UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders
February 28, 2021
BSCL	Invesco BulletShares 2021 Corporate Bond ETF
BSCM	Invesco BulletShares 2022 Corporate Bond ETF
BSCN	Invesco BulletShares 2023 Corporate Bond ETF
BSCO	Invesco BulletShares 2024 Corporate Bond ETF
BSCP	Invesco BulletShares 2025 Corporate Bond ETF
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSCT	Invesco BulletShares 2029 Corporate Bond ETF
BSCU	Invesco BulletShares 2030 Corporate Bond ETF
BSJL	Invesco BulletShares 2021 High Yield Corporate Bond ETF
BSJM	Invesco BulletShares 2022 High Yield Corporate Bond ETF
BSJN	Invesco BulletShares 2023 High Yield Corporate Bond ETF
BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF

Invesco Semi-Annual Report to Shareholders (continued)

BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSML	Invesco BulletShares 2021 Municipal Bond ETF
BSMM	Invesco BulletShares 2022 Municipal Bond ETF
BSMN	Invesco BulletShares 2023 Municipal Bond ETF
BSMO	Invesco BulletShares 2024 Municipal Bond ETF
BSMP	Invesco BulletShares 2025 Municipal Bond ETF
BSMQ	Invesco BulletShares 2026 Municipal Bond ETF
BSMR	Invesco BulletShares 2027 Municipal Bond ETF
BSMS	Invesco BulletShares 2028 Municipal Bond ETF
BSMT	Invesco BulletShares 2029 Municipal Bond ETF
BSMU	Invesco BulletShares 2030 Municipal Bond ETF
BSAE	Invesco BulletShares 2021 USD Emerging Markets Debt ETF
BSBE	Invesco BulletShares 2022 USD Emerging Markets Debt ETF
BSCE	Invesco BulletShares 2023 USD Emerging Markets Debt ETF
BSDE	Invesco BulletShares 2024 USD Emerging Markets Debt ETF

3

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.45%
Aerospace & Defense-1.45%
General Dynamics Corp.
3.00%, 05/11/2021	$14,697,000	$14,775,621
3.88%, 07/15/2021	3,676,000	3,691,377
Lockheed Martin Corp., 3.35%, 09/15/2021	4,768,000	4,847,880
Northrop Grumman Corp., 3.50%, 03/15/2021	5,158,000	5,164,235

		28,479,113

Air Freight & Logistics-0.26%
United Parcel Service, Inc., 2.05%, 04/01/2021	5,058,000	5,065,481

Airlines-0.25%
Delta Air Lines, Inc., 3.40%, 04/19/2021	4,878,000	4,888,784

Automobiles-4.22%
American Honda Finance Corp.
1.65%, 07/12/2021	5,923,000	5,953,504
1.70%, 09/09/2021	8,047,000	8,109,118
General Motors Financial Co., Inc.
3.55%, 04/09/2021	7,332,000	7,353,633
3.20%, 07/06/2021	15,972,000	16,088,249
4.38%, 09/25/2021	9,652,000	9,874,667
Toyota Motor Corp. (Japan), 3.18%, 07/20/2021	5,974,000	6,043,135
Toyota Motor Credit Corp.
1.90%, 04/08/2021	9,146,000	9,161,364
2.95%, 04/13/2021	7,423,000	7,446,434
2.75%, 05/17/2021	5,370,000	5,398,413
3.40%, 09/15/2021	7,543,000	7,667,924

		83,096,441

Banks-29.80%
Bank of America Corp.
2.63%, 04/19/2021	15,014,000	15,061,146
5.00%, 05/13/2021	7,000,000	7,066,427
Bank of Montreal (Canada)
1.90%, 08/27/2021	16,033,000	16,170,851
Series D, 3.10%, 04/13/2021	10,604,000	10,639,509
Bank of Nova Scotia (The) (Canada)
2.45%, 03/22/2021	10,265,000	10,277,433
3.13%, 04/20/2021	10,088,000	10,127,408
2.80%, 07/21/2021	7,107,000	7,177,361
Barclays PLC (United Kingdom), 3.20%, 08/10/2021	10,020,000	10,148,696
BBVA USA, 3.50%, 06/11/2021	6,035,000	6,072,282
BPCE S.A. (France), 2.75%, 12/02/2021	8,800,000	8,963,689
Citibank N.A., 3.40%, 07/23/2021	13,445,000	13,577,385
Citigroup, Inc.
2.70%, 03/30/2021	16,130,500	16,161,436
2.35%, 08/02/2021	14,282,000	14,408,026
2.90%, 12/08/2021	20,940,000	21,324,455
Citizens Bank N.A., 2.55%, 05/13/2021	7,108,000	7,126,897
Cooperatieve Rabobank U.A. (Netherlands), 3.13%, 04/26/2021	7,820,000	7,854,943

	Principal Amount	Value
Banks-(continued)
Deutsche Bank AG (Germany)
3.38%, 05/12/2021	$5,007,000	$5,033,484
4.25%, 10/14/2021	27,014,000	27,621,405
Fifth Third Bank
2.25%, 06/14/2021	8,850,000	8,886,095
3.35%, 07/26/2021	4,230,000	4,271,547
2.88%, 10/01/2021	6,190,000	6,271,104
HSBC Holdings PLC (United Kingdom)
3.40%, 03/08/2021	3,201,000	3,202,741
5.10%, 04/05/2021	1,444,000	1,450,550
2.95%, 05/25/2021	11,000,000	11,066,374
Huntington National Bank (The), 3.25%, 05/14/2021	6,375,000	6,397,875
JPMorgan Chase & Co.
4.63%, 05/10/2021	8,242,000	8,311,733
4.35%, 08/15/2021	13,554,000	13,807,347
KeyBank N.A.
3.35%, 06/15/2021	4,500,000	4,540,392
2.50%, 11/22/2021	3,850,000	3,909,192
KeyCorp, 5.10%, 03/24/2021	7,193,000	7,214,620
Lloyds Banking Group PLC (United Kingdom), 3.10%, 07/06/2021	7,885,000	7,963,279
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 03/01/2021	13,754,000	13,754,000
3.54%, 07/26/2021	5,711,000	5,786,569
2.19%, 09/13/2021	7,415,000	7,489,323
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/2021	8,900,000	8,996,429
PNC Bank N.A.
2.15%, 04/29/2021	8,971,000	8,984,769
2.55%, 12/09/2021	6,100,000	6,193,792
Royal Bank of Canada (Canada), 3.20%, 04/30/2021	11,145,000	11,199,540
Santander UK Group Holdings PLC (United Kingdom), 2.88%, 08/05/2021	10,650,000	10,769,064
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 03/15/2021	7,631,000	7,637,764
1.88%, 09/13/2021	7,251,000	7,312,289
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 03/09/2021	12,875,000	12,881,958
2.06%, 07/14/2021	13,552,000	13,645,849
2.44%, 10/19/2021	11,540,000	11,699,896
Svenska Handelsbanken AB (Sweden)
2.45%, 03/30/2021	10,690,000	10,708,914
3.35%, 05/24/2021	10,270,000	10,343,842
1.88%, 09/07/2021	7,100,000	7,160,040
Synchrony Bank, 3.65%, 05/24/2021	5,477,000	5,502,727
Toronto-Dominion Bank (The) (Canada)
2.13%, 04/07/2021	13,036,000	13,060,901
3.25%, 06/11/2021	7,838,000	7,902,837
1.80%, 07/13/2021	10,475,000	10,535,660
Truist Bank, 2.85%, 04/01/2021	4,500,000	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Banks-(continued)
Truist Financial Corp.
2.05%, 05/10/2021	$9,571,000	$9,589,651
3.20%, 09/03/2021	3,548,000	3,592,869
U.S. Bancorp, 4.13%, 05/24/2021	7,062,000	7,101,304
U.S. Bank N.A., 3.15%, 04/26/2021	7,970,000	7,986,450
Wells Fargo & Co.
2.50%, 03/04/2021	17,717,000	17,719,297
4.60%, 04/01/2021	19,728,000	19,798,000
2.10%, 07/26/2021	22,934,000	23,110,073

		587,069,489

Beverages-1.38%
Molson Coors Beverage Co., 2.10%, 07/15/2021	8,040,000	8,077,271
PepsiCo, Inc.
2.00%, 04/15/2021	7,330,000	7,340,169
3.00%, 08/25/2021	6,416,000	6,503,686
1.70%, 10/06/2021	5,127,000	5,167,084

		27,088,210

Biotechnology-1.91%
AbbVie, Inc., 2.30%, 05/14/2021	13,210,000	13,239,780
Gilead Sciences, Inc.
4.40%, 12/01/2021	9,101,000	9,288,482
0.75%, 09/29/2023	15,011,000	15,038,296

		37,566,558

Capital Markets-9.66%
Bank of New York Mellon Corp. (The)
2.50%, 04/15/2021	7,071,000	7,076,994
2.05%, 05/03/2021	10,195,000	10,211,503
3.55%, 09/23/2021	11,512,000	11,694,175
BlackRock, Inc., 4.25%, 05/24/2021	5,846,000	5,901,754
Charles Schwab Corp. (The), 3.25%, 05/21/2021	4,343,000	4,361,154
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	14,680,000	14,944,366
2.10%, 11/12/2021	14,705,000	14,894,529
Goldman Sachs Group, Inc. (The)
2.63%, 04/25/2021	11,558,000	11,574,953
5.25%, 07/27/2021	29,619,000	30,218,843
Morgan Stanley
2.50%, 04/21/2021	18,979,000	19,039,471
5.50%, 07/28/2021	19,793,000	20,210,912
2.63%, 11/17/2021	25,645,000	26,072,273
Northern Trust Corp., 3.38%, 08/23/2021	3,211,000	3,259,660
State Street Corp.
4.38%, 03/07/2021	4,810,000	4,812,784
1.95%, 05/19/2021	6,086,000	6,108,884

		190,382,255

Communications Equipment-0.96%
Cisco Systems, Inc.
2.90%, 03/04/2021	4,240,000	4,240,664
1.85%, 09/20/2021	14,655,000	14,763,154

		19,003,818

Consumer Finance-3.25%
Ally Financial, Inc., 4.25%, 04/15/2021	4,208,000	4,226,812

	Principal Amount	Value
Consumer Finance-(continued)
American Express Co., 3.38%, 05/17/2021	$9,195,000	$9,230,401
American Express Credit Corp., 2.25%, 05/05/2021	13,279,000	13,304,353
Capital One Financial Corp.
3.45%, 04/30/2021	9,673,000	9,698,363
4.75%, 07/15/2021	8,976,000	9,123,503
Capital One N.A.
2.95%, 07/23/2021	4,300,000	4,336,024
2.25%, 09/13/2021	3,500,000	3,532,309
Discover Bank, 3.20%, 08/09/2021	5,402,000	5,456,739
Synchrony Financial, 3.75%, 08/15/2021	5,140,000	5,189,607

		64,098,111

Diversified Financial Services-0.50%
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	6,444,000	6,448,815
3.75%, 08/15/2021	3,400,000	3,454,940

		9,903,755

Diversified Telecommunication Services-0.71%
Orange S.A. (France), 4.13%, 09/14/2021	7,499,000	7,651,862
Qwest Corp., 6.75%, 12/01/2021	6,136,000	6,377,605

		14,029,467

Electric Utilities-3.06%
Duke Energy Carolinas LLC, 3.90%, 06/15/2021	4,215,000	4,225,580
Duke Energy Corp.
1.80%, 09/01/2021	5,722,000	5,757,971
3.55%, 09/15/2021	3,608,000	3,641,712
Duke Energy Progress LLC, 3.00%, 09/15/2021	3,614,000	3,642,453
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	5,503,000	5,528,803
Entergy Louisiana LLC, 0.62%, 11/17/2023	8,000,000	8,017,223
NextEra Energy Capital Holdings, Inc., 2.40%, 09/01/2021	11,053,000	11,172,663
Ohio Power Co., Series M, 5.38%, 10/01/2021	3,650,000	3,757,814
Southern California Edison Co., 3.88%, 06/01/2021	3,599,000	3,630,592
Southern Co. (The), 2.35%, 07/01/2021	10,938,000	10,991,530

		60,366,341

Electrical Equipment-0.27%
Emerson Electric Co., 2.63%, 12/01/2021	5,304,000	5,388,565

Energy Equipment & Services-0.26%
Halliburton Co., 3.25%, 11/15/2021	5,080,000	5,150,255

Entertainment-0.58%
TWDC Enterprises 18 Corp.
3.75%, 06/01/2021	5,413,000	5,459,988
2.75%, 08/16/2021	5,921,000	5,989,685

		11,449,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Equity REITs-0.50%
ERP Operating L.P., 4.63%, 12/15/2021	$6,450,000	$6,597,955
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026	3,170,000	3,291,411

		9,889,366

Food & Staples Retailing-1.71%
Kroger Co. (The), 2.95%, 11/01/2021	3,488,000	3,542,936
Sysco Corp., 2.50%, 07/15/2021	3,627,000	3,650,730
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	9,238,000	9,383,611
Walmart, Inc.
4.25%, 04/15/2021	3,725,000	3,742,118
3.13%, 06/23/2021	13,281,000	13,402,743

		33,722,138

Food Products-1.10%
General Mills, Inc.
3.20%, 04/16/2021	4,339,000	4,354,294
3.15%, 12/15/2021	7,288,000	7,400,417
JM Smucker Co. (The), 3.50%, 10/15/2021	5,455,000	5,563,910
Tyson Foods, Inc., 2.25%, 08/23/2021	4,287,000	4,320,968

		21,639,589

Gas Utilities-0.22%
National Fuel Gas Co., 4.90%, 12/01/2021	4,267,000	4,364,057

Health Care Equipment & Supplies-0.94%
Becton, Dickinson and Co., 3.13%, 11/08/2021	8,836,000	9,002,604
Stryker Corp.
2.63%, 03/15/2021	5,110,000	5,114,466
0.60%, 12/01/2023	4,370,000	4,375,559

		18,492,629

Health Care Providers & Services-3.02%
Anthem, Inc., 3.70%, 08/15/2021	5,790,000	5,832,212
Cigna Corp., 3.40%, 09/17/2021	9,274,000	9,435,746
CVS Health Corp.
3.35%, 03/09/2021	15,277,000	15,285,585
2.13%, 06/01/2021	13,635,000	13,677,518
UnitedHealth Group, Inc.
2.13%, 03/15/2021	5,475,000	5,478,770
3.38%, 11/15/2021	4,219,000	4,278,345
2.88%, 12/15/2021	5,454,000	5,561,645

		59,549,821

Household Products-0.32%
Procter & Gamble Co. (The), 1.70%, 11/03/2021	6,197,000	6,263,187

Industrial Conglomerates-1.05%
Honeywell International, Inc.
4.25%, 03/01/2021	5,973,000	5,973,000
1.85%, 11/01/2021	11,019,000	11,129,044
Roper Technologies, Inc., 2.80%, 12/15/2021	3,473,000	3,533,043

		20,635,087

Insurance-0.64%
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	4,959,000	4,985,907

	Principal Amount	Value
Insurance-(continued)
Progressive Corp. (The), 3.75%, 08/23/2021	$4,457,000	$4,533,165
Willis Towers Watson PLC, 5.75%, 03/15/2021	3,174,000	3,179,979

		12,699,051

Interactive Media & Services-0.32%
Alphabet, Inc., 3.63%, 05/19/2021	6,310,000	6,358,231

Internet & Direct Marketing Retail-0.38%
Amazon.com, Inc., 3.30%, 12/05/2021	7,329,000	7,463,627

IT Services-0.84%
Global Payments, Inc., 3.80%, 04/01/2021	5,878,000	5,878,000
Mastercard, Inc., 2.00%, 11/21/2021	5,208,000	5,276,926
VeriSign, Inc., 4.63%, 05/01/2023	5,308,000	5,351,127

		16,506,053

Machinery-2.39%
Caterpillar Financial Services Corp.
1.70%, 08/09/2021	6,968,000	7,014,455
3.15%, 09/07/2021	6,204,000	6,298,018
Caterpillar, Inc., 3.90%, 05/27/2021	9,131,000	9,210,477
CNH Industrial Capital LLC, 4.88%, 04/01/2021	4,976,000	4,993,751
John Deere Capital Corp.
2.80%, 03/04/2021	3,304,000	3,304,500
3.90%, 07/12/2021	3,676,000	3,725,278
3.13%, 09/10/2021	4,382,000	4,448,979
3.15%, 10/15/2021	3,677,000	3,737,501
Xylem, Inc., 4.88%, 10/01/2021	4,289,000	4,398,448

		47,131,407

Media-0.38%
Time Warner Cable LLC, 4.00%, 09/01/2021	7,494,000	7,558,483

Metals & Mining-0.19%
Kinross Gold Corp. (Canada), 5.13%, 09/01/2021	3,624,000	3,663,397

Multiline Retail-0.27%
Nordstrom, Inc., 4.00%, 10/15/2021	5,174,000	5,235,336

Multi-Utilities-0.90%
Consolidated Edison, Inc.
2.00%, 05/15/2021	3,655,000	3,662,643
Series A, 0.65%, 12/01/2023	4,300,000	4,304,662
PSEG Power LLC, 3.00%, 06/15/2021	5,577,000	5,607,773
Puget Energy, Inc., 6.00%, 09/01/2021	4,065,000	4,176,617

		17,751,695

Oil, Gas & Consumable Fuels-6.00%
Canadian Natural Resources Ltd. (Canada), 3.45%, 11/15/2021	4,232,000	4,289,241
Chevron Corp., 2.10%, 05/16/2021	9,789,000	9,811,244
Diamondback Energy, Inc., 5.38%, 05/31/2025	6,277,000	6,492,322
Enbridge Energy Partners L.P., 4.20%, 09/15/2021	4,802,000	4,854,084
Energy Transfer Operating L.P., 4.65%, 06/01/2021	6,073,000	6,075,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC, 2.85%, 04/15/2021	$4,706,000	$4,710,420
Exxon Mobil Corp., 2.22%, 03/01/2021	19,189,000	19,189,000
Kinder Morgan Energy Partners L.P., 5.00%, 10/01/2021	4,257,000	4,320,744
Marathon Petroleum Corp., 5.13%, 03/01/2021	8,264,000	8,264,000
Ovintiv, Inc., 3.90%, 11/15/2021	3,542,000	3,577,727
Shell International Finance B.V. (Netherlands)
1.88%, 05/10/2021	10,918,000	10,952,778
1.75%, 09/12/2021	7,257,000	7,315,578
Sunoco Logistics Partners Operations L.P., 4.40%, 04/01/2021	3,906,000	3,907,296
Total Capital International S.A. (France)
2.75%, 06/19/2021	7,441,000	7,497,845
2.22%, 07/12/2021	5,461,000	5,490,315
Total Capital S.A. (France), 4.25%, 12/15/2021	4,255,000	4,389,701
Williams Cos., Inc. (The), 4.00%, 11/15/2021	3,630,000	3,689,255
WPX Energy, Inc., 5.75%, 06/01/2026	3,200,000	3,368,800

		118,195,479

Pharmaceuticals-3.29%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	10,885,000	10,904,804
Johnson & Johnson, 1.65%, 03/01/2021	7,059,000	7,059,000
Pfizer, Inc.
3.00%, 09/15/2021	7,309,000	7,413,466
2.20%, 12/15/2021	7,247,000	7,351,154
Sanofi (France), 4.00%, 03/29/2021	15,309,000	15,353,360
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	16,561,000	16,659,673

		64,741,457

Professional Services-0.18%
Equifax, Inc., 2.30%, 06/01/2021	3,532,000	3,543,621

Road & Rail-0.44%
Norfolk Southern Corp., 3.25%, 12/01/2021	4,170,000	4,229,414
Union Pacific Corp., 3.20%, 06/08/2021	4,402,000	4,436,321

		8,665,735

Semiconductors & Semiconductor Equipment-1.88%
Intel Corp.
1.70%, 05/19/2021	3,687,000	3,693,704
3.30%, 10/01/2021	14,685,000	14,942,180
Lam Research Corp., 2.80%, 06/15/2021	6,078,000	6,109,468
NVIDIA Corp., 2.20%, 09/16/2021	7,310,000	7,373,053
Xilinx, Inc., 3.00%, 03/15/2021	4,931,000	4,936,182

		37,054,587

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Software-3.25%
Microsoft Corp., 1.55%, 08/08/2021	$20,041,000	$20,146,161
Oracle Corp.
2.80%, 07/08/2021	10,953,000	11,050,852
1.90%, 09/15/2021	32,506,000	32,752,310

		63,949,323

Specialty Retail-1.10%
Home Depot, Inc. (The), 2.00%, 04/01/2021	8,671,000	8,671,000
Lowe’s Cos., Inc.
3.75%, 04/15/2021	3,546,000	3,554,093
3.80%, 11/15/2021	4,031,000	4,094,222
TJX Cos., Inc. (The), 2.75%, 06/15/2021	5,421,000	5,425,011

		21,744,326

Technology Hardware, Storage & Peripherals-2.07%
Apple, Inc.
2.85%, 05/06/2021	22,516,000	22,623,454
1.55%, 08/04/2021	9,219,000	9,252,924
HP, Inc.
4.38%, 09/15/2021	3,610,000	3,687,578
4.65%, 12/09/2021	5,100,000	5,260,764

		40,824,720

Tobacco-0.93%
Altria Group, Inc., 4.75%, 05/05/2021	12,613,000	12,709,247
Philip Morris International, Inc., 2.90%, 11/15/2021	5,488,000	5,593,276

		18,302,523

Trading Companies & Distributors-0.62%
Air Lease Corp.
2.50%, 03/01/2021	4,671,000	4,671,000
3.88%, 04/01/2021	3,216,000	3,216,000
3.38%, 06/01/2021	4,365,000	4,395,967

		12,282,967

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,834,105,424)		1,841,254,208

	Shares
Money Market Funds-6.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $129,269,307)	129,269,307	129,269,307

TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,963,374,731)		1,970,523,515

OTHER ASSETS LESS LIABILITIES-(0.01)%		(284,824)

NET ASSETS-100.00%		$1,970,238,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$571,429,616	$(442,160,309)	$-	$-	$129,269,307	$8,841

Invesco Premier U.S. Government Money Portfolio, Institutional Class	29,211,229	71,522,244	(100,733,473)	-	-	-	207

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,967,699	15,957,161	(20,924,860)	-	-	-	658	*

Invesco Private Prime Fund	1,698,896	15,105,432	(16,804,699)	-	371	-	2,043	*

Total	$35,877,824	$674,014,453	$(580,623,341)	$-	$371	$129,269,307	$11,749

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	44.02

Health Care	9.16

Information Technology	9.00

Industrials	6.91

Energy	6.26

Consumer Discretionary	5.97

Consumer Staples	5.44

Utilities	4.18

Sector Types Each Less Than 3%	2.51

Money Market Funds Plus Other Assets Less Liabilities	6.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.07%
Aerospace & Defense-0.93%
General Dynamics Corp., 2.25%, 11/15/2022	$6,556,000	$6,740,542
Howmet Aerospace, Inc., 5.87%, 02/23/2022	4,200,000	4,341,750
Northrop Grumman Corp., 2.55%, 10/15/2022	9,838,000	10,162,897

		21,245,189

Air Freight & Logistics-0.62%
FedEx Corp., 2.63%, 08/01/2022	3,222,000	3,322,945
United Parcel Service, Inc.
2.35%, 05/16/2022	3,919,000	4,012,625
2.45%, 10/01/2022	6,551,000	6,779,087

		14,114,657

Airlines-0.29%
Delta Air Lines, Inc., 3.63%, 03/15/2022	6,549,000	6,651,074

Automobiles-3.93%
American Honda Finance Corp.
1.95%, 05/20/2022	3,918,000	3,998,500
2.20%, 06/27/2022	5,319,000	5,449,074
0.40%, 10/21/2022	3,555,000	3,558,904
2.60%, 11/16/2022	3,228,000	3,349,329
General Motors Financial Co., Inc.
3.45%, 01/14/2022	8,187,000	8,376,255
3.45%, 04/10/2022	8,088,000	8,308,886
3.15%, 06/30/2022	8,188,000	8,445,567
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	3,321,000	3,403,902
Toyota Motor Credit Corp.
2.60%, 01/11/2022	7,835,000	7,988,294
3.30%, 01/12/2022	6,807,000	6,981,184
1.15%, 05/26/2022	8,043,000	8,130,436
2.80%, 07/13/2022	3,224,000	3,333,078
0.45%, 07/22/2022	4,937,000	4,952,691
2.15%, 09/08/2022	5,708,000	5,867,758
0.35%, 10/14/2022	7,452,000	7,467,346

		89,611,204

Banks-23.44%
Bank of America Corp.
5.70%, 01/24/2022	7,360,000	7,719,730
2.50%, 10/21/2022	12,737,000	12,913,031
Bank of Montreal (Canada)
2.35%, 09/11/2022	7,214,000	7,449,320
2.55%, 11/06/2022	6,307,000	6,535,944
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022	9,494,000	9,732,229
2.45%, 09/19/2022	6,460,000	6,678,477
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	17,550,000	19,304,848
BBVA USA, 2.88%, 06/29/2022	4,800,000	4,950,801
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	6,314,000	6,502,976
CIT Group, Inc., 5.00%, 08/15/2022	7,254,000	7,663,416

	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
4.50%, 01/14/2022	$16,293,000	$16,891,636
2.75%, 04/25/2022	14,764,000	15,142,672
4.05%, 07/30/2022	5,584,000	5,862,308
2.70%, 10/27/2022	11,145,000	11,559,646
Citizens Bank N.A., 2.65%, 05/26/2022	5,002,000	5,132,367
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022	6,325,000	6,462,241
3.88%, 02/08/2022	19,832,000	20,504,680
3.95%, 11/09/2022	9,805,000	10,356,505
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	7,000,000	7,300,448
Fifth Third Bancorp
3.50%, 03/15/2022	3,155,000	3,251,123
2.60%, 06/15/2022	4,478,000	4,600,871
First Republic Bank, 2.50%, 06/06/2022	4,003,000	4,102,006
HSBC Holdings PLC (United Kingdom), 4.00%, 03/30/2022	12,249,000	12,742,089
Huntington Bancshares, Inc., 2.30%, 01/14/2022	6,625,000	6,730,104
Huntington National Bank (The), 2.50%, 08/07/2022	4,452,000	4,585,464
JPMorgan Chase & Co.
4.50%, 01/24/2022	11,340,000	11,772,882
3.25%, 09/23/2022	19,495,000	20,399,125
KeyBank N.A.
2.40%, 06/09/2022	3,879,000	3,985,946
2.30%, 09/14/2022	4,800,000	4,951,604
Lloyds Banking Group PLC (United Kingdom), 3.00%, 01/11/2022	9,500,000	9,716,304
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	4,452,000	4,564,413
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 02/22/2022	7,124,000	7,310,248
2.62%, 07/18/2022	14,500,000	14,953,888
2.67%, 07/25/2022	13,130,000	13,558,089
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022	9,708,000	9,960,450
2.60%, 09/11/2022	6,550,000	6,775,558
MUFG Union Bank N.A., 2.10%, 12/09/2022	4,550,000	4,684,661
People’s United Financial, Inc., 3.65%, 12/06/2022	3,062,000	3,205,857
PNC Bank N.A.
2.63%, 02/17/2022	8,200,000	8,372,766
2.45%, 07/28/2022	5,095,000	5,248,539
2.70%, 11/01/2022	6,218,000	6,450,012
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022	6,414,000	6,596,049
2.85%, 11/09/2022(b)	3,156,000	3,294,903
Royal Bank of Canada (Canada), 2.75%, 02/01/2022	7,857,000	8,039,090
Santander Holdings USA, Inc., 3.70%, 03/28/2022	4,616,000	4,758,617
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	3,251,000	3,334,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	$4,585,000	$4,762,721
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 01/11/2022	4,705,000	4,808,969
2.78%, 07/12/2022	12,735,000	13,159,957
2.78%, 10/18/2022	7,675,000	7,971,254
Synchrony Bank, 3.00%, 06/15/2022	5,395,000	5,555,879
Truist Bank
2.63%, 01/15/2022	7,050,000	7,187,428
2.45%, 08/01/2022	6,118,000	6,299,891
Truist Financial Corp.
2.70%, 01/27/2022	6,363,000	6,493,655
2.75%, 04/01/2022	6,361,000	6,517,586
U.S. Bancorp
3.00%, 03/15/2022	6,141,000	6,303,646
2.95%, 07/15/2022	9,137,000	9,443,721
Series V, 2.63%, 01/24/2022	7,880,000	8,036,269
UBS AG (Switzerland), 7.63%, 08/17/2022	12,750,000	14,015,576
US Bank N.A., 1.80%, 01/21/2022	5,600,000	5,671,500
Wells Fargo & Co.
3.50%, 03/08/2022	16,286,000	16,824,983
2.63%, 07/22/2022	24,437,000	25,214,409

		534,876,095

Beverages-1.62%
Constellation Brands, Inc.
2.70%, 05/09/2022	3,258,000	3,342,145
2.65%, 11/07/2022	4,544,000	4,706,407
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	6,542,000	6,745,825
Molson Coors Beverage Co., 3.50%, 05/01/2022	3,192,000	3,301,678
PepsiCo, Inc.
2.75%, 03/05/2022	8,160,000	8,365,773
2.25%, 05/02/2022	4,892,000	4,996,977
3.10%, 07/17/2022	5,222,000	5,401,348

		36,860,153

Biotechnology-3.71%
AbbVie, Inc.
2.90%, 11/06/2022	20,090,000	20,924,974
3.20%, 11/06/2022	6,581,000	6,858,511
2.30%, 11/21/2022	20,470,000	21,131,383
Amgen, Inc.
2.70%, 05/01/2022	3,206,000	3,271,837
2.65%, 05/11/2022	9,777,000	9,996,438
3.63%, 05/15/2022	5,414,000	5,567,313
Biogen, Inc., 3.63%, 09/15/2022	6,446,000	6,768,268
Gilead Sciences, Inc.
1.95%, 03/01/2022	3,222,000	3,276,059
3.25%, 09/01/2022	6,551,000	6,801,377

		84,596,160

Capital Markets-6.44%
Ares Capital Corp., 3.63%, 01/19/2022	4,111,000	4,206,944
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	7,884,000	8,044,951
1.95%, 08/23/2022	6,563,000	6,733,310

	Principal Amount	Value
Capital Markets-(continued)
BlackRock, Inc., 3.38%, 06/01/2022	$5,016,000	$5,213,261
CME Group, Inc., 3.00%, 09/15/2022	5,218,000	5,431,900
Credit Suisse AG (Switzerland), 2.80%, 04/08/2022	9,650,000	9,915,312
E*TRADE Financial Corp., 2.95%, 08/24/2022	4,039,000	4,182,314
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	29,101,000	30,523,603
3.00%, 04/26/2022	21,122,000	21,204,406
Moody’s Corp., 4.50%, 09/01/2022	3,228,000	3,385,649
Morgan Stanley
2.75%, 05/19/2022	21,122,000	21,744,370
4.88%, 11/01/2022	12,770,000	13,693,117
Nasdaq, Inc., 0.45%, 12/21/2022	4,000,000	4,001,626
Northern Trust Corp., 2.38%, 08/02/2022	3,150,000	3,241,111
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	5,252,000	5,379,491

		146,901,365

Chemicals-1.03%
Celanese US Holdings LLC, 4.63%, 11/15/2022	3,321,000	3,542,117
Eastman Chemical Co., 3.60%, 08/15/2022	4,866,000	5,052,391
Ecolab, Inc., 2.38%, 08/10/2022	3,254,000	3,344,739
Linde, Inc.
2.45%, 02/15/2022	4,568,000	4,639,035
2.20%, 08/15/2022	3,156,000	3,229,916
Mosaic Co. (The), 3.25%, 11/15/2022	3,509,000	3,660,860

		23,469,058

Commercial Services & Supplies-0.35%
Cintas Corp. No. 2, 2.90%, 04/01/2022	4,290,000	4,401,569
Waste Management, Inc., 2.90%, 09/15/2022	3,453,000	3,567,415

		7,968,984

Communications Equipment-0.61%
Cisco Systems, Inc., 3.00%, 06/15/2022	3,590,000	3,712,827
Nokia OYJ (Finland), 3.38%, 06/12/2022	3,323,000	3,422,358
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	6,566,000	6,810,583

		13,945,768

Consumer Finance-2.30%
Ally Financial, Inc., 4.13%, 02/13/2022	4,249,000	4,393,540
American Express Co.
2.50%, 08/01/2022	11,717,000	12,060,922
2.65%, 12/02/2022	8,329,000	8,665,478
American Express Credit Corp., 2.70%, 03/03/2022	11,707,000	11,967,379
Capital One Financial Corp., 3.05%, 03/09/2022	5,359,000	5,496,487
Capital One N.A.
2.65%, 08/08/2022	2,700,000	2,784,994
2.15%, 09/06/2022	3,699,000	3,794,964
Discover Financial Services, 3.85%, 11/21/2022	3,059,000	3,235,315

		52,399,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Diversified Consumer Services-0.15%
Block Financial LLC, 5.50%, 11/01/2022	$3,299,000	$3,484,846

Diversified Financial Services-0.54%
Berkshire Hathaway, Inc., 3.40%, 01/31/2022	3,816,000	3,928,568
National Rural Utilities Cooperative Finance Corp., 1.75%, 01/21/2022	3,256,000	3,297,897
ORIX Corp. (Japan), 2.90%, 07/18/2022	4,900,000	5,063,896

		12,290,361

Diversified Telecommunication Services-1.36%
AT&T, Inc.
3.00%, 06/30/2022	12,838,000	13,235,139
2.63%, 12/01/2022	7,209,000	7,450,080
Verizon Communications, Inc.
2.95%, 03/15/2022	4,651,000	4,779,802
2.45%, 11/01/2022	5,314,000	5,461,910

		30,926,931

Electric Utilities-2.70%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	3,650,000	3,727,317
Duke Energy Corp.
2.40%, 08/15/2022	3,258,000	3,347,469
3.05%, 08/15/2022	3,254,000	3,360,591
Duke Energy Progress LLC, 2.80%, 05/15/2022	3,242,000	3,319,224
Entergy Corp., 4.00%, 07/15/2022	4,291,000	4,472,949
Eversource Energy, Series K, 2.75%, 03/15/2022	5,511,000	5,637,191
Exelon Corp., 3.50%, 06/01/2022	7,510,000	7,781,435
Exelon Generation Co. LLC
3.40%, 03/15/2022	3,489,000	3,587,107
4.25%, 06/15/2022	3,284,000	3,400,195
ITC Holdings Corp., 2.70%, 11/15/2022	3,154,000	3,271,507
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	3,139,000	3,439,082
Pacific Gas and Electric Co., 1.75%, 06/16/2022	16,272,000	16,315,582

		61,659,649

Electrical Equipment-0.84%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	8,170,000	8,416,921
Eaton Corp., 2.75%, 11/02/2022	10,442,000	10,856,297

		19,273,218

Electronic Equipment, Instruments & Components-0.29%
Jabil, Inc., 4.70%, 09/15/2022	3,196,000	3,391,745
Tyco Electronics Group S.A. (Switzerland), 3.50%, 02/03/2022	3,249,000	3,318,701

		6,710,446

Energy Equipment & Services-0.37%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	8,104,000	8,438,387

	Principal Amount	Value
Entertainment-0.59%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	$3,416,000	$3,488,888
2.35%, 12/01/2022	6,448,000	6,673,719
Walt Disney Co. (The), 1.65%, 09/01/2022	3,146,000	3,209,655

		13,372,262

Equity REITs-1.99%
American Tower Corp.
2.25%, 01/15/2022	3,871,000	3,936,465
4.70%, 03/15/2022	4,811,000	5,022,175
Equinix, Inc., 5.38%, 05/15/2027	8,328,000	8,998,648
Kimco Realty Corp., 3.40%, 11/01/2022	3,285,000	3,421,097
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	9,134,000	9,745,750
Public Storage, 2.37%, 09/15/2022	3,253,000	3,350,243
Simon Property Group L.P.
2.35%, 01/30/2022	3,565,000	3,611,987
2.63%, 06/15/2022	3,872,000	3,965,129
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	3,272,000	3,395,331

		45,446,825

Food & Staples Retailing-1.12%
Costco Wholesale Corp., 2.30%, 05/18/2022	5,229,000	5,352,988
Kroger Co. (The), 3.40%, 04/15/2022	3,383,000	3,474,689
Walgreen Co., 3.10%, 09/15/2022	7,876,000	8,193,985
Walmart, Inc., 2.35%, 12/15/2022	8,286,000	8,583,483

		25,605,145

Food Products-0.97%
General Mills, Inc., 2.60%, 10/12/2022	3,323,000	3,435,800
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022	104,000	107,680
McCormick & Co., Inc., 2.70%, 08/15/2022	4,828,000	4,978,399
Mondelez International, Inc., 0.63%, 07/01/2022	6,776,000	6,802,614
Tyson Foods, Inc., 4.50%, 06/15/2022	6,549,000	6,824,333

		22,148,826

Health Care Equipment & Supplies-1.15%
Abbott Laboratories, 2.55%, 03/15/2022	4,830,000	4,943,160
Becton, Dickinson and Co., 2.89%, 06/06/2022	11,362,000	11,688,704
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	4,595,000	4,728,167
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	4,862,000	4,984,510

		26,344,541

Health Care Providers & Services-4.33%
Aetna, Inc., 2.75%, 11/15/2022	6,551,000	6,771,602
Anthem, Inc.
3.13%, 05/15/2022	5,581,000	5,766,400
2.95%, 12/01/2022	4,875,000	5,075,700
Cardinal Health, Inc., 2.62%, 06/15/2022	5,452,000	5,591,290
Centene Corp., 4.25%, 12/15/2027	16,104,000	16,755,246
Cigna Corp., 3.90%, 02/15/2022	5,191,000	5,363,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
CommonSpirit Health, 2.95%, 11/01/2022	$3,357,000	$3,492,534
CVS Health Corp.
3.50%, 07/20/2022	9,821,000	10,195,258
2.75%, 12/01/2022	8,184,000	8,474,540
Humana, Inc., 3.15%, 12/01/2022	3,921,000	4,078,244
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	3,227,000	3,310,154
3.75%, 08/23/2022	3,225,000	3,354,981
UnitedHealth Group, Inc.
2.88%, 03/15/2022	7,165,000	7,313,727
3.35%, 07/15/2022	7,018,000	7,308,172
2.38%, 10/15/2022	5,849,000	6,047,099

		98,898,869

Hotels, Restaurants & Leisure-0.68%
McDonald’s Corp., 2.63%, 01/15/2022	8,817,000	8,997,379
Starbucks Corp.
1.30%, 05/07/2022	3,226,000	3,265,429
2.70%, 06/15/2022	3,159,000	3,246,010

		15,508,818

Household Durables-0.53%
Lennar Corp.
4.13%, 01/15/2022	3,908,000	3,994,660
4.75%, 11/15/2022	3,710,000	3,903,755
NVR, Inc., 3.95%, 09/15/2022	3,970,000	4,143,109

		12,041,524

Household Products-0.84%
Clorox Co. (The), 3.05%, 09/15/2022	3,917,000	4,054,201
Procter & Gamble Co. (The)
2.30%, 02/06/2022	6,551,000	6,680,260
2.15%, 08/11/2022	8,156,000	8,388,471

		19,122,932

Industrial Conglomerates-1.34%
3M Co., 2.00%, 06/26/2022	4,073,000	4,167,564
General Electric Co., 2.70%, 10/09/2022	6,245,000	6,481,116
Honeywell International, Inc., 0.48%, 08/19/2022	16,519,000	16,538,726
Roper Technologies, Inc., 3.13%, 11/15/2022	3,263,000	3,391,912

		30,579,318

Insurance-1.42%
American International Group, Inc., 4.88%, 06/01/2022	9,821,000	10,365,527
Aon Corp., 2.20%, 11/15/2022	3,265,000	3,368,051
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	5,074,000	5,249,043
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	6,468,000	6,719,221
Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	3,262,000	3,329,151
MetLife, Inc., 3.05%, 12/15/2022	3,153,000	3,308,550

		32,339,543

Internet & Direct Marketing Retail-0.88%
Amazon.com, Inc., 2.50%, 11/29/2022	8,154,000	8,429,841

	Principal Amount	Value
Internet & Direct Marketing Retail-(continued)
eBay, Inc.
3.80%, 03/09/2022	$4,886,000	$5,041,885
2.60%, 07/15/2022	6,550,000	6,712,176

		20,183,902

IT Services-2.64%
Fiserv, Inc., 3.50%, 10/01/2022	4,595,000	4,784,183
International Business Machines Corp.
2.50%, 01/27/2022	6,600,000	6,735,320
1.88%, 08/01/2022	6,500,000	6,672,443
2.88%, 11/09/2022	5,900,000	6,158,778
PayPal Holdings, Inc., 2.20%, 09/26/2022	6,514,000	6,699,979
VeriSign, Inc., 4.75%, 07/15/2027	3,592,000	3,800,785
Visa, Inc.
2.15%, 09/15/2022	6,551,000	6,732,734
2.80%, 12/14/2022	14,836,000	15,451,318
Western Union Co. (The), 3.60%, 03/15/2022	3,146,000	3,239,620

		60,275,160

Machinery-2.54%
Caterpillar Financial Services Corp.
0.95%, 05/13/2022	7,190,000	7,247,132
2.85%, 06/01/2022	3,295,000	3,400,395
2.40%, 06/06/2022	3,938,000	4,046,300
1.90%, 09/06/2022	5,023,000	5,144,680
1.95%, 11/18/2022	4,989,000	5,129,612
2.55%, 11/29/2022	4,120,000	4,283,346
Caterpillar, Inc., 2.60%, 06/26/2022	3,223,000	3,301,337
CNH Industrial Capital LLC, 4.38%, 04/05/2022	3,288,000	3,421,128
Deere & Co., 2.60%, 06/08/2022	6,551,000	6,707,862
Flowserve Corp., 3.50%, 09/15/2022	3,458,000	3,577,647
John Deere Capital Corp.
2.65%, 01/06/2022	4,265,000	4,352,703
2.75%, 03/15/2022	3,325,000	3,410,053
2.15%, 09/08/2022	3,938,000	4,049,642

		58,071,837

Media-1.90%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	19,422,000	20,346,664
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	7,103,000	8,209,436
Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 05/01/2022	8,321,000	8,626,230
ViacomCBS, Inc., 3.38%, 03/01/2022	2,695,000	2,753,996
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	3,214,000	3,360,280

		43,296,606

Metals & Mining-0.32%
Newmont Corp., 3.50%, 03/15/2022	3,218,000	3,295,022
Nucor Corp., 4.13%, 09/15/2022	3,890,000	4,071,246

		7,366,268

Multiline Retail-0.29%
Target Corp., 2.90%, 01/15/2022	6,547,000	6,702,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Multi-Utilities-0.87%
CenterPoint Energy, Inc., 2.50%, 09/01/2022	$3,288,000	$3,388,356
DTE Energy Co.
2.25%, 11/01/2022	3,321,000	3,421,385
Series H, 0.55%, 11/01/2022	4,908,000	4,919,916
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	4,515,000	4,680,199
Sempra Energy, 2.88%, 10/01/2022	3,433,000	3,542,639

		19,952,495

Oil, Gas & Consumable Fuels-6.98%
BP Capital Markets PLC (United Kingdom), 2.50%, 11/06/2022	6,535,000	6,773,240
Cenovus Energy, Inc. (Canada), 3.00%, 08/15/2022	3,295,000	3,379,535
Chevron Corp.
2.41%, 03/03/2022	4,539,000	4,622,517
2.50%, 03/03/2022	4,515,000	4,610,695
2.36%, 12/05/2022	13,076,000	13,487,404
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	4,538,991	4,674,214
Energy Transfer Operating L.P., 5.20%, 02/01/2022	7,047,000	7,250,144
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	6,232,000	6,470,926
5.00%, 10/01/2022	4,595,000	4,847,190
Enterprise Products Operating LLC, 4.05%, 02/15/2022	4,286,000	4,436,401
Exxon Mobil Corp.
2.40%, 03/06/2022	7,518,000	7,654,607
1.90%, 08/16/2022	4,884,000	5,001,461
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	3,231,000	3,314,530
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	6,529,000	6,811,145
Marathon Oil Corp., 2.80%, 11/01/2022	3,238,000	3,330,395
ONEOK Partners L.P., 3.38%, 10/01/2022	5,797,000	6,002,129
ONEOK, Inc., 4.25%, 02/01/2022	3,581,000	3,669,384
Ovintiv Exploration, Inc., 5.75%, 01/30/2022	3,937,000	4,065,842
Phillips 66, 4.30%, 04/01/2022	13,007,000	13,552,060
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,744,000	4,871,956
Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	6,518,000	6,806,650
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	6,445,000	6,642,110
Total Capital International S.A. (France), 2.88%, 02/17/2022	6,515,000	6,679,686
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	6,650,000	6,846,197
Williams Cos., Inc. (The)
3.60%, 03/15/2022	8,221,000	8,442,012
3.35%, 08/15/2022	4,833,000	4,994,391

		159,236,821

	Principal Amount	Value
Personal Products-0.41%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022	$3,600,000	$3,700,764
2.20%, 05/05/2022	5,600,000	5,720,771

		9,421,535

Pharmaceuticals-3.27%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	6,548,000	6,705,024
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	4,882,000	4,998,315
3.25%, 08/15/2022	5,521,000	5,754,930
Eli Lilly and Co., 2.35%, 05/15/2022	4,928,000	5,050,696
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	13,118,000	13,519,812
Johnson & Johnson, 2.25%, 03/03/2022	6,550,000	6,671,181
Merck & Co., Inc.
2.35%, 02/10/2022	8,073,000	8,236,023
2.40%, 09/15/2022	6,548,000	6,737,353
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022	6,534,000	6,690,458
2.40%, 09/21/2022	9,839,000	10,163,413

		74,527,205

Professional Services-0.15%
Equifax, Inc., 3.30%, 12/15/2022	3,246,000	3,387,477

Road & Rail-0.76%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	4,087,000	4,175,424
3.05%, 09/01/2022	3,872,000	4,005,232
Norfolk Southern Corp., 3.00%, 04/01/2022	3,891,000	3,979,534
Union Pacific Corp., 4.16%, 07/15/2022	4,883,000	5,093,397

		17,253,587

Semiconductors & Semiconductor Equipment-1.57%
Intel Corp.
2.35%, 05/11/2022	4,883,000	4,994,416
3.10%, 07/29/2022	6,515,000	6,774,704
2.70%, 12/15/2022	9,820,000	10,242,331
QUALCOMM, Inc., 3.00%, 05/20/2022	10,083,000	10,425,385
Texas Instruments, Inc., 1.85%, 05/15/2022	3,244,000	3,301,963

		35,738,799

Software-3.67%
IBM Credit LLC, 2.20%, 09/08/2022	4,401,000	4,528,403
Microsoft Corp.
2.40%, 02/06/2022	12,238,000	12,465,619
2.38%, 02/12/2022	9,869,000	10,056,300
2.65%, 11/03/2022	6,685,000	6,912,745
2.13%, 11/15/2022	5,011,000	5,169,607
Oracle Corp.
2.50%, 05/15/2022	16,419,000	16,797,368
2.50%, 10/15/2022	16,312,000	16,903,615
VMware, Inc., 2.95%, 08/21/2022	10,471,000	10,838,133

		83,671,790

Specialty Retail-0.73%
AutoZone, Inc., 3.70%, 04/15/2022	3,236,000	3,330,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The), 2.63%, 06/01/2022	$8,136,000	$8,360,578
Lowe’s Cos., Inc., 3.12%, 04/15/2022	4,883,000	5,002,188

		16,692,848

Technology Hardware, Storage & Peripherals-2.62%
Apple, Inc.
2.15%, 02/09/2022	8,149,000	8,300,283
2.50%, 02/09/2022	9,823,000	10,018,340
2.30%, 05/11/2022	6,613,000	6,767,607
2.70%, 05/13/2022	8,200,000	8,447,886
1.70%, 09/11/2022	6,507,000	6,655,483
2.10%, 09/12/2022	6,644,000	6,815,821
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	8,768,000	9,273,928
HP, Inc., 4.05%, 09/15/2022	3,225,000	3,404,330

		59,683,678

Textiles, Apparel & Luxury Goods-0.43%
Ralph Lauren Corp., 1.70%, 06/15/2022	3,289,000	3,345,836
VF Corp., 2.05%, 04/23/2022	6,450,000	6,575,862

		9,921,698

Tobacco-1.36%
Altria Group, Inc., 2.85%, 08/09/2022	12,189,000	12,594,985
Philip Morris International, Inc.
2.63%, 02/18/2022	3,258,000	3,325,926
2.38%, 08/17/2022	4,864,000	4,999,394
2.50%, 08/22/2022	4,907,000	5,063,285
2.50%, 11/02/2022	4,887,000	5,054,167

		31,037,757

Trading Companies & Distributors-1.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 05/26/2022	663,000	682,906
4.63%, 07/01/2022	4,051,000	4,242,871
Air Lease Corp.
3.75%, 02/01/2022	3,965,000	4,059,008
2.63%, 07/01/2022	3,974,000	4,071,255

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Principal Amount	Value
Trading Companies & Distributors-(continued)
International Lease Finance Corp., 5.88%, 08/15/2022	$4,948,000	$5,308,621
United Rentals North America, Inc., 3.88%, 11/15/2027(c)	4,759,000	4,967,206

		23,331,867

Wireless Telecommunication Services-0.18%
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022	4,058,000	4,189,239

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,220,979,650)		2,260,774,175

	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $4,417,676)	4,417,676	4,417,676

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.26% (Cost $2,225,397,326)		2,265,191,851

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.01%
Invesco Private Government Fund, 0.01%(d)(e)(f)	45,417	45,417
Invesco Private Prime Fund, 0.11%(d)(e)(f)	68,098	68,125

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,542)		113,542

TOTAL INVESTMENTS IN SECURITIES-99.27% (Cost $2,225,510,868)		2,265,305,393

OTHER ASSETS LESS LIABILITIES-0.73%		16,661,035

NET ASSETS-100.00%		$2,281,966,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$171,871,806	$(167,454,130)	$-	$-	$4,417,676	$2,012

Invesco Premier U.S. Government Money Portfolio, Institutional Class	36,116,520	35,006,356	(71,122,876)	-	-	-	246

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,751,447	13,569,077	(16,275,107)	-	-	45,417	244	*

Invesco Private Prime Fund	917,158	16,660,748	(17,509,992)	-	211	68,125	919	*

Total	$39,785,125	$237,107,987	$(272,362,105)	$-	$211	$4,531,218	$3,421

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	34.14

Health Care	12.46

Information Technology	11.40

Industrials	8.84

Consumer Discretionary	7.62

Energy	7.35

Consumer Staples	6.32

Communication Services	4.03

Utilities	3.57

Sector Types Each Less Than 3%	3.34

Money Market Funds Plus Other Assets Less Liabilities	0.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) February 28, 2021 (Unaudited) Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-3.19%
Boeing Co. (The)
1.17%, 02/04/2023	$6,300,000	$6,325,082
4.51%, 05/01/2023	14,104,000	15,127,160
2.20%, 02/04/2026	14,200,000	14,215,787
General Dynamics Corp.
3.38%, 05/15/2023	3,522,000	3,746,165
1.88%, 08/15/2023	2,351,000	2,433,902
Lockheed Martin Corp., 3.10%, 01/15/2023	2,351,000	2,459,484
Northrop Grumman Corp., 3.25%, 08/01/2023	4,998,000	5,317,111
Precision Castparts Corp., 2.50%, 01/15/2023	4,705,000	4,869,264
Raytheon Technologies Corp., 3.65%, 08/16/2023	268,000	287,024

		54,780,979

Air Freight & Logistics-0.29%
United Parcel Service, Inc., 2.50%, 04/01/2023	4,806,000	5,004,207

Airlines-0.52%
Delta Air Lines, Inc., 3.80%, 04/19/2023	2,335,000	2,394,031
Southwest Airlines Co., 4.75%, 05/04/2023	5,965,000	6,489,225

		8,883,256

Automobiles-6.22%
American Honda Finance Corp.
2.05%, 01/10/2023	3,541,000	3,650,941
1.95%, 05/10/2023	4,008,000	4,139,952
0.88%, 07/07/2023	6,079,000	6,141,584
3.45%, 07/14/2023	2,240,000	2,397,415
0.65%, 09/08/2023	3,626,000	3,643,104
General Motors Co.
4.88%, 10/02/2023	7,099,000	7,820,095
5.40%, 10/02/2023	4,775,000	5,323,502
General Motors Financial Co., Inc.
3.25%, 01/05/2023	3,998,000	4,181,781
5.20%, 03/20/2023	7,154,000	7,800,723
3.70%, 05/09/2023	5,710,000	6,050,076
4.25%, 05/15/2023	3,535,000	3,796,561
4.15%, 06/19/2023	4,805,000	5,165,577
1.70%, 08/18/2023	5,970,000	6,105,360
Stellantis N.V., 5.25%, 04/15/2023	7,050,000	7,661,235
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	3,527,000	3,783,181
Toyota Motor Credit Corp.
2.63%, 01/10/2023	3,288,000	3,425,619
2.70%, 01/11/2023	2,814,000	2,937,512
2.90%, 03/30/2023	8,324,000	8,767,550
0.50%, 08/14/2023	6,677,000	6,696,252
1.35%, 08/25/2023	4,773,000	4,887,190
2.25%, 10/18/2023	2,414,000	2,530,642

		106,905,852

	Principal Amount	Value
Banks-19.29%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	$5,500,000	$5,885,520
Bank of America Corp.
3.30%, 01/11/2023	20,283,000	21,414,242
4.10%, 07/24/2023	9,572,000	10,415,160
Bank of Montreal (Canada), 0.45%, 12/08/2023	4,251,000	4,258,101
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	4,802,000	5,180,084
CIT Group, Inc., 5.00%, 08/01/2023	3,606,000	3,941,809
Citigroup, Inc.
3.50%, 05/15/2023	5,877,000	6,251,387
3.88%, 10/25/2023	4,715,000	5,144,336
Citizens Bank N.A., 3.70%, 03/29/2023	2,354,000	2,506,481
Comerica, Inc., 3.70%, 07/31/2023	3,995,000	4,298,074
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	5,100,000	5,328,319
4.63%, 12/01/2023	8,250,000	9,126,215
Fifth Third Bancorp, 1.63%, 05/05/2023	2,351,000	2,410,328
Fifth Third Bank, 1.80%, 01/30/2023	3,050,000	3,138,291
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	9,510,000	10,185,311
Huntington National Bank (The)
1.80%, 02/03/2023	2,502,000	2,569,342
3.55%, 10/06/2023	3,550,000	3,833,811
JPMorgan Chase & Co.
2.97%, 01/15/2023	7,155,000	7,325,355
3.20%, 01/25/2023	13,116,000	13,833,780
3.38%, 05/01/2023	9,501,000	10,093,972
2.70%, 05/18/2023	9,499,000	9,957,196
KeyBank N.A.
3.38%, 03/07/2023	2,250,000	2,387,732
1.25%, 03/10/2023	3,200,000	3,258,857
M&T Bank Corp., 3.55%, 07/26/2023	2,357,000	2,532,776
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	7,154,000	7,581,970
3.76%, 07/26/2023	10,208,000	10,993,091
2.53%, 09/13/2023	2,402,000	2,531,844
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	4,070,000	4,327,132
Natwest Group PLC (United Kingdom)
6.10%, 06/10/2023(b)	2,600,000	2,889,960
3.88%, 09/12/2023	12,750,000	13,758,907
6.00%, 12/19/2023	9,500,000	10,781,697
PNC Bank N.A.
2.95%, 01/30/2023	3,600,000	3,768,505
3.50%, 06/08/2023	3,550,000	3,792,156
3.80%, 07/25/2023	3,400,000	3,659,428
Regions Financial Corp., 3.80%, 08/14/2023	4,797,000	5,169,530
Royal Bank of Canada (Canada), 0.50%, 10/26/2023	5,980,000	5,991,978
Santander Holdings USA, Inc., 3.40%, 01/18/2023	4,799,000	5,025,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	$2,536,000	$2,661,836
3.95%, 07/19/2023	3,400,000	3,690,124
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	7,156,000	7,518,981
3.75%, 07/19/2023	3,549,000	3,828,537
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	7,627,000	8,205,579
Truist Bank
3.00%, 02/02/2023	2,355,000	2,470,467
1.25%, 03/09/2023	5,850,000	5,954,252
2.75%, 05/01/2023	2,831,000	2,972,519
U.S. Bank N.A.
1.95%, 01/09/2023	3,750,000	3,863,408
2.85%, 01/23/2023	3,600,000	3,768,767
3.40%, 07/24/2023	5,950,000	6,367,592
Wells Fargo & Co.
3.07%, 01/24/2023	12,931,000	13,242,922
4.13%, 08/15/2023	7,148,000	7,770,901
Series M, 3.45%, 02/13/2023	9,405,000	9,964,184
Wells Fargo Bank N.A., 3.55%, 08/14/2023	12,950,000	13,942,149

		331,770,454

Beverages-2.63%
Coca-Cola Co. (The)
2.50%, 04/01/2023	3,356,000	3,502,345
3.20%, 11/01/2023	7,102,000	7,644,690
Constellation Brands, Inc.
3.20%, 02/15/2023	2,793,000	2,930,453
4.25%, 05/01/2023	4,998,000	5,386,106
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	6,236,000	6,513,732
3.50%, 09/18/2023	2,403,000	2,585,622
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	2,393,000	2,557,891
PepsiCo, Inc.
2.75%, 03/01/2023	5,884,000	6,175,049
0.75%, 05/01/2023	4,584,000	4,627,784
0.40%, 10/07/2023	3,356,000	3,368,433

		45,292,105

Biotechnology-1.40%
AbbVie, Inc., 2.85%, 05/14/2023	4,533,000	4,748,638
Amgen, Inc., 2.25%, 08/19/2023	3,355,000	3,490,723
Gilead Sciences, Inc., 2.50%, 09/01/2023	3,353,000	3,512,067
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	11,642,000	12,292,562

		24,043,990

Capital Markets-6.96%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	3,600,000	3,938,177
Ares Capital Corp., 3.50%, 02/10/2023	3,529,000	3,703,391

	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023	$3,524,000	$3,621,607
2.95%, 01/29/2023	4,705,000	4,930,486
3.50%, 04/28/2023	3,627,000	3,874,989
3.45%, 08/11/2023	3,541,000	3,812,361
2.20%, 08/16/2023	5,878,000	6,132,317
0.35%, 12/07/2023	3,506,000	3,510,418
Charles Schwab Corp. (The), 2.65%, 01/25/2023	3,873,000	4,038,628
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	9,580,000	9,705,770
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	10,776,000	11,423,006
0.48%, 01/27/2023	2,500,000	2,500,271
3.20%, 02/23/2023	8,328,000	8,756,988
Jefferies Group LLC, 5.13%, 01/20/2023	3,531,000	3,828,690
Morgan Stanley
3.13%, 01/23/2023	11,951,000	12,558,856
3.75%, 02/25/2023	11,954,000	12,731,945
4.10%, 05/22/2023	9,498,000	10,220,772
State Street Corp.
3.10%, 05/15/2023	4,801,000	5,093,413
3.70%, 11/20/2023	4,803,000	5,245,797

		119,627,882

Chemicals-1.35%
DuPont de Nemours, Inc., 2.17%, 05/01/2023	9,667,000	9,713,518
Linde, Inc., 2.70%, 02/21/2023	2,357,000	2,450,940
LYB International Finance B.V., 4.00%, 07/15/2023	3,604,000	3,897,384
Mosaic Co. (The), 4.25%, 11/15/2023	4,332,000	4,712,924
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	2,354,000	2,429,575

		23,204,341

Commercial Services & Supplies-0.14%
Waste Management, Inc., 2.40%, 05/15/2023	2,351,000	2,443,485

Communications Equipment-0.36%
Cisco Systems, Inc.
2.60%, 02/28/2023	2,313,000	2,413,150
2.20%, 09/20/2023	3,539,000	3,703,861

		6,117,011

Consumer Finance-2.59%
Ally Financial, Inc.
3.05%, 06/05/2023	3,778,000	3,972,931
1.45%, 10/02/2023	5,770,000	5,866,333
American Express Co., 3.40%, 02/27/2023	7,618,000	8,056,161
Capital One Bank USA N.A., 3.38%, 02/15/2023	6,750,000	7,122,077
Capital One Financial Corp.
3.20%, 01/30/2023	5,979,000	6,281,644
2.60%, 05/11/2023	4,813,000	5,026,900
3.50%, 06/15/2023	3,950,000	4,222,937
Discover Bank, 3.35%, 02/06/2023	3,850,000	4,053,308

		44,602,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Containers & Packaging-0.21%
Packaging Corp. of America, 4.50%, 11/01/2023	$3,310,000	$3,629,440

Diversified Financial Services-0.95%
Berkshire Hathaway, Inc.
3.00%, 02/11/2023	2,353,000	2,475,018
2.75%, 03/15/2023	9,503,000	9,931,690
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	3,531,000	3,846,848

		16,253,556

Diversified Telecommunication Services-1.22%
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	3,651,000	3,966,017
Verizon Communications, Inc., 5.15%, 09/15/2023	15,239,000	17,005,502

		20,971,519

Electric Utilities-1.98%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	2,363,000	2,453,036
3.05%, 03/15/2023	2,458,000	2,588,947
Florida Power & Light Co., 2.75%, 06/01/2023	2,372,000	2,471,091
Georgia Power Co., Series A, 2.10%, 07/30/2023	3,292,000	3,423,329
NextEra Energy Capital Holdings, Inc., 2.80%, 01/15/2023	2,338,000	2,438,145
Pacific Gas and Electric Co., 4.25%, 08/01/2023	2,330,000	2,492,481
PPL Capital Funding, Inc., 3.40%, 06/01/2023	2,824,000	2,988,204
Southern California Edison Co., Series C, 3.50%, 10/01/2023	2,822,000	3,021,908
Southern Co. (The), 2.95%, 07/01/2023	5,975,000	6,292,285
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	3,286,000	3,426,150
Xcel Energy, Inc., 0.50%, 10/15/2023	2,381,000	2,385,606

		33,981,182

Electrical Equipment-0.14%
Emerson Electric Co., 2.63%, 02/15/2023.	2,348,000	2,436,422

Energy Equipment & Services-0.62%
Halliburton Co., 3.50%, 08/01/2023	2,835,000	3,009,194
Schlumberger Investment S.A., 3.65%, 12/01/2023	7,150,000	7,701,415

		10,710,609

Entertainment-0.20%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	3,293,000	3,485,802

Equity REITs-3.15%
American Tower Corp.
3.50%, 01/31/2023	4,816,000	5,088,640
3.00%, 06/15/2023	3,304,000	3,488,708
Boston Properties L.P.
3.85%, 02/01/2023	5,099,000	5,386,020
3.13%, 09/01/2023	2,355,000	2,489,865
Brixmor Operating Partnership L.P., 3.25%, 09/15/2023	2,365,000	2,505,471

	Principal Amount	Value
Equity REITs-(continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	$4,698,000	$5,019,226
Crown Castle International Corp.
5.25%, 01/15/2023	7,879,000	8,546,063
3.15%, 07/15/2023	3,524,000	3,723,335
ERP Operating L.P., 3.00%, 04/15/2023	2,376,000	2,496,205
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	2,417,000	2,649,310
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	3,299,000	3,562,886
Realty Income Corp., 4.65%, 08/01/2023	3,530,000	3,848,889
Simon Property Group L.P.
2.75%, 02/01/2023	2,348,000	2,441,082
2.75%, 06/01/2023	2,816,000	2,949,654

		54,195,354

Food & Staples Retailing-1.48%
Kroger Co. (The), 3.85%, 08/01/2023	2,656,000	2,850,467
Walmart, Inc.
2.55%, 04/11/2023	8,331,000	8,684,478
3.40%, 06/26/2023	13,029,000	13,918,631

		25,453,576

Food Products-1.26%
Campbell Soup Co., 3.65%, 03/15/2023	3,497,000	3,713,722
Conagra Brands, Inc., 3.20%, 01/25/2023	3,856,000	4,032,841
General Mills, Inc., 3.70%, 10/17/2023	3,802,000	4,114,718
Hershey Co. (The), 3.38%, 05/15/2023	2,237,000	2,381,096
Kellogg Co., 2.65%, 12/01/2023	2,564,000	2,714,247
Kraft Heinz Foods Co. (The), 4.00%, 06/15/2023	2,227,000	2,380,049
Mondelez International, Inc., 2.13%, 04/13/2023	2,212,000	2,289,085

		21,625,758

Gas Utilities-0.15%
National Fuel Gas Co., 3.75%, 03/01/2023	2,377,000	2,497,656

Health Care Equipment & Supplies-0.31%
Abbott Laboratories, 3.40%, 11/30/2023	4,883,000	5,261,907

Health Care Providers & Services-3.88%
Aetna, Inc., 2.80%, 06/15/2023	6,194,000	6,492,426
Anthem, Inc., 3.30%, 01/15/2023	4,904,000	5,156,333
Cardinal Health, Inc., 3.20%, 03/15/2023	2,523,000	2,656,001
Cigna Corp.
3.00%, 07/15/2023	3,967,000	4,186,360
3.75%, 07/15/2023	10,378,000	11,164,198
CVS Health Corp.
3.70%, 03/09/2023	16,316,000	17,357,986
4.00%, 12/05/2023	2,300,000	2,499,654
HCA, Inc., 4.75%, 05/01/2023	5,886,000	6,381,532
UnitedHealth Group, Inc.
2.75%, 02/15/2023	2,945,000	3,067,128
2.88%, 03/15/2023	3,626,000	3,811,083
3.50%, 06/15/2023	3,625,000	3,887,070

		66,659,771

Hotels, Restaurants & Leisure-0.82%
McDonald’s Corp., 3.35%, 04/01/2023	4,984,000	5,274,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.10%, 03/01/2023	$4,805,000	$5,053,501
3.85%, 10/01/2023	3,536,000	3,813,245

		14,141,697

Household Durables-0.17%
Mohawk Industries, Inc., 3.85%, 02/01/2023	2,816,000	2,972,566

Household Products-0.41%
Colgate-Palmolive Co., 1.95%, 02/01/2023	2,044,000	2,108,539
Procter & Gamble Co. (The), 3.10%, 08/15/2023	4,583,000	4,912,200

		7,020,739

Industrial Conglomerates-0.89%
3M Co.
1.75%, 02/14/2023	2,350,000	2,416,037
2.25%, 03/15/2023	3,081,000	3,204,432
General Electric Co., 3.10%, 01/09/2023(b)	5,770,000	6,062,501
Roper Technologies, Inc., 3.65%, 09/15/2023	3,333,000	3,592,642

		15,275,612

Insurance-0.95%
Aflac, Inc., 3.63%, 06/15/2023	3,288,000	3,533,044
Allstate Corp. (The), 3.15%, 06/15/2023	2,345,000	2,495,605
Lincoln National Corp., 4.00%, 09/01/2023	2,339,000	2,540,250
Loews Corp., 2.63%, 05/15/2023	2,354,000	2,455,005
MetLife, Inc., Series D, 4.37%, 09/15/2023	4,904,000	5,391,732

		16,415,636

Internet & Direct Marketing Retail-1.15%
Amazon.com, Inc.
2.40%, 02/22/2023	4,807,000	4,999,443
0.40%, 06/03/2023	4,810,000	4,822,970
Booking Holdings, Inc., 2.75%, 03/15/2023	2,357,000	2,462,314
eBay, Inc., 2.75%, 01/30/2023	3,546,000	3,696,928
QVC, Inc., 4.38%, 03/15/2023	3,627,000	3,807,624

		19,789,279

IT Services-1.40%
DXC Technology Co., 4.00%, 04/15/2023	2,336,000	2,494,631
Fidelity National Information Services, Inc., 3.50%, 04/15/2023	3,310,000	3,499,550
Global Payments, Inc.
3.75%, 06/01/2023	2,583,000	2,749,029
4.00%, 06/01/2023	2,561,000	2,751,857
International Business Machines Corp., 3.38%, 08/01/2023	7,110,000	7,650,867
PayPal Holdings, Inc., 1.35%, 06/01/2023	4,805,000	4,903,558

		24,049,492

Life Sciences Tools & Services-0.17%
Agilent Technologies, Inc., 3.88%, 07/15/2023	2,750,000	2,947,278

	Principal Amount	Value
Machinery-2.40%
Caterpillar Financial Services Corp.
3.45%, 05/15/2023	$2,332,000	$2,490,458
0.65%, 07/07/2023	4,701,000	4,735,055
0.45%, 09/14/2023	4,699,000	4,704,931
3.75%, 11/24/2023	2,235,000	2,438,688
CNH Industrial Capital LLC, 1.95%, 07/02/2023	2,855,000	2,944,401
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	2,816,000	3,075,952
Cummins, Inc., 3.65%, 10/01/2023	2,382,000	2,566,563
John Deere Capital Corp.
2.70%, 01/06/2023	2,356,000	2,462,439
2.80%, 01/27/2023	2,353,000	2,466,239
2.80%, 03/06/2023(b)	4,729,000	4,972,178
1.20%, 04/06/2023	2,348,000	2,391,317
0.40%, 10/10/2023	2,331,000	2,338,020
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	3,361,000	3,635,286

		41,221,527

Media-0.98%
Discovery Communications LLC, 2.95%, 03/20/2023	4,080,000	4,277,306
Interpublic Group of Cos., Inc. (The), 3.75%, 02/15/2023	2,374,000	2,518,365
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	4,801,000	5,562,757
ViacomCBS, Inc., 4.25%, 09/01/2023	4,178,000	4,516,532

		16,874,960

Metals & Mining-0.29%
Nucor Corp., 4.00%, 08/01/2023	2,349,000	2,529,877
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	2,354,000	2,527,357

		5,057,234

Multiline Retail-0.56%
Dollar General Corp., 3.25%, 04/15/2023	4,326,000	4,556,674
Dollar Tree, Inc., 3.70%, 05/15/2023	4,805,000	5,115,629

		9,672,303

Multi-Utilities-1.35%
Black Hills Corp., 4.25%, 11/30/2023	2,494,000	2,722,527
Delmarva Power & Light Co., 3.50%, 11/15/2023	2,366,000	2,550,245
DTE Energy Co., Series D, 3.70%, 08/01/2023	2,854,000	3,065,818
PSEG Power LLC, 3.85%, 06/01/2023	3,300,000	3,537,994
Public Service Electric & Gas Co., 2.38%, 05/15/2023	2,468,000	2,567,980
Sempra Energy
2.90%, 02/01/2023	2,441,000	2,550,279
4.05%, 12/01/2023	2,465,000	2,677,991
WEC Energy Group, Inc., 0.55%, 09/15/2023	3,604,000	3,613,684

		23,286,518

Oil, Gas & Consumable Fuels-9.71%
BP Capital Markets America, Inc., 2.94%, 04/06/2023	3,530,000	3,719,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	$3,531,000	$3,850,677
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	4,805,000	5,002,998
Chevron Corp.
1.14%, 05/11/2023	5,741,000	5,841,835
2.57%, 05/16/2023	3,623,000	3,786,929
3.19%, 06/24/2023	10,723,000	11,358,098
Chevron USA, Inc., 0.43%, 08/11/2023(b)	2,367,000	2,369,561
Continental Resources, Inc., 4.50%, 04/15/2023	3,699,000	3,803,941
Enbridge, Inc. (Canada), 4.00%, 10/01/2023	3,775,000	4,072,393
Energy Transfer Operating L.P.
3.60%, 02/01/2023	3,779,000	3,966,718
4.20%, 09/15/2023	2,380,000	2,564,403
Energy Transfer Partners L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	2,835,000	3,074,272
Enterprise Products Operating LLC, 3.35%, 03/15/2023	5,972,000	6,268,108
EOG Resources, Inc., 2.63%, 03/15/2023	5,977,000	6,226,975
Exxon Mobil Corp.
2.73%, 03/01/2023	5,973,000	6,244,814
1.57%, 04/15/2023	13,050,000	13,387,257
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	2,968,000	3,112,084
3.50%, 09/01/2023	2,861,000	3,047,175
Kinder Morgan, Inc., 3.15%, 01/15/2023	4,804,000	5,033,310
Marathon Petroleum Corp., 4.50%, 05/01/2023	5,979,000	6,452,430
MPLX L.P.
3.38%, 03/15/2023	2,349,000	2,462,756
4.50%, 07/15/2023	4,751,000	5,130,054
ONEOK, Inc., 7.50%, 09/01/2023	2,336,000	2,680,839
Phillips 66, 3.70%, 04/06/2023	2,369,000	2,523,021
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	3,354,000	3,570,908
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	6,950,000	7,574,265
Shell International Finance B.V. (Netherlands)
2.25%, 01/06/2023	4,801,000	4,974,091
3.40%, 08/12/2023	4,806,000	5,153,347
0.38%, 09/15/2023	4,800,000	4,797,900
Total Capital Canada Ltd. (France), 2.75%, 07/15/2023	4,818,000	5,088,732
Total Capital International S.A. (France), 2.70%, 01/25/2023	4,802,000	5,019,720
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	2,938,000	3,157,003
Valero Energy Corp., 2.70%, 04/15/2023	4,095,000	4,269,362
Williams Cos., Inc. (The)
3.70%, 01/15/2023	4,101,000	4,309,574
4.50%, 11/15/2023	2,838,000	3,102,144

		166,996,971

	Principal Amount	Value
Personal Products-0.30%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	$2,481,000	$2,618,773
0.38%, 09/14/2023(b)	2,502,000	2,511,609

		5,130,382

Pharmaceuticals-4.28%
AstraZeneca PLC (United Kingdom), 3.50%, 08/17/2023	3,895,000	4,173,531
Bristol-Myers Squibb Co.
4.00%, 08/15/2023	2,798,000	3,047,070
3.25%, 11/01/2023	2,235,000	2,399,498
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	5,818,000	5,830,299
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023	5,818,000	6,098,165
3.38%, 05/15/2023	5,893,000	6,283,549
Johnson & Johnson
2.05%, 03/01/2023	2,216,000	2,289,892
3.38%, 12/05/2023	3,575,000	3,884,432
Merck & Co., Inc., 2.80%, 05/18/2023	8,148,000	8,596,983
Mylan, Inc., 4.20%, 11/29/2023	2,239,000	2,431,307
Pfizer, Inc.
3.00%, 06/15/2023	4,737,000	5,024,779
3.20%, 09/15/2023	4,428,000	4,732,201
Sanofi (France), 3.38%, 06/19/2023	4,660,000	4,978,117
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	6,710,000	7,387,568
Zoetis, Inc., 3.25%, 02/01/2023	6,194,000	6,484,377

		73,641,768

Professional Services-0.18%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	2,830,000	3,091,881

Road & Rail-0.80%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	3,289,000	3,443,629
3.85%, 09/01/2023	3,861,000	4,141,420
Norfolk Southern Corp., 2.90%, 02/15/2023	2,770,000	2,889,405
Union Pacific Corp., 3.50%, 06/08/2023	3,057,000	3,254,543

		13,728,997

Semiconductors & Semiconductor Equipment-1.28%
Analog Devices, Inc.
2.88%, 06/01/2023	2,372,000	2,485,933
3.13%, 12/05/2023	2,589,000	2,767,307
Maxim Integrated Products, Inc., 3.38%, 03/15/2023	2,374,000	2,488,797
Micron Technology, Inc., 2.50%, 04/24/2023	5,972,000	6,223,362
QUALCOMM, Inc., 2.60%, 01/30/2023	5,343,000	5,567,266
Texas Instruments, Inc., 2.25%, 05/01/2023	2,422,000	2,510,643

		22,043,308

Software-3.36%
Adobe, Inc., 1.70%, 02/01/2023	2,356,000	2,419,944
IBM Credit LLC, 3.00%, 02/06/2023	3,610,000	3,800,889
Intuit, Inc., 0.65%, 07/15/2023	2,337,000	2,354,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Software-(continued)
Microsoft Corp. 2.38%, 05/01/2023	$4,802,000	$4,995,298
2.00%, 08/08/2023	7,150,000	7,434,395
3.63%, 12/15/2023	7,153,000	7,747,452
Oracle Corp. 2.63%, 02/15/2023	5,977,000	6,238,872
3.63%, 07/15/2023	4,778,000	5,149,076
2.40%, 09/15/2023	11,949,000	12,532,169
salesforce.com, inc., 3.25%, 04/11/2023	4,805,000	5,087,283

		57,759,692

Specialty Retail-0.72%
AutoZone, Inc., 3.13%, 07/15/2023	2,351,000	2,484,051
Home Depot, Inc. (The), 2.70%, 04/01/2023	4,709,000	4,911,251
Lowe’s Cos., Inc., 3.88%, 09/15/2023	2,355,000	2,534,099
TJX Cos., Inc. (The), 2.50%, 05/15/2023	2,351,000	2,450,045

		12,379,446

Technology Hardware, Storage & Peripherals-3.47%
Apple, Inc. 2.40%, 01/13/2023	3,541,000	3,676,400
2.85%, 02/23/2023	7,148,000	7,478,474
2.40%, 05/03/2023	26,261,000	27,441,333
0.75%, 05/11/2023	9,505,000	9,591,035
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	4,804,000	4,968,066
4.45%, 10/02/2023	5,984,000	6,545,735

		59,701,043

Textiles, Apparel & Luxury Goods-0.14%
NIKE, Inc., 2.25%, 05/01/2023	2,356,000	2,445,372

Tobacco-0.80%
Philip Morris International, Inc.
2.63%, 03/06/2023	2,664,000	2,777,340
1.13%, 05/01/2023	3,358,000	3,412,978
2.13%, 05/10/2023	2,325,000	2,403,014
3.60%, 11/15/2023	2,237,000	2,430,574
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	2,462,000	2,723,982

		13,747,888

Trading Companies & Distributors-1.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	4,452,000	4,629,140
4.13%, 07/03/2023	4,151,000	4,414,525
4.50%, 09/15/2023	3,953,000	4,268,429

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Principal Amount	Value
Trading Companies & Distributors-(continued)
Air Lease Corp. 2.75%, 01/15/2023	$2,819,000	$2,915,290
3.88%, 07/03/2023	2,433,000	2,594,741
3.00%, 09/15/2023	3,625,000	3,804,575

		22,626,700

Wireless Telecommunication Services-0.66%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	2,377,000	2,485,519
4.10%, 10/01/2023	4,008,000	4,354,400
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	4,314,000	4,524,092

		11,364,011

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,653,107,104)		1,703,220,705

	Shares
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $3,803,024)	3,803,024	3,803,024

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $1,656,910,128)		1,707,023,729

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.28%
Invesco Private Government Fund, 0.01%(c)(d)(e)	1,901,330	1,901,330
Invesco Private Prime Fund, 0.11%(c)(d)(e)	2,909,631	2,910,795

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,812,125)		4,812,125

TOTAL INVESTMENTS IN SECURITIES-99.55% (Cost $1,661,722,253)		1,711,835,854

OTHER ASSETS LESS LIABILITIES-0.45%		7,693,122

NET ASSETS-100.00%		$1,719,528,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$85,281,164	$(81,478,140)	$-	$-	$3,803,024	$959

Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,985,444	17,208,908	(21,194,352)	-	-	-	67

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	653,734	21,129,025	(19,881,429)	-	-	1,901,330	285	*

Invesco Private Prime Fund	217,916	19,930,447	(17,238,009)	-	441	2,910,795	958	*

Total	$4,857,094	$143,549,544	$(139,791,930)	$-	$441	$8,615,149	$2,269

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	30.74

Energy	10.33

Health Care	10.04

Information Technology	9.87

Industrials	9.87

Consumer Discretionary	9.78

Consumer Staples	6.88

Utilities	3.48

Real Estate	3.15

Communication Services	3.06

Materials	1.85

Money Market Funds Plus Other Assets Less Liabilities	0.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.82%

Aerospace & Defense-1.01%
Boeing Co. (The), 1.95%, 02/01/2024	$4,710,000	$4,825,835
General Dynamics Corp., 2.38%, 11/15/2024	2,423,000	2,567,488
Howmet Aerospace, Inc., 5.13%, 10/01/2024	5,892,000	6,414,326

		13,807,649

Air Freight & Logistics-0.48%
FedEx Corp., 4.00%, 01/15/2024	3,710,000	4,074,493
United Parcel Service, Inc., 2.80%, 11/15/2024	2,373,000	2,553,901

		6,628,394

Airlines-0.31%
Delta Air Lines, Inc., 2.90%, 10/28/2024	4,248,000	4,238,631

Auto Components-0.55%
Aptiv Corp., 4.15%, 03/15/2024	3,303,000	3,615,762
Magna International, Inc. (Canada), 3.63%, 06/15/2024	3,545,000	3,854,470

		7,470,232

Automobiles-2.57%
American Honda Finance Corp.
2.90%, 02/16/2024	2,238,000	2,393,671
2.40%, 06/27/2024	2,373,000	2,506,944
0.55%, 07/12/2024	4,240,000	4,224,459
2.15%, 09/10/2024	3,539,000	3,714,899
General Motors Financial Co., Inc.
3.95%, 04/13/2024	5,867,000	6,371,654
3.50%, 11/07/2024	3,553,000	3,844,605
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	2,377,000	2,515,777
Toyota Motor Credit Corp.
0.45%, 01/11/2024	4,700,000	4,697,757
2.90%, 04/17/2024(b)	2,354,000	2,516,997
2.00%, 10/07/2024	2,380,000	2,495,598

		35,282,361

Banks-17.40%
Bank of America Corp.
4.13%, 01/22/2024	11,833,000	13,047,940
4.00%, 04/01/2024	10,858,000	11,939,443
4.20%, 08/26/2024	14,134,000	15,672,877
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	2,700,000	2,966,427
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	5,800,000	6,380,957
BBVA USA, 2.50%, 08/27/2024	2,750,000	2,903,830
BNP Paribas S.A. (France), 4.25%, 10/15/2024	4,800,000	5,382,591
BPCE S.A. (France), 4.00%, 04/15/2024	7,050,000	7,760,726
CIT Group, Inc., 4.75%, 02/16/2024	2,330,000	2,540,434
Citigroup, Inc.
3.75%, 06/16/2024	2,946,000	3,245,176
4.00%, 08/05/2024	3,542,000	3,901,307
Cooperatieve Rabobank U.A. (Netherlands), 0.38%, 01/12/2024	4,000,000	4,001,937

	Principal Amount	Value
Banks-(continued)
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	$3,800,000	$4,093,013
3.70%, 05/30/2024	3,686,000	3,977,608
Fifth Third Bancorp, 4.30%, 01/16/2024	3,545,000	3,894,566
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	9,410,000	10,290,521
HSBC USA, Inc., 3.50%, 06/23/2024	3,500,000	3,817,133
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	3,144,000	3,513,124
JPMorgan Chase & Co.
3.88%, 02/01/2024	7,068,000	7,747,677
3.63%, 05/13/2024	9,408,000	10,311,784
3.88%, 09/10/2024	14,136,000	15,577,608
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	4,810,000	5,351,543
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	4,811,000	5,136,274
Natwest Group PLC (United Kingdom), 5.13%, 05/28/2024	10,670,000	11,933,427
PNC Bank N.A., 3.30%, 10/30/2024	2,555,000	2,802,545
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	3,554,000	3,895,887
2.20%, 11/01/2024	3,045,000	3,219,307
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	4,703,000	5,169,014
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	2,152,000	2,352,210
3.40%, 07/11/2024	2,253,000	2,450,642
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024(b)	2,440,000	2,438,255
2.70%, 07/16/2024	9,410,000	10,009,932
2.45%, 09/27/2024	4,700,000	4,960,028
Truist Bank, 2.15%, 12/06/2024	6,100,000	6,405,858
Truist Financial Corp., 2.85%, 10/26/2024	4,708,000	5,066,106
U.S. Bancorp, 3.60%, 09/11/2024	4,713,000	5,177,729
US Bancorp, 3.70%, 01/30/2024	3,545,000	3,867,497
Wells Fargo & Co.
4.48%, 01/16/2024	3,430,000	3,799,813
3.30%, 09/09/2024	10,598,000	11,533,917

		238,536,663

Beverages-1.05%
Coca-Cola Co. (The), 1.75%, 09/06/2024	4,711,000	4,895,655
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	2,850,000	2,996,370
PepsiCo, Inc., 3.60%, 03/01/2024	5,893,000	6,427,983

		14,320,008

Biotechnology-2.55%
AbbVie, Inc., 2.60%, 11/21/2024	17,713,000	18,818,204
Amgen, Inc., 3.63%, 05/22/2024	6,591,000	7,170,648
Gilead Sciences, Inc., 3.70%, 04/01/2024	8,246,000	8,928,632

		34,917,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Capital Markets-8.45%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	$2,667,000	$2,945,079
Bank of New York Mellon Corp. (The)
3.40%, 05/15/2024	2,353,000	2,562,247
3.25%, 09/11/2024	2,381,000	2,597,539
2.10%, 10/24/2024	4,708,000	4,959,030
Series 12, 3.65%, 02/04/2024	3,495,000	3,804,497
BlackRock, Inc., 3.50%, 03/18/2024	4,690,000	5,134,521
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024	3,730,000	4,078,517
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	2,500,000	2,496,960
3.63%, 09/09/2024	14,370,000	15,781,308
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	14,137,000	15,525,242
3.85%, 07/08/2024	10,675,000	11,681,877
Moody’s Corp., 4.88%, 02/15/2024	2,375,000	2,649,647
Morgan Stanley
3.70%, 10/23/2024	14,167,000	15,624,218
Series F, 3.88%, 04/29/2024	14,132,000	15,543,198
Nasdaq, Inc., 4.25%, 06/01/2024	2,373,000	2,609,250
State Street Corp., 3.30%, 12/16/2024	4,701,000	5,175,049
Stifel Financial Corp., 4.25%, 07/18/2024	2,401,000	2,671,645

		115,839,824

Chemicals-1.15%
Dow Chemical Co. (The), 3.50%, 10/01/2024	3,826,000	4,157,880
LyondellBasell Industries N.V., 5.75%, 04/15/2024	4,770,000	5,400,030
Nutrien Ltd. (Canada), 3.63%, 03/15/2024	3,349,000	3,627,662
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	2,379,000	2,559,373

		15,744,945

Communications Equipment-0.60%
Cisco Systems, Inc., 3.63%, 03/04/2024	4,705,000	5,156,023
Motorola Solutions, Inc., 4.00%, 09/01/2024	2,793,000	3,093,618

		8,249,641

Construction & Engineering-0.18%
Fluor Corp., 3.50%, 12/15/2024(b)	2,447,000	2,481,968

Consumer Finance-2.34%
Ally Financial, Inc., 5.13%, 09/30/2024	3,310,000	3,775,376
American Express Co.
3.00%, 10/30/2024	7,747,000	8,374,795
3.63%, 12/05/2024	2,840,000	3,140,564
Capital One Financial Corp., 3.75%, 04/24/2024	3,540,000	3,849,580
Discover Bank, 2.45%, 09/12/2024	3,600,000	3,795,233
Discover Financial Services, 3.95%, 11/06/2024	2,378,000	2,612,772
Synchrony Financial, 4.25%, 08/15/2024	5,889,000	6,461,344

		32,009,664

Diversified Financial Services-0.64%
MidAmerican Energy Co., 3.50%, 10/15/2024	2,377,000	2,608,213

	Principal Amount	Value
Diversified Financial Services-(continued)
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	$2,500,000	$2,494,347
ORIX Corp. (Japan), 3.25%, 12/04/2024	3,381,000	3,674,289

		8,776,849

Diversified Telecommunication Services-1.53%
AT&T, Inc.
3.90%, 03/11/2024	2,490,000	2,704,949
4.45%, 04/01/2024	5,672,000	6,269,040
Verizon Communications, Inc.
4.15%, 03/15/2024	2,984,000	3,258,851
3.50%, 11/01/2024	8,005,000	8,729,497

		20,962,337

Electric Utilities-1.45%
Avangrid, Inc., 3.15%, 12/01/2024	2,843,000	3,075,469
Duke Energy Corp., 3.75%, 04/15/2024	4,709,000	5,114,985
Edison International, 3.55%, 11/15/2024	2,379,000	2,574,706
Evergy, Inc., 2.45%, 09/15/2024	3,775,000	3,977,114
Florida Power & Light Co., 3.25%, 06/01/2024	2,330,000	2,501,087
Interstate Power and Light Co., 3.25%, 12/01/2024	2,378,000	2,582,980

		19,826,341

Electronic Equipment, Instruments & Components-0.61%
Arrow Electronics, Inc., 3.25%, 09/08/2024	2,347,000	2,519,145
Ingram Micro, Inc., 5.45%, 12/15/2024	2,345,000	2,691,152
Keysight Technologies, Inc., 4.55%, 10/30/2024	2,840,000	3,196,062

		8,406,359

Energy Equipment & Services-0.23%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	2,840,000	3,194,722

Entertainment-0.53%
Walt Disney Co. (The), 1.75%, 08/30/2024(b)	7,032,000	7,296,757

Equity REITs-2.82%
American Tower Corp.
0.60%, 01/15/2024	2,380,000	2,375,372
5.00%, 02/15/2024	4,702,000	5,270,605
Boston Properties L.P., 3.80%, 02/01/2024	3,338,000	3,611,231
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	2,360,000	2,552,848
Crown Castle International Corp., 3.20%, 09/01/2024	3,538,000	3,818,141
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/2024	2,912,000	3,091,423
Simon Property Group L.P.
3.75%, 02/01/2024	2,876,000	3,108,548
2.00%, 09/13/2024	4,705,000	4,892,428
3.38%, 10/01/2024	4,243,000	4,593,164
VEREIT Operating Partnership L.P., 4.60%, 02/06/2024	2,388,000	2,629,740
WP Carey, Inc., 4.60%, 04/01/2024	2,508,000	2,776,776

		38,720,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Food & Staples Retailing-2.24%
Costco Wholesale Corp., 2.75%, 05/18/2024	$4,701,000	$5,030,486
Kroger Co. (The), 4.00%, 02/01/2024	2,381,000	2,597,064
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	9,423,000	10,361,760
Walmart, Inc.
3.30%, 04/22/2024	7,128,000	7,701,151
2.65%, 12/15/2024	4,708,000	5,056,581

		30,747,042

Food Products-1.33%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	2,841,000	3,130,299
General Mills, Inc., 3.65%, 02/15/2024	2,361,000	2,573,926
McCormick & Co., Inc., 3.15%, 08/15/2024	3,307,000	3,566,985
Mondelez International, Inc., 4.00%, 02/01/2024	2,326,000	2,539,637
Tyson Foods, Inc., 3.95%, 08/15/2024	5,863,000	6,465,627

		18,276,474

Gas Utilities-0.19%
Southern California Gas Co., 3.15%, 09/15/2024	2,401,000	2,573,192

Health Care Equipment & Supplies-1.64%
Becton, Dickinson and Co.
3.36%, 06/06/2024	8,241,000	8,894,518
3.73%, 12/15/2024	6,481,000	7,122,142
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024(b)	3,305,000	3,479,964
Stryker Corp., 3.38%, 05/15/2024	2,825,000	3,046,879

		22,543,503

Health Care Providers & Services-5.09%
Aetna, Inc., 3.50%, 11/15/2024	3,543,000	3,878,285
AmerisourceBergen Corp., 3.40%, 05/15/2024	2,353,000	2,540,096
Anthem, Inc.
3.50%, 08/15/2024	3,772,000	4,109,403
3.35%, 12/01/2024	4,004,000	4,360,565
Cardinal Health, Inc., 3.08%, 06/15/2024 .	3,543,000	3,783,832
Centene Corp., 4.63%, 12/15/2029	16,629,000	17,928,556
Cigna Corp., 3.50%, 06/15/2024	3,372,000	3,647,304
CommonSpirit Health, 2.76%, 10/01/2024	3,632,000	3,866,048
CVS Health Corp., 3.38%, 08/12/2024	3,080,000	3,334,676
HCA, Inc., 5.00%, 03/15/2024	9,419,000	10,541,971
Humana, Inc., 3.85%, 10/01/2024	2,847,000	3,125,185
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	2,843,000	3,076,235
McKesson Corp., 3.80%, 03/15/2024	5,181,000	5,635,495

		69,827,651

Hotels, Restaurants & Leisure-0.19%
McDonald’s Corp., 3.25%, 06/10/2024	2,374,000	2,574,810

Household Durables-0.43%
D.R. Horton, Inc., 2.50%, 10/15/2024	2,373,000	2,509,497
Lennar Corp., 4.50%, 04/30/2024	3,052,000	3,350,257

		5,859,754

	Principal Amount	Value
Household Products-0.39%
Clorox Co. (The), 3.50%, 12/15/2024	$2,520,000	$2,774,780
Colgate-Palmolive Co., 3.25%, 03/15/2024	2,377,000	2,580,303

		5,355,083

Industrial Conglomerates-0.54%
General Electric Co.
3.38%, 03/11/2024	2,040,000	2,203,670
3.45%, 05/15/2024	2,509,000	2,705,826
Roper Technologies, Inc., 2.35%, 09/15/2024	2,376,000	2,505,080

		7,414,576

Insurance-2.87%
Aflac, Inc., 3.63%, 11/15/2024	3,545,000	3,921,812
American International Group, Inc., 4.13%, 02/15/2024	4,702,000	5,189,540
Aon PLC, 3.50%, 06/14/2024	2,843,000	3,078,346
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(b)	2,381,000	2,699,857
Brown & Brown, Inc., 4.20%, 09/15/2024	2,377,000	2,647,808
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	3,305,000	3,588,946
CNA Financial Corp., 3.95%, 05/15/2024	2,605,000	2,846,193
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	2,832,000	3,068,737
MetLife, Inc., 3.60%, 04/10/2024	4,709,000	5,148,691
Prudential Financial, Inc., 3.50%, 05/15/2024	3,305,000	3,619,725
Willis North America, Inc., 3.60%, 05/15/2024	3,247,000	3,526,046

		39,335,701

Interactive Media & Services-0.32%
Alphabet, Inc., 3.38%, 02/25/2024	4,031,000	4,381,451

Internet & Direct Marketing Retail-1.91%
Amazon.com, Inc.
2.80%, 08/22/2024	9,422,000	10,128,046
3.80%, 12/05/2024	5,862,000	6,514,950
eBay, Inc., 3.45%, 08/01/2024	3,537,000	3,833,773
Expedia Group, Inc., 4.50%, 08/15/2024	2,382,000	2,617,251
QVC, Inc., 4.85%, 04/01/2024	2,838,000	3,054,397

		26,148,417

IT Services-2.67%
DXC Technology Co., 4.25%, 04/15/2024	2,375,000	2,582,557
Fidelity National Information Services, Inc., 3.88%, 06/05/2024	1,909,000	2,094,150
Fiserv, Inc., 2.75%, 07/01/2024	9,596,000	10,199,067
International Business Machines Corp., 3.63%, 02/12/2024	9,417,000	10,297,776
Mastercard, Inc., 3.38%, 04/01/2024	4,753,000	5,172,292
PayPal Holdings, Inc., 2.40%, 10/01/2024	5,958,000	6,306,097

		36,651,939

Leisure Products-0.18%
Hasbro, Inc., 3.00%, 11/19/2024	2,343,000	2,509,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Machinery-2.49%
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	$4,715,000	$4,973,636
3.25%, 12/01/2024	2,957,000	3,240,348
Caterpillar, Inc., 3.40%, 05/15/2024	4,809,000	5,215,735
CNH Industrial Capital LLC, 4.20%, 01/15/2024	2,381,000	2,608,566
Illinois Tool Works, Inc., 3.50%, 03/01/2024	3,307,000	3,581,443
John Deere Capital Corp.
3.35%, 06/12/2024	2,351,000	2,562,648
2.65%, 06/24/2024	2,840,000	3,030,761
Parker-Hannifin Corp., 3.30%, 11/21/2024	2,340,000	2,546,860
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	2,342,000	2,563,412
Wabtec Corp., 4.40%, 03/15/2024	3,539,000	3,864,924

		34,188,333

Media-2.49%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	5,173,000	5,692,484
Comcast Corp.
3.00%, 02/01/2024	5,869,000	6,281,891
3.60%, 03/01/2024	5,634,000	6,137,002
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	2,351,000	2,601,318
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	3,541,000	3,872,761
ViacomCBS, Inc.
3.88%, 04/01/2024	2,290,000	2,483,056
3.70%, 08/15/2024	2,883,000	3,141,330
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,536,000	3,882,931

		34,092,773

Metals & Mining-0.28%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,555,000	3,770,433

Multiline Retail-0.38%
Target Corp., 3.50%, 07/01/2024	4,708,000	5,168,873

Multi-Utilities-0.41%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	2,843,000	3,012,206
Sempra Energy, 3.55%, 06/15/2024	2,438,000	2,644,885

		5,657,091

Oil, Gas & Consumable Fuels-11.97%
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	5,867,000	6,399,650
3.54%, 11/04/2024	3,536,000	3,892,229
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024	2,377,000	2,560,332
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	6,059,000	7,027,961
Chevron Corp., 2.90%, 03/03/2024	4,708,000	5,020,342
Chevron USA, Inc., 3.90%, 11/15/2024	2,956,000	3,275,746
Cimarex Energy Co., 4.38%, 06/01/2024	3,533,000	3,843,198
ConocoPhillips, 3.35%, 11/15/2024	2,030,000	2,210,970

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Continental Resources, Inc., 3.80%, 06/01/2024	$4,709,000	$4,831,363
Diamondback Energy, Inc., 2.88%, 12/01/2024	4,703,000	4,977,657
Enable Midstream Partners L.P., 3.90%, 05/15/2024	2,823,000	3,017,860
Enbridge, Inc. (Canada), 3.50%, 06/10/2024	2,330,000	2,511,256
Enterprise Products Operating LLC, 3.90%, 02/15/2024	4,005,000	4,353,170
Equinor ASA (Norway), 3.70%, 03/01/2024	4,801,000	5,244,942
Exxon Mobil Corp.
3.18%, 03/15/2024	4,701,000	5,022,689
2.02%, 08/16/2024	4,708,000	4,923,270
Husky Energy, Inc. (Canada), 4.00%, 04/15/2024	3,541,000	3,787,682
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	3,076,000	3,347,995
4.30%, 05/01/2024	2,845,000	3,126,385
4.25%, 09/01/2024	3,066,000	3,399,365
Marathon Petroleum Corp., 3.63%, 09/15/2024	3,535,000	3,844,453
MPLX L.P., 4.88%, 12/01/2024	5,409,000	6,109,423
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	4,510,000	4,949,036
Phillips 66, 0.90%, 02/15/2024	3,770,000	3,773,961
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	3,542,000	3,786,897
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	9,410,000	10,699,755
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	5,864,000	6,108,244
Spectra Energy Partners L.P., 4.75%, 03/15/2024	4,710,000	5,216,724
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,542,000	3,876,737
Sunoco Logistics Partners Operations L.P., 4.25%, 04/01/2024	2,357,000	2,551,099
Total Capital International S.A. (France)
3.70%, 01/15/2024	4,701,000	5,127,017
3.75%, 04/10/2024	5,892,000	6,471,325
Valero Energy Corp., 1.20%, 03/15/2024	4,349,000	4,380,661
Williams Cos., Inc. (The)
4.30%, 03/04/2024	4,707,000	5,140,486
4.55%, 06/24/2024	5,891,000	6,537,670
WPX Energy, Inc., 5.25%, 09/15/2024	2,393,000	2,665,204

		164,012,754

Paper & Forest Products-0.21%
Georgia-Pacific LLC, 8.00%, 01/15/2024	2,389,000	2,893,967

Personal Products-0.73%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	2,353,000	2,471,472
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	2,400,000	2,590,745
2.60%, 05/05/2024	4,703,000	4,998,780

		10,060,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Pharmaceuticals-1.65%
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	$10,130,000	$11,045,706
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	3,400,000	3,723,214
Pfizer, Inc., 3.40%, 05/15/2024	4,711,000	5,138,869
Wyeth LLC, 6.45%, 02/01/2024	2,332,000	2,720,192

		22,627,981

Professional Services-0.28%
Equifax, Inc., 2.60%, 12/01/2024	3,551,000	3,777,498

Road & Rail-0.63%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	2,310,000	2,513,238
3.40%, 09/01/2024	3,073,000	3,348,724
CSX Corp., 3.40%, 08/01/2024	2,583,000	2,816,087

		8,678,049

Semiconductors & Semiconductor Equipment-2.17%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	6,405,000	6,892,296
Intel Corp., 2.88%, 05/11/2024	6,054,000	6,487,485
KLA Corp., 4.65%, 11/01/2024	5,968,000	6,722,086
QUALCOMM, Inc., 2.90%, 05/20/2024	5,490,000	5,873,113
Xilinx, Inc., 2.95%, 06/01/2024	3,543,000	3,781,291

		29,756,271

Software-2.34%
Microsoft Corp., 2.88%, 02/06/2024	10,703,000	11,445,281
Oracle Corp.
3.40%, 07/08/2024	9,502,000	10,310,540
2.95%, 11/15/2024	9,503,000	10,247,516

		32,003,337

Specialty Retail-0.41%
Home Depot, Inc. (The), 3.75%, 02/15/2024	5,180,000	5,636,354

Technology Hardware, Storage & Peripherals-3.28%
Apple, Inc.
3.00%, 02/09/2024	8,395,000	8,987,453
3.45%, 05/06/2024	12,033,000	13,154,974
2.85%, 05/11/2024	8,254,000	8,834,919
1.80%, 09/11/2024	3,608,000	3,768,390
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	4,708,000	4,809,503
4.65%, 10/01/2024	4,803,000	5,409,953

		44,965,192

Tobacco-1.16%
Altria Group, Inc., 4.00%, 01/31/2024	6,422,000	7,019,239

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Tobacco-(continued)
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	$4,701,000	$4,999,497
Philip Morris International, Inc., 3.25%, 11/10/2024	3,545,000	3,860,635

		15,879,371

Trading Companies & Distributors-0.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.15%, 02/15/2024	4,400,000	4,617,488
Air Lease Corp.
0.70%, 02/15/2024	3,000,000	2,970,783
4.25%, 09/15/2024	2,412,000	2,647,893

		10,236,164

Wireless Telecommunication Services-0.75%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	9,406,000	10,253,581

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,300,299,134)		1,354,569,597

	Shares

Money Market Funds-0.30%

Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $4,071,190)	4,071,190	4,071,190

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $1,304,370,324)		1,358,640,787

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.89%
Invesco Private Government Fund, 0.01%(c)(d)(e)	4,899,728	4,899,728
Invesco Private Prime Fund, 0.11%(c)(d)(e)	7,346,654	7,349,592

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,249,320)		12,249,320

TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,316,619,644)		1,370,890,107

OTHER ASSETS LESS LIABILITIES-(0.01)%		(85,294)

NET ASSETS-100.00%		$1,370,804,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$—	$50,096,883	$(46,025,693)	$-	$ -	$4,071,190	$615

Invesco Premier U.S. Government Money Portfolio, Institutional Class	8,284,417	10,627,687	(18,912,104)	-	-	-	52

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,209,607	18,105,365	(16,415,244)	-	-	4,899,728	451	*

Invesco Private Prime Fund	1,069,891	19,329,259	(13,049,883)	-	325	7,349,592	1,634	*

Total	$12,563,915	$98,159,194	$(94,402,924)	$-	$325	$16,320,510	$2,752

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	31.70

Energy	12.20

Information Technology	11.67

Health Care	10.93

Consumer Staples	6.90

Industrials	6.67

Consumer Discretionary	6.62

Communication Services	5.62

Sector Types Each Less Than 3%	6.51

Money Market Funds Plus Other Assets Less Liabilities	1.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.92%
Aerospace & Defense-2.88%
Boeing Co. (The), 4.88%, 05/01/2025	$7,616,000	$8,499,164
General Dynamics Corp.
3.25%, 04/01/2025	1,612,000	1,751,383
3.50%, 05/15/2025	1,610,000	1,765,695
Howmet Aerospace, Inc., 6.88%, 05/01/2025	2,578,000	2,987,129
L3Harris Technologies, Inc., 3.83%, 04/27/2025	1,289,000	1,426,441
Lockheed Martin Corp., 2.90%, 03/01/2025	1,610,000	1,723,293
Northrop Grumman Corp., 2.93%, 01/15/2025	3,226,000	3,441,684
Precision Castparts Corp., 3.25%, 06/15/2025	1,848,000	2,013,226
Raytheon Technologies Corp., 3.95%, 08/16/2025	3,227,000	3,613,737

		27,221,752

Air Freight & Logistics-0.68%
FedEx Corp.
3.20%, 02/01/2025	1,505,000	1,630,077
3.80%, 05/15/2025	2,152,000	2,375,725
United Parcel Service, Inc., 3.90%, 04/01/2025	2,146,000	2,387,895

		6,393,697

Airlines-0.40%
Southwest Airlines Co., 5.25%, 05/04/2025	3,327,000	3,805,763

Auto Components-0.31%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	1,229,000	1,333,498
Magna International, Inc. (Canada), 4.15%, 10/01/2025	1,383,000	1,556,316

		2,889,814

Automobiles-3.30%
American Honda Finance Corp.
1.20%, 07/08/2025	1,612,000	1,621,867
1.00%, 09/10/2025	1,608,000	1,598,176
General Motors Co.
4.00%, 04/01/2025	1,041,000	1,141,008
6.13%, 10/01/2025	4,315,000	5,130,848
General Motors Financial Co., Inc.
4.00%, 01/15/2025	2,144,000	2,339,225
2.90%, 02/26/2025	2,682,000	2,845,309
4.35%, 04/09/2025	2,147,000	2,376,084
2.75%, 06/20/2025	2,693,000	2,830,841
4.30%, 07/13/2025	1,818,000	2,014,519
Toyota Motor Credit Corp.
1.80%, 02/13/2025	3,004,000	3,099,452
3.00%, 04/01/2025	2,690,000	2,898,248
3.40%, 04/14/2025	1,072,000	1,177,094
0.80%, 10/16/2025	2,148,000	2,120,788

		31,193,459

Banks-13.52%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	3,200,000	3,386,545

	Principal Amount	Value
Banks-(continued)
Bank of America Corp.
4.00%, 01/22/2025	$5,482,000	$6,062,185
3.88%, 08/01/2025	3,849,000	4,297,852
Series L, 3.95%, 04/21/2025	5,479,000	6,055,859
CIT Group, Inc., 5.25%, 03/07/2025	1,034,000	1,178,114
Citigroup, Inc.
3.88%, 03/26/2025	2,148,000	2,360,056
3.30%, 04/27/2025	3,223,000	3,523,943
4.40%, 06/10/2025	5,390,000	6,044,286
5.50%, 09/13/2025	3,047,000	3,598,860
Citizens Bank, N.A., 2.25%, 04/28/2025	1,600,000	1,674,612
Citizens Financial Group, Inc., 4.30%, 12/03/2025	910,000	1,024,101
Cooperatieve Rabobank U.A. (Netherlands), 4.38%, 08/04/2025	3,300,000	3,722,029
Fifth Third Bancorp, 2.38%, 01/28/2025	1,614,000	1,692,042
Fifth Third Bank, 3.95%, 07/28/2025	1,600,000	1,799,861
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	3,210,000	3,576,121
Huntington Bancshares, Inc., 4.00%, 05/15/2025	1,130,000	1,264,436
JPMorgan Chase & Co.
3.13%, 01/23/2025	5,379,000	5,794,267
3.90%, 07/15/2025	5,474,000	6,092,066
KeyBank N.A., 3.30%, 06/01/2025	1,500,000	1,645,654
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	2,800,000	3,165,975
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	5,700,000	5,919,166
3.78%, 03/02/2025	1,592,000	1,750,948
1.41%, 07/17/2025	3,700,000	3,725,581
MUFG Americas Holdings Corp., 3.00%, 02/10/2025	862,000	923,335
PNC Bank N.A., 3.25%, 06/01/2025	2,100,000	2,299,557
Regions Financial Corp., 2.25%, 05/18/2025.	1,596,000	1,668,989
Santander Holdings USA, Inc.
3.45%, 06/02/2025	2,148,000	2,306,184
4.50%, 07/17/2025	2,365,000	2,638,216
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	1,050,000	1,159,892
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	2,800,000	2,925,015
1.47%, 07/08/2025	5,250,000	5,312,444
Truist Bank
1.50%, 03/10/2025	2,600,000	2,661,866
3.63%, 09/16/2025	2,800,000	3,108,585
Truist Financial Corp.
4.00%, 05/01/2025	1,823,000	2,032,608
3.70%, 06/05/2025(b)	2,147,000	2,383,606
1.20%, 08/05/2025(b)	1,616,000	1,631,420
U.S. Bank N.A., 2.05%, 01/21/2025	2,100,000	2,189,635
US Bancorp, 1.45%, 05/12/2025	3,223,000	3,291,226
Wells Fargo & Co.
3.00%, 02/19/2025	5,376,000	5,764,396
3.55%, 09/29/2025	5,479,000	6,040,783

		127,692,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Beverages-1.77%
Coca-Cola Co. (The)
2.95%, 03/25/2025	$2,145,000	$2,321,155
2.88%, 10/27/2025	3,759,000	4,087,591
Diageo Capital PLC (United Kingdom), 1.38%, 09/29/2025	1,700,000	1,726,966
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	1,079,000	1,183,487
PepsiCo, Inc.
2.25%, 03/19/2025	3,222,000	3,392,746
2.75%, 04/30/2025	2,152,000	2,302,406
3.50%, 07/17/2025	1,496,000	1,655,320

		16,669,671

Biotechnology-2.38%
AbbVie, Inc., 3.60%, 05/14/2025	8,061,000	8,832,874
Amgen, Inc.
1.90%, 02/21/2025	1,079,000	1,117,812
3.13%, 05/01/2025	2,148,000	2,317,183
Baxalta, Inc., 4.00%, 06/23/2025	1,715,000	1,904,294
Biogen, Inc., 4.05%, 09/15/2025	3,763,000	4,227,149
Gilead Sciences, Inc., 3.50%, 02/01/2025	3,763,000	4,089,092

		22,488,404

Building Products-0.26%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	1,084,000	1,200,272
Masco Corp., 4.45%, 04/01/2025	1,075,000	1,213,803

		2,414,075

Capital Markets-7.30%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	1,079,000	1,156,572
Ares Capital Corp.
4.25%, 03/01/2025	1,081,000	1,167,457
3.25%, 07/15/2025	1,611,000	1,685,398
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	2,668,000	2,742,031
Series G, 3.00%, 02/24/2025	1,607,000	1,731,923
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	1,074,000	1,180,182
Charles Schwab Corp. (The)
4.20%, 03/24/2025	1,285,000	1,445,944
3.85%, 05/21/2025	1,609,000	1,794,437
CME Group, Inc., 3.00%, 03/15/2025	1,612,000	1,737,714
Credit Suisse AG (Switzerland), 2.95%, 04/09/2025	3,300,000	3,561,662
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	5,384,000	5,844,582
3.50%, 04/01/2025	7,619,000	8,323,934
3.75%, 05/22/2025	4,931,000	5,437,528
4.25%, 10/21/2025	4,305,000	4,847,984
Moody’s Corp., 3.75%, 03/24/2025	1,525,000	1,683,514
Morgan Stanley
4.00%, 07/23/2025	6,544,000	7,349,591
5.00%, 11/24/2025	4,302,000	5,016,883
Nomura Holdings, Inc. (Japan), 1.85%, 07/16/2025	3,200,000	3,262,983
Northern Trust Corp., 3.95%, 10/30/2025	1,595,000	1,802,254
Owl Rock Capital Corp., 3.75%, 07/22/2025	1,129,000	1,179,457
S&P Global, Inc., 4.00%, 06/15/2025	1,511,000	1,692,454

	Principal Amount	Value
Capital Markets-(continued)
State Street Corp., 3.55%, 08/18/2025	$2,795,000	$3,104,045
TD Ameritrade Holding Corp., 3.63%, 04/01/2025	1,084,000	1,191,288

		68,939,817

Chemicals-0.80%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	1,239,000	1,264,423
Eastman Chemical Co., 3.80%, 03/15/2025	1,515,000	1,658,045
EI du Pont de Nemours and Co., 1.70%, 07/15/2025	1,070,000	1,095,123
LYB International Finance III LLC
2.88%, 05/01/2025(b)	1,089,000	1,157,439
1.25%, 10/01/2025	1,085,000	1,082,415
Nutrien Ltd. (Canada), 3.38%, 03/15/2025	1,153,000	1,250,350

		7,507,795

Commercial Services & Supplies-0.38%
Republic Services, Inc., 3.20%, 03/15/2025	1,080,000	1,166,812
Waste Management, Inc.
3.13%, 03/01/2025	1,240,000	1,337,687
0.75%, 11/15/2025	1,070,000	1,050,189

		3,554,688

Communications Equipment-0.13%
Cisco Systems, Inc., 3.50%, 06/15/2025	1,078,000	1,197,759

Consumer Finance-1.53%
Ally Financial, Inc.
4.63%, 03/30/2025	1,033,000	1,160,843
5.80%, 05/01/2025	1,612,000	1,888,523
Capital One Financial Corp.
3.20%, 02/05/2025	2,152,000	2,314,743
4.25%, 04/30/2025	1,609,000	1,800,889
4.20%, 10/29/2025	3,250,000	3,643,361
Discover Financial Services, 3.75%, 03/04/2025	1,117,000	1,218,699
Synchrony Financial, 4.50%, 07/23/2025	2,171,000	2,420,362

		14,447,420

Containers & Packaging-0.15%
WRKCo, Inc., 3.75%, 03/15/2025	1,300,000	1,427,147

Diversified Consumer Services-0.12%
Yale University, Series 2020, 0.87%, 04/15/2025	1,108,000	1,110,349

Diversified Financial Services-0.12%
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	1,085,000	1,159,292

Diversified Telecommunication Services-1.67%
AT&T, Inc., 3.40%, 05/15/2025	5,040,000	5,500,241
Verizon Communications, Inc.
3.38%, 02/15/2025	5,514,000	6,007,024
0.85%, 11/20/2025	4,300,000	4,228,850

		15,736,115

Electric Utilities-2.40%
Avangrid, Inc., 3.20%, 04/15/2025	1,656,000	1,787,037
Duke Energy Corp., 0.90%, 09/15/2025(b)	1,385,000	1,368,234
Duke Energy Progress LLC, 3.25%, 08/15/2025	1,091,000	1,191,126
Entergy Corp., 0.90%, 09/15/2025	1,715,000	1,684,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp., 3.95%, 06/15/2025	$1,730,000	$1,917,790
Exelon Generation Co. LLC, 3.25%, 06/01/2025	1,934,000	2,072,346
Florida Power & Light Co.
2.85%, 04/01/2025	2,378,000	2,550,071
3.13%, 12/01/2025	1,287,000	1,399,190
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	2,688,000	2,863,937
Pacific Gas and Electric Co., 3.45%, 07/01/2025	1,894,000	2,030,657
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	1,070,000	1,073,687
Southern Power Co., 4.15%, 12/01/2025	1,133,000	1,275,944
Xcel Energy, Inc., 3.30%, 06/01/2025	1,294,000	1,400,496

		22,615,346

Electrical Equipment-0.13%
Emerson Electric Co., 3.15%, 06/01/2025	1,088,000	1,181,727

Energy Equipment & Services-0.37%
Halliburton Co., 3.80%, 11/15/2025(b)	2,151,000	2,391,829
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	1,135,000	1,141,764

		3,533,593

Entertainment-0.63%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	1,614,000	1,764,119
Walt Disney Co. (The), 3.35%, 03/24/2025	3,831,000	4,180,494

		5,944,613

Equity REITs-3.52%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	1,341,000	1,466,470
American Tower Corp.
2.40%, 03/15/2025	1,720,000	1,799,521
4.00%, 06/01/2025	1,611,000	1,783,197
1.30%, 09/15/2025	1,088,000	1,093,743
AvalonBay Communities, Inc., 3.45%, 06/01/2025	1,124,000	1,228,799
Boston Properties L.P., 3.20%, 01/15/2025	1,831,000	1,966,366
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	1,548,000	1,682,101
Crown Castle International Corp., 1.35%, 07/15/2025	1,128,000	1,133,581
Equinix, Inc., 1.00%, 09/15/2025	1,507,000	1,484,453
Essex Portfolio L.P., 3.50%, 04/01/2025	1,078,000	1,172,963
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	1,754,000	1,983,283
Healthpeak Properties, Inc.
3.40%, 02/01/2025	1,294,000	1,401,130
4.00%, 06/01/2025	1,643,000	1,829,888
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	1,028,000	1,103,294
Kimco Realty Corp., 3.30%, 02/01/2025	1,072,000	1,157,978
Prologis L.P., 3.75%, 11/01/2025	1,596,000	1,793,154
Realty Income Corp., 3.88%, 04/15/2025	1,077,000	1,193,373
Simon Property Group L.P., 3.50%, 09/01/2025	2,363,000	2,570,791
SITE Centers Corp., 3.63%, 02/01/2025	969,000	1,009,258

	Principal Amount	Value
Equity REITs-(continued)
Ventas Realty L.P., 3.50%, 02/01/2025	$1,294,000	$1,403,786
Welltower, Inc., 4.00%, 06/01/2025	2,683,000	2,981,738

		33,238,867

Food & Staples Retailing-0.90%
Sysco Corp.
3.55%, 03/15/2025	1,069,000	1,169,090
5.65%, 04/01/2025	1,616,000	1,890,030
3.75%, 10/01/2025	1,685,000	1,863,669
Walmart, Inc., 3.55%, 06/26/2025	3,221,000	3,575,136

		8,497,925

Food Products-1.70%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	1,071,000	1,146,872
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	1,235,000	1,249,351
Campbell Soup Co., 3.95%, 03/15/2025	1,828,000	2,026,251
General Mills, Inc., 4.00%, 04/17/2025	1,716,000	1,909,846
JM Smucker Co. (The), 3.50%, 03/15/2025	2,150,000	2,350,685
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	3,523,000	3,908,635
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	1,609,000	1,814,161
Mondelez International, Inc., 1.50%, 05/04/2025	1,615,000	1,644,805

		16,050,606

Health Care Equipment & Supplies-1.94%
Abbott Laboratories, 2.95%, 03/15/2025	2,146,000	2,308,812
Boston Scientific Corp.
3.85%, 05/15/2025	1,353,000	1,500,405
1.90%, 06/01/2025	1,068,000	1,106,490
Danaher Corp., 3.35%, 09/15/2025	1,071,000	1,174,992
Medtronic, Inc., 3.50%, 03/15/2025	4,062,000	4,466,626
Stryker Corp.
1.15%, 06/15/2025	1,401,000	1,404,335
3.38%, 11/01/2025	1,542,000	1,689,556
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	4,299,000	4,680,956

		18,332,172

Health Care Providers & Services-4.51%
AmerisourceBergen Corp., 3.25%, 03/01/2025	1,070,000	1,158,027
Anthem, Inc., 2.38%, 01/15/2025	2,686,000	2,824,800
Cardinal Health, Inc., 3.75%, 09/15/2025	1,092,000	1,206,566
Centene Corp., 3.38%, 02/15/2030	4,259,000	4,386,770
Cigna Corp.
3.25%, 04/15/2025	1,628,000	1,757,773
4.13%, 11/15/2025	4,727,000	5,324,492
CVS Health Corp.
4.10%, 03/25/2025	4,428,000	4,940,770
3.88%, 07/20/2025	5,726,000	6,360,474
HCA, Inc., 5.25%, 04/15/2025	3,010,000	3,462,400
Humana, Inc., 4.50%, 04/01/2025	1,300,000	1,468,379
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	2,149,000	2,344,093
McKesson Corp., 0.90%, 12/03/2025	1,070,000	1,050,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Quest Diagnostics, Inc., 3.50%, 03/30/2025	$1,292,000	$1,410,751
UnitedHealth Group, Inc., 3.75%, 07/15/2025	4,393,000	4,897,009

		42,592,955

Hotels, Restaurants & Leisure-1.35%
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,247,000	1,290,174
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	3,434,000	3,958,704
McDonald’s Corp.
3.38%, 05/26/2025	1,507,000	1,645,475
3.30%, 07/01/2025	1,614,000	1,762,043
1.45%, 09/01/2025	1,070,000	1,088,023
Starbucks Corp., 3.80%, 08/15/2025	2,667,000	2,969,627

		12,714,046

Household Durables-0.25%
DR Horton, Inc., 2.60%, 10/15/2025	1,071,000	1,133,212
Lennar Corp., 4.75%, 05/30/2025	1,072,000	1,205,330

		2,338,542

Household Products-0.22%
Procter & Gamble Co. (The), 0.55%, 10/29/2025	2,148,000	2,117,599

Industrial Conglomerates-1.38%
3M Co.
2.00%, 02/14/2025	1,654,000	1,726,764
2.65%, 04/15/2025	1,072,000	1,144,211
3.00%, 08/07/2025	1,181,000	1,289,154
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	4,225,000	4,600,916
Honeywell International, Inc., 1.35%, 06/01/2025	2,690,000	2,743,437
Roper Technologies, Inc., 1.00%, 09/15/2025	1,505,000	1,492,388

		12,996,870

Insurance-1.82%
Allstate Corp. (The), 0.75%, 12/15/2025	1,290,000	1,275,977
American International Group, Inc.
2.50%, 06/30/2025	3,228,000	3,406,660
3.75%, 07/10/2025	2,682,000	2,956,338
Aon PLC, 3.88%, 12/15/2025	1,611,000	1,797,910
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	1,720,000	1,865,692
CNO Financial Group, Inc., 5.25%, 05/30/2025	1,086,000	1,248,007
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	1,029,000	1,120,095
MetLife, Inc.
3.00%, 03/01/2025	1,063,000	1,151,446
3.60%, 11/13/2025	1,075,000	1,195,599
Unum Group, 4.50%, 03/15/2025	1,064,000	1,191,094

		17,208,818

Interactive Media & Services-0.22%
Alphabet, Inc., 0.45%, 08/15/2025(b)	2,150,000	2,115,370

	Principal Amount	Value
Internet & Direct Marketing Retail-1.23%
Amazon.com, Inc.
0.80%, 06/03/2025	$2,691,000	$2,683,641
5.20%, 12/03/2025	1,857,000	2,201,457
Booking Holdings, Inc.
3.65%, 03/15/2025	1,075,000	1,176,487
4.10%, 04/13/2025	2,147,000	2,388,730
eBay, Inc., 1.90%, 03/11/2025	1,722,000	1,774,678
QVC, Inc., 4.45%, 02/15/2025	1,297,000	1,381,305

		11,606,298

IT Services-2.61%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	2,151,000	2,382,440
DXC Technology Co., 4.13%, 04/15/2025	1,079,000	1,178,134
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	1,386,000	1,601,737
Fiserv, Inc., 3.85%, 06/01/2025	1,930,000	2,127,534
International Business Machines Corp., 7.00%, 10/30/2025	1,289,000	1,632,825
Mastercard, Inc., 2.00%, 03/03/2025	1,615,000	1,690,720
PayPal Holdings, Inc., 1.65%, 06/01/2025	2,151,000	2,205,464
VeriSign, Inc., 5.25%, 04/01/2025	1,071,000	1,198,851
Visa, Inc., 3.15%, 12/14/2025	8,601,000	9,432,156
Western Union Co. (The), 2.85%, 01/10/2025	1,090,000	1,153,210

		24,603,071

Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 4.13%, 03/25/2025	2,366,000	2,642,751

Machinery-1.43%
Caterpillar Financial Services Corp.
1.45%, 05/15/2025	1,287,000	1,307,993
0.80%, 11/13/2025	2,178,000	2,150,757
Cummins, Inc., 0.75%, 09/01/2025	1,085,000	1,077,470
Deere & Co., 2.75%, 04/15/2025(b)	1,502,000	1,610,584
John Deere Capital Corp.
2.05%, 01/09/2025(b)	1,181,000	1,231,141
3.45%, 03/13/2025	1,950,000	2,144,363
Otis Worldwide Corp., 2.06%, 04/05/2025	2,795,000	2,908,166
Wabtec Corp., 3.20%, 06/15/2025	1,029,000	1,095,899

		13,526,373

Media-2.63%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	9,853,000	11,217,652
Comcast Corp.
3.38%, 02/15/2025	2,168,000	2,358,108
3.10%, 04/01/2025	1,718,000	1,856,098
3.38%, 08/15/2025	3,223,000	3,537,551
Fox Corp., 3.05%, 04/07/2025	1,348,000	1,446,454
ViacomCBS, Inc.
3.50%, 01/15/2025	1,291,000	1,394,682
4.75%, 05/15/2025	2,687,000	3,060,983

		24,871,528

Metals & Mining-0.12%
Nucor Corp., 2.00%, 06/01/2025	1,089,000	1,126,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Multiline Retail-1.08%
Dollar General Corp., 4.15%, 11/01/2025	$1,073,000	$1,211,669
Dollar Tree, Inc., 4.00%, 05/15/2025	2,152,000	2,389,794
Kohl’s Corp.
9.50%, 05/15/2025	1,288,000	1,661,131
4.25%, 07/17/2025	1,395,000	1,517,060
Target Corp., 2.25%, 04/15/2025	3,221,000	3,389,368

		10,169,022

Multi-Utilities-0.90%
Dominion Energy, Inc., 3.90%, 10/01/2025	1,660,000	1,849,163
DTE Energy Co., Series F, 1.05%, 06/01/2025	1,718,000	1,708,881
NiSource, Inc., 0.95%, 08/15/2025	2,698,000	2,661,391
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	1,174,000	1,155,062
WEC Energy Group, Inc., 3.55%, 06/15/2025	1,028,000	1,125,839

		8,500,336

Oil, Gas & Consumable Fuels-10.31%
BP Capital Markets America, Inc., 3.19%, 04/06/2025	1,649,000	1,778,599
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	2,167,000	2,377,357
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	1,643,000	1,786,467
2.05%, 07/15/2025	1,343,000	1,372,893
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	2,178,000	2,463,424
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	3,219,000	3,704,820
Chevron Corp.
1.55%, 05/11/2025	5,481,000	5,608,293
3.33%, 11/17/2025	1,613,000	1,773,294
Chevron USA, Inc., 0.69%, 08/12/2025	1,613,000	1,590,837
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	2,168,000	2,450,029
Devon Energy Corp., 5.85%, 12/15/2025	1,041,000	1,217,193
Diamondback Energy, Inc., 4.75%, 05/31/2025	1,074,000	1,207,037
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	1,082,000	1,286,804
Enbridge, Inc. (Canada), 2.50%, 01/15/2025 .	1,070,000	1,121,003
Energy Transfer Operating L.P., 4.05%, 03/15/2025	2,147,000	2,330,916
Enterprise Products Operating LLC, 3.75%, 02/15/2025	2,468,000	2,708,367
EOG Resources, Inc., 3.15%, 04/01/2025	1,076,000	1,158,287
Equinor ASA (Norway), 2.88%, 04/06/2025	2,690,000	2,882,650
Exxon Mobil Corp.
2.71%, 03/06/2025	3,782,000	4,018,594
2.99%, 03/19/2025	6,013,000	6,474,750
Kinder Morgan, Inc., 4.30%, 06/01/2025	3,243,000	3,627,654
Marathon Oil Corp., 3.85%, 06/01/2025	1,973,000	2,131,181
Marathon Petroleum Corp., 4.70%, 05/01/2025	2,689,000	3,054,011
MPLX L.P.
4.00%, 02/15/2025	1,096,000	1,200,079
4.88%, 06/01/2025	2,550,000	2,887,256
ONEOK Partners L.P., 4.90%, 03/15/2025	1,084,000	1,212,543
Phillips 66, 3.85%, 04/09/2025	1,385,000	1,526,695

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Partners L.P., 3.61%, 02/15/2025	$1,053,000	$1,132,858
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	2,156,000	2,386,623
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	4,300,000	4,949,852
Shell International Finance B.V. (Netherlands)
2.38%, 04/06/2025	3,219,000	3,395,544
3.25%, 05/11/2025	6,011,000	6,540,811
Spectra Energy Partners L.P., 3.50%, 03/15/2025	1,070,000	1,157,317
Suncor Energy, Inc. (Canada), 3.10%, 05/15/2025	1,184,000	1,270,196
Total Capital International S.A. (France), 2.43%, 01/10/2025	2,144,000	2,255,613
Valero Energy Corp.
3.65%, 03/15/2025	1,238,000	1,339,254
2.85%, 04/15/2025	2,257,000	2,377,675
Williams Cos., Inc. (The)
3.90%, 01/15/2025	1,614,000	1,757,697
4.00%, 09/15/2025	1,615,000	1,788,572
WPX Energy, Inc., 4.50%, 01/15/2030	1,966,000	2,092,414

		97,395,459

Personal Products-0.16%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	1,409,000	1,535,484

Pharmaceuticals-3.78%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	4,294,000	4,712,769
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	5,057,000	5,667,302
0.75%, 11/13/2025	2,150,000	2,136,672
Eli Lilly and Co., 2.75%, 06/01/2025	1,383,000	1,481,294
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	2,152,000	2,385,661
Johnson & Johnson
2.63%, 01/15/2025	1,612,000	1,726,732
0.55%, 09/01/2025	2,134,000	2,112,351
Merck & Co., Inc., 2.75%, 02/10/2025	5,376,000	5,747,983
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	2,149,000	2,218,665
3.00%, 11/20/2025	3,761,000	4,083,999
Pfizer, Inc., 0.80%, 05/28/2025	1,609,000	1,610,039
Zoetis, Inc., 4.50%, 11/13/2025	1,614,000	1,844,337

		35,727,804

Professional Services-0.23%
Verisk Analytics, Inc., 4.00%, 06/15/2025	1,930,000	2,147,554

Road & Rail-0.71%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	1,135,000	1,222,954
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	1,504,000	1,605,404
CSX Corp., 3.35%, 11/01/2025	1,314,000	1,445,910
Union Pacific Corp.
3.75%, 07/15/2025	1,088,000	1,211,607
3.25%, 08/15/2025	1,091,000	1,188,845

		6,674,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.84%
Analog Devices, Inc., 3.90%, 12/15/2025	$1,850,000	$2,070,363
Applied Materials, Inc., 3.90%, 10/01/2025	1,504,000	1,688,092
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	2,145,000	2,292,433
Broadcom, Inc., 4.70%, 04/15/2025	4,937,000	5,563,582
Intel Corp.
3.40%, 03/25/2025	3,219,000	3,521,113
3.70%, 07/29/2025	4,854,000	5,383,277
Lam Research Corp., 3.80%, 03/15/2025	1,074,000	1,186,208
QUALCOMM, Inc., 3.45%, 05/20/2025	3,174,000	3,481,019
Texas Instruments, Inc., 1.38%, 03/12/2025	1,600,000	1,636,588

		26,822,675

Software-3.46%
Adobe, Inc.
1.90%, 02/01/2025	1,137,000	1,183,350
3.25%, 02/01/2025	2,148,000	2,335,764
Intuit, Inc., 0.95%, 07/15/2025	1,030,000	1,030,744
Microsoft Corp.
2.70%, 02/12/2025	4,933,000	5,273,221
3.13%, 11/03/2025	6,472,000	7,087,821
Oracle Corp.
2.50%, 04/01/2025	7,616,000	8,051,722
2.95%, 05/15/2025	5,479,000	5,887,803
VMware, Inc., 4.50%, 05/15/2025	1,611,000	1,809,318

		32,659,743

Specialty Retail-1.25%
AutoZone, Inc., 3.63%, 04/15/2025(b)	1,079,000	1,185,861
Home Depot, Inc. (The), 3.35%, 09/15/2025	2,151,000	2,370,118
Lowe’s Cos., Inc.
4.00%, 04/15/2025	1,602,000	1,783,261
3.38%, 09/15/2025	1,615,000	1,770,958
Ross Stores, Inc., 4.60%, 04/15/2025	1,501,000	1,701,956
TJX Cos., Inc. (The), 3.50%, 04/15/2025	2,688,000	2,944,494

		11,756,648

Technology Hardware, Storage & Peripherals-2.86%
Apple, Inc.
2.75%, 01/13/2025	3,303,000	3,527,420
2.50%, 02/09/2025	3,221,000	3,418,152
1.13%, 05/11/2025	4,851,000	4,894,701
3.20%, 05/13/2025	4,314,000	4,714,745
0.55%, 08/20/2025(b)	2,688,000	2,645,840
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	5,363,000	6,171,268
NetApp, Inc., 1.88%, 06/22/2025	1,608,000	1,652,957

		27,025,083

Textiles, Apparel & Luxury Goods-0.57%
NIKE, Inc., 2.40%, 03/27/2025	2,146,000	2,272,563
Tapestry, Inc., 4.25%, 04/01/2025	1,295,000	1,403,391
VF Corp., 2.40%, 04/23/2025	1,607,000	1,687,071

		5,363,025

Thrifts & Mortgage Finance-0.12%
Radian Group, Inc., 6.63%, 03/15/2025	1,029,000	1,150,242

Tobacco-1.17%
Altria Group, Inc., 2.35%, 05/06/2025	1,612,000	1,682,418

	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
1.50%, 05/01/2025	$1,610,000	$1,641,001
3.38%, 08/11/2025	1,616,000	1,767,979
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	5,373,000	5,988,040

		11,079,438

Trading Companies & Distributors-1.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	2,052,000	2,168,335
6.50%, 07/15/2025	2,451,000	2,867,971
4.45%, 10/01/2025	1,953,000	2,132,104
Air Lease Corp.
2.30%, 02/01/2025	1,607,000	1,640,592
3.25%, 03/01/2025	1,538,000	1,625,544
3.38%, 07/01/2025	1,849,000	1,962,966
WW Grainger, Inc., 1.85%, 02/15/2025	1,087,000	1,127,277

		13,524,789

Water Utilities-0.15%
American Water Capital Corp., 3.40%, 03/01/2025	1,336,000	1,454,216

Wireless Telecommunication Services-0.56%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	1,555,000	1,720,723
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	3,219,000	3,613,986

		5,334,709

Total U.S. Dollar Denominated Bonds & Notes (Cost $906,344,857)		934,025,940

	Shares
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,570,214)	2,570,214	2,570,214

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $908,915,071)		936,596,154

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.17%
Invesco Private Government Fund, 0.01%(c)(d)(e)	4,421,220	4,421,220
Invesco Private Prime Fund, 0.11%(c)(d)(e)	6,637,800	6,640,455

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,061,564)		11,061,675

TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $919,976,635)		947,657,829
OTHER ASSETS LESS LIABILITIES-(0.36)%		(3,443,356)

NET ASSETS-100.00%.		$944,214,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued) February 28, 2021 (Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$18,666,342	$(16,096,128)	$-	$-	$2,570,214	$225

Invesco Premier U.S. Government Money Portfolio, Institutional Class	131,824	1,316,769	(1,448,593)	-	-	-	6

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,365,192	13,359,642	(12,303,614)	-	-	4,421,220	337	*

Invesco Private Prime Fund	1,121,731	15,138,809	(9,620,529)	111	333	6,640,455	1,479	*

Total	$4,618,747	$48,481,562	$(39,468,864)	$111	$333	$13,631,889	$2,047

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	25.17

Health Care	12.89

Information Technology	11.90

Energy	10.68

Consumer Discretionary	9.46

Industrials	9.15

Consumer Staples	5.92

Communication Services	5.71

Real Estate	3.52

Utilities	3.45

Materials	1.07

Money Market Funds Plus Other Assets Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.80%(a)
Aerospace & Defense-1.44%
Boeing Co. (The), 2.75%, 02/01/2026	$1,643,000	$1,697,979
General Dynamics Corp., 2.13%, 08/15/2026	588,000	617,356
Lockheed Martin Corp., 3.55%, 01/15/2026	2,366,000	2,630,635
Raytheon Technologies Corp., 2.65%, 11/01/2026	929,000	999,383

		5,945,353

Air Freight & Logistics-0.39%
FedEx Corp., 3.25%, 04/01/2026	888,000	973,169
United Parcel Service, Inc., 2.40%, 11/15/2026	592,000	638,651

		1,611,820

Airlines-0.42%
Delta Air Lines, Inc., 7.38%, 01/15/2026	1,482,000	1,729,285

Automobiles-1.49%
American Honda Finance Corp., 2.30%, 09/09/2026	588,000	622,725
General Motors Financial Co., Inc.
1.25%, 01/08/2026	1,774,000	1,748,638
5.25%, 03/01/2026	1,543,000	1,784,525
4.00%, 10/06/2026	882,000	978,306
Toyota Motor Credit Corp., 0.80%, 01/09/2026(b)	1,008,000	996,049

		6,130,243

Banks-19.74%
Bank of America Corp.
4.45%, 03/03/2026	2,368,000	2,705,862
3.50%, 04/19/2026	2,964,000	3,291,666
4.25%, 10/22/2026	2,364,000	2,702,808
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	2,200,000	2,509,045
BPCE S.A. (France), 3.38%, 12/02/2026	800,000	881,816
Citigroup, Inc.
3.70%, 01/12/2026	2,366,000	2,638,138
4.60%, 03/09/2026	1,774,000	2,031,692
3.40%, 05/01/2026	2,368,000	2,609,414
3.20%, 10/21/2026	3,549,000	3,865,489
4.30%, 11/20/2026	1,177,000	1,339,432
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	1,700,000	1,886,152
Fifth Third Bank N.A., 3.85%, 03/15/2026	800,000	893,879
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	3,555,000	4,025,928
4.38%, 11/23/2026	1,700,000	1,920,373
JPMorgan Chase & Co.
3.30%, 04/01/2026	2,963,000	3,249,587
3.20%, 06/15/2026	2,076,000	2,268,734
2.95%, 10/01/2026	3,556,000	3,859,359
7.63%, 10/15/2026	545,000	723,994
4.13%, 12/15/2026	2,347,000	2,684,171
KeyBank N.A., 3.40%, 05/20/2026	800,000	883,136
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	1,700,000	1,930,822

	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	$2,730,000	$3,061,666
2.76%, 09/13/2026	1,100,000	1,178,466
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	1,200,000	1,295,325
Natwest Group PLC (United Kingdom), 4.80%, 04/05/2026	1,700,000	1,953,768
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	1,200,000	1,179,920
3.78%, 03/09/2026	1,780,000	1,985,101
2.63%, 07/14/2026	2,664,000	2,829,079
3.01%, 10/19/2026	1,646,000	1,784,747
Truist Bank
3.30%, 05/15/2026	800,000	875,268
3.80%, 10/30/2026	1,150,000	1,293,606
U.S. Bancorp
Series V, 2.38%, 07/22/2026	1,581,000	1,671,561
Series W, 3.10%, 04/27/2026	1,098,000	1,197,052
Wells Fargo & Co.
3.00%, 04/22/2026	4,149,000	4,481,872
4.10%, 06/03/2026	2,860,000	3,238,609
3.00%, 10/23/2026	4,146,000	4,494,342

		81,421,879

Beverages-2.32%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	1,938,000	2,139,248
Coca-Cola Co. (The)
2.55%, 06/01/2026	586,000	631,148
2.25%, 09/01/2026	1,157,000	1,229,695
Constellation Brands, Inc., 3.70%, 12/06/2026	713,000	798,247
Molson Coors Beverage Co., 3.00%, 07/15/2026	2,371,000	2,548,841
PepsiCo, Inc.
2.85%, 02/24/2026	888,000	963,051
2.38%, 10/06/2026	1,182,000	1,256,478

		9,566,708

Biotechnology-4.05%
AbbVie, Inc.
3.20%, 05/14/2026	2,367,000	2,578,087
2.95%, 11/21/2026	4,726,000	5,101,013
Amgen, Inc., 2.60%, 08/19/2026	1,479,000	1,570,491
Gilead Sciences, Inc., 3.65%, 03/01/2026	3,241,000	3,591,905
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	3,554,000	3,881,156

		16,722,652

Building Products-0.34%
Johnson Controls International PLC, 3.90%, 02/14/2026	655,000	731,754
Masco Corp., 4.38%, 04/01/2026	582,000	668,266

		1,400,020

Capital Markets-7.84%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	632,000	683,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Ares Capital Corp.
3.88%, 01/15/2026	$1,472,000	$1,569,834
2.15%, 07/15/2026	750,000	738,952
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	830,000	819,270
2.80%, 05/04/2026(b)	878,000	947,079
2.45%, 08/17/2026	890,000	943,330
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	734,000	836,157
Charles Schwab Corp. (The), 0.90%, 03/11/2026	1,573,000	1,557,858
FS KKR Capital Corp., 3.40%, 01/15/2026	1,218,000	1,215,731
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	756,000	770,548
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	2,084,000	2,320,454
3.50%, 11/16/2026	3,261,000	3,579,477
Morgan Stanley
3.88%, 01/27/2026	3,564,000	4,005,672
3.13%, 07/27/2026	3,553,000	3,875,393
6.25%, 08/09/2026	900,000	1,127,346
4.35%, 09/08/2026	2,661,000	3,051,381
Nasdaq, Inc., 3.85%, 06/30/2026	648,000	729,260
Owl Rock Capital Corp.
4.25%, 01/15/2026	605,000	643,494
3.40%, 07/15/2026	1,210,000	1,243,563
Raymond James Financial, Inc., 3.63%, 09/15/2026	648,000	730,833
State Street Corp., 2.65%, 05/19/2026	887,000	960,164

		32,349,411

Chemicals-0.87%
Ecolab, Inc., 2.70%, 11/01/2026	925,000	997,640
FMC Corp., 3.20%, 10/01/2026	584,000	637,172
Linde, Inc., 3.20%, 01/30/2026	860,000	946,347
Westlake Chemical Corp., 3.60%, 08/15/2026	916,000	1,003,965

		3,585,124

Commercial Services & Supplies-0.15%
Republic Services, Inc., 2.90%, 07/01/2026	583,000	627,726

Communications Equipment-0.93%
Cisco Systems, Inc.
2.95%, 02/28/2026	884,000	960,577
2.50%, 09/20/2026	1,772,000	1,895,022
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	890,000	990,681

		3,846,280

Consumer Finance-0.93%
Capital One Financial Corp., 3.75%, 07/28/2026	1,761,000	1,937,593
Discover Bank, 3.45%, 07/27/2026	1,150,000	1,263,129
Synchrony Financial, 3.70%, 08/04/2026	583,000	634,543

		3,835,265

Containers & Packaging-0.17%
International Paper Co., 3.80%, 01/15/2026	618,000	689,980

	Principal Amount	Value
Diversified Financial Services-0.95%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	$2,961,000	$3,245,091
Voya Financial, Inc., 3.65%, 06/15/2026	592,000	664,684

		3,909,775

Diversified Telecommunication Services-1.44%
AT&T, Inc., 4.13%, 02/17/2026(b)	2,742,000	3,102,795
Verizon Communications, Inc., 2.63%, 08/15/2026	2,663,000	2,837,304

		5,940,099

Electric Utilities-3.94%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	632,000	694,484
Commonwealth Edison Co., 2.55%, 06/15/2026	629,000	673,744
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	705,000	768,402
Duke Energy Corp., 2.65%, 09/01/2026	1,781,000	1,888,257
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	895,000	982,623
Entergy Arkansas LLC, 3.50%, 04/01/2026	709,000	784,325
Entergy Corp., 2.95%, 09/01/2026	884,000	946,195
Exelon Corp., 3.40%, 04/15/2026	884,000	972,694
Fortis, Inc. (Canada), 3.06%, 10/04/2026	1,300,000	1,405,045
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	2,308,000	2,446,497
PPL Capital Funding, Inc., 3.10%, 05/15/2026	766,000	829,607
Southern Co. (The), 3.25%, 07/01/2026	2,070,000	2,248,877
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	885,000	963,943
Xcel Energy, Inc., 3.35%, 12/01/2026	591,000	651,259

		16,255,952

Electrical Equipment-0.21%
Emerson Electric Co., 0.88%, 10/15/2026	887,000	873,167

Electronic Equipment, Instruments & Components-0.18%
Avnet, Inc., 4.63%, 04/15/2026	654,000	730,379

Energy Equipment & Services-0.17%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	602,000	711,649

Entertainment-1.30%
Activision Blizzard, Inc., 3.40%, 09/15/2026	1,009,000	1,120,893
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,167,000	1,266,947
1.85%, 07/30/2026	1,097,000	1,131,863
Walt Disney Co. (The), 1.75%, 01/13/2026	1,774,000	1,824,903

		5,344,606

Equity REITs-4.91%
American Tower Corp.
4.40%, 02/15/2026	597,000	675,335
3.38%, 10/15/2026	1,167,000	1,272,908
Boston Properties L.P.
3.65%, 02/01/2026(b)	1,184,000	1,313,723
2.75%, 10/01/2026	1,215,000	1,298,209
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	804,000	899,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
CBRE Services, Inc., 4.88%, 03/01/2026	$760,000	$884,752
Crown Castle International Corp.
4.45%, 02/15/2026	1,066,000	1,209,466
3.70%, 06/15/2026	881,000	974,604
ERP Operating L.P., 2.85%, 11/01/2026	580,000	623,775
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	1,139,000	1,310,004
Healthpeak Properties, Inc., 3.25%, 07/15/2026	773,000	847,974
Kimco Realty Corp., 2.80%, 10/01/2026	596,000	638,872
LifeStorage L.P., 3.50%, 07/01/2026	703,000	775,862
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	705,000	800,022
Public Storage, 0.88%, 02/15/2026	590,000	582,018
Realty Income Corp., 4.13%, 10/15/2026	764,000	875,334
Sabra Health Care L.P., 5.13%, 08/15/2026	583,000	659,228
Simon Property Group L.P.
3.30%, 01/15/2026	983,000	1,066,147
3.25%, 11/30/2026	881,000	961,109
Ventas Realty L.P., 4.13%, 01/15/2026	583,000	658,534
VEREIT Operating Partnership L.P., 4.88%, 06/01/2026	824,000	956,293
Welltower, Inc., 4.25%, 04/01/2026	834,000	948,310

		20,231,927

Food & Staples Retailing-1.31%
Kroger Co. (The)
3.50%, 02/01/2026	593,000	652,612
2.65%, 10/15/2026	919,000	981,822
Sysco Corp., 3.30%, 07/15/2026	1,188,000	1,297,377
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	2,248,000	2,469,448

		5,401,259

Food Products-1.81%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,180,000	1,256,804
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	831,000	898,598
Hershey Co. (The), 2.30%, 08/15/2026	592,000	626,475
Ingredion, Inc., 3.20%, 10/01/2026	550,000	599,188
Kellogg Co., 3.25%, 04/01/2026	885,000	977,174
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	2,346,000	2,502,529
McCormick & Co., Inc., 0.90%, 02/15/2026	600,000	589,208

		7,449,976

Gas Utilities-0.33%
National Fuel Gas Co., 5.50%, 01/15/2026	605,000	699,125
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	625,000	666,355

		1,365,480

Health Care Equipment & Supplies-1.10%
Abbott Laboratories, 3.75%, 11/30/2026	2,015,000	2,290,662
Baxter International, Inc., 2.60%, 08/15/2026	868,000	931,452
Stryker Corp., 3.50%, 03/15/2026	1,182,000	1,307,657

		4,529,771

	Principal Amount	Value
Health Care Providers & Services-2.06%
Cigna Corp., 4.50%, 02/25/2026	$1,462,000	$1,676,406
CVS Health Corp., 2.88%, 06/01/2026	2,076,000	2,233,025
HCA, Inc., 5.25%, 06/15/2026	1,748,000	2,041,181
Quest Diagnostics, Inc., 3.45%, 06/01/2026	590,000	650,672
UnitedHealth Group, Inc.
1.25%, 01/15/2026	590,000	594,891
3.10%, 03/15/2026	1,180,000	1,290,488

		8,486,663

Hotels, Restaurants & Leisure-0.95%
Marriott International, Inc., Series R, 3.13%, 06/15/2026	878,000	920,486
McDonald’s Corp., 3.70%, 01/30/2026	2,123,000	2,367,597
Starbucks Corp., 2.45%, 06/15/2026	595,000	632,247

		3,920,330

Household Durables-0.24%
PulteGroup, Inc., 5.50%, 03/01/2026	844,000	994,975

Household Products-0.46%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	713,000	771,936
2.45%, 11/03/2026	1,039,000	1,113,668

		1,885,604

Industrial Conglomerates-0.89%
3M Co., 2.25%, 09/19/2026(b)	766,000	810,971
Honeywell International, Inc., 2.50%, 11/01/2026	1,775,000	1,908,950
Roper Technologies, Inc., 3.80%, 12/15/2026	829,000	936,562

		3,656,483

Insurance-2.65%
Allstate Corp. (The), 3.28%, 12/15/2026	651,000	726,707
American International Group, Inc., 3.90%, 04/01/2026	1,772,000	1,983,951
Arch Capital Finance LLC, 4.01%, 12/15/2026	591,000	673,055
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	1,775,000	1,957,411
CNA Financial Corp., 4.50%, 03/01/2026	592,000	678,160
Loews Corp., 3.75%, 04/01/2026	591,000	659,840
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	1,181,000	1,347,961
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	744,000	830,339
Old Republic International Corp., 3.88%, 08/26/2026	654,000	737,181
Prudential Financial, Inc., 1.50%, 03/10/2026	583,000	595,382
Trinity Acquisition PLC, 4.40%, 03/15/2026	653,000	743,314

		10,933,301

Interactive Media & Services-0.62%
Alphabet, Inc., 2.00%, 08/15/2026	2,450,000	2,571,394

Internet & Direct Marketing Retail-0.56%
Booking Holdings, Inc., 3.60%, 06/01/2026	1,184,000	1,309,590
Expedia Group, Inc., 5.00%, 02/15/2026	881,000	993,771

		2,303,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
IT Services-2.45%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	$592,000	$650,746
Fidelity National Information Services, Inc., 3.00%, 08/15/2026	1,447,000	1,583,090
Fiserv, Inc., 3.20%, 07/01/2026	2,367,000	2,570,925
Global Payments, Inc., 4.80%, 04/01/2026	869,000	999,284
International Business Machines Corp., 3.45%, 02/19/2026	1,600,000	1,761,788
Mastercard, Inc., 2.95%, 11/21/2026	892,000	973,816
PayPal Holdings, Inc., 2.65%, 10/01/2026	1,479,000	1,585,153

		10,124,802

Leisure Products-0.21%
Hasbro, Inc., 3.55%, 11/19/2026	795,000	868,898

Life Sciences Tools & Services-0.37%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	1,419,000	1,539,181

Machinery-1.58%
CNH Industrial Capital LLC, 1.88%, 01/15/2026	605,000	621,600
Fortive Corp., 3.15%, 06/15/2026	1,255,000	1,369,159
Illinois Tool Works, Inc., 2.65%, 11/15/2026	1,215,000	1,311,018
John Deere Capital Corp.
0.70%, 01/15/2026	1,069,000	1,050,675
2.65%, 06/10/2026	535,000	576,582
Wabtec Corp., 3.45%, 11/15/2026	821,000	885,467
Xylem, Inc., 3.25%, 11/01/2026	631,000	694,931

		6,509,432

Media-1.62%
Comcast Corp., 3.15%, 03/01/2026	2,609,000	2,849,426
Discovery Communications LLC, 4.90%, 03/11/2026	831,000	957,041
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	1,654,000	1,834,434
ViacomCBS, Inc., 4.00%, 01/15/2026	946,000	1,056,725

		6,697,626

Multiline Retail-0.31%
Target Corp., 2.50%, 04/15/2026	1,198,000	1,284,077

Multi-Utilities-0.33%
DTE Energy Co., 2.85%, 10/01/2026	712,000	767,896
San Diego Gas & Electric Co., 2.50%, 05/15/2026	554,000	588,239

		1,356,135

Oil, Gas & Consumable Fuels-9.04%
Chevron Corp., 2.95%, 05/16/2026	2,668,000	2,886,206
ConocoPhillips, 4.95%, 03/15/2026	1,503,000	1,761,298
Diamondback Energy, Inc., 3.25%, 12/01/2026	884,000	937,804
Enbridge, Inc. (Canada), 4.25%, 12/01/2026	912,000	1,037,640
Energy Transfer Operating L.P., 4.75%, 01/15/2026	1,187,000	1,324,743
Enterprise Products Operating LLC, 3.70%, 02/15/2026	1,033,000	1,143,872
EOG Resources, Inc., 4.15%, 01/15/2026	885,000	1,001,318
Equinor ASA (Norway), 1.75%, 01/22/2026	907,000	932,986

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$2,960,000	$3,205,099
2.28%, 08/16/2026	1,157,000	1,213,747
HollyFrontier Corp., 5.88%, 04/01/2026	1,185,000	1,332,873
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	804,000	935,340
MPLX L.P., 1.75%, 03/01/2026	1,754,000	1,763,867
ONEOK, Inc., 5.85%, 01/15/2026	665,000	786,093
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	753,000	833,822
Phillips 66, 1.30%, 02/15/2026	726,000	725,877
Phillips 66 Partners L.P., 3.55%, 10/01/2026	612,000	659,361
Pioneer Natural Resources Co.
1.13%, 01/15/2026	900,000	890,982
4.45%, 01/15/2026	586,000	664,893
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	917,000	1,016,131
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	1,776,000	2,113,385
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	2,077,000	2,239,853
2.50%, 09/12/2026	1,171,000	1,247,341
Spectra Energy Partners L.P., 3.38%, 10/15/2026	703,000	768,523
Sunoco Logistics Partners Operations L.P., 3.90%, 07/15/2026	641,000	694,808
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026	1,006,000	1,168,001
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	1,289,000	1,653,249
Valero Energy Corp., 3.40%, 09/15/2026	1,548,000	1,658,564
Valero Energy Partners L.P., 4.38%, 12/15/2026	591,000	670,151

		37,267,827

Personal Products-0.43%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	1,703,000	1,776,283

Pharmaceuticals-3.12%
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	1,421,000	1,378,648
Johnson & Johnson, 2.45%, 03/01/2026	2,368,000	2,534,510
Merck & Co., Inc., 0.75%, 02/24/2026(b)	1,189,000	1,180,794
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	800,000	897,983
Pfizer, Inc.
2.75%, 06/03/2026	1,484,000	1,606,597
3.00%, 12/15/2026	2,076,000	2,292,902
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	2,672,000	2,978,350

		12,869,784

Professional Services-0.14%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	515,000	563,092

Road & Rail-0.78%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	636,000	683,841
CSX Corp., 2.60%, 11/01/2026	867,000	928,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Road & Rail-(continued)
Norfolk Southern Corp., 2.90%, 06/15/2026	$713,000	$773,687
Union Pacific Corp., 2.75%, 03/01/2026	770,000	824,290

		3,210,537

Semiconductors & Semiconductor Equipment-0.91%
Analog Devices, Inc., 3.50%, 12/05/2026	1,065,000	1,183,633
Intel Corp., 2.60%, 05/19/2026	1,188,000	1,270,644
NVIDIA Corp., 3.20%, 09/16/2026	1,184,000	1,303,250

		3,757,527

Software-2.15%
Microsoft Corp., 2.40%, 08/08/2026	4,737,000	5,049,242
Oracle Corp., 2.65%, 07/15/2026	3,568,000	3,816,286

		8,865,528

Specialty Retail-1.76%
Home Depot, Inc. (The)
3.00%, 04/01/2026	1,535,000	1,672,937
2.13%, 09/15/2026	1,280,000	1,345,332
Lowe’s Cos., Inc., 2.50%, 04/15/2026	1,601,000	1,697,398
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	584,000	646,505
Ross Stores, Inc., 0.88%, 04/15/2026	596,000	584,725
TJX Cos., Inc. (The), 2.25%, 09/15/2026	1,248,000	1,315,184

		7,262,081

Technology Hardware, Storage & Peripherals-3.96%
Apple, Inc.
0.70%, 02/08/2026	2,960,000	2,919,519
3.25%, 02/23/2026	3,850,000	4,231,284
2.45%, 08/04/2026	2,662,000	2,828,106
2.05%, 09/11/2026	2,367,000	2,470,032
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	877,000	890,569
Western Digital Corp., 4.75%, 02/15/2026	2,722,000	3,014,615

		16,354,125

Textiles, Apparel & Luxury Goods-0.31%
NIKE, Inc., 2.38%, 11/01/2026	1,198,000	1,268,840

Tobacco-1.31%
Altria Group, Inc., 2.63%, 09/16/2026	547,000	577,445
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	1,097,000	1,179,557
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	1,804,000	1,804,648

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
2.75%, 02/25/2026	$925,000	$993,359
0.88%, 05/01/2026	877,000	861,215

		5,416,224

Trading Companies & Distributors-0.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.75%, 01/30/2026	1,150,000	1,121,985
Air Lease Corp., 2.88%, 01/15/2026	1,795,000	1,864,125

		2,986,110

Wireless Telecommunication Services-0.14%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	521,000	563,529

Total U.S. Dollar Denominated Bonds & Notes (Cost $392,300,605)		407,499,535

	Shares

Money Market Funds-0.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,738,464)	1,738,464	1,738,464

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $394,039,069)		409,237,999

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.76%
Invesco Private Government Fund, 0.01%(c)(d)(e)	1,253,046	1,253,046
Invesco Private Prime Fund, 0.11%(c)(d)(e)	1,878,818	1,879,570

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,132,616)		3,132,616

TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $397,171,685)		412,370,615

OTHER ASSETS LESS LIABILITIES-0.02%		75,520

NET ASSETS-100.00%.		$412,446,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$8,504,257	$(6,765,793)	$-	$-	$1,738,464	$115

Invesco Premier U.S. Government Money Portfolio, Institutional Class	550,632	1,830,394	(2,381,026)	-	-	-	9

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,816,835	5,912,143	(6,475,932)	-	-	1,253,046	103	*

Invesco Private Prime Fund	605,612	8,025,819	(6,751,931)	-	70	1,879,570	403	*

Total	$2,973,079	$24,272,613	$(22,374,682)	$-	$70	$4,871,080	$630

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	32.11

Health Care	10.70

Information Technology	10.58

Energy	9.21

Consumer Staples	7.64

Industrials	7.06

Consumer Discretionary	5.83

Communication Services	5.12

Real Estate	4.91

Utilities	4.60

Materials	1.04

Money Market Funds Plus Other Assets Less Liabilities	1.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.02%
Aerospace & Defense-2.37%
Boeing Co. (The), 5.04%, 05/01/2027	$1,992,000	$2,291,164
General Dynamics Corp.
3.50%, 04/01/2027	748,000	837,303
2.63%, 11/15/2027	443,000	469,255
Howmet Aerospace, Inc., 5.90%, 02/01/2027	623,000	717,229
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	602,000	662,875
Northrop Grumman Corp., 3.20%, 02/01/2027	794,000	872,769
Raytheon Technologies Corp., 3.13%, 05/04/2027	1,058,000	1,157,086

		7,007,681

Air Freight & Logistics-0.37%
United Parcel Service, Inc., 3.05%, 11/15/2027	993,000	1,096,443

Airlines-0.79%
Southwest Airlines Co., 5.13%, 06/15/2027	1,992,000	2,327,850

Auto Components-0.67%
BorgWarner, Inc., 2.65%, 07/01/2027	1,092,000	1,152,453
Lear Corp., 3.80%, 09/15/2027	746,000	822,518

		1,974,971

Automobiles-2.15%
American Honda Finance Corp., 2.35%, 01/08/2027	492,000	519,608
General Motors Co.
4.20%, 10/01/2027	743,000	829,447
6.80%, 10/01/2027	1,001,000	1,266,427
General Motors Financial Co., Inc.
4.35%, 01/17/2027	1,248,000	1,403,269
2.70%, 08/20/2027	899,000	931,736
Toyota Motor Credit Corp.
3.20%, 01/11/2027	751,000	828,853
1.15%, 08/13/2027	597,000	587,004

		6,366,344

Banks-11.72%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	1,000,000	1,135,501
Bank of America Corp.
3.25%, 10/21/2027	2,490,000	2,726,855
Series L, 4.18%, 11/25/2027	1,995,000	2,254,855
Citigroup, Inc., 4.45%, 09/29/2027	3,839,000	4,415,660
Fifth Third Bancorp, 2.55%, 05/05/2027	748,000	794,631
Fifth Third Bank, 2.25%, 02/01/2027	700,000	732,810
JPMorgan Chase & Co.
8.00%, 04/29/2027	475,000	653,064
4.25%, 10/01/2027	1,498,000	1,735,038
3.63%, 12/01/2027	1,095,000	1,214,179
KeyCorp, 2.25%, 04/06/2027	799,000	834,759
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	1,250,000	1,391,472
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	500,000	554,234

	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	$993,000	$1,117,503
3.29%, 07/25/2027	993,000	1,103,322
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	600,000	674,614
3.17%, 09/11/2027	1,100,000	1,212,887
PNC Bank N.A., 3.10%, 10/25/2027	900,000	994,380
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	735,000	810,122
Santander Holdings USA, Inc., 4.40%, 07/13/2027	1,043,000	1,168,362
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	1,231,000	1,360,920
3.36%, 07/12/2027	1,748,000	1,925,918
3.35%, 10/18/2027	735,000	812,441
Truist Financial Corp., 1.13%, 08/03/2027	748,000	733,782
U.S. Bancorp, Series X, 3.15%, 04/27/2027	1,294,000	1,426,590
Wells Fargo & Co., 4.30%, 07/22/2027	2,494,000	2,871,047

		34,654,946

Beverages-1.99%
Coca-Cola Co. (The)
3.38%, 03/25/2027	1,001,000	1,117,630
2.90%, 05/25/2027(b)	497,000	541,534
1.45%, 06/01/2027	1,492,000	1,496,115
Constellation Brands, Inc., 3.50%, 05/09/2027	497,000	551,708
PepsiCo, Inc.
2.63%, 03/19/2027	497,000	534,830
3.00%, 10/15/2027	1,496,000	1,640,472

		5,882,289

Biotechnology-1.69%
Amgen, Inc.
2.20%, 02/21/2027	1,746,000	1,817,729
3.20%, 11/02/2027	996,000	1,094,491
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,249,000	1,348,934
1.20%, 10/01/2027	748,000	732,449

		4,993,603

Capital Markets-5.15%
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	743,000	822,518
BlackRock, Inc., 3.20%, 03/15/2027	698,000	774,412
Cboe Global Markets, Inc., 3.65%, 01/12/2027	649,000	726,990
Charles Schwab Corp. (The), 3.20%, 03/02/2027	635,000	698,845
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	794,000	979,059
3.85%, 01/26/2027	2,992,000	3,333,629
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	746,000	874,793
Morgan Stanley
3.63%, 01/20/2027	2,986,000	3,342,082
3.95%, 04/23/2027	1,992,000	2,245,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
S&P Global, Inc., 2.95%, 01/22/2027	$503,000	$544,362
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	799,000	881,728

		15,223,456

Chemicals-1.60%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	647,000	667,377
Ecolab, Inc., 3.25%, 12/01/2027	496,000	551,166
LYB International Finance II B.V., 3.50%, 03/02/2027	994,000	1,091,023
Mosaic Co. (The), 4.05%, 11/15/2027	702,000	793,835
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	1,491,000	1,638,186

		4,741,587

Commercial Services & Supplies-0.90%
Cintas Corp. No. 2, 3.70%, 04/01/2027	996,000	1,124,254
Republic Services, Inc., 3.38%, 11/15/2027	651,000	723,721
Waste Management, Inc., 3.15%, 11/15/2027	745,000	821,029

		2,669,004

Communications Equipment-0.16%
Nokia OYJ (Finland), 4.38%, 06/12/2027	438,000	474,956

Construction Materials-0.19%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	499,000	558,830

Consumer Finance-2.38%
American Express Credit Corp., 3.30%, 05/03/2027	1,998,000	2,217,519
Capital One Financial Corp.
3.75%, 03/09/2027	1,350,000	1,515,098
3.65%, 05/11/2027	1,000,000	1,110,609
Discover Financial Services, 4.10%, 02/09/2027	994,000	1,122,552
Synchrony Financial, 3.95%, 12/01/2027	984,000	1,080,776

		7,046,554

Containers & Packaging-0.42%
International Paper Co., 3.00%, 02/15/2027	630,000	684,146
Packaging Corp. of America, 3.40%, 12/15/2027	499,000	558,009

		1,242,155

Diversified Financial Services-0.19%
ORIX Corp. (Japan), 3.70%, 07/18/2027	500,000	563,390

Diversified Telecommunication Services-4.01%
AT&T, Inc.
4.25%, 03/01/2027	1,663,000	1,896,781
2.30%, 06/01/2027	2,458,000	2,538,369
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	1,500,000	1,695,876
TELUS Corp. (Canada)
2.80%, 02/16/2027	592,000	642,850
3.70%, 09/15/2027	503,000	570,053
Verizon Communications, Inc.
4.13%, 03/16/2027	3,237,000	3,721,093
3.00%, 03/22/2027	743,000	803,949

		11,868,971

	Principal Amount	Value
Electric Utilities-2.53%
American Electric Power Co., Inc., 3.20%, 11/13/2027	$500,000	$546,772
Duke Energy Corp., 3.15%, 08/15/2027	743,000	809,086
Duke Energy Florida LLC, 3.20%, 01/15/2027	645,000	708,897
Edison International, 5.75%, 06/15/2027	596,000	700,604
ITC Holdings Corp., 3.35%, 11/15/2027	440,000	484,305
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,485,000	1,663,394
NSTAR Electric Co., 3.20%, 05/15/2027	693,000	766,370
Pacific Gas and Electric Co., 2.10%, 08/01/2027	981,000	973,411
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	750,000	834,964

		7,487,803

Electrical Equipment-0.43%
Eaton Corp., 3.10%, 09/15/2027	696,000	765,085
Emerson Electric Co., 1.80%, 10/15/2027	497,000	509,507

		1,274,592

Electronic Equipment, Instruments & Components-0.28%
Keysight Technologies, Inc., 4.60%, 04/06/2027	698,000	816,505

Energy Equipment & Services-0.69%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,343,000	1,478,829
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	497,000	559,253

		2,038,082

Entertainment-0.56%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	994,000	1,087,242
Walt Disney Co. (The), 3.70%, 03/23/2027	496,000	561,371

		1,648,613

Equity REITs-3.71%
American Tower Corp.
2.75%, 01/15/2027	747,000	785,583
3.55%, 07/15/2027	746,000	822,695
Crown Castle International Corp.
4.00%, 03/01/2027	497,000	558,992
3.65%, 09/01/2027	994,000	1,102,078
Digital Realty Trust L.P., 3.70%, 08/15/2027	992,000	1,112,210
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027	493,000	556,216
Mid-America Apartments L.P., 3.60%, 06/01/2027	613,000	679,603
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	679,000	751,439
Public Storage, 3.09%, 09/15/2027	499,000	551,463
Realty Income Corp., 3.00%, 01/15/2027	595,000	644,857
Regency Centers L.P., 3.60%, 02/01/2027	514,000	561,420
Simon Property Group L.P.
3.38%, 06/15/2027	743,000	816,240
3.38%, 12/01/2027	744,000	817,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
VEREIT Operating Partnership L.P., 3.95%, 08/15/2027	$595,000	$665,238
Welltower, Inc., 2.70%, 02/15/2027	512,000	547,307

		10,972,841

Food & Staples Retailing-1.49%
Costco Wholesale Corp.
3.00%, 05/18/2027	995,000	1,092,444
1.38%, 06/20/2027	1,244,000	1,250,076
Kroger Co. (The), 3.70%, 08/01/2027	603,000	681,271
Sysco Corp., 3.25%, 07/15/2027	748,000	820,007
Walmart, Inc., 5.88%, 04/05/2027	435,000	548,817

		4,392,615

Food Products-2.01%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	584,000	651,756
Conagra Brands, Inc., 1.38%, 11/01/2027	1,001,000	977,143
General Mills, Inc., 3.20%, 02/10/2027	743,000	815,512
JM Smucker Co. (The), 3.38%, 12/15/2027	499,000	552,575
Kellogg Co., 3.40%, 11/15/2027	584,000	650,045
McCormick & Co., Inc., 3.40%, 08/15/2027	743,000	823,849
Tyson Foods, Inc., 3.55%, 06/02/2027	1,341,000	1,484,680

		5,955,560

Gas Utilities-0.18%
Atmos Energy Corp., 3.00%, 06/15/2027	481,000	519,812

Health Care Equipment & Supplies-0.65%
Becton, Dickinson and Co., 3.70%, 06/06/2027	1,715,000	1,917,932

Health Care Providers & Services-5.28%
AmerisourceBergen Corp., 3.45%, 12/15/2027	743,000	821,968
Anthem, Inc., 3.65%, 12/01/2027	1,596,000	1,796,259
Cardinal Health, Inc., 3.41%, 06/15/2027	1,350,000	1,481,852
Cigna Corp.
3.40%, 03/01/2027	1,325,000	1,462,441
3.05%, 10/15/2027	538,000	587,925
CVS Health Corp.
3.63%, 04/01/2027	748,000	829,271
1.30%, 08/21/2027	2,245,000	2,190,152
HCA, Inc., 4.50%, 02/15/2027	1,192,000	1,359,604
Humana, Inc., 3.95%, 03/15/2027	594,000	671,982
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	567,000	628,089
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	594,000	668,483
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	472,000	547,559
UnitedHealth Group, Inc.
3.45%, 01/15/2027	742,000	828,486
3.38%, 04/15/2027	625,000	697,477
2.95%, 10/15/2027	944,000	1,027,637

		15,599,185

Hotels, Restaurants & Leisure-1.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027	497,000	539,617

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
3.50%, 03/01/2027	$850,000	$943,338
3.50%, 07/01/2027	996,000	1,110,269
Starbucks Corp., 2.00%, 03/12/2027	497,000	514,341

		3,107,565

Household Durables-0.92%
D.R. Horton, Inc., 1.40%, 10/15/2027	497,000	490,780
Leggett & Platt, Inc., 3.50%, 11/15/2027	440,000	476,701
Lennar Corp., 4.75%, 11/29/2027	895,000	1,037,081
PulteGroup, Inc., 5.00%, 01/15/2027(b)	598,000	701,828

		2,706,390

Household Products-0.66%
Kimberly-Clark Corp., 1.05%, 09/15/2027	597,000	586,178
Procter & Gamble Co. (The)
2.80%, 03/25/2027	496,000	538,792
2.85%, 08/11/2027	747,000	823,081

		1,948,051

Industrial Conglomerates-1.14%
3M Co., 2.88%, 10/15/2027	844,000	923,950
Carlisle Cos., Inc., 3.75%, 12/01/2027	594,000	667,781
General Electric Co., 3.45%, 05/01/2027	1,001,000	1,096,392
Roper Technologies, Inc., 1.40%, 09/15/2027	698,000	688,592

		3,376,715

Insurance-1.44%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	496,000	557,424
Aon Corp., 8.21%, 01/01/2027	500,000	666,269
Brighthouse Financial, Inc., 3.70%, 06/22/2027	1,298,000	1,411,473
CNA Financial Corp., 3.45%, 08/15/2027	497,000	552,746
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	497,000	522,159
Progressive Corp. (The), 2.45%, 01/15/2027	503,000	538,041

		4,248,112

Interactive Media & Services-0.33%
Alphabet, Inc., 0.80%, 08/15/2027(b)	1,001,000	970,372

Internet & Direct Marketing Retail-2.55%
Amazon.com, Inc.
1.20%, 06/03/2027	1,244,000	1,234,845
3.15%, 08/22/2027	3,493,000	3,860,929
Booking Holdings, Inc., 4.50%, 04/13/2027	748,000	873,037
eBay, Inc., 3.60%, 06/05/2027	850,000	948,015
QVC, Inc., 4.75%, 02/15/2027	577,000	609,459

		7,526,285

IT Services-2.33%
Fiserv, Inc., 2.25%, 06/01/2027	1,001,000	1,037,720
International Business Machines Corp.
3.30%, 01/27/2027	600,000	658,374
1.70%, 05/15/2027	1,230,000	1,243,362
Mastercard, Inc., 3.30%, 03/26/2027	1,001,000	1,111,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
IT Services-(continued)
Visa, Inc.
1.90%, 04/15/2027	$1,504,000	$1,553,949
0.75%, 08/15/2027(b)	496,000	480,853
2.75%, 09/15/2027	748,000	811,817

		6,897,992

Leisure Products-0.18%
Hasbro, Inc., 3.50%, 09/15/2027	496,000	537,944

Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	754,000	826,419

Machinery-1.22%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	748,000	733,160
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	498,000	562,230
John Deere Capital Corp.
1.75%, 03/09/2027	500,000	511,195
2.80%, 09/08/2027	492,000	533,670
Otis Worldwide Corp., 2.29%, 04/05/2027	497,000	518,820
Parker-Hannifin Corp., 3.25%, 03/01/2027	676,000	747,138

		3,606,213

Media-1.51%
Comcast Corp.
2.35%, 01/15/2027	1,398,000	1,466,286
3.30%, 02/01/2027	1,243,000	1,373,484
3.30%, 04/01/2027	799,000	881,982
ViacomCBS, Inc., 2.90%, 01/15/2027	696,000	735,917

		4,457,669

Multiline Retail-0.23%
Dollar General Corp., 3.88%, 04/15/2027	603,000	682,040

Multi-Utilities-1.00%
DTE Energy Co., 3.80%, 03/15/2027	504,000	568,154
NiSource, Inc., 3.49%, 05/15/2027	994,000	1,097,133
Sempra Energy, 3.25%, 06/15/2027	743,000	815,605
WEC Energy Group, Inc., 1.38%, 10/15/2027	497,000	488,717

		2,969,609

Oil, Gas & Consumable Fuels-8.06%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	496,000	550,907
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	1,495,000	1,638,263
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	1,248,000	1,375,124
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	951,000	1,040,548
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	1,495,000	1,741,793
Chevron Corp., 2.00%, 05/11/2027	996,000	1,030,672
Chevron USA, Inc., 1.02%, 08/12/2027	748,000	728,016
Cimarex Energy Co., 3.90%, 05/15/2027	746,000	821,000
Concho Resources, Inc., 3.75%, 10/01/2027(b)	864,000	963,805
Enable Midstream Partners L.P., 4.40%, 03/15/2027	686,000	748,817
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	701,000	782,341

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer Operating L.P., 4.20%, 04/15/2027	$595,000	$656,692
Enterprise Products Operating LLC, 3.95%, 02/15/2027	574,000	648,281
Equinor ASA (Norway), 3.00%, 04/06/2027	496,000	538,019
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	1,001,000	1,110,131
Hess Corp., 4.30%, 04/01/2027	996,000	1,103,306
Marathon Oil Corp., 4.40%, 07/15/2027	999,000	1,126,903
MPLX L.P., 4.13%, 03/01/2027	1,227,000	1,370,749
ONEOK, Inc., 4.00%, 07/13/2027	504,000	552,342
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1,497,000	1,736,722
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	740,000	803,456
TC PipeLines L.P., 3.90%, 05/25/2027	504,000	560,170
Valero Energy Corp., 2.15%, 09/15/2027	597,000	595,612
Williams Cos., Inc. (The), 3.75%, 06/15/2027	1,448,000	1,602,462

		23,826,131

Personal Products-0.52%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	436,000	480,924
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	975,000	1,060,009

		1,540,933

Pharmaceuticals-3.00%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	744,000	814,122
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	745,000	824,919
1.13%, 11/13/2027	1,001,000	980,517
Eli Lilly and Co., 3.10%, 05/15/2027	423,000	465,291
Johnson & Johnson
2.95%, 03/03/2027	994,000	1,098,181
0.95%, 09/01/2027	1,497,000	1,470,551
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	1,249,000	1,300,490
3.10%, 05/17/2027	994,000	1,094,697
Zoetis, Inc., 3.00%, 09/12/2027	748,000	818,060

		8,866,828

Road & Rail-0.85%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	502,000	554,096
CSX Corp., 3.25%, 06/01/2027	852,000	938,849
Union Pacific Corp.
2.15%, 02/05/2027	477,000	500,096
3.00%, 04/15/2027	475,000	515,783

		2,508,824

Semiconductors & Semiconductor Equipment-4.40%
Applied Materials, Inc., 3.30%, 04/01/2027	1,198,000	1,327,150
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	4,764,000	5,210,187
Intel Corp.
3.75%, 03/25/2027	995,000	1,124,825
3.15%, 05/11/2027	1,000,000	1,099,917
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	441,000	491,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc., 4.19%, 02/15/2027	$900,000	$1,022,229
QUALCOMM, Inc., 3.25%, 05/20/2027	1,991,000	2,201,022
Texas Instruments, Inc., 2.90%, 11/03/2027	499,000	547,225

		13,023,746

Software-4.94%
Adobe, Inc., 2.15%, 02/01/2027(b)	850,000	890,057
Autodesk, Inc., 3.50%, 06/15/2027	494,000	547,773
Citrix Systems, Inc., 4.50%, 12/01/2027	750,000	867,475
Intuit, Inc., 1.35%, 07/15/2027	497,000	495,514
Microsoft Corp., 3.30%, 02/06/2027	3,985,000	4,435,487
Oracle Corp.
2.80%, 04/01/2027	2,245,000	2,409,511
3.25%, 11/15/2027	2,740,000	3,021,442
VMware, Inc.
4.65%, 05/15/2027	496,000	566,343
3.90%, 08/21/2027	1,249,000	1,377,545

		14,611,147

Specialty Retail-1.97%
AutoZone, Inc., 3.75%, 06/01/2027	594,000	666,768
Home Depot, Inc. (The)
2.50%, 04/15/2027	738,000	789,833
2.80%, 09/14/2027	994,000	1,079,123
Lowe’s Cos., Inc., 3.10%, 05/03/2027	1,478,000	1,626,010
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	742,000	828,624
TJX Cos., Inc. (The), 3.75%, 04/15/2027	748,000	844,735

		5,835,093

Technology Hardware, Storage & Peripherals-3.44%
Apple, Inc.
3.35%, 02/09/2027	2,245,000	2,491,975
3.20%, 05/11/2027	1,993,000	2,198,520
3.00%, 06/20/2027	997,000	1,095,968
2.90%, 09/12/2027	1,993,000	2,167,247
3.00%, 11/13/2027	1,497,000	1,642,930
NetApp, Inc., 2.38%, 06/22/2027	546,000	567,919

		10,164,559

Textiles, Apparel & Luxury Goods-0.76%
NIKE, Inc., 2.75%, 03/27/2027	1,001,000	1,079,734
Tapestry, Inc., 4.13%, 07/15/2027	595,000	651,543
VF Corp., 2.80%, 04/23/2027	475,000	509,262

		2,240,539

Tobacco-0.53%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	895,000	1,023,249
Philip Morris International, Inc., 3.13%, 08/17/2027	488,000	533,387

		1,556,636

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Trading Companies & Distributors-0.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	$1,050,000	$1,113,547
4.63%, 10/15/2027	500,000	558,771
Air Lease Corp.
3.63%, 04/01/2027	495,000	532,743
3.63%, 12/01/2027	498,000	530,865

		2,735,926

Water Utilities-0.22%
American Water Capital Corp., 2.95%, 09/01/2027	601,000	649,591

Total U.S. Dollar Denominated Bonds & Notes (Cost $281,695,051)		292,737,899

	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $511,829)	511,829	511,829

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)- 99.19% (Cost $282,206,880)		293,249,728

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.78%
Invesco Private Government Fund, 0.01%(c)(d)(e)	2,099,205	2,099,205
Invesco Private Prime Fund, 0.11%(c)(d)(e)	3,147,549	3,148,808

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,248,013)		5,248,013

TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $287,454,893)		298,497,741

OTHER ASSETS LESS LIABILITIES-(0.97)%		(2,862,446)

NET ASSETS-100.00%.		$295,635,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$8,259,091	$(7,747,262)	$-	$-	$511,829	$66

Invesco Premier U.S. Government Money Portfolio, Institutional Class	423,814	481,845	(905,659)	-	-	-	4

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	318,646	10,993,921	(9,213,362)	-	-	2,099,205	141	*

Invesco Private Prime Fund	106,232	10,362,256	(7,319,866)	-	186	3,148,808	823	*

Total	$848,692	$30,097,113	$(25,186,149)	$-	$186	$5,759,842	$1,034

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	21.26

Information Technology	15.55

Health Care	10.90

Consumer Discretionary	10.48

Industrials	9.00

Energy	8.56

Consumer Staples	7.20

Communication Services	6.41

Utilities	3.93

Real Estate	3.52

Materials	2.21

Money Market Funds Plus Other Assets Less Liabilities	0.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-5.23%
Boeing Co. (The), 3.25%, 02/01/2028	$1,272,000	$1,330,834
General Dynamics Corp., 3.75%, 05/15/2028	1,129,000	1,280,196
L3Harris Technologies, Inc., 4.40%, 06/15/2028	972,000	1,129,594
Northrop Grumman Corp., 3.25%, 01/15/2028	2,254,000	2,448,448
Raytheon Technologies Corp., 4.13%, 11/16/2028	3,386,000	3,889,114

		10,078,186

Air Freight & Logistics-0.72%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	643,000	734,518
FedEx Corp., 3.40%, 02/15/2028	587,000	646,935

		1,381,453

Airlines-0.72%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	781,903	790,327
Delta Air Lines, Inc., 4.38%, 04/19/2028	585,000	605,729

		1,396,056

Automobiles-1.51%
American Honda Finance Corp., 3.50%, 02/15/2028	579,000	651,389
General Motors Co., 5.00%, 10/01/2028(b)	859,000	1,002,130
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	543,000	618,239
Toyota Motor Credit Corp., 3.05%, 01/11/2028	590,000	645,136

		2,916,894

Banks-10.83%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	1,400,000	1,602,591
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	2,300,000	2,610,742
Citigroup, Inc., 4.13%, 07/25/2028	2,364,000	2,670,423
Fifth Third Bancorp, 3.95%, 03/14/2028	751,000	872,055
KeyCorp, 4.10%, 04/30/2028	863,000	1,002,670
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	1,625,000	1,866,081
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	1,451,000	1,652,678
4.05%, 09/11/2028	1,132,000	1,303,005
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,425,000	1,613,471
PNC Bank N.A.
3.25%, 01/22/2028	800,000	882,440
4.05%, 07/26/2028	1,500,000	1,724,446
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028	864,000	959,616
3.94%, 07/19/2028	860,000	976,884
U.S. Bancorp, 3.90%, 04/26/2028	972,000	1,119,808

		20,856,910

	Principal Amount	Value
Beverages-3.19%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	$2,798,000	$3,169,542
Coca-Cola Co. (The), 1.00%, 03/15/2028	1,457,000	1,405,658
Constellation Brands, Inc., 3.60%, 02/15/2028	801,000	891,953
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	600,000	685,058

		6,152,211

Capital Markets-2.97%
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	863,000	962,322
3.85%, 04/28/2028	1,020,000	1,170,988
3.00%, 10/30/2028	591,000	638,160
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	699,000	785,924
Charles Schwab Corp. (The), 3.20%, 01/25/2028	804,000	885,860
CME Group, Inc., 3.75%, 06/15/2028	587,000	669,611
Northern Trust Corp., 3.65%, 08/03/2028	536,000	605,609

		5,718,474

Chemicals-0.54%
PPG Industries, Inc., 3.75%, 03/15/2028	916,000	1,048,703

Commercial Services & Supplies-0.84%
Republic Services, Inc., 3.95%, 05/15/2028	913,000	1,041,159
Waste Management, Inc., 1.15%, 03/15/2028	591,000	570,021

		1,611,180

Communications Equipment-0.49%
Motorola Solutions, Inc., 4.60%, 02/23/2028	804,000	935,868

Construction & Engineering-0.37%
Fluor Corp., 4.25%, 09/15/2028(b)	698,000	713,705

Consumer Finance-1.45%
Capital One Financial Corp., 3.80%, 01/31/2028	1,606,000	1,798,672
Discover Bank, 4.65%, 09/13/2028	850,000	992,669

		2,791,341

Containers & Packaging-0.35%
WRKCo, Inc., 4.00%, 03/15/2028	604,000	679,630

Diversified Financial Services-0.87%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	699,000	772,602
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	804,000	893,673

		1,666,275

Diversified Telecommunication Services-1.28%
AT&T, Inc., 1.65%, 02/01/2028(b)	2,526,000	2,473,689

Electric Utilities-3.25%
Commonwealth Edison Co., 3.70%, 08/15/2028	598,000	683,942
Duke Energy Florida LLC, 3.80%, 07/15/2028	649,000	736,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Progress LLC, 3.70%, 09/01/2028	$589,000	$667,733
Edison International, 4.13%, 03/15/2028	590,000	641,638
Pacific Gas and Electric Co., 3.75%, 07/01/2028	998,000	1,076,799
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	666,000	754,830
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	816,000	921,312
Xcel Energy, Inc., 4.00%, 06/15/2028	679,000	769,950

		6,252,595

Electronic Equipment, Instruments & Components-1.04%
Arrow Electronics, Inc., 3.88%, 01/12/2028	555,000	614,860
Jabil, Inc., 3.95%, 01/12/2028	586,000	658,807
Trimble, Inc., 4.90%, 06/15/2028	615,000	722,696

		1,996,363

Energy Equipment & Services-0.29%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	596,000	564,305

Entertainment-0.60%
Walt Disney Co. (The), 2.20%, 01/13/2028	1,124,000	1,162,849

Equity REITs-6.01%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	576,000	644,986
American Tower Corp.
3.60%, 01/15/2028	805,000	888,039
1.50%, 01/31/2028	753,000	734,364
Crown Castle International Corp., 3.80%, 02/15/2028	1,127,000	1,248,598
Digital Realty Trust L.P., 4.45%, 07/15/2028	700,000	812,393
Equinix, Inc., 1.55%, 03/15/2028	663,000	648,623
ERP Operating L.P., 3.50%, 03/01/2028	536,000	590,936
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	591,000	694,842
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	593,000	659,594
Realty Income Corp., 3.65%, 01/15/2028	598,000	665,691
Simon Property Group L.P., 1.75%, 02/01/2028	900,000	885,903
Ventas Realty L.P., 4.00%, 03/01/2028	697,000	783,245
VEREIT Operating Partnership L.P.
3.40%, 01/15/2028	702,000	756,395
2.20%, 06/15/2028	591,000	589,277
Welltower, Inc., 4.25%, 04/15/2028	857,000	976,152

		11,579,038

Food & Staples Retailing-2.05%
CVS Pass-Through Trust, 6.04%, 12/10/2028	342,070	395,709
Walmart, Inc., 3.70%, 06/26/2028	3,113,000	3,554,937

		3,950,646

Food Products-2.37%
Campbell Soup Co., 4.15%, 03/15/2028	1,132,000	1,297,489
General Mills, Inc., 4.20%, 04/17/2028	1,559,000	1,800,938

	Principal Amount	Value
Food Products-(continued)
Kellogg Co., 4.30%, 05/15/2028	$644,000	$746,687
Mondelez International, Inc., 4.13%, 05/07/2028	614,000	710,116

		4,555,230

Health Care Equipment & Supplies-1.54%
Abbott Laboratories, 1.15%, 01/30/2028	763,000	741,076
Boston Scientific Corp., 4.00%, 03/01/2028	557,000	636,522
Edwards Lifesciences Corp., 4.30%, 06/15/2028	698,000	798,184
Stryker Corp., 3.65%, 03/07/2028	697,000	782,649

		2,958,431

Health Care Providers & Services-9.06%
Anthem, Inc., 4.10%, 03/01/2028	1,397,000	1,605,577
Cigna Corp., 4.38%, 10/15/2028	4,243,000	4,930,924
CVS Health Corp., 4.30%, 03/25/2028	7,530,000	8,650,028
McKesson Corp., 3.95%, 02/16/2028	700,000	793,818
UnitedHealth Group, Inc., 3.85%, 06/15/2028	1,292,000	1,473,203

		17,453,550

Hotels, Restaurants & Leisure-1.61%
McDonald’s Corp., 3.80%, 04/01/2028	1,185,000	1,337,951
Starbucks Corp.
3.50%, 03/01/2028	694,000	769,769
4.00%, 11/15/2028	862,000	997,227

		3,104,947

Household Products-0.35%
Clorox Co. (The), 3.90%, 05/15/2028	591,000	676,484

Industrial Conglomerates-0.92%
3M Co., 3.63%, 09/14/2028	647,000	732,109
Roper Technologies, Inc., 4.20%, 09/15/2028	909,000	1,045,722

		1,777,831

Insurance-1.75%
American International Group, Inc., 4.20%, 04/01/2028	862,000	990,912
Lincoln National Corp., 3.80%, 03/01/2028	558,000	631,124
Prudential Financial, Inc., 3.88%, 03/27/2028	694,000	801,848
Willis North America, Inc., 4.50%, 09/15/2028	823,000	954,067

		3,377,951

Internet & Direct Marketing Retail-1.22%
Booking Holdings, Inc., 3.55%, 03/15/2028	558,000	623,184
Expedia Group, Inc., 3.80%, 02/15/2028	1,128,000	1,205,787
QVC, Inc., 4.38%, 09/01/2028	511,000	526,011

		2,354,982

IT Services-0.31%
Mastercard, Inc., 3.50%, 02/26/2028	538,000	604,959

Machinery-1.53%
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	612,000	687,171
Wabtec Corp., 4.95%, 09/15/2028	1,397,000	1,636,866
Xylem, Inc., 1.95%, 01/30/2028	613,000	624,805

		2,948,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Marine-0.29%
Kirby Corp., 4.20%, 03/01/2028	$506,000	$549,370

Media-4.62%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	1,133,000	1,238,911
4.20%, 03/15/2028	1,397,000	1,560,867
Comcast Corp.
3.15%, 02/15/2028	1,883,000	2,054,331
3.55%, 05/01/2028	1,127,000	1,256,441
Discovery Communications LLC, 3.95%, 03/20/2028	1,938,000	2,156,238
ViacomCBS, Inc., 3.38%, 02/15/2028	588,000	638,992

		8,905,780

Metals & Mining-0.35%
Nucor Corp., 3.95%, 05/01/2028	591,000	676,532

Multiline Retail-1.15%
Dollar General Corp., 4.13%, 05/01/2028	535,000	620,202
Dollar Tree, Inc., 4.20%, 05/15/2028	1,400,000	1,599,230

		2,219,432

Multi-Utilities-0.64%
Sempra Energy, 3.40%, 02/01/2028	1,129,000	1,239,878

Oil, Gas & Consumable Fuels-9.52%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	914,000	1,028,837
Chevron USA, Inc., 3.85%, 01/15/2028	643,000	731,898
Concho Resources, Inc., 4.30%, 08/15/2028	933,000	1,058,881
Continental Resources, Inc., 4.38%, 01/15/2028(b)	1,118,000	1,177,780
Enable Midstream Partners L.P., 4.95%, 05/15/2028	912,000	1,025,695
Energy Transfer Operating L.P., 4.95%, 06/15/2028	1,014,000	1,151,787
Equinor ASA (Norway), 3.63%, 09/10/2028	1,129,000	1,269,304
Kinder Morgan, Inc., 4.30%, 03/01/2028	1,398,000	1,591,400
MPLX L.P., 4.00%, 03/15/2028	1,403,000	1,562,928
ONEOK, Inc., 4.55%, 07/15/2028	916,000	1,026,340
Phillips 66, 3.90%, 03/15/2028	913,000	1,032,154
Phillips 66 Partners L.P., 3.75%, 03/01/2028	540,000	578,741
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,502,000	1,680,937
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	1,607,000	1,846,279
Valero Energy Corp., 4.35%, 06/01/2028	855,000	962,575
Valero Energy Partners L.P., 4.50%, 03/15/2028	536,000	603,678

		18,329,214

Personal Products-0.82%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	1,400,000	1,576,042

Pharmaceuticals-6.54%
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	1,660,000	1,903,708
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	1,989,000	2,293,835
Johnson & Johnson, 2.90%, 01/15/2028	1,673,000	1,832,492

	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc., 3.60%, 09/15/2028	$1,111,000	$1,254,866
Pharmacia LLC, 6.60%, 12/01/2028	825,000	1,117,515
Sanofi (France), 3.63%, 06/19/2028	1,132,000	1,281,760
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	1,860,000	2,247,065
Zoetis, Inc., 3.90%, 08/20/2028	588,000	665,250

		12,596,491

Road & Rail-1.80%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	507,000	580,755
CSX Corp., 3.80%, 03/01/2028	863,000	971,978
Union Pacific Corp., 3.95%, 09/10/2028	1,669,000	1,909,219

		3,461,952

Semiconductors & Semiconductor Equipment-0.77%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,383,000	1,480,696

Software-0.99%
salesforce.com, inc., 3.70%, 04/11/2028	1,672,000	1,897,948

Specialty Retail-1.51%
Home Depot, Inc. (The), 0.90%, 03/15/2028(b)	590,000	570,097
Lowe’s Cos., Inc., 1.30%, 04/15/2028	1,130,000	1,090,799
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	587,000	679,754
TJX Cos., Inc. (The), 1.15%, 05/15/2028	591,000	571,014

		2,911,664

Technology Hardware, Storage & Peripherals-0.46%
Apple, Inc., 1.20%, 02/08/2028	900,000	880,257

Tobacco-1.36%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	1,986,000	1,975,717
Philip Morris International, Inc., 3.13%, 03/02/2028(b)	586,000	639,514

		2,615,231

Trading Companies & Distributors-0.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.88%, 01/23/2028	601,000	645,106

Water Utilities-0.39%
American Water Capital Corp., 3.75%, 09/01/2028	674,000	760,470

Wireless Telecommunication Services-2.05%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	3,385,000	3,949,902

Total U.S. Dollar Denominated Bonds & Notes (Cost $185,041,381)		190,435,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued) February 28, 2021 (Unaudited)

	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $328,499)	328,499	$328,499

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.03% (Cost $185,369,880)		190,764,042

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.29%
Invesco Private Government Fund, 0.01%(c)(d)(e)	1,758,986	1,758,986

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(c)(d)(e)	2,637,424	$2,638,479

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,397,465)		4,397,465

TOTAL INVESTMENTS IN SECURITIES-101.32% (Cost $189,767,345)		195,161,507
OTHER ASSETS LESS LIABILITIES-(1.32)%		(2,534,723)

NET ASSETS-100.00%.		$192,626,784

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,794,893	$(3,466,394)	$-	$-	$328,499	$41

Invesco Premier U.S. Government Money Portfolio, Institutional Class	335,319	1,156,078	(1,491,397)	-	-	-	4

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	894,764	9,244,363	(8,380,141)	-	-	1,758,986	95	*

Invesco Private Prime Fund	298,263	10,662,270	(8,322,114)	-	60	2,638,479	450	*

Total	$1,528,346	$24,857,604	$(21,660,046)	$-	$60	$4,725,964	$590

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued) February 28, 2021 (Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	17.87

Health Care	17.14

Industrials	12.76

Consumer Staples	10.14

Energy	9.81

Communication Services	8.55

Consumer Discretionary	7.00

Real Estate	6.01

Utilities	4.28

Information Technology	4.06

Materials	1.24

Money Market Funds Plus Other Assets Less Liabilities	1.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2029 Corporate Bond ETF (BSCT) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Aerospace & Defense-0.95%
Boeing Co. (The), 3.20%, 03/01/2029	$487,000	$498,526
Raytheon Technologies Corp., 7.50%, 09/15/2029	244,000	342,575

		841,101

Air Freight & Logistics-0.44%
United Parcel Service, Inc., 3.40%, 03/15/2029	347,000	386,127

Airlines-0.29%
Delta Air Lines, Inc., 3.75%, 10/28/2029	257,000	255,426

Automobiles-0.89%
General Motors Financial Co., Inc., 5.65%, 01/17/2029	219,000	267,199
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	250,000	270,394
Toyota Motor Credit Corp., 3.65%, 01/08/2029	219,000	248,393

		785,986

Banks-7.21%
KeyCorp, 2.55%, 10/01/2029	380,000	395,997
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	700,000	787,841
3.20%, 07/18/2029	800,000	866,333
PNC Bank N.A., 2.70%, 10/22/2029	250,000	261,229
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	650,000	726,867
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 07/16/2029	1,130,000	1,208,648
2.72%, 09/27/2029	200,000	209,095
Truist Financial Corp., 3.88%, 03/19/2029	263,000	298,332
Wells Fargo & Co., 4.15%, 01/24/2029	1,183,000	1,360,635
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	258,600

		6,373,577

Beverages-4.28%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	2,000,000	2,355,971
Coca-Cola Co. (The), 2.13%, 09/06/2029	437,000	446,756
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	600,000	624,263
PepsiCo, Inc., 7.00%, 03/01/2029	254,000	353,873

		3,780,863

Biotechnology-3.12%
AbbVie, Inc., 3.20%, 11/21/2029	2,560,000	2,756,080

Building Products-0.43%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	357,000	381,512

Capital Markets-3.52%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	377,000	415,408
BlackRock, Inc., 3.25%, 04/30/2029	487,000	543,748
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	484,000	573,557

	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
4.00%, 02/01/2029	$265,000	$306,208
3.25%, 05/22/2029	290,000	320,944
Lazard Group LLC, 4.38%, 03/11/2029	217,000	247,462
Northern Trust Corp., 3.15%, 05/03/2029	220,000	242,020
S&P Global, Inc., 2.50%, 12/01/2029	217,000	226,839
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	220,000	233,182

		3,109,368

Chemicals-3.01%
Dow Chemical Co. (The), 7.38%, 11/01/2029	400,000	556,745
FMC Corp., 3.45%, 10/01/2029	220,000	240,525
Huntsman International LLC, 4.50%, 05/01/2029	330,000	372,296
Methanex Corp. (Canada), 5.25%, 12/15/2029	77,000	79,118
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	380,000	439,525
Rohm & Haas Co., 7.85%, 07/15/2029	400,000	550,761
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	397,000	420,959

		2,659,929

Commercial Services & Supplies-0.27%
Waste Connections, Inc., 3.50%, 05/01/2029	217,000	241,064

Communications Equipment-0.78%
Juniper Networks, Inc., 3.75%, 08/15/2029	267,000	293,371
Motorola Solutions, Inc., 4.60%, 05/23/2029	345,000	400,418

		693,789

Consumer Finance-0.45%
Synchrony Financial, 5.15%, 03/19/2029	334,000	395,307

Containers & Packaging-0.78%
Packaging Corp. of America, 3.00%, 12/15/2029	220,000	235,551
WRKCo, Inc., 4.90%, 03/15/2029	380,000	455,303

		690,854

Diversified Financial Services-0.54%
MidAmerican Energy Co., 3.65%, 04/15/2029	417,000	477,265

Diversified Telecommunication Services-4.79%
AT&T, Inc., 4.35%, 03/01/2029	1,400,000	1,608,599
Verizon Communications, Inc.
3.88%, 02/08/2029	485,000	551,065
4.02%, 12/03/2029	1,820,000	2,079,083

		4,238,747

Electric Utilities-4.19%
Avangrid, Inc., 3.80%, 06/01/2029	325,000	365,580
Duke Energy Corp., 3.40%, 06/15/2029	307,000	336,534
Duke Energy Florida LLC, 2.50%, 12/01/2029	352,000	370,456
Duke Energy Progress LLC, 3.45%, 03/15/2029	257,000	285,441
Evergy, Inc., 2.90%, 09/15/2029	349,000	368,903
Eversource Energy, Series O, 4.25%, 04/01/2029	200,000	232,993
Nevada Power Co., Series CC, 3.70%, 05/01/2029	217,000	245,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	$250,000	$273,677
2.75%, 11/01/2029	483,000	504,716
Southern California Edison Co., Series A, 4.20%, 03/01/2029	220,000	252,000
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	219,000	236,543
Xcel Energy, Inc., 2.60%, 12/01/2029	220,000	229,896

		3,702,345

Electronic Equipment, Instruments & Components-0.53%
Amphenol Corp., 4.35%, 06/01/2029	178,000	205,898
Keysight Technologies, Inc., 3.00%, 10/30/2029	247,000	263,414

		469,312

Energy Equipment & Services-0.78%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	207,000	222,340
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	212,000	240,063
NOV, Inc., 3.60%, 12/01/2029	220,000	228,996

		691,399

Entertainment-1.64%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	465,000	526,912
Walt Disney Co. (The), 2.00%, 09/01/2029	920,000	926,106

		1,453,018

Equity REITs-8.07%
American Tower Corp.
3.95%, 03/15/2029	257,000	286,926
3.80%, 08/15/2029	770,000	856,229
Boston Properties L.P., 3.40%, 06/21/2029	417,000	449,367
Camden Property Trust, 3.15%, 07/01/2029	257,000	277,196
Crown Castle International Corp., 4.30%, 02/15/2029	265,000	301,989
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	237,000	249,688
Digital Realty Trust L.P., 3.60%, 07/01/2029	440,000	486,035
ERP Operating L.P., 3.00%, 07/01/2029	257,000	275,190
Essex Portfolio L.P., 4.00%, 03/01/2029	265,000	298,919
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	350,000	401,070
Healthpeak Properties, Inc., 3.50%, 07/15/2029	259,000	284,904
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	220,000	250,522
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	267,000	279,208
Public Storage, 3.39%, 05/01/2029	220,000	244,811
Realty Income Corp., 3.25%, 06/15/2029	220,000	238,331
Simon Property Group L.P., 2.45%, 09/13/2029	590,000	596,811
Ventas Realty L.P., 4.40%, 01/15/2029	375,000	426,174
VEREIT Operating Partnership L.P., 3.10%, 12/15/2029	257,000	268,257
Welltower, Inc., 4.13%, 03/15/2029	285,000	321,964
Weyerhaeuser Co., 4.00%, 11/15/2029	300,000	340,526

		7,134,117

	Principal Amount	Value
Food & Staples Retailing-1.66%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	$204,000	$273,331
Kroger Co. (The), 4.50%, 01/15/2029	235,000	280,516
Walmart, Inc.
3.25%, 07/08/2029	590,000	656,434
2.38%, 09/24/2029	247,000	259,549

		1,469,830

Food Products-1.26%
Kraft Heinz Foods Co. (The), 4.63%, 01/30/2029	530,000	611,683
Tyson Foods, Inc., 4.35%, 03/01/2029	434,000	503,703

		1,115,386

Gas Utilities-0.32%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	257,000	284,834

Health Care Equipment & Supplies-1.01%
Boston Scientific Corp., 4.00%, 03/01/2029	420,000	476,032
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	397,000	412,982

		889,014

Health Care Providers & Services-2.87%
Anthem, Inc., 2.88%, 09/15/2029	407,000	433,290
CommonSpirit Health, 3.35%, 10/01/2029	447,000	480,820
HCA, Inc., 4.13%, 06/15/2029	870,000	980,133
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	337,000	359,573
Quest Diagnostics, Inc., 4.20%, 06/30/2029	245,000	285,180

		2,538,996

Hotels, Restaurants & Leisure-0.61%
Starbucks Corp., 3.55%, 08/15/2029	487,000	543,748

Household Durables-0.81%
Leggett & Platt, Inc., 4.40%, 03/15/2029	265,000	300,878
Whirlpool Corp., 4.75%, 02/26/2029	354,000	417,807

		718,685

Household Products-0.35%
Kimberly-Clark Corp., 3.20%, 04/25/2029	277,000	307,674

Industrial Conglomerates-1.50%
3M Co.
3.38%, 03/01/2029	397,000	441,244
2.38%, 08/26/2029	483,000	502,454
Roper Technologies, Inc., 2.95%, 09/15/2029	357,000	379,094

		1,322,792

Insurance-4.05%
American International Group, Inc., 4.25%, 03/15/2029	265,000	308,251
Aon Corp., 3.75%, 05/02/2029	377,000	425,365
CNA Financial Corp., 3.90%, 05/01/2029	247,000	280,923
CNO Financial Group, Inc., 5.25%, 05/30/2029	220,000	258,752
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	307,000	324,656
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	700,000	820,715
PartnerRe Finance B LLC, 3.70%, 07/02/2029	197,000	219,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Insurance-(continued)
Principal Financial Group, Inc., 3.70%, 05/15/2029	$267,000	$300,057
Progressive Corp. (The), 4.00%, 03/01/2029	281,000	326,016
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	285,000	316,041

		3,580,562

IT Services-5.94%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	377,000	395,716
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	487,000	546,043
Fiserv, Inc., 3.50%, 07/01/2029	1,354,000	1,487,058
International Business Machines Corp., 3.50%, 05/15/2029	1,510,000	1,660,546
Mastercard, Inc., 2.95%, 06/01/2029	437,000	474,068
PayPal Holdings, Inc., 2.85%, 10/01/2029	650,000	693,329

		5,256,760

Leisure Products-0.48%
Hasbro, Inc., 3.90%, 11/19/2029	387,000	424,704

Life Sciences Tools & Services-0.98%
PerkinElmer, Inc., 3.30%, 09/15/2029	373,000	400,980
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	443,000	463,567

		864,547

Machinery-2.07%
Caterpillar, Inc., 2.60%, 09/19/2029	265,000	280,549
Deere & Co., 5.38%, 10/16/2029	254,000	323,859
John Deere Capital Corp., 3.45%, 03/07/2029	237,000	266,344
Parker-Hannifin Corp., 3.25%, 06/14/2029	487,000	530,384
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	377,000	426,891

		1,828,027

Media-1.61%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	590,000	689,659
Discovery Communications LLC, 4.13%, 05/15/2029	377,000	425,672
ViacomCBS, Inc., 4.20%, 06/01/2029	267,000	304,247

		1,419,578

Metals & Mining-0.28%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	220,000	244,904

Multiline Retail-0.61%
Target Corp., 3.38%, 04/15/2029	483,000	540,356

Multi-Utilities-0.64%
DTE Energy Co., Series C, 3.40%, 06/15/2029	219,000	240,493
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/2029	307,000	325,967

		566,460

Oil, Gas & Consumable Fuels-9.37%
Chevron USA, Inc., 3.25%, 10/15/2029	160,000	177,586
Cimarex Energy Co., 4.38%, 03/15/2029	220,000	246,126
ConocoPhillips, 6.95%, 04/15/2029	720,000	981,572

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Diamondback Energy, Inc., 3.50%, 12/01/2029	$570,000	$598,006
Enable Midstream Partners L.P., 4.15%, 09/15/2029	287,000	304,331
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	437,000	464,748
Energy Transfer Operating L.P., 5.25%, 04/15/2029	700,000	808,696
Enterprise Products Operating LLC, 3.13%, 07/31/2029	590,000	632,372
Exxon Mobil Corp., 2.44%, 08/16/2029	590,000	613,280
Husky Energy, Inc. (Canada), 4.40%, 04/15/2029	377,000	414,385
MPLX L.P., 4.80%, 02/15/2029	375,000	437,330
ONEOK, Inc., 4.35%, 03/15/2029	354,000	390,966
Phillips 66 Partners L.P., 3.15%, 12/15/2029	307,000	311,019
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	700,000	718,498
Total Capital International S.A. (France), 3.46%, 02/19/2029	590,000	654,347
Valero Energy Corp., 4.00%, 04/01/2029	483,000	530,822

		8,284,084

Paper & Forest Products-0.32%
Georgia-Pacific LLC, 7.75%, 11/15/2029	199,000	284,282

Personal Products-0.86%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	337,000	351,213
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	400,000	408,947

		760,160

Pharmaceuticals-3.99%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	485,000	556,050
Eli Lilly and Co., 3.38%, 03/15/2029	547,000	610,218
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	487,000	545,524
Merck & Co., Inc., 3.40%, 03/07/2029	810,000	909,923
Pfizer, Inc., 3.45%, 03/15/2029	810,000	907,551

		3,529,266

Road & Rail-1.16%
CSX Corp., 4.25%, 03/15/2029	464,000	540,381
Union Pacific Corp., 3.70%, 03/01/2029	433,000	486,650

		1,027,031

Semiconductors & Semiconductor Equipment-2.95%
Intel Corp., 2.45%, 11/15/2029	917,000	958,071
KLA Corp., 4.10%, 03/15/2029	345,000	397,868
Lam Research Corp., 4.00%, 03/15/2029	433,000	499,706
Micron Technology, Inc., 5.33%, 02/06/2029	305,000	367,563
Texas Instruments, Inc., 2.25%, 09/04/2029	377,000	387,194

		2,610,402

Specialty Retail-2.22%
Home Depot, Inc. (The), 2.95%, 06/15/2029	813,000	880,141
Lowe’s Cos., Inc., 3.65%, 04/05/2029	700,000	782,836
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	267,000	300,819

		1,963,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.94%
Apple, Inc., 2.20%, 09/11/2029	$810,000	$831,751

Tobacco-2.45%
Altria Group, Inc., 4.80%, 02/14/2029	1,300,000	1,518,619
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	217,000	230,371
Philip Morris International, Inc., 3.38%, 08/15/2029	377,000	414,488

		2,163,478

Trading Companies & Distributors-0.29%
GATX Corp., 4.70%, 04/01/2029	220,000	259,226

Water Utilities-0.34%
American Water Capital Corp., 3.45%, 06/01/2029	269,000	299,392

Total U.S. Dollar Denominated Bonds & Notes (Cost $88,232,565)		87,446,911

	Shares	Value
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $127,392)	127,392	$127,392

TOTAL INVESTMENTS IN SECURITIES-99.05% (Cost $88,359,957)		87,574,303
OTHER ASSETS LESS LIABILITIES-0.95%		841,955

NET ASSETS-100.00%		$88,416,258

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,057,682	$(930,290)	$-	$-	$127,392	$17

Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,737	113,247	(154,984)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	217,049	1,052,953	(1,270,002)	-	-	-	24	*

Invesco Private Prime Fund	73,454	995,072	(1,068,539)	-	13	-	82	*

Total	$332,240	$3,218,954	$(3,423,815)	$-	$13	$127,392	$123

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued) February 28, 2021 (Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	15.77

Health Care	11.97

Information Technology	11.14

Consumer Staples	10.86

Energy	10.15

Real Estate	8.07

Communication Services	8.04

Industrials	7.40

Consumer Discretionary	5.62

Utilities	5.49

Materials	4.39

Money Market Funds Plus Other Assets Less Liabilities	1.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2030 Corporate Bond ETF (BSCU) February 28, 2021 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.28%
Aerospace & Defense-3.81%
Boeing Co. (The), 5.15%, 05/01/2030	$510,000	$591,752
Raytheon Technologies Corp., 2.25%, 07/01/2030	133,000	134,053
Textron, Inc., 3.00%, 06/01/2030	51,000	52,989

		778,794

Auto Components-0.41%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	81,000	82,939

Automobiles-0.70%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	133,000	143,151

Banks-6.71%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	200,000	216,602
Citizens Financial Group, Inc., 3.25%, 04/30/2030	80,000	86,621
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	200,000	206,773
2.05%, 07/17/2030	200,000	198,432
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.75%, 01/15/2030	200,000	209,495
2.13%, 07/08/2030	200,000	199,399
SVB Financial Group, 3.13%, 06/05/2030	67,000	71,929
Truist Financial Corp., 1.95%, 06/05/2030	80,000	80,252
U.S. Bancorp, 1.38%, 07/22/2030	107,000	101,821

		1,371,324

Beverages-2.75%
Coca-Cola Co. (The), 1.65%, 06/01/2030	133,000	129,810
Constellation Brands, Inc., 2.88%, 05/01/2030	50,000	52,362
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	200,000	200,082
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	97,000	104,526
PepsiCo, Inc., 1.63%, 05/01/2030	77,000	75,277

		562,057

Biotechnology-2.58%
Amgen, Inc., 2.45%, 02/21/2030	163,000	167,122
Biogen, Inc., 2.25%, 05/01/2030	193,000	192,227
Gilead Sciences, Inc., 1.65%, 10/01/2030	77,000	73,698
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	100,000	94,388

		527,435

Building Products-0.24%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	51,000	49,557

Capital Markets-3.11%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	87,000	100,573
Cboe Global Markets, Inc., 1.63%, 12/15/2030	40,000	38,495
CI Financial Corp. (Canada), 3.20%, 12/17/2030	80,000	80,278
Franklin Resources, Inc., 1.60%, 10/30/2030	61,000	57,950
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	200,000	203,676

	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 1.95%, 05/01/2030	$107,000	$107,079
S&P Global, Inc., 1.25%, 08/15/2030	51,000	47,946

		635,997

Chemicals-2.69%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	107,000	108,264
Dow Chemical Co. (The), 2.10%, 11/15/2030	53,000	52,053
EI du Pont de Nemours and Co., 2.30%, 07/15/2030	40,000	40,821
Linde, Inc., 1.10%, 08/10/2030	51,000	47,327
LYB International Finance III LLC
3.38%, 05/01/2030	67,000	72,105
2.25%, 10/01/2030	100,000	98,992
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	67,000	71,155
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	58,000	58,628

		549,345

Commercial Services & Supplies-0.25%
Republic Services, Inc., 2.30%, 03/01/2030	50,000	50,917

Communications Equipment-0.49%
Motorola Solutions, Inc., 2.30%, 11/15/2030	103,000	100,540

Construction & Engineering-0.64%
Quanta Services, Inc., 2.90%, 10/01/2030	127,000	131,346

Construction Materials-0.41%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	38,000	39,262
Vulcan Materials Co., 3.50%, 06/01/2030	40,000	44,065

		83,327

Containers & Packaging-0.96%
Avery Dennison Corp., 2.65%, 04/30/2030	58,000	59,942
Bemis Co., Inc., 2.63%, 06/19/2030	60,000	61,991
Sonoco Products Co., 3.13%, 05/01/2030	70,000	74,322

		196,255

Distributors-0.18%
Genuine Parts Co., 1.88%, 11/01/2030	38,000	35,922

Diversified Consumer Services-0.55%
Block Financial LLC, 3.88%, 08/15/2030	71,000	74,359
Yale University, 1.48%, 04/15/2030	38,000	37,241

		111,600

Diversified Telecommunication Services-0.37%
Verizon Communications, Inc., 1.50%, 09/18/2030	80,000	75,114

Electric Utilities-5.46%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	67,000	67,185
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	41,000	38,990
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	68,000	70,406
Duke Energy Corp., 2.45%, 06/01/2030	110,000	111,513
Duke Energy Florida LLC, 1.75%, 06/15/2030	38,000	37,188
Entergy Corp., 2.80%, 06/15/2030	67,000	69,693
Eversource Energy, Series R, 1.65%, 08/15/2030	51,000	48,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	$263,000	$264,440
Pacific Gas and Electric Co., 4.55%, 07/01/2030	367,000	407,996

		1,116,389

Electrical Equipment-0.37%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	38,000	37,021
Emerson Electric Co., 1.95%, 10/15/2030	38,000	38,387

		75,408

Electronic Equipment, Instruments & Components-0.61%
FLIR Systems, Inc., 2.50%, 08/01/2030	60,000	61,596
Jabil, Inc., 3.60%, 01/15/2030	60,000	64,168

		125,764

Energy Equipment & Services-1.31%
Halliburton Co., 2.92%, 03/01/2030	117,000	119,627
Schlumberger Investment S.A., 2.65%, 06/26/2030	143,000	148,063

		267,690

Entertainment-0.54%
Activision Blizzard, Inc., 1.35%, 09/15/2030	28,000	26,079
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	80,000	85,337

		111,416

Equity REITs-3.73%
American Tower Corp.
2.90%, 01/15/2030	80,000	83,701
1.88%, 10/15/2030	100,000	95,393
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	90,000	99,260
Camden Property Trust, 2.80%, 05/15/2030	80,000	84,229
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	100,000	101,255
Kimco Realty Corp., 2.70%, 10/01/2030	60,000	61,429
Prologis L.P., 1.25%, 10/15/2030	61,000	57,222
Regency Centers L.P., 3.70%, 06/15/2030	80,000	87,807
Simon Property Group L.P., 2.65%, 07/15/2030	90,000	91,277

		761,573

Food & Staples Retailing-1.69%
Costco Wholesale Corp., 1.60%, 04/20/2030	233,000	226,766
Kroger Co. (The), 2.20%, 05/01/2030	78,000	78,486
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	38,000	40,667

		345,919

Food Products-3.28%
Campbell Soup Co., 2.38%, 04/24/2030	68,000	68,420
Hormel Foods Corp., 1.80%, 06/11/2030	133,000	130,813
Ingredion, Inc., 2.90%, 06/01/2030	80,000	83,993
JM Smucker Co. (The), 2.38%, 03/15/2030	68,000	68,944
Kellogg Co., 2.10%, 06/01/2030	68,000	67,797
McCormick & Co., Inc., 2.50%, 04/15/2030	78,000	80,311
Mondelez International, Inc., 2.75%, 04/13/2030	163,000	169,952

		670,230

	Principal Amount	Value
Gas Utilities-0.58%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	$38,000	$36,549
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	80,000	82,992

		119,541

Health Care Equipment & Supplies-2.65%
Abbott Laboratories, 1.40%, 06/30/2030	51,000	48,690
Becton, Dickinson and Co., 2.82%, 05/20/2030	97,000	101,894
Boston Scientific Corp., 2.65%, 06/01/2030	133,000	137,100
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	97,000	103,038
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	77,000	74,805
Stryker Corp., 1.95%, 06/15/2030	77,000	75,817

		541,344

Health Care Providers & Services-4.54%
AmerisourceBergen Corp., 2.80%, 05/15/2030	68,000	71,017
Anthem, Inc., 2.25%, 05/15/2030	133,000	133,384
Centene Corp., 3.00%, 10/15/2030	133,000	135,254
Cigna Corp., 2.40%, 03/15/2030	183,000	185,001
CommonSpirit Health, 2.78%, 10/01/2030	80,000	83,022
CVS Health Corp., 1.75%, 08/21/2030	100,000	95,910
Sutter Health, Series 20A, 2.29%, 08/15/2030	90,000	91,309
UnitedHealth Group, Inc., 2.00%, 05/15/2030	133,000	132,574

		927,471

Hotels, Restaurants & Leisure-2.35%
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	133,000	150,864
McDonald’s Corp., 2.13%, 03/01/2030	81,000	81,209
Starbucks Corp.
2.25%, 03/12/2030	100,000	101,492
2.55%, 11/15/2030	143,000	147,324

		480,889

Household Durables-0.38%
NVR, Inc., 3.00%, 05/15/2030	73,000	77,287

Household Products-0.65%
Clorox Co. (The), 1.80%, 05/15/2030	38,000	37,308
Procter & Gamble Co. (The), 1.20%, 10/29/2030	100,000	94,731

		132,039

Industrial Conglomerates-1.42%
General Electric Co., 3.63%, 05/01/2030	143,000	155,397
Honeywell International, Inc., 1.95%, 06/01/2030	133,000	133,998

		289,395

Insurance-5.43%
Alleghany Corp., 3.63%, 05/15/2030	100,000	111,175
Allstate Corp. (The), 1.45%, 12/15/2030	50,000	47,662
American International Group, Inc., 3.40%, 06/30/2030	133,000	145,473
Aon Corp., 2.80%, 05/15/2030	117,000	123,129
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	58,000	58,257
1.45%, 10/15/2030	61,000	59,036
Brighthouse Financial, Inc., 5.63%, 05/15/2030	70,000	84,710
CNA Financial Corp., 2.05%, 08/15/2030	40,000	39,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Insurance-(continued)
Loews Corp., 3.20%, 05/15/2030	$58,000	$63,630
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	87,000	87,757
Principal Financial Group, Inc., 2.13%, 06/15/2030	71,000	70,330
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	78,000	79,978
Prudential PLC (United Kingdom), 3.13%, 04/14/2030	80,000	86,957
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	50,000	53,051

		1,110,240

Interactive Media & Services-0.80%
Alphabet, Inc., 1.10%, 08/15/2030	173,000	162,618

Internet & Direct Marketing Retail-2.76%
Amazon.com, Inc., 1.50%, 06/03/2030	253,000	245,278
Booking Holdings, Inc., 4.63%, 04/13/2030	173,000	205,750
eBay, Inc., 2.70%, 03/11/2030	110,000	113,775

		564,803

IT Services-3.33%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	77,000	73,053
Fiserv, Inc., 2.65%, 06/01/2030	133,000	137,008
Global Payments, Inc., 2.90%, 05/15/2030	133,000	138,258
International Business Machines Corp., 1.95%, 05/15/2030	200,000	197,164
PayPal Holdings, Inc., 2.30%, 06/01/2030	133,000	135,789

		681,272

Life Sciences Tools & Services-0.33%
Agilent Technologies, Inc., 2.10%, 06/04/2030	68,000	68,067

Machinery-1.82%
Cummins, Inc., 1.50%, 09/01/2030	63,000	60,249
Flowserve Corp., 3.50%, 10/01/2030	60,000	63,259
IDEX Corp., 3.00%, 05/01/2030	38,000	40,186
John Deere Capital Corp., 2.45%, 01/09/2030	40,000	42,117
Otis Worldwide Corp., 2.57%, 02/15/2030	163,000	167,173

		372,984

Media-1.07%
Discovery Communications LLC, 3.63%, 05/15/2030	107,000	117,204
Omnicom Group, Inc., 2.45%, 04/30/2030	101,000	102,459

		219,663

Metals & Mining-1.37%
Newmont Corp., 2.25%, 10/01/2030	117,000	116,151
Nucor Corp., 2.70%, 06/01/2030	58,000	60,751
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	38,000	37,198
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030	60,000	64,944

		279,044

Multi-Utilities-1.12%
NiSource, Inc., 3.60%, 05/01/2030	117,000	129,732

	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	$41,000	$38,461
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	63,000	60,700

		228,893

Oil, Gas & Consumable Fuels-8.84%
Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc., 4.49%, 05/01/2030	78,000	91,391
BP Capital Markets America, Inc., 1.75%, 08/10/2030	77,000	73,905
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	58,000	59,233
Chevron Corp., 2.24%, 05/11/2030	173,000	176,245
Enterprise Products Operating LLC, 2.80%, 01/31/2030(b)	143,000	149,575
EOG Resources, Inc., 4.38%, 04/15/2030(b)	90,000	105,327
Equinor ASA (Norway), 2.38%, 05/22/2030	87,000	88,571
Exxon Mobil Corp., 2.61%, 10/15/2030	253,000	263,610
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	100,000	106,924
MPLX L.P., 2.65%, 08/15/2030	120,000	118,825
ONEOK, Inc., 3.10%, 03/15/2030	100,000	102,052
Phillips 66, 2.15%, 12/15/2030	70,000	67,864
Pioneer Natural Resources Co., 1.90%, 08/15/2030	87,000	83,129
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	87,000	90,126
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	80,000	85,413
Williams Cos., Inc. (The), 3.50%, 11/15/2030	133,000	143,847

		1,806,037

Personal Products-0.46%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	90,000	94,957

Pharmaceuticals-4.84%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	50,000	46,827
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	100,000	95,658
Johnson & Johnson, 1.30%, 09/01/2030	100,000	95,421
Merck & Co., Inc., 1.45%, 06/24/2030	133,000	128,062
Perrigo Finance Unlimited Co., 3.15%, 06/15/2030	200,000	204,852
Pfizer, Inc., 1.70%, 05/28/2030(b)	77,000	75,667
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	200,000	195,906
Zoetis, Inc., 2.00%, 05/15/2030	150,000	147,355
		989,748

Professional Services-0.36%
Equifax, Inc., 3.10%, 05/15/2030	70,000	74,447

Road & Rail-0.20%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	40,000	40,146

Semiconductors & Semiconductor Equipment-1.98%
Applied Materials, Inc., 1.75%, 06/01/2030	61,000	60,167
Lam Research Corp., 1.90%, 06/15/2030	41,000	40,740
QUALCOMM, Inc., 2.15%, 05/20/2030	133,000	134,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc., 1.75%, 05/04/2030	$61,000	$59,978
Xilinx, Inc., 2.38%, 06/01/2030	107,000	108,349

		403,756

Software-1.40%
Autodesk, Inc., 2.85%, 01/15/2030	38,000	40,091
Citrix Systems, Inc., 3.30%, 03/01/2030	100,000	105,251
Intuit, Inc., 1.65%, 07/15/2030	38,000	37,269
ServiceNow, Inc., 1.40%, 09/01/2030	113,000	104,580

		287,191

Specialty Retail-1.44%
AutoNation, Inc., 4.75%, 06/01/2030	88,000	103,342
Best Buy Co., Inc., 1.95%, 10/01/2030	51,000	49,142
Lowe’s Cos., Inc., 1.70%, 10/15/2030	97,000	92,826
Tractor Supply Co., 1.75%, 11/01/2030	51,000	48,661

		293,971

Technology Hardware, Storage & Peripherals-1.79%
Apple, Inc.
1.65%, 05/11/2030	183,000	178,571
1.25%, 08/20/2030	100,000	94,456
NetApp, Inc., 2.70%, 06/22/2030	90,000	92,749

		365,776

Textiles, Apparel & Luxury Goods-0.84%
Ralph Lauren Corp., 2.95%, 06/15/2030	81,000	85,696
VF Corp., 2.95%, 04/23/2030	80,000	85,084

		170,780

Tobacco-1.04%
Altria Group, Inc., 3.40%, 05/06/2030	97,000	103,613
Philip Morris International, Inc.
2.10%, 05/01/2030	50,000	49,584
1.75%, 11/01/2030	61,000	58,564

		211,761

	Principal Amount	Value
Trading Companies & Distributors-1.11%
Air Lease Corp.
3.00%, 02/01/2030	$50,000	$49,735
3.13%, 12/01/2030	100,000	99,992
GATX Corp., 4.00%, 06/30/2030	67,000	76,307

		226,034

Water Utilities-0.54%
American Water Capital Corp., 2.80%, 05/01/2030	67,000	70,939
Essential Utilities, Inc., 2.70%, 04/15/2030	38,000	39,454

		110,393

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $20,923,881)		20,290,556

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.90%
Invesco Private Government Fund, 0.01%(c)(d)(e)	155,147	155,147
Invesco Private Prime Fund, 0.11%(c)(d)(e)	232,627	232,720

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $387,867)		387,867

TOTAL INVESTMENTS IN SECURITIES-101.18% (Cost $21,311,748)		20,678,423

OTHER ASSETS LESS LIABILITIES-(1.18)%		(241,850)

NET ASSETS-100.00%		$20,436,573

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$347,478	$(347,478)	$-	$-	$-	$4

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	10,749	(10,749)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued) February 28, 2021 (Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$-	$278,566	$(123,419)	$-	$-	$155,147	$4	*

Invesco Private Prime Fund	-	409,854	(177,139)	-	5	232,720	37	*

Total	$-	$1,046,647	$(658,785)	$-	$5	$387,867	$45

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Financials	15.25

Health Care	14.94

Industrials	10.22

Energy	10.15

Consumer Staples	9.87

Information Technology	9.61

Consumer Discretionary	9.60

Utilities	7.71

Materials	5.42

Real Estate	3.73

Communication Services	2.78

Money Market Funds Plus Other Assets Less Liabilities	0.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-80.45%
Aerospace & Defense-1.98%
Bombardier, Inc. (Canada), 8.75%, 12/01/2021(b)	$15,488,000	$16,081,732

Airlines-0.67%
Air Canada (Canada), 7.75%, 04/15/2021(b)	5,398,000	5,439,835

Automobiles-4.91%
Ford Motor Credit Co. LLC
5.88%, 08/02/2021	24,873,000	25,331,907
3.81%, 10/12/2021	14,302,000	14,498,080

		39,829,987

Chemicals-0.88%
Blue Cube Spinco LLC, 10.00%, 10/15/2025	6,740,000	7,139,345

Communications Equipment-1.67%
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	13,349,000	13,582,607

Construction & Engineering-0.72%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	5,795,000	5,854,399

Consumer Finance-1.06%
Navient Corp., 6.63%, 07/26/2021	8,452,000	8,594,628

Containers & Packaging-1.87%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	751,000	777,060
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	9,171,000	9,313,242
Silgan Holdings, Inc., 4.75%, 03/15/2025	4,969,000	5,042,914

		15,133,216

Diversified Telecommunication Services-5.57%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	26,350,000	27,521,257
Lumen Technologies, Inc., Series S, 6.45%, 06/15/2021	17,451,000	17,695,314

		45,216,571

Electric Utilities-5.59%
NRG Energy, Inc.
7.25%, 05/15/2026	13,479,000	14,051,858
6.63%, 01/15/2027	16,565,000	17,249,797
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	13,491,000	14,013,776

		45,315,431

Electrical Equipment-1.80%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/2026(b)	14,090,000	14,572,935

Food & Staples Retailing-0.47%
Simmons Foods, Inc., 7.75%, 01/15/2024(b)	3,652,000	3,792,072

Food Products-0.31%
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	2,460,000	2,511,254

	Principal Amount	Value
Health Care Equipment & Supplies-0.69%
Teleflex, Inc., 4.88%, 06/01/2026	$5,399,000	$5,580,190

Health Care Providers & Services-2.37%
Acadia Healthcare Co., Inc.
5.63%, 02/15/2023	9,967,000	9,967,000
6.50%, 03/01/2024	5,099,000	5,181,859
Encompass Health Corp., 5.13%, 03/15/2023	4,048,000	4,062,755

		19,211,614

Hotels, Restaurants & Leisure-5.84%
Boyne USA, Inc., 7.25%, 05/01/2025(b)	7,819,000	8,157,915
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 5.25%, 06/01/2026(b)	14,921,000	15,452,561
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (Canada), 7.00%, 07/15/2026(b)	13,482,000	14,189,805
Travel + Leisure Co., 5.63%, 03/01/2021	4,809,000	4,809,000
Yum! Brands, Inc., 3.75%, 11/01/2021	4,716,000	4,756,675

		47,365,956

Household Durables-1.97%
KB Home, 7.00%, 12/15/2021	6,374,000	6,562,830
Prestige Brands, Inc., 6.38%, 03/01/2024(b)	9,255,000	9,402,524

		15,965,354

Independent Power and Renewable Electricity Producers-2.41%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	8,088,000	8,471,573
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	10,604,000	11,114,318

		19,585,891

Industrial Conglomerates-1.64%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	3,483,000	3,484,741
6.75%, 02/01/2024	9,575,000	9,778,469

		13,263,210

Insurance-1.16%
Genworth Holdings, Inc., 7.63%, 09/24/2021	9,421,000	9,397,448

IT Services-0.25%
WEX, Inc., 4.75%, 02/01/2023(b)	2,032,000	2,034,032

Media-14.29%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	15,023,000	15,700,688
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/2026(b)	29,191,000	30,205,387
5.88%, 05/01/2027(b)	9,341,000	9,677,276
CSC Holdings LLC, 6.75%, 11/15/2021	16,354,000	16,916,169
DISH DBS Corp., 6.75%, 06/01/2021	26,977,000	27,307,468
Sirius XM Radio, Inc., 5.38%, 07/15/2026(b)	15,531,000	16,079,244

		115,886,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Mortgage REITs-1.27%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	$10,166,000	$10,337,551

Oil, Gas & Consumable Fuels-2.21%
DCP Midstream Operating L.P., 4.75%, 09/30/2021(b)	9,558,000	9,647,606
Western Midstream Operating L.P., 5.38%, 06/01/2021	8,264,000	8,264,000

		17,911,606

Paper & Forest Products-0.62%
Eldorado International Finance GmbH (Brazil), 8.63%, 06/16/2021(b)	4,960,000	5,002,830

Pharmaceuticals-6.00%
Bausch Health Cos., Inc.
7.00%, 03/15/2024(b)	21,688,000	22,177,336
9.00%, 12/15/2025(b)	17,707,000	19,290,448
Elanco Animal Health, Inc., 4.91%, 08/27/2021	7,089,000	7,199,766

		48,667,550

Software-2.34%
CDK Global, Inc., 5.88%, 06/15/2026	6,828,000	7,121,604
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	11,463,000	11,857,041

		18,978,645

Technology Hardware, Storage & Peripherals-2.64%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(b)	14,495,000	14,513,119
Dell, Inc., 4.63%, 04/01/2021	6,920,000	6,924,152

		21,437,271

	Principal Amount	Value
Trading Companies & Distributors-1.98%
United Rentals North America, Inc., 5.88%, 09/15/2026	$15,333,000	$16,099,650

Wireless Telecommunication Services-5.27%
Sprint Communications, Inc., 11.50%, 11/15/2021	6,114,000	6,538,158
Sprint Corp., 7.25%, 09/15/2021	15,809,000	16,285,009
T-Mobile USA, Inc.
6.00%, 04/15/2024	5,666,000	5,708,495
5.13%, 04/15/2025	410,000	419,010
6.50%, 01/15/2026	13,360,000	13,794,200

		42,744,872

Total U.S. Dollar Denominated Bonds & Notes (Cost $649,333,974)		652,533,914

U.S. Treasury Securities-18.98%
U.S. Treasury Bills-18.98%(c)
0.07%–0.08%, 03/25/2021	35,000,000	34,999,358
0.02%–0.06%, 04/22/2021	119,000,000	118,996,133

Total U.S. Treasury Securities (Cost $153,990,580)		153,995,491

TOTAL INVESTMENTS IN SECURITIES-99.43% (Cost $803,324,554)		806,529,405
OTHER ASSETS LESS LIABILITIES-0.57%		4,621,031

NET ASSETS-100.00%.		$811,150,436

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $308,525,293, which represented 38.04% of the Fund’s Net Assets.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$246,174,520	$(246,174,520)	$ -	$ -	$-	$3,105

Invesco Premier U.S. Government Money Portfolio, Institutional Class	46,929,383	18,093,959	(65,023,342)	-	-	-	266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$27,160,687	$19,274,122	$(46,434,809)	$-	$-	$-	$1,359	*
Invesco Private Prime Fund	9,053,616	16,230,518	(25,284,809)	(268)	943	-	2,924	*

Total	$83,143,686	$299,773,119	$(382,917,480)	$(268)	$943	$-	$7,654

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Communication Services	25.13

U.S. Treasury Securities	18.98

Consumer Discretionary	12.72

Health Care	9.06

Industrials	8.79

Utilities	8.00

Information Technology	6.90

Financials	3.49

Materials	3.37

Sector Types Each Less Than 3%	2.99

Other Assets Less Liabilities	0.57

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.94%
Aerospace & Defense-2.70%
Bombardier, Inc. (Canada)
5.75%, 03/15/2022(b)	$3,801,000	$3,861,816
6.00%, 10/15/2022(b)	9,164,000	9,009,815
TransDigm, Inc., 8.00%, 12/15/2025(b)	8,501,000	9,263,965

		22,135,596

Air Freight & Logistics-1.09%
XPO Logistics, Inc., 6.25%, 05/01/2025(b)	8,277,000	8,900,258

Airlines-0.36%
United Airlines Holdings, Inc., 4.25%, 10/01/2022(c)	2,889,000	2,928,724

Auto Components-1.86%
Adient US LLC, 9.00%, 04/15/2025(b)	4,365,000	4,839,694
Clarios Global L.P., 6.75%, 05/15/2025(b)	3,798,000	4,083,154
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	5,620,000	6,321,938

		15,244,786

Automobiles-4.46%
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	1,812,000	2,082,668
Ford Motor Credit Co. LLC
3.22%, 01/09/2022	5,744,000	5,822,980
3.34%, 03/28/2022	6,481,000	6,568,169
2.98%, 08/03/2022	6,900,000	6,978,384
4.25%, 09/20/2022	7,720,000	7,964,261
3.55%, 10/07/2022	4,600,000	4,715,598
Mclaren Finance PLC (United Kingdom), 5.75%, 08/01/2022(b)(c)	2,502,000	2,413,179

		36,545,239

Beverages-0.41%
Ajecorp B.V. (Spain), 6.50%, 05/14/2022(b)(c)	3,330,000	3,332,531

Building Products-0.22%
JELD-WEN, Inc., 6.25%, 05/15/2025(b)	1,685,000	1,807,163

Capital Markets-1.35%
APX Group, Inc., 7.88%, 12/01/2022	5,257,000	5,279,999
MSCI, Inc., 5.38%, 05/15/2027(b)	3,344,000	3,569,720
NFP Corp., 7.00%, 05/15/2025(b)	2,100,000	2,249,625

		11,099,344

Chemicals-1.38%
Ashland LLC, 4.75%, 08/15/2022	3,254,000	3,382,126
Cooke Omega Investments, Inc./Alpha VesselCo. Holdings, Inc. (Canada), 8.50%, 12/15/2022(b)	2,418,000	2,489,029
Olin Corp., 5.50%, 08/15/2022	1,501,000	1,562,563
Tronox, Inc., 6.50%, 05/01/2025(b)	3,617,000	3,883,754

		11,317,472

Commercial Services & Supplies-4.49%
ADT Security Corp. (The), 3.50%, 07/15/2022	7,852,000	7,925,613
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	15,230,000	16,143,800
Brink’s Co. (The), 5.50%, 07/15/2025(b)	2,613,000	2,755,082

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	$3,639,000	$3,799,807
CoreCivic, Inc., 5.00%, 10/15/2022	1,852,000	1,867,770
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(b)	2,680,000	2,653,200
Quad/Graphics, Inc., 7.00%, 05/01/2022(c)	1,629,000	1,626,581

		36,771,853

Consumer Finance-3.93%
Credit Acceptance Corp., 6.63%, 03/15/2026	2,782,000	2,917,623
Navient Corp.
7.25%, 01/25/2022	5,794,000	6,022,139
6.50%, 06/15/2022	7,215,000	7,504,538
OneMain Finance Corp.
6.13%, 05/15/2022	7,158,000	7,489,057
8.88%, 06/01/2025	4,007,000	4,409,503
PRA Group, Inc., 7.38%, 09/01/2025(b)	2,326,000	2,485,133
SLM Corp., 5.13%, 04/05/2022	1,332,000	1,369,463

		32,197,456

Containers & Packaging-2.63%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	5,060,000	5,345,106
Ball Corp., 5.00%, 03/15/2022	5,311,000	5,504,187
Graphic Packaging International LLC, 4.88%, 11/15/2022	1,668,000	1,742,668
LABL Escrow Issuer LLC, 10.50%, 07/15/2027(b)	5,263,000	5,886,271
Sealed Air Corp., 4.88%, 12/01/2022(b)	2,942,000	3,072,551

		21,550,783

Diversified Consumer Services-0.55%
Service Corp. International, 4.63%, 12/15/2027	4,241,000	4,484,327

Diversified Financial Services-1.34%
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/2022(b)	2,115,000	2,139,291
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	2,284,000	2,435,315
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	6,090,000	6,386,887

		10,961,493

Diversified Telecommunication Services-5.26%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	11,970,000	13,480,315
Altice France S.A. (France), 8.13%, 02/01/2027(b)	13,615,000	14,856,075
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	3,386,000	3,475,204
Lumen Technologies, Inc., Series T, 5.80%, 03/15/2022	10,858,000	11,295,035

		43,106,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Electric Utilities-0.44%
FirstEnergy Corp., Series A, 3.35%, 07/15/2022	$3,522,000	$3,593,920

Electronic Equipment, Instruments & Components-0.31%
MTS Systems Corp., 5.75%, 08/15/2027(b)	2,312,000	2,516,612

Energy Equipment & Services-0.27%
Welltec A/S (Denmark), 9.50%, 12/01/2022(b)	2,310,000	2,229,150

Entertainment-1.31%
Cinemark USA, Inc.
5.13%, 12/15/2022	2,894,000	2,874,104
8.75%, 05/01/2025(b)	1,971,000	2,152,086
Netflix, Inc., 5.50%, 02/15/2022	5,458,000	5,679,731

		10,705,921

Equity REITs-2.21%
Diversified Healthcare Trust, 9.75%, 06/15/2025	7,228,000	8,149,570
GEO Group, Inc. (The), 5.88%, 01/15/2022	997,000	998,371
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(b)	3,089,000	3,247,311
Mack-Cali Realty L.P., 4.50%, 04/18/2022	2,101,000	2,148,574
Service Properties Trust, 5.00%, 08/15/2022	3,514,000	3,571,032

		18,114,858

Food Products-2.06%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	5,909,000	6,346,857
Post Holdings, Inc., 5.75%, 03/01/2027(b)	10,053,000	10,545,848

		16,892,705

Health Care Equipment & Supplies-0.47%
Teleflex, Inc., 4.63%, 11/15/2027	3,629,000	3,832,460

Health Care Providers & Services-1.77%
ModivCare, Inc., 5.88%, 11/15/2025(b)	3,603,000	3,825,935
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,926,000	5,212,324
Tenet Healthcare Corp., 7.50%, 04/01/2025(b)	5,060,000	5,509,910

		14,548,169

Hotels, Restaurants & Leisure-9.52%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	3,252,000	3,472,551
Aramark Services, Inc., 6.38%, 05/01/2025(b)	11,589,000	12,255,367
Boyd Gaming Corp., 8.63%, 06/01/2025(b)	4,569,000	5,031,611
International Game Technology PLC, 6.25%, 02/15/2022(b)	10,500,000	10,716,562
IRB Holding Corp., 7.00%, 06/15/2025(b)	4,316,000	4,690,521
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	5,888,000	6,175,040
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)	3,804,000	4,051,260
MGM Resorts International
7.75%, 03/15/2022	7,816,000	8,270,305
6.75%, 05/01/2025	2,549,000	2,733,051
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	5,801,000	6,264,529

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., 4.25%, 03/01/2022	$5,011,000	$5,083,660
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/2025(b)	4,012,000	4,358,697
Yum! Brands, Inc., 7.75%, 04/01/2025(b)(c)	4,542,000	4,973,490

		78,076,644

Household Durables-0.60%
KB Home, 7.50%, 09/15/2022	2,317,000	2,522,089
Meritage Homes Corp., 7.00%, 04/01/2022	2,297,000	2,408,439

		4,930,528

Industrial Conglomerates-0.00%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 02/01/2022	34,000	34,017

Insurance-1.31%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	10,396,000	10,770,256

Leisure Products-0.57%
Mattel, Inc., 5.88%, 12/15/2027(b)	4,281,000	4,668,430

Machinery-0.67%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	5,195,000	5,526,181

Media-14.14%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	21,118,000	22,122,900
5.00%, 02/01/2028(b)	16,241,000	17,028,688
Clear Channel International B.V., 6.63%, 08/01/2025(b)	2,634,000	2,782,163
CSC Holdings LLC
5.88%, 09/15/2022	4,331,000	4,564,268
5.50%, 04/15/2027(b)	8,720,000	9,175,620
DISH DBS Corp., 5.88%, 07/15/2022	15,685,000	16,323,379
Sirius XM Radio, Inc.
3.88%, 08/01/2022(b)	7,755,000	7,803,469
5.00%, 08/01/2027(b)	11,336,000	11,820,444
Univision Communications, Inc., 9.50%, 05/01/2025(b)	2,876,000	3,148,357
Videotron Ltd. (Canada)
5.00%, 07/15/2022	6,277,000	6,539,849
5.13%, 04/15/2027(b)	4,562,000	4,772,993
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	9,455,000	9,841,284

		115,923,414

Metals & Mining-3.80%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	6,828,000	7,988,760
Commercial Metals Co., 5.38%, 07/15/2027	1,062,000	1,128,375
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	3,341,000	3,597,221
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.38%, 03/01/2022(b)	2,460,000	2,324,700
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	7,972,000	8,109,318
Kaiser Aluminum Corp., 6.50%, 05/01/2025(b)	2,502,000	2,683,395
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)(c)	1,048,000	982,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Metals & Mining-(continued)
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	$1,971,000	$2,015,347
United States Steel Corp., 12.00%, 06/01/2025(b)	1,944,000	2,336,105

		31,165,396

Mortgage REITs-0.44%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	3,582,000	3,606,626

Multiline Retail-0.37%
Macy’s Retail Holdings LLC, 3.88%, 01/15/2022	3,032,000	3,054,134

Oil, Gas & Consumable Fuels-5.38%
Apache Corp., 3.25%, 04/15/2022	2,538,000	2,550,690
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	4,341,000	4,675,626
CITGO Petroleum Corp., 6.25%, 08/15/2022(b)	4,654,000	4,667,031
DCP Midstream Operating L.P., 4.95%, 04/01/2022	2,581,000	2,654,597
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/2025(b)	4,557,000	4,861,750
EQT Corp., 3.00%, 10/01/2022(c)	4,943,000	4,991,985
Murphy Oil Corp.
4.00%, 06/01/2022(c)	221,000	221,136
4.95%, 12/01/2022	2,423,000	2,442,663
NuStar Logistics L.P., 4.75%, 02/01/2022	1,902,000	1,921,971
QEP Resources, Inc., 5.38%, 10/01/2022	3,654,000	3,815,470
Range Resources Corp., 5.00%, 08/15/2022	1,000,000	1,012,500
SM Energy Co., 6.13%, 11/15/2022	1,640,000	1,622,575
Southwestern Energy Co., 4.10%, 03/15/2022	1,617,000	1,624,338
Teine Energy Ltd. (Canada), 6.88%, 09/30/2022(b)	2,362,000	2,369,381
Western Midstream Operating L.P., 4.00%, 07/01/2022	4,557,000	4,656,685

		44,088,398

Paper & Forest Products-0.33%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	2,502,000	2,692,778

Personal Products-0.45%
Edgewell Personal Care Co., 4.70%, 05/24/2022	3,504,000	3,670,037

Pharmaceuticals-3.64%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	10,837,000	12,010,647
8.50%, 01/31/2027(b)	12,646,000	14,007,532
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	3,632,000	3,806,118

		29,824,297

Professional Services-0.78%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	6,403,000	6,422,721

	Principal Amount	Value
Road & Rail-0.49%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 05/15/2025(b)(c)	$3,370,000	$4,028,161

Software-1.04%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	3,712,000	4,023,585
CDK Global, Inc., 4.88%, 06/01/2027	4,311,000	4,518,467

		8,542,052

Specialty Retail-2.33%
Gap, Inc. (The), 8.63%, 05/15/2025(b)	5,269,000	5,882,628
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	2,386,000	2,401,903
L Brands, Inc., 5.63%, 02/15/2022	5,665,000	5,859,734
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,327,000	2,464,409
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	2,282,000	2,514,479

		19,123,153

Technology Hardware, Storage & Peripherals-1.14%
NCR Corp., 8.13%, 04/15/2025(b)	3,090,000	3,379,687
Vericast Corp., 8.38%, 08/15/2022(b)	5,877,000	5,928,424

		9,308,111

Textiles, Apparel & Luxury Goods-1.26%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	2,632,000	2,840,915
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	1,432,000	1,517,920
William Carter Co. (The), 5.50%, 05/15/2025(b)	3,590,000	3,794,181
Wolverine World Wide, Inc., 6.38%, 05/15/2025(b)	2,026,000	2,170,353

		10,323,369

Thrifts & Mortgage Finance-0.25%
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022(b)	2,015,000	2,052,781

Trading Companies & Distributors-2.98%
Fortress Transportation and Infrastructure Investors LLC, 6.75%, 03/15/2022(b)	5,227,000	5,230,267
United Rentals North America, Inc., 5.50%, 05/15/2027	7,009,000	7,425,159
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	10,842,000	11,746,765

		24,402,191

Wireless Telecommunication Services-4.58%
C&W Senior Financing DAC (Ireland), 6.88%, 09/15/2027(b)	8,800,000	9,443,500
Sprint Communications, Inc., 6.00%, 11/15/2022	16,398,000	17,547,664
T-Mobile USA, Inc.
4.00%, 04/15/2022	3,875,000	4,021,475
5.38%, 04/15/2027	3,881,000	4,116,286
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), 8.88%, 05/01/2022(b)(c)	2,474,000	2,420,846

		37,549,771

Total U.S. Dollar Denominated Bonds & Notes (Cost $785,796,223)		794,600,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Money Market Funds-1.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $12,803,810)	12,803,810	$12,803,810

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.50% (Cost $798,600,033)		807,404,705

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.93%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,334,594	6,334,594

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,498,092	$9,501,891

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,836,485)		15,836,485

TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $814,436,518)		823,241,190
OTHER ASSETS LESS LIABILITIES-(0.43)%		(3,521,822)

NET ASSETS-100.00%		$819,719,368

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $504,948,838, which represented 61.60% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$130,304,634	$(117,500,824)	$-	$-	$12,803,810	$1,612

Invesco Premier U.S. Government Money Portfolio, Institutional Class	34,889,820	18,700,891	(53,590,711)	-	-	-	170

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,169,364	30,502,331	(37,337,101)	-	-	6,334,594	947	*

Invesco Private Prime Fund	4,401,169	31,475,891	(26,376,543)	(79)	1,453	9,501,891	3,640	*

Total	$52,460,353	$210,983,747	$(234,805,179)	$(79)	$1,453	$28,640,295	$6,369

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)

February 28, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Communication Services	25.29

Consumer Discretionary	21.44

Industrials	13.56

Financials	8.88

Materials	8.14

Energy	5.95

Health Care	5.88

Sector Types Each Less Than 3%	7.80

Money Market Funds Plus Other Assets Less Liabilities	3.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.09%

Aerospace & Defense-1.86%
Bombardier, Inc. (Canada), 6.13%, 01/15/2023(b)	$5,675,000	$5,619,669
SSL Robotics LLC, 9.75%, 12/31/2023(b)	3,797,000	4,259,759

		9,879,428

Air Freight & Logistics-0.47%
XPO Logistics, Inc., 6.13%, 09/01/2023(b)	2,430,000	2,474,044

Auto Components-1.32%
Dana, Inc., 5.63%, 06/15/2028	2,040,000	2,168,285
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	4,771,000	4,806,783

		6,975,068

Automobiles-6.21%
Ford Motor Co., 8.50%, 04/21/2023	9,633,000	10,788,960
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	4,160,000	4,228,952
4.14%, 02/15/2023	2,500,000	2,578,125
3.10%, 05/04/2023	2,702,000	2,743,287
4.38%, 08/06/2023	2,700,000	2,831,328
3.37%, 11/17/2023	2,840,000	2,921,082
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)	2,203,000	2,191,985
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	2,722,000	3,000,188
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	1,530,000	1,655,269

		32,939,176

Capital Markets-1.16%
APX Group, Inc., 7.63%, 09/01/2023	1,850,000	1,926,914
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	1,850,000	1,923,075
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	2,272,000	2,292,118

		6,142,107

Chemicals-2.17%
Avient Corp., 5.25%, 03/15/2023	2,721,000	2,933,551
CF Industries, Inc., 3.45%, 06/01/2023	3,344,000	3,490,300
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	2,925,000	2,973,584
LSB Industries, Inc., 9.63%, 05/01/2023(b)(c)	2,025,000	2,084,039

		11,481,474

Commercial Services & Supplies-4.27%
ADT Security Corp. (The), 4.13%, 06/15/2023	3,120,000	3,256,737
CoreCivic, Inc., 4.63%, 05/01/2023(c)	1,581,000	1,533,570
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2023(b)	3,969,000	4,053,341
Interface, Inc., 5.50%, 12/01/2028(b)	1,346,000	1,412,459
Modulaire Global Finance (2) PLC (United Kingdom), 10.00%, 08/15/2023(b)(c)	1,402,000	1,421,278
Modulaire Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	2,600,000	2,647,099

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)	$5,825,000	$6,042,505
Stericycle, Inc., 3.88%, 01/15/2029(b)	2,270,000	2,289,068

		22,656,057

Communications Equipment-0.71%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	1,390,000	1,605,450
Plantronics, Inc., 5.50%, 05/31/2023(b)	2,161,000	2,180,481

		3,785,931

Construction & Engineering-0.10%
Michael Baker International LLC, 8.75%, 03/01/2023(b)	500,000	509,375

Consumer Finance-2.81%
Navient Corp.
5.50%, 01/25/2023	4,572,000	4,740,593
7.25%, 09/25/2023	2,295,000	2,494,378
OneMain Finance Corp.
5.63%, 03/15/2023	4,175,000	4,448,984
8.25%, 10/01/2023	1,332,000	1,520,005
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	1,662,000	1,683,365

		14,887,325

Containers & Packaging-4.67%
Ball Corp., 4.00%, 11/15/2023	4,542,000	4,811,681
Berry Global, Inc., 5.13%, 07/15/2023(c)	1,798,000	1,829,465
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,720,000	2,878,100
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	4,542,000	4,786,133
OI European Group B.V., 4.00%, 03/15/2023(b)	1,654,000	1,696,384
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)	3,047,000	3,281,238
6.63%, 05/13/2027(b)	3,156,000	3,390,728
Sealed Air Corp., 5.25%, 04/01/2023(b)	1,948,000	2,063,214

		24,736,943

Diversified Telecommunication Services-1.21%
Lumen Technologies, Inc., Series W, 6.75%, 12/01/2023	3,410,000	3,787,606
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/2023(b)	2,562,000	2,605,234

		6,392,840

Electric Utilities-2.01%
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	3,816,000	4,041,863
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	1,902,000	1,852,073
PG&E Corp., 5.00%, 07/01/2028	4,540,000	4,778,690

		10,672,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Electrical Equipment-0.72%
EnerSys, 5.00%, 04/30/2023(b)	$1,301,000	$1,363,611
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	2,273,000	2,426,427

		3,790,038

Energy Equipment & Services-0.53%
CGG Holding (U.S.), Inc. (France), 9.00%, 05/01/2023(b)	1,543,000	1,585,432
Precision Drilling Corp. (Canada), 7.75%, 12/15/2023	1,200,000	1,208,490

		2,793,922

Entertainment-0.64%
Cinemark USA, Inc., 4.88%, 06/01/2023	3,415,000	3,386,263

Equity REITs-0.89%
GEO Group, Inc. (The), 5.13%, 04/01/2023(c)	1,369,000	1,256,913
Mack-Cali Realty L.P., 3.15%, 05/15/2023	1,192,000	1,207,204
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	100,000	100,470
Service Properties Trust, 4.50%, 06/15/2023	2,142,000	2,162,081

		4,726,668

Food & Staples Retailing-1.64%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	3,576,000	3,678,667
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	3,579,000	3,702,028
Ingles Markets, Inc., 5.75%, 06/15/2023	1,287,000	1,309,786

		8,690,481

Food Products-0.85%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(b)	4,089,000	4,492,707

Gas Utilities-0.34%
LBC Tank Terminals Holding Netherlands B.V. (Belgium), 6.88%, 05/15/2023(b)	1,808,000	1,811,390

Health Care Equipment & Supplies-2.53%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)	8,630,000	9,099,778
Hologic, Inc., 4.63%, 02/01/2028(b)	1,840,000	1,951,918
Teleflex, Inc., 4.25%, 06/01/2028(b)	2,275,000	2,354,625

		13,406,321

Health Care Providers & Services-5.91%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(b)	2,045,000	2,161,309
5.00%, 04/15/2029(b)	2,126,000	2,216,355
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	7,039,000	7,347,097
HCA, Inc., 5.88%, 05/01/2023	5,679,000	6,205,472
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	4,080,000	4,237,080
Tenet Healthcare Corp., 6.75%, 06/15/2023	8,500,000	9,184,930

		31,352,243

	Principal Amount	Value
Hotels, Restaurants & Leisure-4.58%
Brinker International, Inc., 3.88%, 05/15/2023	$1,243,000	$1,249,992
Carlson Travel, Inc., 6.75%, 12/15/2023(b)	1,397,485	1,151,032
Carnival Corp., 10.50%, 02/01/2026(b)(c)	3,470,000	4,038,212
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	2,300,000	2,327,313
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	1,744,000	1,793,033
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	2,085,000	2,262,235
MGM Resorts International, 6.00%, 03/15/2023	5,611,000	5,989,742
Travel + Leisure Co., 3.90%, 03/01/2023	1,745,000	1,783,172
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	2,269,000	2,295,944
Yum! Brands, Inc., 3.88%, 11/01/2023	1,336,000	1,394,310

		24,284,985

Household Durables-2.75%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	1,446,000	1,438,770
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,125,000	1,207,519
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	1,365,000	1,455,172
KB Home, 7.63%, 05/15/2023	1,572,000	1,725,270
Newell Brands, Inc., 4.35%, 04/01/2023	4,904,000	5,161,460
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	1,827,000	1,915,061
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	1,586,000	1,686,941

		14,590,193

Household Products-0.26%
Central Garden & Pet Co., 5.13%, 02/01/2028	1,320,000	1,397,299

Independent Power and Renewable Electricity Producers-1.21%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	3,799,000	4,063,752
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	2,291,000	2,341,116

		6,404,868

IT Services-1.67%
Gartner, Inc., 4.50%, 07/01/2028(b)	3,638,000	3,824,447
Rackspace Technology Global, Inc., 5.38%, 12/01/2028(b)(c)	2,520,000	2,604,420
Unisys Corp., 6.88%, 11/01/2027(b)	2,217,000	2,444,243

		8,873,110

Leisure Products-0.52%
Mattel, Inc., 3.15%, 03/15/2023	1,135,000	1,153,324
Vista Outdoor, Inc., 5.88%, 10/01/2023	1,601,000	1,629,298

		2,782,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Machinery-0.59%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	$1,540,000	$1,518,663
Titan International, Inc., 6.50%, 11/30/2023	1,651,000	1,632,253

		3,150,916

Media-4.23%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	2,578,000	2,605,404
CSC Holdings LLC, 5.38%, 02/01/2028(b)	4,810,000	5,097,157
DISH DBS Corp., 5.00%, 03/15/2023	7,166,000	7,389,937
GCI LLC, 4.75%, 10/15/2028(b)	2,864,000	2,966,030
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	4,097,000	4,378,669

		22,437,197

Metals & Mining-6.10%
Alcoa Nederland Holding B.V.
5.50%, 12/15/2027(b)	3,410,000	3,618,862
6.13%, 05/15/2028(b)	2,300,000	2,499,812
Allegheny Technologies, Inc., 7.88%, 08/15/2023	2,265,000	2,475,362
Arconic Corp., 6.13%, 02/15/2028(b)	2,720,000	2,875,598
Commercial Metals Co., 4.88%, 05/15/2023	1,439,000	1,519,793
Constellium SE, 5.63%, 06/15/2028(b)	1,400,000	1,481,375
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	6,984,000	7,296,185
4.13%, 03/01/2028	3,065,000	3,223,997
4.38%, 08/01/2028	2,983,000	3,178,759
Joseph T. Ryerson & Son, Inc., 8.50%, 08/01/2028(b)	2,044,000	2,242,012
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	1,841,000	1,945,781

		32,357,536

Mortgage REITs-0.26%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	1,305,000	1,362,094

Multiline Retail-0.55%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	2,905,000	2,891,114

Oil, Gas & Consumable Fuels-10.56%
Antero Resources Corp., 5.63%, 06/01/2023(c)	2,655,000	2,661,505
Buckeye Partners L.P., 4.15%, 07/01/2023	2,269,000	2,304,759
Callon Petroleum Co., 6.25%, 04/15/2023	2,470,000	2,303,275
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023	1,595,000	1,552,964
Cheniere Energy, Inc., 4.63%, 10/15/2028(b)	9,438,000	9,850,912
DCP Midstream Operating L.P., 3.88%, 03/15/2023	2,278,000	2,352,035
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(b)	4,550,000	4,816,175
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/2023(b)	1,350,000	1,314,563

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQM Midstream Partners L.P., 4.75%, 07/15/2023	$5,241,000	$5,412,957
Frontera Energy Corp. (Colombia), 9.70%, 06/25/2023(b)	1,438,000	1,436,217
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	2,520,000	2,423,925
Occidental Petroleum Corp., 2.70%, 02/15/2023	5,432,000	5,319,992
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	2,384,000	2,322,910
QEP Resources, Inc., 5.25%, 05/01/2023	3,038,000	3,227,116
Range Resources Corp., 5.00%, 03/15/2023(c)	2,417,000	2,433,617
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	1,813,000	1,796,130
Seven Generations Energy Ltd. (Canada), 6.75%, 05/01/2023(b)	1,778,000	1,792,446
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	2,677,000	2,684,750

		56,006,248

Paper & Forest Products-0.29%
Norbord, Inc. (Canada), 6.25%, 04/15/2023(b)	1,394,000	1,533,254

Personal Products-1.14%
Avon Products, Inc. (United Kingdom), 7.00%, 03/15/2023	2,276,000	2,441,010
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	3,405,000	3,618,817

		6,059,827

Pharmaceuticals-2.89%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,520,000	1,614,681
Elanco Animal Health, Inc., 5.27%, 08/28/2023	3,574,000	3,848,751
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	9,147,000	9,845,008

		15,308,440

Professional Services-0.63%
Jaguar Holding Co. II/PPD Development L.P., 5.00%, 06/15/2028(b)	3,185,000	3,364,156

Real Estate Management & Development-0.97%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	2,952,000	3,200,485
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.88%, 06/01/2023(b)	1,866,000	1,941,806

		5,142,291

Road & Rail-1.39%
BCD Acquisition, Inc., 9.63%, 09/15/2023(b)	3,097,000	3,175,974
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,721,000	1,710,063
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	2,316,000	2,478,699

		7,364,736

Semiconductors & Semiconductor Equipment-0.36%
Entegris, Inc., 4.38%, 04/15/2028(b)	1,820,000	1,914,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Specialty Retail-2.24%
Caleres, Inc., 6.25%, 08/15/2023	$916,000	$925,160
Gap, Inc. (The)
8.38%, 05/15/2023(b)(c)	2,275,000	2,605,125
8.88%, 05/15/2027(b)	4,540,000	5,322,832
L Brands, Inc., 5.63%, 10/15/2023	1,931,000	2,093,928
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/2023	900,000	907,313

		11,854,358

Technology Hardware, Storage & Peripherals-2.67%
EMC Corp., 3.38%, 06/01/2023	4,547,000	4,723,424
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	1,840,000	2,037,809
Seagate HDD Cayman, 4.75%, 06/01/2023	2,450,000	2,621,990
Xerox Corp., 4.38%, 03/15/2023	4,545,000	4,749,048

		14,132,271

Thrifts & Mortgage Finance-0.92%
Quicken Loans LLC, 5.25%, 01/15/2028(b)	4,590,000	4,851,286

Trading Companies & Distributors-3.17%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	1,805,000	2,062,348
United Rentals North America, Inc., 4.88%, 01/15/2028	7,580,000	8,047,838
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	6,014,000	6,691,507

		16,801,693

Wireless Telecommunication Services-4.12%
Sprint Corp., 7.88%, 09/15/2023	14,067,000	16,124,299
T-Mobile USA, Inc.
6.00%, 03/01/2023	397,000	399,561
4.75%, 02/01/2028	5,019,000	5,314,240

		21,838,100

Total U.S. Dollar Denominated Bonds & Notes (Cost $506,224,104)		514,685,170

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Money Market Funds-1.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $7,872,916)	7,872,916	$7,872,916

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.57% (Cost $514,097,020)		522,558,086

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.24%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,861,211	6,861,211
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,287,702	10,291,817

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,153,028)		17,153,028

TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $531,250,048)		539,711,114

OTHER ASSETS LESS LIABILITIES-(1.81)%		(9,596,540)

NET ASSETS-100.00%		$530,114,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $262,549,986, which represented 49.53% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$85,942,238	$(78,069,322)	$-	$-	$7,872,916	$1,298

Invesco Premier U.S. Government Money Portfolio, Institutional Class	7,208,077	11,401,325	(18,609,402)	-	-	-	72

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,260,253	30,521,361	(31,920,403)	-	-	6,861,211	891	*

Invesco Private Prime Fund	2,753,473	38,792,130	(31,255,067)	-	1,281	10,291,817	4,058	*

Total	$18,221,803	$166,657,054	$(159,854,194)	$-	$1,281	$25,025,944	$6,319

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Consumer Discretionary	18.17

Materials	13.23

Industrials	13.20

Health Care	11.33

Energy	11.09

Communication Services	10.69

Financials	5.38

Information Technology	4.92

Consumer Staples	3.89

Utilities	3.56

Real Estate	1.63
Money Market Funds Plus Other Assets Less Liabilities	2.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.22%
Aerospace & Defense-1.51%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$2,283,000	$2,146,020
Triumph Group, Inc., 8.88%, 06/01/2024(b)	1,600,000	1,771,000

		3,917,020

Airlines-0.29%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	729,000	749,503

Auto Components-1.89%
Dana, Inc., 5.50%, 12/15/2024(c)	974,000	992,871
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	1,191,000	1,211,843
Tenneco, Inc.
5.38%, 12/15/2024	493,000	487,875
7.88%, 01/15/2029(b)	1,140,000	1,279,969
Tupy Overseas S.A. (Brazil), 6.63%, 07/17/2024(b)	903,000	922,640

		4,895,198

Automobiles-3.42%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)(c)	1,190,000	1,286,824
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	1,800,000	1,856,250
3.66%, 09/08/2024	1,900,000	1,959,670
4.06%, 11/01/2024	3,550,000	3,736,375

		8,839,119

Banks-2.44%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	1,001,000	1,041,666
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	4,830,000	5,263,293

		6,304,959

Capital Markets-1.20%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	547,000	571,615
MSCI, Inc., 4.00%, 11/15/2029(b)	2,380,000	2,526,822

		3,098,437

Chemicals-2.83%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)	1,043,000	986,829
INEOS Group Holdings S.A. (Luxembourg), 5.63%, 08/01/2024(b)	1,100,000	1,120,157
OCI N.V. (Netherlands), 5.25%, 11/01/2024(b)	1,400,000	1,449,875
Olin Corp., 5.63%, 08/01/2029	1,760,000	1,900,809
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	950,000	1,010,330
WR Grace & Co.-Conn, 5.63%, 10/01/2024(b)	775,000	846,079

		7,314,079

Commercial Services & Supplies-0.98%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	860,000	884,635
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	720,000	777,913
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	859,000	864,369

		2,526,917

	Principal Amount	Value
Construction & Engineering-0.80%
AECOM, 5.88%, 10/15/2024	$1,856,000	$2,064,800

Construction Materials-0.18%
US Concrete, Inc., 6.38%, 06/01/2024	454,000	465,180

Consumer Finance-2.39%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	930,000	946,368
Enova International, Inc., 8.50%, 09/01/2024(b)	574,000	586,137
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	1,308,000	1,356,370
Navient Corp.
6.13%, 03/25/2024	1,974,000	2,087,475
5.88%, 10/25/2024	1,144,000	1,206,920

		6,183,270

Containers & Packaging-2.03%
Graphic Packaging International LLC, 4.13%, 08/15/2024	727,000	775,087
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	3,385,000	3,402,636
Sealed Air Corp., 5.13%, 12/01/2024(b)	986,000	1,081,519

		5,259,242

Distributors-0.55%
Wolverine Escrow LLC, 8.50%, 11/15/2024(b)	1,456,000	1,425,970

Diversified Consumer Services-1.50%
Blackboard, Inc., 10.38%, 11/15/2024(b)(c)	574,000	604,494
Cengage Learning, Inc., 9.50%, 06/15/2024(b)	1,420,000	1,412,012
Service Corp. International, 5.13%, 06/01/2029	1,710,000	1,850,767

		3,867,273

Diversified Financial Services-1.18%
Fairstone Financial, Inc. (Canada), 7.88%, 07/15/2024(b)	986,000	1,037,627
Lions Gate Capital Holdings LLC, 5.88%, 11/01/2024(b)	1,175,000	1,200,080
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	800,000	804,916

		3,042,623

Diversified Telecommunication Services-2.12%
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	1,434,000	1,493,081
Lumen Technologies, Inc., Series Y, 7.50%, 04/01/2024	2,379,000	2,673,401
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc., 8.00%, 11/30/2024(b)	1,300,000	1,308,125

		5,474,607

Electric Utilities-1.37%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	1,607,000	1,701,411
NRG Energy, Inc., 5.25%, 06/15/2029(b)	1,729,000	1,833,086

		3,534,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Electrical Equipment-0.40%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	$937,000	$1,035,971

Electronic Equipment, Instruments & Components-0.55%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	1,298,000	1,435,101

Energy Equipment & Services-1.19%
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	730,000	791,274
Oceaneering International, Inc., 4.65%, 11/15/2024	1,070,000	1,067,994
Weatherford International Ltd., 8.75%, 09/01/2024(b)	1,147,000	1,207,934

		3,067,202

Entertainment-0.90%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	1,293,000	1,309,654
Netflix, Inc., 5.75%, 03/01/2024	912,000	1,025,430

		2,335,084

Equity REITs-3.57%
GEO Group, Inc. (The), 5.88%, 10/15/2024(c)	526,000	411,924
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)	1,160,000	1,201,192
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.63%, 05/01/2024	2,318,000	2,507,786
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	1,080,000	1,031,400
SBA Communications Corp., 4.88%, 09/01/2024	2,602,000	2,672,124
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/2024(b)	1,370,000	1,410,394

		9,234,820

Food & Staples Retailing-1.61%
Performance Food Group, Inc., 5.50%, 06/01/2024(b)	826,000	830,130
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	2,000,000	2,147,800
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	1,143,000	1,180,833

		4,158,763

Food Products-2.92%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	3,265,000	3,677,957
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	1,917,000	1,994,639
Post Holdings, Inc., 5.50%, 12/15/2029(b)	1,760,000	1,886,412

		7,559,008

Gas Utilities-1.18%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	1,659,000	1,839,931
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	1,195,000	1,216,647

		3,056,578

Health Care Equipment & Supplies-0.88%
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(b)	2,157,000	2,289,116

	Principal Amount	Value
Health Care Providers & Services-2.53%
Owens & Minor, Inc., 4.38%, 12/15/2024	$600,000	$613,875
Tenet Healthcare Corp.
4.63%, 07/15/2024	4,432,000	4,502,912
4.63%, 09/01/2024(b)	1,396,000	1,432,212

		6,548,999

Hotels, Restaurants & Leisure-8.13%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	1,871,000	1,891,581
Carnival Corp.
7.63%, 03/01/2026(b)	3,420,000	3,599,550
9.88%, 08/01/2027(b)	2,060,000	2,371,740
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	1,042,000	1,047,210
Diamond Resorts International, Inc., 10.75%, 09/01/2024(b)	1,473,000	1,515,128
Enterprise Development Authority (The), 12.00%, 07/15/2024(b)	998,000	1,129,237
Gateway Casinos & Entertainment Ltd. (Canada), 8.25%, 03/01/2024(b)	527,000	500,650
Golden Nugget, Inc., 6.75%, 10/15/2024(b)	3,079,000	3,134,822
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	624,000	652,794
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(b)	860,000	898,352
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)(c)	1,144,000	1,197,625
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	2,407,000	2,412,897
Travel + Leisure Co., 5.65%, 04/01/2024	626,000	668,972

		21,020,558

Household Durables-1.02%
Newell Brands, Inc., 4.00%, 12/01/2024	500,000	528,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	898,000	972,543
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	1,035,000	1,133,972

		2,635,265

Household Products-0.21%
Spectrum Brands, Inc., 6.13%, 12/15/2024	517,000	530,752

Industrial Conglomerates-1.12%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	2,743,000	2,887,872

Interactive Media & Services-0.35%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	827,000	901,430

IT Services-0.25%
Flexential Intermediate Corp., 11.25%, 08/01/2024(b)	600,000	649,875

Machinery-0.92%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	509,000	514,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Machinery-(continued)
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	$816,000	$858,925
Welbilt, Inc., 9.50%, 02/15/2024(c)	982,000	1,007,164

		2,380,179

Marine-0.50%
Stena AB (Sweden), 7.00%, 02/01/2024(b)	1,300,000	1,285,238

Media-15.63%
AMC Networks, Inc., 5.00%, 04/01/2024	2,292,000	2,323,515
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029(b)	3,533,000	3,811,612
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	6,278,000	6,548,739
CSC Holdings LLC
5.25%, 06/01/2024	1,713,000	1,846,828
6.50%, 02/01/2029(b)	4,200,000	4,638,795
DISH DBS Corp., 5.88%, 11/15/2024	4,787,000	5,021,779
Entercom Media Corp., 7.25%, 11/01/2024(b)(c)	935,000	947,412
Lamar Media Corp., 4.88%, 01/15/2029	940,000	991,709
MDC Partners, Inc., 7.50%, 05/01/2024(b)(d)	2,079,000	2,097,732
Salem Media Group, Inc., 6.75%, 06/01/2024(b)	400,000	394,000
Sirius XM Radio, Inc.
4.63%, 07/15/2024(b)	3,480,000	3,584,400
5.50%, 07/01/2029(b)	2,960,000	3,209,750
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	1,375,000	1,503,033
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	3,270,000	3,510,051

		40,429,355

Metals & Mining-3.32%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	1,630,000	1,694,181
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(c)	1,000,000	1,062,376
Cleveland-Cliffs, Inc., 4.88%, 01/15/2024(b)	937,000	960,706
Coeur Mining, Inc., 5.88%, 06/01/2024(c)	530,000	545,264
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	671,000	693,576
Constellium SE, 5.75%, 05/15/2024(b)	900,000	915,656
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	1,724,000	1,901,787
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)(c)	788,000	812,255

		8,585,801

Multiline Retail-0.42%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024(c)	1,104,000	1,097,100

Oil, Gas & Consumable Fuels-6.25%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	1,551,000	1,566,510
Antero Resources Corp., 7.63%, 02/01/2029(b)	200,000	213,625
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)	900,000	829,688

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	$500,000	$547,500
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	1,245,000	1,255,894
EQM Midstream Partners L.P., 4.00%, 08/01/2024	1,140,000	1,153,184
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	731,000	717,751
Murphy Oil Corp., 6.88%, 08/15/2024(c)	1,349,000	1,370,921
Occidental Petroleum Corp., 6.95%, 07/01/2024	1,415,000	1,563,575
PDC Energy, Inc., 6.13%, 09/15/2024	933,000	955,005
Range Resources Corp., 8.25%, 01/15/2029(b)	1,500,000	1,614,862
SM Energy Co., 5.00%, 01/15/2024	660,000	631,950
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029(b)	1,910,000	1,911,194
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	1,650,000	1,832,531

		16,164,190

Paper & Forest Products-0.35%
Louisiana-Pacific Corp., 4.88%, 09/15/2024	886,000	910,166

Pharmaceuticals-1.02%
Bausch Health Cos., Inc., 7.25%, 05/30/2029(b)	1,740,000	1,930,643
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)	700,000	703,938

		2,634,581

Real Estate Management & Development-0.94%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	2,390,000	2,418,680

Road & Rail-0.32%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 6.38%, 04/01/2024(b)	826,000	838,906

Semiconductors & Semiconductor Equipment-0.85%
Qorvo, Inc., 4.38%, 10/15/2029	2,046,000	2,210,642

Software-3.86%
BY Crown Parent LLC, 7.38%, 10/15/2024(b)	807,000	822,047
CDK Global, Inc.
5.00%, 10/15/2024	1,150,000	1,273,625
5.25%, 05/15/2029(b)	1,140,000	1,228,133
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(b)	4,573,000	4,738,771
Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 02/01/2024(b)(c)	1,901,000	1,917,729

		9,980,305

Specialty Retail-0.64%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	305,000	293,563
L Brands, Inc., 7.50%, 06/15/2029	1,193,000	1,350,106

		1,643,669

Technology Hardware, Storage & Peripherals-2.88%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	3,822,000	3,961,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	$997,000	$1,018,186
NCR Corp., 6.13%, 09/01/2029(b)	1,150,000	1,232,444
Seagate HDD Cayman, 4.88%, 03/01/2024	1,148,000	1,235,478

		7,447,152

Textiles, Apparel & Luxury Goods-0.84%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	2,062,000	2,163,811

Trading Companies & Distributors-0.33%
WESCO Distribution, Inc., 5.38%, 06/15/2024	825,000	845,625

Wireless Telecommunication Services-2.66%
Sprint Corp., 7.13%, 06/15/2024	5,974,000	6,886,290

Total U.S. Dollar Denominated Bonds & Notes (Cost $242,211,441)		246,230,778

	Shares
Money Market Funds-3.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $8,588,762)	8,588,762	8,588,762

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.54% (Cost $250,800,203)		254,819,540

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 0.01%(e)(f)(g)	3,786,048	$3,786,048
Invesco Private Prime Fund, 0.11%(e)(f)(g)	6,222,211	6,224,699

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,010,747)		10,010,747

TOTAL INVESTMENTS IN SECURITIES-102.41% (Cost $260,810,950)		264,830,287
OTHER ASSETS LESS LIABILITIES-(2.41)%		(6,221,630)

NET ASSETS-100.00%.		$258,608,657

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $144,962,157, which represented 56.05% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$48,054,450	$(39,465,688)	$-	$-	$8,588,762	$503

Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,661,538	5,224,030	(8,885,568)	-	-	-	26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$4,302,260	$20,543,707	$(21,059,919)	$-	$-	$3,786,048	$507	*

Invesco Private Prime Fund	1,434,103	24,984,321	(20,194,402)	-	677	6,224,699	2,642	*

Total	$9,397,901	$98,806,508	$(89,605,577)	$-	$677	$18,599,509	$3,678

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Communication Services	21.66

Consumer Discretionary	17.86

Materials	8.71

Information Technology	8.39

Industrials	7.72

Energy	7.44

Financials	7.21

Consumer Staples	4.74

Real Estate	4.51

Health Care	4.43

Utilities	2.55

Money Market Funds Plus Other Assets Less Liabilities	4.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.12%
Aerospace & Defense-2.05%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$1,591,000	$1,457,260
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	319,000	334,119
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)	530,000	551,714
7.50%, 04/15/2025(b)	1,270,000	1,346,200
TransDigm, Inc., 6.50%, 05/15/2025	795,000	811,695

		4,500,988

Air Freight & Logistics-0.25%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)	490,000	548,800

Airlines-1.44%
American Airlines, Inc., 11.75%, 07/15/2025(b)	2,660,000	3,168,725

Auto Components-0.66%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025(c)	739,000	762,168
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	420,000	433,020
GC EOS Buyer, Inc., 9.25%, 08/01/2025(b)	232,000	253,460

		1,448,648

Automobiles-6.35%
Ford Motor Co., 9.00%, 04/22/2025	3,550,000	4,314,120
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	700,000	746,813
5.13%, 06/16/2025	1,900,000	2,055,230
4.13%, 08/04/2025	1,700,000	1,792,437
3.38%, 11/13/2025	2,100,000	2,136,981
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	880,000	952,050
Tesla, Inc., 5.30%, 08/15/2025(b)	1,891,000	1,970,327

		13,967,958

Banks-1.08%
Deutsche Bank AG (Germany), 4.50%, 04/01/2025	1,500,000	1,597,774
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	755,000	787,087

		2,384,861

Beverages-0.37%
Primo Water Holdings, Inc. (Canada), 5.50%, 04/01/2025(b)	793,000	816,877

Building Products-0.46%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/2025(b)	530,000	570,744
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	427,000	432,826

		1,003,570

Capital Markets-0.38%
MSCI, Inc., 3.63%, 09/01/2030(b)	425,000	443,742
StoneX Group, Inc., 8.63%, 06/15/2025(b)	365,000	388,497

		832,239

	Principal Amount	Value
Chemicals-3.37%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	$250,000	$261,406
Avient Corp., 5.75%, 05/15/2025(b)	675,000	716,479
Chemours Co. (The), 7.00%, 05/15/2025(c)	784,000	808,994
Consolidated Energy Finance S.A. (Switzerland), 6.88%, 06/15/2025(b)	506,000	515,804
Koppers, Inc., 6.00%, 02/15/2025(b)	520,000	537,225
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/2025(b)	400,000	405,508
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	390,000	404,986
Olin Corp., 9.50%, 06/01/2025(b)	505,000	625,496
PQ Corp., 5.75%, 12/15/2025(b)	292,000	299,847
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	544,000	558,413
SPCM S.A. (France), 4.88%, 09/15/2025(b)	600,000	618,750
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	522,000	530,339
Tronox Finance PLC, 5.75%, 10/01/2025(b)	467,000	483,443
Venator Finance S.a.r.l./Venator Materials LLC
9.50%, 07/01/2025(b)	220,000	249,700
5.75%, 07/15/2025(b)	391,000	385,135

		7,401,525

Commercial Services & Supplies-2.72%
Core & Main L.P., 6.13%, 08/15/2025(b)	792,000	811,384
Covanta Holding Corp.
5.88%, 07/01/2025	420,000	436,756
5.00%, 09/01/2030	420,000	436,275
Garda World Security Corp. (Canada), 8.75%, 05/15/2025(b)	150,000	156,092
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)	530,000	544,355
3.75%, 08/01/2025(b)	810,000	826,706
Intrado Corp., 8.50%, 10/15/2025(b)	898,000	892,949
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)	1,012,000	1,028,445
Matthews International Corp., 5.25%, 12/01/2025(b)	299,000	304,575
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	537,000	552,775

		5,990,312

Communications Equipment-0.99%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	1,383,000	1,410,508
ViaSat, Inc., 5.63%, 09/15/2025(b)	745,000	760,831

		2,171,339

Construction & Engineering-0.83%
PowerTeam Services LLC, 9.03%, 12/04/2025(b)	1,050,000	1,165,500
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	641,000	649,814

		1,815,314

Construction Materials-0.61%
Picasso Finance Sub, Inc., 6.13%, 06/15/2025(b)	700,000	744,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Construction Materials-(continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/2025(b)	$319,000	$324,948
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	259,000	269,009

		1,338,722

Consumer Finance-2.31%
Ally Financial, Inc., 5.75%, 11/20/2025	1,115,000	1,273,968
Curo Group Holdings Corp., 8.25%, 09/01/2025(b)	735,000	742,350
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	360,000	365,508
Navient Corp., 6.75%, 06/25/2025	529,000	569,839
OneMain Finance Corp., 6.88%, 03/15/2025	1,340,000	1,513,872
SLM Corp., 4.20%, 10/29/2025	590,000	619,500

		5,085,037

Containers & Packaging-2.24%
Ball Corp., 5.25%, 07/01/2025	1,054,000	1,187,726
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	1,444,000	1,428,676
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	297,000	320,760
6.38%, 08/15/2025(b)	319,000	355,087
Pactiv LLC, 7.95%, 12/15/2025	278,000	313,445
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)	527,000	542,481
Sealed Air Corp., 5.50%, 09/15/2025(b)	439,000	488,662
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	289,000	294,388

		4,931,225

Diversified Consumer Services-0.55%
Laureate Education, Inc., 8.25%, 05/01/2025(b)	843,000	884,623
WW International, Inc., 8.63%, 12/01/2025(b)	316,000	330,396

		1,215,019

Diversified Financial Services-1.91%
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	700,000	743,085
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/2025(b)	790,000	855,179
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	943,000	973,836
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	279,000	276,210
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	1,310,000	1,346,025

		4,194,335

Diversified Telecommunication Services-0.78%
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b)	257,000	274,187
Level 3 Financing, Inc., 5.38%, 05/01/2025	843,000	866,499
Lumen Technologies, Inc., 5.63%, 04/01/2025	526,000	564,437

		1,705,123

Electric Utilities-1.02%
DPL, Inc., 4.13%, 07/01/2025(b)	450,000	482,063

	Principal Amount	Value
Electric Utilities-(continued)
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	$600,000	$623,625
PG&E Corp., 5.25%, 07/01/2030	1,070,000	1,145,916

		2,251,604

Electrical Equipment-0.37%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	739,000	812,216

Electronic Equipment, Instruments & Components-0.68%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	410,000	436,650
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	642,000	663,507
TTM Technologies, Inc., 5.63%, 10/01/2025(b)	390,000	402,966

		1,503,123

Energy Equipment & Services-0.60%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	375,000	377,109
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	395,000	360,890
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)	530,000	573,725

		1,311,724

Entertainment-1.13%
AMC Entertainment Holdings, Inc., 10.50%, 04/15/2025(b)(c)	500,000	527,037
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	400,000	409,250
Netflix, Inc.
5.88%, 02/15/2025	853,000	977,197
3.63%, 06/15/2025(b)	530,000	565,444

		2,478,928

Equity REITs-3.84%
CTR Partnership L.P./CareTrust Capital Corp., 5.25%, 06/01/2025	335,000	346,613
FelCor Lodging L.P., 6.00%, 06/01/2025	498,000	513,734
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,380,000	1,421,400
iStar, Inc., 4.25%, 08/01/2025	585,000	586,176
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.63%, 06/15/2025(b)	839,000	890,179
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.50%, 06/01/2025(b)	680,000	738,531
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	2,386,000	2,574,601
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	793,000	805,391
XHR L.P., 6.38%, 08/15/2025(b)	530,000	561,469

		8,438,094

Food & Staples Retailing-1.21%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 5.75%, 03/15/2025(c)	215,000	222,503
Dole Food Co., Inc., 7.25%, 06/15/2025(b)	320,000	328,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Food & Staples Retailing-(continued)
Performance Food Group, Inc., 6.88%, 05/01/2025(b)(c)	$289,000	$309,049
Rite Aid Corp., 7.50%, 07/01/2025(b)	634,000	665,266
US Foods, Inc., 6.25%, 04/15/2025(b)	1,060,000	1,131,640

		2,656,824

Food Products-0.97%
B&G Foods, Inc., 5.25%, 04/01/2025	953,000	978,159
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	568,000	591,779
Del Monte Foods, Inc., 11.88%, 05/15/2025(b)	500,000	565,938

		2,135,876

Gas Utilities-0.85%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	753,000	828,097
Ferrellgas L.P./Ferrellgas Finance Corp., 10.00%, 04/15/2025(b)	690,000	766,762
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.75%, 03/01/2025	262,000	265,303

		1,860,162

Health Care Equipment & Supplies-0.27%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	319,000	328,291
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.38%, 06/01/2025(b)	246,000	263,989

		592,280

Health Care Providers & Services-6.27%
Air Methods Corp., 8.00%, 05/15/2025(b)	530,000	499,525
Akumin, Inc., 7.00%, 11/01/2025(b)	420,000	439,950
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	1,261,000	1,293,446
Community Health Systems, Inc., 6.63%, 02/15/2025(b)	1,557,000	1,640,302
Encompass Health Corp., 5.75%, 09/15/2025(c)	373,000	386,987
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	635,000	661,194
HCA, Inc.
5.38%, 02/01/2025	2,818,000	3,167,390
7.69%, 06/15/2025	139,000	168,697
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	700,000	742,000
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	740,000	792,725
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	845,000	875,631
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	386,000	394,926
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	758,000	686,464
Tenet Healthcare Corp.
5.13%, 05/01/2025	1,495,000	1,511,819
7.00%, 08/01/2025(c)	515,000	533,797

		13,794,853

	Principal Amount	Value
Hotels, Restaurants & Leisure-10.76%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	$636,000	$651,264
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	3,618,000	3,835,080
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025(b)	1,060,000	1,114,325
5.25%, 10/15/2025(b)	1,802,000	1,791,179
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	1,070,000	1,122,831
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)(c)	462,000	431,344
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	580,000	616,250
ESH Hospitality, Inc., 5.25%, 05/01/2025(b)	1,382,000	1,410,822
Golden Nugget, Inc., 8.75%, 10/01/2025(b)(c)	650,000	692,737
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	525,000	552,694
International Game Technology PLC, 6.50%, 02/15/2025(b)	1,100,000	1,218,250
MGM Resorts International, 5.75%, 06/15/2025	729,000	804,106
Powdr Corp., 6.00%, 08/01/2025(b)	320,000	335,600
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	820,000	973,750
7.38%, 09/01/2025(b)	900,000	968,850
Scientific Games International, Inc.
8.63%, 07/01/2025(b)	580,000	625,315
5.00%, 10/15/2025(b)	1,328,000	1,365,690
Seaworld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	240,000	260,250
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/2025(b)	530,000	574,740
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	345,000	358,800
Station Casinos LLC, 5.00%, 10/01/2025(b)	576,000	581,806
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	238,000	231,728
Travel + Leisure Co., 6.60%, 10/01/2025	379,000	426,809
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	630,000	673,565
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	1,913,000	2,030,171

		23,647,956

Household Durables-2.10%
American Greetings Corp., 8.75%, 04/15/2025(b)	278,000	287,556
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/2025(b)	259,000	268,361
At Home Holding III, Inc., 8.75%, 09/01/2025(b)	290,000	316,644
Beazer Homes USA, Inc., 6.75%, 03/15/2025	239,000	247,639
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 6.38%, 05/15/2025(b)	369,000	380,031
Century Communities, Inc., 5.88%, 07/15/2025	415,000	428,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Household Durables-(continued)
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	$420,000	$443,100
M/I Homes, Inc., 5.63%, 08/01/2025	261,000	272,065
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	640,000	665,901
Meritage Homes Corp., 6.00%, 06/01/2025	419,000	471,637
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	250,000	256,825
Newell Brands, Inc., 4.88%, 06/01/2025	522,000	574,696

		4,613,418

Household Products-0.91%
Central Garden & Pet Co., 4.13%, 10/15/2030	528,000	549,257
Spectrum Brands, Inc.
5.75%, 07/15/2025	1,071,000	1,104,469
5.50%, 07/15/2030(b)	315,000	340,038

		1,993,764

Industrial Conglomerates-0.87%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	1,074,000	1,076,685
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	799,000	827,924

		1,904,609

Insurance-1.00%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	959,000	984,773
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	534,000	547,647
USI, Inc., 6.88%, 05/01/2025(b)	657,000	671,365

		2,203,785

Interactive Media & Services-0.26%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	530,000	571,406

IT Services-0.15%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)(c)	309,000	319,815

Leisure Products-0.75%
Mattel, Inc., 6.75%, 12/31/2025(b)	1,573,000	1,654,009

Machinery-1.96%
Meritor, Inc., 6.25%, 06/01/2025(b)	320,000	341,600
Navistar International Corp.
9.50%, 05/01/2025(b)	640,000	717,200
6.63%, 11/01/2025(b)	1,186,000	1,231,957
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/2025(b)	520,000	534,950
Tennant Co., 5.63%, 05/01/2025	319,000	330,165
Terex Corp., 5.63%, 02/01/2025(b)	633,000	650,803
TriMas Corp., 4.88%, 10/15/2025(b)	167,000	170,732
Wabash National Corp., 5.50%, 10/01/2025(b)	329,000	336,368

		4,313,775

Media-1.83%
AMC Networks, Inc., 4.75%, 08/01/2025	849,000	874,470
E.W. Scripps Co. (The), 5.13%, 05/15/2025(b)	418,000	425,054
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)	347,000	368,688

	Principal Amount	Value
Media-(continued)
Meredith Corp., 6.50%, 07/01/2025(b)	$320,000	$341,800
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	420,000	445,987
Univision Communications, Inc., 5.13%, 02/15/2025(b)	1,565,000	1,569,421

		4,025,420

Metals & Mining-1.73%
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025(c)	396,000	406,128
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	620,000	673,667
4.63%, 08/01/2030	888,000	982,816
Hudbay Minerals, Inc. (Peru), 7.63%, 01/15/2025(b)	620,000	646,657
New Gold, Inc. (Canada), 6.38%, 05/15/2025(b)	87,000	89,991
TMS International Holding Corp., 7.25%, 08/15/2025(b)	232,000	237,849
United States Steel Corp., 6.88%, 08/15/2025(c)	785,000	775,187

		3,812,295

Mortgage REITs-0.67%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	364,000	362,408
New Residential Investment Corp., 6.25%, 10/15/2025(b)	580,000	583,697
Starwood Property Trust, Inc., 4.75%, 03/15/2025	525,000	538,282

		1,484,387

Multiline Retail-0.69%
Macy’s, Inc., 8.38%, 06/15/2025(b)	1,380,000	1,526,887

Oil, Gas & Consumable Fuels-11.96%
Antero Resources Corp., 5.00%, 03/01/2025(c)	619,000	616,524
Apache Corp., 4.63%, 11/15/2025	545,000	565,437
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	594,000	602,839
Cheniere Energy Partners L.P., 5.25%, 10/01/2025	1,592,000	1,638,248
Comstock Resources, Inc., 7.50%, 05/15/2025(b)	666,000	695,554
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 5.75%, 04/01/2025(c)	529,000	533,258
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	1,268,000	1,283,096
CVR Energy, Inc., 5.25%, 02/15/2025(b)	641,000	633,628
DCP Midstream Operating L.P., 5.38%, 07/15/2025	888,000	948,309
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	250,000	248,336
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	650,000	684,216
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	780,000	776,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	$740,000	$783,475
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	564,000	548,307
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 10/01/2025(b)	550,000	561,630
Laredo Petroleum, Inc., 9.50%, 01/15/2025	610,000	580,647
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)	310,000	314,650
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	541,000	558,582
Murphy Oil Corp., 5.75%, 08/15/2025	597,000	592,585
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	900,000	911,250
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	1,340,000	1,392,528
NuStar Logistics L.P., 5.75%, 10/01/2025	630,000	671,895
Occidental Petroleum Corp.
3.50%, 06/15/2025	805,000	792,426
8.00%, 07/15/2025	530,000	616,125
5.88%, 09/01/2025	950,000	1,032,175
5.50%, 12/01/2025	798,000	848,673
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	319,000	313,019
Range Resources Corp., 4.88%, 05/15/2025(c)	809,000	801,112
Seven Generations Energy Ltd. (Canada), 5.38%, 09/30/2025(b)	757,000	788,730
SM Energy Co., 5.63%, 06/01/2025	360,000	344,414
Southwestern Energy Co., 6.45%, 01/23/2025	902,000	948,791
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	619,000	643,559
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	995,000	1,064,958
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	319,000	296,238
Western Midstream Operating L.P.
4.35%, 02/01/2025	1,090,000	1,119,212
3.95%, 06/01/2025	543,000	549,448

		26,299,974

Paper & Forest Products-0.15%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	300,000	326,813

Pharmaceuticals-2.69%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	3,448,000	3,529,511
5.50%, 11/01/2025(b)	1,857,000	1,913,081
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	440,000	467,500

		5,910,092

	Principal Amount	Value
Professional Services-0.50%
Jaguar Holding Co. II/PPD Development L.P., 4.63%, 06/15/2025(b)	$530,000	$553,389
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)	529,000	543,151

		1,096,540

Real Estate Management & Development-0.65%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	659,000	696,619
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	699,000	722,591

		1,419,210

Road & Rail-0.70%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	390,000	393,064
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	1,060,000	1,143,517

		1,536,581

Semiconductors & Semiconductor Equipment-0.85%
ams AG (Austria), 7.00%, 07/31/2025(b)	500,000	546,562
Microchip Technology, Inc., 4.25%, 09/01/2025(b)	1,270,000	1,331,842

		1,878,404

Software-1.28%
Ascend Learning LLC, 6.88%, 08/01/2025(b)	314,000	323,780
PTC, Inc., 3.63%, 02/15/2025(b)	541,000	554,863
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	1,870,000	1,940,592

		2,819,235

Specialty Retail-1.78%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	450,000	471,938
Carvana Co., 5.63%, 10/01/2025(b)	530,000	553,187
L Brands, Inc., 6.63%, 10/01/2030(b)	1,110,000	1,248,056
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	319,000	330,597
Penske Automotive Group, Inc., 3.50%, 09/01/2025	580,000	590,875
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	708,000	724,992

		3,919,645

Technology Hardware, Storage & Peripherals-0.94%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	800,000	895,500
Everi Payments, Inc., 7.50%, 12/15/2025(b)	320,000	333,166
Xerox Holdings Corp., 5.00%, 08/15/2025(b)	800,000	846,000

		2,074,666

Textiles, Apparel & Luxury Goods-1.21%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	389,000	429,602
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/2025(b)	320,000	339,600
Levi Strauss & Co., 5.00%, 05/01/2025	1,838,000	1,882,801

		2,652,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) —(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Thrifts & Mortgage Finance-0.47%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	$690,000	$721,913
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	306,000	308,645

		1,030,558

Trading Companies & Distributors-0.84%
Beacon Roofing Supply, Inc., 4.88%, 11/01/2025(b)	1,388,000	1,400,242
Boise Cascade Co., 4.88%, 07/01/2030(b)	420,000	448,487

		1,848,729

Wireless Telecommunication Services-0.86%
Sprint Corp., 7.63%, 02/15/2025	1,594,000	1,898,852

Total U.S. Dollar Denominated Bonds & Notes (Cost $204,606,826)		209,139,129

	Shares
Money Market Funds-3.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $7,424,830)	7,424,830	7,424,830

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.50% (Cost $212,031,656)		216,563,959

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 0.01%(d)(e)(f)	3,029,968	$3,029,968
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,543,134	4,544,952

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,574,920)		7,574,920

TOTAL INVESTMENTS IN SECURITIES-101.94% (Cost $219,606,576)		224,138,879
OTHER ASSETS LESS LIABILITIES-(1.94)%		(4,274,474)

NET ASSETS-100.00%		$219,864,405

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $141,979,097, which represented 64.58% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$38,626,068	$(31,201,238)	$-	$-	$7,424,830	$368

Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,169,837	2,535,356	(4,705,193)	-	-	-	16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) —(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,309,287	$17,526,240	$(17,805,559)	$-	$-	$3,029,968	$417	*

Invesco Private Prime Fund	1,103,113	20,218,574	(16,777,242)	-	507	4,544,952	2,024	*

Total	$6,582,237	$78,906,238	$(70,489,232)	$-	$507	$14,999,750	$2,825

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Consumer Discretionary	25.05

Industrials	12.79

Energy	12.56

Health Care	9.23

Materials	8.10

Financials	7.82

Information Technology	4.89

Communication Services	4.86

Real Estate	4.49

Consumer Staples	3.46

Utilities	1.87

Money Market Funds Plus Other Assets Less Liabilities	4.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.57%
Aerospace & Defense-1.63%
BWX Technologies, Inc., 5.38%, 07/15/2026(b)	$233,000	$241,984
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	287,000	294,175
TransDigm, Inc., 6.38%, 06/15/2026	647,000	667,740

		1,203,899

Auto Components-2.22%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	246,000	251,532
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)	230,000	239,459
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	423,000	445,258
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026	551,000	563,844
Tenneco, Inc., 5.00%, 07/15/2026(c)	148,000	139,353

		1,639,446

Automobiles-3.06%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026(b)	210,000	183,078
Ford Motor Co., 4.35%, 12/08/2026	795,000	848,408
Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	800,000	845,872
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	365,000	385,988

		2,263,346

Banks-0.58%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	400,000	428,500

Building Products-1.43%
American Woodmark Corp., 4.88%, 03/15/2026(b)	218,000	222,809
Cornerstone Building Brands, Inc., 8.00%, 04/15/2026(b)	401,000	416,791
Masonite International Corp., 5.75%, 09/15/2026(b)	171,000	178,449
PGT Innovations, Inc., 6.75%, 08/01/2026(b)	223,000	236,938

		1,054,987

Capital Markets-0.44%
MSCI, Inc., 4.75%, 08/01/2026(b)	312,000	322,140

Chemicals-1.51%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	200,000	202,500
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	215,000	222,001
Ingevity Corp., 4.50%, 02/01/2026(b)	185,000	188,452
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	103,000	108,259
Tronox, Inc., 6.50%, 04/15/2026(b)(c)	383,000	395,976

		1,117,188

Commercial Services & Supplies-1.80%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	400,000	423,304

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	$195,000	$210,478
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	311,000	328,525
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	361,000	372,160

		1,334,467

Communications Equipment-0.70%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	464,000	519,170

Construction & Engineering-0.33%
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	235,000	242,491

Consumer Finance-2.13%
Navient Corp., 6.75%, 06/15/2026	355,000	380,516
OneMain Finance Corp., 7.13%, 03/15/2026	1,032,000	1,193,255

		1,573,771

Containers & Packaging-2.82%
Ball Corp., 4.88%, 03/15/2026	456,000	509,095
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	304,000	311,030
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	230,000	246,153
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	197,000	238,333
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	307,000	319,280
LABL Escrow Issuer LLC, 6.75%, 07/15/2026(b)	428,000	459,832

		2,083,723

Distributors-1.26%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/2026(b)	368,000	381,029
Wolverine Escrow LLC, 9.00%, 11/15/2026(b)	556,000	548,008

		929,037

Diversified Consumer Services-0.97%
Carriage Services, Inc., 6.63%, 06/01/2026(b)	241,000	253,908
frontdoor, inc., 6.75%, 08/15/2026(b)	214,000	228,178
Graham Holdings Co., 5.75%, 06/01/2026(b)	227,000	238,023

		720,109

Diversified Financial Services-1.50%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/2026(b)	368,000	386,289
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	676,000	727,481

		1,113,770

Diversified Telecommunication Services-4.31%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,290,000	1,339,181
Level 3 Financing, Inc., 5.25%, 03/15/2026	474,000	488,220
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)	769,000	803,205
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	550,000	558,250

		3,188,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Electric Utilities-0.81%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	$284,000	$304,410
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	285,000	293,782

		598,192

Electronic Equipment, Instruments & Components-0.32%
Itron, Inc., 5.00%, 01/15/2026(b)	230,000	235,750

Energy Equipment & Services-0.42%
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	209,000	203,122
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	104,000	107,575

		310,697

Entertainment-1.71%
AMC Entertainment Holdings, Inc., 10.50%, 04/24/2026(b)	125,000	130,625
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	227,000	233,016
Netflix, Inc., 4.38%, 11/15/2026(c)	615,000	690,968
WMG Acquisition Corp., Series 19-A, 5.50%, 04/15/2026(b)	203,000	209,122

		1,263,731

Equity REITs-2.33%
iStar, Inc., 5.50%, 02/15/2026	280,000	286,825
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.50%, 09/01/2026	302,000	320,875
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	310,000	331,313
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(b)	763,000	788,045

		1,727,058

Food & Staples Retailing-2.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	480,000	475,464
Rite Aid Corp., 8.00%, 11/15/2026(b)	575,000	606,266
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	400,000	410,126

		1,491,856

Food Products-2.73%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	200,000	206,500
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	210,000	218,720
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(b)	452,000	469,233
Post Holdings, Inc., 5.00%, 08/15/2026(b)	1,079,000	1,126,503

		2,020,956

	Principal Amount	Value
Gas Utilities-0.98%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	$438,000	$494,859
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	217,000	232,392

		727,251

Health Care Providers & Services-4.82%
AHP Health Partners, Inc., 9.75%, 07/15/2026(b)	255,000	279,495
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	160,000	166,969
HCA, Inc.
5.88%, 02/15/2026	924,000	1,069,253
5.38%, 09/01/2026	627,000	716,797
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,289,000	1,334,025

		3,566,539

Hotels, Restaurants & Leisure-4.69%
Aramark Services, Inc., 4.75%, 06/01/2026	339,000	344,593
Boyd Gaming Corp.
6.38%, 04/01/2026	482,000	498,639
6.00%, 08/15/2026	458,000	475,464
CCM Merger, Inc., 6.38%, 05/01/2026(b)	170,000	180,625
IRB Holding Corp., 6.75%, 02/15/2026(b)	299,000	308,344
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026.	463,000	481,233
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)(c)	200,000	211,712
MGM Resorts International, 4.63%, 09/01/2026	227,000	238,492
Travel + Leisure Co., 6.63%, 07/31/2026(b)	370,000	418,118
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/2026(b)	307,000	314,483

		3,471,703

Household Durables-3.34%
LGI Homes, Inc., 6.88%, 07/15/2026(b)	233,000	242,902
Newell Brands, Inc., 4.70%, 04/01/2026	1,224,000	1,358,640
SRS Distribution, Inc., 8.25%, 07/01/2026(b)(c)	197,000	209,066
Tempur Sealy International, Inc., 5.50%, 06/15/2026	391,000	403,219
TopBuild Corp., 5.63%, 05/01/2026(b)	247,000	256,232

		2,470,059

Household Products-0.47%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	340,000	350,278

Independent Power and Renewable Electricity Producers-1.32%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A. (Dominican Republic), 7.95%, 05/11/2026(b)	166,000	174,924
Calpine Corp., 5.25%, 06/01/2026(b)	528,000	543,972
Clearway Energy Operating LLC, 5.00%, 09/15/2026	247,000	254,873

		973,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Industrial Conglomerates-1.16%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	$818,000	$861,599

Insurance-2.07%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	434,000	464,298
HUB International Ltd., 7.00%, 05/01/2026(b)	1,021,000	1,064,806

		1,529,104

Interactive Media & Services-0.39%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	280,000	286,430

IT Services-0.40%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	280,000	293,524

Life Sciences Tools & Services-1.19%
Charles River Laboratories International, Inc., 5.50%, 04/01/2026(b)	249,000	260,049
IQVIA, Inc., 5.00%, 10/15/2026(b)	600,000	621,900

		881,949

Machinery-1.20%
Mueller Water Products, Inc., 5.50%, 06/15/2026(b)	275,000	284,677
SPX FLOW, Inc., 5.88%, 08/15/2026(b)	181,000	188,806
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	405,000	418,162

		891,645

Media-7.25%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	922,000	955,104
DISH DBS Corp., 7.75%, 07/01/2026	1,300,000	1,432,295
Gray Television, Inc., 5.88%, 07/15/2026(b)	429,000	444,819
JCK Legacy Co., 9.00%, 07/15/2026(d)	88,000	87,560
Meredith Corp., 6.88%, 02/01/2026	788,000	805,506
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)	203,000	208,229
TEGNA, Inc., 4.75%, 03/15/2026(b)	370,000	393,125
Townsquare Media, Inc., 6.88%, 02/01/2026(b)	400,000	419,000
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	590,000	615,370

		5,361,008

Metals & Mining-4.33%
Alcoa Nederland Holding B.V., 7.00%, 09/30/2026(b)	310,000	326,081
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	402,000	425,041
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	585,000	627,413
Constellium SE, 5.88%, 02/15/2026(b)	250,000	257,469
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	207,000	219,122
Novelis Corp., 5.88%, 09/30/2026(b)	919,000	959,206
United States Steel Corp., 6.25%, 03/15/2026	402,000	386,814

		3,201,146

Multiline Retail-0.13%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026(b)	100,000	97,937

	Principal Amount	Value
Oil, Gas & Consumable Fuels-13.99%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	$340,000	$370,600
Antero Resources Corp., 8.38%, 07/15/2026(b)	360,000	394,079
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	209,000	201,907
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	156,000	157,950
Buckeye Partners L.P., 3.95%, 12/01/2026	393,000	391,153
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	678,000	706,273
CNX Midstream Partners L.P./CNX Midstream Finance Corp., 6.50%, 03/15/2026(b)	309,000	319,043
Comstock Resources, Inc., 9.75%, 08/15/2026	560,000	609,700
Endeavor Energy Resources L.P./EER Finance, Inc., 5.50%, 01/30/2026(b)	337,000	344,583
EnLink Midstream Partners L.P., 4.85%, 07/15/2026	305,000	304,619
EQM Midstream Partners L.P., 4.13%, 12/01/2026	200,000	195,828
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	99,000	93,988
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	537,000	557,274
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	294,000	303,826
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	430,000	357,706
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	370,000	384,106
Occidental Petroleum Corp.
5.55%, 03/15/2026	722,000	771,760
3.40%, 04/15/2026	607,000	590,119
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	307,000	321,007
PDC Energy, Inc., 5.75%, 05/15/2026	507,000	520,359
QEP Resources, Inc., 5.63%, 03/01/2026	309,000	348,051
SM Energy Co., 6.75%, 09/15/2026	100,000	94,988
Southwestern Energy Co., 7.50%, 04/01/2026(c)	426,000	449,098
Talos Production, Inc., 12.00%, 01/15/2026(b)	400,000	378,750
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 04/15/2026	640,000	667,632
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	160,000	161,630
Western Midstream Operating L.P., 4.65%, 07/01/2026	341,000	353,649

		10,349,678

Paper & Forest Products-0.24%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	176,000	180,675

Personal Products-0.45%
Coty, Inc., 6.50%, 04/15/2026(b)	340,000	335,784

Pharmaceuticals-0.41%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	295,000	307,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Real Estate Management & Development-0.51%
Hunt Cos., Inc., 6.25%, 02/15/2026(b)	$370,000	$380,325

Semiconductors & Semiconductor Equipment-0.47%
Entegris, Inc., 4.63%, 02/10/2026(b)	333,000	344,282

Software-3.47%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	232,000	246,461
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	946,000	1,009,401
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	220,000	234,300
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/2026(b)	480,000	495,000
Fair Isaac Corp., 5.25%, 05/15/2026(b)	235,000	266,725
Nuance Communications, Inc., 5.63%, 12/15/2026	303,000	317,960

		2,569,847

Specialty Retail-1.30%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	220,000	231,689
Penske Automotive Group, Inc., 5.50%, 05/15/2026	308,000	317,817
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	400,000	415,500

		965,006

Textiles, Apparel & Luxury Goods-1.60%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	559,000	602,865
Under Armour, Inc., 3.25%, 06/15/2026(c)	374,000	382,260
Wolverine World Wide, Inc., 5.00%, 09/01/2026(b)	194,000	198,486

		1,183,611

Trading Companies & Distributors-0.24%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	173,000	179,650

Wireless Telecommunication Services-3.12%
Sprint Corp., 7.63%, 03/01/2026	924,000	1,135,120

	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.50%, 02/01/2026	$543,000	$555,622
2.25%, 02/15/2026	620,000	618,388

		2,309,130

Total U.S. Dollar Denominated Bonds & Notes (Cost $69,984,664)		71,452,164

	Shares
Money Market Funds-2.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $1,486,898)	1,486,898	1,486,898

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.58% (Cost $71,471,562)		72,939,062

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.07%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,205,300	1,205,300
Invesco Private Prime Fund, 0.11%(e)(f)(g)	1,807,228	1,807,951

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,013,251)		3,013,251

TOTAL INVESTMENTS IN SECURITIES-102.65% (Cost $74,484,813)		75,952,313
OTHER ASSETS LESS LIABILITIES-(2.65)%		(1,961,120)

NET ASSETS-100.00%		$73,991,193

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $43,405,321, which represented 58.66% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,470,645	$(2,983,747)	$-	$-	$1,486,898	$61

Invesco Premier U.S. Government Money Portfolio, Institutional Class	396,085	325,218	(721,303)	-	-	-	2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,511,325	$9,247,832	$(9,553,857)	$-	$-	$1,205,300	$141	*

Invesco Private Prime Fund	503,790	10,254,124	(8,950,041)	-	78	1,807,951	723	*

Total	$2,411,200	$24,297,819	$(22,208,948)	$-	$78	$4,500,149	$927

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Consumer Discretionary	18.57

Communication Services	16.78

Energy	14.41

Materials	8.90

Industrials	7.79

Financials	6.72

Health Care	6.42

Consumer Staples	5.67

Information Technology	5.36

Utilities	3.11

Real Estate	2.84

Money Market Funds Plus Other Assets Less Liabilities	3.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.89%
Aerospace & Defense-2.01%
Moog, Inc., 4.25%, 12/15/2027(b)	$135,000	$138,881
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	216,500
TransDigm, Inc., 7.50%, 03/15/2027	145,000	154,798

		510,179

Auto Components-1.67%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	133,000	139,037
Dana, Inc., 5.38%, 11/15/2027	107,000	112,016
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	165,000	172,734

		423,787

Automobiles-4.60%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	105,000	108,675
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	225,000	238,359
4.13%, 08/17/2027	400,000	421,500
3.82%, 11/02/2027	200,000	206,875
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)	200,000	193,081

		1,168,490

Building Products-0.85%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	97,000	102,195
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	108,000	112,385

		214,580

Capital Markets-0.69%
APX Group, Inc., 6.75%, 02/15/2027(b)	165,000	175,931

Chemicals-4.21%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B.V., 4.75%, 06/15/2027(b)	150,000	156,937
Chemours Co. (The), 5.38%, 05/15/2027(c)	135,000	142,341
HB Fuller Co., 4.00%, 02/15/2027	85,000	88,742
Hexion, Inc., 7.88%, 07/15/2027(b)(c)	118,000	125,301
Methanex Corp. (Canada), 5.13%, 10/15/2027	200,000	207,090
Olin Corp., 5.13%, 09/15/2027	136,000	141,192
WR Grace & Co.-Conn, 4.88%, 06/15/2027(b)	200,000	207,610

		1,069,213

Commercial Services & Supplies-4.78%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	282,000	311,689
Brink’s Co. (The), 4.63%, 10/15/2027(b)	165,000	170,349
CoreCivic, Inc., 4.75%, 10/15/2027(c)	68,000	60,945
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	180,000	179,100
Harsco Corp., 5.75%, 07/31/2027(b)	136,000	142,035
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	272,000	265,507
RR Donnelley & Sons Co., 8.25%, 07/01/2027	70,000	82,731

		1,212,356

	Principal Amount	Value
Communications Equipment-0.75%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	$194,000	$190,402

Construction & Engineering-1.04%
AECOM, 5.13%, 03/15/2027	242,000	264,942

Consumer Finance-0.72%
Navient Corp., 5.00%, 03/15/2027	185,000	181,555

Containers & Packaging-1.99%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	250,000	259,155
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	65,000	72,089
Pactiv LLC, 8.38%, 04/15/2027(c)	50,000	57,428
Sealed Air Corp., 4.00%, 12/01/2027(b)	112,000	117,350

		506,022

Diversified Consumer Services-0.85%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	200,000	216,338

Diversified Financial Services-0.43%
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	107,000	109,774

Diversified Telecommunication Services-3.49%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	200,000	198,750
Frontier Communications Corp., 5.88%, 10/15/2027(b)	311,000	333,353
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	355,000	353,948

		886,051

Electric Utilities-3.70%
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	407,000	448,221
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)	146,000	163,476
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	313,000	327,868

		939,565

Electrical Equipment-0.33%
EnerSys, 4.38%, 12/15/2027(b)	80,000	84,400

Energy Equipment & Services-0.85%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	205,000	215,596

Entertainment-2.97%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	321,000	354,731
4.75%, 10/15/2027(b)	253,000	255,977
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	138,000	143,968

		754,676

Equity REITs-5.71%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	268,000	279,281
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/2027	204,000	230,839
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	184,000	186,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
SBA Communications Corp., 3.88%, 02/15/2027	$405,000	$420,301
Service Properties Trust, 5.50%, 12/15/2027	116,000	124,692
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)	204,000	207,411

		1,449,376

Food & Staples Retailing-2.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	359,000	372,179
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	284,000	299,089
Rite Aid Corp., 7.70%, 02/15/2027	50,000	49,375

		720,643

Gas Utilities-1.03%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	141,000	159,260
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	97,000	101,647

		260,907

Health Care Equipment & Supplies-0.25%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	58,000	63,945

Health Care Providers & Services-3.69%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	185,000	203,153
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	165,000	164,436
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	398,000	418,182
US Renal Care, Inc., 10.63%, 07/15/2027(b)	137,000	150,957

		936,728

Hotels, Restaurants & Leisure-8.02%
Affinity Gaming, 6.88%, 12/15/2027(b)	130,000	138,044
Boyd Gaming Corp., 4.75%, 12/01/2027	272,000	277,175
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	486,000	530,680
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	136,000	139,264
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	165,000	171,909
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/2027(b)	151,000	162,608
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	103,000	107,578
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	130,000	132,910
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	105,000	117,141
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	243,000	258,516

		2,035,825

Household Durables-1.59%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	106,000	110,704

	Principal Amount	Value
Household Durables-(continued)
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	$106,000	$111,631
Meritage Homes Corp., 5.13%, 06/06/2027	85,000	95,625
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	78,000	84,642

		402,602

Household Products-1.62%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	140,000	138,740
Reynolds Group Issuer, Inc./LLC, 4.00%, 10/15/2027(b)	272,000	271,660

		410,400

Industrial Conglomerates-1.12%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	271,000	285,228

Insurance-0.56%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/2027(b)	141,000	141,264

Interactive Media & Services-2.98%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	116,000	121,967
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027(b)	433,000	458,034
Twitter, Inc., 3.88%, 12/15/2027(b)	165,000	176,294

		756,295

Machinery-2.75%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)	78,000	87,555
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	87,000	88,709
Vertical US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	500,000	522,187

		698,451

Media-5.27%
Belo Corp.
7.75%, 06/01/2027	30,000	34,771
7.25%, 09/15/2027	96,000	110,742
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	297,000	302,123
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	105,000	104,430
Telesat Canada/Telesat LLC (Canada)
4.88%, 06/01/2027(b)	107,000	111,013
6.50%, 10/15/2027(b)(c)	146,000	150,881
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b)	245,000	262,762
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	250,000	261,094

		1,337,816

Mortgage REITs-0.67%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	176,000	170,280

Oil, Gas & Consumable Fuels-12.42%
Apache Corp., 4.88%, 11/15/2027	204,000	214,506
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	97,000	124,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	$130,000	$114,906
DCP Midstream Operating L.P., 5.63%, 07/15/2027	116,000	125,655
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	243,000	261,012
EQT Corp., 3.90%, 10/01/2027	339,000	352,984
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	200,000	202,542
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	325,000	343,819
Murphy Oil Corp., 5.88%, 12/01/2027	135,000	133,102
NuStar Logistics L.P., 5.63%, 04/28/2027	156,000	163,312
Occidental Petroleum Corp.
3.00%, 02/15/2027	183,000	172,146
8.50%, 07/15/2027	130,000	155,880
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	146,000	155,399
SM Energy Co., 6.63%, 01/15/2027	80,000	75,600
Southwestern Energy Co., 7.75%, 10/01/2027(c)	115,000	123,116
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	133,000	134,504
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.38%, 02/01/2027	116,000	120,619
6.50%, 07/15/2027	166,000	178,892

		3,152,396

Pharmaceuticals-1.99%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)	260,000	293,313
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	200,000	212,838

		506,151

Professional Services-1.08%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	136,000	141,355
Korn Ferry, 4.63%, 12/15/2027(b)	127,000	132,709

		274,064

Road & Rail-1.45%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	113,000	117,026
5.75%, 07/15/2027(b)	75,000	77,578
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	160,000	172,228

		366,832

Software-0.93%
LogMeIn, Inc., 5.50%, 09/01/2027(b)	225,000	235,406

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Specialty Retail-1.73%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	$110,000	$115,706
Michaels Stores, Inc.
8.00%, 07/15/2027(b)(c)	133,000	142,203
4.75%, 10/01/2027(b)	105,000	107,520
Sonic Automotive, Inc., 6.13%, 03/15/2027	70,000	72,581

		438,010

Technology Hardware, Storage & Peripherals-1.72%
NCR Corp., 5.75%, 09/01/2027(b)	139,000	145,381
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	131,000	136,793
Seagate HDD Cayman, 4.88%, 06/01/2027	138,000	153,745

		435,919

Thrifts & Mortgage Finance-0.68%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	165,000	173,534

Trading Companies & Distributors-1.86%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	318,000	335,291
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	130,000	136,070

		471,361

Total U.S. Dollar Denominated Bonds & Notes (Cost $24,424,076)		24,847,290

	Shares
Money Market Funds-0.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $168,561)	168,561	168,561

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.55% (Cost $24,592,637)		25,015,851

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.68%
Invesco Private Government Fund, 0.01%(d)(e)(f)	576,637	576,637
Invesco Private Prime Fund, 0.11%(d)(e)(f)	864,610	864,955

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,441,592)		1,441,592

TOTAL INVESTMENTS IN SECURITIES-104.23% (Cost $26,034,229)		26,457,443
OTHER ASSETS LESS LIABILITIES-(4.23)%		(1,073,247)

NET ASSETS-100.00%		$25,384,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $16,477,632, which represented 64.91% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,234,511	$(2,065,950)	$-	$-	$168,561	$9

Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,482	74,099	(115,581)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	137,046	5,064,728	(4,625,137)	-	-	576,637	53	*

Invesco Private Prime Fund	45,688	4,599,861	(3,780,636)	-	42	864,955	238	*

Total	$224,216	$11,973,199	$(10,587,304)	$-	$42	$1,610,153	$300

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Consumer Discretionary	18.90

Industrials	16.82

Communication Services	14.71

Energy	13.27

Materials	6.21

Health Care	5.94

Real Estate	5.71

Utilities	4.73

Consumer Staples	4.46

Financials	3.75

Information Technology	3.39

Money Market Funds Plus Other Assets Less Liabilities	2.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.68%
Aerospace & Defense-1.12%
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	$42,000	$43,759
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	72,000	69,733

		113,492

Airlines-0.53%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	52,000	54,048

Auto Components-1.49%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	42,000	44,520
ANGI Group LLC, 3.88%, 08/15/2028(b)	51,000	52,243
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	51,000	54,698

		151,461

Automobiles-2.77%
Ford Motor Co., 6.63%, 10/01/2028	65,000	76,700
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	204,400

		281,100

Banks-0.51%
CIT Group, Inc., 6.13%, 03/09/2028	42,000	52,125

Biotechnology-0.47%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	47,000	47,749

Capital Markets-1.54%
NFP Corp., 6.88%, 08/15/2028(b)	151,000	156,123

Chemicals-4.25%
Chemours Co. (The), 5.75%, 11/15/2028(b)	82,000	84,204
Element Solutions, Inc., 3.88%, 09/01/2028(b)	82,000	82,059
HB Fuller Co., 4.25%, 10/15/2028	31,000	31,669
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	50,000	55,688
Ingevity Corp., 3.88%, 11/01/2028(b)	65,000	64,472
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	25,000	27,203
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	42,000	43,896
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	41,000	42,940

		432,131

Commercial Services & Supplies-0.49%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	51,000	49,821

Communications Equipment-1.52%
Avaya, Inc., 6.13%, 09/15/2028(b)	102,000	109,969
ViaSat, Inc., 6.50%, 07/15/2028(b)(c)	42,000	44,916

		154,885

Construction & Engineering-1.38%
MasTec, Inc., 4.50%, 08/15/2028(b)	62,000	64,880
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	20,000	22,500
Pike Corp., 5.50%, 09/01/2028(b)	51,000	53,167

		140,547

	Principal Amount	Value
Consumer Finance-0.52%
FirstCash, Inc., 4.63%, 09/01/2028(b)	$51,000	$53,081

Containers & Packaging-2.27%
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	50,000	54,146
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	50,000	51,433
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	60,000	62,662
Silgan Holdings, Inc., 4.13%, 02/01/2028	60,000	62,463

		230,704

Diversified Financial Services-0.54%
AG Issuer LLC, 6.25%, 03/01/2028(b)	52,000	54,730

Diversified Telecommunication Services-13.92%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	79,000	81,123
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	200,000	196,121
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	204,272
CommScope, Inc., 7.13%, 07/01/2028(b)	72,000	75,605
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	77,000	82,602
Frontier Communications Corp., 5.00%, 05/01/2028(b)	158,000	163,431
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	123,000	125,583
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028	50,000	56,572
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	102,000	107,291
Switch Ltd., 3.75%, 09/15/2028(b)	61,000	62,258
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	143,000	146,665
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	110,000	113,610

		1,415,133

Electric Utilities-1.71%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	65,000	67,755
Talen Energy Supply LLC
6.63%, 01/15/2028(b)	60,000	62,126
7.63%, 06/01/2028(b)	41,000	43,724

		173,605

Energy Equipment & Services-1.48%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	82,000	85,587
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	61,000	64,927

		150,514

Entertainment-2.61%
Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, 02/15/2028(b)	31,000	32,700
Netflix, Inc., 5.88%, 11/15/2028	194,000	232,461

		265,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Equity REITs-3.56%
Diversified Healthcare Trust, 4.75%, 02/15/2028	$52,000	$51,350
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	84,000	87,937
5.00%, 07/15/2028(b)	52,000	54,016
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.50%, 01/15/2028	37,000	39,220
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 5.88%, 10/01/2028(b)	74,000	77,654
QualityTech L.P./QTS Finance Corp., 3.88%, 10/01/2028(b)	51,000	51,992

		362,169

Food & Staples Retailing-1.27%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	41,000	40,385
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	33,000	35,063
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	51,000	53,486

		128,934

Food Products-2.51%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	43,000	44,505
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	52,000	56,777
Post Holdings, Inc., 5.63%, 01/15/2028(b)	96,000	100,954
TreeHouse Foods, Inc., 4.00%, 09/01/2028	51,000	52,508

		254,744

Health Care Equipment & Supplies-1.17%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 02/01/2028(b)	39,000	42,681
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	70,000	76,571

		119,252

Health Care Providers & Services-5.70%
HCA, Inc., 5.63%, 09/01/2028	153,000	178,330
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	133,000	132,168
Tenet Healthcare Corp., 6.13%, 10/01/2028(b)	256,000	269,430

		579,928

Hotels, Restaurants & Leisure-5.95%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	77,000	78,285
Aramark Services, Inc., 5.00%, 02/01/2028(b)	118,000	121,098
Cedar Fair L.P./Canada’s Wonderland
Co./Magnum Management Corp., 6.50%, 10/01/2028(b)	31,000	32,841
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	52,000	54,100
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	37,000	37,224
MGM Resorts International, 4.75%, 10/15/2028	77,000	80,286
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	72,000	76,420

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Station Casinos LLC, 4.50%, 02/15/2028(b)	$71,000	$70,867
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	52,000	53,208

		604,329

Household Durables-1.68%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	34,000	35,381
M/I Homes, Inc., 4.95%, 02/01/2028	42,000	44,142
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	36,000	40,140
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	50,000	51,469

		171,132

Household Products-0.62%
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	62,000	63,457

Independent Power and Renewable Electricity Producers-3.50%
Calpine Corp.
4.50%, 02/15/2028(b)	128,000	131,712
5.13%, 03/15/2028(b)	143,000	143,917
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	72,000	79,695

		355,324

Interactive Media & Services-1.98%
Cars.com, Inc., 6.38%, 11/01/2028(b)	41,000	42,999
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	52,000	54,083
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028(b)	102,000	104,358

		201,440

IT Services-1.22%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	72,000	72,734
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(b)	50,000	51,385

		124,119

Machinery-0.28%
Meritor, Inc., 4.50%, 12/15/2028(b)	28,000	28,419

Media-3.58%
DISH DBS Corp., 7.38%, 07/01/2028	102,000	107,036
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	50,000	51,147
Lamar Media Corp., 3.75%, 02/15/2028	61,000	61,877
National CineMedia LLC, 5.88%, 04/15/2028(b)	42,000	38,745
TEGNA, Inc., 4.63%, 03/15/2028(b)	102,000	104,803

		363,608

Metals & Mining-0.54%
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	52,000	54,372

Oil, Gas & Consumable Fuels-4.46%
Apache Corp., 4.38%, 10/15/2028	101,000	102,414
CVR Energy, Inc., 5.75%, 02/15/2028(b)(c)	42,000	41,694
EQM Midstream Partners L.P., 5.50%, 07/15/2028	87,000	89,795
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	57,000	58,853
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	52,000	52,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Occidental Petroleum Corp., 6.38%, 09/01/2028	$61,000	$67,824
Southwestern Energy Co., 8.38%, 09/15/2028	36,000	39,870

		452,935

Paper & Forest Products-0.28%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	28,000	28,727

Pharmaceuticals-3.01%
Bausch Health Cos., Inc., 5.00%, 01/30/2028(b)	128,000	130,720
Elanco Animal Health, Inc., 5.90%, 08/28/2028	75,000	87,234
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	100,000	87,900

		305,854

Professional Services-2.32%
ASGN, Inc., 4.63%, 05/15/2028(b)	57,000	59,519
KBR, Inc., 4.75%, 09/30/2028(b)	26,000	26,747
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/2028(b)	102,000	108,056
Science Applications International Corp., 4.88%, 04/01/2028(b)	40,000	41,769

		236,091

Real Estate Management & Development-1.12%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	31,000	32,468
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	77,000	81,543

		114,011

Semiconductors & Semiconductor Equipment-0.74%
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	72,000	75,218

Software-2.15%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	102,000	101,525
Castle US Holding Corp., 9.50%, 02/15/2028(b)	25,000	25,797
Fair Isaac Corp., 4.00%, 06/15/2028(b)	36,000	37,317
PTC, Inc., 4.00%, 02/15/2028(b)	52,000	53,638

		218,277

Specialty Retail-3.13%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	41,000	42,333
Carvana Co., 5.88%, 10/01/2028(b)	61,000	64,035
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	56,000	56,630
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	30,000	30,806
L Brands, Inc., 5.25%, 02/01/2028	52,000	55,737
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	65,000	69,022

		318,563

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.85%
Dell, Inc., 7.10%, 04/15/2028	$31,000	$38,983
NCR Corp., 5.00%, 10/01/2028(b)	66,000	67,128
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	77,000	82,247

		188,358

Thrifts & Mortgage Finance-1.58%
MGIC Investment Corp., 5.25%, 08/15/2028	67,000	70,553
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	87,000	89,555

		160,108

Trading Companies & Distributors-1.21%
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	128,000	123,296

Wireless Telecommunication Services-3.15%
Sprint Capital Corp., 6.88%, 11/15/2028	253,000	320,519

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,839,429)		9,929,594

	Shares
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $99,240)	99,240	99,240

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.66% (Cost $9,938,669)		10,028,834

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.67%
Invesco Private Government Fund, 0.01%(d)(e)(f)	108,918	108,918
Invesco Private Prime Fund, 0.11%(d)(e)(f)	162,688	162,753

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $271,671)		271,671

TOTAL INVESTMENTS IN SECURITIES-101.33% (Cost $10,210,340)		10,300,505
OTHER ASSETS LESS LIABILITIES-(1.33)%		(135,007)

NET ASSETS-100.00%		$10,165,498

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $7,695,976, which represented 75.71% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,048,574	$(1,949,334)	$-	$-	$99,240	$8

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	107,783	(107,783)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	625,638	(516,720)	-	-	108,918	5	*

Invesco Private Prime Fund	-	630,950	(468,212)	-	15	162,753	44	*

Total	$-	$3,412,945	$(3,042,049)	$-	$15	$370,911	$57

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Communication Services	25.24

Consumer Discretionary	15.02

Health Care	10.36

Information Technology	7.48

Materials	7.34

Industrials	7.34

Energy	5.94

Utilities	5.20

Real Estate	4.68

Financials	4.68

Consumer Staples	4.40

Money Market Funds Plus Other Assets Less Liabilities	2.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco BulletShares 2021 Municipal Bond ETF (BSML)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.10%
Alabama-0.25%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2021	$100	$102,014

Alaska-0.06%
Anchorage (City of), AK Municipality, Series 2007 B, Ref. GO Bonds, (INS -NATL)(a)	5.00%	09/01/2021	25	25,600

Arizona-1.69%
Arizona (State of) Transportation Board, Series 2011 A, Ref. RB(b)(c)	5.00%	07/01/2021	400	406,448
Arizona (State of) Transportation Board, Series 2014, Ref. RB	5.00%	07/01/2021	15	15,242
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	4.00%	07/01/2021	5	5,064
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2021	100	101,575
Maricopa County Community College District (2004), Series 2011 D, GO Bonds	4.00%	07/01/2021	25	25,320
Mesa (City of), AZ, Series 2011, RB	5.00%	07/01/2035	25	25,376
Salt River Project Agricultural Improvement & Power District, Series 2011 A, Ref. RB(b)	5.00%	12/01/2026	100	103,605

				682,630

Arkansas-0.47%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds	5.00%	06/15/2021	150	152,093
University of Arkansas (Fayetteville Campus), Series 2011 A, RB(b)(c)	4.63%	11/01/2021	35	36,046

				188,139

California-17.30%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities), Series 2011, Ref. RB	6.13%	07/01/2041	150	151,731
California (State of), Series 2011, GO Bonds	5.00%	09/01/2021	100	102,430
California (State of), Series 2011, GO Bonds	5.00%	10/01/2021	235	241,667
California (State of), Series 2011, GO Bonds	5.00%	10/01/2024	130	133,665
California (State of), Series 2011, GO Bonds	5.25%	10/01/2024	75	77,223
California (State of), Series 2011, GO Bonds	5.00%	09/01/2030	100	102,405
California (State of), Series 2011, GO Bonds	5.25%	09/01/2030	125	128,161
California (State of), Series 2011, Ref. GO Bonds	5.00%	09/01/2021	175	179,252
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2023	170	174,325
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2024	600	615,234
California (State of), Series 2013 B, Ref. GO Bonds	5.00%	09/01/2021	5	5,122
California (State of), Series 2013, GO Bonds	5.00%	10/01/2021	10	10,284
California (State of), Series 2014, GO Bonds	5.00%	12/01/2021	25	25,913
California (State of), Series 2015, GO Bonds	5.00%	08/01/2021	50	51,012
California (State of), Series 2016 C, Ref. GO Bonds	5.00%	09/01/2021	125	128,037
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2021	135	137,731
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	100	102,405
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2021	145	145,571
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2021	20	20,567
California (State of) Department of Water Resources, Series 2015 O, Ref. RB(b)	5.00%	05/01/2021	320	322,570
California (State of) Department of Water Resources (Central Valley), Series 2017, Ref. RB	5.00%	12/01/2021	100	103,659
California (State of) Public Works Board, Series 2011 D, RB(b)	5.00%	12/01/2031	140	145,015
California (State of) Public Works Board, Series 2011 G, RB(b)(c)	5.00%	12/01/2021	40	41,464
California (State of) Public Works Board, Series 2011 G, RB(b)(c)	5.00%	12/01/2021	75	77,744
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2021	160	163,848
California (State of) Public Works Board, Series 2015 E, Ref. RB	5.00%	09/01/2021	100	102,405
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2021	75	75,598
California (State of) Public Works Board (Judicial Council), Series 2011 D, RB(b)	5.00%	12/01/2021	125	129,477
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2021	150	154,887
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2021	105	108,421
Cucamonga Valley Water District, Series 2011 A, Ref. RB(b)(c)	5.25%	09/01/2021	30	30,760
East Side Union High School District (Election of 2016), Series 2017 A, GO Bonds	3.00%	08/01/2021	180	182,129
Golden Empire Schools Financing Authority (Kern High School District), Series 2018, RB	5.00%	05/01/2021	120	120,941
Los Angeles (City of), CA, Series 2011 B, Ref. GO Bonds	5.00%	09/01/2021	25	25,608
Los Angeles (City of), CA, Series 2012 A, Ref. GO Bonds	5.00%	09/01/2021	10	10,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2021	$100	$101,201
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	07/01/2021	100	101,616
Los Angeles Unified School District, Series 2015 A, Ref. GO Bonds	5.00%	07/01/2021	500	508,060
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2021	120	121,934
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2024	220	223,518
M-S-R Public Power Agency, Series 2018 R, Ref. RB	5.00%	07/01/2021	15	15,238
Orange (County of), CA Sanitation District, Series 2018 A, Ref. COP	5.00%	08/15/2021	55	56,106
Sacramento (City of), CA Municipal Utility District, Series 2011 X, Ref. RB	5.00%	08/15/2027	100	102,190
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2021	200	204,416
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2011 A, Ref. RB(b)(c)	5.00%	12/01/2021	40	41,464
San Francisco (City & County of), CA, Series 2011 R1, Ref. GO Bonds	5.00%	06/15/2024	100	103,801
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(b)(c)	4.50%	11/01/2021	160	164,670
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(b)(c)	5.00%	11/01/2021	600	619,506
Southwestern Community College District, Series 2011 C, GO Bonds(b)(c)	5.00%	08/01/2021	90	91,824
Southwestern Community College District (Election of 2008), Series 2011 C, GO Bonds(b)(c)	5.25%	08/01/2021	5	5,107
University of California, Series 2013 AF, RB	5.00%	05/15/2021	200	201,982

				6,990,137

Colorado-1.08%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2021	75	77,845
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2021	10	10,379
Colorado Springs (City of), CO, Series 2011 A, Ref. RB	5.00%	11/15/2021	125	129,275
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2021	200	207,334
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2009, Ref. GO Bonds	5.25%	12/15/2021	10	10,402

				435,235

Connecticut-1.66%
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2021	45	46,356
Connecticut (State of), Series 2014 A, GO Bonds	4.00%	03/01/2021	125	125,000
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2021	50	51,210
Connecticut (State of), Series 2016 G, Ref. GO Bonds	5.00%	11/01/2021	25	25,808
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2021	35	35,204
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2021	25	25,348
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2021	35	35,913
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2021	10	10,261
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2011 A, RB(b)(c)	5.00%	07/01/2021	10	10,161
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network), Series 2011 M, RB(b)(c)	5.38%	07/01/2021	300	305,106

				670,367

Delaware-0.15%
Delaware (State of), Series 2014, GO Bonds	5.00%	03/01/2021	50	50,000
Delaware (State of) Transportation Authority, Series 2012, RB	5.00%	07/01/2021	10	10,162

				60,162

District of Columbia-0.88%
District of Columbia, Series 2011 G, RB(b)(c)	5.00%	12/01/2021	200	207,288
District of Columbia, Series 2011 G, RB	5.00%	12/01/2027	45	46,591
District of Columbia, Series 2011 G, RB	5.00%	12/01/2028	100	103,536

				357,415

Florida-4.40%
Citizens Property Insurance Corp., Series 2012 A-1, RB	5.00%	06/01/2021	75	75,891
Davie (Town of), FL, Series 2011, RB(b)(c)	5.00%	10/01/2021	15	15,425
Florida (State of), Series 2011 D, Ref. GO Bonds(b)(c)	5.00%	06/01/2021	125	126,507
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds(b)(c)	5.00%	06/01/2021	50	50,603
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds(b)(c)	5.00%	06/01/2021	200	202,412
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2021	35	35,420
Florida (State of) Department of Environmental Protection, Series 2011 B, Ref. RB	5.00%	07/01/2021	20	20,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) Department of Environmental Protection, Series 2014, Ref. RB	5.00%	07/01/2021	$15	$15,239
Hillsborough County School Board, Series 2017, Ref. COP	5.00%	07/01/2021	5	5,080
Jacksonville (City of), FL, Series 2010 B-1, RB	5.00%	10/01/2021	355	364,862
Mid-Bay Bridge Authority, Series 2011 A, RB(b)(c)	7.25%	10/01/2021	300	312,354
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2021	105	107,841
Palm Beach (County of), FL Solid Waste Authority, Series 2011, Ref. RB	5.00%	10/01/2031	75	77,057
School Board of Miami-Dade County (The), Series 2015 A, Ref. COP	5.00%	05/01/2021	120	120,946
School District of Broward County, Series 2011 A, COP	5.00%	07/01/2021	45	45,715
Tohopekaliga Water Authority, Series 2011 A, Ref. RB(b)(c)	5.25%	10/01/2021	195	200,803

				1,776,474

Georgia-3.30%
Atlanta (City of), GA, Series 2019 F, Ref. RB	5.00%	07/01/2021	400	406,408
Georgia (State of) Road & Tollway Authority (Garvee), Series 2017 B, Ref. RB	5.00%	06/01/2021	300	303,603
Gwinnett (County of), GA Water & Sewerage Authority, Series 2011, Ref. RB	5.00%	08/01/2024	510	520,210
Valdosta & Lowndes (County of), GA Hospital Authority (South Medical Center), Series 2011 B, RB(b)(c)	5.00%	10/01/2021	100	102,831

				1,333,052

Hawaii-0.63%
Hawaii (State of), Series 2011 EA, Ref. GO Bonds	5.00%	12/01/2021	10	10,366
Hawaii (State of), Series 2011 EA, Ref. GO Bonds	5.00%	12/01/2023	110	113,932
Hawaii (State of), Series 2012 EE, GO Bonds	5.00%	11/01/2021	35	36,138
Hawaii (State of), Series 2012 EF, Ref. GO Bonds	5.00%	11/01/2021	85	87,763
Hawaii (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2021	5	5,142

				253,341

Illinois-4.74%
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	25	25,958
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	60	62,298
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	25	25,958
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	175	181,702
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	50	51,915
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	130	134,979
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	20	20,766
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	75	77,872
Chicago (City of), IL Transit Authority (State of Good Repair), Series 2017, Ref. RB	5.00%	06/01/2021	30	30,339
Cook (County of), IL, Series 2011 A, Ref. GO Bonds	5.25%	11/15/2024	300	309,858
Greater Chicago Metropolitan Water Reclamation District, Series 2011 B, GO Bonds	5.00%	12/01/2030	45	46,671
Greater Chicago Metropolitan Water Reclamation District, Series 2011 C, GO Bonds	5.00%	12/01/2031	30	31,114
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2021	55	55,940
Illinois (State of) Finance Authority (Trinity Health), Series 2011 L, RB(b)(c)	5.00%	12/01/2021	310	321,175
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2021	110	113,056
Illinois (State of) Toll Highway Authority, Series 2014 A, Ref. RB	5.00%	12/01/2021	15	15,537
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2021	340	349,721
Regional Transportation Authority, Series 1999, Ref. RB, (INS - AGM)(a)	5.75%	06/01/2021	60	60,823

				1,915,682

Indiana-0.28%
Indiana (State of) Finance Authority, Series 2011 A, RB	5.25%	10/01/2031	60	61,721
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2021	50	51,799

				113,520

Kansas-0.05%
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2011 A, Ref. RB(b)(c)	5.00%	09/01/2021	20	20,480

Kentucky-0.96%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group), Series 2011, RB(b)(c)	5.00%	08/15/2021	50	51,081
Kentucky (State of) Property & Building Commission (No. 100), Series 2011 A, Ref. RB	5.00%	08/01/2021	125	127,444
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2021	75	76,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (State of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2021	$50	$51,567
Kentucky (State of) Property & Building Commission (No. 117), Series 2017 D, Ref. RB	5.00%	05/01/2021	55	55,426
Louisville and Jefferson (Counties of), KY Metropolitan Sewer District, Series 2016 C, Ref. RB	5.00%	05/15/2021	25	25,246

				387,230

Maryland-2.03%
Maryland (State of), Series 2013 A, GO Bonds(b)(c)	4.00%	03/01/2021	265	265,000
Maryland (State of), Series 2014 B, GO Bonds	5.00%	08/01/2021	10	10,202
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	160	163,230
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	10	10,202
Maryland (State of), Series 2015 A, GO Bonds	5.00%	08/01/2021	75	76,514
Maryland (State of) Department of Transportation, Series 2016, RB	5.00%	11/01/2021	150	154,836
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2012 B, RB(b)(c)	5.00%	11/15/2021	10	10,343
Montgomery (County of), MD (Trinity Health), Series 2011, Ref. RB(b)(c)	5.00%	12/01/2021	85	88,097
Prince George’s (County of), MD, Series 2011 B, Ref. GO Bonds(b)(c)	5.00%	09/15/2021	25	25,654
Washington (District of), MD Suburban Sanitary Commission, Series 2011, RB	3.00%	06/01/2021	15	15,108

				819,186

Massachusetts-6.37%
Massachusetts (Commonwealth of), Series 2011 A, GO Bonds(b)(c)	5.00%	04/01/2021	5	5,020
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	4.00%	10/01/2021	200	204,502
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	4.25%	10/01/2021	20	20,479
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	5.00%	10/01/2021	100	102,831
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	5.00%	10/01/2021	25	25,708
Massachusetts (Commonwealth of), Series 2013 C, GO Bonds(b)(c)	4.00%	08/01/2021	10	10,161
Massachusetts (Commonwealth of), Series 2014 A, GO Bonds(b)(c)	4.25%	12/01/2021	100	103,084
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	10/01/2021	250	257,092
Massachusetts (Commonwealth of) (Green Bonds), Series 2013 D, GO Bonds(b)(c)	5.00%	08/01/2021	370	377,470
Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note, Series 2013 A, RB	5.00%	06/15/2021	70	70,976
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2010 A, RB	5.00%	12/15/2021	200	207,714
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(b)(c)	5.00%	10/15/2021	200	206,042
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(b)(c)	5.25%	10/15/2021	100	103,175
Massachusetts (State of) Bay Transportation Authority, Series 2006 B, RB	5.25%	07/01/2021	130	132,198
Massachusetts (State of) Bay Transportation Authority, Series 2017, RB	4.00%	12/01/2021	515	529,878
Massachusetts (State of) Development Finance Agency (Broad Institute), Series 2011 A, RB(b)(c)	5.00%	04/01/2021	20	20,079
Massachusetts (State of) Development Finance Agency (Partners Healthcare), Series 2012, RB(b)(c)	5.00%	07/01/2021	95	96,515
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2021	35	35,771
Massachusetts (State of) Water Resources Authority, Series 2011 B, RB(b)(c)	5.00%	08/01/2021	20	20,404
Massachusetts (State of) Water Resources Authority, Series 2014 F, Ref. RB	5.00%	08/01/2021	25	25,504
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2021	10	10,203
University of Massachusetts Building Authority, Series 2015-2, Ref. RB	5.00%	11/01/2021	10	10,322

				2,575,128

Michigan-2.38%
Detroit (City of), MI, Series 2011 A, RB(b)(c)	5.25%	07/01/2021	255	259,322
Detroit (City of), MI, Series 2011 C, RB(b)(c)	5.00%	07/01/2021	50	50,806
Michigan (State of) (Garvee), Seris 2016, Ref. RB	5.00%	03/15/2021	15	15,026
Michigan (State of) Building Authority, Series 2011 A, Ref. RB(b)(c)	5.20%	10/15/2021	25	25,786
Michigan (State of) Building Authority, Series 2011, Ref. RB(b)(c)	5.38%	10/15/2021	45	46,464
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2021	30	30,174
Michigan (State of) Building Authority (Facilities Program), Series 2011 A, Ref. RB(b)(c)	5.38%	10/15/2021	30	30,976
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS - AGM)(a)	5.00%	07/01/2021	200	203,156
Michigan (State of) Finance Authority (Clean Water), Series 2011, Ref. RB	5.00%	10/01/2021	50	51,410
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2021	220	227,913
Michigan (State of) Strategic Fund (Cadillac Place Office Building), Series 2011, RB	5.25%	10/15/2031	20	20,612

				961,645

Minnesota-0.74%
Minnesota (State of) Public Facilities Authority, Series 2016 B, Ref. RB	3.00%	03/01/2021	300	300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.69%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2021	$145	$149,548
Missouri (State of) Health & Educational Facilities Authority (Washington University), Series 2011 B, RB(b)(c)	5.00%	11/15/2021	25	25,857
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2021	100	101,575

				276,980

Nebraska-0.01%
West Haymarket Joint Public Agency, Series 2011, GO Bonds(b)(c)	4.25%	12/15/2021	5	5,162

Nevada-1.09%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2021	425	438,702

New Jersey-3.43%
New Jersey (State of), Series 2013, GO Bonds	5.00%	06/01/2021	35	35,403
New Jersey (State of), Series 2016 T, Ref. GO Bonds	5.00%	06/01/2021	45	45,518
New Jersey (State of) Economic Development Authority, Series 2012, Ref. RB(b)	5.00%	03/01/2021	10	10,000
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(b)	5.00%	03/01/2021	55	55,000
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2021	145	145,000
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2021	40	40,536
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2021	50	51,937
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	5.00%	06/15/2021	25	25,342
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	5.25%	06/15/2021	50	50,719
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	6.00%	06/15/2021	300	304,938
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB	5.25%	06/15/2031	185	187,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(b)(c)	5.00%	06/15/2021	105	106,434
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(b)(c)	5.25%	06/15/2021	100	101,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB	5.25%	06/15/2026	75	75,934
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB	5.50%	06/15/2031	100	101,268
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB	5.00%	06/15/2021	50	50,670

				1,387,351

New Mexico-0.56%
New Mexico (State of) Finance Authority (Garvee), Series 2010 B, Ref. RB	5.00%	06/15/2021	75	76,040
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2021	150	151,917

				227,957

New York-21.41%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2012, RB	5.00%	05/01/2021	30	30,232
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2021	400	412,264
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2021	295	304,045
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2021	25	25,722
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2021	520	538,907
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2021	25	25,754
New York (City of), NY, Series 1993 E-3, GO Bonds	5.00%	08/01/2023	10	10,200
New York (City of), NY, Series 1994 A4, GO Bonds	5.00%	08/01/2021	75	76,507
New York (City of), NY, Series 1994 A-4, GO Bonds	5.00%	08/01/2023	35	35,701
New York (City of), NY, Series 2008 J8, GO Bonds	4.00%	08/01/2021	25	25,399
New York (City of), NY, Series 2011 A-1, GO Bonds(b)(c)	5.00%	08/01/2021	55	56,113
New York (City of), NY, Series 2011 AA, Ref. RB(b)(c)	5.00%	06/15/2021	195	197,726
New York (City of), NY, Series 2011 AA, Ref. RB	5.00%	06/15/2033	35	35,477
New York (City of), NY, Series 2011 D-1, GO Bonds(b)(c)	5.00%	10/01/2021	50	51,418
New York (City of), NY, Series 2011 HH, RB	5.00%	06/15/2026	200	202,768
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2021	10	10,201
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2021	15	15,302
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2021	5	5,101
New York (City of), NY, Series 2013 B, Ref. GO Bonds(b)	5.00%	08/01/2021	15	15,300
New York (City of), NY, Series 2013 B, Ref. GO Bonds	5.00%	08/01/2021	40	40,804
New York (City of), NY, Series 2013 E, GO Bonds	5.00%	08/01/2021	25	25,503
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2021	10	10,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2021	$200	$204,020
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2021	200	204,020
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2021	5	5,101
New York (City of), NY, Series 2018 A, Ref. GO Bonds(b)	5.00%	08/01/2021	10	10,200
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2021	65	66,306
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2021	90	91,809
New York (City of), NY Municipal Water Finance Authority, Series 2011 HH, RB	5.00%	06/15/2029	100	101,375
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB	5.00%	06/15/2045	10	10,366
New York (City of), NY Transitional Finance Authority, Series 2002 B, RB	5.00%	02/01/2025	300	301,080
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	11/01/2024	20	20,639
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	07/15/2025	75	76,286
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	11/01/2026	25	25,792
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB	5.00%	02/01/2031	500	501,735
New York (City of), NY Transitional Finance Authority, Series 2011 S-1, RB	5.00%	07/15/2023	70	71,224
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2021	40	41,292
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB(b)	5.00%	08/01/2021	40	40,809
New York (City of), NY Transitional Finance Authority, Series 2018 C-1, RB	5.00%	05/01/2021	500	503,990
New York (City of), NY Water & Sewer System, Series 2012 FF, RB(b)	5.00%	06/15/2021	415	420,802
New York (City of), NY Water & Sewer System, Series 2016 CC, Ref. RB	5.00%	06/15/2023	50	51,912
New York (State of) Dormitory Authority, Series 1993 A, RB	5.25%	05/15/2021	50	50,518
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(a)	5.50%	05/15/2021	60	60,640
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - NATL)(a)	5.50%	07/01/2021	25	25,444
New York (State of) Dormitory Authority, Series 2011 A, RB	5.00%	03/15/2021	15	15,027
New York (State of) Dormitory Authority, Series 2011 E, RB	5.00%	08/15/2021	125	127,755
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB	5.00%	12/15/2021	215	223,224
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB	5.00%	03/15/2025	90	92,338
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2021	150	151,480
New York (State of) Dormitory Authority, Series 2013 A, RB(b)	5.00%	07/01/2021	90	91,439
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2021	200	200,354
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2021	25	25,044
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2021	150	154,228
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2021	25	25,044
New York (State of) Dormitory Authority, Seris 2016 A, Ref. RB	5.00%	07/01/2021	25	25,406
New York (State of) Dormitory Authority (Columbia University), Series 2012 A, RB	5.00%	10/01/2021	100	102,837
New York (State of) Municipal Bond Bank Agency, Series 2012, RB	5.00%	12/01/2021	55	57,004
New York (State of) Power Authority, Series 2011 A, RB(b)(c)	5.00%	11/15/2021	10	10,343
New York (State of) Thruway Authority, Series 2012 A, RB	5.00%	04/01/2021	20	20,078
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2021	5	5,009
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2023	25	25,651
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2024	35	35,911
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2026	45	46,122
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2028	200	204,966
New York (State of) Thruway Authority Highway & Bridge Trust Fund, Series 2011 A-1, RB	5.00%	04/01/2024	50	50,191
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2031	55	56,631
New York Local Government Assistance Corp., Series 1993 E, Ref. RB	5.00%	04/01/2021	10	10,040
New York Local Government Assistance Corp., Series 2018 A, Ref. RB	5.00%	04/01/2021	25	25,099
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2021	75	76,044
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2021	500	506,960
New York State Urban Development Corp., Series 2011 A, RB(b)(c)	5.00%	03/15/2021	200	200,350
New York State Urban Development Corp., Series 2011 A, RB(b)(c)	5.00%	03/15/2021	45	45,079
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2021	20	20,035
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2021	400	412,132
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	4.00%	11/15/2021	85	87,316
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	5.00%	11/15/2021	470	486,107

				8,651,249

North Carolina-1.00%
North Carolina (State of), Series 2011 B, Ref. RB	5.00%	11/01/2021	235	242,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2021	$150	$150,000
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2021	10	10,000

				402,656

Ohio-1.69%
Columbus (City of), OH, Series 2012 1, Ref. GO Bonds	5.00%	07/01/2021	300	304,836
Hancock (County of), OH (Blanchard Valley Regional Health Center), Series 2011 A, RB(b)(c)	5.75%	06/01/2021	15	15,205
Lucas (County of), OH (ProMedica Healthcare System), Series 2011 A, RB(b)(c)	6.50%	11/15/2021	200	208,844
Ohio (State of), Series 2010 A, Ref. GO Bonds	5.00%	09/15/2021	50	51,315
Ohio (State of), Series 2012 A, Ref. GO Bonds(b)(c)	4.50%	08/01/2021	75	76,359
Ohio (State of), Series 2014 A, Ref. GO Bonds	5.00%	09/15/2021	15	15,395
Ohio (State of), Series 2014 B, Ref. GO Bonds	5.00%	08/01/2021	10	10,203

				682,157

Oklahoma-0.26%
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2021	50	50,551
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2012, RB	4.50%	09/01/2021	55	56,180

				106,731

Oregon-0.82%
Oregon (State of), Series 2017 A, GO Bonds	5.00%	05/01/2021	20	20,160
Oregon (State of) Department of Transportation, Series 2017 C, Ref. RB	5.00%	11/15/2021	300	310,260

				330,420

Pennsylvania-3.30%
Allegheny (County of), PA Port Authority, Series 2011, Ref. RB(b)(c)	5.75%	03/01/2021	275	275,000
Central Bradford Progress Authority (Guthrie Healthcare System), Series 2011, RB(b)(c)	5.50%	12/01/2021	45	46,790
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Children’s Hospital), Series 2011 D, RB	5.00%	07/01/2028	50	50,748
Pennsylvania (Commonwealth of), Series 2011, GO Bonds(b)(c)	5.00%	11/15/2021	35	36,199
Pennsylvania (Commonwealth of), Series 2011, GO Bonds(b)(c)	5.00%	11/15/2021	45	46,542
Pennsylvania (Commonwealth of), Series 2011, GO Bonds(b)(c)	5.00%	11/15/2021	250	258,568
Pennsylvania (Commonwealth of), Series 2012, Ref. GO Bonds	5.00%	07/01/2021	300	304,836
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	04/01/2021	55	55,218
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	10/15/2021	15	15,453
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	5.00%	08/15/2021	25	25,552
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2011 A, RB(b)	5.00%	12/01/2021	40	41,458
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2011 A, RB(b)(c)	5.00%	03/01/2021	75	75,000
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2011 A, RB(b)(c)	5.25%	08/15/2021	100	102,321

				1,333,685

Rhode Island-0.15%
Rhode Island Commerce Corp., Seris 2016 A, Ref. RB	5.00%	06/15/2021	35	35,480
Rhode Island Health and Educational Building Corp. (Brown University), Series 2012, RB	5.00%	09/01/2021	25	25,604

				61,084

South Carolina-1.24%
Florence (County of), SC, Series 2014, GO Bonds	4.00%	06/01/2021	35	35,338
South Carolina (State of) Public Service Authority, Series 2011 B, Ref. RB(b)	5.00%	12/01/2021	20	20,721
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2021	20	20,704
South Carolina (State of) Public Service Authority, Series 2015 C, Ref. RB	5.00%	12/01/2021	35	36,232
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 B, Ref. RB(b)	4.00%	12/01/2021	175	180,003
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 C, Ref. RB	5.00%	12/01/2036	200	205,906

				498,904

Tennessee-0.46%
Knoxville (City of), TN, Series 2012 B, RB	3.00%	04/01/2047	30	30,035
Memphis (City of), TN, Series 2012 A, Ref. GO Bonds	5.00%	04/01/2021	10	10,039
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment), Series 2011 B, RB(b)(c)	5.25%	11/01/2021	50	51,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2021	$15	$15,243
Tennessee (State of), Series 2012 A, Ref. GO Bonds	5.00%	08/01/2021	20	20,403
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2021	55	56,777

				184,199

Texas-5.10%
Austin (City of), TX, Series 2010, Ref. GO Bonds	5.00%	09/01/2021	55	56,334
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2021	375	387,851
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 D, Ref. RB	5.25%	11/01/2024	100	103,287
Dallas-Fort Worth (Cities of), TX International Airport, Series 2012 C, Ref. RB	5.00%	11/01/2031	100	103,005
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020, Ref. RB	5.00%	11/01/2021	300	309,507
Harris (County of), TX Flood Control District, Series 2008 A, Ref. RB	5.25%	10/01/2021	200	205,952
Houston (City of), TX, Series 2012 F, Ref. RB(b)(c)	5.00%	11/15/2021	55	56,885
Houston (City of), TX, Series 2014 C, Ref. RB	4.00%	05/15/2021	20	20,158
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2021	400	400,000
Houston (City of), TX Combined Utility System, Series 2011 D, RB(b)(c)	5.00%	11/15/2021	65	67,227
Lower Colorado River Authority, Series 2011 A, Ref. RB(b)	5.00%	05/15/2021	10	10,098
Odessa Junior College District, Series 2011, GO Bonds(b)(c)	5.25%	08/15/2021	55	56,277
Odessa Junior College District, Series 2011, GO Bonds(b)(c)	5.38%	08/15/2021	50	51,189
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2021	70	71,982
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2021	25	25,098
Texas (State of) Transportation Commission, Series 2014 A, Ref. RB	5.00%	04/01/2021	50	50,196
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2021	60	61,699
University of Texas System Board of Regents, Series 2010, Ref. RB	5.00%	08/15/2021	25	25,553

				2,062,298

Utah-0.75%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2021	300	304,866

Virginia-0.75%
Loudoun (County of), VA Economic Development Authority (Sycolin Road), Series 2011 A, RB	5.00%	06/01/2031	255	257,945
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB	5.00%	09/01/2021	5	5,122
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)	5.00%	09/01/2021	5	5,117
Virginia (State of) Commonwealth Transportation Board, Series 2011, RB(b)(c)	4.50%	05/15/2021	35	35,311

				303,495

Washington-3.30%
Energy Northwest, Series 2012 A, Ref. RB	5.00%	07/01/2021	5	5,081
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2021	135	137,176
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	210	213,287
Energy Northwest (Columbia Generating Station), Series 2011 A, Ref. RB	5.00%	07/01/2023	40	40,640
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2021	60	60,479
Seattle (Port of), WA, Series 2015 B, Ref. RB	5.00%	03/01/2021	20	20,000
Washington (State of), Series 2011 A, GO Bonds(b)(c)	5.00%	08/01/2021	100	102,019
Washington (State of), Series 2011 A, GO Bonds(b)(c)	5.00%	08/01/2021	15	15,303
Washington (State of), Series 2011 C, GO Bonds(b)(c)	5.00%	06/01/2021	75	75,885
Washington (State of), Series 2011 C, GO Bonds(b)(c)	5.25%	06/01/2021	200	202,484
Washington (State of), Series 2011 C, GO Bonds(b)(c)	5.25%	06/01/2021	50	50,621
Washington (State of), Series 2011 R, Ref. GO Bonds	5.00%	07/01/2021	20	20,323
Washington (State of), Series 2012 R, Ref. GO Bonds	4.00%	07/01/2021	5	5,064
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2021	45	45,910
Washington (State of), Series 2013 C, RB	5.00%	09/01/2021	30	30,718
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2021	50	50,808
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2021	25	25,404
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2021	45	45,910
Washington (State of) (Senior 520 Corridor Program), Series 2011 C, GO Bonds(b)(c)	5.00%	06/01/2021	135	136,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Swedish Health Services), Series 2011 A, RB(b)(c)	6.13%	05/15/2021	$25	$25,304
Washington (State of) Health Care Facilities Authority (Swedish Health Services), Series 2011 A, RB(b)(c)	6.25%	05/15/2021	25	25,310

				1,334,319

West Virginia-0.13%
West Virginia University, Series 2011 B, RB(b)(c)	5.00%	10/01/2021	50	51,415

Wisconsin-1.54%
Wisconsin (State of), Series 2011 2, Ref. GO Bonds	5.00%	11/01/2021	35	36,128
Wisconsin (State of), Series 2011 C, GO Bonds(b)(c)	4.00%	05/01/2021	30	30,191
Wisconsin (State of), Series 2011, Ref. GO Bonds	4.00%	11/01/2021	35	35,896
Wisconsin (State of), Series 2012 A, GO Bonds(b)(c)	4.00%	05/01/2021	10	10,064
Wisconsin (State of), Series 2012 B, GO Bonds(b)(c)	3.00%	05/01/2021	300	301,404
Wisconsin (State of), Series 2016 1, Ref. GO Bonds	5.00%	11/01/2021	200	206,448

				620,131

TOTAL INVESTMENTS IN SECURITIES(d) -97.10% (Cost $39,171,972)				39,231,198
OTHER ASSETS LESS LIABILITIES-2.90%				1,172,270

NET ASSETS-100.00%				$40,403,468

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)

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(Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Ad Valorem Property Tax	25.14

Water Revenue	10.04

Sales Tax Revenue	9.90

Income Tax Revenue	7.60

Miscellaneous Revenue	7.35

Lease Revenue	6.68

Port, Airport & Marina Revenue	4.91

Health, Hospital, Nursing Home Revenue	4.50

College & University Revenue	3.97

Appropriations	3.60

General Fund	3.50

Highway Tolls Revenue	3.10

Revenue Types Each Less Than 3%	6.81

Other Assets Less Liabilities	2.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.92%
Arizona-1.12%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	$360	$383,299
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	35	37,037
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	121,666

				542,002

Arkansas-0.10%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds	3.25%	06/15/2022	50	50,445

California-14.68%
Bay Area Toll Authority (San Francisco Bay Area), Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	78,976
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2022	530	570,577
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	104,891
California (State of), Series 2012, Ref. GO Bonds	5.25%	02/01/2029	180	188,347
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	108,074
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2022	145	152,639
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	542,480
California (State of) Public Works Board, Series 2012 A, RB	5.00%	04/01/2027	50	52,585
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB	5.00%	06/01/2027	100	105,964
California (State of) Public Works Board (Various Capital), Series 2012 A, RB	5.00%	04/01/2026	155	163,013
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB	5.00%	11/01/2030	135	145,737
California (State of) Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	103,326
California State University, Series 2012 A, RB(a)(b)	5.00%	11/01/2022	350	378,444
Coachella Valley Unified School District (2005 Election), Series 2012 D, GO Bonds(a)(b)	5.00%	08/01/2022	245	261,993
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	153,366
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	142,999
Los Angeles (City of), CA Department of Water & Power, Series 2012 A, RB	5.00%	07/01/2043	200	212,264
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	106,472
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	31,942
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	42,564
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	143,699
Mount Diablo Unified School District (2010 Election), Series 2012 E, GO Bonds.	5.00%	06/01/2037	300	319,077
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2012 A, RB(a)(b)	5.00%	04/15/2022	1,000	1,054,920
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b)	5.00%	04/01/2022	100	105,302
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	150	159,771
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2012, Ref. RB	5.00%	05/01/2027	115	121,340
San Francisco (City of), CA Public Utilities Commission, Series 2012, RB(a)(b)	5.00%	05/01/2022	1,000	1,057,100
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	106,759
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	07/01/2022	155	164,988
University of California, Series 2012 G, RB	5.00%	05/15/2024	170	179,700
University of California, Series 2012 G, RB	5.00%	05/15/2037	10	10,556

				7,069,865

Colorado-1.41%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	108,422
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2022	500	542,760
Regional Transportation District (Fastracks), Series 2012 A, RB(a)(b)	5.00%	11/01/2022	25	26,879

				678,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-0.77%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB(b)	5.00%	07/01/2022	$200	$213,000
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	160,316

				373,316

District of Columbia-0.98%
District of Columbia, Series 2012 C, RB	5.00%	12/01/2026	115	124,422
District of Columbia, Series 2012 C, RB	5.00%	12/01/2029	150	162,125
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB	5.00%	10/01/2053	180	186,107

				472,654

Florida-8.87%
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2022	100	103,574
Florida (State of), Series 2013 B, Ref. GO Bonds	4.00%	06/01/2026	360	375,894
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds	4.00%	06/01/2026	700	730,905
Florida (State of) Municipal Power Agency (St. Lucie), Series 2012 A, RB	5.00%	10/01/2026	175	186,961
Miami-Dade (County of), FL, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	500	538,350
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	100	107,670
Miami-Dade (County of), FL Expressway Authority, Series 2013 A, RB	5.00%	07/01/2029	1,000	1,059,520
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	1,000	1,064,720
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	106,759

				4,274,353

Georgia-0.34%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	26,010
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	84,913
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2022	50	53,014

				163,937

Guam-3.39%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2027	535	570,588
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2030	1,000	1,062,060

				1,632,648

Illinois-1.95%
Chicago (City of), IL, Series 2012, RB	5.00%	11/01/2042	200	212,644
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)	5.00%	01/01/2022	215	223,615
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2022	100	108,101
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	105,080
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	110,334
Springfield (City of), IL, Series 2012, Ref. RB(a)(b)	5.00%	03/01/2022	170	178,248

				938,022

Indiana-0.44%
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2022	200	214,010

Maryland-1.31%
Maryland (State of), Series 2014 B, GO Bonds(a)(b)	5.00%	08/01/2022	100	106,877
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2022	315	339,057
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	97,251
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	86,768

				629,953

Massachusetts-3.09%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2022	200	208,550
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	26,564
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	106,472
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	21,294
Massachusetts (Commonwealth of) (Green Bonds), Series 2014 E, GO Bonds	5.00%	09/01/2031	240	256,886
Massachusetts (State of) Bay Transportation Authority, Series 2020, RB	5.00%	07/01/2022	500	532,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2022	$200	$212,610
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,346
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	70	74,946
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	42,751

				1,487,639

Michigan-1.56%
Michigan (State of) Finance Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	210	222,604
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2009 B, RB(a)(b)	5.00%	06/01/2022	500	530,010

				752,614

Minnesota-0.55%
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2022	250	267,268

Nevada-3.34%
Clark (County of), NV, Series 2012, Ref. GO Bonds.	4.00%	06/01/2030	200	207,496
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	325	344,373
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2037	1,000	1,055,890

				1,607,759

New Jersey-1.78%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	233,057
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	30	32,598
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB	5.00%	06/15/2038	265	276,051
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	207,620
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	106,002

				855,328

New York-20.21%
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	135	144,831
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	265	282,530
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2027	200	215,276
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2031	250	268,915
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	213,612
Metropolitan Transportation Authority, Series 2015 A-1, RB	5.00%	11/15/2022	100	107,194
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2022	600	622,758
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2026	500	528,635
New York (City of), NY, Series 2012 A-1, GO Bonds(a)(b)	5.00%	10/01/2022	100	107,687
New York (City of), NY, Series 2012 EE, RB	4.00%	06/15/2039	245	254,361
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	104,276
New York (City of), NY, Series 2012 G-1, GO Bonds(a)(b)	5.00%	04/01/2022	300	315,804
New York (City of), NY, Series 2015 A, Ref. GO Bonds.	5.00%	08/01/2022	100	106,774
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB	5.25%	02/01/2022	100	100,382
New York (City of), NY Transitional Finance Authority, Series 2012 C-1, RB	5.00%	11/01/2025	100	107,918
New York (City of), NY Transitional Finance Authority, Series 2020 A, RB	5.00%	11/01/2022	1,000	1,079,520
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(c)	5.50%	05/15/2022	600	637,806
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2027	100	104,497
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	100	105,030
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2022	1,000	1,076,540
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	09/15/2022	1,000	1,074,390
New York (State of) Power Authority, Series 2011 A, RB(a)	5.00%	11/15/2022	100	108,263
New York (State of) Thruway Authority, Series 2012 I, RB(a)(b)	5.00%	01/01/2022	800	832,464
New York State Environmental Facilities Corp., Series 2012 D, RB	5.00%	06/15/2024	200	212,480
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2022	100	107,900
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2022	600	647,358
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	270,342

				9,737,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-1.31%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	$100	$104,841
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2007 C, Ref. RB(a)(b)	5.00%	04/01/2022	400	421,028
North Carolina Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	103,032

				628,901

Ohio-4.22%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB(a)(b)	5.00%	05/01/2022	100	105,662
Columbus (City of), OH, Series 2012 A, GO Bonds(a)(b)	5.00%	08/15/2022	110	117,773
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2022	100	105,257
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	1,000	1,060,020
Ohio (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	06/15/2022	65	69,066
Ohio (State of) (Garvee), Series 2012 1, RB	5.00%	12/15/2024	295	313,013
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2012 A, RB	5.00%	01/01/2027	50	51,825
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health), Series 2012, RB(a)(b)	5.00%	01/01/2022	200	208,100

				2,030,716

Oklahoma-3.44%
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB(a)(b)	5.00%	01/03/2022	95	98,873
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2022	1,500	1,559,970

				1,658,843

Oregon-0.87%
Hillsboro School District No. 1J, Series 2012, Ref. GO Bonds(a)(b)	4.00%	06/15/2022	200	209,942
Oregon (State of) Department of Transportation, Series 2012 A, Ref. RB(a)(b)	5.00%	11/15/2022	195	211,078

				421,020

Pennsylvania-4.83%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	200	203,158
Pennsylvania (Commonwealth of) , Series 2016, Ref. GO Bonds	5.00%	01/15/2022	90	93,799
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	410,120
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	113,863
Philadelphia (City of), PA, Series 2012, Ref. RB(a)(b)	5.00%	11/01/2022	400	431,876
Pittsburgh (City of), PA, Series 2012 B, GO Bonds(a)(b)	5.00%	09/01/2022	1,000	1,072,660

				2,325,476

Tennessee-1.21%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2022	50	53,250
Nashville & Davidson (County of), TN, Series 2017, GO Bonds	5.00%	07/01/2022	400	426,000
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	100	105,257

				584,507

Texas-8.25%
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 B, RB	5.00%	11/01/2044	200	213,822
Dallas (City of), TX, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	200	215,340
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2022	100	104,586
Dallas Independent School District, Series 2012, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	500	527,295
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2022	320	334,835
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	170	180,826
Houston (City of), TX, Series 2012 D, Ref. RB	4.00%	11/15/2037	130	136,993
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	500	524,980
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2022	200	211,702
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2022	200	211,674
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	106,990
North Texas Tollway Authority, Series 2012 B, Ref. RB(a)(b)	5.00%	01/01/2022	100	104,007
San Antonio (City of), TX, Series 2016, Ref. GO Bonds	5.00%	02/01/2022	100	104,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	$250	$260,777
Texas (State of), Series 2011, Ref. GO Bonds	5.00%	10/01/2022	100	102,819
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	250	267,665
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2022	100	108,069
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	256,262

				3,973,107

Utah-0.22%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2022	100	106,500

Virginia-3.66%
Fairfax (County of), VA Economic Development Authority (Public Uses Complex), Series 2014, Ref. RB	5.00%	05/15/2022	200	211,652
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	104,793
Hampton Roads Transportation Accountability Commission, Series 2019 A, RB	5.00%	07/01/2022	500	531,390
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	500	542,205
Virginia (State of) College Building Authority, Series 2015 D, RB	5.00%	02/01/2022	355	370,819

				1,760,859

Washington-4.02%
Central Puget Sound Regional Transit Authority, Series 2012 P-1, Ref. RB	5.00%	02/01/2026	150	156,443
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	160	170,077
Seattle (Port of), WA, Series 2012 A, Ref. RB	5.00%	08/01/2031	1,000	1,065,650
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2022	200	212,944
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	41,111
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	160,641
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	129,091

				1,935,957

TOTAL INVESTMENTS IN SECURITIES(d) -97.92% (Cost $47,041,621)				47,173,303
OTHER ASSETS LESS LIABILITIES-2.08%				1,001,079

NET ASSETS-100.00%				$48,174,382

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)

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(Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Ad Valorem Property Tax	20.26

Sales Tax Revenue	9.84

Electric Power Revenue	9.36

Lease Revenue	7.85

Water Revenue	7.31

Miscellaneous Revenue	6.56

Highway Tolls Revenue	6.13

Income Tax Revenue	5.72

Appropriations	5.41

Health, Hospital, Nursing Home Revenue	5.15

College & University Revenue	4.54

Port, Airport & Marina Revenue	4.00

Revenue Types Each Less Than 3%	5.79

Other Assets Less Liabilities	2.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.74%
Alabama-1.07%
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	$185	$207,002
Jefferson (County of), AL, Series 2018 A, Ref. GO Bonds	5.00%	04/01/2023	85	92,882

				299,884

Alaska-0.10%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	27,247

Arizona-0.86%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	130,242
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	110,288

				240,530

Arkansas-0.15%
Russellville (City of), AR, Series 2015, Ref. RB(b)(c)	4.00%	07/01/2023	40	43,405

California-18.29%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB	5.25%	12/01/2025	65	73,222
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	103,914
Bay Area Toll Authority, Series 2017 A, Ref. RB	5.00%	04/01/2023	35	38,430
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	32,893
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	100,836
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	111,235
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	108,706
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	167,457
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	89,617
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	112,505
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	168,580
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	111,295
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	100	109,427
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	123,619
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	564,435
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(b)(c)	5.00%	10/01/2023	35	39,226
California (State of) Public Works Board, Series 2013 I, RB	5.25%	11/01/2027	65	73,182
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(b)(c)	5.00%	03/01/2023	100	109,647
California (State of) Public Works Board (Various State Universities), Series 2013 H, RB(b)(c)	5.00%	09/01/2023	100	111,951
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	55,401
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	75	84,457
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(b)(c)	5.00%	08/01/2023	100	111,553
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	540	597,953
Los Angeles (City of), CA Department of Water & Power System, Series 2013 A, RB	5.00%	07/01/2027	30	32,566
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	50	54,573
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	110,880
Los Angeles Unified School District, Series 2016 A, GO Bonds	4.00%	07/01/2023	125	135,700
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	205,128
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	25	27,417
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(b)(c)	4.00%	08/01/2023	100	109,146
San Diego (City of), CA Association of Governments (Green Bonds), Series 2019, RB	5.00%	11/15/2023	100	108,062
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	33,373
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	110,308
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	80	89,242
San Diego Unified School District, Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(a)	5.50%	07/01/2023	165	185,278
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2023	45	49,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	$45	$50,597
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	110,782
San Jose (City of), CA Financing Authority, Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	100	110,542
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	110	119,812
University of California, Series 2013 AF, RB	5.00%	05/15/2025	90	99,202
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2023	175	193,179

				5,134,936

Colorado-1.69%
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	197,040
Board of Governors of Colorado State University System, Series 2013 E, RB(b)(c)	5.00%	03/01/2023	35	38,347
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	85	92,593
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	95	103,577
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,608
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	38,457

				475,622

Connecticut-1.64%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	27,100
Connecticut (State of), Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	150	158,668
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	111,270
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,951
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	103,280
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB	5.00%	01/01/2038	25	26,923
Connecticut (State of) Special Tax Revenue, Series 2014 A, RB	5.00%	09/01/2023	20	22,305

				460,497

District of Columbia-0.79%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	80	88,259
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	22,041
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	100	112,238

				222,538

Florida-3.33%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	216,748
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	559,420
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(b)(c)	4.13%	10/01/2023	45	49,495
School Board of Miami-Dade County (The), Series 2013 A, COP	5.00%	05/01/2032	100	109,099

				934,762

Georgia-1.94%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	73,085
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	21,825
Georgia (State of), Series 2012 C, Ref. GO Bonds	5.00%	09/01/2023	120	128,477
Georgia (State of), Series 2013 C, Ref. GO Bonds	4.00%	10/01/2023	85	90,104
Georgia (State of), Series 2013 D, GO Bonds	-%	02/01/2026	90	97,728
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	55,514
Gwinnett (County of) GA, Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(a)	5.25%	01/01/2023	50	54,582
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	21,825

				543,140

Guam-0.44%
Guam (Government of) Waterworks Authority, Series 2013, RB(b)(c)	5.50%	07/01/2023	110	123,191

Hawaii-1.60%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	448,304

Illinois-4.29%
Chicago O’Hare International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	40	43,359
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2023	50	54,258
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	269,077
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	107,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	$145	$157,937
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	86,451
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	191,263
Illinois (State of) Finance Authority, Series 2016, RB	4.00%	01/01/2023	110	117,570
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	11,081
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	59,887
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	56,179
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB	5.00%	03/01/2023	45	48,934

				1,203,352

Indiana-2.22%
Indiana (State of) Finance Authority (University Health), Series 2019, Ref. RB	5.00%	12/01/2023	150	168,712
Lake Central Multi-District School Building Corp., Series 2012 B, RB(b)(c)	5.00%	01/15/2023	35	38,099
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	416,276

				623,087

Iowa-0.55%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	33,168
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	122,538

				155,706

Kentucky-0.62%
Kentucky (State of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	40	44,795
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	50	55,290
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2013 C, RB(b)(c)	4.50%	05/15/2023	15	16,389
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	58,346

				174,820

Louisiana-1.61%
Louisiana (State of), Series 2012 A, GO Bonds(b)(c)	5.00%	08/01/2022	80	85,502
Louisiana (State of), Series 2012 A-1, Ref. RB	5.00%	05/01/2023	40	42,331
Louisiana (State of), Series 2013 A, GO Bonds(b)(c)	4.00%	05/15/2023	25	27,070
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(b)(c)	5.00%	02/01/2023	100	109,164
Louisiana (State of) University & Agricultural & Mechanical College, Series 2013, RB(b)(c)	5.00%	07/01/2023	5	5,548
Terrebonne Levee & Conservation District, Series 2013, RB(b)(c)	5.00%	07/01/2023	165	183,077

				452,692

Maryland-2.83%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	545,095
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	150	165,393
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	75	84,393

				794,881

Massachusetts-2.56%
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	330,786
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	144,305
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	109,735
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	27,751
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	106,923

				719,500

Michigan-1.06%
Livonia Public Schools, Series 2013 I, GO Bonds(b)(c)	5.00%	05/01/2023	105	115,683
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	110,039
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	43,561
Western Michigan University, Series 2013, Ref. RB(b)(c)	5.25%	11/15/2023	25	28,336

				297,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.20%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	$10	$10,844
Minnesota (State of), Series 2013, Ref. GO Bonds	5.00%	10/01/2023	40	44,886

				55,730

Missouri-0.18%
Metropolitan St. Louis Sewer District, Series 2013 B, RB(b)(c)	5.00%	05/01/2023	25	27,572
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	20	22,421

				49,993

Nebraska-0.10%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	27,256

Nevada-0.65%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	55,185
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	66,222
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	33,204
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	27,428

				182,039

New Jersey-5.27%
New Jersey (State of), Series 2013, GO Bonds	4.00%	06/01/2028	265	283,510
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	108,764
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2029	70	75,228
New Jersey (State of) Economic Development Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	199,852
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(b)(c)	5.00%	06/15/2023	150	166,122
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(a)	5.25%	12/15/2023	55	61,909
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	169,877
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	108,449
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	150	165,435
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(b)(c)	5.00%	05/01/2023	30	33,087
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	107,428

				1,479,661

New Mexico-0.41%
New Mexico (State of), Series 2015 A, RB	5.00%	07/01/2023	55	61,011
New Mexico (State of), Series 2016 B, Ref. RB	4.00%	07/01/2023	50	54,305

				115,316

New York-19.78%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	449,524
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2023	25	27,209
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	215,738
Metropolitan Transportation Authority, Series 2013 E, RB(b)(c)	5.00%	11/15/2023	150	169,268
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	110,894
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	55,085
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	106,698
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	494,920
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	76,171
New York (City of), NY, Series 2018 AA, Ref. RB	5.00%	06/15/2023	125	138,416
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2025	100	112,906
New York (City of), NY, Series 2019 DD, RB	5.00%	06/15/2025	100	112,906
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB	5.00%	02/01/2023	200	208,628
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB	5.00%	02/01/2026	200	218,098
New York (City of), NY Transitional Finance Authority, Series 2014 B1, RB	5.00%	11/01/2023	150	168,530
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	308,971
New York (City of), NY Transitional Finance Authority, Series 2018 A1, RB	5.00%	08/01/2023	105	116,834
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2023	100	111,061
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	02/01/2023	190	202,990
New York (City of), NY Water & Sewer System, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	200	225,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2023	$100	$104,508
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	105,693
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	02/15/2023	250	273,427
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	219,282
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	35	38,359
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	71,267
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	27,080
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	60,303
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	45	49,640
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2026	200	218,902
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	50	54,619
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	218,430
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	4.00%	10/15/2023	125	137,116
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,476
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2025	170	185,688
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	118,395
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	25	28,174

				5,552,018

North Carolina-1.16%
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2023	15	16,348
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	110,705
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	90	98,303
North Carolina State University at Raleigh, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	90	100,890

				326,246

Ohio-2.26%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2023	10	11,339
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	11,186
Northeast Ohio Regional Sewer District, Series 2013, RB(b)(c)	5.00%	05/15/2023	50	55,179
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	27,955
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	206,865
Ohio (State of), Series 2016-1, RB.	5.00%	12/15/2023	50	56,453
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	100	111,990
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	129,842
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	22,583

				633,392

Oklahoma-0.48%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	43,704
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	43,376
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	4.00%	01/01/2023	45	48,054

				135,134

Oregon-0.18%
Oregon (State of) Department of Transportation, Series 2013 A, RB(b)(c)	5.00%	11/15/2023	25	28,204
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	22,527

				50,731

Pennsylvania-3.00%
Northampton (County of), PA General Purpose Authority (Lafayette College), Series 2013 A, Ref. RB(b)(c)	5.00%	11/01/2023	60	67,493
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	125	137,396
Pennsylvania (Commonwealth of), Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	65	71,446
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2023	100	109,641
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2023	100	108,853
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	262,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2017, Ref. GO Bonds	5.00%	01/01/2023	$25	$27,168
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	50	55,752

				840,608

South Carolina-0.70%
Charleston Educational Excellence Finance Corp., Series 2013, Ref. RB	4.00%	12/01/2028	25	26,996
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	76,620
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	20	22,016
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 B, Ref. RB	5.13%	12/01/2043	30	33,150
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 E, RB	5.50%	12/01/2053	20	22,262
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	16,742

				197,786

Tennessee-0.45%
Chattanooga (City of), TN Health Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	25	27,233
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	28,081
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	15	16,315
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	35	38,068
Tennessee State School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2023	15	16,870

				126,567

Texas-9.57%
Bexar (County of), TX, Series 2013 A, GO Bonds(b)(c)	4.00%	06/15/2023	25	27,148
Bexar (County of), TX, Series 2013 B, GO Bonds(b)(c)	5.00%	06/15/2023	400	443,480
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	27,879
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	21,833
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	140,026
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	27,906
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 F, Ref. RB	5.25%	11/01/2033	270	301,922
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	75	84,526
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	27,370
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	202,534
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	65	71,078
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2026	70	75,879
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	345	373,714
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2025	50	54,122
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(b)(c)	5.00%	03/15/2023	100	109,749
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	90	100,189
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(b)(c)	4.00%	05/15/2023	25	27,041
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	5.00%	08/15/2023	35	39,026
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2023	75	83,606
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	33,032
Texas Public Finance Authority, Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	151,489
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	25	27,410
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	10,931
University of Texas System (The), Series 2016 D, RB	5.00%	08/15/2023	200	223,034

				2,684,924

Virginia-1.55%
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)(c)	5.00%	09/01/2022	100	107,032
Virginia (State of) Public School Authority, Series 2012, Ref. RB(b)(c)	5.00%	08/01/2022	155	165,545
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,337
Virginia Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	155,813

				433,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-2.51%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	$300	$332,790
King (County of), WA, Series 2016 B, Ref. RB(b)(c)	5.00%	07/01/2023	15	16,662
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	125	133,011
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	223,054

				705,517

West Virginia-0.20%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	50	55,817

Wisconsin-1.45%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	375	406,800

TOTAL INVESTMENTS IN SECURITIES(d) -97.74% (Cost $27,267,247)				27,434,975
OTHER ASSETS LESS LIABILITIES-2.26%				633,614

NET ASSETS-100.00%				$28,068,589

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)

February 28, 2021

(Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Ad Valorem Property Tax	26.32

Water Revenue	9.53

Miscellaneous Revenue	8.91

Lease Revenue	8.40

Income Tax Revenue	7.27

General Fund	5.22

College & University Revenue	5.15

Sales Tax Revenue	5.02

Electric Power Revenue	4.28

Health, Hospital, Nursing Home Revenue	4.00

Appropriations	3.37

Highway Tolls Revenue	3.25

Port, Airport & Marina Revenue	3.00

Revenue Types Each Less Than 3%	4.02

Other Assets Less Liabilities	2.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2024 Municipal Bond ETF (BSMO) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.61%
Alabama-0.94%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB	5.00%	09/01/2024	$100	$115,845
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	34,530
Alabama Public School and College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	115,281

				265,656

Arizona-1.48%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	193,307
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	21,345
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	155,333
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	46,011

				415,996

California-18.44%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2046	100	108,779
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	57,167
California (State of), Series 2014 AS, RB	5.00%	12/01/2026	100	116,714
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	116,177
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	253,136
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	112,505
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	144,806
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	100	113,803
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	46,603
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	140,786
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	39,952
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	235	266,389
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	28,451
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	100	115,829
California (State of) Department of Water Resources, Series 2014, RB(a)(b)	5.00%	12/01/2024	50	58,668
California (State of) Infrastructure & Economic Development Bank, Series 2017, RB	5.00%	10/01/2024	100	116,410
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2026	100	115,468
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2033	100	114,829
California (State of) Public Works Board, Series 2014 A, RB	4.50%	09/01/2035	100	111,789
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	80,220
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	87,017
California (State of) Public Works Board (Coalinga State Health), Series 2013 E, RB	5.00%	06/01/2024	125	137,816
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	114,307
California State University, Series 2014 A, Ref. RB	5.00%	11/01/2029	200	232,144
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	110,264
Los Angeles (City of), CA Department of Water, Series 2013 B, RB	5.00%	07/01/2024	30	33,331
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	226,784
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,756
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	46,184
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	229,486
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	28,121
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	23,124
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	57,939
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	46,351
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	105	121,671
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	165	191,197
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,781
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	28,811
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	230,490
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	70	80,722
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	115,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	$10	$11,544
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	28,640
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	34,964
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	23,138
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	226,430
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	288,239
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,666
University of California, Series 2013 AF, RB	5.00%	05/15/2024	110	121,299
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	40,080

				5,191,094

Colorado-0.85%
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	29,135
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	29,067
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	23,422
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	120,917
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	36,253

				238,794

Connecticut-1.89%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	113,061
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	86,347
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	102,545
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2014 E, RB	5.00%	07/01/2024	200	229,198

				531,151

District of Columbia-0.76%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	25	29,250
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	22,827
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	39,923
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	25	28,744
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	40	46,595
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	29,083
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	15	17,056

				213,478

Florida-3.08%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014, RB	4.00%	12/01/2044	145	153,922
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	115,317
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	111,533
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	103,333
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	125,863
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	26,419
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	27,477
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	139,459
School Board of Miami-Dade County (The), Series 2014 D, Ref. COP	5.00%	11/01/2028	25	28,772
School Board of Miami-Dade County (The), Series 2014 D, Ref. COP	5.00%	11/01/2030	30	34,374

				866,469

Georgia-1.58%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	56,201
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	112,281
Atlanta (City of), GA, Series 2015, GO Bonds	5.00%	12/01/2031	50	57,872
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	23,214
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	10	11,358
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	25	28,304
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	25	28,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	$100	$115,317
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	11,566

				444,417

Hawaii-0.66%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	116,177
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	10	11,618
Hawaii (State of), Series 2016, GO Bonds	5.00%	10/01/2024	50	58,088

				185,883

Illinois-4.98%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	107,138
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	168,422
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2024	60	67,531
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	20	22,599
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	95	103,838
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	228,896
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	108,634
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	28,886
Illinois (State of) Finance Authority (Advocate Health Care), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	34,663
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	11,500
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	80	92,787
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	40,291
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	225,344
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	66,937
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	67,648
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	26,909

				1,402,023

Indiana-0.52%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	11,671
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	28,301
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	22,709
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	29,118
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	54,065

				145,864

Iowa-0.22%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	63,139

Kansas-0.32%
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	27,137
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	63,694

				90,831

Kentucky-0.61%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	171,770

Louisiana-0.90%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	70	79,341
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,694
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	100	114,790
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	17,454
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	34,908

				252,187

Maine-0.08%
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	23,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-3.22%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	$80	$90,517
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	50,916
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2027	120	133,054
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2030	25	27,408
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	22,825
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	11,570
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	50	57,847
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	75,202
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	39,944
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2024	30	34,708
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	25	27,922
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	111,112
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	52,147
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	111,207
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	46,718
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	11,671

				904,768

Massachusetts-3.66%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	231,020
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	32,408
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	51,828
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	203,889
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	25	28,748
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	11,532
Massachusetts (State of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	326,564
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	28,896
Massachusetts Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	115,621

				1,030,506

Michigan-1.34%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	257,116
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	20	22,820
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	96,999

				376,935

Minnesota-0.80%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	112,100
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	113,146

				225,246

Mississippi-0.06%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	17,427

Missouri-0.65%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	17,452
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	34,008
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	90	103,012
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	28,832

				183,304

Nebraska-0.04%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	11,339

Nevada-1.24%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	70	80,495
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	114,850
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	34,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	$75	$85,872
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	34,543

				350,109

New Jersey-4.45%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	114,101
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB	5.00%	06/15/2031	185	204,917
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	84,440
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	130	145,683
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	28,829
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	112,587
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	100	109,623
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	28,829
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	115,347
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	114,278
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	142,314
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	45	51,138

				1,252,086

New Mexico-0.36%
New Mexico (State of) Finance Authority, Series 2014 B1, Ref. RB	5.00%	06/15/2027	15	17,169
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	28,793
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	55,934

				101,896

New York-17.39%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2024	5	5,697
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	114,268
Metropolitan Transportation Authority, Series 2014 D-1, RB	5.25%	11/15/2044	100	111,389
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	17,401
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2028	25	28,679
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	114,344
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2024	125	145,266
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2024	20	23,044
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	56,538
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	25	27,805
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,746
New York (City of), NY, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	74,102
New York (City of), NY, Series 2014 I, GO Bonds	5.00%	03/01/2036	15	16,798
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	28,804
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,761
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	11,522
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	11,522
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	233,728
New York (City of), NY, Series 2020 GG, RB	5.00%	06/15/2026	75	87,648
New York (City of), NY Transitional Finance Authority, Series 2014 B1, RB	5.00%	11/01/2024	200	228,916
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	10	11,481
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2029	100	113,847
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	17,194
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2031	15	16,915
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	93,111
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	40,037
New York (City of), NY Water & Sewer System, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	229,344
New York (State of) Dormitory Authority, Series 2013 A, RB	5.00%	07/01/2024	5	5,499
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2024	25	28,495
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	16,976
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	55	62,323
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	113,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	$15	$17,007
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2024	10	11,398
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2024	25	28,392
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	22,820
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	62,800
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	565,293
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2024	150	170,971
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	11,496
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	114,957
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	335,853
New York City (City of), NY, Series 2014, Ref. RB	5.00%	06/15/2045	10	11,327
New York City (City of), NY Transitional Finance Authority, Series 2013, RB	5.00%	05/01/2024	25	27,548
New York City (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2024	50	57,699
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	28,783
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	115,133
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	226,692
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	226,628
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	313,269
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2024	30	34,946
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	3.00%	10/15/2029	10	10,598
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2030	20	23,094
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	219,822
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	11,642
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	06/15/2024	135	143,405

				4,893,828

North Carolina-1.23%
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	20	22,148
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	122,934
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	51,204
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	11,453
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	11,504
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	115,044
Wake (County of), NC, Series 2010 C, Ref. GO Bonds.	5.00%	03/01/2024	10	11,396

				345,683

Ohio-2.14%
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	33,818
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	228,487
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	11,596
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	45,312
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	231,962
Ohio (State of), Series 2020 B, Ref. GO Bonds.	5.00%	09/15/2024	20	23,223
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,849
Ohio (State of) Water Development Authority, Series 2014, RB	5.00%	12/01/2024	10	11,712
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	06/01/2024	10	11,501

				603,460

Oklahoma-0.32%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	16,834
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	62,839
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	11,387

				91,060

Oregon-0.29%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	40,940
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	40,300

				81,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-4.09%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	$60	$68,690
Erie (City & County of), PA City Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	146,211
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	10/15/2024	90	101,071
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2024	150	170,702
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2024	200	230,958
Pennsylvania (Commonwealth of), Series 2016, GO Bonds	5.00%	09/15/2024	175	202,664
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	115,808
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	114,885

				1,150,989

Rhode Island-0.31%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	86,605

South Carolina-1.35%
Horry County School District, Series 2016, GO Bonds.	5.00%	03/01/2024	50	56,901
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	58,215
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	150,448
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	114,666

				380,230

Tennessee-0.73%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	27,733
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	55,951
Tennessee (State of) School Bond Authority, Series 2015 B, RB	5.00%	11/01/2024	55	64,145
Tennessee State School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2024	50	58,313

				206,142

Texas-11.17%
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	40,546
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,837
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	97,872
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	11,563
Board of Regents of The University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	40,470
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	113,551
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	35,152
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	140,105
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	52,728
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	76,163
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	46,326
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	35	38,801
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 A, Ref. RB	5.00%	11/01/2024	500	580,360
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	34,104
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	23,148
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	40,859
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	63,701
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,944
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	119,395
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	56,807
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	11,074
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	140,879
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	30	33,766
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	17,281
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	153,507
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	10	11,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	$100	$116,414
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	74,231
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	114,202
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	22,823
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	11,633
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2024	30	34,697
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	87,104
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	23,228
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	40,055
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	30	34,946
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	57,767
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	311,916
University of Texas System Board of Regents, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	40,470
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	52,074
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	127,292

				3,145,127

Utah-0.16%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	10	10,627
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	17,303
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	15	17,169

				45,099

Virginia-1.87%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	11,629
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	108,215
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	39,876
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	11,596
Virginia (State of) College Building Authority, Series 2015 D, RB	5.00%	02/01/2024	65	73,743
Virginia (State of) College Building Authority, Series 2016 A, Ref. RB	3.00%	09/01/2024	25	27,228
Virginia (State of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	175	202,207
Virginia College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2024	10	11,345
Virginia Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	40,116

				525,955

Washington-2.51%
Energy Northwest, Series 2014 C, Ref. RB	5.00%	07/01/2027	150	172,059
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	233,672
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	226,402
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	49,981
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	23,071

				705,185

West Virginia-0.04%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	11,562

Wisconsin-0.88%
Wisconsin (State of), Series 2013, Ref. GO Bonds	5.00%	05/01/2024	30	33,127
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	29,167
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	22,217
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	23,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	$100	$110,422
Wisconsin (State of) Department of Transportation, Series 2014 A2, Ref. RB	5.00%	07/01/2027	25	28,686

				246,952

TOTAL INVESTMENTS IN SECURITIES(d)-97.61% (Cost $27,306,983)				27,474,631
OTHER ASSETS LESS LIABILITIES-2.39%				672,104

NET ASSETS-100.00%				$28,146,735

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Ad Valorem Property Tax	26.58

Miscellaneous Revenue	10.09

Lease Revenue	8.69

Sales Tax Revenue	6.95

Water Revenue	5.85

Port, Airport & Marina Revenue	5.76

Income Tax Revenue	5.31

Electric Power Revenue	5.24

General Fund	5.06

College & University Revenue	4.53

Highway Tolls Revenue	4.10

Health, Hospital, Nursing Home Revenue	3.12

Revenue Types Each Less Than 3%	6.33

Other Assets Less Liabilities	2.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2025 Municipal Bond ETF (BSMP) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.74%
Alaska-0.44%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	$100	$113,835

Arizona-4.16%
Arizona (State of) Transportation Board, Seris 2016, Ref. RB	5.00%	07/01/2025	200	238,240
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	28,510
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	141,654
City of Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	76,937
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2045	500	582,505

				1,067,846

California-13.76%
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	116,765
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	117,549
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	117,549
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	119,058
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	118,865
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	59,883
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	208,060
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	230,032
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	75,886
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	52,461
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	232,764
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	474,552
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	47,686
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	119,309
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	119,789
Pasadena (City of), CA, Series 2015 A, Ref. COP	4.00%	02/01/2038	200	218,698
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	118,423
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	143,456
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	69,256
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	294,922
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	118,647
San Francisco Bay Area Rapid Transit District, Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	77,262
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	118,434
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	161,918

				3,531,224

Connecticut-3.02%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	233,536
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	244,871
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	297,917

				776,324

Delaware-0.91%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	234,490

Florida-1.40%
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	53,711
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	107,007
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	117,431
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	81,745

				359,894

Georgia-3.49%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	150	173,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB	5.25%	08/15/2049	$100	$113,865
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB	5.50%	08/15/2054	100	114,541
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	59,282
Metropolitan Atlanta Rapid Transit Authority, Series 2015 A, RB	5.00%	07/01/2041	200	231,898
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	202,849

				896,189

Hawaii-3.04%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2027	150	179,076
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	156,110
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	298,460
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	147,263

				780,909

Illinois-3.01%
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2033	135	155,663
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	59,683
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	556,116

				771,462

Kansas-0.09%
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	23,074

Kentucky-0.44%
Louisville (City of) & Jefferson (County of), KY Sewer District, Seris 2016 A, RB	3.00%	05/15/2047	110	114,155

Louisiana-2.06%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	100	117,462
Louisiana (State of), Series 2015 A, Ref. RB	5.00%	05/01/2041	150	171,568
Louisiana (State of) Public Facilities Authority (Lafayette General Health System), Series 2016 A, Ref. RB(a)(b)	5.00%	11/01/2025	200	241,026

				530,056

Maryland-1.22%
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2025	100	120,034
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health System (The)), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	82,062
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	111,787

				313,883

Massachusetts-3.55%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	96,921
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	59,560
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	100	103,668
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	300,878
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	234,172
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	117,192

				912,391

Michigan-0.71%
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	113,612
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	68,845

				182,457

Missouri-1.15%
Health & Educational Facilities Authority of the State of Missouri (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,757
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	285,002

				295,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-1.31%
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	$170	$200,622
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	135,769

				336,391

New Jersey-4.60%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	180	211,919
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	250	291,128
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	237,012
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	100	113,114
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	113,988
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	81,433
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	115	132,274

				1,180,868

New York-19.05%
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2029	265	307,000
Metropolitan Transportation Authority (Green Bonds), Series 2017 A2, Ref. RB	5.00%	11/15/2025	200	234,848
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	88,240
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	82,074
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	106,087
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2039	200	234,362
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	130,646
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	352,872
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2032	180	213,073
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	233,162
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	120,095
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	60,048
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2025	200	235,610
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	117,306
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	99,599
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2025	105	123,270
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	46,882
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	118,786
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	238,668
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	229,486
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	127,921
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	232,254
New York Convention Center Development Corp., Series 2015, Ref. RB	4.00%	11/15/2045	210	223,904
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	108,597
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	117,583
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2025	120	139,456
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	478,706
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	89,278

				4,889,813

North Carolina-1.40%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	118,332
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	200	240,404

				358,736

Ohio-1.71%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	116,582
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	29,219
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	117,962
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	175,604

				439,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-6.29%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2025	$95	$111,649
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2028	500	586,310
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	143,300
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	112,547
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	116,239
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	177,380
Pennsylvania (State of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	238,314
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	128,693

				1,614,432

South Carolina-0.91%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	234,270

Texas-10.57%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	196,760
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	115,978
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	83,954
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	241,096
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	237,180
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	115,184
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	229,960
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	119,399
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	175,934
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	179,976
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	119,884
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	365,472
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	136,359
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	117,679
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2025	100	118,677
Texas State University System, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	158,954

				2,712,446

Utah-0.92%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	166,484
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2037	60	68,379

				234,863

Vermont-0.09%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	22,636

Virginia-0.95%
Virginia (State of) Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	142,234
Virginia Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	100,562

				242,796

Washington-5.58%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2029	75	89,423
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2030	30	35,724
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2036	75	88,743
Energy Northwest, Series 2015 A, Ref. RB	5.00%	07/01/2029	100	118,224
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	88,247
King (County of), WA, Series 2015, Ref. RB	5.00%	07/01/2036	40	46,122
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	237,346
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	17,556
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	115	134,115
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	232,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	$250	$299,092
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	45,208

				1,432,136

Wisconsin-1.91%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	194,426
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	294,585

				489,011

TOTAL INVESTMENTS IN SECURITIES(d)-97.74% (Cost $24,947,826)				25,091,713

OTHER ASSETS LESS LIABILITIES-2.26%				581,154

NET ASSETS-100.00%				$25,672,867

Investment Abbreviations:

AGM-Assured Guaranty Municipal Corp.

BAM -Build America Mutual Assurance Co.

COP -Certificates of Participation

GO   -General Obligation

INS   -Insurer

RB    -Revenue Bonds

Ref.  -Refunding

RN   -Revenue Notes

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Ad Valorem Property Tax	23.89

Water Revenue	10.15

Sales Tax Revenue	8.66

Miscellaneous Revenue	7.91

Lease Revenue	7.47

Health, Hospital, Nursing Home Revenue	6.10

Appropriations	5.77

Highway Tolls Revenue	5.22

College & University Revenue	4.56

Income Tax Revenue	4.41

Revenue Types Each Less Than 3%	13.60

Other Assets Less Liabilities	2.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.84%
Alabama-0.44%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB	5.00%	09/01/2026	$20	$24,659
Tuscaloosa City Board of Education, Series 2016, RB(a)(b)	5.00%	08/01/2026	35	43,170
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	21,333

				89,162

Arizona-1.14%
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	233,810

California-19.69%
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	28,291
Alameda Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	110,865
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	103,182
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	30,507
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	5,174
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	510,245
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	121,368
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	160,774
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	120,642
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	18,234
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	60	74,036
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	61,415
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	111,560
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	20	23,384
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	60,035
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	70	78,249
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	10	12,052
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	27,778
California (State of) Health Facilities Financing Authority (Providence St. Joseph Healthcare), Series 2016 A, Ref. RB	3.00%	10/01/2047	30	30,947
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	49,574
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	69,883
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	225,694
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	41,321
California (State of) Public Works Board, Series 2016 A, Ref. RB	4.00%	11/01/2032	220	254,674
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2026	25	30,856
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	118,334
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	100	117,623
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	221,620
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	30	33,962
Grossmont Union High School District (Election 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	5	5,166
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	48,304
Imperial Irrigation District Electric System, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	29,666
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	36,710
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	120	147,071
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	58,612
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	116,409
Los Angeles (City of), CA Department of Water, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	6,065
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	46,438
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	170	181,575
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	115,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	$20	$22,093
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	20	22,853
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	71,896
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	15	17,854
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	22,984
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	36,798
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	40	48,971
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	83,713
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	29,624
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	21,156

				4,021,709

Colorado-1.77%
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	36,821
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	252,423
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	12,105
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	25	28,863
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	12,275
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	15	18,141

				360,628

Connecticut-1.64%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	25	29,835
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	122,508
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	159,185
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	24,215

				335,743

District of Columbia-1.81%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	50	60,552
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	211,136
District of Columbia, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	15	18,104
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	35	42,984
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	18,059
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	18,018

				368,853

Florida-3.86%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	112,984
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	48,642
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	07/01/2026	10	11,846
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	119,733
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	78,855
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	116,392
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	12,041
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	12,018
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	60,761
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	24,441
School Board of Miami-Dade County (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	25	29,787
School District of Broward County, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	64,689
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	11,985
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	30,113
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	30,030
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	23,838

				788,155

Georgia-1.87%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	70	86,730
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	210,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	$35	$42,403
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	42,799

				382,091

Hawaii-1.12%
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	104,989
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	123,517

				228,506

Illinois-4.38%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	110,761
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2026	50	58,623
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2029	10	11,823
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2034	20	23,343
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	122,608
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	90,938
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	459,832
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	17,319

				895,247

Indiana-0.42%
Indiana University, Seris 2016 A, Ref. RB	5.00%	06/01/2028	25	30,434
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	45	55,251

				85,685

Iowa-0.80%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	55,516
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	108,071

				163,587

Kentucky-0.23%
Kentucky (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	20	23,862
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	24,080

				47,942

Louisiana-0.88%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	179,867

Maryland-2.10%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	49,323
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	80,150
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2026	25	30,827
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2028	75	91,819
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	123,888
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	31,044
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	22,436

				429,487

Massachusetts-4.91%
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	416,032
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	30,694
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	90	111,531
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	24,556
Massachusetts (State of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	372,624
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	47,926

				1,003,363

Michigan-2.25%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	139,489
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	24,214
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	182,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	$20	$21,666
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	91,423

				459,444

Minnesota-0.29%
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	59,322

Missouri-0.19%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	37,935

Nevada-1.30%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	10	12,355
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	29,889
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	115,168
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	47,761
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	20	24,439
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	36,400

				266,012

New Jersey-2.80%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	240,402
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	331,394

				571,796

New Mexico-1.43%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	291,444

New York-14.90%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	11,928
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	24,374
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	429,331
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	115,470
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	142,346
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	88,299
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	191,510
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	76,592
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	119,627
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	25	29,793
New York (City of), NY, Series 2016 A-1, GO Bonds	4.00%	08/01/2035	25	28,123
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	65,649
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	29,708
New York (City of), NY, Series 2016 CC1, Ref. RB	5.00%	06/15/2038	100	121,483
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2037	415	505,453
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	41,436
New York (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2030	90	107,570
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	11,921
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	17,119
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	37,064
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	48,350
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	42,396
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	121,131
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	12,097
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	50	60,566
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	53,293
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2026	15	18,231
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	73,082
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2026	5	6,077
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2026	35	42,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	$125	$152,178
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	24,450
New York City (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2037	35	41,297
New York City (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	17,796
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2029	25	30,394
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	25	30,076
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	44,721
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	30,250

				3,043,721

North Carolina-1.19%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	104,311
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	30,680
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	24,416
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	18,463
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	65,834

				243,704

Ohio-2.39%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	30,319
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	42,720
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	36,134
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	58,349
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	84,584
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	6,153
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	101,956
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	50	59,707
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	49,088
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	18,688

				487,698

Oklahoma-0.59%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	61,344
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	12,191
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	18,235
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	29,719

				121,489

Pennsylvania-3.73%
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	102,241
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	360,165
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	150	184,223
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2026	35	41,379
Pennsylvania (Commonwealth of), Series 2016, GO Bonds	4.00%	09/15/2030	65	74,954

				762,962

Rhode Island-0.52%
Rhode (State of) Island Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	45,821
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	60,816

				106,637

South Carolina-0.99%
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	179,982
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	21,970

				201,952

Tennessee-0.69%
Nashville & Davidson (County of), TN, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	60,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	$35	$43,461
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	36,452

				140,429

Texas-9.49%
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2030	60	72,945
Board of Regents of The University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	165,997
Board of Regents of The University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	43,036
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	191,552
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	35,846
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	6,061
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	73,034
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	24,059
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	45	53,842
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	60,798
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	28,211
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	100	100,597
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	200	200,728
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	36,701
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	43,389
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	18,153
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	243,906
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	35	43,209
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	34,649
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	460,949

				1,937,662

Utah-0.61%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	97,392
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	25	26,901

				124,293

Virginia-1.72%
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	24,257
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	29,769
Virginia (State of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	10	11,316
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	42,433
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	243,364

				351,139

Washington-3.33%
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	60,949
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds	5.00%	12/01/2030	50	61,374
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	18,431
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	10	10,912
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	238,160
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	11,934
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	48,633
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	10	12,129
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	35	42,761
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	30,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	$30	$35,725
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	109,259

				680,662

Wisconsin-2.37%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	245,554
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	73,077
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	24,497
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	28,051
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	113,865

				485,044

TOTAL INVESTMENTS IN SECURITIES(d)-97.84% (Cost $19,788,961)				19,987,180

OTHER ASSETS LESS LIABILITIES-2.16%				440,521

NET ASSETS-100.00%				$20,427,701

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL -National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued) February 28, 2021 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Ad Valorem Property Tax	16.23

Miscellaneous Revenue	12.25

Health, Hospital, Nursing Home Revenue	11.44

College & University Revenue	9.37

Lease Revenue	9.03

Water Revenue	8.18

General Fund	7.12

Sales Tax Revenue	5.74

Transit Revenue	5.28

Port, Airport & Marina Revenue	3.15

Income Tax Revenue	3.08

Revenue Types Each Less Than 3%	6.97

Other Assets Less Liabilities	2.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2027 Municipal Bond ETF (BSMR) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.66%
Arizona-2.12%
Arizona (State of), Series 2019 A, Ref. COP	5.00%	10/01/2027	$100	$126,011
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	200	249,224

				375,235

California-18.95%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	31,071
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	150	157,761
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	62,949
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	250,048
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	100	126,522
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	418,340
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	95,072
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-1, RB	5.00%	11/01/2027	135	171,932
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	56,477
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	31,253
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	211,954
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	62,253
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	37,764
Los Angeles (City of), CA Department of Water, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	357,318
Los Angeles (City of), CA Department of Water, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	54,294
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	243,178
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	12,670
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	10	12,607
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	50,879
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	11,836
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	245,722
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	258,175
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	108,877
San Jose Unified School District, Series 2018 E, GO Bonds	4.00%	08/01/2042	100	114,153
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	22,265
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	155,307

				3,360,677

Colorado-0.98%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	110,859
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	10	12,673
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	50,705

				174,237

Connecticut-1.16%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	30,537
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	30,233
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	24,865
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	119,515

				205,150

District of Columbia-4.10%
Washington (State of) Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	727,206

Florida-3.62%
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	49,253
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	55,144
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	82,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2027	$45	$56,770
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	10	12,277
School Board of Miami-Dade County (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	20	24,281
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	361,114

				641,326

Georgia-5.64%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	67,261
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	247,588
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	673,607
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	12,444

				1,000,900

Hawaii-1.13%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	10	12,117
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	43,848
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	63,261
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	81,184

				200,410

Idaho-0.49%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	86,658

Illinois-5.62%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	237,114
Chicago O’Hare International Airport, Series 2017 C, Ref. RB	5.00%	01/01/2041	100	116,820
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	116,738
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	114,511
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	200	233,026
Illinois (State of) Finance Authority, Series 2017, RB	5.00%	01/01/2027	95	117,401
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	25	30,819
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	29,650

				996,079

Indiana-0.56%
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	49,490
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	49,206

				98,696

Kansas-0.07%
Johnson (County of), KS Public Building Commission, Series 2018 A, RB	4.00%	09/01/2027	10	11,738

Louisiana-1.20%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	50	59,895
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	122,241
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	31,462

				213,598

Maryland-3.02%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	18,803
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	31,633
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	18,764
Maryland (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	245	310,004
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	24,899
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	130,849

				534,952

Massachusetts-3.85%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2027	50	61,861
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	19,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	$30	$37,820
Massachusetts (State of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	564,463

				683,166

Minnesota-0.28%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	36,959
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	10	12,718

				49,677

Mississippi-0.07%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	12,682

Missouri-1.82%
Health & Educational Facilities Authority of the State of Missouri (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	247,216
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2027	60	75,878

				323,094

Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	30,175

New Jersey-2.34%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	86,180
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	122,345
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	125,690
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	31,269
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	27,553
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	22,406

				415,443

New Mexico-0.63%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	4.00%	08/01/2039	100	112,652

New York-17.61%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	54,577
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	235,588
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	526,797
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	117,526
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	248,780
Metropolitan Transportation Authority (Green Bonds), Series 2017 C1, Ref. RB	5.00%	11/15/2027	50	60,692
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2027	70	87,537
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	120,586
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	42,554
New York (City of), NY, Series 2017, Ref. RB	5.00%	06/15/2037	140	168,965
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	18,607
New York (City of), NY Transitional Finance Authority, Series 2017 A, RB	3.50%	02/01/2038	45	48,643
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	30,503
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	43,730
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	42,888
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	121,578
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	40,958
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2027	60	73,288
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	169,697
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	181,557
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	42,447
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	242,948
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	42,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	$100	$114,015
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	37,609
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2027	40	48,254
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	24,305
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	12,492
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	122,965

				3,122,611

North Carolina-0.62%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	47,103
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	20	25,083
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	37,268

				109,454

Ohio-1.89%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	145	159,390
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	24,954
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	12,639
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	12,528
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	63,876
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	24,874
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	37,000

				335,261

Oklahoma-0.67%
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	118,062

Oregon-1.18%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	86,820
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	123,217

				210,037

Pennsylvania-3.67%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	117,765
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	123,487
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	49,395
Pennsylvania (Commonwealth of), Series 2017, Ref. GO Bonds	5.00%	01/01/2027	195	241,609
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	43,940
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	18,016
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	56,716

				650,928

Rhode Island-0.16%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	28,551

South Carolina-0.40%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	11,398
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	59,922

				71,320

South Dakota-0.19%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	32,874

Tennessee-0.17%
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	29,924

Texas-7.04%
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	5.00%	02/15/2048	75	89,219
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	56,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	$40	$49,657
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	63,510
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	217,747
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	37,938
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	168,917
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	186,646
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	80,979
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	217,285
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	31,288
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	17,762
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	31,401

				1,248,467

Virginia-1.54%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	193,720
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	60,564
Virginia (State of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	6,235
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	10	12,509

				273,028

Washington-2.83%
Energy Northwest, Series 2018, Ref. RB	5.00%	07/01/2027	35	44,073
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds	5.00%	12/01/2027	100	123,886
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds	5.00%	12/01/2035	25	30,735
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	10	12,399
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	25,235
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	43,733
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	96,545
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	37,290
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	12,618
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	74,474

				500,988

Wisconsin-1.87%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	25,071
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	12,311
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	294,579

				331,961

TOTAL INVESTMENTS IN SECURITIES(b)-97.66% (Cost $17,401,631)				17,317,217

OTHER ASSETS LESS LIABILITIES-2.34%				414,653

NET ASSETS-100.00%				$17,731,870

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Miscellaneous Revenue	18.74

Ad Valorem Property Tax	14.73

Health, Hospital, Nursing Home Revenue	10.36

General Fund	8.09

Water Revenue	6.54

Sales Tax Revenue	6.53

Transit Revenue	5.85

Income Tax Revenue	5.38

Electric Power Revenue	5.36

Lease Revenue	4.52

College & University Revenue	3.83

Revenue Types Each Less Than 3%	7.73

Other Assets Less Liabilities	2.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2028 Municipal Bond ETF (BSMS) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.93%
Arizona-2.11%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	$175	$215,458

Arkansas-0.36%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	36,779

California-17.64%
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	252,816
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	131,780
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	243,060
Chaffey Community College District, Series 2019 A, GO Bonds	3.00%	06/01/2046	185	194,011
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	244,952
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	70,233
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	185,342
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	229,544
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	107,217
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	88,807
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	57,294

				1,805,056

Colorado-0.49%
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	50,246

Connecticut-1.24%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	126,421

District of Columbia-2.76%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	38,156
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	243,750

				281,906

Florida-1.05%
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	107,567

Georgia-5.13%
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	225,598
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	64,211
Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	235,260

				525,069

Illinois-3.53%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	63,733
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	115,344
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	150	182,373

				361,450

Indiana-2.13%
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	218,269

Louisiana-0.28%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	28,310

Maryland-1.56%
Maryland (State of), Series 2018, GO Bonds	5.00%	08/01/2031	125	159,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-3.36%
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	$90	$116,533
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	227,640

				344,173

Minnesota-0.12%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	12,662

Nevada-1.75%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	62,368
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	117,138

				179,506

New Jersey-5.12%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	150	155,278
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	237,226
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	131,276

				523,780

New York-18.82%
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2035	150	165,679
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	239,760
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	82,885
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	123,536
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2043	100	118,518
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2033	90	109,901
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	224,218
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	92,532
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	100	128,725
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	148,840
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	119,541
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	150	182,200
Port Authority of New York & New Jersey, Series 2018, Ref. RB	5.00%	07/15/2030	150	189,402

				1,925,737

Ohio-2.01%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	18,665
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	150	187,382

				206,047

Oregon-1.23%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	126,043

Pennsylvania-2.40%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	245,360

Texas-11.45%
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	150	175,944
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	25,025
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	74,861
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	63,357
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	120	150,101
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	25,645
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	258,552
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	150	185,718
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	50	63,030
Texas Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	130	149,726

				1,171,959

Utah-0.23%
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	20	23,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-0.74%
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	$60	$75,712

Washington-5.78%
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2028	100	125,283
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	56,619
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	49,196
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	200	229,292
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds	5.00%	12/01/2036	105	131,519

				591,909

West Virginia-3.64%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	154,714
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	218,104

				372,818

TOTAL INVESTMENTS IN SECURITIES(b)-94.93% (Cost $9,675,128)				9,715,268

OTHER ASSETS LESS LIABILITIES-5.07%				519,053

NET ASSETS-100.00%				$10,234,321

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Water Revenue	18.10

Ad Valorem Property Tax	12.13

Sales Tax Revenue	11.23

Transit Revenue	7.01

College & University Revenue	6.69

Miscellaneous Revenue	6.69

General Fund	5.96

Port, Airport & Marina Revenue	5.19

Electric Power Revenue	4.38

Appropriations	3.84

Health, Hospital, Nursing Home Revenue	3.42

Revenue Types Each Less Than 3%	10.29

Other Assets Less Liabilities	5.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2029 Municipal Bond ETF (BSMT) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.69%
Arizona-1.53%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	$125	$155,592

California-14.59%
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	65	83,364
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	98,682
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	32,063
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	64,810
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	30	39,059
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	112,930
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	124,944
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	250,204
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	122,515
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	122,104
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	70	87,025
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	85,876
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	125	144,226
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	50	62,727
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	20	25,982
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	25	29,059

				1,485,570

Colorado-0.72%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	38,513
Colorado (State of) Health Facilities Authority (Adventhealth Obligated), Series 2019, Ref. RB	4.00%	11/15/2038	30	34,741

				73,254

Connecticut-1.89%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	25	31,736
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	154,490
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	6,438

				192,664

District of Columbia-3.79%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	129,465
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	39,354
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	34,659
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	50	64,750
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	118,061

				386,289

Florida-4.21%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	113,423
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	123,970
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	190,842

				428,235

Georgia-2.35%
Development Authority for Fulton County (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	111,221
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	128,479

				239,700

Hawaii-1.06%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	32,397
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	75,723

				108,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.50%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	$100	$119,784
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	170	216,945
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	100	121,130

				457,859

Indiana-1.84%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	65,538
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	121,883

				187,421

Iowa-0.45%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	35	45,812

Kansas-1.18%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	119,855

Louisiana-1.80%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	110	138,702
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	35	44,804

				183,506

Maryland-2.41%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	100	115,617
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2031	80	103,566
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	26,485

				245,668

Massachusetts-4.41%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	50,498
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	45	59,074
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	89,657
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	75,289
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	19,631
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	13,167
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	19,569
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	13,128
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB	4.00%	06/01/2049	100	108,919

				448,932

Michigan-2.23%
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	99,032
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	128,026

				227,058

Minnesota-0.83%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	84,265

Mississippi-0.29%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	29,647

Missouri-0.59%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	60,176

Nebraska-0.31%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	18,960
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	12,804

				31,764

Nevada-0.56%
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	25	31,822
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	25,302

				57,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.37%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	$125	$158,424
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	184,189

				342,613

New York-16.34%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	128,902
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	122,419
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	23,181
New York (City of), NY, Series 2019 A-1, GO Bonds	5.00%	08/01/2039	100	123,169
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	38,642
New York (City of), NY, Series 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	62,026
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	95	117,038
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	35	43,569
New York (City of), NY Transitional Finance Authority, Series 2019 A2, RB	5.00%	05/01/2037	100	124,885
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	95	107,478
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	43,126
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	122,712
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	407,904
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2044	35	43,808
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	32,793
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	122,009

				1,663,661

North Carolina-2.01%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	50	65,436
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	19,286
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	119,880

				204,602

Ohio-3.29%
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	64,633
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	26,070
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	69,874
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	66,164
Ohio (State of) Water Development Authority, Series 2019 B, RB	5.00%	12/01/2037	45	57,980
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	50,401

				335,122

Oregon-2.02%
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	77,089
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	128,495

				205,584

Pennsylvania-2.34%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	114,254
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	124,450

				238,704

Rhode Island-1.29%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	131,198

Texas-10.49%
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	76,999
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	95,430
Dallas Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	30,303
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	94,960
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	43,814
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2032	20	25,593
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	153,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	$75	$85,961
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	31,316
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	100	115,784
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	10	13,086
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	50	60,144
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant
Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	113,181
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	127,498

				1,067,581

Utah-0.96%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	97,763

Virginia-1.76%
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	13,118
Virginia College Building Authority, Series 2017 E, Ref. RB	5.00%	02/01/2029	100	126,784
Virginia College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	39,153

				179,055

Washington-2.28%
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	45,950
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	64,938
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	44,766
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	75,925

				231,579

TOTAL INVESTMENTS IN SECURITIES(b)-97.69% (Cost $9,992,982)				9,945,973

OTHER ASSETS LESS LIABILITIES-2.31%				235,227

NET ASSETS-100.00%				$10,181,200

Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued) February 28, 2021 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Ad Valorem Property Tax	16.52

Water Revenue	10.47

General Fund	10.34

Miscellaneous Revenue	8.55

Lease Revenue	7.65

Income Tax Revenue	7.63

Electric Power Revenue	6.97

Appropriations	6.71

Health, Hospital, Nursing Home Revenue	5.13

Highway Tolls Revenue	5.06

College & University Revenue	4.72

Revenue Types Each Less Than 3%	7.94

Other Assets Less Liabilities	2.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2030 Municipal Bond ETF (BSMU) February 28, 2021 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.65%
California-14.44%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	$90	$118,641
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	118,818
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	100	114,050
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	66,616
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	170,942
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	127,915

				716,982

Colorado-3.05%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	33,028
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	100	118,529

				151,557

Connecticut-2.58%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	128,069

District of Columbia-5.14%
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	255,258

Florida-1.82%
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	64,188
School District of Broward County, Series 2020 A, COP	5.00%	07/01/2033	20	25,994

				90,182

Georgia-0.85%
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	42,143

Illinois-2.74%
Illinois (State of) Finance Authority (Northshore University), Series 2020, Ref. RB	4.00%	08/15/2040	100	116,491
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	19,600

				136,091

Maryland-2.53%
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	125,618

Massachusetts-2.70%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	25	32,186
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	100	101,953

				134,139

New York-33.50%
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2030	100	129,720
New York (City of), NY, Series 2019 L-6, GO Bonds	5.00%	04/01/2030	20	25,611
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	125	141,513
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	123,182
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	63,221
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	103,175
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	200	231,380
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB.	4.00%	02/15/2047	100	112,226
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	18,350
New York (State of) Power Authority, Series 2002 A, Ref. RB	4.00%	11/15/2055	100	114,162
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	200	229,848
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	200	228,732
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	142,049

				1,663,169

North Carolina-2.14%
Brunswick (County of), NC, Series 2020, RB	3.00%	04/01/2050	100	106,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued) February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-3.44%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	$135	$170,775

Pennsylvania-2.25%
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	100	111,649

Tennessee-2.48%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	122,829

Texas-9.29%
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020, Ref. RB	4.00%	11/01/2045	100	115,802
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	192,936
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	152,545

				461,283

Virginia-2.67%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	132,395

Washington-2.77%
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	72,383
Washington (State of), Series 2020 C, GO Notes	5.00%	02/01/2034	50	64,875

				137,258

Wisconsin-2.26%
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020, Ref. RB	4.00%	01/01/2045	100	112,318

TOTAL INVESTMENTS IN SECURITIES(b)-96.65% (Cost $4,841,106)				4,797,816

OTHER ASSETS LESS LIABILITIES-3.35%				166,374

NET ASSETS-100.00%				$4,964,190

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued) February 28, 2021 (Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Ad Valorem Property Tax	19.02

Income Tax Revenue	18.11

Health, Hospital, Nursing Home Revenue	11.21

Port, Airport & Marina Revenue	7.42

General Fund	7.36

Water Revenue	5.58

Transit Revenue	5.14

Highway Tolls Revenue	5.03

Lease Revenue	4.87

Miscellaneous Revenue	4.38

College & University Revenue	3.43

Revenue Types Each Less Than 3%	5.10

Other Assets Less Liabilities	3.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE) February 28, 2021 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-76.65%
Brazil-4.15%
Itau Unibanco Holding S.A., 6.20%, 12/21/2021(a)	$ 200,000	$207,950
Minerva Luxembourg S.A, 6.50%, 09/20/2026(a)	200,000	210,250

		418,200

Chile-1.01%
Chile Government International Bond, 3.25%, 09/14/2021	100,000	101,572

China-9.50%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	100,000	101,460
China Evergrande Group, 6.25%, 06/28/2021(a)	200,000	197,972
Huarong Finance II Co. Ltd., 3.63%, 11/22/2021(a)	200,000	202,949
Industrial & Commercial Bank of China Ltd., 2.45%, 10/20/2021	250,000	252,607
Sinopec Group Overseas Development (2016) Ltd., 2.00%, 09/29/2021(a)	200,000	201,318

		956,306

Colombia-3.03%
Colombia Government International Bond, 4.38%, 07/12/2021	300,000	304,736

Hungary-1.99%
Hungary Government International Bond, 6.38%, 03/29/2021	200,000	200,971

India-2.02%
Indian Oil Corp. Ltd., 5.63%, 08/02/2021(a)	200,000	203,844

Indonesia-10.10%
Indonesia Government International Bond
4.88%, 05/05/2021(a)	200,000	201,373
4.88%, 05/05/2021(a)	200,000	201,374
Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2021(a)	200,000	200,112
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 5.50%, 11/22/2021(a)	400,000	414,030

		1,016,889

Malaysia-4.02%
Export-Import Bank of Malaysia Bhd., 2.48%, 10/20/2021(a)	200,000	202,376
RHB Bank Bhd., 2.50%, 10/06/2021(a)	200,000	202,198

		404,574

Mexico-3.01%
Comision Federal de Electricidad
4.88%, 05/26/2021(a)	200,000	201,977
4.88%, 05/26/2021	100,000	100,989

		302,966

Poland-2.00%
Republic of Poland Government International Bond, 5.13%, 04/21/2021	200,000	201,311

	Principal Amount	Value
Russia-6.03%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/2021(a)	$200,000	$202,200
7.75%, 04/28/2021(a)	200,000	202,200
Sberbank of Russia Via SB Capital S.A., Series 7, 5.72%, 06/16/2021(a)	200,000	202,856

		607,256

Supranational-3.99%
Asian Development Bank, 1.63%, 03/16/2021	200,000	200,108
Black Sea Trade & Development Bank, 4.88%, 05/06/2021(a)	200,000	201,632

		401,740

Turkey-10.02%
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	200,000	201,300
4.25%, 06/08/2021(a)	200,000	201,300
Turkey Government International Bond, 5.63%, 03/30/2021	200,000	200,523
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	200,000	202,993
5.50%, 10/27/2021(a)	200,000	202,992

		1,009,108

United Arab Emirates-12.15%
Abu Dhabi Government International Bond
2.13%, 05/03/2021(a)	200,000	200,678
2.13%, 05/03/2021(a)	200,000	200,678
Abu Dhabi National Energy Co. PJSC, 5.88%, 12/13/2021(a)	200,000	208,386
Dolphin Energy Ltd. LLC, 5.50%, 12/15/2021(a)	200,000	207,664
EIB Sukuk Co. Ltd., 3.54%, 05/31/2021(a)	200,000	201,338
Unity 1 Sukuk Ltd., 3.86%, 11/30/2021(a)	200,000	204,646

		1,223,390

United States-3.63%
Novelis Corp., 5.88%, 09/30/2026(a)	350,000	365,312

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,642,054)		7,718,175

U.S. Treasury Securities-15.66%
U.S. Treasury Bills-15.66%
0.06%, 04/22/2021(b) (Cost $1,577,074)	1,577,200	1,577,149
	Shares
Money Market Funds-2.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $208,821)	208,821	208,821

TOTAL INVESTMENTS IN SECURITIES-94.38% (Cost $9,427,949)		9,504,145

OTHER ASSETS LESS LIABILITIES-5.62%		565,960

NET ASSETS-100.00%		$10,070,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)—(continued) February 28, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $6,053,898, which represented 60.12% of the Fund’s Net Assets.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$3,567,538	$(3,358,717)	$-	$-	$208,821	$31

Invesco Premier U.S. Government Money Portfolio, Institutional Class	31,602	6,501	(38,103)	-	-	-	-

Total	$31,602	$3,574,039	$(3,396,820)	$-	$-	$208,821	$31

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Financials	26.66

Sovereign Debt	24.00

U.S. Treasury Securities	15.66

Utilities	9.18

Energy	6.08

Materials	3.63

Sector Types Each Less Than 3%	7.10

Money Market Funds Plus Other Assets Less Liabilities	7.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE) February 28, 2021 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.64%
Brazil-7.87%
Banco Bradesco S.A., 5.75%, 03/01/2022(a)	$200,000	$207,550
Banco do Brasil S.A.
5.88%, 01/26/2022(a)	200,000	206,252
5.88%, 01/26/2022(a)	200,000	206,252
3.88%, 10/10/2022	200,000	207,290
Caixa Economica Federal, 3.50%, 11/07/2022(a)	150,000	155,175
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	95,268
Embraer S.A., 5.15%, 06/15/2022	100,000	103,313
Itau Unibanco Holding S.A.
5.65%, 03/19/2022(a)	200,000	208,500
5.65%, 03/19/2022(a)	200,000	208,500
5.50%, 08/06/2022(a)	200,000	210,810
5.50%, 08/06/2022(a)	200,000	210,810
NBM US Holdings, Inc., 7.00%, 05/14/2026(a)	200,000	216,070

		2,235,790

Chile-0.54%
Banco del Estado de Chile, 3.88%, 02/08/2022(a)	150,000	154,575

China-8.67%
Azure Nova International Finance Ltd., 3.50%, 03/21/2022(a)	200,000	204,705
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/2022(a)	200,000	203,984
China Cinda Finance 2017 I Ltd., 3.65%, 03/09/2022(a)	200,000	204,956
COSL Finance BVI Ltd., 3.25%, 09/06/2022(a)	200,000	205,606
Export-Import Bank of China (The), 2.63%, 03/14/2022(a)	200,000	204,173
Shimao Group Holdings Ltd., 4.75%, 07/03/2022(a)	200,000	204,098
Sinopec Group Overseas Development (2012) Ltd.
3.90%, 05/17/2022(a)	200,000	207,563
3.90%, 05/17/2022(a)	200,000	207,564
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/2022(a)	200,000	204,547
2.50%, 09/13/2022(a)	200,000	204,737
State Grid Overseas Investment (2016) Ltd., 2.75%, 05/04/2022(a)	200,000	204,614
State Grid Overseas Investment 2016 Ltd., 2.75%, 05/04/2022(a)	200,000	204,614

		2,461,161

Colombia-2.79%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	200,000	211,802
Bancolombia S.A., 5.13%, 09/11/2022	100,000	105,728
Grupo Aval Ltd.
4.75%, 09/26/2022(a)	200,000	210,750
4.75%, 09/26/2022(a)	250,000	263,437

		791,717

India-7.62%
Axis Bank Ltd.
3.00%, 08/08/2022(a)	200,000	204,277
3.00%, 08/08/2022(a)	200,000	204,277
Bank of Baroda, 3.50%, 04/04/2022(a)	200,000	204,401

	Principal Amount	Value
India-(continued)
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/2022(a)	$200,000	$209,443
Canara Bank, 3.25%, 08/10/2022(a)	200,000	204,690
ICICI Bank Ltd., 3.25%, 09/09/2022(a)	200,000	205,413
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	206,218
Reliance Industries Ltd.
5.40%, 02/14/2022(a)	250,000	260,872
5.40%, 02/14/2022(a)	250,000	260,872
State Bank of India, 3.25%, 01/24/2022(a)	200,000	203,850

		2,164,313

Indonesia-9.15%
Indonesia Government International Bond
3.70%, 01/08/2022(a)	200,000	205,442
3.75%, 04/25/2022(a)	300,000	310,532
3.75%, 04/25/2022(a)	200,000	207,022
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/2025(a)	200,000	211,364
6.75%, 01/30/2025(a)	200,000	211,364
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	200,000	205,647
3.40%, 03/29/2022(a)	200,000	205,647
3.30%, 11/21/2022(a)	200,000	209,017
3.30%, 11/21/2022(a)	200,000	209,017
PT Bukit Makmur Mandiri Utama, 7.75%, 02/13/2022(a)	200,000	204,242
PT Pertamina (Persero)
4.88%, 05/03/2022(a)	200,000	208,801
4.88%, 05/03/2022(a)	200,000	208,801

		2,596,896

Ireland-0.37%
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(a)	100,000	104,549

Malaysia-3.71%
IOI Investment L Bhd., 4.38%, 06/27/2022(a)	200,000	206,641
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	200,000	205,631
3.13%, 03/18/2022(a)	200,000	205,631
7.88%, 05/22/2022(a)	200,000	217,828
7.88%, 05/22/2022(a)	200,000	217,828

		1,053,559

Mauritius Island-0.72%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	200,000	203,259

Mexico-6.52%
Alpek S.A.B. de C.V., 4.50%, 11/20/2022(a)	200,000	212,952
Alpha Holding S.A. de C.V., 10.00%, 12/19/2022(a)	200,000	169,900
America Movil S.A.B. de C.V., 3.13%, 07/16/2022	400,000	414,254
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander, 4.13%, 11/09/2022(a)	150,000	157,594
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/2022(a)	200,000	210,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Mexico-(continued)
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/2022(a)	$100,000	$103,374
4.50%, 01/25/2022(a)	100,000	103,374
Mexico Government International Bond, 8.00%, 09/24/2022	200,000	223,002
Petroleos Mexicanos
4.88%, 01/24/2022(b)	150,000	153,787
5.38%, 03/13/2022	100,000	102,861

		1,851,223

Morocco-1.86%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	500,000	526,840

Peru-3.71%
Banco BBVA Peru S.A.
5.00%, 08/26/2022(a)	100,000	106,009
5.00%, 08/26/2022(a)	100,000	106,009
Inkia Energy Ltd.
5.88%, 11/09/2027(a)	200,000	212,450
5.88%, 11/09/2027(a)	200,000	212,450
Orazul Energy Egenor SCA, 5.63%, 04/28/2027(a)	200,000	210,276
Southern Copper Corp., 3.50%, 11/08/2022	100,000	104,650
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a)	100,000	102,092

		1,053,936

Philippines-0.74%
Union Bank of the Philippines, 3.37%, 11/29/2022(a)	200,000	208,834

Poland-2.22%
Republic of Poland Government International Bond, 5.00%, 03/23/2022	600,000	630,766

Russia-9.60%
Gazprom Neft OAO Via GPN Capital S.A.
4.38%, 09/19/2022(a)	200,000	208,646
4.38%, 09/19/2022(a)	200,000	208,646
Gazprom PJSC Via Gaz Capital S.A.
6.51%, 03/07/2022(a)	200,000	211,146
4.95%, 07/19/2022(a)	200,000	210,441
Rosneft Oil Co. Via Rosneft International Finance DAC
4.20%, 03/06/2022(a)	200,000	205,896
4.20%, 03/06/2022(a)	200,000	205,896
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022(a)	200,000	208,105
4.50%, 04/04/2022(a)	200,000	208,105
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	200,000	209,495
5.13%, 10/29/2022(a)	200,000	210,610
5.13%, 10/29/2022(a)	200,000	210,610
VTB Bank OJSC Via VTB Capital S.A.
6.95%, 10/17/2022(a)	200,000	213,639
6.95%, 10/17/2022(a)	200,000	213,639

		2,724,874

South Africa-3.64%
MTN (Mauritius) Investments Ltd., 5.37%, 02/13/2022(a)	200,000	205,661

	Principal Amount	Value
South Africa-(continued)
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	$200,000	$210,994
Sasol Financing International Ltd., 4.50%, 11/14/2022	200,000	206,750
Transnet SOC Ltd.
4.00%, 07/26/2022(a)	200,000	205,332
4.00%, 07/26/2022(a)	200,000	205,332

		1,034,069

Supranational-4.29%
Asian Development Bank
2.00%, 02/16/2022	200,000	203,466
1.88%, 02/18/2022	100,000	101,625
0.63%, 04/07/2022	350,000	351,618
1.88%, 07/19/2022	250,000	255,790
1.88%, 08/10/2022	100,000	102,416
1.75%, 09/13/2022	200,000	204,706

		1,219,621

Tanzania-0.93%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	250,000	262,855

Thailand-2.58%
Bangkok Bank PCL, 3.88%, 09/27/2022(a)	200,000	209,537
PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	500,000	524,304

		733,841

Turkey-10.11%
Anadolu Efes Biracilik Ve Malt Sanayii A.S., 3.38%, 11/01/2022(a)	200,000	204,263
Hazine Mustesarligi Varlik Kiralama A.S., 5.80%, 02/21/2022(a)	200,000	205,650
QNB Finansbank A.S.
4.88%, 05/19/2022(a)	200,000	204,072
4.88%, 05/19/2022(a)	200,000	204,072
T.C. Ziraat Bankasi A.S., 5.13%, 05/03/2022(a)	200,000	203,028
Turkey Government International Bond
5.13%, 03/25/2022	200,000	205,215
6.25%, 09/26/2022	400,000	418,308
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	200,000	205,663
5.25%, 09/13/2022(a)	200,000	205,663
Turkiye Ihracat Kredi Bankasi A.S., 4.25%, 09/18/2022(a)	200,000	201,823
Turkiye Is Bankasi A.S., 5.50%, 04/21/2022(a)	200,000	204,134
Turkiye Vakiflar Bankasi T.A.O., 5.63%, 05/30/2022(a)	200,000	204,304
Yapi ve Kredi Bankasi A.S., 5.50%, 12/06/2022(a)	200,000	203,300

		2,869,495

United Arab Emirates-7.63%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	400,000	413,271
2.50%, 10/11/2022(a)	200,000	206,635
BOS Funding Ltd., 4.23%, 03/07/2022(a)	200,000	205,754
DAE Funding LLC
4.50%, 08/01/2022(a)	100,000	100,750
4.50%, 08/01/2022(a)	200,000	201,500
DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	200,000	205,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
United Arab Emirates-(continued)
Emirates NBD Bank PJSC, 3.25%, 11/14/2022(a)	$200,000	$208,478
First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(a)	200,000	205,430
MDGH - GMTN B.V.
5.50%, 03/01/2022(a)	200,000	209,884
5.50%, 03/01/2022(a)	200,000	209,884

		2,167,017

United Kingdom-0.76%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	200,000	216,375

United States-2.61%
JBS Investments II GmbH
7.00%, 01/15/2026(a)	200,000	212,352
7.00%, 01/15/2026(a)	200,000	212,352
5.75%, 01/15/2028(a)	200,000	210,502
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(a)	100,000	107,410

		742,616

Total U.S. Dollar Denominated Bonds & Notes (Cost $27,691,791)		28,008,181

	Shares	Value
Money Market Funds-1.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $470,893)	470,893	$470,893

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $28,162,684)		28,479,074

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.27%
Invesco Private Prime Fund, 0.11%(c)(d)(e) (Cost $78,448)	78,416	78,448

TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $28,241,132)		28,557,522

OTHER ASSETS LESS LIABILITIES-(0.57)%		(162,812)

NET ASSETS-100.00%		$28,394,710

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $23,438,787, which represented 82.55% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 1,138,574	$ (667,681)	$-	$ -	$470,893	$12

Invesco Premier U.S. Government Money Portfolio, Institutional Class	68,228	26,233	(94,461)	-	-	-	1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	238,775	(238,775)	-	-	-	1	*

Invesco Private Prime Fund	-	236,851	(158,408)	-	5	78,448	12	*

Total	$68,228	$ 1,640,433	$(1,159,325)	$-	$5	$549,341	$26

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued) February 28, 2021 (Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Financials	39.20

Sovereign Debt	19.06

Energy	18.91

Consumer Staples	5.55

Materials	4.99

Utilities	4.40

Sector Types Each Less Than 3%	6.53

Money Market Funds Plus Other Assets Less Liabilities	1.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE) February 28, 2021 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.96%
Brazil-9.20%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	$200,000	$203,952
Banco do Brasil S.A.
5.88%, 01/19/2023(a)	200,000	213,040
5.88%, 01/19/2023(a)	200,000	213,040
4.88%, 04/19/2023(a)	200,000	212,390
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/2023(a)	200,000	223,731
Brazilian Government International Bond, 2.63%, 01/05/2023.	200,000	207,000
Embraer Overseas Ltd., 5.70%, 09/16/2023(a) .	61,000	64,157
Gerdau Trade, Inc., 4.75%, 04/15/2023(a)	200,000	213,252
Itau Unibanco Holding S.A.
2.90%, 01/24/2023(a)	200,000	203,230
5.13%, 05/13/2023(a)	200,000	211,350
5.13%, 05/13/2023(a)	500,000	528,375
Petrobras Global Finance B.V., 4.38%, 05/20/2023	150,000	160,462

		2,653,979

Cayman Islands-0.73%
FAB Sukuk Co. Ltd., 3.63%, 03/05/2023(a)	200,000	211,488

Chile-3.40%
Banco de Credito e Inversiones S.A.
4.00%, 02/11/2023(a)	200,000	212,106
4.00%, 02/11/2023(a)	275,000	291,646
Falabella S.A., 3.75%, 04/30/2023(a)	200,000	210,892
Inversiones CMPC S.A., 4.38%, 05/15/2023(a)	250,000	266,051

		980,695

China-7.06%
China Government International Bond
3.25%, 10/19/2023(a)	490,000	526,954
0.40%, 10/21/2023(a)	250,000	250,044
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	210,219
3.40%, 04/16/2023(a)(b)	200,000	210,219
Industrial & Commercial Bank of China Ltd., 1.00%, 09/09/2023(a)	200,000	200,509
Sinopec Group Overseas Development (2013) Ltd., 4.38%, 10/17/2023(a)	200,000	218,040
State Grid Overseas Investment (2016) Ltd., 3.75%, 05/02/2023(a)	200,000	213,211
Sunac China Holdings Ltd., 6.50%, 07/09/2023(a)	200,000	205,356

		2,034,552

Colombia-1.81%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	200,000	213,852
Colombia Government International Bond, 2.63%, 03/15/2023	300,000	308,597

		522,449

Hong Kong-1.43%
BOSCI BVI Ltd., 1.25%, 09/10/2023(a)	200,000	199,609
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	212,263

		411,872

	Principal Amount	Value
Hungary-3.10%
Hungary Government International Bond
5.38%, 02/21/2023	$400,000	$438,388
5.75%, 11/22/2023	400,000	454,608

		892,996

India-4.97%
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	210,454
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	400,000	399,878
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	200,000	219,584
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/2023(a)	200,000	204,350
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(a)	400,000	398,514

		1,432,780

Indonesia-9.58%
Indonesia Government International Bond
2.95%, 01/11/2023	500,000	519,596
3.38%, 04/15/2023(a)	200,000	210,497
3.38%, 04/15/2023(a)	700,000	736,739
5.38%, 10/17/2023(a)	200,000	223,808
5.38%, 10/17/2023(a)	200,000	223,808
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 03/01/2023(a)	500,000	529,178
PT Pertamina (Persero), 4.30%, 05/20/2023(a)	300,000	319,885

		2,763,511

Ireland-1.48%
Avolon Holdings Funding Ltd.
5.13%, 10/01/2023(a)	200,000	214,558
5.13%, 10/01/2023(a)	100,000	107,279
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	104,593

		426,430

Mexico-7.62%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	217,675
Credito Real S.A.B. de C.V. SOFOM E.N.R., 9.50%, 02/07/2026(a)	200,000	219,900
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	222,802
Mexico Government International Bond, 4.00%, 10/02/2023	350,000	379,433
Petroleos Mexicanos
3.50%, 01/30/2023	200,000	202,475
4.63%, 09/21/2023	485,000	501,551
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)	200,000	201,810
Unifin Financiera S.A.B. de C.V., SOFOM, E.N.R., 7.25%, 09/27/2023(a)	250,000	252,262

		2,197,908

Peru-4.18%
Banco de Credito del Peru, 4.25%, 04/01/2023(a)	200,000	213,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Peru-(continued)
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023(a)	$200,000	$207,600
3.38%, 01/18/2023(a)	500,000	519,000
Gas Natural de Lima y Callao S.A., 4.38%, 04/01/2023(a)	250,000	265,308

		1,205,283

Philippines-2.19%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	400,000	418,000
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	212,258

		630,258

Poland-1.53%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	420,000	442,331

Russia-10.05%
Gazprom Neft OAO Via GPN Capital S.A., 6.00%, 11/27/2023(a)	500,000	556,533
Lukoil International Finance B.V.
4.56%, 04/24/2023(a)	200,000	213,734
4.56%, 04/24/2023(a)	500,000	534,334
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	214,542
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023(a)	400,000	439,928
4.88%, 09/16/2023(a)	400,000	439,928
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)	450,000	498,970

		2,897,969

South Africa-2.11%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	200,000	209,055
Growthpoint Properties International Pty Ltd., 5.87%, 05/02/2023(a)	375,000	398,333

		607,388

Supranational-5.25%
Asian Development Bank
1.63%, 01/24/2023	500,000	513,369
2.75%, 03/17/2023	300,000	315,446
0.25%, 07/14/2023	335,000	334,538
0.25%, 10/06/2023	300,000	299,550
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023.	50,000	49,823

		1,512,726

Thailand-1.49%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	221,542
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	208,362

		429,904

Turkey-9.71%
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	206,856
5.00%, 04/06/2023(a)	500,000	517,139
KOC Holding A.S., 5.25%, 03/15/2023(a)	200,000	207,172
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	205,090

	Principal Amount	Value
Turkey-(continued)
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	$200,000	$193,368
Turkey Government International Bond
3.25%, 03/23/2023	200,000	199,165
7.25%, 12/23/2023	500,000	544,982
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	209,415
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	103,435
6.10%, 03/16/2023(a)	400,000	413,738

		2,800,360

United Arab Emirates-9.24%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	600,000	602,353
0.75%, 09/02/2023(a)	575,000	577,255
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/2023(a)	200,000	210,715
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	213,228
4.00%, 03/29/2023(a)	200,000	212,522
AHB Sukuk Co. Ltd., 4.38%, 09/19/2023(a)	200,000	217,000
DP World Crescent Ltd., 3.91%, 05/31/2023(a)(b)	400,000	422,104
MDGH - GMTN B.V., 2.75%, 05/11/2023(a)	200,000	208,997

		2,664,174

United Kingdom-0.69%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	200,000	199,000

United States-1.14%
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 02/15/2028(a)	200,000	219,746
6.75%, 02/15/2028(a)	100,000	109,873

		329,619

Total U.S. Dollar Denominated Bonds & Notes (Cost $27,708,388)		28,247,672

	Shares

Money Market Funds-6.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,919,344)	1,919,344	1,919,344

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.61% (Cost $29,627,732)		30,167,016

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.13%
Invesco Private Government Fund, 0.01%(c)(d)(e)	129,936	129,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued) February 28, 2021 (Unaudited)

	Shares	Value
Money Market Funds-(continued)

Invesco Private Prime Fund, 0.11%(c)(d)(e)	194,826	$194,903

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $324,839)		324,839

TOTAL INVESTMENTS IN SECURITIES-105.74% (Cost $29,952,571)		30,491,855

OTHER ASSETS LESS LIABILITIES-(5.74)%		(1,655,559)

NET ASSETS-100.00%		$28,836,296

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $22,376,358, which represented 77.60% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$2,398,660	$ (479,316)	$-	$ -	$1,919,344	$ 16

Invesco Premier U.S. Government Money Portfolio, Institutional Class	96,114	52,162	(148,276)	-	-	-	1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	147,005	1,786,853	(1,803,922)	-	-	129,936	23	*

Invesco Private Prime Fund	49,015	1,786,985	(1,641,113)	-	16	194,903	93	*

Total	$292,134	$6,024,660	$(4,072,627)	$-	$16	$2,244,183	$133

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued) February 28, 2021 (Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	38.02

Sovereign Debt	32.12

Energy	11.61

Materials	3.89

Real Estate	3.50

Utilities	3.12

Sector Types Each Less Than 3%	5.70

Money Market Funds Plus Other Assets Less Liabilities	2.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE) February 28, 2021 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.79%
Brazil-10.16%

Banco Daycoval S.A., 4.25%, 12/13/2024(a)	$150,000	$154,238
Banco do Brasil S.A., 4.75%, 03/20/2024(a)	200,000	215,440
Brazilian Government International Bond, 8.88%, 04/15/2024	300,000	369,343
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	230,102
CSN Inova Ventures, 6.75%, 01/28/2028(a)	200,000	216,250
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, 04/29/2024(a)	200,000	224,400
Petrobras Global Finance B.V., 6.25%, 03/17/2024	290,000	328,063
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/2024(a)	116,133	129,198

		1,867,034

Chile-2.37%
Empresa Nacional del Petroleo
4.38%, 10/30/2024(a)	200,000	217,958
4.38%, 10/30/2024(a)	200,000	217,958

		435,916

China-6.99%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	218,930
Export-Import Bank of China (The), 3.63%, 07/31/2024(a)	200,000	220,049
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)	200,000	191,502
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	220,331
4.13%, 05/07/2024(a)	200,000	220,330
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	213,996

		1,285,138

Colombia-3.66%
Colombia Government International Bond 4.00%, 02/26/2024	200,000	213,115
8.13%, 05/21/2024	200,000	240,231
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	219,302

		672,648

Hong Kong-1.25%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	229,766

Hungary-1.86%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	341,461

India-7.18%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(a)	200,000	215,501
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	200,000	222,262
5.35%, 05/20/2024(a)	200,000	222,262
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	200,000	217,700
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	222,161
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	219,982

		1,319,868

	Principal Amount	Value
Indonesia-10.87%
Indonesia Government International Bond
5.88%, 01/15/2024(a)	$200,000	$227,268
5.88%, 01/15/2024(a)	200,000	227,268
4.45%, 02/11/2024	200,000	219,365
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	218,475
4.35%, 09/10/2024(a)	400,000	443,558
4.35%, 09/10/2024(a)	200,000	221,779
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	220,199
5.13%, 05/16/2024(a)	200,000	220,199

		1,998,111

Ireland-1.18%
Park Aerospace Holdings Ltd., 5.50%, 02/15/2024(a)	200,000	217,661

Mexico-10.03%
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	150,000	160,725
4.13%, 06/06/2024(a)	150,000	160,725
Cemex S.A.B. de C.V., 5.45%, 11/19/2029(a)	200,000	218,930
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	219,231
4.88%, 01/15/2024(a)	400,000	438,462
Grupo Bimbo S.A.B. de C.V.
3.88%, 06/27/2024(a)	200,000	218,986
3.88%, 06/27/2024(a)	200,000	218,987
Petroleos Mexicanos, 4.88%, 01/18/2024(b)	200,000	207,550

		1,843,596

Morocco-2.40%
OCP S.A., 5.63%, 04/25/2024(a)	400,000	440,404

Peru-1.22%
Minsur S.A., 6.25%, 02/07/2024(a)	200,000	224,029

Philippines-5.17%
Philippine Government International Bond, 4.20%, 01/21/2024	300,000	330,487
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	212,937
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	250,000
7.39%, 12/02/2024(a)	125,000	156,250

		949,674

Poland-2.40%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	440,488

South Africa-4.64%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	212,363
4.76%, 11/11/2024(a)	200,000	212,362
Republic of South Africa Government
International Bond, 4.67%, 01/17/2024	200,000	212,476
Sasol Financing USA LLC, 5.88%, 03/27/2024	200,000	216,140

		853,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued) February 28, 2021 (Unaudited)

	Principal Amount	Value
Supranational-5.43%
Asian Development Bank
2.63%, 01/30/2024	$450,000	$479,349
1.50%, 10/18/2024	400,000	413,233
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	100,000	105,684

		998,266

Turkey-10.28%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	209,604
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	204,816
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	208,508
Turkey Government International Bond
5.75%, 03/22/2024	200,000	209,929
6.35%, 08/10/2024	200,000	213,786
5.60%, 11/14/2024	200,000	209,500
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	400,000	415,255
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	218,581

		1,889,979

United Arab Emirates-10.47%
Abu Dhabi Government International Bond, 2.13%, 09/30/2024(a)	400,000	418,146
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	218,126
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	213,118
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	218,062
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	219,087
MDGH - GMTN B.V.
3.00%, 04/19/2024(a)	200,000	212,956
2.50%, 11/07/2024(a)	200,000	210,685
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	215,084

		1,925,264

	Principal Amount	Value
Vietnam-1.23%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	$200,000	$225,495

Total U.S. Dollar Denominated Bonds & Notes (Cost $17,295,238)		18,158,139

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $5,990)	5,990	5,990

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $17,301,228)		18,164,129

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.82%
Invesco Private Government Fund, 0.01%(c)(d)(e)	59,929	59,929
Invesco Private Prime Fund, 0.11%(c)(d)(e)	89,858	89,894

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $149,818)		149,823

TOTAL INVESTMENTS IN SECURITIES-99.64% (Cost $17,451,046)		18,313,952

OTHER ASSETS LESS LIABILITIES-0.36%		65,829

NET ASSETS-100.00%		$18,379,781

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $13,189,009, which represented 71.76% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 878,897	$ (872,907)	$ -	$ -	$ 5,990	$ 9

Invesco Premier U.S. Government Money Portfolio, Institutional Class	50,313	29,665	(79,978)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued) February 28, 2021 (Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$170,775	$ 510,265	$ (621,111)	$ -	$ -	$ 59,929	$14	*

Invesco Private Prime Fund	56,925	720,206	(687,260)	5	18	89,894	76	*

Total	$278,013	$2,139,033	$(2,261,256)	$5	$18	$155,813	$99

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Sovereign Debt	29.97

Financials	23.20

Utilities	10.82

Materials	9.56

Energy	8.88

Communication Services	8.20

Consumer Staples	3.52

Sector Types Each Less Than 3%	4.64

Money Market Funds Plus Other Assets Less Liabilities	1.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

(This Page Intentionally Left Blank)

177

Statements of Assets and Liabilities February 28, 2021 (Unaudited)

	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Assets:
Unaffiliated investments in securities, at value(a)	$1,841,254,208	$2,260,774,175	$1,703,220,705	$1,354,569,597
Affiliated investments in securities, at value	129,269,307	4,531,218	8,615,149	16,320,510
Cash	86,873	-	21,765	-
Deposits with brokers:
Cash segregated as collateral	-	1,033,440	7,591,916	117,395
Receivable for:
Dividends and interest	16,697,813	16,964,539	12,880,704	12,264,419
Securities lending	-	1,738	344	1,682
Investments sold	16,420,000	-	9,689,349	-
Fund shares sold	-	1,153,132	8,066,362	-

Total assets	2,003,728,201	2,284,458,242	1,750,086,294	1,383,273,603

Liabilities:
Due to custodian	-	17,685	-	-
Payable for:
Investments purchased	26,997,950	1,153,132	18,025,737	-
Collateral upon return of securities loaned	-	113,542	4,812,125	12,249,320
Collateral upon receipt of securities in-kind	-	1,033,440	7,591,916	117,395
Fund shares repurchased	6,345,343	-	-	-
Accrued unitary management fees	146,217	174,015	127,540	102,075
Other payables	-	-	-	-

Total liabilities	33,489,510	2,491,814	30,557,318	12,468,790

Net Assets	$1,970,238,691	$2,281,966,428	$1,719,528,976	$1,370,804,813

Net assets consist of:
Shares of beneficial interest	$1,961,015,328	$2,239,726,681	$1,667,704,237	$1,315,937,499
Distributable earnings (loss)	9,223,363	42,239,747	51,824,739	54,867,314

Net Assets	$1,970,238,691	$2,281,966,428	$1,719,528,976	$1,370,804,813

Shares outstanding (unlimited amount authorized, $0.01 par value)	93,150,000	105,300,000	78,900,000	61,650,000
Net asset value	$21.15	$21.67	$21.79	$22.24

Market price	$21.16	$21.67	$21.81	$22.25

Unaffiliated investments in securities, at cost	$1,834,105,424	$2,220,979,650	$1,653,107,104	$1,300,299,134

Affiliated investments in securities, at cost	$129,269,307	$4,531,218	$8,615,149	$16,320,510

(a) Includes securities on loan with an aggregate value of:	$-	$109,594	$4,424,482	$11,907,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

$934,025,940	$407,499,535	$292,737,899	$190,435,543	$87,446,911	$20,290,556	$806,529,405
13,631,889	4,871,080	5,759,842	4,725,964	127,392	387,867	-
3,625	2,185	130	1,183	-	4,016	-
-	867,581	-	613,612	-	-	-
7,684,714	3,256,455	2,406,105	1,874,828	848,646	143,345	9,930,075
1,973	431	2,095	398	4	64	-
-	-	-	-	-	-	2,309,047
-	4,048,504	-	522,233	-	-	-

955,348,141	420,545,771	300,906,071	198,173,761	88,422,953	20,825,848	818,768,527

-	-	-	-	-	-	5,008,828

-	4,068,914	-	522,233	-	-	-
11,061,564	3,132,616	5,248,013	4,397,465	-	387,867	-
-	867,581	-	613,612	-	-	-
-	-	-	-	-	-	2,304,571
72,104	30,525	22,763	13,667	6,695	1,408	279,877
-	-	-	-	-	-	24,815

11,133,668	8,099,636	5,270,776	5,546,977	6,695	389,275	7,618,091

$944,214,473	$412,446,135	$295,635,295	$192,626,784	$88,416,258	$20,436,573	$811,150,436

$915,822,472	$397,467,174	$283,940,887	$187,220,805	$89,223,117	$21,064,407	$881,829,959
28,392,001	14,978,961	11,694,408	5,405,979	(806,859)	(627,834)	(70,679,523)

$944,214,473	$412,446,135	$295,635,295	$192,626,784	$88,416,258	$20,436,573	$811,150,436

42,450,000	19,200,000	13,500,000	8,400,001	4,200,001	1,050,001	35,200,000
$22.24	$21.48	$21.90	$22.93	$21.05	$19.46	$23.04

$22.25	$21.49	$21.91	$22.95	$21.06	$19.48	$23.03

$906,344,857	$392,300,605	$281,695,051	$185,041,381	$88,232,565	$20,923,881	$803,324,554

$13,631,778	$4,871,080	$5,759,842	$4,725,964	$127,392	$387,867	$-

$10,736,784	$3,059,431	$5,106,969	$4,245,204	$-	$377,471	$-

179

Statements of Assets and Liabilities—(continued)

February 28, 2021

(Unaudited)

	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Assets:
Unaffiliated investments in securities, at value(a)	$794,600,895	$514,685,170	$246,230,778	$209,139,129
Affiliated investments in securities, at value	28,640,295	25,025,944	18,599,509	14,999,750
Cash	6,311	95,943	322,177	1,395
Deposits with brokers:
Cash segregated as collateral	20,127	275,500	5,735,521	35,483
Receivable for:
Dividends and interest	12,561,945	7,612,229	3,753,675	3,362,848
Securities lending	6,819	3,716	9,551	5,746
Investments sold	-	-	-	-
Fund shares sold	19,174	5,096,828	697,459	33,801

Total assets	835,855,566	552,795,330	275,348,670	227,578,152

Liabilities:
Payable for:
Investments purchased	19,174	5,089,969	915,786	33,801
Collateral upon return of securities loaned	15,836,485	17,153,028	10,010,747	7,574,920
Collateral upon receipt of securities in-kind	20,126	275,500	5,735,521	35,483
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	260,413	162,259	77,959	69,543
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	-

Total liabilities	16,136,198	22,680,756	16,740,013	7,713,747

Net Assets	$819,719,368	$530,114,574	$258,608,657	$219,864,405

Net assets consist of:
Shares of beneficial interest	$856,194,344	$541,716,948	$259,531,402	$218,419,405
Distributable earnings (loss)	(36,474,976)	(11,602,374)	(922,745)	1,445,000

Net Assets	$819,719,368	$530,114,574	$258,608,657	$219,864,405

Shares outstanding (unlimited amount authorized, $0.01 par value)	35,300,000	21,000,000	10,400,000	9,000,000
Net asset value	$23.22	$25.24	$24.87	$24.43

Market price	$23.19	$25.20	$24.82	$24.38

Unaffiliated investments in securities, at cost	$785,796,223	$506,224,104	$242,211,441	$204,606,826

Affiliated investments in securities, at cost	$28,640,295	$25,025,944	$18,599,509	$14,999,750

(a) Includes securities on loan with an aggregate value of:	$15,222,891	$16,545,192	$9,658,351	$7,236,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2021 Municipal Bond ETF (BSML)	Invesco BulletShares 2022 Municipal Bond ETF (BSMM)	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

$71,452,164	$24,847,290	$9,929,594	$39,231,198	$47,173,303	$27,434,975	$27,474,631
4,500,149	1,610,153	370,911	-	-	-	-
598	3,326	-	656,495	639,375	325,962	366,341
44,555	230,289	-	-	-	-	-
1,074,302	358,672	139,911	521,270	580,145	311,369	309,060
543	412	56	-	-	-	-
-	2,558,481	-	-	-	-	-
42,447	2,538,417	-	-	-	-	-

77,114,758	32,147,040	10,440,472	40,408,963	48,392,823	28,072,306	28,150,032

42,447	2,511,651	-	-	211,824	-	-
3,013,251	1,441,592	271,671	-	-	-	-
44,555	230,289	-	-	-	-	-
-	2,543,566	-	-	-	-	-
23,312	6,932	3,303	5,495	6,385	3,481	3,297
-	-	-	-	232	236	-
-	28,814	-	-	-	-	-

3,123,565	6,762,844	274,974	5,495	218,441	3,717	3,297

$73,991,193	$25,384,196	$10,165,498	$40,403,468	$48,174,382	$28,068,589	$28,146,735

$73,928,732	$24,489,066	$10,025,460	$40,344,860	$48,044,113	$27,901,594	$27,982,922
62,461	895,130	140,038	58,608	130,269	166,995	163,813

$73,991,193	$25,384,196	$10,165,498	$40,403,468	$48,174,382	$28,068,589	$28,146,735

2,900,001	1,000,001	400,001	1,600,001	1,900,001	1,100,001	1,100,001
$25.51	$25.38	$25.41	$25.25	$25.35	$25.52	$25.59

$25.48	$25.35	$25.35	$25.31	$25.44	$25.61	$25.65

$69,984,664	$24,424,076	$9,839,429	$39,171,972	$47,041,621	$27,267,247	$27,306,983

$4,500,149	$1,610,153	$370,911	$-	$-	$-	$-

$2,897,738	$1,382,104	$260,667	$-	$-	$-	$-

181

Statements of Assets and Liabilities—(continued) February 28, 2021 (Unaudited)

	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Assets:
Unaffiliated investments in securities, at value(a)	$25,091,713	$19,987,180	$17,317,217	$9,715,268
Affiliated investments in securities, at value	-	-	-	-
Cash	304,287	220,459	264,151	1,905,036
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends and interest	280,279	222,922	152,994	93,032
Securities lending	-	-	-	-
Investments sold	-	-	-	-
Fund shares sold	-	-	-	-

Total assets	25,676,279	20,430,561	17,734,362	11,713,336

Liabilities:
Payable for:
Investments purchased	-	-	-	1,477,890
Collateral upon return of securities loaned	-	-	-	-
Collateral upon receipt of securities in-kind	-	-	-	-
Accrued unitary management fees	3,349	2,860	2,492	1,122
Accrued tax expenses	63	-	-	3

Total liabilities	3,412	2,860	2,492	1,479,015

Net Assets	$25,672,867	$20,427,701	$17,731,870	$10,234,321

Net assets consist of:
Shares of beneficial interest	$25,540,307	$20,229,083	$17,815,586	$10,189,727
Distributable earnings (loss)	132,560	198,618	(83,716)	44,594

Net Assets	$25,672,867	$20,427,701	$17,731,870	$10,234,321

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,001	800,001	700,001	400,001
Net asset value	$25.67	$25.53	$25.33	$25.59

Market price	$25.75	$25.60	$25.38	$25.66

Unaffiliated investments in securities, at cost	$24,947,826	$19,788,961	$17,401,631	$9,675,128

Affiliated investments in securities, at cost	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$-	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$9,945,973	$4,797,816	$9,295,324	$28,008,181	$28,247,672	$18,158,139
-	-	208,821	549,341	2,244,183	155,813
139,018	116,164	-	-	-	-
-	-	-	13,390,103	8,584,383	964,537
97,652	50,916	103,789	346,930	335,035	214,630
-	-	-	76	16	85
-	-	464,402	-	-	425,892
-	-	-	10,908,524	8,174,754	760,317

10,182,643	4,964,896	10,072,336	53,203,155	47,586,043	20,679,413

-	-	-	11,336,928	9,837,625	1,181,656
-	-	-	78,448	324,839	149,818
-	-	-	13,390,103	8,584,383	964,537
1,440	706	2,231	2,966	2,900	3,621
3	-	-	-	-	-

1,443	706	2,231	24,808,445	18,749,747	2,299,632

$10,181,200	$4,964,190	$10,070,105	$28,394,710	$28,836,296	$18,379,781

$10,229,502	$5,000,025	$9,978,531	$28,122,777	$28,375,059	$18,153,520
(48,302)	(35,835)	91,574	271,933	461,237	226,261

$10,181,200	$4,964,190	$10,070,105	$28,394,710	$28,836,296	$18,379,781

400,001	200,001	400,001	1,100,001	1,100,001	700,001
$25.45	$24.82	$25.18	$25.81	$26.21	$26.26

$25.54	$24.92	$25.17	$25.85	$26.25	$26.24

$9,992,982	$4,841,106	$9,219,128	$27,691,791	$27,708,388	$17,295,238

$-	$-	$208,821	$549,341	$2,244,183	$155,808

$-	$-	$-	$32,808	$313,643	$145,285

183

Statements of Operations For the six months ended February 28, 2021 (Unaudited)

	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Investment income:
Unaffiliated interest income	$18,447,985	$21,019,933	$15,428,946	$13,491,503
Affiliated dividend income	9,048	2,258	1,026	667
Securities lending income	8,010	23,393	3,292	7,097

Total investment income	18,465,043	21,045,584	15,433,264	13,499,267

Expenses:
Unitary management fees	1,026,445	1,068,508	737,958	591,001

Less: Waivers	(36,579)	(14,356)	(5,257)	(3,564)

Net expenses	989,866	1,054,152	732,701	587,437

Net investment income	17,475,177	19,991,432	14,700,563	12,911,830

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,812,559	4,822,694	3,275,386	2,201,555
Affiliated investment securities	371	211	441	325
In-kind redemptions	1,217,423	684,932	-	497,816

Net realized gain	5,030,353	5,507,837	3,275,827	2,699,696

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,564,985)	(17,188,769)	(7,749,521)	(4,706,411)
Affiliated investment securities	-	-	-	-

Change in net unrealized appreciation (depreciation)	(18,564,985)	(17,188,769)	(7,749,521)	(4,706,411)

Net realized and unrealized gain (loss)	(13,534,632)	(11,680,932)	(4,473,694)	(2,006,715)

Net increase (decrease) in net assets resulting from operations	$3,940,545	$8,310,500	$10,226,869	$10,905,115

(a)	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)(a)	Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

$8,097,679	$3,827,355	$3,022,472	$1,893,307	$572,166	$88,401	$17,761,335
231	124	70	45	17	4	3,371
9,199	1,610	12,616	2,077	288	96	59,908

8,107,109	3,829,089	3,035,158	1,895,429	572,471	88,501	17,824,614

383,789	166,910	129,112	76,499	26,863	4,653	1,983,502

(1,086)	(671)	(395)	(284)	(80)	(20)	(18,702)

382,703	166,239	128,717	76,215	26,783	4,633	1,964,800

7,724,406	3,662,850	2,906,441	1,819,214	545,688	83,868	15,859,814

904,017	186,980	166,071	125,502	2,477	1,195	(250,328)
333	70	186	60	13	5	943
295,878	-	784,817	-	-	-	1,852,841

1,200,228	187,050	951,074	125,562	2,490	1,200	1,603,456

(10,314,439)	(5,433,188)	(3,551,315)	(2,897,698)	(2,103,794)	(633,325)	(2,450,181)
111	-	-	-	-	-	(268)

(10,314,328)	(5,433,188)	(3,551,315)	(2,897,698)	(2,103,794)	(633,325)	(2,450,449)

(9,114,100)	(5,246,138)	(2,600,241)	(2,772,136)	(2,101,304)	(632,125)	(846,993)

$(1,389,694)	$(1,583,288)	$306,200	$(952,922)	$(1,555,616)	$(548,257)	$15,012,821

185

Statements of Operations—(continued) For the six months ended February 28, 2021 (Unaudited)

	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

Investment income:
Unaffiliated interest income	$15,636,598	$10,654,880	$4,983,341	$4,285,671
Affiliated dividend income	1,782	1,370	529	384
Securities lending income	48,662	35,082	46,924	21,477

Total investment income	15,687,042	10,691,332	5,030,794	4,307,532

Expenses:
Unitary management fees	1,491,716	921,541	421,077	340,607
Tax expenses	-	-	-	-

Total expenses	1,491,716	921,541	421,077	340,607

Less: Waivers	(11,971)	(7,183)	(2,826)	(1,622)

Net expenses	1,479,745	914,358	418,251	338,985

Net investment income	14,207,297	9,776,974	4,612,543	3,968,547

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,241,027	259,531	27,750	375,797
Affiliated investment securities	1,453	1,281	677	507
In-kind redemptions	648,669	1,796,518	468,262	160,603

Net realized gain	1,891,149	2,057,330	496,689	536,907

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,136,558	4,801,258	3,488,933	3,555,358
Affiliated investment securities	(79)	-	-	-

Change in net unrealized appreciation (depreciation)	5,136,479	4,801,258	3,488,933	3,555,358

Net realized and unrealized gain (loss)	7,027,628	6,858,588	3,985,622	4,092,265

Net increase in net assets resulting from operations	$21,234,925	$16,635,562	$8,598,165	$8,060,812

(a) For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)(a)	Invesco BulletShares 2021 Municipal Bond ETF (BSML)	Invesco BulletShares 2022 Municipal Bond ETF (BSMM)	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

$1,539,669	$497,351	$175,422	$103,748	$120,667	$86,445	$93,647
63	9	8	-	-	-	-
2,535	2,016	196	-	-	-	-

1,542,267	499,376	175,626	103,748	120,667	86,445	93,647

130,391	40,682	15,860	27,282	33,158	18,572	16,572
-	-	-	2	240	237	8

130,391	40,682	15,860	27,284	33,398	18,809	16,580

(280)	(49)	(38)	-	-	-	-

130,111	40,633	15,822	27,284	33,398	18,809	16,580

1,412,156	458,743	159,804	76,464	87,269	67,636	77,067

(16,768)	142,108	26,454	-	1,488	-	-
78	42	15	-	-	-	-
789,565	385,153	-	-	-	-	-

772,875	527,303	26,469	-	1,488	-	-

568,289	(193,394)	90,165	(33,219)	904	(10,757)	(47,849)
-	-	-	-	-	-	-

568,289	(193,394)	90,165	(33,219)	904	(10,757)	(47,849)

1,341,164	333,909	116,634	(33,219)	2,392	(10,757)	(47,849)

$2,753,320	$792,652	$276,438	$43,245	$89,661	$56,879	$29,218

187

Statements of Operations—(continued)

For the six months ended February 28, 2021

(Unaudited)

	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Investment income:
Unaffiliated interest income	$103,798	$131,326	$100,448	$56,358
Affiliated dividend income	-	-	-	-
Securities lending income	-	-	-	-
Foreign withholding tax	-	-	-	-

Total investment income	103,798	131,326	100,448	56,358

Expenses:
Unitary management fees	15,534	15,921	14,518	5,532
Tax expenses	68	2	-	3

Total expenses	15,602	15,923	14,518	5,535

Less: Waivers	-	-	-	-

Net expenses	15,602	15,923	14,518	5,535

Net investment income	88,196	115,403	85,930	50,823

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	-	-	-	3,433
Affiliated investment securities	-	-	-	-

Net realized gain (loss)	-	-	-	3,433

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(137,605)	22,346	(49,413)	(100,141)
Affiliated investment securities	-	-	-	-

Change in net unrealized appreciation (depreciation)	(137,605)	22,346	(49,413)	(100,141)

Net realized and unrealized gain (loss)	(137,605)	22,346	(49,413)	(96,708)

Net increase (decrease) in net assets resulting from operations	$(49,409)	$137,749	$36,517	$(45,885)

(a)	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)(a)	Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$56,969	$40,004	$185,225	$213,603	$211,234	$280,120
-	-	31	13	17	9
-	-	-	121	733	778
-	-	-	(314)	(1,012)	(1,080)

56,969	40,004	185,256	213,423	210,972	279,827

5,799	4,129	14,558	15,559	15,664	22,678
4	-	-	-	-	-

5,803	4,129	14,558	15,559	15,664	22,678

-	-	(102)	(58)	(68)	(52)

5,803	4,129	14,456	15,501	15,596	22,626

51,166	35,875	170,800	197,922	195,376	257,201

-	-	24,202	34,891	26,236	(87,155)
-	-	-	5	16	18

-	-	24,202	34,896	26,252	(87,137)

(180,172)	(43,290)	(109,797)	(66,215)	7,362	252,852
-	-	-	-	-	5

(180,172)	(43,290)	(109,797)	(66,215)	7,362	252,857

(180,172)	(43,290)	(85,595)	(31,319)	33,614	165,720

$(129,006)	$(7,415)	$85,205	$166,603	$228,990	$422,921

189

Statements of Changes in Net Assets For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco BulletShares 2021 Corporate Bond ETF (BSCL)		Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$17,475,177	$44,017,949	$19,991,432	$42,543,772
Net realized gain (loss)	5,030,353	3,914,230	5,507,837	7,779,852
Change in net unrealized appreciation (depreciation)	(18,564,985)	5,442,347	(17,188,769)	26,312,413

Net increase (decrease) in net assets resulting from operations	3,940,545	53,374,526	8,310,500	76,636,037

Distributions to Shareholders from:
Distributable earnings	(22,379,024)	(45,210,380)	(27,287,457)	(44,102,171)

Shareholder Transactions:
Proceeds from shares sold	105,353,258	574,470,776	280,926,304	769,119,905
Value of shares repurchased	(149,388,549)	(170,441,189)	(19,543,085)	(131,081,123)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(44,035,291)	404,029,587	261,383,219	638,038,782

Net increase (decrease) in net assets	(62,473,770)	412,193,733	242,406,262	670,572,648

Net assets:
Beginning of period	2,032,712,461	1,620,518,728	2,039,560,166	1,368,987,518

End of period	$1,970,238,691	$2,032,712,461	$2,281,966,428	$2,039,560,166

Changes in Shares Outstanding:
Shares sold	4,950,000	27,000,000	12,900,000	35,700,000
Shares repurchased	(7,050,000)	(8,100,000)	(900,000)	(6,150,000)
Shares outstanding, beginning of period	95,250,000	76,350,000	93,300,000	63,750,000

Shares outstanding, end of period	93,150,000	95,250,000	105,300,000	93,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)		Invesco BulletShares 2024 Corporate Bond ETF (BSCO)		Invesco BulletShares 2025 Corporate Bond ETF (BSCP)		Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$14,700,563	$28,478,963	$12,911,830	$22,728,427	$7,724,406	$12,501,392	$3,662,850	$5,606,420
3,275,827	283,883	2,699,696	(946,246)	1,200,228	1,566,047	187,050	(29,218)
(7,749,521)	30,381,610	(4,706,411)	35,559,432	(10,314,328)	22,194,705	(5,433,188)	13,439,884

10,226,869	59,144,456	10,905,115	57,341,613	(1,389,694)	36,262,144	(1,583,288)	19,017,086

(15,074,643)	(28,952,201)	(13,005,387)	(22,970,429)	(7,753,035)	(12,735,015)	(3,698,273)	(5,773,325)

383,298,993	555,967,612	294,321,431	530,671,776	323,891,128	332,520,312	124,045,577	159,454,420
-	(69,240,676)	(6,667,299)	(55,489,981)	(3,367,625)	(34,774,432)	-	(11,750,028)
-	-	-	-	-	-	-	55,068

383,298,993	486,726,936	287,654,132	475,181,795	320,523,503	297,745,880	124,045,577	147,759,460

378,451,219	516,919,191	285,553,860	509,552,979	311,380,774	321,273,009	118,764,016	161,003,221

1,341,077,757	824,158,566	1,085,250,953	575,697,974	632,833,699	311,560,690	293,682,119	132,678,898

$1,719,528,976	$1,341,077,757	$1,370,804,813	$1,085,250,953	$944,214,473	$632,833,699	$412,446,135	$293,682,119

17,550,000	25,950,000	13,200,000	24,600,000	14,400,000	15,300,000	5,700,000	7,650,000
-	(3,300,000)	(300,000)	(2,700,000)	(150,000)	(1,650,000)	-	(600,000)
61,350,000	38,700,000	48,750,000	26,850,000	28,200,000	14,550,000	13,500,000	6,450,000

78,900,000	61,350,000	61,650,000	48,750,000	42,450,000	28,200,000	19,200,000	13,500,000

191

Statements of Changes in Net Assets—(continued) For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)		Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$2,906,441	$3,996,644	$1,819,214	$2,628,318
Net realized gain (loss)	951,074	50,292	125,562	709,008
Change in net unrealized appreciation (depreciation)	(3,551,315)	9,841,463	(2,897,698)	5,742,085

Net increase (decrease) in net assets resulting from operations	306,200	13,888,399	(952,922)	9,079,411

Distributions to Shareholders from:
Distributable earnings	(2,924,346)	(4,062,137)	(1,835,177)	(2,657,051)

Shareholder Transactions:
Proceeds from shares sold	73,286,680	152,675,975	66,396,390	95,862,123
Value of shares repurchased	(6,649,169)	(3,336,772)	-	(9,855,620)
Transaction fees	-	40,755	-	106,411

Net increase (decrease) in net assets resulting from share transactions	66,637,511	149,379,958	66,396,390	86,112,914

Net increase (decrease) in net assets	64,019,365	159,206,220	63,608,291	92,535,274

Net assets:
Beginning of period	231,615,930	72,409,710	129,018,493	36,483,219

End of period	$295,635,295	$231,615,930	$192,626,784	$129,018,493

Changes in Shares Outstanding:
Shares sold	3,300,000	7,200,000	2,850,000	4,350,000
Shares repurchased	(300,000)	(150,000)	-	(450,000)
Shares outstanding, beginning of period	10,500,000	3,450,000	5,550,001	1,650,001

Shares outstanding, end of period	13,500,000	10,500,000	8,400,001	5,550,001

(a)	For the period September 10, 2019 (commencement of investment operations) through August 31, 2020.
(b)	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)		Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)		Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Period Ended February 28, 2021(b)	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$545,688	$372,465	$83,868	$15,859,814	$42,164,434	$14,207,297	$29,668,069
2,490	1,696	1,200	1,603,456	(77,344,552)	1,891,149	(51,423,855)
(2,103,794)	1,318,140	(633,325)	(2,450,449)	(120,964)	5,136,479	1,891,106

(1,555,616)	1,692,301	(548,257)	15,012,821	(35,301,082)	21,234,925	(19,864,680)

(571,050)	(372,494)	(79,577)	(15,800,865)	(43,521,860)	(14,181,224)	(29,866,686)

64,727,957	24,465,583	21,064,407	18,450,879	424,390,137	176,845,911	357,749,225
-	-	-	(198,706,579)	(201,879,059)	(41,793,553)	(142,145,426)
-	29,577	-	-	-	-	-

64,727,957	24,495,160	21,064,407	(180,255,700)	222,511,078	135,052,358	215,603,799

62,601,291	25,814,967	20,436,573	(181,043,744)	143,688,136	142,106,059	165,872,433

25,814,967	-	-	992,194,180	848,506,044	677,613,309	511,740,876

$88,416,258	$25,814,967	$20,436,573	$811,150,436	$992,194,180	$819,719,368	$677,613,309

3,000,000	1,200,001	1,050,001	800,000	17,600,000	7,600,000	15,000,000
-	-	-	(8,600,000)	(9,100,000)	(1,800,000)	(6,500,000)
1,200,001	-	-	43,000,000	34,500,000	29,500,000	21,000,000

4,200,001	1,200,001	1,050,001	35,200,000	43,000,000	35,300,000	29,500,000

193

Statements of Changes in Net Assets—(continued) For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)		Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$9,776,974	$16,749,316	$4,612,543	$6,914,444
Net realized gain (loss)	2,057,330	(21,798,181)	496,689	(5,822,561)
Change in net unrealized appreciation (depreciation)	4,801,258	3,694,568	3,488,933	(315,939)

Net increase (decrease) in net assets resulting from operations	16,635,562	(1,354,297)	8,598,165	775,944

Distributions to Shareholders from:
Distributable earnings	(9,873,165)	(16,901,342)	(4,549,216)	(6,970,883)

Shareholder Transactions:
Proceeds from shares sold	168,962,519	225,232,589	91,801,801	124,971,617
Value of shares repurchased	(35,517,219)	(60,935,200)	(12,482,864)	(41,923,673)
Transaction fees	-	174,480	-	126,656

Net increase (decrease) in net assets resulting from share transactions	133,445,300	164,471,869	79,318,937	83,174,600

Net increase (decrease) in net assets	140,207,697	146,216,230	83,367,886	76,979,661

Net assets:
Beginning of period	389,906,877	243,690,647	175,240,771	98,261,110

End of period	$530,114,574	$389,906,877	$258,608,657	$175,240,771

Changes in Shares Outstanding:
Shares sold	6,700,000	8,900,000	3,700,000	5,100,000
Shares repurchased	(1,400,000)	(2,600,000)	(500,000)	(1,800,000)
Shares outstanding, beginning of period	15,700,000	9,400,000	7,200,000	3,900,000

Shares outstanding, end of period	21,000,000	15,700,000	10,400,000	7,200,000

(a)	For the period September 10, 2019 (commencement of investment operations) through August 31, 2020.
(b)	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)		Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Period Ended February 28, 2021(b)

$3,968,547	$5,625,814	$1,412,156	$2,582,580	$458,743	$647,475	$159,804
536,907	(3,283,617)	772,875	(1,561,684)	527,303	(640,975)	26,469
3,555,358	(631,688)	568,289	482,883	(193,394)	616,608	90,165

8,060,812	1,710,509	2,753,320	1,503,779	792,652	623,108	276,438

(4,010,026)	(5,677,725)	(1,394,200)	(2,614,898)	(478,456)	(634,455)	(136,400)

87,522,825	88,216,937	20,458,301	83,092,040	12,751,676	31,101,013	10,025,460
(2,462,697)	(29,485,331)	(22,606,472)	(32,958,978)	(7,607,100)	(11,216,921)	-
751	109,821	-	56,606	-	52,679	-

85,060,879	58,841,427	(2,148,171)	50,189,668	5,144,576	19,936,771	10,025,460

89,111,665	54,874,211	(789,051)	49,078,549	5,458,772	19,925,424	10,165,498

130,752,740	75,878,529	74,780,244	25,701,695	19,925,424	-	-

$219,864,405	$130,752,740	$73,991,193	$74,780,244	$25,384,196	$19,925,424	$10,165,498

3,600,000	3,700,000	800,000	3,300,000	500,000	1,300,001	400,001
(100,000)	(1,300,000)	(900,000)	(1,300,000)	(300,000)	(500,000)	-
5,500,000	3,100,000	3,000,001	1,000,001	800,001	-	-

9,000,000	5,500,000	2,900,001	3,000,001	1,000,001	800,001	400,001

195

Statements of Changes in Net Assets—(continued) For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco BulletShares 2021 Municipal Bond ETF (BSML)		Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)
Operations:
Net investment income	$76,464	$116,507	$87,269	$124,169
Net realized gain	-	-	1,488	890
Change in net unrealized appreciation (depreciation)	(33,219)	92,445	904	130,778

Net increase (decrease) in net assets resulting from operations	43,245	208,952	89,661	255,837

Distributions to Shareholders from:
Distributable earnings	(77,082)	(118,503)	(91,243)	(123,778)

Shareholder Transactions:
Proceeds from shares sold	15,145,638	25,125,540	20,280,784	27,667,555
Transaction fees	37,864	37,814	50,702	44,864

Net increase in net assets resulting from share transactions	15,183,502	25,163,354	20,331,486	27,712,419

Net increase in net assets	15,149,665	25,253,803	20,329,904	27,844,478

Net assets:
Beginning of period	25,253,803	-	27,844,478	-

End of period	$40,403,468	$25,253,803	$48,174,382	$27,844,478

Changes in Shares Outstanding:
Shares sold	600,000	1,000,001	800,000	1,100,001
Shares outstanding, beginning of period	1,000,001	-	1,100,001	-

Shares outstanding, end of period	1,600,001	1,000,001	1,900,001	1,100,001

(a)	For the period September 23, 2019 (commencement of investment operations) through August 31, 2020.
(c)	For the period October 2, 2018 (commencement of investment operations) through August 31, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)		Invesco BulletShares 2024 Municipal Bond ETF (BSMO)		Invesco BulletShares 2025 Municipal Bond ETF (BSMP)		Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Six Months Ended February 28, 2021	Period Ended August 31, 2020(c)	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)

$67,636	$107,747	$77,067	$122,951	$88,196	$131,855	$115,403	$163,233
-	1,102	-	70	-	178	-	-
(10,757)	178,485	(47,849)	215,497	(137,605)	281,492	22,346	175,873

56,879	287,334	29,218	338,518	(49,409)	413,525	137,749	339,106

(69,771)	(107,428)	(80,902)	(123,875)	(100,069)	(131,372)	(115,004)	(164,122)

12,765,246	15,104,416	15,397,532	12,547,750	15,501,413	10,000,025	7,665,174	12,564,798
31,913	-	38,494	-	38,754	-	-	-

12,797,159	15,104,416	15,436,026	12,547,750	15,540,167	10,000,025	7,665,174	12,564,798

12,784,267	15,284,322	15,384,342	12,762,393	15,390,689	10,282,178	7,687,919	12,739,782

15,284,322	-	12,762,393	-	10,282,178	-	12,739,782	-

$28,068,589	$15,284,322	$28,146,735	$12,762,393	$25,672,867	$10,282,178	$20,427,701	$12,739,782

500,000	600,001	600,000	500,001	600,000	400,001	300,000	500,001
600,001	-	500,001	-	400,001	-	500,001	-

1,100,001	600,001	1,100,001	500,001	1,000,001	400,001	800,001	500,001

197

Statements of Changes in Net Assets—(continued) For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)		Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)
Operations:
Net investment income	$85,930	$85,718	$50,823	$85,066
Net realized gain (loss)	-	-	3,433	-
Change in net unrealized appreciation (depreciation)	(49,413)	(35,001)	(100,141)	140,281

Net increase (decrease) in net assets resulting from operations	36,517	50,717	(45,885)	225,347

Distributions to Shareholders from:
Distributable earnings	(85,232)	(85,718)	(50,048)	(84,808)
Return of capital	-	(8,108)	-	-

Total distributions to shareholders	(85,232)	(93,826)	(50,048)	(84,808)

Shareholder Transactions:
Proceeds from shares sold	2,569,911	15,221,804	5,176,748	5,000,025
Transaction fees	6,425	25,554	12,942	-

Net increase in net assets resulting from share transactions	2,576,336	15,247,358	5,189,690	5,000,025

Net increase (decrease) in net assets	2,527,621	15,204,249	5,093,757	5,140,564

Net assets:
Beginning of period	15,204,249	-	5,140,564	-

End of period	$17,731,870	$15,204,249	$10,234,321	$5,140,564

Changes in Shares Outstanding:
Shares sold	100,000	600,001	200,000	200,001
Shares outstanding, beginning of period	600,001	-	200,001	-

Shares outstanding, end of period	700,001	600,001	400,001	200,001

(a)	For the period September 23, 2019 (commencement of investment operations) through August 31, 2020.
(b)	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)		Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)		Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
Six Months Ended February 28, 2021	Period Ended August 31, 2020(a)	Period Ended February 28, 2021(b)	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$51,166	$88,406	$35,875	$170,800	$383,358	$197,922	$415,415
-	-	-	24,202	(4,806)	34,896	(47,334)
(180,172)	133,163	(43,290)	(109,797)	(43,564)	(66,215)	37,062

(129,006)	221,569	(7,415)	85,205	334,988	166,603	405,143

(52,709)	(88,142)	(28,420)	(174,544)	(383,358)	(229,941)	(436,417)
-	-	-	-	(5,139)	-	-

(52,709)	(88,142)	(28,420)	(174,544)	(388,497)	(229,941)	(436,417)

5,216,422	5,000,025	5,000,025	-	-	18,124,485	-
13,041	-	-	-	-	-	-

5,229,463	5,000,025	5,000,025	-	-	18,124,485	-

5,047,748	5,133,452	4,964,190	(89,339)	(53,509)	18,061,147	(31,274)

5,133,452	-	-	10,159,444	10,212,953	10,333,563	10,364,837

$10,181,200	$5,133,452	$4,964,190	$10,070,105	$10,159,444	$28,394,710	$10,333,563

200,000	200,001	200,001	-	-	700,000	-
200,001	-	-	400,001	400,001	400,001	400,001

400,001	200,001	200,001	400,001	400,001	1,100,001	400,001

199

Statements of Changes in Net Assets—(continued) For the six months ended February 28, 2021 and the year ended August 31, 2020 (Unaudited)

	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)		Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$195,376	$410,827	$257,201	$496,277
Net realized gain (loss)	26,252	(85,056)	(87,137)	(514,321)
Change in net unrealized appreciation.	7,362	87,867	252,857	54,147

Net increase in net assets resulting from operations.	228,990	413,638	422,921	36,103

Distributions to Shareholders from:
Distributable earnings	(194,741)	(453,757)	(265,236)	(543,136)

Shareholder Transactions:
Proceeds from shares sold	18,376,099	-	2,630,174	7,925,466
Value of shares repurchased	-	-	-	(2,434,008)
Transaction fees	-	-	-	32,173

Net increase (decrease) in net assets	18,410,348	(40,119)	2,787,859	5,016,598

Net assets:
Beginning of period	10,425,948	10,466,067	15,591,922	10,575,324

End of period	$28,836,296	$10,425,948	$18,379,781	$15,591,922

Changes in Shares Outstanding:
Shares sold	700,000	-	100,000	300,000
Shares repurchased	-	-	-	(100,000)
Shares outstanding, beginning of period	400,001	400,001	600,001	400,001

Shares outstanding, end of period	1,100,001	400,001	700,001	600,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Financial Highlights

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

	Six Months Ended February 28, 2021		Years Ended August 31,			Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2020	2019		2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$21.34		$21.22	$20.74		$20.76		$21.31	$21.14	$21.11

Net investment income(a)	0.18		0.51	0.57		0.13		0.50	0.52	0.57
Net realized and unrealized gain (loss) on investments	(0.15)		0.14	0.49		(0.00	)(b)	(0.53)	0.16	0.01

Total from investment operations	0.03		0.65	1.06		0.13		(0.03)	0.68	0.58

Distributions to shareholders from:
Net investment income	(0.18)		(0.52)	(0.58)		(0.15)		(0.50)	(0.50)	(0.55)
Net realized gains	(0.04)		(0.01)	(0.00	)(b)	-		(0.02)	(0.01)	-

Total distributions	(0.22)		(0.53)	(0.58)		(0.15)		(0.52)	(0.51)	(0.55)

Net asset value at end of period	$21.15		$21.34	$21.22		$20.74		$20.76	$21.31	$21.14

Market price at end of period	$21.16	(c)	$21.36 (c)	$21.28	(c)	$20.81	(c)	$20.79 (c)	$21.36	$21.17

Net Asset Value Total Return(d)	0.18%		3.10%	5.19%		0.62%		(0.15)%	3.28%	2.81%
Market Price Total Return(d)	0.14%		2.92%	5.12%		0.81%		(0.25)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,970,239		$2,032,712	$1,620,519		$995,661		$921,704	$667,988	$361,425
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.10%		0.10	%(e)	0.22%	0.24%	0.24%
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.10%		0.10	%(e)	0.22%
Net investment income	1.70	%(e)	2.42%	2.73%		2.57	%(e)	2.36%	2.44%	2.75%
Portfolio turnover rate(f)	6%		18%	6%		3%		7%	5%	6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Financial Highlights—(continued)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

	Six Months Ended February 28, 2021 (Unaudited)				Three Months Ended August 31, 2018
			Years Ended August 31,				Years Ended May 31,
			2020	2019			2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$21.86		$21.47	$20.69	$20.69		$21.33	$21.08	$21.03

Net investment income(a)	0.20		0.54	0.61	0.15		0.54	0.55	0.59
Net realized and unrealized gain (loss) on investments	(0.11)		0.41	0.79	0.01		(0.64)	0.25	0.05

Total from investment operations	0.09		0.95	1.40	0.16		(0.10)	0.80	0.64

Distributions to shareholders from:
Net investment income	(0.21)		(0.55)	(0.62)	(0.16)		(0.53)	(0.54)	(0.59)
Net realized gains	(0.07)		(0.01)	-	-		(0.01)	(0.01)	(0.00	)(b)

Total distributions	(0.28)		(0.56)	(0.62)	(0.16)		(0.54)	(0.55)	(0.59)

Net asset value at end of period	$21.67		$21.86	$21.47	$20.69		$20.69	$21.33	$21.08

Market price at end of period	$21.67	(c)	$21.85 (c)	$21.53 (c)	$20.74	(c)	$20.74 (c)	$21.37	$21.11

Net Asset Value Total Return(d)	0.39%		4.51%	6.89%	0.78%		(0.50)%	3.82%	3.15%
Market Price Total Return(d)	0.43%		4.18%	6.93%	0.77%		(0.45)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,281,966		$2,039,560	$1,368,988	$825,429		$760,420	$518,404	$306,685
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.10%	0.10	%(e)	0.22%	0.24%	0.24%
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.10%	0.10	%(e)	0.22%
Net investment income	1.87	%(e)	2.49%	2.91%	2.80	%(e)	2.58%	2.63%	2.87%
Portfolio turnover rate(f)	9%		19%	4%	0	%(g)	8%	10%	5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Financial Highlights—(continued)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

	Six Months Ended February 28, 2021		Years Ended August 31,				Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2020		2019		2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$21.86		$21.30		$20.27		$20.27		$20.97	$20.82	$20.56

Net investment income(a)	0.22		0.56		0.64		0.15		0.58	0.61	0.65
Net realized and unrealized gain (loss) on investments	(0.07)		0.57		1.03		0.02		(0.68)	0.19	0.22

Total from investment operations	0.15		1.13		1.67		0.17		(0.10)	0.80	0.87

Distributions to shareholders from:
Net investment income	(0.22)		(0.57)		(0.64)		(0.17)		(0.56)	(0.60)	(0.61)
Net realized gains	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	-		(0.04)	(0.05)	(0.00	)(b)

Total distributions	(0.22)		(0.57)		(0.64)		(0.17)		(0.60)	(0.65)	(0.61)

Net asset value at end of period	$21.79		$21.86		$21.30		$20.27		$20.27	$20.97	$20.82

Market price at end of period	$21.81	(c)	$21.88	(c)	$21.35	(c)	$20.31	(c)	$20.30 (c)	$21.03	$20.91

Net Asset Value Total Return(d)	0.69%		5.43%		8.44%		0.84%		(0.50)%	3.92%	4.37%
Market Price Total Return(d)	0.69%		5.28%		8.47%		0.88%		(0.65)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,719,529		$1,341,078		$824,159		$383,069		$349,603	$188,736	$131,162
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%		0.10%		0.10	%(e)	0.21%	0.24%	0.16	%(f)
Expenses, prior to Waivers	0.10	%(e)	0.10%		0.10%		0.10	%(e)	0.22%	0.24%	0.22%
Net investment income	1.99	%(e)	2.63%		3.11%		3.00	%(e)	2.80%	2.92%	3.21%
Portfolio turnover rate(g)	6%		9%		6%		0	%(h)	7%	15%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Reflects fees voluntarily waived or reimbursed by the Adviser.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Financial Highlights—(continued)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

	Six Months Ended February 28, 2021				Three Months Ended August 31,
			Years Ended August 31,				Years Ended May 31,
	(Unaudited)		2020	2019	2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$22.26		$21.44	$20.15	$20.13		$20.88	$20.74	$20.52

Net investment income(a)	0.24		0.58	0.68	0.17		0.64	0.64	0.67
Net realized and unrealized gain (loss) on investments	(0.02)		0.83	1.30	0.03		(0.76)	0.15	0.22

Total from investment operations	0.22		1.41	1.98	0.20		(0.12)	0.79	0.89

Distributions to shareholders from:
Net investment income	(0.24)		(0.59)	(0.69)	(0.18)		(0.63)	(0.62)	(0.65)
Net realized gains.	-		-	-	-		-	(0.03)	(0.02)

Total distributions	(0.24)		(0.59)	(0.69)	(0.18)		(0.63)	(0.65)	(0.67)

Net asset value at end of period	$22.24		$22.26	$21.44	$20.15		$20.13	$20.88	$20.74

Market price at end of period	$22.25	(b)	$22.28 (b)	$21.50 (b)	$20.20	(b)	$20.18 (b)	$20.92	$20.80

Net Asset Value Total Return(c)	1.00%		6.72%	10.08%	1.01%		(0.62)%	3.88%	4.50%
Market Price Total Return(c)	0.96%		6.51%	10.11%	1.01%		(0.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,370,805		$1,085,251	$575,698	$311,363		$292,963	$162,864	$96,423
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(d)	0.10%	0.10%	0.10	%(d)	0.21%	0.24%	0.11	%(e)
Expenses, prior to Waivers	0.10	%(d)	0.10%	0.10%	0.10	%(d)	0.22%	0.24%	0.21%
Net investment income	2.18	%(d)	2.70%	3.29%	3.29	%(d)	3.10%	3.12%	3.33%
Portfolio turnover rate(f)	3%		6%	5%	2%		5%	18%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Reflects fees voluntarily waived or reimbursed by the Adviser.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Financial Highlights—(continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Six Months Ended February 28, 2021				Three Months Ended August 31,				For the Period October 7, 2015(a) Through May 31,
			Years Ended August 31,				Years Ended May 31,
	(Unaudited)		2020	2019	2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$22.44		$21.41	$19.89	$19.84		$20.67	$20.65	$20.02

Net investment income(b)	0.22		0.60	0.70	0.17		0.64	0.62	0.42
Net realized and unrealized gain
(loss) on investments	(0.19)		1.05	1.51	0.07		(0.85)	0.05	0.53

Total from investment operations	0.03		1.65	2.21	0.24		(0.21)	0.67	0.95

Distributions to shareholders from:
Net investment income	(0.23)		(0.62)	(0.69)	(0.19)		(0.62)	(0.59)	(0.32)
Net realized gains	-		-	-	-		-	(0.06)	-

Total distributions	(0.23)		(0.62)	(0.69)	(0.19)		(0.62)	(0.65)	(0.32)

Net asset value at end of period	$22.24		$22.44	$21.41	$19.89		$19.84	$20.67	$20.65

Market price at end of period	$22.25	(c)	$22.45 (c)	$21.44 (c)	$19.96	(c)	$19.85 (c)	$20.71	$20.71

Net Asset Value Total Return(d)	0.10%		7.86%	11.39%	1.19%		(1.04)%	3.29%	4.81%
Market Price Total Return(d)	0.10%		7.75%	11.14%	1.50%		(1.19)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$944,214		$632,834	$311,561	$116,344		$104,181	$68,198	$27,878
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.10%	0.10	%(e)	0.22%	0.24%	0.24	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.10%	0.10	%(e)	0.22%
Net investment income	2.01	%(e)	2.77%	3.42%	3.38	%(e)	3.14%	3.04%	3.22	%(e)
Portfolio turnover rate(f)	3%		9%	3%	1%		14%	18%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Financial Highlights—(continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Six Months Ended February 28, 2021		Years Ended August 31,			Three Months Ended August 31,		Year Ended May 31,		For the Period September 14, 2016(a) Through May 31,
	(Unaudited)		2020	2019		2018		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.75		$20.57	$18.84		$18.82		$19.66		$19.88

Net investment income(b)	0.24		0.57	0.66		0.16		0.61		0.41
Net realized and unrealized gain (loss) on investments	(0.27)		1.20	1.71		0.04		(0.89)		(0.32)

Total from investment operations	(0.03)		1.77	2.37		0.20		(0.28)		0.09

Distributions to shareholders from:
Net investment income	(0.24)		(0.58)	(0.66)		(0.18)		(0.59)		(0.31)
Net realized gains	-		(0.02)	(0.00	)(c)	-		(0.00	)(c)	-

Total distributions	(0.24)		(0.60)	(0.66)		(0.18)		(0.59)		(0.31)

Transaction fees(b)	-		0.01	0.02		-		0.03		-

Net asset value at end of period	$21.48		$21.75	$20.57		$18.84		$18.82		$19.66

Market price at end of period	$21.49	(d)	$21.78 (d)	$20.62	(d)	$18.88	(d)	$18.81	(d)	$19.69

Net Asset Value Total Return(e)	(0.16)%		8.85%	13.05%		1.07%		(1.28)%		0.49%
Market Price Total Return(e)	(0.25)%		8.73%	13.07%		1.34%		(1.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$412,446		$293,682	$132,679		$53,693		$53,638		$26,538
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.10%	0.10%		0.10	%(f)	0.21%		0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.10%	0.10%		0.10	%(f)	0.22%
Net investment income	2.19	%(f)	2.76%	3.42%		3.41	%(f)	3.16%		3.00	%(f)
Portfolio turnover rate(g)	1%		7%	4%		0%		0	%(h)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Financial Highlights—(continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Six Months Ended February 28, 2021		Years Ended August 31,			Three Months Ended August 31,		For the Period September 27, 2017(a) Through May 31,
	(Unaudited)		2020	2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.06		$20.99	$19.13		$19.10		$19.99

Net investment income(b)	0.25		0.60	0.71		0.17		0.44
Net realized and unrealized gain (loss) on investments	(0.16)		1.08	1.84		0.04		(1.03)

Total from investment operations	0.09		1.68	2.55		0.21		(0.59)

Distributions to shareholders from:
Net investment income	(0.25)		(0.61)	(0.72)		(0.19)		(0.34)
Net realized gains	-		(0.01)	-		-		-

Total distributions	(0.25)		(0.62)	(0.72)		(0.19)		(0.34)

Transaction fees(b)	-		0.01	0.03		0.01		0.04

Net asset value at end of period	$21.90		$22.06	$20.99		$19.13		$19.10

Market price at end of period(c)	$21.91		$22.07	$21.05		$19.16		$19.09

Net Asset Value Total Return(d)	0.39%		8.25%	13.87%		1.16%		(2.77)%
Market Price Total Return(d)	0.39%		7.98%	14.01%		1.37%		(2.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$295,635		$231,616	$72,410		$25,822		$22,924
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.11	%(f)	0.10	%(e)	0.19	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.11	%(f)	0.10	%(e)	0.20	%(e)
Net investment income	2.25	%(e)	2.83%	3.64	%(f)	3.60	%(e)	3.35	%(e)
Portfolio turnover rate(g)	2%		7%	3%		0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Financial Highlights—(continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

							For the Period
	Six Months Ended						August 7, 2018(a)
	February 28, 2021		Years Ended August 31,				Through August 31,
	(Unaudited)		2020		2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$23.25		$22.11		$20.06		$20.00

Net investment income(b)	0.27		0.64		0.77		0.05
Net realized and unrealized gain (loss) on investments	(0.32)		1.12		1.97		0.01

Total from investment operations	(0.05)		1.76		2.74		0.06

Distributions to shareholders from:
Net investment income	(0.27)		(0.65)		(0.76)		-
Net realized gains	-		(0.00	)(c)	-		-

Total distributions.	(0.27)		(0.65)		(0.76)		-

Transaction fees(b)	-		0.03		0.07		-

Net asset value at end of period	$22.93		$23.25		$22.11		$20.06

Market price at end of period(d)	$22.95		$23.25		$22.17		$20.09

Net Asset Value Total Return(e)	(0.22)%		8.33%		14.38%		0.30	%(f)
Market Price Total Return(e)	(0.13)%		8.03%		14.51%		0.45	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$192,627		$129,018		$36,483		$6,018
Ratio to average net assets of:
Expenses	0.10	%(g)	0.10%		0.12	%(h)	0.10	%(g)
Net investment income	2.38	%(g)	2.89%		3.74	%(h)	3.91	%(g)
Portfolio turnover rate(i)	2%		3%		1%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.30%. The market price total return from Fund Inception to August 31, 2018 was 0.30%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Financial Highlights—(continued)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

			For the Period
	Six Months Ended		September 10, 2019(a)
	February 28,		Through
	2021		August 31,
	(Unaudited)		2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.51		$20.00

Net investment income(b)	0.21		0.51
Net realized and unrealized gain (loss) on investments	(0.45)		1.47

Total from investment operations	(0.24)		1.98

Distributions to shareholders from:
Net investment income	(0.22)		(0.51)

Transaction fees(b)	-		0.04

Net asset value at end of period	$21.05		$21.51

Market price at end of period(c)	$21.06		$21.51

Net Asset Value Total Return(d)	(1.15)%		10.29	%(e)
Market Price Total Return(d)	(1.10)%		10.28	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,416		$25,815
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10	%(f)
Net investment income	2.03	%(f)	2.55	%(f)
Portfolio turnover rate(g)	0%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 10.96%. The market price total return from Fund Inception to August 31, 2020 was 10.45%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Financial Highlights—(continued)

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

	For the Period
	September 14, 2020(a)
	Through
	February 28,
	2021
	(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.16
Net realized and unrealized gain (loss) on investments	(5.57)

Total from investment operations	(5.41)

Distributions to shareholders from:
Net investment income	(0.13)

Net asset value at end of period	$19.46

Market price at end of period(c)	$19.48

Net Asset Value Total Return(d)	(21.67	)%(e)
Market Price Total Return(d)	(21.59	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,437
Ratio to average net assets of:
Expenses	0.10	%(f)
Net investment income	1.80	%(f)
Portfolio turnover rate(g)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to February 28, 2021 was (1.99)%. The market price total return from Fund Inception to February 28, 2021 was (1.98)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Financial Highlights—(continued)

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

	Six Months Ended February 28, 2021		Years Ended August 31,			Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2020	2019		2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$23.07		$24.59	$24.73		$24.62		$25.17	$23.85	$25.09

Net investment income(a)	0.38		1.01	1.30		0.30		1.25	1.33	1.26
Net realized and unrealized gain (loss) on investments	(0.02)		(1.48)	(0.13)		0.14		(0.53)	1.24	(1.29)

Total from investment operations	0.36		(0.47)	1.17		0.44		0.72	2.57	(0.03)

Distributions to shareholders from:
Net investment income	(0.39)		(1.05)	(1.28)		(0.33)		(1.23)	(1.25)	(1.21)
Net realized gains	-		-	(0.03)		-		(0.04)	-	-

Total distributions	(0.39)		(1.05)	(1.31)		(0.33)		(1.27)	(1.25)	(1.21)

Net asset value at end of period	$23.04		$23.07	$24.59		$24.73		$24.62	$25.17	$23.85

Market price at end of period	$23.03	(b)	$23.09 (b)	$24.67	(b)	$24.78	(b)	$24.58 (b)	$25.24	$23.92

Net Asset Value Total Return(c)	1.56%		(1.91)%	4.89%		1.81%		2.92%	11.02%	0.04%
Market Price Total Return(c)	1.43%		(2.13)%	5.01%		2.18%		2.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$811,150		$992,194	$848,506		$457,526		$391,478	$168,624	$50,093
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.41%	0.42	%(e)	0.41	%(d)	0.43%	0.44%	0.43%
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42	%(e)	0.42	%(d)
Net investment income	3.36	%(d)	4.30%	5.31%		4.87	%(d)	5.04%	5.44%	5.37%
Portfolio turnover rate(f)	21%		68%	52%		14%		33%	50%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Financial Highlights—(continued)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

	Six Months Ended February 28, 2021		Years Ended August 31,		Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2020	2019	2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$22.97		$24.37	$24.56	$24.54		$25.46	$23.97	$25.22

Net investment income(a)	0.46		1.07	1.32	0.33		1.36	1.36	1.28
Net realized and unrealized gain (loss) on investments	0.25		(1.40)	(0.17)	0.06		(0.91)	1.39	(1.30)

Total from investment operations	0.71		(0.33)	1.15	0.39		0.45	2.75	(0.02)

Distributions to shareholders from:
Net investment income	(0.46)		(1.07)	(1.34)	(0.37)		(1.37)	(1.26)	(1.21)
Net realized gains	-		-	-	-		-	-	(0.02)

Total distributions	(0.46)		(1.07)	(1.34)	(0.37)		(1.37)	(1.26)	(1.23)

Net asset value at end of period	$23.22		$22.97	$24.37	$24.56		$24.54	$25.46	$23.97

Market price at end of period	$23.19	(b)	$22.97 (b)	$24.43 (b)	$24.61	(b)	$24.49 (b)	$25.52	$24.00

Net Asset Value Total Return(c)	3.11%		(1.28)%	4.90%	1.59%		1.79%	11.74%	0.11%
Market Price Total Return(c)	2.98%		(1.50)%	4.94%	2.00%		1.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$819,719		$677,613	$511,741	$243,192		$208,598	$129,836	$38,345
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.41%	0.42%	0.42	%(d)	0.43%	0.44%	0.43%
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42%
Net investment income	4.00	%(d)	4.59%	5.45%	5.34	%(d)	5.47%	5.50%	5.46%
Portfolio turnover rate(e)	19%		63%	27%	17%		29%	17%	11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Financial Highlights—(continued)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

	Six Months Ended February 28, 2021		Years Ended August 31,		Three Months Ended August 31,		Years Ended May 31,		For the Period October 7, 2015(a) Through May 31,
	(Unaudited)		2020	2019	2018		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.83		$25.92	$26.14	$25.98		$26.95	$25.58	$24.97

Net investment income(b)	0.55		1.26	1.45	0.35		1.43	1.43	0.87
Net realized and unrealized gain (loss) on investments	0.42		(1.09)	(0.22)	0.20		(0.93)	1.27	0.40

Total from investment operations .	0.97		0.17	1.23	0.55		0.50	2.70	1.27

Distributions to shareholders from:
Net investment income	(0.56)		(1.27)	(1.47)	(0.39)		(1.43)	(1.33)	(0.66)
Net realized gains	-		-	(0.02)	-		(0.04)	-	-

Total distributions	(0.56)		(1.27)	(1.49)	(0.39)		(1.47)	(1.33)	(0.66)

Transaction fees(b)	-		0.01	0.04	-		-	-	-

Net asset value at end of period	$25.24		$24.83	$25.92	$26.14		$25.98	$26.95	$25.58

Market price at end of period	$25.20	(c)	$24.81 (c)	$25.98 (c)	$26.22	(c)	$25.93 (c)	$27.03	$25.60

Net Asset Value Total Return(d)	3.94%		0.84%	5.06%	2.14%		1.90%	10.80%	5.20%
Market Price Total Return(d)	3.86%		0.54%	4.97%	2.65%		1.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$530,115		$389,907	$243,691	$112,421		$101,314	$37,725	$10,230
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(e)	0.41%	0.42%	0.42	%(e)	0.43%	0.44%	0.43	%(e)
Expenses, prior to Waivers	0.42	%(e)	0.42%
Net investment income	4.46	%(e)	5.10%	5.64%	5.39	%(e)	5.45%	5.45%	5.35	%(e)
Portfolio turnover rate(f)	23%		47%	19%	6%		18%	14%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Financial Highlights—(continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

	Six Months Ended February 28, 2021		Years Ended August 31,			Three Months Ended August 31,		Year Ended May 31,	For the Period September 14, 2016(a) Through May 31,
	(Unaudited)		2020	2019		2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.34		$25.20	$24.85		$24.67		$25.67	$24.98

Net investment income(b)	0.56		1.17	1.34		0.33		1.30	0.91
Net realized and unrealized gain (loss) on investments	0.52		(0.87)	0.39		0.21		(1.02)	0.48

Total from investment operations	1.08		0.30	1.73		0.54		0.28	1.39

Distributions to shareholders from:
Net investment income	(0.55)		(1.18)	(1.37)		(0.36)		(1.27)	(0.70)
Net realized gains	-		-	(0.05)		-		(0.05)	-

Total distributions	(0.55)		(1.18)	(1.42)		(0.36)		(1.32)	(0.70)

Transaction fees(b)	-		0.02	0.04		-		0.04	-

Net asset value at end of period	$24.87		$24.34	$25.20		$24.85		$24.67	$25.67

Market price at end of period	$24.82	(c)	$24.34 (c)	$25.22	(c)	$24.92	(c)	$24.71 (c)	$25.65

Net Asset Value Total Return(d)	4.50%		1.45%	7.44%		2.22%		1.21%	5.67%
Market Price Total Return(d)	4.29%		1.38%	7.22%		2.34%		1.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$258,609		$175,241	$98,261		$47,210		$41,936	$23,103
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(e)	0.42%	0.42	%(f)	0.42	%(e)	0.44%	0.42	%(e)
Expenses, prior to Waivers	0.42	%(e)	0.42%	0.43	%(f)
Net investment income	4.60	%(e)	4.84%	5.43	%(f)	5.30	%(e)	5.14%	5.10	%(e)
Portfolio turnover rate(g)	25%		34%	22%		8%		24%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Financial Highlights—(continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Six Months Ended February 28, 2021		Years Ended August 31,			Three Months Ended August 31,		For the Period September 27, 2017(a) Through May 31,
	(Unaudited)		2020	2019		2018		2018

Per Share Operating Performance:
Net asset value at beginning of period	$23.77		$24.48	$24.28		$23.96		$25.01

Net investment income(b)	0.58		1.27	1.43		0.38		0.90
Net realized and unrealized gain (loss) on investments	0.67		(0.71)	0.15		0.31		(1.29)

Total from investment operations	1.25		0.56	1.58		0.69		(0.39)

Distributions to shareholders from:
Net investment income	(0.59)		(1.29)	(1.43)		(0.38)		(0.73)

Transaction fees(b)	0.00	(c)	0.02	0.05		0.01		0.07

Net asset value at end of period	$24.43		$23.77	$24.48		$24.28		$23.96

Market price at end of period(d)	$24.38		$23.74	$24.53		$24.31		$24.03

Net Asset Value Total Return(e)	5.31%		2.58%	7.06%		2.94%		(1.31)%
Market Price Total Return(e)	5.23%		2.26%	7.15%		2.76%		(1.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$219,864		$130,753	$75,879		$21,856		$14,374
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.42	%(g)	0.42	%(f)	0.42	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.43	%(g)
Net investment income	4.89	%(f)	5.42%	5.98	%(g)	6.33	%(f)	5.50	%(f)
Portfolio turnover rate(h)	24%		26%	14%		9%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than 0.005%.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Financial Highlights—(continued)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Six Months Ended February 28, 2021		Years Ended August 31,			For the Period August 7, 2018(a) Through August 31,
	(Unaudited)		2020	2019		2018

Per Share Operating Performance:
Net asset value at beginning of period	$24.93		$25.70	$25.14		$25.00

Net investment income(b)	0.57		1.24	1.45		0.09
Net realized and unrealized gain (loss) on investments	0.58		(0.74)	0.51		0.05

Total from investment operations	1.15		0.50	1.96		0.14

Distributions to shareholders from:
Net investment income	(0.57)		(1.28)	(1.51)		-
Net realized gains	-		(0.02)	-		-

Total distributions.	(0.57)		(1.30)	(1.51)		-

Transaction fees(b)	-		0.03	0.11		-

Net asset value at end of period	$25.51		$24.93	$25.70		$25.14

Market price at end of period(c)	$25.48		$24.88	$25.75		$25.15

Net Asset Value Total Return(d)	4.66%		2.31%	8.62%		0.56	%(e)
Market Price Total Return(d)	4.75%		1.91%	8.80%		0.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$73,991		$74,780	$25,702		$5,029
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.44	%(g)	0.42	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.45	%(g)
Net investment income	4.55	%(f)	5.07%	5.79	%(g)	5.54	%(f)
Portfolio turnover rate(h)	6%		35%	48%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.48%. The market price total return from Fund Inception to August 31, 2018 was 0.56%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Financial Highlights—(continued)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 10, 2019(a) Through August 31, 2020

Per Share Operating Performance:
Net asset value at beginning of period	$24.91		$25.00

Net investment income(b)	0.59		1.15
Net realized and unrealized gain (loss) on investments	0.48		(0.27)

Total from investment operations	1.07		0.88

Distributions to shareholders from:
Net investment income	(0.60)		(1.06)

Transaction fees(b)	-		0.09

Net asset value at end of period	$25.38		$24.91

Market price at end of period(c)	$25.35		$24.84

Net Asset Value Total Return(d)	4.35%		4.12	%(e)
Market Price Total Return(d)	4.53%		3.84	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,384		$19,925
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.41	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42	%(f)
Net investment income	4.74	%(f)	4.90	%(f)
Portfolio turnover rate(g)	21%		56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.32%. The market price total return from Fund Inception to August 31, 2020 was 3.84%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Financial Highlights—(continued)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

	For the Period September 14, 2020(a) Through February 28, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.49
Net realized and unrealized gain on investments	0.31

Total from investment operations	0.80

Distributions to shareholders from:
Net investment income	(0.39)

Net asset value at end of period	$25.41

Market price at end of period(c)	$25.35

Net Asset Value Total Return(d)	3.20	%(e)
Market Price Total Return(d)	2.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,165
Ratio to average net assets of:
Expenses	0.42	%(f)
Net investment income	4.23	%(f)
Portfolio turnover rate(g)	27%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to February 28, 2021 was 3.66%. The market price total return from Fund Inception to February 28, 2021 was 3.49%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Financial Highlights—(continued)

Invesco BulletShares 2021 Municipal Bond ETF (BSML)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.25		$25.00

Net investment income(b)	0.06		0.21
Net realized and unrealized gain (loss) on investments	(0.03)		0.19

Total from investment operations	0.03		0.40

Distributions to shareholders from:
Net investment income	(0.06)		(0.22)

Transaction fees(b)	0.03		0.07

Net asset value at end of period	$25.25		$25.25

Market price at end of period(c)	$25.31		$25.35

Net Asset Value Total Return(d)	0.26	%(e)	1.90	%(e)
Market Price Total Return(d)	0.09	%(e)	2.30	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,403		$25,254
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	0.50	%(f)	0.88	%(f)
Portfolio turnover rate(g)	6%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 1.94%. The market price total return from Fund Inception to August 31, 2020 was 2.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Financial Highlights—(continued)

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.31		$25.00

Net investment income(b)	0.06		0.24
Net realized and unrealized gain on investments	0.01		0.24

Total from investment operations	0.07		0.48

Distributions to shareholders from:
Net investment income	(0.06)		(0.26)

Transaction fees(b)	0.03		0.09

Net asset value at end of period	$25.35		$25.31

Market price at end of period(c)	$25.44		$25.40

Net Asset Value Total Return(d)	0.40%		2.30	%(e)
Market Price Total Return(d)	0.40%		2.65	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$48,174		$27,844
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	0.47	%(f)	1.02	%(f)
Portfolio turnover rate(g)	0%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 2.38%. The market price total return from Fund Inception to August 31, 2020 was 2.65%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Financial Highlights—(continued)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.47		$25.00

Net investment income(b)	0.08		0.26
Net realized and unrealized gain on investments	0.01		0.47

Total from investment operations	0.09		0.73

Distributions to shareholders from:
Net investment income	(0.08)		(0.26)

Transaction fees(b)	0.04		-

Net asset value at end of period	$25.52		$25.47

Market price at end of period(c)	$25.61		$25.53

Net Asset Value Total Return(d)	0.52%		2.94	%(e)
Market Price Total Return(d)	0.64%		3.18	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,069		$15,284
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	0.66	%(f)	1.08	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.03%. The market price total return from Fund Inception to August 31, 2020 was 3.14%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Financial Highlights—(continued)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.52		$25.00

Net investment income(b)	0.11		0.30
Net realized and unrealized gain on investments	0.02		0.52

Total from investment operations	0.13		0.82

Distributions to shareholders from:
Net investment income	(0.11)		(0.30)

Transaction fees(b)	0.05		-

Net asset value at end of period	$25.59		$25.52

Market price at end of period(c)	$25.65		$25.62

Net Asset Value Total Return(d)	0.70	%(e)	3.30	%(e)
Market Price Total Return(d)	0.54	%(e)	3.71	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,147		$12,762
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	0.84	%(f)	1.26	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.30%. The market price total return from Fund Inception to August 31, 2020 was 3.71%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Financial Highlights—(continued)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.71		$25.00

Net investment income(b)	0.13		0.33
Net realized and unrealized gain (loss) on investments	(0.09)		0.71

Total from investment operations	0.04		1.04

Distributions to shareholders from:
Net investment income	(0.14)		(0.33)

Transaction fees(b)	0.06		-

Net asset value at end of period	$25.67		$25.71

Market price at end of period(c)	$25.75		$25.78

Net Asset Value Total Return(d)	0.40%		4.19	%(e)
Market Price Total Return(d)	0.44%		4.48	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,673		$10,282
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	1.02	%(f)	1.39	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.19%. The market price total return from Fund Inception to August 31, 2020 was 4.44%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Financial Highlights—(continued)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.48		$25.00

Net investment income(b)	0.17		0.40
Net realized and unrealized gain on investments	0.05		0.48

Total from investment operations	0.22		0.88

Distributions to shareholders from:
Net investment income	(0.17)		(0.40)

Net asset value at end of period	$25.53		$25.48

Market price at end of period(c)	$25.60		$25.54

Net Asset Value Total Return(d)	0.84%		3.58	%(e)
Market Price Total Return(d)	0.88%		3.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,428		$12,740
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	1.30	%(f)	1.70	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.58%. The market price total return from Fund Inception to August 31, 2020 was 4.20%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Financial Highlights—(continued)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.34		$25.00

Net investment income(b)	0.13		0.37
Net realized and unrealized gain (loss) on investments	(0.01)		0.26

Total from investment operations	0.12		0.63

Distributions to shareholders from:
Net investment income	(0.14)		(0.36)
Return of capital	-		(0.04)

Total distributions	(0.14)		(0.40)

Transaction fees(b)	0.01		0.11

Net asset value at end of period	$25.33		$25.34

Market price at end of period(c)	$25.38		$25.42

Net Asset Value Total Return(d)	0.49%		3.02	%(e)
Market Price Total Return(d)	0.38%		3.34	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,732		$15,204
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	1.07	%(f)	1.58	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.02%. The market price total return from Fund Inception to August 31, 2020 was 3.46%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Financial Highlights—(continued)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.70		$25.00

Net investment income(b)	0.21		0.43
Net realized and unrealized gain (loss) on investments	(0.15)		0.69

Total from investment operations	0.06		1.12

Distributions to shareholders from:
Net investment income	(0.22)		(0.42)

Transaction fees(b)	0.05		-

Net asset value at end of period	$25.59		$25.70

Market price at end of period(c)	$25.66		$25.76

Net Asset Value Total Return(d)	0.45%		4.56	%(e)
Market Price Total Return(d)	0.45%		4.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,234		$5,141
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	1.65	%(f)	1.80	%(f)
Portfolio turnover rate(g)	2%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.48%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Financial Highlights—(continued)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

	Six Months Ended February 28, 2021 (Unaudited)		For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.67		$25.00

Net investment income(b)	0.20		0.44
Net realized and unrealized gain (loss) on investments	(0.25)		0.67

Total from investment operations	(0.05)		1.11

Distributions to shareholders from:
Net investment income	(0.22)		(0.44)

Transaction fees(b)	0.05		-

Net asset value at end of period	$25.45		$25.67

Market price at end of period(c)	$25.54		$25.70

Net Asset Value Total Return(d)	(0.02)%		4.52	%(e)
Market Price Total Return(d)	0.22%		4.64	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,181		$5,133
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	1.59	%(f)	1.88	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.60%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Financial Highlights—(continued)

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

	For the Period September 14, 2020(a) Through February 28, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments	(0.22)

Total from investment operations	(0.04)

Distributions to shareholders from:
Net investment income	(0.14)

Net asset value at end of period	$24.82

Market price at end of period(c)	$24.92

Net Asset Value Total Return(d)	(0.16	)%(e)
Market Price Total Return(d)	0.24	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,964
Ratio to average net assets of:
Expenses	0.18	%(f)
Net investment income	1.56	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to February 28, 2021 was (0.01)%. The market price total return from Fund Inception to February 28, 2021 was 0.28%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Financial Highlights—(continued)

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period October 2, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.40		$25.53	$25.00

Net investment income(b)	0.43		0.96	0.88
Net realized and unrealized gain (loss) on investments	(0.21)		(0.12)	0.58

Total from investment operations	0.22		0.84	1.46

Distributions to shareholders from:
Net investment income	(0.44)		(0.95)	(0.88)
Net realized gains	-		(0.01)	(0.01)
Return of capital	-		(0.01)	(0.04)

Total distributions	(0.44)		(0.97)	(0.93)

Net asset value at end of period	$25.18		$25.40	$25.53

Market price at end of period(c)	$25.17		$25.44	$25.58

Net Asset Value Total Return(d)	0.86%		3.37%	5.98	%(e)
Market Price Total Return(d)	0.66%		3.34%	6.18	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,070		$10,159	$10,213
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.32	%(g)
Net investment income	3.40	%(f)	3.77%	3.84	%(g)
Portfolio turnover rate(h)	11%		13%	13%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 6.62%. The market price total return from Fund Inception to August 31, 2019 was 6.70%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Financial Highlights—(continued)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period October 2, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.83		$25.91	$25.00

Net investment income(b)	0.47		1.04	0.95
Net realized and unrealized gain (loss) on investments	(0.00)		(0.03)	0.92

Total from investment operations	0.47		1.01	1.87

Distributions to shareholders from:
Net investment income	(0.49)		(1.04)	(0.96)
Net realized gains	-		(0.05)	-

Total distributions	(0.49)		(1.09)	(0.96)

Net asset value at end of period	$25.81		$25.83	$25.91

Market price at end of period(c)	$25.85		$25.90	$25.95

Net Asset Value Total Return(d)	1.85%		4.01%	7.63	%(e)
Market Price Total Return(d)	1.73%		4.14%	7.79	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,395		$10,334	$10,365
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.32	%(g)
Net investment income	3.69	%(f)	4.03%	4.11	%(g)
Portfolio turnover rate(h)	8%		7%	15%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 8.41%. The market price total return from Fund Inception to August 31, 2019 was 8.45%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Financial Highlights—(continued)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period October 2, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.06		$26.17	$25.00

Net investment income(b)	0.47		1.03	0.98
Net realized and unrealized gain (loss) on investments	0.17		(0.01)	1.17

Total from investment operations	0.64		1.02	2.15

Distributions to shareholders from:
Net investment income	(0.49)		(1.03)	(0.98)
Net realized gains	-		(0.10)	-

Total distributions	(0.49)		(1.13)	(0.98)

Net asset value at end of period	$26.21		$26.06	$26.17

Market price at end of period(c)	$26.25		$26.13	$26.19

Net Asset Value Total Return(d)	2.46%		4.05%	8.79	%(e)
Market Price Total Return(d)	2.34%		4.25%	8.87	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,836		$10,426	$10,466
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.32	%(g)
Net investment income	3.62	%(f)	3.97%	4.24	%(g)
Portfolio turnover rate(h)	6%		11%	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 9.68%. The market price total return from Fund Inception to August 31, 2019 was 9.57%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Financial Highlights—(continued)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period October 2, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.99		$26.44	$25.00

Net investment income(b)	0.43		1.01	1.05
Net realized and unrealized gain (loss) on investments	0.28		(0.41)	1.46

Total from investment operations	0.71		0.60	2.51

Distributions to shareholders from:
Net investment income	(0.44)		(1.02)	(1.07)
Net realized gains	-		(0.10)	-

Total distributions	(0.44)		(1.12)	(1.07)

Transaction fees(b)	-		0.07	-

Net asset value at end of period	$26.26		$25.99	$26.44

Market price at end of period(c)	$26.24		$26.05	$26.53

Net Asset Value Total Return(d)	2.76%		2.65%	10.29	%(e)
Market Price Total Return(d)	2.45%		2.57%	10.66	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$18,380		$15,592	$10,575
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.32	%(g)
Net investment income	3.29	%(f)	3.91%	4.52	%(g)
Portfolio turnover rate(h)	8%		39%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 11.26%. The market price total return from Fund Inception to August 31, 2019 was 11.46%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)	“BulletShares 2021 Corporate Bond ETF”

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	“BulletShares 2022 Corporate Bond ETF”

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	“BulletShares 2023 Corporate Bond ETF”

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	“BulletShares 2024 Corporate Bond ETF”

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	“BulletShares 2025 Corporate Bond ETF”

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	“BulletShares 2026 Corporate Bond ETF”

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	“BulletShares 2027 Corporate Bond ETF”

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	“BulletShares 2028 Corporate Bond ETF”

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	“BulletShares 2029 Corporate Bond ETF”

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	“BulletShares 2030 Corporate Bond ETF”

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)	“BulletShares 2021 High Yield Corporate Bond ETF”

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	“BulletShares 2022 High Yield Corporate Bond ETF”

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	“BulletShares 2023 High Yield Corporate Bond ETF”

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	“BulletShares 2024 High Yield Corporate Bond ETF”

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	“BulletShares 2025 High Yield Corporate Bond ETF”

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	“BulletShares 2026 High Yield Corporate Bond ETF”

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	“BulletShares 2027 High Yield Corporate Bond ETF”

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	“BulletShares 2028 High Yield Corporate Bond ETF”

Invesco BulletShares 2021 Municipal Bond ETF (BSML)	“BulletShares 2021 Municipal Bond ETF”

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)	“BulletShares 2022 Municipal Bond ETF”

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	“BulletShares 2023 Municipal Bond ETF”

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	“BulletShares 2024 Municipal Bond ETF”

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	“BulletShares 2025 Municipal Bond ETF”

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	“BulletShares 2026 Municipal Bond ETF”

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	“BulletShares 2027 Municipal Bond ETF”

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	“BulletShares 2028 Municipal Bond ETF”

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	“BulletShares 2029 Municipal Bond ETF”

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	“BulletShares 2030 Municipal Bond ETF”

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)	“BulletShares 2021 USD Emerging Markets Debt ETF”

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	“BulletShares 2022 USD Emerging Markets Debt ETF”

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	“BulletShares 2023 USD Emerging Markets Debt ETF”

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)	“BulletShares 2024 USD Emerging Markets Debt ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

233

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BulletShares 2021 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2021 Index

BulletShares 2022 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2022 Index

BulletShares 2023 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2023 Index

BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index

BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index

BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index

BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index

BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index

BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index

BulletShares 2030 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2030 Index

BulletShares 2021 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2021 Index

BulletShares 2022 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index

BulletShares 2023 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index

BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index

BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index

BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index

BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index

BulletShares 2028 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2028 Index

BulletShares 2021 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2021 Index

BulletShares 2022 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2022 Index

BulletShares 2023 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2023 Index

BulletShares 2024 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2024 Index

BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index

BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index

BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index

BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index

BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index

BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index

BulletShares 2021 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2021 Index

BulletShares 2022 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2022 Index

BulletShares 2023 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2023 Index

BulletShares 2024 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

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Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished

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trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing Global Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds rates at, near or below zero. In recent years, the FRB and other foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and a Fund’s transaction costs.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Emerging Markets Sovereign Debt Risk. For certain Funds, government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because each Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

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Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Treasury Obligations Risk. Certain Funds will invest in obligations issued or guaranteed by the U.S. Treasury.

U.S. Treasury securities are backed by the “full faith and credit” of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of

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securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

BulletShares 2021 Corporate Bond ETF	0.10%

BulletShares 2022 Corporate Bond ETF	0.10%

BulletShares 2023 Corporate Bond ETF	0.10%

BulletShares 2024 Corporate Bond ETF	0.10%

BulletShares 2025 Corporate Bond ETF	0.10%

BulletShares 2026 Corporate Bond ETF	0.10%

BulletShares 2027 Corporate Bond ETF	0.10%

BulletShares 2028 Corporate Bond ETF	0.10%

BulletShares 2029 Corporate Bond ETF	0.10%

BulletShares 2030 Corporate Bond ETF	0.10%

BulletShares 2021 High Yield Corporate Bond ETF	0.42%

BulletShares 2022 High Yield Corporate Bond ETF	0.42%

BulletShares 2023 High Yield Corporate Bond ETF	0.42%

BulletShares 2024 High Yield Corporate Bond ETF	0.42%

BulletShares 2025 High Yield Corporate Bond ETF	0.42%

BulletShares 2026 High Yield Corporate Bond ETF	0.42%

BulletShares 2027 High Yield Corporate Bond ETF	0.42%

BulletShares 2028 High Yield Corporate Bond ETF	0.42%

BulletShares 2021 Municipal Bond ETF	0.18%

BulletShares 2022 Municipal Bond ETF	0.18%

BulletShares 2023 Municipal Bond ETF	0.18%

BulletShares 2024 Municipal Bond ETF	0.18%

BulletShares 2025 Municipal Bond ETF	0.18%

BulletShares 2026 Municipal Bond ETF	0.18%

BulletShares 2027 Municipal Bond ETF	0.18%

BulletShares 2028 Municipal Bond ETF	0.18%

BulletShares 2029 Municipal Bond ETF	0.18%

BulletShares 2030 Municipal Bond ETF	0.18%

BulletShares 2021 USD Emerging Markets Debt ETF	0.29%

BulletShares 2022 USD Emerging Markets Debt ETF	0.29%

240

Unitary Management Fees (as a % of average daily net assets)

BulletShares 2023 USD Emerging Markets Debt ETF	0.29%

BulletShares 2024 USD Emerging Markets Debt ETF	0.29%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

BulletShares 2021 Corporate Bond ETF	$36,579

BulletShares 2022 Corporate Bond ETF	14,356

BulletShares 2023 Corporate Bond ETF	5,257

BulletShares 2024 Corporate Bond ETF	3,564

BulletShares 2025 Corporate Bond ETF	1,086

BulletShares 2026 Corporate Bond ETF	671

BulletShares 2027 Corporate Bond ETF	395

BulletShares 2028 Corporate Bond ETF	284

BulletShares 2029 Corporate Bond ETF	80

BulletShares 2030 Corporate Bond ETF*	20

BulletShares 2021 High Yield Corporate Bond ETF	18,702

BulletShares 2022 High Yield Corporate Bond ETF	11,971

BulletShares 2023 High Yield Corporate Bond ETF	7,183

BulletShares 2024 High Yield Corporate Bond ETF	2,826

BulletShares 2025 High Yield Corporate Bond ETF	1,622

BulletShares 2026 High Yield Corporate Bond ETF	280

BulletShares 2027 High Yield Corporate Bond ETF	49

BulletShares 2028 High Yield Corporate Bond ETF*	38

BulletShares 2021 Municipal Bond ETF	-

BulletShares 2022 Municipal Bond ETF	-

BulletShares 2023 Municipal Bond ETF	-

BulletShares 2024 Municipal Bond ETF	-

BulletShares 2025 Municipal Bond ETF	-

BulletShares 2026 Municipal Bond ETF	-

BulletShares 2027 Municipal Bond ETF	-

BulletShares 2028 Municipal Bond ETF	-

BulletShares 2029 Municipal Bond ETF	-

BulletShares 2030 Municipal Bond ETF*	-

BulletShares 2021 USD Emerging Markets Debt ETF	102

BulletShares 2022 USD Emerging Markets Debt ETF	58

BulletShares 2023 USD Emerging Markets Debt ETF	68

BulletShares 2024 USD Emerging Markets Debt ETF	52

*	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“Nasdaq” is a trademark of The Nasdaq OMX Group, Inc. and has been licensed for use in the name of each Underlying Index by the Licensor. “BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

241

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

BulletShares 2021 Corporate Bond ETF	$4,516,628	$-	$-

BulletShares 2022 Corporate Bond ETF	2,985,455	2,865,502	19,552

BulletShares 2023 Corporate Bond ETF	-	5,935,268	188,165

BulletShares 2024 Corporate Bond ETF	-	1,140,303	42,270

BulletShares 2025 Corporate Bond ETF	196,396	3,484,764	19,049

BulletShares 2026 Corporate Bond ETF	-	1,031,864	62,640

BulletShares 2027 Corporate Bond ETF	-	3,475,759	69,189

BulletShares 2030 Corporate Bond ETF	-	196,396	1,200

BulletShares 2021 High Yield Corporate Bond ETF	28,260,109	-	-

BulletShares 2022 High Yield Corporate Bond ETF	25,974,439	9,250,507	13,990

BulletShares 2023 High Yield Corporate Bond ETF	8,900,930	3,047,526	13,919

BulletShares 2024 High Yield Corporate Bond ETF	2,110,245	5,066,121	72,977

BulletShares 2025 High Yield Corporate Bond ETF	-	20,059,928	434,327

BulletShares 2026 High Yield Corporate Bond ETF	-	690,938	(2,541)

BulletShares 2027 High Yield Corporate Bond ETF	490,304	1,458,141	73,494

BulletShares 2028 High Yield Corporate Bond ETF	65,691	1,539,244	45,822

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021, for each Fund (except for BulletShares 2030 Corporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF and BulletShares 2030 Municipal Bond ETF). As of February 28, 2021, all of the securities in BulletShares 2030 Coporate Bond ETF, BulletShares 2021 High Yield Corporate Bond ETF, BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF and BulletShares 2030 Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with

242

investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BulletShares 2021 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,841,254,208	$-	$1,841,254,208
Money Market Funds	129,269,307	-	-	129,269,307

Total Investments	$129,269,307	$1,841,254,208	$-	$1,970,523,515

BulletShares 2022 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,260,774,175	$-	$2,260,774,175

Money Market Funds	4,417,676	113,542	-	4,531,218

Total Investments	$4,417,676	$2,260,887,717	$-	$2,265,305,393

BulletShares 2023 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,703,220,705	$-	$1,703,220,705
Money Market Funds	3,803,024	4,812,125	-	8,615,149

Total Investments	$3,803,024	$1,708,032,830	$-	$1,711,835,854

BulletShares 2024 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,354,569,597	$-	$1,354,569,597

Money Market Funds	4,071,190	12,249,320	-	16,320,510

Total Investments	$4,071,190	$1,366,818,917	$-	$1,370,890,107

BulletShares 2025 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$934,025,940	$-	$934,025,940
Money Market Funds	2,570,214	11,061,675	-	13,631,889

Total Investments	$2,570,214	$945,087,615	$-	$947,657,829

BulletShares 2026 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$407,499,535	$-	$407,499,535

Money Market Funds	1,738,464	3,132,616	-	4,871,080

Total Investments	$1,738,464	$410,632,151	$-	$412,370,615

BulletShares 2027 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$292,737,899	$-	$292,737,899
Money Market Funds	511,829	5,248,013	-	5,759,842

Total Investments	$511,829	$297,985,912	$-	$298,497,741

BulletShares 2028 Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$190,435,543	$-	$190,435,543

Money Market Funds	328,499	4,397,465	-	4,725,964

Total Investments	$328,499	$194,833,008	$-	$195,161,507

BulletShares 2029 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$87,446,911	$-	$87,446,911
Money Market Funds	127,392	-	-	127,392

Total Investments	$127,392	$87,446,911	$-	$87,574,303

BulletShares 2022 High Yield Corporate Bond ETF

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$794,600,895	$-	$794,600,895

Money Market Funds	12,803,810	15,836,485	-	28,640,295

Total Investments	$12,803,810	$810,437,380	$-	$823,241,190

243

	Level 1	Level 2	Level 3	Total

BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$514,685,170	$-	$514,685,170

Money Market Funds	7,872,916	17,153,028	-	25,025,944

Total Investments	$7,872,916	$531,838,198	$-	$539,711,114

BulletShares 2024 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$246,230,778	$-	$246,230,778

Money Market Funds	8,588,762	10,010,747	-	18,599,509

Total Investments	$8,588,762	$256,241,525	$-	$264,830,287

BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$209,139,129	$-	$209,139,129

Money Market Funds	7,424,830	7,574,920	-	14,999,750

Total Investments	$7,424,830	$216,714,049	$-	$224,138,879

BulletShares 2026 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$71,364,604	$87,560	$71,452,164

Money Market Funds	1,486,898	3,013,251	-	4,500,149

Total Investments	$1,486,898	$74,377,855	$87,560	$75,952,313

BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$24,847,290	$-	$24,847,290

Money Market Funds	168,561	1,441,592	-	1,610,153

Total Investments	$168,561	$26,288,882	$-	$26,457,443

BulletShares 2028 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$9,929,594	$-	$9,929,594

Money Market Funds	99,240	271,671	-	370,911

Total Investments	$99,240	$10,201,265	$-	$10,300,505

BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$7,718,175	$-	$7,718,175

U.S. Treasury Securities	-	1,577,149	-	1,577,149

Money Market Funds	208,821	-	-	208,821

Total Investments	$208,821	$9,295,324	$-	$9,504,145

BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$28,008,181	$-	$28,008,181

Money Market Funds	470,893	78,448	-	549,341

Total Investments	$470,893	$28,086,629	$-	$28,557,522

BulletShares 2023 USD Emerging Markets Debt ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$28,247,672	$-	$28,247,672

Money Market Funds	1,919,344	324,839	-	2,244,183

Total Investments	$1,919,344	$28,572,511	$-	$30,491,855

BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$18,158,139	$-	$18,158,139
Money Market Funds	5,990	149,823	-	155,813

Total Investments	$5,990	$18,307,962	$-	$18,313,952

244

NOTE 6–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2021 Corporate Bond ETF	$-	$-	$-

BulletShares 2022 Corporate Bond ETF	-	-	-

BulletShares 2023 Corporate Bond ETF	859,557	235,786	1,095,343

BulletShares 2024 Corporate Bond ETF	1,727,244	281,688	2,008,932

BulletShares 2025 Corporate Bond ETF	427,488	32,196	459,684

BulletShares 2026 Corporate Bond ETF	-	-	-

BulletShares 2027 Corporate Bond ETF	-	-	-

BulletShares 2028 Corporate Bond ETF	96,932	-	96,932

BulletShares 2029 Corporate Bond ETF	-	-	-

BulletShares 2021 High Yield Corporate Bond ETF	30,798,498	44,781,606	75,580,104

BulletShares 2022 High Yield Corporate Bond ETF	24,196,458	23,007,435	47,203,893

BulletShares 2023 High Yield Corporate Bond ETF	12,573,863	9,450,621	22,024,484

BulletShares 2024 High Yield Corporate Bond ETF	3,554,114	1,947,984	5,502,098

BulletShares 2025 High Yield Corporate Bond ETF	1,944,957	1,636,040	3,580,997

BulletShares 2026 High Yield Corporate Bond ETF	-	-	-

BulletShares 2027 High Yield Corporate Bond ETF	35,640	-	35,640

BulletShares 2021 Municipal Bond ETF	-	-	-

BulletShares 2022 Municipal Bond ETF	-	-	-

BulletShares 2023 Municipal Bond ETF	-	-	-

BulletShares 2024 Municipal Bond ETF	-	-	-

BulletShares 2025 Municipal Bond ETF	-	-	-

BulletShares 2026 Municipal Bond ETF	-	-	-

BulletShares 2027 Municipal Bond ETF	-	-	-

BulletShares 2028 Municipal Bond ETF	-	-	-

BulletShares 2029 Municipal Bond ETF	-	-	-

BulletShares 2021 USD Emerging Markets Debt ETF	4,898	-	4,898

BulletShares 2022 USD Emerging Markets Debt ETF	31,244	16,090	47,334

BulletShares 2023 USD Emerging Markets Debt ETF	-	-	-

BulletShares 2024 USD Emerging Markets Debt ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BulletShares 2021 Corporate Bond ETF	$88,095,945	$530,406,320

BulletShares 2022 Corporate Bond ETF	213,443,350	180,445,801

BulletShares 2023 Corporate Bond ETF	95,482,044	87,995,548

BulletShares 2024 Corporate Bond ETF	47,256,580	37,874,038

BulletShares 2025 Corporate Bond ETF	23,049,729	21,853,893

BulletShares 2026 Corporate Bond ETF	2,736,079	3,211,191

BulletShares 2027 Corporate Bond ETF	5,720,579	5,042,514

BulletShares 2028 Corporate Bond ETF	4,158,003	3,268,007

BulletShares 2029 Corporate Bond ETF	499,561	181,234

245

	Purchases	Sales

BulletShares 2030 Corporate Bond ETF*	$6,195,855	$196,396

BulletShares 2021 High Yield Corporate Bond ETF	170,544,961	273,041,619

BulletShares 2022 High Yield Corporate Bond ETF	161,466,327	135,507,765

BulletShares 2023 High Yield Corporate Bond ETF	97,486,640	97,193,758

BulletShares 2024 High Yield Corporate Bond ETF	50,237,454	55,224,395

BulletShares 2025 High Yield Corporate Bond ETF	37,846,743	42,010,015

BulletShares 2026 High Yield Corporate Bond ETF	3,624,849	4,279,381

BulletShares 2027 High Yield Corporate Bond ETF	4,146,104	4,248,307

BulletShares 2028 High Yield Corporate Bond ETF*	6,883,100	1,915,896

BulletShares 2021 Municipal Bond ETF	6,865,036	1,440,000

BulletShares 2022 Municipal Bond ETF	19,735,177	106,703

BulletShares 2023 Municipal Bond ETF	12,716,359	-

BulletShares 2024 Municipal Bond ETF	15,251,440	-

BulletShares 2025 Municipal Bond ETF	15,309,584	-

BulletShares 2026 Municipal Bond ETF	7,646,335	-

BulletShares 2027 Municipal Bond ETF	2,594,867	-

BulletShares 2028 Municipal Bond ETF	4,875,468	129,114

BulletShares 2029 Municipal Bond ETF	5,215,310	-

BulletShares 2030 Municipal Bond ETF*	4,878,993	-

BulletShares 2021 USD Emerging Markets Debt ETF	998,733	4,248,048

BulletShares 2022 USD Emerging Markets Debt ETF	1,371,433	1,003,203

BulletShares 2023 USD Emerging Markets Debt ETF	2,367,790	736,604

BulletShares 2024 USD Emerging Markets Debt ETF	1,350,328	1,242,093

*	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

BulletShares 2021 Corporate Bond ETF	$13,505,027	$89,687,871

BulletShares 2022 Corporate Bond ETF	271,963,796	19,102,782

BulletShares 2023 Corporate Bond ETF	380,109,710	-

BulletShares 2024 Corporate Bond ETF	292,070,377	6,204,860

BulletShares 2025 Corporate Bond ETF	321,563,308	3,249,237

BulletShares 2026 Corporate Bond ETF	123,734,880	-

BulletShares 2027 Corporate Bond ETF	72,750,701	6,492,331

BulletShares 2028 Corporate Bond ETF	65,635,655	-

BulletShares 2029 Corporate Bond ETF	64,009,642	-

BulletShares 2030 Corporate Bond ETF*	14,951,718	-

BulletShares 2021 High Yield Corporate Bond ETF	12,930,644	168,449,919

BulletShares 2022 High Yield Corporate Bond ETF	173,290,309	40,727,288

BulletShares 2023 High Yield Corporate Bond ETF	167,064,424	34,522,860

BulletShares 2024 High Yield Corporate Bond ETF	89,994,546	12,381,106

BulletShares 2025 High Yield Corporate Bond ETF	85,674,564	2,435,823

BulletShares 2026 High Yield Corporate Bond ETF	19,960,012	22,229,165

BulletShares 2027 High Yield Corporate Bond ETF	12,463,894	7,453,505

BulletShares 2028 High Yield Corporate Bond ETF*	4,866,436	-

BulletShares 2021 Municipal Bond ETF	-	-

BulletShares 2022 Municipal Bond ETF	-	-

BulletShares 2023 Municipal Bond ETF	-	-

BulletShares 2024 Municipal Bond ETF	-	-

BulletShares 2025 Municipal Bond ETF	-	-

BulletShares 2026 Municipal Bond ETF	-	-

246

	Cost of Securities Received	Value of Securities Delivered

BulletShares 2027 Municipal Bond ETF	$-	$-

BulletShares 2028 Municipal Bond ETF	-	-

BulletShares 2029 Municipal Bond ETF	-	-

BulletShares 2030 Municipal Bond ETF*	-	-

BulletShares 2021 USD Emerging Markets Debt ETF	-	-

BulletShares 2022 USD Emerging Markets Debt ETF	16,255,991	-

BulletShares 2023 USD Emerging Markets Debt ETF	16,384,173	-

BulletShares 2024 USD Emerging Markets Debt ETF	2,593,384	-

*	For the period September 14, 2020 (commencement of investment operations) through February 28, 2021.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BulletShares 2021 Corporate Bond ETF	$7,206,183	$(76,309)	$7,129,874	$1,963,393,641

BulletShares 2022 Corporate Bond ETF	40,171,399	(1,350,003)	38,821,396	2,226,483,997

BulletShares 2023 Corporate Bond ETF	50,231,302	(212,967)	50,018,335	1,661,817,519

BulletShares 2024 Corporate Bond ETF	54,597,946	(327,839)	54,270,107	1,316,620,000

BulletShares 2025 Corporate Bond ETF	30,248,441	(2,568,355)	27,680,086	919,977,743

BulletShares 2026 Corporate Bond ETF	15,621,531	(423,273)	15,198,258	397,172,357

BulletShares 2027 Corporate Bond ETF	11,784,581	(748,457)	11,036,124	287,461,617

BulletShares 2028 Corporate Bond ETF	5,890,170	(496,858)	5,393,312	189,768,195

BulletShares 2029 Corporate Bond ETF	238,579	(1,024,233)	(785,654)	88,359,957

BulletShares 2030 Corporate Bond ETF*	10,632	(643,957)	(633,325)	21,311,748

BulletShares 2021 High Yield Corporate Bond ETF	3,451,445	(247,582)	3,203,863	803,325,542

BulletShares 2022 High Yield Corporate Bond ETF	9,948,497	(1,150,956)	8,797,541	814,443,649

BulletShares 2023 High Yield Corporate Bond ETF	10,394,894	(1,933,923)	8,460,971	531,250,143

BulletShares 2024 High Yield Corporate Bond ETF	4,735,528	(716,191)	4,019,337	260,810,950

BulletShares 2025 High Yield Corporate Bond ETF	5,021,361	(490,792)	4,530,569	219,608,310

BulletShares 2026 High Yield Corporate Bond ETF	1,627,280	(164,164)	1,463,116	74,489,197

BulletShares 2027 High Yield Corporate Bond ETF	501,017	(90,857)	410,160	26,047,283

BulletShares 2028 High Yield Corporate Bond ETF*	140,540	(50,375)	90,165	10,210,340

BulletShares 2021 Municipal Bond ETF	62,570	(3,344)	59,226	39,171,972

BulletShares 2022 Municipal Bond ETF	165,598	(33,916)	131,682	47,041,621

BulletShares 2023 Municipal Bond ETF	196,569	(28,841)	167,728	27,267,247

BulletShares 2024 Municipal Bond ETF	237,407	(69,759)	167,648	27,306,983

BulletShares 2025 Municipal Bond ETF	289,449	(145,562)	143,887	24,947,826

BulletShares 2026 Municipal Bond ETF	297,054	(98,835)	198,219	19,788,961

BulletShares 2027 Municipal Bond ETF	142,668	(227,082)	(84,414)	17,401,631

BulletShares 2028 Municipal Bond ETF	115,663	(75,523)	40,140	9,675,128

BulletShares 2029 Municipal Bond ETF	91,493	(138,502)	(47,009)	9,992,982

BulletShares 2030 Municipal Bond ETF*	11,231	(54,521)	(43,290)	4,841,106

BulletShares 2021 USD Emerging Markets Debt ETF	78,872	(2,858)	76,014	9,428,131

BulletShares 2022 USD Emerging Markets Debt ETF	346,105	(29,715)	316,390	28,241,132

BulletShares 2023 USD Emerging Markets Debt ETF	573,590	(34,306)	539,284	29,952,571

BulletShares 2024 USD Emerging Markets Debt ETF	869,488	(6,582)	862,906	17,451,046

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

247

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by the Funds only in Creation Units consisting of a specified number of Shares as set forth in the each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”).

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

248

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2021 Corporate Bond ETF (BSCL) Actual	$1,000.00	$1,001.80	0.10%	$0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) Actual	1,000.00	1,003.90	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) Actual	1,000.00	1,006.90	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) Actual	1,000.00	1,010.00	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) Actual	1,000.00	1,001.00	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

249

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) Actual	$1,000.00	$998.40		0.10%	$0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) Actual	1,000.00	1,003.90		0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) Actual	1,000.00	997.80		0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2029 Corporate Bond ETF (BSCT) Actual	1,000.00	988.50		0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2030 Corporate Bond ETF (BSCU) Actual	1,000.00	783.30	(2)	0.10	0.41	(3)

Hypothetical (5% return before expenses)	1,000.00	1,024.30	(2)	0.10	0.50	(3)

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL) Actual	1,000.00	1,015.60		0.42	2.10

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) Actual	1,000.00	1,031.10		0.42	2.12

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) Actual	1,000.00	1,039.40		0.42	2.12

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) Actual	1,000.00	1,045.00		0.42	2.13

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) Actual	1,000.00	1,053.10		0.42	2.14

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) Actual	1,000.00	1,046.60		0.42	2.13

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR) Actual	1,000.00	1,043.50		0.42	2.13

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS) Actual	1,000.00	1,032.00	(2)	0.42	1.94	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.71	(2)	0.42	2.11	(3)

Invesco BulletShares 2021 Municipal Bond ETF (BSML) Actual	1,000.00	1,002.60		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2022 Municipal Bond ETF (BSMM) Actual	1,000.00	1,004.00		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

250

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN) Actual	$1,000.00	$1,005.20		0.18%	$0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2024 Municipal Bond ETF (BSMO) Actual	1,000.00	1,007.00		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2025 Municipal Bond ETF (BSMP) Actual	1,000.00	1,004.00		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ) Actual	1,000.00	1,008.40		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2027 Municipal Bond ETF (BSMR) Actual	1,000.00	1,004.90		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2028 Municipal Bond ETF (BSMS) Actual	1,000.00	1,004.50		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2029 Municipal Bond ETF (BSMT) Actual	1,000.00	999.80		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2030 Municipal Bond ETF (BSMU) Actual	1,000.00	998.40	(2)	0.18	0.82	(3)

Hypothetical (5% return before expenses)	1,000.00	1,023.90	(2)	0.18	0.90	(3)

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE) Actual	1,000.00	1,008.60		0.29	1.44

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE) Actual	1,000.00	1,018.50		0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE) Actual	1,000.00	1,024.60		0.29	1.46

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE) Actual	1,000.00	1,027.60		0.29	1.46

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period September 14, 2020 (commencement of investment operations) through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 14, 2020 (commencement of investment operations) to February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 168/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

251

Approval of Investment Advisory Contracts

Invesco BulletShares 2029 Corporate Bond ETF	Invesco BulletShares 2029 Municipal Bond ETF
Invesco BulletShares 2027 High Yield Corporate Bond ETF	Invesco BulletShares 2030 Municipal Bond ETF
Invesco BulletShares 2025 USD Emerging Markets Debt ETF

At a meeting held on June 20, 2019, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2027 High Yield Corporate Bond ETF, Invesco BulletShares 2025 USD Emerging Markets Debt ETF, Invesco BulletShares 2029 Municipal Bond ETF and Invesco BulletShares 2030 Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only one open-end (non-ETF) index peer fund for the Invesco BulletShares 2027 High Yield Corporate Bond ETF and Invesco BulletShares 2025 USD Emerging Markets Debt ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser included two Adviser-identified selected peers for Invesco BulletShares 2029 Municipal Bond ETF and Invesco BulletShares 2030 Municipal Bond ETF and three Adviser-identified selected peers for Invesco BulletShares 2027 High Yield Corporate Bond ETF.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco BulletShares 2029 Corporate Bond ETF	Lower than median (23)	Higher than median (3)	Lower than median (57)	Same as median (6)

252

Approval of Investment Advisory Contracts–(continued)

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco BulletShares 2027 High Yield Corporate Bond ETF	Higher than median (17)	Lower than median (1)	Lower than median (104)	Lower than median (3)

Invesco BulletShares 2025 USD Emerging Markets Debt ETF	Lower than median (8)	Lower than median (1)	Lower than median (66)	Lower than median (5)

Invesco BulletShares 2029 Municipal Bond ETF	Same as median (4)	N/A	Lower than median (63)	Lower than median (2)

Invesco BulletShares 2030 Municipal Bond ETF	Same as median (4)	N/A	Lower than median (63)	Lower than median (2)

1	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2019 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee by the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

253

Approval of Investment Advisory Contracts for

Invesco BulletShares 2030 Corporate Bond ETF	Invesco BulletShares 2028 High Yield Corporate Bond ETF

At a meeting held on June 25, 2020, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2030 Corporate Bond ETF and Invesco BulletShares 2028 High Yield Corporate Bond ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that each of the Funds’ portfolio managers also manages other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Funds’ portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds.

The Trustees noted that the fee data provided by the Adviser included three open-end (non-ETF) index peer funds for Invesco BulletShares 2030 Corporate Bond ETF and one open-end (non-ETF) index peer fund for the Invesco BulletShares 2028 High Yield Corporate Bond ETF. The Trustees also considered fee and expense data on Adviser-identified select peers. The Trustees noted that the fee data provided by the Adviser included six Adviser-identified select peers for Invesco BulletShares 2030 Corporate Bond ETF and three Adviser-identified select peers for Invesco BulletShares 2028 High Yield Corporate Bond ETF.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco BulletShares 2030 Corporate Bond ETF	Same as median (27)	Higher than median (3)	Lower than median (57)	Same as median (6)

Invesco BulletShares 2028 High Yield Corportate Bond ETF	Higher than median (19)	Lower than median (1)	Lower than median (114)	Lower than median (3)

254

Approval of Investment Advisory Contracts–(continued)

Based on all the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services, including the licensing fees payable by the Adviser to Invesco Indexing LLC.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationships with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including advisory fees for money market cash management vehicles. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee. The Board concluded that the advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

255

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2021
DEF	Invesco Defensive Equity ETF
ISDX	Invesco RAFITM Strategic Developed ex-US ETF
ISEM	Invesco RAFITM Strategic Emerging Markets ETF
IUS	Invesco RAFITM Strategic US ETF
IUSS	Invesco RAFITM Strategic US Small Company ETF

2

Invesco Defensive Equity ETF (DEF)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%

Communication Services-9.21%
Activision Blizzard, Inc.	29,545	$2,824,798
Alphabet, Inc., Class C(b)	1,371	2,792,535
AT&T, Inc.	77,549	2,162,842
Charter Communications, Inc., Class A(b)	3,788	2,323,635
Comcast Corp., Class A	47,835	2,521,861
Electronic Arts, Inc.	18,327	2,455,268
T-Mobile US, Inc.(b)	18,607	2,232,282
Verizon Communications, Inc.	39,698	2,195,299
Walt Disney Co. (The)(b)	15,805	2,987,777

		22,496,297

Consumer Discretionary-8.11%
Amazon.com, Inc.(b)	788	2,437,229
Dollar General Corp.	11,721	2,215,152
Garmin Ltd.	20,431	2,533,853
McDonald’s Corp.	11,739	2,419,877
NIKE,Inc.,Class B	17,651	2,379,002
Target Corp.	14,019	2,571,645
Tractor Supply Co.	18,069	2,872,248
Yum! Brands, Inc.	22,897	2,370,526

		19,799,532

Consumer Staples-10.18%
Clorox Co. (The)	12,166	2,202,654
Colgate-Palmolive Co.	28,791	2,165,083
Conagra Brands, Inc.	68,321	2,318,132
Costco Wholesale Corp.	6,525	2,159,775
General Mills, Inc.	41,129	2,262,506
Kroger Co. (The)	78,177	2,518,081
McCormick & Co., Inc.	26,202	2,208,305
Mondelez International, Inc., Class A	42,272	2,247,180
Monster Beverage Corp.(b)	27,753	2,435,048
Procter & Gamble Co. (The)	17,891	2,210,075
Walmart, Inc.	16,454	2,137,704

		24,864,543

Financials-5.18%
Aon PLC, Class A.	11,783	2,683,107
Intercontinental Exchange, Inc.	22,152	2,443,587
Nasdaq, Inc.	19,431	2,687,113
Progressive Corp. (The)	26,063	2,240,115
Willis Towers Watson PLC	11,752	2,592,961

		12,646,883

Health Care-19.22%
Abbott Laboratories	22,953	2,749,310
AbbVie, Inc.	22,454	2,419,194
AmerisourceBergen Corp.	24,133	2,442,742
Amgen, Inc.	10,617	2,387,976
Bio-Rad Laboratories, Inc., Class A(b)	4,519	2,641,356
Bristol-Myers Squibb Co.	40,211	2,466,141
Danaher Corp.	10,948	2,404,947
Eli Lilly and Co.	15,501	3,176,000
IDEXX Laboratories, Inc.(b)	5,446	2,832,846
Incyte Corp.(b)	30,142	2,370,970
Intuitive Surgical, Inc.(b)	3,249	2,393,863
Johnson & Johnson	15,933	2,524,743
McKesson Corp.	13,660	2,315,643

	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	29,233	$2,122,900
PerkinElmer, Inc.	16,956	2,137,982
Quest Diagnostics, Inc.	19,643	2,270,534
STERIS PLC	12,956	2,264,709
Thermo Fisher Scientific, Inc.	5,306	2,388,124
West Pharmaceutical Services, Inc.	9,344	2,622,394

		46,932,374

Industrials-11.96%
Cummins, Inc.	10,925	2,766,210
Expeditors International of Washington, Inc.	26,917	2,472,057
General Dynamics Corp.	15,893	2,598,029
Jacobs Engineering Group, Inc.	22,236	2,558,919
L3Harris Technologies, Inc.	12,953	2,356,280
Lockheed Martin Corp.	6,752	2,229,848
Masco Corp.	45,139	2,402,297
Northrop Grumman Corp.	8,033	2,342,905
PACCAR, Inc.	27,924	2,540,805
Rollins, Inc.	67,076	2,224,911
Union Pacific Corp.	11,852	2,441,038
United Parcel Service, Inc., Class B	14,424	2,276,540

		29,209,839

Information Technology-25.47%
Accenture PLC, Class A	9,893	2,482,154
Akamai Technologies, Inc.(b)	23,368	2,208,276
Amphenol Corp., Class A	18,352	2,306,479
ANSYS, Inc.(b)	7,297	2,488,204
Automatic Data Processing, Inc.	14,038	2,442,893
Broadridge Financial Solutions, Inc.	16,450	2,343,960
Cisco Systems, Inc.	54,599	2,449,857
Citrix Systems, Inc.	18,507	2,472,165
Fidelity National Information Services, Inc.	16,512	2,278,656
Fiserv, Inc.(b)	21,300	2,457,381
International Business Machines Corp.	19,321	2,297,847
IPG Photonics Corp.(b)	11,785	2,679,320
Jack Henry & Associates, Inc.	15,538	2,306,461
Juniper Networks, Inc.	111,838	2,603,589
Keysight Technologies, Inc.(b)	19,641	2,779,594
Microsoft Corp.	11,523	2,677,715
NortonLifeLock, Inc.	125,177	2,442,203
Oracle Corp.	40,844	2,634,846
Seagate Technology PLC	38,404	2,812,325
Synopsys, Inc.(b)	10,527	2,581,326
Texas Instruments, Inc.	15,056	2,593,697
Tyler Technologies, Inc.(b)	5,486	2,542,322
VeriSign, Inc.(b)	11,940	2,316,718
Visa, Inc., Class A	11,636	2,471,370
Western Union Co. (The)	109,509	2,542,799

		62,212,157

Materials-2.83%
Ball Corp.	26,132	2,231,412
Linde PLC (United Kingdom)	9,715	2,373,083
Sherwin-Williams Co. (The)	3,386	2,303,631

		6,908,126

Real Estate-3.97%
American Tower Corp.	11,123	2,404,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Defensive Equity ETF (DEF)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Crown Castle International Corp.	15,403	$2,399,017
Digital Realty Trust, Inc.	18,877	2,543,298
Equinix, Inc.	3,608	2,339,211

		9,685,540

Utilities-3.74%
American Water Works Co., Inc.	16,500	2,341,020
Atmos Energy Corp.	24,962	2,112,035
Dominion Energy, Inc.	32,834	2,243,219
NextEra Energy, Inc.	33,125	2,434,025

		9,130,299

Total Common Stocks & Other Equity Interests (Cost $223,767,201)		243,885,590

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $124,995)	124,995	$124,995

TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $223,892,196)		244,010,585
OTHER ASSETS LESS LIABILITIES-0.08%		194,572

NET ASSETS-100.00%		$244,205,157

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28,2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,729,948	$(4,604,953)	$-	$-	$124,995	$38

Invesco Premier U.S. Government Money Portfolio, Institutional Class	116,684	341,857	(458,541)	-	-	-	2

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,654,316	1,291,033	(2,945,349)	-	-	-	110	*

Invesco Private Prime Fund	551,445	1,759,712	(2,311,206)	(23)	72	-	283	*

Total	$2,322,445	$8,122,550	$(10,320,049)	$(23)	$72	$124,995	$433

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Defensive Equity ETF (DEF)—(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Information Technology	25.47

Health Care	19.22

Industrials	11.96

Consumer Staples	10.18

Communication Services	9.21

Consumer Discretionary	8.11

Financials	5.18

Real Estate	3.97

Utilities	3.74

Materials	2.83

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

February 28, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-6.68%
AGL Energy Ltd.	14,865	$107,835
Alumina Ltd.	41,000	51,422
Ampol Ltd.	7,621	145,026
Aristocrat Leisure Ltd.	2,717	63,862
Aurizon Holdings Ltd.	33,715	99,449
BHP Group Ltd.	85,337	3,245,917
BHP Group PLC	100,072	3,175,274
BlueScope Steel Ltd.	16,535	213,527
Boral Ltd.(a)	42,042	168,603
Brambles Ltd.	16,017	122,764
Coca-Cola Amatil Ltd.	8,244	85,462
Computershare Ltd.	5,254	53,978
Crown Resorts Ltd.	8,171	62,944
CSL Ltd.	963	195,775
Downer EDI Ltd.	25,677	102,378
Fortescue Metals Group Ltd.	17,042	318,105
Glencore PLC(a)	678,134	2,756,126
Incitec Pivot Ltd.(a)	49,885	102,732
Lendlease Corp. Ltd.	14,662	150,973
Metcash Ltd.(b)	41,721	108,852
Newcrest Mining Ltd.	6,062	115,641
OceanaGold Corp.(a)	30,561	44,417
Orica Ltd.	6,011	58,451
Origin Energy Ltd.	42,744	148,916
Qantas Airways Ltd.(a)	41,559	160,875
Ramsay Health Care Ltd.	1,913	97,749
Rio Tinto Ltd.	27,098	2,668,354
Rio Tinto PLC	26,233	2,269,168
Santos Ltd.	33,013	184,789
Sonic Healthcare Ltd.	3,973	97,598
South32 Ltd.	154,362	331,035
Tabcorp Holdings Ltd.	29,205	100,617
Telstra Corp. Ltd.	294,986	703,405
Treasury Wine Estates Ltd.	7,758	65,468
Wesfarmers Ltd.	22,659	863,798
Woolworths Group Ltd.	18,533	565,321

		19,806,606

Austria-0.31%
ANDRITZ AG	2,118	102,113
OMV AG	5,082	245,878
UNIQA Insurance Group AG	11,015	85,835
Verbund AG(b)	915	70,192
Vienna Insurance Group AG Wiener
Versicherung Gruppe	2,056	55,527
voestalpine AG(b)	7,225	287,997
Wienerberger AG	2,461	82,685

		930,227

Belgium-1.08%
Ackermans & van Haaren N.V	598	96,974
Anheuser-Busch InBev S.A./N.V	39,859	2,296,157
Bekaert S.A.	2,494	92,330
Etablissements Franz Colruyt N.V	732	44,105
Groupe Bruxelles Lambert S.A.	1,505	150,087
Proximus SADP	3,265	64,202
Solvay S.A., Class A	1,933	237,209

	Shares	Value
Belgium-(continued)
UCB S.A.	858	$85,856
Umicore S.A.	2,107	124,447

		3,191,367

Brazil-0.06%
Yara International ASA	3,944	190,788

Canada-15.03%
Aecon Group, Inc.	5,502	79,966
Agnico Eagle Mines Ltd.	2,704	151,732
Air Canada(a)	26,731	529,975
Alamos Gold, Inc., Class A	8,929	63,617
Alimentation Couche-Tard, Inc., Class B	39,332	1,188,348
AltaGas Ltd.	16,706	254,549
ARC Resources Ltd.	34,887	209,983
AutoCanada, Inc.	8,500	204,712
B2Gold Corp.	14,934	65,351
Barrick Gold Corp.	22,759	426,956
Baytex Energy Corp.(a)	389,859	378,773
BCE, Inc.(b)	14,714	632,609
BlackBerry Ltd.(a)	13,844	140,736
Boyd Group Services, Inc.	299	49,736
Brookfield Asset Management, Inc., Class A(b)	61,068	2,479,380
BRP, Inc.	4,722	342,960
CAE, Inc.	8,111	215,781
Cameco Corp.	5,803	91,537
Canadian National Railway Co.	13,941	1,529,656
Canadian Natural Resources Ltd.	86,995	2,385,147
Canadian Pacific Railway Ltd.	2,288	819,632
Canadian Solar, Inc.(a)	3,209	150,598
Canadian Tire Corp. Ltd., Class A	4,478	581,645
Canfor Corp.(a)	6,136	125,822
Capital Power Corp.	6,292	170,520
Cascades, Inc.	8,142	107,981
CCL Industries, Inc., Class B	4,275	226,345
Celestica, Inc.(a)	23,489	195,742
Cenovus Energy, Inc.	186,590	1,388,371
Centerra Gold, Inc.	6,386	62,296
CGI, Inc., Class A(a)	6,928	519,874
Chartwell Retirement Residences(b)	7,460	64,524
CI Financial Corp.	12,724	179,101
Cineplex, Inc.	4,711	51,427
Cogeco Communications, Inc.	768	69,805
Cogeco, Inc.	713	52,591
Constellation Software, Inc.	153	199,132
Crescent Point Energy Corp.	205,191	756,905
Dollarama, Inc.	3,582	137,027
Empire Co. Ltd., Class A	17,047	476,266
Enbridge, Inc.(b)	78,884	2,678,068
Enerflex Ltd.	13,757	94,973
Enerplus Corp.	42,704	207,786
Fairfax Financial Holdings Ltd.	2,469	1,011,022
Finning International, Inc.	10,981	288,056
George Weston Ltd.	6,045	446,308
Gibson Energy, Inc.	7,920	135,503
Gildan Activewear, Inc.	11,747	358,812
Great Canadian Gaming Corp.(a)	3,887	130,181
Hydro One Ltd.(c)	9,707	207,175
IAMGOLD Corp.(a)	19,674	58,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Canada-(continued)
IGM Financial, Inc.	3,630	$99,553
Imperial Oil Ltd.	25,244	556,126
Intact Financial Corp.	3,512	394,587
Inter Pipeline Ltd.	20,081	284,084
Keyera Corp.(b)	10,864	211,702
Kinross Gold Corp.	27,158	169,684
Kirkland Lake Gold Ltd.	2,880	94,681
Linamar Corp.	5,822	327,016
Loblaw Cos. Ltd.	9,251	448,155
Magna International, Inc.	34,503	2,921,308
Maple Leaf Foods, Inc.	3,043	63,408
Martinrea International, Inc.	14,106	165,796
MEG Energy Corp.(a)	49,441	256,578
Methanex Corp.	12,218	473,472
Metro, Inc.	7,481	312,595
New Gold, Inc.(a)	41,789	67,668
NFI Group, Inc.	6,252	145,189
North West Co., Inc. (The)	2,145	52,744
Nutrien Ltd.	43,709	2,371,541
Open Text Corp.	5,053	226,228
Pan American Silver Corp.	2,948	97,917
Parkland Corp.	9,313	297,486
Pembina Pipeline Corp.(b)	22,001	562,364
Precision Drilling Corp.(a)	5,557	129,049
Premium Brands Holdings Corp.	842	68,511
Quebecor, Inc., Class B	3,210	83,419
Restaurant Brands International, Inc.	5,185	312,615
Ritchie Bros. Auctioneers, Inc.	1,658	90,954
Rogers Communications, Inc., Class B	8,132	354,121
Russel Metals, Inc.	6,960	136,231
Saputo, Inc.	6,615	187,268
Secure Energy Services, Inc.	71,633	184,458
Seven Generations Energy Ltd., Class A(a)	115,202	764,373
Shaw Communications, Inc., Class B	7,728	135,209
Shopify, Inc., Class A(a)	81	105,487
SNC-Lavalin Group, Inc.	8,082	163,427
Spin Master Corp.(a)(c)	3,289	73,392
Stantec, Inc.	3,191	126,203
Stella-Jones, Inc.	2,165	78,682
Suncor Energy, Inc.	137,168	2,737,943
Superior Plus Corp.(b)	11,286	118,031
Teck Resources Ltd., Class B	82,420	1,725,221
TELUS Corp.	19,353	389,812
TFI International, Inc.	4,993	350,575
Thomson Reuters Corp.	6,296	550,527
Toromont Industries Ltd.	1,528	111,884
TransAlta Corp.	19,213	168,759
Transcontinental, Inc., Class A	10,375	179,227
Vermilion Energy, Inc.	31,650	199,250
West Fraser Timber Co. Ltd.	3,831	263,268
Whitecap Resources, Inc.(b)	98,547	442,917
WSP Global, Inc.	2,859	248,909
Yamana Gold, Inc.	24,595	98,302

		44,551,485

Chile-0.16%
Antofagasta PLC(b)	4,870	121,366
Lundin Mining Corp.	31,431	361,730

		483,096

	Shares	Value
China-0.06%
Wilmar International Ltd.	41,380	$164,313

Colombia-0.11%
Millicom International Cellular S.A., SDR(a)	5,139	193,873
Parex Resources, Inc.(a)	9,012	144,790

		338,663

Denmark-1.21%
AP Moller - Maersk A/S, Class B(b)	460	994,148
Carlsberg A/S, Class B	1,586	251,119
Chr. Hansen Holding A/S(a)	436	37,634
Coloplast A/S, Class B	410	62,829
Dfds A/S(a)	1,649	80,051
DSV Panalpina A/S	641	118,443
H Lundbeck A/S	1,456	55,780
ISS A/S(a)	7,651	138,627
Novo Nordisk A/S, Class B	12,171	870,074
Novozymes A/S, Class B	1,559	96,906
Orsted A/S(c)	840	136,841
Pandora A/S	2,645	258,876
Rockwool International A/S, Class B	204	74,391
Vestas Wind Systems A/S	2,174	409,693

		3,585,412

Finland-0.90%
Elisa OYJ	851	50,976
Fortum OYJ	8,060	202,415
Huhtamaki OYJ	1,198	54,210
Kesko OYJ, Class B	6,662	170,137
Kone OYJ, Class B	2,338	187,526
Neste OYJ	3,068	202,806
Nokia OYJ(a)	101,275	405,661
Nokian Renkaat OYJ	2,537	90,288
Outokumpu OYJ(a)	21,292	104,514
Sampo OYJ, Class A	9,013	403,357
Stora Enso OYJ, Class R	16,629	329,509
UPM-Kymmene OYJ	9,335	358,054
Wartsila OYJ Abp	8,948	103,202

		2,662,655

France-8.42%
Accor S.A.(a)	4,217	176,899
Aeroports de Paris(a)(b)	566	72,274
Air France-KLM(a)(b)	11,197	75,810
Air Liquide S.A.	4,161	629,813
Airbus SE(a)	9,670	1,125,739
Alstom S.A.(a)	3,453	173,266
Arkema S.A.	1,419	157,598
Atos SE(a)	1,901	149,106
Bollore S.A.	29,194	140,538
Bouygues S.A.	10,085	410,814
Bureau Veritas S.A.(a)	2,505	68,078
Capgemini SE	2,625	424,246
Carrefour S.A.	33,872	593,890
Casino Guichard Perrachon S.A.(a)(b)	3,591	115,856
Cie de Saint-Gobain(a)	21,688	1,169,352
Cie Generale des Etablissements Michelin S.C.A	4,313	626,906
Criteo S.A., ADR(a)	7,551	259,679
Danone S.A.	6,091	417,423
Dassault Systemes SE	344	71,776
Eiffage S.A.(a)	2,447	252,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
France-(continued)
Electricite de France S.A.(a)	27,057	$325,397
Elior Group S.A.(c)	8,080	66,103
Elis S.A.(a)	5,377	93,592
Engie S.A.(a)	94,101	1,380,347
EssilorLuxottica S.A.	1,747	286,269
Faurecia SE(a)	3,305	171,737
Hermes International	70	78,441
Kering S.A.	417	265,681
Korian S.A.(a)	1,935	67,643
Legrand S.A.	2,088	182,275
L’Oreal S.A.	1,297	476,698
LVMH Moet Hennessy Louis Vuitton SE	1,515	965,427
Nexity S.A.	1,451	71,259
Orange S.A.	63,924	740,839
Orpea S.A.(a)	480	57,959
Pernod Ricard S.A.	1,495	285,532
Publicis Groupe S.A.	6,942	409,008
Rallye S.A.(a)(b)	13,628	115,792
Renault S.A.(a)	24,861	1,120,295
Rexel S.A.(a)	15,752	297,504
Rubis S.C.A	1,328	61,189
Safran S.A.(a)	4,378	601,813
Sanofi	13,907	1,279,529
Schneider Electric SE	6,655	992,363
SCOR SE(a)	8,215	274,013
SEB S.A.	365	65,880
Sodexo S.A.(a)	2,101	202,026
SPIE S.A.(a)	4,162	94,065
Suez S.A.	11,581	242,484
Teleperformance	292	103,883
Thales S.A.	1,551	147,672
TOTAL SE.	82,053	3,821,996
Ubisoft Entertainment S.A.(a)	584	47,905
Valeo S.A.	11,458	406,662
Veolia Environnement S.A.	16,999	461,156
Vinci S.A.	8,705	909,110
Vivendi S.A.	16,653	577,497
Wendel SE	897	103,107

		24,962,151

Germany-9.32%
adidas AG(a)	1,356	475,504
Aurubis AG	1,239	108,732
BASF SE	26,738	2,198,150
Bayer AG	16,582	1,008,777
Bayerische Motoren Werke AG	13,907	1,206,943
Beiersdorf AG	509	50,600
Brenntag SE	2,315	180,567
CECONOMY AG(a)	45,157	283,376
Continental AG(a)	4,270	616,250
Covestro AG(c)	7,096	516,443
Daimler AG	49,020	3,941,909
Deutsche Lufthansa AG(a)(b)	25,837	385,270
Deutsche Post AG	12,114	603,745
Deutsche Telekom AG	71,723	1,308,473
E.ON SE	37,543	385,064
Evonik Industries AG	11,533	390,426
Freenet AG	3,421	72,854
Fresenius Medical Care AG& Co. KGaA	2,433	169,394
Fresenius SE & Co. KGaA	9,798	421,482

	Shares	Value
Germany-(continued)
FUCHS PETROLUB SE, Preference Shares	1,273	$70,058
GEA Group AG	2,808	97,547
Hannover Rueck SE	1,069	182,047
HeidelbergCement AG	5,717	454,385
Henkel AG& Co. KGaA, Preference Shares	4,779	473,225
HOCHTIEF AG	1,002	89,818
HUGO BOSS AG	1,967	74,826
Infineon Technologies AG	9,399	410,706
Jungheinrich AG, Preference Shares	2,391	103,608
K+S AG	15,377	172,424
KION Group AG	1,033	87,695
Knorr-Bremse AG	465	59,569
LANXESS AG	1,891	140,748
Leoni AG(a)	5,693	77,809
Merck KGaA	2,800	457,287
METRO AG	12,018	133,184
MTU Aero Engines AG	545	130,320
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,271	1,259,747
OSRAM Licht AG(a)	1,238	77,058
ProSiebenSat.1 Media SE(a)	7,762	159,977
Rheinmetall AG	984	98,680
Salzgitter AG(a)	5,306	159,336
SAP SE	5,168	640,214
Schaeffler AG, Preference Shares	7,074	60,792
Siemens AG	13,918	2,162,053
Siemens Energy AG(a)	6,792	257,629
Symrise AG	493	57,878
Telefonica Deutschland Holding AG	23,354	62,647
thyssenkrupp AG(a)	47,561	643,973
TUI AG(b)	65,876	397,693
Uniper SE	10,771	379,142
United Internet AG	1,267	56,102
Volkswagen AG, Preference Shares	17,198	3,611,783

		27,623,919

Hong Kong-1.24%
AIA Group Ltd.	134,705	1,685,256
CK Hutchison Holdings Ltd.	85,910	648,975
CLP Holdings Ltd.	22,417	218,612
HKT Trust & HKT Ltd.	42,797	58,149
Hong Kong & China Gas Co. Ltd. (The)	56,598	85,364
Melco Resorts & Entertainment Ltd., ADR	12,999	281,558
MTR Corp. Ltd.	16,129	96,786
NWS Holdings Ltd.	44,967	50,837
Pacific Century Premium Developments Ltd.(a)	9,924	1,062
Pacific Century Premium Developments Ltd., Rts., expiring 03/17/2021(a)	4,962	6
PCCW Ltd.	86,932	49,868
Swire Pacific Ltd., Class A	20,510	150,308
Techtronic Industries Co. Ltd.	7,346	112,122
WH Group Ltd.(c)	163,577	146,764
Yue Yuen Industrial Holdings Ltd.	40,223	85,762

		3,671,429

Indonesia-0.05%
First Pacific Co. Ltd.	290,181	95,015
Golden Agri-Resources Ltd.	393,523	56,822

		151,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Ireland-0.59%
CRH PLC	15,122	$657,112
Flutter Entertainment PLC(a)	629	121,534
ICON PLC(a)	695	125,573
Kerry Group PLC, Class A	771	93,537
Kingspan Group PLC(a)	820	59,968
Ryanair Holdings PLC, ADR(a)	4,623	497,065
Smurfit Kappa Group PLC	4,052	192,601

		1,747,390

Israel-0.33%
Check Point Software Technologies Ltd.(a)	2,612	287,947
Nice Ltd., ADR(a)	516	118,443
Teva Pharmaceutical Industries Ltd., ADR(a)	46,805	503,622
Tower Semiconductor Ltd.(a)	2,778	81,645

		991,657

Italy-1.41%
A2A S.p.A	37,774	63,938
Atlantia S.p.A.(a)	12,169	229,316
Enel S.p.A.	164,055	1,561,976
Eni S.p.A.	112,435	1,294,043
Ferrari N.V.	343	67,238
Hera S.p.A.	13,694	49,101
Leonardo S.p.A.	15,804	127,183
Pirelli & C S.p.A.(a)(b)(c)	10,596	61,413
Prysmian S.p.A.	4,486	145,330
Saipem S.p.A.(b)	25,356	71,341
Saras S.p.A.(a)(b)	51,142	40,070
Societa Cattolica di Assicurazioni SC(a)(b)	15,965	88,055
Telecom Italia S.p.A.	814,743	388,553

		4,187,557

Japan-19.21%
Aeon Co. Ltd.	22,146	665,793
AGC, Inc.	7,256	265,613
Air Water, Inc.	3,652	60,055
Aisin Seiki Co. Ltd.	6,183	210,375
Ajinomoto Co., Inc.	6,548	130,235
Alfresa Holdings Corp.	6,550	126,278
Alps Alpine Co. Ltd.	6,999	92,102
Amada Co. Ltd.	6,648	80,557
ANA Holdings, Inc.(a)	3,749	89,872
Asahi Group Holdings Ltd.	5,210	225,535
Asahi Kasei Corp.	32,556	350,189
Astellas Pharma, Inc.	22,010	345,830
Bandai Namco Holdings, Inc.	1,464	111,951
Bridgestone Corp.	15,047	587,672
Brother Industries Ltd.	4,047	79,504
Canon, Inc.	21,568	464,095
Central Japan Railway Co.	1,922	314,079
Chubu Electric Power Co., Inc.	21,612	265,231
Chugai Pharmaceutical Co. Ltd.	1,172	52,396
Chugoku Electric Power Co., Inc. (The)	7,893	94,162
Coca-Cola Bottlers Japan Holdings, Inc.	2,998	51,496
COMSYS Holdings Corp.	1,398	42,187
Cosmo Energy Holdings Co. Ltd.	5,813	139,241
Dai Nippon Printing Co. Ltd.	6,363	114,312
Daicel Corp.	7,042	51,556
Daiichi Sankyo Co. Ltd.	6,746	190,590
Daikin Industries Ltd.	1,811	352,205
Daito Trust Construction Co. Ltd.	1,523	168,825

	Shares	Value
Japan-(continued)
Daiwa House Industry Co. Ltd.	14,662	$413,272
Denka Co. Ltd.	1,826	68,556
Denso Corp.	10,836	649,712
Dentsu Group, Inc.	5,804	199,931
DIC Corp.	2,161	52,920
Dowa Holdings Co. Ltd.	1,398	55,046
East Japan Railway Co.	6,105	450,225
Ebara Corp.	2,562	95,949
EDION Corp.	4,608	46,106
Eisai Co. Ltd.	1,616	111,015
Electric Power Development Co. Ltd.	5,606	91,346
ENEOS Holdings, Inc.	195,173	856,790
FANUC Corp.	1,495	369,610
Fast Retailing Co. Ltd.	248	244,415
Fuji Electric Co. Ltd.	2,530	104,962
FUJIFILM Holdings Corp.	5,291	301,449
Fujikura Ltd.(a)	15,477	74,523
Fujitsu Ltd.	3,229	465,529
Furukawa Electric Co. Ltd.	3,381	88,254
H2O Retailing Corp.	6,070	49,681
Hakuhodo DY Holdings, Inc.	6,997	115,194
Hankyu Hanshin Holdings, Inc.	3,345	110,987
Hanwa Co. Ltd.	4,906	127,646
Haseko Corp.	6,480	80,164
Hino Motors Ltd.	11,098	104,167
Hirose Electric Co. Ltd.	328	47,842
Hitachi Construction Machinery Co. Ltd.	1,891	58,129
Hitachi Ltd.	29,008	1,327,605
Hitachi Metals Ltd.	5,292	83,895
Hokkaido Electric Power Co., Inc.	16,969	71,195
Hokuriku Electric Power Co.	8,755	54,236
Honda Motor Co. Ltd.	55,574	1,518,713
Hoya Corp.	1,782	202,386
Idemitsu Kosan Co. Ltd.	8,823	230,554
IHI Corp.	8,048	147,907
Iida Group Holdings Co. Ltd.	3,591	81,298
INPEX Corp.	34,418	253,273
Isetan Mitsukoshi Holdings Ltd.	14,708	107,266
Isuzu Motors Ltd.	17,339	181,299
ITOCHU Corp.	29,339	872,404
J Front Retailing Co. Ltd.	7,556	72,127
Japan Airlines Co. Ltd.(a)	4,691	111,397
Japan Display, Inc.(a)	104,255	45,992
Japan Tobacco, Inc.	16,798	303,512
JFE Holdings, Inc.(a)	43,643	457,977
JGC Holdings Corp.	5,050	64,796
JSR Corp.	3,160	94,171
JTEKT Corp.	10,003	104,875
Kajima Corp.	12,376	157,749
Kamigumi Co. Ltd.	2,154	40,274
Kaneka Corp.	1,675	64,931
Kanematsu Corp.	3,652	46,447
Kansai Electric Power Co., Inc. (The)	30,750	306,663
Kao Corp.	2,621	175,750
Kawasaki Heavy Industries Ltd.(a)	7,357	164,901
Kawasaki Kisen Kaisha Ltd.(a)	4,768	89,730
KDDI Corp.	12,318	380,385
Keio Corp.	782	58,353
Keyence Corp.	333	158,030
Kikkoman Corp.(b)	823	54,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Kintetsu Group Holdings Co. Ltd.	1,892	$79,026
Kirin Holdings Co. Ltd.	10,469	205,223
Kobe Steel Ltd.(a)	36,709	226,029
Koito Manufacturing Co. Ltd.	1,468	97,830
Komatsu Ltd.	15,654	468,709
Konami Holdings Corp.	1,284	82,314
Konica Minolta, Inc.(b)	25,468	128,846
K’s Holdings Corp.	4,289	57,528
Kubota Corp.	15,004	339,048
Kuraray Co. Ltd.	7,981	89,294
Kyocera Corp.	4,936	317,731
Kyushu Electric Power Co., Inc.	21,923	188,282
Kyushu Railway Co.	2,161	56,226
Lawson, Inc.(b)	973	45,435
Lixil Corp.	10,979	307,812
Makita Corp.	1,926	81,982
Marubeni Corp.	112,630	836,955
Maruha Nichiro Corp., Class C	1,915	44,289
Mazda Motor Corp.	40,065	315,511
Medipal Holdings Corp.	7,787	154,220
MEIJI Holdings Co. Ltd.	1,398	88,704
MINEBEA MITSUMI, Inc.	4,571	112,194
Mitsubishi Chemical Holdings Corp.	55,845	387,780
Mitsubishi Corp.	43,872	1,236,602
Mitsubishi Electric Corp.	34,559	508,783
Mitsubishi Estate Co. Ltd.	11,185	192,961
Mitsubishi Gas Chemical Co., Inc.	4,314	100,379
Mitsubishi Heavy Industries Ltd.	15,636	450,265
Mitsubishi Materials Corp.	5,524	129,778
Mitsubishi Motors Corp.(a)	28,123	79,718
Mitsui & Co. Ltd.	47,832	1,016,217
Mitsui Chemicals, Inc.	6,478	199,435
Mitsui E&S Holdings Co. Ltd.(a)	8,164	35,096
Mitsui Fudosan Co. Ltd.	12,250	275,953
Mitsui Mining & Smelting Co. Ltd.	2,412	83,992
Mitsui OSK Lines Ltd.	6,569	207,478
MS&AD Insurance Group Holdings, Inc.	17,553	494,265
Murata Manufacturing Co. Ltd.	3,764	320,827
Nagase & Co. Ltd.	3,850	60,131
Nagoya Railroad Co. Ltd.	2,186	55,481
NEC Corp.	4,927	268,224
NGK Insulators Ltd.	4,567	80,589
NGK Spark Plug Co. Ltd.	3,450	58,353
NH Foods Ltd.	2,254	94,886
NHK Spring Co. Ltd.	7,881	58,882
Nidec Corp.	2,354	298,724
Nikon Corp.	9,589	85,054
Nintendo Co. Ltd.	428	260,118
Nippon Electric Glass Co. Ltd.	3,277	74,158
Nippon Express Co. Ltd.	1,181	87,793
Nippon Light Metal Holdings Co. Ltd.	2,570	50,657
Nippon Paper Industries Co. Ltd.	5,554	72,566
Nippon Sheet Glass Co. Ltd.(a)	12,189	61,666
Nippon Steel Corp.(a)	64,388	947,327
Nippon Steel Trading Corp.	1,604	56,157
Nippon Suisan Kaisha Ltd.	9,544	45,418
Nippon Telegraph & Telephone Corp.	35,843	927,867
Nippon Yusen KK	9,764	279,980
Nissan Motor Co. Ltd.(a)	199,591	1,076,637
Nisshin Seifun Group, Inc.	2,796	44,955

	Shares	Value
Japan-(continued)
Nisshinbo Holdings, Inc.	5,834	$43,369
Nissin Foods Holdings Co. Ltd.	542	40,953
Nitori Holdings Co. Ltd.	418	77,978
Nitto Denko Corp.	2,836	241,968
NOK Corp.	3,345	45,682
Nomura Real Estate Holdings, Inc.	2,825	63,612
Nomura Research Institute Ltd.	2,843	88,327
NSK Ltd.	12,101	118,466
NTN Corp.(a)	22,703	66,059
NTT Data Corp.	9,893	150,893
Obayashi Corp.	18,061	154,775
Odakyu Electric Railway Co. Ltd.	2,380	69,586
Oji Holdings Corp.	24,211	152,483
Olympus Corp.	5,664	118,554
Omron Corp.	1,578	127,081
Ono Pharmaceutical Co. Ltd.	2,289	61,533
Oriental Land Co. Ltd.	473	79,203
Osaka Gas Co. Ltd.	7,796	139,470
Otsuka Holdings Co. Ltd.	4,422	175,319
Pan Pacific International Holdings Corp.	2,568	60,139
Panasonic Corp.	71,835	920,694
Persol Holdings Co. Ltd.	3,761	74,380
Recruit Holdings Co. Ltd.	6,145	304,597
Renesas Electronics Corp.(a)	10,169	111,578
Ricoh Co. Ltd.	24,376	210,951
Rohm Co. Ltd.	1,368	134,437
Santen Pharmaceutical Co. Ltd.	2,423	33,250
Secom Co. Ltd.	1,895	164,101
Seibu Holdings, Inc.	4,412	53,007
Seiko Epson Corp.	8,705	142,496
Seino Holdings Co. Ltd.	4,201	58,752
Sekisui Chemical Co. Ltd.	8,181	145,513
Sekisui House Ltd.	12,972	243,149
Seven & i Holdings Co. Ltd.(b)	15,964	604,906
Sharp Corp.(b)	5,263	99,441
Shikoku Electric Power Co., Inc.	7,304	50,937
Shimano, Inc.	356	79,560
Shimizu Corp.	14,708	111,131
Shin-Etsu Chemical Co. Ltd.	2,796	455,328
Shionogi & Co. Ltd.	2,040	103,647
Shiseido Co. Ltd.	1,576	117,054
Showa Denko K.K.	3,505	85,339
SMC Corp.	314	185,382
Softbank Corp.	30,117	407,346
Sojitz Corp.	60,047	157,811
Sompo Holdings, Inc.	10,591	405,587
Sony Corp.	14,780	1,542,647
Stanley Electric Co. Ltd.	2,119	62,751
Subaru Corp.	16,144	301,317
SUMCO Corp.	3,226	73,580
Sumitomo Chemical Co. Ltd.	65,386	316,067
Sumitomo Corp.	41,962	606,744
Sumitomo Electric Industries Ltd.	28,354	411,577
Sumitomo Forestry Co. Ltd.	4,875	87,397
Sumitomo Heavy Industries Ltd.	3,324	91,259
Sumitomo Metal Mining Co. Ltd.	4,201	202,755
Sumitomo Realty & Development Co. Ltd.	3,502	120,634
Sumitomo Rubber Industries Ltd.	6,667	74,154
Suntory Beverage & Food Ltd.	1,668	57,066
Suzuken Co. Ltd.	2,596	98,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Suzuki Motor Corp.	8,708	$375,897
Sysmex Corp.	543	56,497
Taiheiyo Cement Corp.	4,564	113,607
Taisei Corp.	4,415	155,607
Taisho Pharmaceutical Holdings Co. Ltd.	780	47,807
Takashimaya Co. Ltd.(b)	7,401	75,163
Takeda Pharmaceutical Co. Ltd.	14,092	473,790
TDK Corp.	1,830	261,772
Teijin Ltd.	5,404	92,823
Terumo Corp.	2,917	108,176
THK Co. Ltd.	1,612	51,973
TIS, Inc.	1,926	40,024
Tobu Railway Co. Ltd.	2,308	65,640
Toho Gas Co. Ltd.	756	44,420
Toho Holdings Co. Ltd.	2,682	46,345
Tohoku Electric Power Co., Inc.	21,705	190,892
Tokio Marine Holdings, Inc.	16,631	819,999
Tokyo Electric Power Co. Holdings, Inc.(a)	158,863	509,960
Tokyo Electron Ltd.	1,070	437,380
Tokyo Gas Co. Ltd.	9,465	195,625
Tokyu Corp.	7,111	97,715
Tokyu Fudosan Holdings Corp.	14,539	90,886
Toppan Printing Co. Ltd.	8,374	131,419
Toray Industries, Inc.	42,332	276,783
Toshiba Corp.	12,628	397,662
Tosoh Corp.	6,120	112,014
TOTO Ltd.	1,498	90,127
Toyo Seikan Group Holdings Ltd.	8,181	102,282
Toyo Suisan Kaisha Ltd.	856	36,477
Toyota Industries Corp.	3,131	267,431
Toyota Motor Corp.	47,520	3,511,592
Toyota Tsusho Corp.	11,108	465,005
Trend Micro, Inc.	756	36,331
Ube Industries Ltd.	3,966	79,588
Unicharm Corp.	1,724	68,222
West Japan Railway Co.	3,188	194,919
Yakult Honsha Co. Ltd.	756	37,396
Yamada Holdings Co. Ltd.	20,623	98,527
Yamaha Corp.	1,070	59,556
Yamaha Motor Co. Ltd.	8,923	194,222
Yamato Holdings Co. Ltd.	2,745	72,193
Yamazaki Baking Co. Ltd.	2,568	43,218
Yaskawa Electric Corp.	1,294	64,615
Yokogawa Electric Corp.	3,167	59,927
Yokohama Rubber Co. Ltd. (The)	3,565	61,569
Z Holdings Corp.	38,845	236,446

		56,960,311

Luxembourg-0.42%
ArcelorMittal S.A.(a)	53,454	1,255,995

Macau-0.08%
Galaxy Entertainment Group Ltd.	14,460	132,160
Sands China Ltd.(a)	24,550	114,880

		247,040

Netherlands-2.49%
Akzo Nobel N.V.(b)	4,202	436,389
ASM International N.V.	454	123,218
ASML Holding N.V.	1,174	663,125
EXOR N.V	13,342	1,076,936

	Shares	Value
Netherlands-(continued)
Heineken Holding N.V.	2,158	$186,500
Heineken N.V.(b)	2,574	255,257
Koninklijke Ahold Delhaize N.V.	28,613	758,514
Koninklijke BAM Groep N.V.(a)	35,624	96,167
Koninklijke DSM N.V.	1,516	251,269
Koninklijke KPN N.V.	74,762	245,741
Koninklijke Philips N.V.(a)	10,093	550,739
NXP Semiconductors N.V.	11,452	2,090,562
Randstad N.V.(a)	4,024	270,299
Signify N.V.(a)(c)	5,322	232,877
Wolters Kluwer N.V.	1,777	141,667

		7,379,260

New Zealand-0.14%
Air New Zealand Ltd.(a)(b)	96,225	111,245
Contact Energy Ltd.	12,885	64,082
Fletcher Building Ltd.	33,178	155,839
Spark New Zealand Ltd.	21,562	71,961

		403,127

Norway-0.45%
Equinor ASA	30,607	580,189
Mowi ASA	5,037	122,474
Norsk Hydro ASA	60,371	336,485
Orkla ASA	9,711	90,051
Telenor ASA	12,767	207,768

		1,336,967

Peru-0.07%
Hudbay Minerals, Inc.	30,339	218,316

Portugal-0.11%
Galp Energia SGPS S.A.	13,595	153,201
Jeronimo Martins SGPS S.A.	4,903	76,474
Sonae SGPS S.A.	105,491	87,070

		316,745

Russia-0.25%
Evraz PLC.	19,013	151,784
VEON Ltd., ADR(a)	326,328	580,864

		732,648

Singapore-0.24%
ComfortDelGro Corp. Ltd.	52,813	63,946
Genting Singapore Ltd.	85,166	54,762
Jardine Cycle & Carriage Ltd.	3,773	59,701
Keppel Corp. Ltd.	22,850	87,296
Sembcorp Industries Ltd.	37,682	49,026
Singapore Airlines Ltd.(a)	33,990	127,300
Singapore Technologies Engineering Ltd.	17,379	49,143
Singapore Telecommunications Ltd.	122,791	217,010

		708,184

South Africa-0.41%
Anglo American PLC	31,085	1,204,927

South Korea-7.35%
CJ CheilJedang Corp.	269	97,328
CJ Corp.	1,600	132,016
Coway Co. Ltd.	785	45,207
DB Insurance Co. Ltd.	2,451	90,317
DL E&C Co. Ltd.(a)	618	61,057
DL Holdings Co. Ltd.	493	37,957
Doosan Co. Ltd.	1,581	65,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
South Korea-(continued)
Doosan Heavy Industries & Construction Co. Ltd.(a)	23,351	$220,312
E-MART, Inc.	1,015	152,679
GS Engineering & Construction Corp.	3,008	97,322
GS Holdings Corp.	2,563	88,969
Hankook Tire & Technology Co. Ltd.	3,352	142,165
Hanwha Corp.	13,983	365,288
Hanwha Solutions Corp.(a)	5,918	237,299
Hyundai Engineering & Construction Co. Ltd.	3,205	113,537
Hyundai Glovis Co. Ltd.	555	95,341
Hyundai Heavy Industries Holdings Co. Ltd.	526	126,643
Hyundai Marine & Fire Insurance Co. Ltd.	4,166	81,206
Hyundai Mobis Co. Ltd.	2,157	581,728
Hyundai Motor Co.	8,639	1,822,379
Hyundai Steel Co.	10,307	366,502
Kia Motors Corp.	14,271	1,008,560
Korea Electric Power Corp.(a)	24,398	492,955
Korea Gas Corp.(a)	3,263	92,503
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,606	160,100
Korea Zinc Co. Ltd.	141	50,640
Korean Air Lines Co. Ltd.(a)	7,016	175,790
KT Corp., ADR(a)	13,061	147,459
KT&G Corp.	1,784	124,332
LG Chem Ltd.	719	531,810
LG Corp.	1,881	157,210
LG Display Co. Ltd.(a)	27,742	558,050
LG Electronics, Inc.	6,487	845,879
LG Household & Health Care Ltd.	39	52,521
LG International Corp.	4,260	103,514
LG Uplus Corp.	6,711	70,485
Lotte Chemical Corp.	618	174,921
Lotte Shopping Co. Ltd.	1,071	112,963
NAVER Corp.	438	146,195
POSCO	4,745	1,188,890
Posco International Corp.	4,200	83,551
Samsung C&T Corp.	1,644	177,789
Samsung Electro-Mechanics Co. Ltd.	660	111,322
Samsung Electronics Co. Ltd.	94,284	6,923,391
Samsung Fire & Marine Insurance Co. Ltd.	922	141,972
Samsung Heavy Industries Co. Ltd.(a)	13,853	80,886
Samsung SDI Co. Ltd.	349	209,369
Samsung SDS Co. Ltd.	313	54,187
SK Holdings Co. Ltd.	2,563	598,832
SK Hynix, Inc.	8,477	1,067,642
SK Innovation Co. Ltd.(a)	3,194	740,576
SK Networks Co. Ltd.	10,582	52,368
SK Telecom Co. Ltd.	1,079	237,697
S-Oil Corp.(a)	1,228	92,906

		21,788,163

Spain-1.67%
Acciona S.A.	500	80,961
ACS Actividades de Construccion y Servicios S.A.	12,784	393,207
Aena SME S.A.(a)(c)	863	147,594
Amadeus IT Group S.A.(a)	4,220	294,529
Endesa S.A.	5,454	136,042
Ferrovial S.A.	4,108	102,917
Grifols S.A.(b)	2,275	57,492

	Shares	Value
Spain-(continued)
Iberdrola S.A.	85,021	$1,075,845
Industria de Diseno Textil S.A.	9,206	305,169
Mapfre S.A.	58,996	112,570
Naturgy Energy Group S.A.	8,940	224,732
Repsol S.A.	76,158	962,769
Telefonica S.A.	247,555	1,059,501

		4,953,328

Sweden-1.83%
Alfa Laval AB(a)	2,960	92,076
Assa Abloy AB, Class B	7,773	195,896
Atlas Copco AB, Class A	6,540	375,345
Boliden AB	5,400	215,033
Electrolux AB, Series B	7,665	181,996
Epiroc AB, Class A	5,716	121,940
Essity AB, Class B	5,635	170,256
Getinge AB, Class B	2,309	58,741
Hennes & Mauritz AB, Class B(a)(b)	17,375	411,617
Hexagon AB, Class B	1,799	150,686
Husqvarna AB, Class B	8,872	109,103
ICA Gruppen AB(b)	1,377	65,718
Lundin Energy AB	3,218	104,622
NCC AB, Class B	3,002	50,069
Sandvik AB(a)	11,036	297,837
Securitas AB, Class B	7,315	112,728
Skanska AB, Class B	8,459	206,236
SKF AB, Class B	7,319	200,486
SSAB AB, Class A(a)(b)	38,760	168,373
Svenska Cellulosa AB S.C.A., Class B(a)	10,039	173,589
Swedish Match AB	1,018	73,586
Tele2 AB, Class B	5,784	73,366
Telefonaktiebolaget LM Ericsson, Class B	38,489	482,940
Telia Co. AB	64,078	260,199
Trelleborg AB, Class B(a)	5,487	140,374
Volvo AB, Class B(a)	36,100	929,564

		5,422,376

Switzerland-4.66%
ABB Ltd.	25,572	737,811
Adecco Group AG	5,639	355,544
Aryzta AG(a)	186,739	160,893
Chocoladefabriken Lindt & Spruengli AG, PC	12	101,072
Cie Financiere Richemont S.A.	7,009	678,061
Clariant AG.	2,516	52,832
Coca-Cola HBC AG	2,879	90,082
DKSH Holding AG	834	62,598
Dufry AG(a)	2,727	187,242
Geberit AG	200	118,458
Georg Fischer AG	76	98,138
Givaudan S.A.	37	140,063
IWG PLC(a)	16,056	80,812
Kuehne + Nagel International AG	678	161,543
LafargeHolcim Ltd.(a)	12,229	677,573
Logitech International S.A., Class R	767	82,199
Lonza Group AG	223	141,343
Nestle S.A.	22,169	2,326,361
Novartis AG	22,175	1,915,236
Partners Group Holding AG	91	109,616
Roche Holding AG	4,540	1,494,193
Schindler Holding AG, PC	270	74,024
SGS S.A.	52	149,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Switzerland-(continued)
Sika AG	732	$194,219
Sonova Holding AG, Class A(a)	335	86,146
STMicroelectronics N.V	5,239	203,428
Swatch Group AG (The), BR	1,221	365,774
Swiss Re AG	10,895	1,028,243
Swisscom AG	321	161,865
Zurich Insurance Group AG	4,327	1,775,633

		13,810,058

United Kingdom-11.64%
Admiral Group PLC	1,772	76,503
Aggreko PLC	8,208	91,805
Ashtead Group PLC	3,041	164,963
Associated British Foods PLC(a)	5,931	196,358
AstraZeneca PLC	5,719	555,304
Babcock International Group PLC(a)(b)	18,641	67,683
BAE Systems PLC	48,869	330,619
Balfour Beatty PLC(a)	19,646	75,644
Barratt Developments PLC(a)	21,151	196,471
Beazley PLC(a)	10,239	49,502
Bellway PLC	1,955	76,751
Berkeley Group Holdings PLC	1,786	101,204
BP PLC	860,602	3,510,360
BT Group PLC(a)	454,454	785,003
Bunzl PLC	5,003	156,471
Burberry Group PLC(a)	5,435	137,954
Capita PLC(a)(b)	123,456	78,086
Centrica PLC(a)	754,549	556,584
CNH Industrial N.V.(a)	37,206	552,767
Coca-Cola European Partners PLC	7,072	360,318
Compass Group PLC(a)	24,472	497,818
Croda International PLC	731	63,038
DCC PLC	1,850	149,240
Diageo PLC	16,961	666,933
Direct Line Insurance Group PLC	37,420	167,728
Dixons Carphone PLC(a)	124,607	220,728
Drax Group PLC	23,301	124,510
DS Smith PLC(a)	22,332	124,078
easyJet PLC(a)	9,857	135,826
Entain PLC(a)	4,729	93,422
Experian PLC	5,077	161,341
Firstgroup PLC(a)	127,379	160,280
G4S PLC(a)	77,156	261,913
GlaxoSmithKline PLC	47,382	788,843
Hays PLC(a)	42,615	90,681
Hiscox Ltd.(a)	5,348	70,583
IMI PLC	3,932	71,960
Imperial Brands PLC	22,998	428,606
Inchcape PLC(a)	16,670	165,242
Informa PLC(a)	17,119	131,829
InterContinental Hotels Group PLC(a)	2,001	139,936
International Consolidated Airlines Group S.A.(a)	206,973	555,444
Intertek Group PLC	1,046	78,327
ITV PLC(a)	110,822	170,202
J Sainsbury PLC	110,908	350,747
John Wood Group PLC(a)	40,323	168,619
Johnson Matthey PLC	5,794	247,473
Kingfisher PLC(a)	107,528	398,989
Legal & General Group PLC	296,814	1,076,033

	Shares	Value
United Kingdom-(continued)
Man Group PLC	32,327	$67,749
Marks & Spencer Group PLC(a)	165,218	327,777
Meggitt PLC(a)	22,183	131,252
Melrose Industries PLC(a)	139,642	323,893
Micro Focus International PLC(a)	19,032	111,384
Mondi PLC	9,298	224,177
National Grid PLC	65,199	735,072
Next PLC(a)	2,463	260,330
Pearson PLC(b)	26,205	275,146
Pennon Group PLC	3,754	45,872
Persimmon PLC	4,975	180,149
Petrofac Ltd.(a)(b)	28,009	51,025
Phoenix Group Holdings PLC	10,424	103,474
Playtech PLC(a)	14,615	96,690
Reckitt Benckiser Group PLC	4,922	412,887
RELX PLC	14,466	342,307
Rentokil Initial PLC(a)	7,845	51,188
Rolls-Royce Holdings PLC(a)	209,619	315,635
Royal Dutch Shell PLC, Class A	361,649	7,305,223
Royal Mail PLC(a)	77,698	491,766
RSA Insurance Group PLC	23,497	221,877
Sage Group PLC (The)	6,976	54,481
Signature Aviation PLC(a)	22,161	123,747
Smith & Nephew PLC	6,493	125,774
Smiths Group PLC	5,036	103,078
SSE PLC	24,876	460,650
St James’s Place PLC(b)	10,230	167,912
Subsea 7 S.A.(a)	13,960	146,505
Tate & Lyle PLC	7,531	76,547
Taylor Wimpey PLC(a)	70,018	154,278
Tesco PLC	153,462	482,320
Travis Perkins PLC(a)	7,264	145,990
Unilever PLC	24,735	1,290,947
Vodafone Group PLC	1,186,556	2,024,220
Weir Group PLC (The)(a)	4,165	115,414
Whitbread PLC(a)(b)	4,938	234,385
WM Morrison Supermarkets PLC	88,798	212,108
WPP PLC	54,485	650,387

		34,524,335

United States-1.68%
Atlassian Corp. PLC, Class A(a)	360	85,572
Bausch Health Cos., Inc.(a)	18,029	570,349
Carnival PLC	51,769	1,140,320
Constellium SE(a)	15,263	202,082
Ferguson PLC	3,522	415,201
James Hardie Industries PLC, CDI	2,904	82,085
Primo Water Corp.	7,490	107,735
Samsonite International S.A.(a)(c)	58,396	113,670
Spotify Technology S.A.(a)	909	279,408
Stellantis N.V	114,479	1,866,717
Tenaris S.A.	12,029	126,239

		4,989,378

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $255,391,596)		295,491,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.14%
Invesco Private Government Fund, 0.01%(d)(e)(f)	4,876,284	$4,876,284
Invesco Private Prime Fund, 0.11%(d)(e)(f)	7,384,217	7,387,171

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,263,332)		12,263,455

TOTAL INVESTMENTS IN SECURITIES-103.80% (Cost $267,654,928)		307,755,165
OTHER ASSETS LESS LIABILITIES-(3.80)%		(11,273,889)

NET ASSETS-100.00%		$296,481,276

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

CDI-CREST Depository Interest

PC-Participation Certificate

Rts.-Rights

SDR-Swedish Depository Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at February 28, 2021.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $1,702,272, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,199,802	$(4,199,802)	$-	$-	$-	$25

Invesco Premier U.S. Government Money Portfolio, Institutional Class	202,131	397,850	(599,981)	-	-	-	3

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,545,303	24,098,217	(22,767,236)	-	-	4,876,284	492	*

Invesco Private Prime Fund	1,181,207	27,532,443	(21,327,353)	123	751	7,387,171	2,407	*

Total	$4,928,641	$56,228,312	$(48,894,372)	$123	$751	$12,263,455	$2,927

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)

February 28, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Industrials	17.37

Consumer Discretionary	17.28

Materials	15.58

Energy	12.39

Information Technology	7.96

Consumer Staples	7.64

Communication Services	5.90

Financials	5.66

Health Care	4.88

Utilities	4.41

Real Estate	0.59

Money Market Funds Plus Other Assets Less Liabilities	0.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

February 28, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Brazil-9.10%
Ambev S.A.	26,800	$67,420
B3 S.A. - Brasil, Bolsa, Balcao	3,900	37,999
Banco Bradesco S.A., Preference Shares	90,284	372,602
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	3,900	8,845
Banco Pan S.A., Preference Shares	10,100	25,173
BB Seguridade Participacoes S.A.	3,087	14,086
Braskem S.A., Class A, Preference Shares(a)	5,007	28,085
BRF S.A.(a)	7,407	28,761
CCR S.A.	6,426	12,972
Centrais Eletricas Brasileiras S.A.	4,578	26,623
Cia Brasileira de Distribuicao, ADR	7,673	114,865
Cia de Saneamento Basico do Estado de Sao Paulo	1,834	12,110
Cia de Saneamento do Parana, Preference Shares	9,400	6,679
Cia Energetica de Minas Gerais, Preference Shares	14,617	31,369
Cia Energetica de Sao Paulo, Class B, Preference Shares	1,500	7,342
Cia Paranaense de Energia, Class B, Preference Shares	1,600	16,818
Cia Siderurgica Nacional S.A.	6,518	38,443
Cogna Educacao(a)	19,843	13,316
Cosan Ltd., Class A	4,899	90,289
Cosan S.A.	973	14,212
EDP - Energias do Brasil S.A.	2,633	8,509
Embraer S.A.(a)	17,310	37,987
Equatorial Energia S.A.	3,265	11,776
Gerdau S.A., Preference Shares	18,209	84,526
IRB Brasil Resseguros S.A.	7,700	8,290
Lojas Americanas S.A., Preference Shares	1,586	7,089
Lojas Renner S.A.	1,401	9,216
Metalurgica Gerdau S.A., Preference Shares	32,400	67,323
Oi S.A.(a)	160,153	54,026
Pagseguro Digital Ltd., Class A(a)	475	27,578
Petrobras Distribuidora S.A.	9,700	34,671
Petroleo Brasileiro S.A., Preference Shares	116,561	465,152
Suzano S.A.(a)	1,300	17,068
TIM S.A.	4,637	10,650
Ultrapar Participacoes S.A.	12,207	42,318
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	13,497	39,331
Vale S.A.	19,067	323,380
Via Varejo S.A.(a)	4,900	10,436

		2,227,335

Chile-0.73%
Cencosud S.A.	14,001	27,444
Embotelladora Andina S.A., Class B, Preference Shares	3,192	8,639
Empresas CMPC S.A.	5,543	16,174
Empresas COPEC S.A.	2,921	32,964
Enel Americas S.A.	143,525	21,861
Enel Chile S.A.(a)	132,715	9,818

	Shares	Value
Chile-(continued)
Falabella S.A.	5,013	$20,789
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	775	41,581

		179,270

China-53.41%
51job, Inc., ADR(a)	158	10,365
AAC Technologies Holdings, Inc.	1,940	10,454
Agile Group Holdings Ltd.	6,727	9,504
Air China Ltd., H Shares	50,565	41,717
Alibaba Group Holding Ltd., ADR(a)	5,592	1,329,554
Aluminum Corp. of China Ltd., H Shares(a)	246,330	124,477
Angang Steel Co. Ltd., H Shares	178,445	83,272
Anhui Conch Cement Co. Ltd., H Shares	11,103	71,421
Autohome, Inc., ADR	186	21,211
BAIC Motor Corp. Ltd., H Shares(b)	114,071	40,880
Baidu, Inc., ADR(a)	1,777	503,708
BBMG Corp., H Shares	136,372	28,303
Beijing Enterprises Holdings Ltd.	4,486	15,527
Beijing Jingneng Clean Energy Co. Ltd., H Shares	58,000	16,075
Beijing North Star Co. Ltd., H Shares	30,000	5,956
BEST, Inc., ADR	3,522	7,713
Bilibili, Inc., ADR(a)	229	28,847
BYD Co. Ltd., H Shares	5,080	129,139
Cheetah Mobile, Inc., ADR	3,246	8,991
China Biologic Products Holdings, Inc.	77	9,205
China BlueChemical Ltd., H Shares	51,470	12,474
China Coal Energy Co. Ltd., H Shares	104,913	43,143
China Conch Venture Holdings Ltd.	2,024	9,002
China Eastern Airlines Corp. Ltd., H Shares	50,390	22,995
China Gas Holdings Ltd.	2,720	10,957
China Jinmao Holdings Group Ltd.	13,898	5,787
China Life Insurance Co. Ltd.	61,541	50,156
China Life Insurance Co. Ltd., H Shares	304,344	641,852
China Longyuan Power Group Corp. Ltd., H Shares	62,180	92,500
China Mengniu Dairy Co. Ltd.	5,913	32,319
China Molybdenum Co. Ltd., H Shares	76,943	59,512
China National Building Material Co. Ltd., H Shares	30,293	45,924
China Oilfield Services Ltd., H Shares	11,440	13,155
China Overseas Land & Investment Ltd.	11,850	30,002
China Pacific Insurance (Group) Co. Ltd., H Shares	93,073	427,730
China Petroleum & Chemical Corp., H Shares	2,048,398	1,132,813
China Power International Development Ltd.	46,244	9,896
China Railway Group Ltd., H Shares	336,287	177,738
China Railway Signal & Communication Corp. Ltd., H Shares(b)	33,915	14,034
China Reinsurance Group Corp., H Shares	542,711	60,166
China Resources Beer Holdings Co. Ltd.	2,164	16,319
China Resources Cement Holdings Ltd.	6,393	7,615
China Resources Gas Group Ltd.	1,537	7,678
China Resources Land Ltd.	7,947	37,751
China Resources Pharmaceutical Group Ltd.(b)	18,946	12,090
China Resources Power Holdings Co. Ltd.	19,457	22,649
China Shenhua Energy Co. Ltd., H Shares	172,822	328,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
China-(continued)
China Southern Airlines Co. Ltd., H Shares	56,978	$38,929
China Taiping Insurance Holdings Co. Ltd.	32,467	69,979
China Tower Corp. Ltd., H Shares(b)	512,536	76,642
China Yongda Automobiles Services Holdings Ltd.	7,500	10,925
CIFI Holdings Group Co. Ltd.	11,830	11,209
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	13,394	5,732
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	29,793	33,106
Country Garden Holdings Co. Ltd.(c)	36,755	45,723
CSPC Pharmaceutical Group Ltd.	9,168	9,573
Datang International Power Generation Co. Ltd., H Shares	156,350	22,775
Dongfeng Motor Group Co. Ltd., H Shares	85,965	79,124
ENN Energy Holdings Ltd.	1,526	23,390
Fanhua, Inc., ADR	377	4,954
FIH Mobile Ltd.(a)	64,346	9,705
FinVolution Group, ADR	7,020	39,452
Fosun International Ltd.	15,000	22,508
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	8,620	52,893
GCL-Poly Energy Holdings Ltd.(a)	321,930	118,275
GDS Holdings Ltd., ADR(a)(c)	121	12,361
Geely Automobile Holdings Ltd.	14,328	46,545
GOME Retail Holdings Ltd.(a)(c)	69,415	20,402
Great Wall Motor Co. Ltd., H Shares	76,550	222,525
Guangdong Investment Ltd.	5,236	9,369
Guangshen Railway Co. Ltd., H Shares	74,629	14,623
Guangzhou Automobile Group Co. Ltd., H Shares	45,719	42,434
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	6,456	16,512
Guangzhou R&F Properties Co. Ltd., H Shares	34,048	45,471
Hebei Construction Group Corp. Ltd., H Shares	13,000	5,396
Hengan International Group Co. Ltd.	1,331	9,214
Hisense Home Appliances Group Co. Ltd., H Shares	7,605	11,647
Hollysys Automation Technologies Ltd.	639	9,623
Huadian Power International Corp. Ltd., H Shares(c)	25,612	7,033
Huaneng Power International, Inc., H Shares	224,952	76,846
Huazhu Group Ltd., ADR	314	18,256
HUYA, Inc., ADR(a)	621	16,363
iQIYI, Inc., ADR(a)(c)	1,551	39,287
JD.com, Inc., ADR(a)	7,189	674,831
Jiangsu Expressway Co. Ltd., H Shares	19,757	22,947
Jiangxi Copper Co. Ltd., H Shares	51,217	124,257
JinkoSolar Holding Co. Ltd., ADR(a)	1,282	65,818
JOYY, Inc., ADR(c)	600	70,740
Kingboard Holdings Ltd.	6,339	29,254
Kunlun Energy Co. Ltd.	38,339	35,238
Legend Holdings Corp., H Shares(b)	27,105	40,462
Lenovo Group Ltd.	85,674	108,344
LexinFintech Holdings Ltd., ADR(a)	1,100	12,496
Longfor Group Holdings Ltd.(b)	3,872	22,960
Maanshan Iron & Steel Co. Ltd., H Shares	55,924	17,590
Meituan, B Shares(a)(b)	1,662	72,845
Metallurgical Corp. of China Ltd., H Shares	655,335	193,457
Momo, Inc., ADR	1,534	24,299
NetEase, Inc., ADR	1,064	116,880

	Shares	Value
China-(continued)
New China Life Insurance Co. Ltd., H Shares	25,439	$97,069
New Oriental Education & Technology Group, Inc., ADR(a)	238	42,274
People’s Insurance Co. Group of China Ltd. (The), H Shares	234,705	72,917
PetroChina Co. Ltd., H Shares	3,476,824	1,245,989
PICC Property & Casualty Co. Ltd., H Shares	169,051	127,921
Pinduoduo, Inc., ADR(a)	948	162,260
Ping An Insurance (Group) Co. of China Ltd., H Shares	58,534	719,097
Qingdao Port International Co. Ltd., H Shares(b)	19,035	10,772
Qudian, Inc., ADR(a)(c)	11,630	24,888
Red Star Macalline Group Corp. Ltd., H Shares(b)	31,572	19,658
Seazen Group Ltd.(a)	8,000	9,694
Shandong Chenming Paper Holdings Ltd., H Shares(c)	40,592	41,129
Shandong Gold Mining Co. Ltd., H Shares(b)	5,850	11,810
Shanghai Electric Group Co. Ltd., H Shares(a)	119,965	45,621
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(c)	4,413	20,821
Shanghai Jin Jiang Capital Co. Ltd., H Shares	59,797	12,102
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	19,685	36,085
Shenzhen Expressway Co. Ltd., H Shares	10,744	10,401
Shenzhen International Holdings Ltd.	4,000	6,621
Shenzhou International Group Holdings Ltd.	900	18,691
Shimao Group Holdings Ltd.	3,871	12,750
SINA Corp.(a)(c)	585	25,254
Sino Biopharmaceutical Ltd.	7,500	8,344
Sino-Ocean Group Holding Ltd.	63,500	13,998
Sinopec Engineering Group Co. Ltd., H Shares	18,248	9,739
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	123,271	30,193
Sinopharm Group Co. Ltd., H Shares	32,024	74,968
Sinotrans Ltd., H Shares	102,174	36,748
Sogou, Inc., ADR(a)	2,915	24,078
Sohu.com Ltd., ADR(a)	1,363	24,888
Sun Art Retail Group Ltd.	5,339	4,611
Sunac China Holdings Ltd.	6,652	28,469
Sunny Optical Technology Group Co. Ltd.	500	12,504
TAL Education Group, ADR(a)	427	33,110
Tencent Holdings Ltd.	3,007	256,806
Tencent Music Entertainment Group, ADR(a)	4,483	115,303
Tingyi Cayman Islands Holding Corp.	5,078	10,199
Trip.com Group Ltd., ADR(a)	3,785	149,318
Tsingtao Brewery Co. Ltd., H Shares	1,377	11,298
Vipshop Holdings Ltd., ADR(a)	3,120	116,438
Want Want China Holdings Ltd.	13,232	9,552
Weibo Corp., ADR(a)(c)	550	30,344
Weichai Power Co. Ltd., H Shares	31,554	92,335
WuXi AppTec Co. Ltd., H Shares(b)(c)	800	16,676
Xinyuan Real Estate Co. Ltd., ADR	6,076	16,891
Yangzijiang Shipbuilding Holdings Ltd.	16,311	13,125
Yanzhou Coal Mining Co. Ltd., H Shares	40,669	37,695
Yiren Digital Ltd., ADR(a)	1,817	8,849
Yum China Holdings, Inc.	1,587	94,966
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	1,142	0
Zijin Mining Group Co. Ltd., H Shares	125,067	185,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
China-(continued)
ZTE Corp., H Shares	9,486	$24,188
ZTO Express Cayman, Inc., ADR	1,517	51,184

		13,068,228

Colombia-0.37%
Grupo Argos S.A.	4,670	17,176
Grupo Aval Acciones y Valores S.A., Preference Shares	134,907	44,321
Grupo de Inversiones Suramericana S.A.	2,535	16,594
Interconexion Electrica S.A. ESP	1,756	11,557

		89,648

Czech Republic-0.10%
CEZ A.S.	1,026	25,168

Greece-0.49%
Hellenic Telecommunications Organization S.A.	694	10,732
Motor Oil Hellas Corinth Refineries S.A.	695	9,600
OPAP S.A.	854	11,548
Public Power Corp. S.A.(a)	4,293	46,376
Star Bulk Carriers Corp.	2,385	33,581
Tsakos Energy Navigation Ltd.	796	7,363

		119,200

Hong Kong-0.10%
Nine Dragons Paper Holdings Ltd.	9,511	15,350
Skyworth Group Ltd.(a)	28,000	8,807

		24,157

Hungary-0.19%
Gedeon Richter PLC	397	11,397
MOL Hungarian Oil & Gas PLC(a)	4,890	35,315

		46,712

India-4.65%
Dr. Reddy’s Laboratories Ltd., ADR	429	25,727
Infosys Ltd., ADR	21,904	374,997
Reliance Infrastructure Ltd., GDR(a)(b)	11,806	16,056
Tata Motors Ltd., ADR(a)	13,740	302,143
Tata Steel Ltd., GDR(b)(c)	11,446	108,279
Vedanta Ltd., ADR.	26,008	292,590
WNS (Holdings) Ltd., ADR(a)	244	18,229

		1,138,021

Indonesia-0.55%
PT Adaro Energy Tbk	131,200	10,872
PT Astra International Tbk	112,767	42,763
PT Indofood Sukses Makmur Tbk	20,871	8,867
PT Perusahaan Gas Negara Tbk	156,823	15,858
PT Telkom Indonesia (Persero) Tbk	165,260	40,503
PT United Tractors Tbk	10,006	15,845

		134,708

Malaysia-0.80%
Axiata Group Bhd	17,102	15,000
Genting Bhd	20,382	23,215
Genting Malaysia Bhd	17,200	12,281
IJM Corp. Bhd	20,600	7,991
Kuala Lumpur Kepong Bhd	1,500	8,709
Maxis Bhd	5,639	6,618
MISC Bhd	6,632	11,109
Petronas Chemicals Group Bhd	9,912	18,195
Petronas Gas Bhd	2,543	10,304

	Shares	Value
Malaysia-(continued)
Sime Darby Bhd	71,422	$40,056
Telekom Malaysia Bhd	7,574	11,490
Tenaga Nasional Bhd	12,398	30,937

		195,905

Mexico-4.19%
Alfa S.A.B. de C.V., Class A	55,500	30,231
Arca Continental S.A.B. de C.V	2,933	13,293
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander(a)	13,800	13,074
Cemex S.A.B. de C.V., ADR(a)	53,102	351,004
Coca-Cola FEMSA S.A.B. de C.V., ADR	2,057	86,826
El Puerto de Liverpool S.A.B. de C.V., Series C1	8,870	26,864
Fomento Economico Mexicano, S.A.B. de C.V., ADR	3,128	214,268
Grupo Bimbo S.A.B. de C.V., Series A	8,240	15,487
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	13,867	69,671
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	14,450	13,033
Grupo Mexico S.A.B. de C.V., Class B	14,100	66,978
Grupo Televisa S.A.B., ADR(a)	7,730	57,279
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	6,200	9,918
Orbia Advance Corp. S.A.B. de C.V	7,878	18,382
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,766	39,289

		1,025,597

Peru-0.17%
Cia de Minas Buenaventura S.A.A., ADR(a)	2,311	25,560
Nexa Resources S.A.	1,662	15,739

		41,299

Philippines-0.04%
Ayala Corp.	643	9,913

Poland-0.92%
Enea S.A.(a)	5,950	10,415
Grupa Lotos S.A.	616	6,958
KGHM Polska Miedz S.A.(a)	1,024	52,055
Orange Polska S.A.(a)	4,649	7,882
PGE Polska Grupa Energetyczna S.A.(a)	19,907	35,519
Polski Koncern Naftowy ORLEN S.A.	3,560	56,237
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,089	22,685
Tauron Polska Energia S.A.(a)	47,625	32,732

		224,483

Russia-6.23%
Alrosa PJSC	21,756	29,042
Bashneft PJSC, Preference Shares	1,444	22,279
Federal Grid Co. Unified Energy System PJSC	3,008,358	8,665
Gazprom PJSC	157,404	462,260
Inter RAO UES PJSC	261,638	17,919
Lukoil PJSC	3,850	289,431
Magnit PJSC	698	46,087
MMC Norilsk Nickel PJSC	151	47,303
Mobile TeleSystems PJSC	5,110	21,595
Nizhnekamskneftekhim PJSC, Preference Shares	8,520	9,085
Novatek PJSC	1,926	33,033
Polymetal International PLC	352	7,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Russia-(continued)
Polyus PJSC	62	$11,683
Rosneft Oil Co. PJSC	25,593	180,572
RusHydro PJSC	782,768	8,209
Severstal PAO	1,131	20,469
Sistema PJSFC	75,401	35,220
Surgutneftegas PJSC	390,136	170,030
Tatneft PJSC	8,618	60,643
Transneft PJSC, Preference Shares	14	26,897
Yandex N.V., Class A(a)	253	16,344

		1,523,774

South Africa-3.29%
Aspen Pharmacare Holdings Ltd.(a)	1,724	16,214
Barloworld Ltd.	3,271	19,642
Bid Corp. Ltd.	1,474	27,575
Bidvest Group Ltd. (The)	2,428	26,971
DataTec Ltd.(a)	5,415	9,213
Discovery Ltd.	2,115	19,780
Exxaro Resources Ltd.	2,477	27,981
Foschini Group Ltd. (The)(a)	2,487	17,243
Gold Fields Ltd.	1,369	11,369
Impala Platinum Holdings Ltd.	1,553	25,230
Momentum Metropolitan Holdings	10,825	11,935
Mr Price Group Ltd.	1,110	12,782
Netcare Ltd.	9,218	8,332
Pick n Pay Stores Ltd.	3,183	10,859
Remgro Ltd.	3,073	21,021
Sanlam Ltd.	12,987	52,115
Sappi Ltd.(a)	11,465	33,609
Sasol Ltd.(a)	19,388	241,200
Shoprite Holdings Ltd.	3,557	31,251
Sibanye Stillwater Ltd.	3,703	17,119
SPAR Group Ltd. (The)	1,433	18,010
Steinhoff International Holdings N.V., (Acquired 06/19/2020 - 01/29/2021; Cost $48,675)(a)(e)	794,087	102,235
Tiger Brands Ltd.	960	12,782
Woolworths Holdings Ltd.	9,699	29,540

		804,008

Switzerland-0.04%
Mediclinic International PLC(a)	2,579	10,121

Taiwan-12.48%
Acer, Inc.	23,169	22,335
ASE Technology Holding Co. Ltd.	17,457	64,870
Asia Cement Corp.	9,028	13,824
Asustek Computer, Inc.	5,034	54,944
AU Optronics Corp.(a)	152,784	103,675
Catcher Technology Co. Ltd.	2,850	19,646
Cheng Shin Rubber Industry Co. Ltd.	10,108	15,660
China Airlines Ltd.(a)	30,401	15,281
China Development Financial Holding Corp.	131,439	43,888
China Steel Corp.	64,512	57,326
Chunghwa Telecom Co. Ltd.	10,824	42,554
Compal Electronics, Inc.	68,252	54,401
Delta Electronics, Inc.	5,427	54,655
Eva Airways Corp.	21,716	12,319
Far Eastern New Century Corp.	17,520	18,210
Far EasTone Telecommunications Co. Ltd.	5,180	11,494
Formosa Chemicals & Fibre Corp.	16,552	51,107

	Shares	Value
Taiwan-(continued)
Formosa Plastics Corp.	14,272	$49,960
Foxconn Technology Co. Ltd.	7,653	19,234
Hon Hai Precision Industry Co. Ltd.	111,589	448,719
Hotai Motor Co. Ltd.	492	10,440
Innolux Corp.	191,264	116,740
Inventec Corp.	26,325	23,440
Largan Precision Co. Ltd.	121	14,315
Lite-On Technology Corp.	11,514	24,555
MediaTek, Inc.	2,766	88,981
Mercuries & Associates Holding Ltd.	15,518	11,589
Mercuries Life Insurance Co. Ltd.(a)	37,539	11,321
Micro-Star International Co. Ltd.	2,040	10,913
Nan Ya Plastics Corp.	20,667	53,945
Nanya Technology Corp.	4,468	15,480
Novatek Microelectronics Corp.	1,218	20,728
Pegatron Corp.	27,819	74,510
Pou Chen Corp.	21,628	23,451
Powertech Technology, Inc.	2,877	10,329
President Chain Store Corp.	1,192	11,213
Qisda Corp.	14,000	15,356
Quanta Computer, Inc.	19,874	60,651
Shin Kong Financial Holding Co. Ltd.	88,000	26,192
Sino-American Silicon Products, Inc.	2,234	13,395
Synnex Technology International Corp.	11,879	21,048
Taiwan Cement Corp.	16,481	24,852
Taiwan Mobile Co. Ltd.	3,381	11,787
Taiwan Semiconductor Manufacturing Co. Ltd.	39,496	859,333
Teco Electric and Machinery Co. Ltd.	7,556	8,234
TPK Holding Co. Ltd.(a)	5,240	9,444
Uni-President Enterprises Corp.	17,385	41,945
United Microelectronics Corp.	71,003	138,169
Walsin Lihwa Corp.	22,141	14,786
Wistron Corp.	44,194	50,775
WPG Holdings Ltd.	19,406	31,597
WT Microelectronics Co. Ltd.	6,128	9,846
Yageo Corp.	580	12,349
Zhen Ding Technology Holding Ltd.	2,101	9,052

		3,054,863

Tanzania-0.04%
AngloGold Ashanti Ltd.	462	9,248

Thailand-1.07%
Advanced Info Service PCL, NVDR	1,870	10,270
Airports of Thailand PCL, NVDR	3,790	8,049
Charoen Pokphand Foods PCL, NVDR	10,858	10,359
CP ALL PCL, NVDR(a)	7,819	15,438
Indorama Ventures PCL, NVDR	9,006	11,805
IRPC PCL, NVDR	106,062	12,389
PTT Exploration & Production PCL, NVDR	7,477	28,533
PTT Global Chemical PCL, NVDR	15,440	32,151
PTT PCL, NVDR	65,512	86,958
Siam Cement PCL (The), NVDR	1,488	18,072
Thai Beverage PCL	19,532	10,797
Thai Oil PCL, NVDR	8,507	16,726

		261,547

Turkey-0.79%
BIM Birlesik Magazalar A.S.	1,280	11,406
Eregli Demir ve Celik Fabrikalari TAS	28,813	56,670
Is Yatirim Menkul Degerler A.S.	11,630	32,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Turkey-(continued)
KOC Holding A.S	12,902	$37,534
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	1,500	20,444
Turk Hava Yollari AO(a)	9,241	16,805
Turkcell Iletisim Hizmetleri A.S.	7,909	16,899

		192,274

United States-0.15%
JBS S.A	8,171	37,856

Total Common Stocks & Other Equity Interests (Cost $21,989,711)		24,443,335

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $17,750)	17,750	17,750

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $22,007,461)		24,461,085

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.93%
Invesco Private Government Fund, 0.01%(f)(g)(h)	90,323	$90,323
Invesco Private Prime Fund, 0.11%(f)(g)(h)	135,430	135,484

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $225,807)		225,807

TOTAL INVESTMENTS IN SECURITIES-100.90% (Cost $22,233,268)		24,686,892
OTHER ASSETS LESS LIABILITIES-(0.90)%		(219,295)

NET ASSETS-100.00%		$24,467,597

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

TBA-To Be Announced

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $516,057, which represented 2.11% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2021.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$579,934	$(562,184)	$-	$-	$17,750	$4

Invesco Premier U.S. Government Money Portfolio, Institutional Class	15,111	260,468	(275,579)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	78,501	1,111,827	(1,100,005)	-	-	90,323	13	*

Invesco Private Prime Fund	26,168	1,179,891	(1,070,592)	-	17	135,484	66	*

Total	$119,780	$3,132,120	$(3,008,360)	$-	$17	$243,557	$83

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)

February 28, 2021

(Unaudited)

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Energy	20.64

Consumer Discretionary	16.80

Information Technology	13.76

Materials	13.54

Financials	13.14

Communication Services	7.17

Industrials	5.04

Consumer Staples	4.21

Utilities	3.17

Sector Types Each Less Than 3%	2.43

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFITM Strategic US ETF (IUS)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-10.24%
Activision Blizzard, Inc.	1,400	$133,854
Alphabet, Inc., Class A(b)	1,926	3,894,199
Altice USA, Inc., Class A(b)	4,888	164,286
AMC Entertainment Holdings, Inc., Class A(c)	8,987	71,986
AT&T, Inc.	89,851	2,505,944
Charter Communications, Inc., Class A(b)	888	544,717
Comcast Corp., Class A	32,872	1,733,012
Discovery, Inc., Class A(b)(c)	6,377	338,172
DISH Network Corp., Class A(b)	4,146	130,640
Electronic Arts, Inc.	873	116,956
Facebook, Inc., Class A(b)	6,711	1,728,888
IAC/InterActiveCorp.(b)	164	40,152
Interpublic Group of Cos., Inc. (The)	4,710	123,025
Liberty Global PLC, Class C (United Kingdom)(b)	9,720	236,196
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	3,363	148,376
Live Nation Entertainment, Inc.(b)	827	73,487
Lumen Technologies, Inc.	31,134	382,637
Match Group, Inc.(b)	344	52,580
News Corp., Class A	7,499	175,852
Omnicom Group, Inc.	2,232	153,405
Sinclair Broadcast Group, Inc., Class A	2,375	73,459
Sirius XM Holdings, Inc.(c)	6,148	35,966
Take-Two Interactive Software, Inc.(b)	291	53,678
Telephone & Data Systems, Inc.	2,838	50,772
T-Mobile US, Inc.(b)	1,060	127,168
Twitter, Inc.(b)	2,158	166,295
Verizon Communications, Inc.	26,867	1,485,745
ViacomCBS, Inc., Class B	6,782	437,371
Walt Disney Co. (The)(b)	6,713	1,269,026

		16,447,844

Consumer Discretionary-14.85%
Adient PLC(b)	3,948	146,392
Advance Auto Parts, Inc.	533	85,467
Amazon.com, Inc.(b)	538	1,663,996
American Axle & Manufacturing Holdings, Inc.(b)	6,163	60,212
Aptiv PLC	1,596	239,145
Aramark	3,292	122,199
Autoliv, Inc. (Sweden)	834	75,060
AutoNation, Inc.(b)	1,952	146,439
AutoZone, Inc.(b)	106	122,952
Bed Bath & Beyond, Inc.	9,937	266,908
Best Buy Co., Inc.	2,433	244,152
Booking Holdings, Inc.(b)	286	665,954
BorgWarner, Inc.	2,592	116,640
Brunswick Corp.	630	55,673
Burlington Stores, Inc.(b)	235	60,823
Capri Holdings Ltd.(b)	3,276	152,891
CarMax, Inc.(b)	1,170	139,827
Carnival Corp.	21,169	566,271
Chipotle Mexican Grill, Inc.(b)	38	54,796
Core-Mark Holding Co., Inc.	1,555	50,662
D.R. Horton, Inc.	2,197	168,883
Dana, Inc.	4,264	101,526
Darden Restaurants, Inc.	1,026	140,901
Dick’s Sporting Goods, Inc.	1,728	123,327
Dollar General Corp.	980	185,210

	Shares	Value
Consumer Discretionary-(continued)
Dollar Tree, Inc.(b)	1,650	$162,030
eBay, Inc.	6,374	359,621
Expedia Group, Inc.	1,469	236,509
Foot Locker, Inc.	2,242	107,818
Ford Motor Co.	189,497	2,217,115
Gap, Inc. (The)	7,269	181,362
Garmin Ltd.	482	59,778
General Motors Co.	38,810	1,992,117
Gentex Corp.	1,498	52,999
Genuine Parts Co.	1,322	139,273
Goodyear Tire & Rubber Co. (The)	12,851	216,025
Group 1 Automotive, Inc.	879	133,995
Hanesbrands, Inc.	4,981	88,114
Harley-Davidson, Inc.	2,841	101,338
Hasbro, Inc.	683	64,004
Hilton Worldwide Holdings, Inc.	1,347	166,597
Home Depot, Inc. (The)	3,854	995,642
Hyatt Hotels Corp., Class A	1,129	99,296
Kohl’s Corp.	7,805	431,226
L Brands, Inc.	4,745	259,362
Las Vegas Sands Corp.	1,794	112,304
Lear Corp.	1,228	203,958
Leggett & Platt, Inc.	1,244	53,828
Lennar Corp., Class A	3,070	254,718
Lithia Motors, Inc., Class A	468	175,009
LKQ Corp.(b)	3,274	128,963
Lowe’s Cos., Inc.	3,941	629,575
lululemon athletica, inc.(b)	154	47,999
Macy’s, Inc.	25,449	387,079
Marriott International, Inc., Class A	1,847	273,485
Marriott Vacations Worldwide Corp.	530	89,946
McDonald’s Corp.	2,249	463,609
MGM Resorts International	9,017	340,752
Mohawk Industries, Inc.(b)	937	163,966
Murphy USA, Inc.	376	46,868
Newell Brands, Inc.	9,410	218,030
NIKE, Inc., Class B	4,365	588,315
Nordstrom, Inc.(c)	3,805	138,692
Norwegian Cruise Line Holdings Ltd.(b)(c)	8,089	239,111
NVR, Inc.(b)	21	94,518
ODP Corp. (The)	2,197	84,079
O’Reilly Automotive, Inc.(b)	250	111,832
Penske Automotive Group, Inc.	1,127	76,613
Polaris, Inc.	524	61,706
PulteGroup, Inc.	2,826	127,481
PVH Corp.	1,938	193,722
Qurate Retail, Inc., Class A	12,894	160,143
Ralph Lauren Corp.	1,029	120,475
Ross Stores, Inc.	1,508	175,893
Royal Caribbean Cruises Ltd.	4,076	380,168
Service Corp. International	896	42,793
Signet Jewelers Ltd.	4,254	211,764
Skechers U.S.A., Inc., Class A(b)	1,288	47,141
Starbucks Corp.	6,593	712,242
Tapestry, Inc.	5,283	222,626
Target Corp.	3,649	669,373
Taylor Morrison Home Corp., Class A(b)	2,462	67,730
Tenneco, Inc., Class A(b)	12,359	137,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Tesla, Inc.(b)	616	$416,108
Thor Industries, Inc.	519	60,754
TJX Cos., Inc. (The)	5,705	376,473
Toll Brothers, Inc.	2,313	123,560
Tractor Supply Co.	529	84,090
Ulta Beauty, Inc.(b)	304	97,988
Vail Resorts, Inc.	197	60,908
VF Corp.	1,704	134,838
Whirlpool Corp.	947	180,006
Williams-Sonoma, Inc.	586	76,936
Wynn Resorts Ltd.	812	106,965
Yum! Brands, Inc.	633	65,534

		23,858,872

Consumer Staples-6.97%
Altria Group, Inc.	11,953	521,151
Archer-Daniels-Midland Co.	5,786	327,372
BJ’s Wholesale Club Holdings, Inc.(b)	1,516	60,913
Brown-Forman Corp., Class B	607	43,449
Bunge Ltd.	3,717	284,648
Campbell Soup Co.	740	33,655
Casey’s General Stores, Inc.	261	52,711
Church & Dwight Co., Inc.	634	49,927
Clorox Co. (The)	314	56,850
Coca-Cola Co. (The)	12,903	632,118
Colgate-Palmolive Co.	2,494	187,549
Conagra Brands, Inc.	2,467	83,705
Constellation Brands, Inc., Class A	803	171,954
Costco Wholesale Corp.	1,998	661,338
Estee Lauder Cos., Inc. (The), Class A	935	267,279
General Mills, Inc.	2,445	134,499
Hershey Co. (The)	649	94,527
Hormel Foods Corp.	1,702	78,922
Ingredion, Inc.	555	50,061
JM Smucker Co. (The)	712	79,744
Kellogg Co.	1,575	90,893
Keurig Dr Pepper, Inc.	1,419	43,308
Kimberly-Clark Corp.	1,122	143,986
Kraft Heinz Co. (The)	11,221	408,220
Kroger Co. (The)	13,752	442,952
McCormick & Co., Inc.	605	50,989
Molson Coors Beverage Co., Class B	3,535	157,131
Mondelez International, Inc., Class A	6,681	355,162
Monster Beverage Corp.(b)	788	69,139
PepsiCo, Inc.	4,610	595,566
Performance Food Group Co.(b)	3,118	169,120
Philip Morris International, Inc.	5,929	498,155
Post Holdings, Inc.(b)	583	56,003
Procter & Gamble Co. (The)	9,394	1,160,441
Rite Aid Corp.(b)	4,446	87,053
Sysco Corp.	5,530	440,354
Tyson Foods, Inc., Class A	3,953	267,499
United Natural Foods, Inc.(b)	3,347	88,528
US Foods Holding Corp.(b)	5,419	197,577
Walgreens Boots Alliance, Inc.	15,949	764,436
Walmart, Inc.	9,580	1,244,634

		11,203,518

Energy-9.58%
Antero Resources Corp.(b)	22,376	201,384
Apache Corp.	10,581	208,763

	Shares	Value
Energy-(continued)
Baker Hughes Co., Class A	13,359	$327,028
Cabot Oil & Gas Corp.	3,170	58,677
Cheniere Energy, Inc.(b)	1,408	94,885
Chevron Corp.	20,051	2,005,100
Cimarex Energy Co.	2,017	116,966
CNX Resources Corp.(b)	4,605	58,069
ConocoPhillips	14,194	738,230
CVR Energy, Inc.	2,874	63,458
Delek US Holdings, Inc.	2,731	67,073
Devon Energy Corp.	13,702	295,141
EOG Resources, Inc.	6,172	398,464
EQT Corp.	8,031	142,872
Exxon Mobil Corp.	59,273	3,222,673
Halliburton Co.	17,245	376,458
Helmerich & Payne, Inc.	2,725	78,289
Hess Corp.	2,185	143,183
HollyFrontier Corp.	4,559	172,695
Marathon Oil Corp.	24,997	277,467
Marathon Petroleum Corp.	22,888	1,250,143
Murphy Oil Corp.	5,754	93,963
NOV, Inc.	6,886	103,979
Occidental Petroleum Corp.	27,460	730,711
ONEOK, Inc.	4,007	177,470
Ovintiv, Inc.	22,284	514,092
Patterson-UTI Energy, Inc.	12,927	95,660
PBF Energy, Inc., Class A	8,760	124,392
PDC Energy, Inc.(b)	3,075	107,471
Peabody Energy Corp.(b)	19,431	83,553
Phillips 66	8,392	696,956
Pioneer Natural Resources Co.	1,798	267,129
Range Resources Corp.(b)	7,870	75,867
Schlumberger Ltd.	26,255	732,777
Southwestern Energy Co.(b)	15,975	64,699
Targa Resources Corp.	6,112	189,044
Technip Energies N.V., ADR (France)(b)	2,917	36,953
TechnipFMC PLC (United Kingdom)	14,583	119,872
Valero Energy Corp.	9,336	718,685
World Fuel Services Corp.	5,264	163,605

		15,393,896

Financials-6.72%
Affiliated Managers Group, Inc.	759	106,237
Alleghany Corp.	158	102,136
Allstate Corp. (The)	4,174	444,948
American Express Co.	5,755	778,421
Aon PLC, Class A.	687	156,437
Arthur J. Gallagher & Co.	733	87,813
Assurant, Inc.	879	108,310
AXIS Capital Holdings Ltd.	1,166	58,918
Berkshire Hathaway, Inc., Class B(b)	18,049	4,340,965
Cboe Global Markets, Inc.	388	38,396
Chubb Ltd.	4,984	810,299
Cincinnati Financial Corp.	1,668	163,247
Everest Re Group Ltd.	533	128,885
Fidelity National Financial, Inc.	2,737	104,772
First American Financial Corp.	1,181	62,050
Franklin Resources, Inc.	3,515	91,988
Hanover Insurance Group, Inc. (The)	641	73,939
Hartford Financial Services Group, Inc. (The)	5,406	274,030
Janus Henderson Group PLC	2,354	68,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Kemper Corp.	635	$48,019
Lazard Ltd., Class A	1,719	66,508
LPL Financial Holdings, Inc.	758	99,707
Markel Corp.(b)	97	105,614
Marsh & McLennan Cos., Inc.	1,428	164,534
MGIC Investment Corp.	5,303	64,591
Moody’s Corp.	295	81,093
Mr. Cooper Group, Inc.(b)	4,355	136,965
MSCI, Inc.	118	48,913
Nasdaq, Inc.	414	57,252
Old Republic International Corp.	4,770	92,204
OneMain Holdings, Inc.	2,473	116,008
Progressive Corp. (The)	3,914	336,408
Radian Group, Inc.	2,877	58,691
Raymond James Financial, Inc.	1,374	160,401
S&P Global, Inc.	386	127,133
StoneX Group, Inc.(b)	2,198	126,803
T. Rowe Price Group, Inc.	1,041	168,788
Travelers Cos., Inc. (The)	3,713	540,242
W.R. Berkley Corp.	1,195	82,849
Willis Towers Watson PLC	498	109,879

		10,793,200

Health Care-11.21%
Abbott Laboratories	4,208	504,034
AbbVie, Inc.	6,305	679,301
Agilent Technologies, Inc.	904	110,351
Alexion Pharmaceuticals, Inc.(b)	872	133,198
Align Technology, Inc.(b)	153	86,768
AmerisourceBergen Corp.	4,569	462,474
Amgen, Inc.	2,531	569,272
Anthem, Inc.	1,912	579,699
Baxter International, Inc.	1,843	143,183
Becton, Dickinson and Co.	824	198,708
Biogen, Inc.(b)	1,159	316,268
Boston Scientific Corp.(b)	2,571	99,703
Bristol-Myers Squibb Co.	7,097	435,259
Cardinal Health, Inc.	9,513	490,110
Centene Corp.(b)	3,576	209,339
Cerner Corp.	1,433	99,078
Cigna Corp.	3,261	684,484
Cooper Cos., Inc. (The)	120	46,336
CVS Health Corp.	17,724	1,207,536
Danaher Corp.	1,345	295,456
DaVita, Inc.(b)	1,594	162,795
DENTSPLY SIRONA, Inc.	1,314	69,734
Edwards Lifesciences Corp.(b)	860	71,466
Elanco Animal Health, Inc.(b)	1,779	58,458
Eli Lilly and Co.	2,283	467,764
Encompass Health Corp.	485	39,013
Gilead Sciences, Inc.	5,913	363,058
HCA Healthcare, Inc.	2,277	391,712
Henry Schein, Inc.(b)	1,146	70,880
Hologic, Inc.(b)	733	52,842
Humana, Inc.	732	277,904
Illumina, Inc.(b)	160	70,306
Intuitive Surgical, Inc.(b)	143	105,362
IQVIA Holdings, Inc.(b)	797	153,654
Jazz Pharmaceuticals PLC(b)	401	67,384
Johnson & Johnson	8,907	1,411,403

	Shares	Value
Health Care-(continued)
Laboratory Corp. of America Holdings(b)	599	$143,706
McKesson Corp.	5,335	904,389
Medtronic PLC	5,858	685,210
Merck & Co., Inc.	10,263	745,299
Mettler-Toledo International, Inc.(b)	55	61,383
Molina Healthcare, Inc.(b)	291	63,077
Perrigo Co. PLC	925	37,333
Pfizer, Inc.	30,716	1,028,679
Quest Diagnostics, Inc.	724	83,687
Regeneron Pharmaceuticals, Inc.(b)	141	63,530
ResMed, Inc.	188	36,243
STERIS PLC	232	40,554
Stryker Corp.	814	197,550
Tenet Healthcare Corp.(b)	3,836	195,713
Thermo Fisher Scientific, Inc.	892	401,471
UnitedHealth Group, Inc.	4,498	1,494,325
Universal Health Services, Inc., Class B	1,023	128,213
Vertex Pharmaceuticals, Inc.(b)	228	48,461
Viatris, Inc.(b)	7,309	108,539
Waters Corp.(b)	448	122,698
Zimmer Biomet Holdings, Inc.	895	145,939
Zoetis, Inc.	644	99,975

		18,020,266

Industrials-12.66%
3M Co.	3,018	528,331
A.O. Smith Corp.	856	50,821
AECOM(b)	2,297	132,973
AGCO Corp.	947	122,618
Allison Transmission Holdings, Inc.	1,219	46,224
American Airlines Group, Inc.(c)	6,031	126,289
AMETEK, Inc.	753	88,831
Avis Budget Group, Inc.(b)	6,248	347,076
Boeing Co. (The)	4,571	969,098
Booz Allen Hamilton Holding Corp.	549	42,350
Builders FirstSource, Inc.(b)	1,859	80,430
C.H. Robinson Worldwide, Inc.	1,077	97,845
CACI International, Inc., Class A(b)	140	30,988
Carlisle Cos., Inc.	465	67,541
Caterpillar, Inc.	4,760	1,027,589
Cintas Corp.	305	98,924
CSX Corp.	4,947	452,898
Cummins, Inc.	1,288	326,122
Deere & Co.	2,212	772,253
Delta Air Lines, Inc.	5,605	268,704
Dover Corp.	734	90,473
Eaton Corp. PLC	3,487	453,973
EMCOR Group, Inc.	689	67,088
Emerson Electric Co.	3,811	327,365
Equifax, Inc.	226	36,585
Expeditors International of Washington, Inc.	837	76,870
Fastenal Co.	1,312	60,837
FedEx Corp.	3,537	900,166
Fluor Corp.	6,212	106,598
Fortive Corp.	1,148	75,561
Fortune Brands Home & Security, Inc.	822	68,341
General Dynamics Corp.	2,023	330,700
General Electric Co.	100,520	1,260,521
Honeywell International, Inc.	3,911	791,391
Howmet Aerospace, Inc.(b)	8,472	238,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Hubbell, Inc.	317	$56,271
Huntington Ingalls Industries, Inc.	346	60,865
IDEX Corp.	221	43,133
IHS Markit Ltd.	1,223	110,266
Illinois Tool Works, Inc.	1,197	242,009
J.B. Hunt Transport Services, Inc.	485	71,232
Jacobs Engineering Group, Inc.	835	96,092
Johnson Controls International PLC	12,046	672,046
Kansas City Southern	475	100,861
KAR Auction Services, Inc.	2,775	38,600
Knight-Swift Transportation Holdings, Inc.	1,068	46,138
L3Harris Technologies, Inc.	708	128,792
Leidos Holdings, Inc.	715	63,242
Lockheed Martin Corp.	1,091	360,303
Macquarie Infrastructure Corp.	1,245	39,018
ManpowerGroup, Inc.	1,427	134,766
Masco Corp.	1,419	75,519
MasTec, Inc.(b)	933	80,938
Nielsen Holdings PLC	4,844	108,554
Norfolk Southern Corp.	1,617	407,581
Northrop Grumman Corp.	787	229,536
Old Dominion Freight Line, Inc.	291	62,498
Oshkosh Corp.	823	87,238
Owens Corning.	1,377	111,565
PACCAR, Inc.	2,803	255,045
Parker-Hannifin Corp.	823	236,168
Pentair PLC	974	54,476
Quanta Services, Inc.	1,752	146,905
Raytheon Technologies Corp.	10,898	784,547
Republic Services, Inc.	1,588	141,475
Robert Half International, Inc.	924	71,878
Rockwell Automation, Inc.	422	102,664
Roper Technologies, Inc.	207	78,167
Ryder System, Inc.	2,418	163,868
Science Applications International Corp.	402	34,624
Sensata Technologies Holding PLC(b)	1,246	71,383
Snap-on, Inc.	396	80,432
Southwest Airlines Co.	2,579	149,917
Spirit AeroSystems Holdings, Inc., Class A	2,688	115,127
Stanley Black & Decker, Inc.	1,000	174,840
Textron, Inc.	4,159	209,364
Trane Technologies PLC	1,704	261,121
TransDigm Group, Inc.(b)	189	108,991
Trinity Industries, Inc.	1,958	62,852
Union Pacific Corp.	3,606	742,692
United Airlines Holdings, Inc.(b)	4,140	218,095
United Parcel Service, Inc., Class B	5,353	844,864
United Rentals, Inc.(b)	959	285,187
Univar Solutions, Inc.(b)	2,832	56,385
Verisk Analytics, Inc.	292	47,844
W.W. Grainger, Inc.	250	93,177
Wabtec Corp.	1,189	86,119
Waste Connections, Inc.	808	78,934
Waste Management, Inc.	1,803	199,935
WESCO International, Inc.(b)	1,550	124,434
XPO Logistics, Inc.(b)	1,764	205,682
Xylem, Inc.	746	74,272

		20,351,049

	Shares	Value
Information Technology-20.16%
Accenture PLC, Class A	2,215	$555,743
Adobe, Inc.(b)	627	288,213
Akamai Technologies, Inc.(b)	558	52,731
Amdocs Ltd.	850	64,439
Amphenol Corp., Class A	1,096	137,745
Analog Devices, Inc.	1,365	212,694
Apple, Inc.	63,763	7,731,901
Applied Materials, Inc.	4,340	512,945
Arrow Electronics, Inc.(b)	1,980	198,515
Autodesk, Inc.(b)	222	61,272
Automatic Data Processing, Inc.	1,308	227,618
Avnet, Inc.	3,839	146,151
Broadcom, Inc.	2,341	1,099,966
Broadridge Financial Solutions, Inc.	368	52,436
Cadence Design Systems, Inc.(b)	425	59,963
CDW Corp.	921	144,496
Cisco Systems, Inc.	26,840	1,204,311
Citrix Systems, Inc.	370	49,425
Cognizant Technology Solutions Corp., Class A	4,151	305,015
CommScope Holding Co., Inc.(b)	3,589	52,364
Corning, Inc.	8,633	330,126
Dell Technologies, Inc., Class C(b)	13,197	1,069,881
DXC Technology Co.	11,325	285,617
EchoStar Corp., Class A(b)	1,213	27,535
F5 Networks, Inc.(b)	228	43,315
Fiserv, Inc.(b)	1,180	136,137
FleetCor Technologies, Inc.(b)	284	78,756
Flex Ltd.(b)	4,304	78,290
GoDaddy, Inc., Class A(b)	403	32,691
Hewlett Packard Enterprise Co.	33,200	483,392
HP, Inc.	21,974	636,587
Intel Corp.	26,142	1,588,911
International Business Machines Corp.	6,799	808,605
Intuit, Inc.	377	147,083
Jabil, Inc.	3,293	142,159
Juniper Networks, Inc.	2,607	60,691
Keysight Technologies, Inc.(b)	475	67,222
KLA Corp.	541	168,375
Lam Research Corp.	789	447,513
Marvell Technology Group Ltd.	2,308	111,430
Mastercard, Inc., Class A	1,464	518,036
Maxim Integrated Products, Inc.	1,087	101,276
Microchip Technology, Inc.	874	133,399
Micron Technology, Inc.(b)	11,148	1,020,376
Microsoft Corp.	14,072	3,270,051
Motorola Solutions, Inc.	504	88,442
NCR Corp.(b)	2,341	81,373
NetApp, Inc.	2,505	156,813
NVIDIA Corp.	516	283,067
ON Semiconductor Corp.(b)	3,742	150,690
Oracle Corp.	17,051	1,099,960
Palo Alto Networks, Inc.(b)	200	71,662
Paychex, Inc.	1,017	92,618
PayPal Holdings, Inc.(b)	1,801	467,990
Perspecta, Inc.	1,491	43,537
Qorvo, Inc.(b)	642	112,177
QUALCOMM, Inc.	7,736	1,053,566
salesforce.com, inc.(b)	1,106	239,449
Sanmina Corp.(b)	1,349	48,051
Seagate Technology PLC	2,428	177,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
ServiceNow, Inc.(b)	116	$61,881
Skyworks Solutions, Inc.	696	123,763
SS&C Technologies Holdings, Inc.	864	57,266
SYNNEX Corp.	712	63,482
Synopsys, Inc.(b)	306	75,034
TE Connectivity Ltd.	2,393	311,162
Teradyne, Inc.	729	93,757
Texas Instruments, Inc.	3,691	635,849
Trimble, Inc.(b)	973	72,138
VeriSign, Inc.(b)	146	28,328
Visa, Inc., Class A	3,894	827,047
VMware, Inc., Class A(b)(c)	1,813	250,575
Western Digital Corp.	3,411	233,756
Western Union Co. (The)	2,932	68,081
Workday, Inc., Class A(b)	197	48,300
Xerox Holdings Corp.	6,187	157,645
Xilinx, Inc.	824	107,367
Zebra Technologies Corp., Class A(b)	146	72,917

		32,400,942

Materials-4.70%
Air Products and Chemicals, Inc.	637	162,830
Albemarle Corp.	717	112,720
Alcoa Corp.(b)	9,657	237,079
Ashland Global Holdings, Inc.	536	45,088
Avery Dennison Corp.	485	84,977
Axalta Coating Systems Ltd.(b)	1,588	43,416
Ball Corp.	1,553	132,611
Berry Global Group, Inc.(b)	1,248	69,139
Celanese Corp.	1,259	174,888
CF Industries Holdings, Inc.	3,023	136,881
Chemours Co. (The)	4,351	102,379
Crown Holdings, Inc.(b)	866	82,755
Domtar Corp.	2,080	77,064
DuPont de Nemours, Inc.	12,714	894,048
Eastman Chemical Co.	1,622	177,220
Ecolab, Inc.	728	152,414
FMC Corp.	485	49,320
Freeport-McMoRan, Inc.	13,920	472,027
Graphic Packaging Holding Co.	2,868	45,515
Huntsman Corp.	3,733	101,911
International Flavors & Fragrances, Inc.	433	58,676
International Paper Co.	6,491	322,278
Linde PLC (United Kingdom)	2,510	613,118
Louisiana-Pacific Corp.	1,650	78,556
LyondellBasell Industries N.V., Class A	5,283	544,624
Martin Marietta Materials, Inc.	326	109,820
Mosaic Co. (The)	9,292	273,185
Newmont Corp.	2,326	126,488
Nucor Corp.	4,818	288,213
O-I Glass, Inc.	4,974	58,096
Olin Corp.	4,626	143,128
Packaging Corp. of America	661	87,265
PPG Industries, Inc.	1,452	195,759
Reliance Steel & Aluminum Co.	953	125,987
RPM International, Inc.	576	45,873
Sherwin-Williams Co. (The)	234	159,200
Sonoco Products Co.	751	44,737
Steel Dynamics, Inc.	3,820	158,836
Ternium S.A., ADR (Mexico)(b)	6,909	212,175

	Shares	Value
Materials-(continued)
United States Steel Corp.	9,912	$164,638
Vulcan Materials Co.	577	96,353
Westrock Co.	6,720	292,925

		7,554,212

Real Estate-0.84%
CBRE Group, Inc., Class A(b)	3,052	231,250
Equinix, Inc.	129	83,636
Host Hotels & Resorts, Inc.	7,915	131,310
Iron Mountain, Inc.	2,291	79,704
Jones Lang LaSalle, Inc.(b)	816	141,968
Park Hotels & Resorts, Inc.	5,537	120,430
Public Storage	569	133,112
Realogy Holdings Corp.(b)	7,968	120,157
SBA Communications Corp., Class A	158	40,310
Service Properties Trust	7,639	98,085
Weyerhaeuser Co.	4,772	161,627

		1,341,589

Utilities-1.84%
AES Corp. (The)	7,622	202,440
Alliant Energy Corp.	998	46,068
Ameren Corp.	1,433	100,697
American Electric Power Co., Inc.	2,887	216,092
Atmos Energy Corp.	523	44,251
CenterPoint Energy, Inc.	6,091	118,409
CMS Energy Corp.	1,319	71,371
Consolidated Edison, Inc.	2,476	162,550
DTE Energy Co.	1,468	172,813
Entergy Corp.	1,400	121,534
Eversource Energy	1,590	126,373
Exelon Corp.	11,183	431,664
FirstEnergy Corp.	3,047	100,978
MDU Resources Group, Inc.	1,880	52,828
NiSource, Inc.	2,735	59,076
NRG Energy, Inc.	2,559	93,429
PG&E Corp.(b)	14,833	155,895
Public Service Enterprise Group, Inc.	3,698	199,063
UGI Corp.	2,107	80,719
Vistra Corp.	6,909	119,180
WEC Energy Group, Inc.	1,458	117,573
Xcel Energy, Inc.	2,715	159,072

		2,952,075

Total Common Stocks & Other Equity Interests (Cost $129,010,680)		160,317,463

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $92,370)	92,370	92,370

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $129,103,050)		160,409,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.39%
Invesco Private Government Fund, 0.01%(d)(e)(f)	251,796	$251,796
Invesco Private Prime Fund, 0.11%(d)(e)(f)	377,543	377,694

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $629,490)		629,490

TOTAL INVESTMENTS IN SECURITIES-100.22% (Cost $129,732,540)		161,039,323
OTHER ASSETS LESS LIABILITIES-(0.22)%		(346,670)

NET ASSETS-100.00%.		$160,692,653

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,691,796	$(1,599,426)	$-	$-	$92,370	$11

Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,956	619,890	(631,846)	-	-	-	1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,089,743	4,660,299	(5,498,246)	-	-	251,796	112	*

Invesco Private Prime Fund	363,253	4,943,389	(4,929,099)	-	151	377,694	489	*

Total	$1,464,952	$11,915,374	$(12,658,617)	$-	$151	$721,860	$613

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFITM Strategic US ETF (IUS)—(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Information Technology	20.16

Consumer Discretionary	14.85

Industrials	12.66

Health Care	11.21

Communication Services	10.24

Energy	9.58

Consumer Staples	6.97

Financials	6.72

Materials	4.70

Sector Types Each Less Than 3%	2.68

Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFITM Strategic US Small Company ETF (IUSS)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.59%
AMC Networks, Inc., Class A(b)(c)	1,181	$77,462
ANGI Homeservices, Inc., Class A(b)	2,087	31,190
ATN International, Inc.	106	5,160
Bandwidth, Inc., Class A(b)	20	3,167
Boingo Wireless, Inc.(b)	353	4,024
Cable One, Inc.	11	21,063
Cardlytics, Inc.(b)	19	2,516
Cargurus, Inc., (Acquired 07/05/2019 - 06/19/2020; Cost $7,408)(b)(d)	241	6,254
Cars.com, Inc.(b)	3,194	37,274
Cincinnati Bell, Inc.(b)	681	10,406
Cinemark Holdings, Inc.(c)	3,338	74,938
Clear Channel Outdoor Holdings, Inc.(b)	501	862
Cogent Communications Holdings, Inc.	99	5,925
comScore, Inc.(b)	1,190	4,344
Consolidated Communications Holdings, Inc.(b)	3,466	18,231
E.W. Scripps Co. (The), Class A	1,410	26,536
Entercom Communications Corp., Class A	15,014	67,113
Eros STX Global Corp. (United Arab Emirates)(b)	2,230	4,081
Eventbrite, Inc., Class A(b)	575	11,425
EverQuote, Inc., Class A(b)	16	784
Globalstar, Inc.(b)	3,316	5,869
Glu Mobile, Inc.(b)	322	4,019
Gogo, Inc.(b)(c)	710	8,414
Gravity Co. Ltd., ADR (South Korea)(b)	42	4,913
Gray Television, Inc.(b)	1,850	33,577
Iridium Communications, Inc.(b)	684	26,204
John Wiley & Sons, Inc., Class A	666	35,085
Liberty Latin America Ltd., Class A (Chile)(b)	2,236	24,529
Liberty TripAdvisor Holdings, Inc., Class A(b)	11,956	67,312
Lions Gate Entertainment Corp., Class A(b)	5,337	77,493
Madison Square Garden Sports Corp., Class A(b)	153	29,430
Manchester United PLC, Class A (United Kingdom)	177	3,340
Marcus Corp. (The)(c)	926	18,187
Match Group, Inc.(b)	503	76,884
Meredith Corp.	2,891	71,639
MSG Networks, Inc., Class A(b)	367	6,224
National CineMedia, Inc.	1,931	9,114
Netflix, Inc.(b)	80	43,108
New York Times Co. (The), Class A	445	22,771
Nexstar Media Group, Inc., Class A	571	78,541
ORBCOMM, Inc.(b)	1,131	8,630
QuinStreet, Inc.(b)	390	9,317
Roku, Inc.(b)	61	24,124
Scholastic Corp.	619	17,827
Shenandoah Telecommunications Co.	244	10,821
Snap, Inc., Class A(b)	378	24,819
Spok Holdings, Inc.	297	3,184
TechTarget, Inc.(b)	95	7,945
TEGNA, Inc.	3,005	54,781
Tribune Publishing Co.	474	8,049
TripAdvisor, Inc.(b)	1,942	96,362
TrueCar, Inc.(b)	1,459	7,908
United States Cellular Corp.(b)	550	16,187
Vonage Holdings Corp.(b)	1,056	13,960
WideOpenWest, Inc.(b)	1,005	14,120

	Shares	Value
Communication Services-(continued)
World Wrestling Entertainment, Inc., Class A	315	$15,561
Yelp, Inc.(b)	1,661	62,636
Zillow Group, Inc., Class C(b)	303	48,883
Zynga, Inc., Class A(b)	2,505	27,931

		1,532,453

Consumer Discretionary-21.54%
1-800-Flowers.com, Inc., Class A(b)	371	10,492
Abercrombie & Fitch Co., Class A	2,798	76,581
Accel Entertainment, Inc.(b)	59	654
Acushnet Holdings Corp.	277	11,695
Adtalem Global Education, Inc.(b)	770	30,261
American Eagle Outfitters, Inc.(c)	4,721	121,330
American Public Education, Inc.(b)	142	4,181
America’s Car-Mart, Inc.(b)	64	8,640
Asbury Automotive Group, Inc.(b)	585	99,128
At Home Group, Inc.(b)	3,069	77,308
Beazer Homes USA, Inc.(b)	1,829	32,318
Big Lots, Inc.	1,261	80,124
Biglari Holdings, Inc., Class B(b)	57	6,677
BJ’s Restaurants, Inc.(b)	665	36,927
Bloomin’ Brands, Inc.	2,706	67,217
Bluegreen Vacations Holding Corp.	979	15,547
Boot Barn Holdings, Inc.(b)	304	18,368
Boyd Gaming Corp.(b)	1,489	87,404
Bright Horizons Family Solutions, Inc.(b)	214	34,167
Brinker International, Inc.	1,064	72,980
Buckle, Inc. (The)	459	17,644
Caesars Entertainment, Inc.(b)	861	80,452
Caleres, Inc.	3,411	54,098
Callaway Golf Co.	912	25,490
Camping World Holdings, Inc., Class A	1,209	37,842
Carrols Restaurant Group, Inc.(b)	1,265	7,818
Carter’s, Inc.	514	42,904
Cato Corp. (The), Class A	688	8,490
Cavco Industries, Inc.(b)	53	11,178
Century Communities, Inc.(b)	406	22,464
Cheesecake Factory, Inc. (The)(c)	1,186	65,171
Chegg, Inc.(b)	145	13,997
Chico’s FAS, Inc.	13,398	36,041
Children’s Place, Inc. (The)(b)	645	44,666
Choice Hotels International, Inc.	162	16,989
Churchill Downs, Inc.	158	36,440
Chuy’s Holdings, Inc.(b)	277	11,357
Citi Trends, Inc.	525	40,892
Columbia Sportswear Co.	343	35,353
Conn’s, Inc.(b)	1,899	26,947
Cooper Tire & Rubber Co.	1,132	64,796
Cooper-Standard Holdings, Inc.(b)	2,277	81,562
Cracker Barrel Old Country Store, Inc.	364	56,373
Crocs, Inc.(b)	716	54,932
Dave & Buster’s Entertainment, Inc.	2,723	110,581
Deckers Outdoor Corp.(b)	203	66,200
Denny’s Corp.(b)	650	11,408
Designer Brands, Inc., Class A	5,913	73,853
Dillard’s, Inc., Class A(c)	1,476	117,637
Dine Brands Global, Inc.	293	23,179
Domino’s Pizza, Inc.	81	28,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Dorman Products, Inc.(b)	154	$15,355
El Pollo Loco Holdings, Inc.(b)	203	3,721
Ethan Allen Interiors, Inc.	633	16,217
Etsy, Inc.(b)	193	42,512
Everi Holdings, Inc.(b)	1,169	17,664
Express, Inc.(b)	7,327	19,710
Farfetch Ltd., Class A (United Kingdom)(b)	327	21,543
Fiesta Restaurant Group, Inc.(b)	733	11,186
Five Below, Inc.(b)	172	32,013
Floor & Decor Holdings, Inc., Class A(b)	324	30,809
Fossil Group, Inc.(b)	4,517	68,387
Fox Factory Holding Corp.(b)	103	13,096
frontdoor, inc.(b)	175	9,165
Funko, Inc., Class A(b)(c)	962	13,064
GameStop Corp., Class A(b)(c)	7,966	810,461
Genesco, Inc.(b)	1,453	65,298
Gentherm, Inc.(b)	377	26,688
G-III Apparel Group Ltd.(b)	2,562	73,760
Golden Entertainment, Inc.(b)	657	15,525
GoPro, Inc., Class A(b)	1,152	8,663
Graham Holdings Co., Class B	106	63,688
Grand Canyon Education, Inc.(b)	189	19,786
Groupon, Inc.(b)	721	31,291
Grubhub, Inc.(b)	326	20,887
Guess?, Inc.	2,350	59,244
H&R Block, Inc.	2,833	54,479
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 06/17/2020; Cost $9,346)(d)	575	20,798
Helen of Troy Ltd.(b)	136	29,485
Hibbett Sports, Inc.(b)	619	39,777
Hilton Grand Vacations, Inc.(b)	1,283	50,691
Hooker Furniture Corp.	320	10,819
Houghton Mifflin Harcourt Co.(b)	10,674	65,111
Installed Building Products, Inc.(b)	166	18,154
International Game Technology PLC	3,686	67,417
iRobot Corp.(b)	153	18,989
Jack in the Box, Inc.	202	20,675
Johnson Outdoors, Inc., Class A	74	8,930
KB Home.	1,411	56,976
Lands’ End, Inc.(b)	671	22,170
Laureate Education, Inc., Class A(b)	4,364	60,005
La-Z-Boy, Inc.	677	28,847
LCI Industries	250	35,235
LGI Homes, Inc.(b)	112	12,236
Lindblad Expeditions Holdings, Inc.(b)	370	7,707
Liquidity Services, Inc.(b)	187	2,919
M.D.C. Holdings, Inc.	679	38,411
M/I Homes, Inc.(b)	595	29,691
Magnite, Inc.(b)	291	14,221
Malibu Boats, Inc., Class A(b)	139	10,361
Marine Products Corp.	72	1,210
MarineMax, Inc.(b)	471	21,030
Mattel, Inc.(b)	2,885	58,277
MercadoLibre, Inc. (Argentina)(b)	31	50,781
Meritage Homes Corp.(b)	603	50,839
Michaels Cos., Inc. (The)(b)	5,355	80,325
Modine Manufacturing Co.(b)	3,669	50,889
Monarch Casino & Resort, Inc.(b)	95	6,428
Monro, Inc.	255	15,807
Motorcar Parts of America, Inc.(b)	170	3,618

	Shares	Value
Consumer Discretionary-(continued)
Movado Group, Inc.	760	$17,328
National Vision Holdings, Inc.(b)	596	28,304
Noodles & Co.(b)	370	3,493
Ollie’s Bargain Outlet Holdings, Inc.(b)	161	13,312
OneSpaWorld Holdings Ltd. (Bahamas)	829	9,044
Overstock.com, Inc.(b)	208	13,971
Oxford Industries, Inc.	285	21,728
Papa John’s International, Inc.	76	6,854
Patrick Industries, Inc.	371	29,283
Penn National Gaming, Inc.(b)	2,036	235,728
Perdoceo Education Corp.(b)	441	5,676
PetMed Express, Inc.	112	3,888
Planet Fitness, Inc., Class A(b)	437	37,621
Playa Hotels & Resorts N.V.(b)	3,382	24,249
PlayAGS, Inc.(b)	858	7,010
Pool Corp.	124	41,512
Quotient Technology, Inc.(b)	1,074	14,413
Red Robin Gourmet Burgers, Inc.(b)	641	19,672
Red Rock Resorts, Inc., Class A	1,795	54,155
Regis Corp.(b)	1,195	14,041
Rent-A-Center, Inc.	743	42,916
RH(b)	176	86,305
Ruth’s Hospitality Group, Inc.	686	15,644
Sally Beauty Holdings, Inc.(b)	2,301	37,046
Scientific Games Corp.(b)	517	24,211
SeaWorld Entertainment, Inc.(b)	1,230	61,082
Shake Shack, Inc., Class A(b)	102	12,085
Shoe Carnival, Inc.	256	12,534
Shutterstock, Inc.	126	11,117
Six Flags Entertainment Corp.	1,138	50,755
Skyline Champion Corp.(b)	461	20,399
Sleep Number Corp.(b)	561	76,930
Smith & Wesson Brands, Inc.	503	8,657
Sonic Automotive, Inc., Class A	1,542	71,102
Sonos, Inc.(b)	801	31,191
Stamps.com, Inc.(b)	70	12,735
Standard Motor Products, Inc.	226	9,494
Steven Madden Ltd.	1,039	38,433
Stitch Fix, Inc., Class A(b)	424	32,355
Stoneridge, Inc.(b)	426	13,061
Strategic Education, Inc.	97	8,819
Stride, Inc.(b)	405	9,740
Sturm Ruger & Co., Inc.	82	5,592
Tempur Sealy International, Inc.	1,702	56,864
Terminix Global Holdings, Inc.(b)	1,028	46,270
Texas Roadhouse, Inc.	665	60,435
TopBuild Corp.(b)	291	55,409
Travel + Leisure Co.	1,823	110,164
Tri Pointe Homes, Inc.(b)	3,042	57,798
Tupperware Brands Corp.(b)	5,140	157,130
Under Armour, Inc., Class A(b)(c)	5,708	124,948
Unifi, Inc.(b)	399	9,947
Universal Electronics, Inc.(b)	145	8,438
Urban Outfitters, Inc.(b)	1,656	56,138
Veoneer, Inc. (Sweden)(b)(c)	1,369	37,620
Vera Bradley, Inc.(b)	761	7,222
Vista Outdoor, Inc.(b)	1,525	48,205
Visteon Corp.(b)	306	38,914
Wayfair, Inc., Class A(b)	128	36,989
Wendy’s Co. (The)	1,221	24,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Wingstop, Inc.	20	$2,723
Winmark Corp.	18	3,177
Winnebago Industries, Inc.	285	19,836
Wolverine World Wide, Inc.	1,778	62,141
WW International, Inc.(b)	227	6,694
Wyndham Hotels & Resorts, Inc.	787	51,375
YETI Holdings, Inc.(b)	119	8,184
Zumiez, Inc.(b)	357	16,094

		7,191,006

Consumer Staples-3.63%
Alico, Inc.	60	1,778
Andersons, Inc. (The)	2,996	78,315
B&G Foods, Inc.(c)	793	24,052
Boston Beer Co., Inc. (The), Class A(b)	24	24,689
Calavo Growers, Inc.	134	10,084
Cal-Maine Foods, Inc.(b)	278	10,592
Central Garden & Pet Co., Class A(b)	603	25,031
Chefs’ Warehouse, Inc. (The)(b)	572	17,812
Coca-Cola Consolidated, Inc.	77	19,763
Coty, Inc., Class A	10,321	79,162
Darling Ingredients, Inc.(b)	1,741	109,753
Edgewell Personal Care Co.	830	25,390
elf Beauty, Inc.(b)	206	5,284
Energizer Holdings, Inc.	419	17,514
Farmer Brothers Co.(b)	473	3,694
Flowers Foods, Inc.	1,458	31,712
Fresh Del Monte Produce, Inc.	957	24,633
Freshpet, Inc.(b)	23	3,585
Hain Celestial Group, Inc. (The)(b)	605	25,519
Herbalife Nutrition Ltd.(b)	713	32,071
Hostess Brands, Inc.(b)	1,190	17,124
Ingles Markets, Inc., Class A	550	28,578
Inter Parfums, Inc.	115	8,415
J&J Snack Foods Corp.	94	14,923
John B. Sanfilippo & Son, Inc.	98	8,473
Lamb Weston Holdings, Inc.	718	57,275
Lancaster Colony Corp.	105	18,340
Medifast, Inc.	78	19,733
MGP Ingredients, Inc.	86	5,494
National Beverage Corp.(c)	132	6,291
Natural Grocers by Vitamin Cottage, Inc.	136	1,915
Nomad Foods Ltd. (United Kingdom)(b)	1,409	33,281
Nu Skin Enterprises, Inc., Class A	656	33,574
Pilgrim’s Pride Corp.(b)	700	15,673
PriceSmart, Inc.	325	31,346
Sanderson Farms, Inc.	186	28,365
Seaboard Corp.	4	13,253
Seneca Foods Corp., Class A(b)	281	15,303
Simply Good Foods Co. (The)(b)	434	12,660
SpartanNash Co.	2,193	39,978
Spectrum Brands Holdings, Inc.	993	77,007
Sprouts Farmers Market, Inc.(b)	1,621	34,219
Tootsie Roll Industries, Inc.(c)	214	6,593
TreeHouse Foods, Inc.(b)	683	34,164
Turning Point Brands, Inc.	57	2,804
Universal Corp.	498	25,308
USANA Health Sciences, Inc.(b)	98	9,512
Vector Group Ltd.	1,131	15,438

	Shares	Value
Consumer Staples-(continued)
WD-40 Co.	36	$11,223
Weis Markets, Inc.	261	13,950

		1,210,645

Energy-6.80%
Arch Resources, Inc.	1,265	60,619
Archrock, Inc.	3,677	37,910
Berry Corp.	4,400	21,824
Bonanza Creek Energy, Inc.(b)	649	20,723
Cactus, Inc., Class A	527	16,795
Callon Petroleum Co.(b)	4,495	114,937
Centennial Resource Development, Inc.,
Class A(b)	29,490	116,780
ChampionX Corp.(b)	2,573	54,728
Clean Energy Fuels Corp.(b)	1,645	21,451
Comstock Resources, Inc.(b)	854	4,876
CONSOL Energy, Inc.(b)	2,621	28,333
Continental Resources, Inc.(b)(c)	2,199	53,172
Core Laboratories N.V	543	19,298
DHT Holdings, Inc.	1,482	8,270
DMC Global, Inc.	153	9,637
Dorian LPG Ltd.(b)	971	12,089
Dril-Quip, Inc.(b)	439	14,908
Equitrans Midstream Corp.	4,729	34,191
Exterran Corp.(b)	2,672	14,616
Frank’s International N.V.(b)	2,950	13,363
Golar LNG Ltd. (Cameroon)(b)	2,595	29,297
Green Plains, Inc.(b)	2,485	62,920
Helix Energy Solutions Group, Inc.(b)	7,557	37,029
International Seaways, Inc.	377	6,537
Kosmos Energy Ltd. (Ghana)	18,245	56,195
Laredo Petroleum, Inc.(b)	1,118	36,436
Liberty Oilfield Services, Inc., Class A	3,385	39,571
Magnolia Oil & Gas Corp., Class A(b)	4,364	52,630
Matador Resources Co.(b)	3,747	78,275
Nabors Industries Ltd.(c)	2,704	300,171
NACCO Industries, Inc., Class A	78	1,945
Navigator Holdings Ltd., (Acquired 06/19/2019; Cost $7,349)(b)(d)	947	9,489
Newpark Resources, Inc.(b)	5,974	20,670
Nordic American Tankers Ltd.(c)	1,175	3,490
Northern Oil and Gas, Inc.(b)(c)	1,025	13,612
Oceaneering International, Inc.(b)	3,814	45,005
Oil States International, Inc.(b)	5,307	38,900
Par Pacific Holdings, Inc.(b)	3,062	54,105
ProPetro Holding Corp.(b)	4,008	45,972
QEP Resources, Inc.	51,052	175,619
Renewable Energy Group, Inc.(b)	632	49,151
REX American Resources Corp.(b)	74	6,961
RPC, Inc.(b)	1,745	11,081
Scorpio Tankers, Inc. (Monaco)(c)	926	13,668
Select Energy Services, Inc., Class A(b)	3,334	21,071
SM Energy Co.	13,127	181,940
Teekay Corp. (Bermuda)(b)(c)	5,024	15,976
Texas Pacific Land Corp.	27	29,809
Tidewater, Inc.(b)	1,735	21,618
US Silica Holdings, Inc.	9,676	128,788
W&T Offshore, Inc.(b)(c)	1,685	5,544

		2,271,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-4.64%
AMERISAFE, Inc.	167	$9,773
Argo Group International Holdings Ltd.	818	37,800
Artisan Partners Asset Management, Inc.,
Class A	768	36,480
BGC Partners, Inc., Class A	7,018	31,441
Blucora, Inc.(b)	830	13,446
Brightsphere Investment Group, Inc.	1,511	27,349
Brown & Brown, Inc.	1,112	51,041
Cannae Holdings, Inc.(b)	99	3,698
Citizens, Inc.(b)	667	4,049
Cohen & Steers, Inc.	109	7,017
Compass Diversified Holdings	857	20,268
Cowen, Inc., Class A	604	20,445
Crawford & Co., Class A	666	6,260
Credit Acceptance Corp.(b)(c)	106	38,480
Diamond Hill Investment Group, Inc.	53	7,518
Donegal Group, Inc., Class A	301	4,124
Donnelley Financial Solutions, Inc.(b)	899	23,365
eHealth, Inc.(b)(c)	23	1,367
Employers Holdings, Inc.	570	18,975
Encore Capital Group, Inc.(b)	485	16,209
Enova International, Inc.(b)	2,554	78,408
Erie Indemnity Co., Class A	98	23,726
Essent Group Ltd.	1,243	51,249
Evercore, Inc., Class A	677	81,084
EZCORP, Inc., Class A(b)	1,871	8,981
FactSet Research Systems, Inc.	115	34,950
Federated Hermes, Inc., Class B	1,034	27,629
FirstCash, Inc.	381	24,125
Focus Financial Partners, Inc., Class A(b)	294	13,821
Freedom Holding Corp. (Kazakhstan)(b)	59	3,185
Goosehead Insurance, Inc., Class A	31	4,016
Green Dot Corp., Class A(b)	526	24,859
Greenhill & Co., Inc.	605	9,129
Hamilton Lane, Inc., Class A	68	6,079
Heritage Insurance Holdings, Inc.	644	6,253
Houlihan Lokey, Inc.	331	21,038
James River Group Holdings Ltd.	838	38,473
Kinsale Capital Group, Inc.	48	8,451
LendingTree, Inc.(b)	40	10,755
MarketAxess Holdings, Inc.	33	18,346
Mercury General Corp.	524	30,602
Moelis & Co., Class A	773	39,918
Morningstar, Inc.	71	15,922
NMI Holdings, Inc., Class A(b)	874	19,980
Oppenheimer Holdings, Inc., Class A	337	12,772
Piper Sandler Cos	310	32,959
PJT Partners, Inc., Class A	176	12,271
PRA Group, Inc.(b)	370	13,638
Primerica, Inc.	402	56,774
ProAssurance Corp.	1,480	36,630
Protective Insurance Corp., Class B	385	8,820
RLI Corp.	248	25,876
Safety Insurance Group, Inc.	152	12,020
SEI Investments Co.	794	44,464
Selective Insurance Group, Inc.	759	51,483
SiriusPoint Ltd. (Bermuda)(b)	1,717	17,531
State Auto Financial Corp.	200	3,748
Stewart Information Services Corp.	511	24,119
Trupanion, Inc.(b)	71	6,870

	Shares	Value
Financials-(continued)
United Fire Group, Inc.	494	$14,548
United Insurance Holdings Corp.	569	3,539
Universal Insurance Holdings, Inc.	671	9,991
Virtu Financial, Inc., Class A	604	16,471
Virtus Investment Partners, Inc.	72	18,065
Waddell & Reed Financial, Inc., Class A	1,775	44,535
Walker & Dunlop, Inc.	543	54,115
Westwood Holdings Group, Inc.	177	3,053
WisdomTree Investments, Inc.	1,487	7,881
World Acceptance Corp.(b)	293	37,079

		1,549,336

Health Care-7.88%
ABIOMED, Inc.(b)	99	32,130
AC Immune S.A. (Switzerland)(b)	171	1,298
Acadia Healthcare Co., Inc.(b)	1,354	74,795
Acceleron Pharma, Inc.(b)	2	272
Accuray, Inc.(b)	605	3,013
AdaptHealth Corp.(b)	44	1,354
Addus HomeCare Corp.(b)	51	5,486
Alkermes PLC(b)	800	15,232
Allscripts Healthcare Solutions, Inc.(b)	3,313	51,120
Alnylam Pharmaceuticals, Inc.(b)	12	1,777
Amedisys, Inc.(b)	90	22,828
AMN Healthcare Services, Inc.(b)	508	37,018
Amneal Pharmaceuticals, Inc.(b)	1,918	10,338
Amphastar Pharmaceuticals, Inc.(b)	211	3,699
AngioDynamics, Inc.(b)	488	10,224
ANI Pharmaceuticals, Inc.(b)	82	2,386
Anika Therapeutics, Inc.(b)	135	4,954
Antares Pharma, Inc.(b)	125	531
Apollo Medical Holdings, Inc.(b)	177	4,381
Arrowhead Pharmaceuticals, Inc.(b)	97	7,727
AtriCure, Inc.(b)	46	3,002
Atrion Corp.	5	3,125
Avanos Medical, Inc.(b)	270	12,415
AxoGen, Inc.(b)	72	1,591
BioMarin Pharmaceutical, Inc.(b)	257	19,900
Bio-Rad Laboratories, Inc., Class A(b)	90	52,605
Bio-Techne Corp.	60	21,701
Brookdale Senior Living, Inc.(b)	9,193	53,503
Bruker Corp.	364	22,197
Cantel Medical Corp.	270	20,056
Cardiovascular Systems, Inc.(b)	59	2,437
CareDx, Inc.(b)	30	2,372
Catalent, Inc.(b)	370	42,073
Charles River Laboratories International, Inc.(b) .	170	48,644
Chemed Corp.	53	23,596
Codexis, Inc.(b)	42	929
Collegium Pharmaceutical, Inc.(b)	133	3,137
Community Health Systems, Inc.(b)	15,854	135,710
Computer Programs & Systems, Inc.	137	4,309
CONMED Corp.	143	17,598
Corcept Therapeutics, Inc.(b)	459	11,544
CorVel Corp.(b)	70	7,105
CRISPR Therapeutics AG (Switzerland)(b)	33	4,148
Cross Country Healthcare, Inc.(b)	801	8,899
CryoLife, Inc.(b)	137	3,459
CryoPort, Inc.(b)	21	1,248
DexCom, Inc.(b)	32	12,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Dicerna Pharmaceuticals, Inc.(b)	129	$3,480
Eagle Pharmaceuticals, Inc.(b)	91	4,049
Emergent BioSolutions, Inc.(b)	115	11,040
Enanta Pharmaceuticals, Inc.(b)	81	3,995
Endo International PLC(b)	2,975	23,592
Ensign Group, Inc. (The)	390	31,988
Evolent Health, Inc., Class A(b)	994	20,029
Exact Sciences Corp.(b)	68	9,256
Exelixis, Inc.(b)	848	18,368
FibroGen, Inc.(b)	75	3,752
Fluidigm Corp.(b)(c)	97	446
Glaukos Corp.(b)	71	6,714
Global Cord Blood Corp. (Hong Kong)(b)	682	2,837
Globus Medical, Inc., Class A(b)	317	19,812
Guardant Health, Inc.(b)	21	3,091
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	3	643
Haemonetics Corp.(b)	175	22,137
Halozyme Therapeutics, Inc.(b)	37	1,674
Hanger, Inc.(b)	336	7,385
HealthEquity, Inc.(b)	154	12,682
HealthStream, Inc.(b)	168	3,914
Heska Corp.(b)	20	3,768
Hill-Rom Holdings, Inc.	343	36,588
HMS Holdings Corp.(b)	360	13,243
Horizon Therapeutics PLC(b)	471	42,819
ICU Medical, Inc.(b)	79	16,392
IDEXX Laboratories, Inc.(b)	109	56,699
Incyte Corp.(b)	313	24,621
Innoviva, Inc.(b)	372	4,252
Inogen, Inc.(b)	94	4,934
Inovalon Holdings, Inc., Class A(b)	500	12,280
Inspire Medical Systems, Inc.(b)	5	1,164
Insulet Corp.(b)	32	8,291
Integer Holdings Corp.(b)	199	17,550
Integra LifeSciences Holdings Corp.(b)	334	22,826
Intersect ENT, Inc.(b)	39	890
Invacare Corp.	804	7,316
Ionis Pharmaceuticals, Inc.(b)	341	17,868
iRhythm Technologies, Inc.(b)	7	1,126
Ironwood Pharmaceuticals, Inc.(b)	18	166
Lannett Co., Inc.(b)	847	5,133
Lantheus Holdings, Inc.(b)	297	5,548
LeMaitre Vascular, Inc.	60	3,083
Lexicon Pharmaceuticals, Inc.(b)(c)	695	4,997
LHC Group, Inc.(b)	110	19,988
LivaNova PLC(b)	269	20,858
Luminex Corp.	125	4,065
Magellan Health, Inc.(b)	552	51,513
Masimo Corp.(b)	58	14,542
MEDNAX, Inc.(b)	3,146	76,857
Medpace Holdings, Inc.(b)	98	15,918
MeiraGTx Holdings PLC(b)	55	816
Meridian Bioscience, Inc.(b)	173	3,647
Merit Medical Systems, Inc.(b)	259	14,431
Mesa Laboratories, Inc.	9	2,447
ModivCare, Inc.(b)	132	16,930
Molecular Templates, Inc.(b)	5	55
Myriad Genetics, Inc.(b)	775	23,630
National HealthCare Corp.	174	12,102

	Shares	Value
Health Care-(continued)
National Research Corp	56	$2,894
Natus Medical, Inc.(b)	253	6,555
Neogen Corp.(b)	101	8,274
NeoGenomics, Inc.(b)	164	8,359
Neurocrine Biosciences, Inc.(b)	68	7,447
Nevro Corp.(b)	18	2,973
NextGen Healthcare, Inc.(b)	511	9,556
Novocure Ltd.(b)	33	4,920
NuVasive, Inc.(b)	258	15,565
Omnicell, Inc.(b)	174	22,081
OPKO Health, Inc.(b)(c)	2,070	9,315
Option Care Health, Inc.(b)	158	3,032
OraSure Technologies, Inc.(b)	169	1,791
Orthofix Medical, Inc.(b)	136	6,325
OrthoPediatrics Corp.(b)	6	327
Owens & Minor, Inc	5,811	197,632
Pacira BioSciences, Inc.(b)	112	8,232
Patterson Cos., Inc	2,156	66,965
Penumbra, Inc.(b)(c)	34	9,671
PerkinElmer, Inc	387	48,797
PetIQ, Inc.(b)(c)	138	4,757
Phibro Animal Health Corp., Class A	266	5,738
PRA Health Sciences, Inc.(b)	322	47,466
Premier, Inc., Class A	711	24,046
Prestige Consumer Healthcare, Inc.(b)	410	17,101
PTC Therapeutics, Inc.(b)	28	1,599
Quidel Corp.(b)	33	5,421
R1 RCM, Inc.(b)	611	16,888
RadNet, Inc.(b)	456	8,409
Repligen Corp.(b)	43	9,133
Seagen, Inc.(b)	47	7,102
Select Medical Holdings Corp.(b)	2,059	65,167
Simulations Plus, Inc	15	1,076
STAAR Surgical Co.(b)	43	4,472
Supernus Pharmaceuticals, Inc.(b)	308	8,276
Surgalign Holdings, Inc.(b)	957	2,335
Surgery Partners, Inc.(b)	573	22,616
SurModics, Inc.(b)	36	1,877
Syneos Health, Inc.(b)	456	35,272
Tabula Rasa HealthCare, Inc.(b)(c)	27	1,095
Tactile Systems Technology, Inc.(b)	26	1,321
Tandem Diabetes Care, Inc.(b)	24	2,304
Taro Pharmaceutical Industries Ltd.(b)	120	8,580
Teladoc Health, Inc.(b)	40	8,844
Teleflex, Inc	102	40,608
Tivity Health, Inc.(b)	834	19,849
Travere Therapeutics, Inc.(b)	59	1,818
United Therapeutics Corp.(b)	163	27,250
US Physical Therapy, Inc	71	8,324
Vanda Pharmaceuticals, Inc.(b)	302	5,632
Varex Imaging Corp.(b)	407	9,333
Varian Medical Systems, Inc.(b)	333	58,365
Veeva Systems, Inc., Class A(b)	109	30,532
Veracyte, Inc.(b)	39	2,264
Vericel Corp.(b)	54	2,607
Vocera Communications, Inc.(b)	121	5,184
Voyager Therapeutics, Inc.(b)	70	397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
West Pharmaceutical Services, Inc.	134	$37,607
Zynex, Inc.(b)(c)	14	203

		2,632,411

Industrials-22.52%
AAON, Inc.	110	8,481
AAR Corp.	982	39,064
ABM Industries, Inc.	1,282	55,357
ACCO Brands Corp.	3,369	27,289
Acuity Brands, Inc.	505	62,267
Advanced Drainage Systems, Inc.	325	35,757
Aegion Corp.(b)	748	19,336
Aerojet Rocketdyne Holdings, Inc.(b)(c)	416	21,328
AeroVironment, Inc.(b)	64	7,045
Air Transport Services Group, Inc.(b)	789	20,940
Alamo Group, Inc.	97	14,805
Alaska Air Group, Inc.	1,027	66,776
Albany International Corp., Class A	254	20,079
Allegiant Travel Co.	79	19,923
Allegion PLC	402	43,730
Altra Industrial Motion Corp.	909	52,649
AMERCO	110	63,219
Ameresco, Inc., Class A(b)	65	3,713
American Woodmark Corp.(b)	288	26,902
Apogee Enterprises, Inc.	684	25,582
Applied Industrial Technologies, Inc.	507	43,283
ArcBest Corp.	1,071	63,178
Arcosa, Inc.	649	36,818
Argan, Inc.	77	3,852
Armstrong World Industries, Inc.	265	22,679
ASGN, Inc.(b)	561	52,156
Astec Industries, Inc.	269	18,270
Astronics Corp.(b)	1,032	16,306
Atkore, Inc.(b)	598	40,455
Atlas Air Worldwide Holdings, Inc.(b)	843	46,475
Axon Enterprise, Inc.(b)	82	13,570
AZZ, Inc.	380	19,414
Barnes Group, Inc.	655	34,289
Barrett Business Services, Inc.	137	9,754
Beacon Roofing Supply, Inc.(b)	1,714	81,981
Bloom Energy Corp., Class A(b)	414	11,811
Boise Cascade Co.	912	45,545
Brady Corp., Class A	354	18,553
BrightView Holdings, Inc.(b)	686	10,914
Brink’s Co. (The)	711	54,626
BWX Technologies, Inc.	415	24,074
CAI International, Inc.	745	32,780
Casella Waste Systems, Inc., Class A(b)	112	6,487
CBIZ, Inc.(b)	476	14,351
Chart Industries, Inc.(b)	400	57,236
Cimpress PLC (Ireland)(b)	389	38,542
CIRCOR International, Inc.(b)	644	22,933
Clarivate PLC (United Kingdom)(b)	320	7,280
Clean Harbors, Inc.(b)	554	47,173
Colfax Corp.(b)	1,158	51,357
Columbus McKinnon Corp.	331	16,663
Comfort Systems USA, Inc.	542	33,571
Copa Holdings S.A., Class A (Panama)	276	25,301
Copart, Inc.(b)	528	57,636
CoreCivic, Inc.	2,725	19,566

	Shares	Value
Industrials-(continued)
CoreLogic, Inc.	554	$46,902
Cornerstone Building Brands, Inc.(b)	1,687	19,215
Costamare, Inc. (Monaco)	1,682	16,231
CoStar Group, Inc.(b)	56	46,131
Covanta Holding Corp.	2,401	33,734
CRA International, Inc.	113	6,234
Crane Co.	705	59,121
CSW Industrials, Inc.	92	11,552
Cubic Corp.	308	21,391
Curtiss-Wright Corp.	396	43,754
Deluxe Corp.	1,494	59,058
Donaldson Co., Inc.	794	46,775
Douglas Dynamics, Inc.	204	9,829
Ducommun, Inc.(b)	181	9,846
DXP Enterprises, Inc.(b)	489	14,690
Dycom Industries, Inc.(b)	594	45,489
Echo Global Logistics, Inc.(b)	878	24,461
Encore Wire Corp.	281	18,414
Energy Recovery, Inc.(b)	109	1,918
Enerpac Tool Group Corp.	540	13,338
EnerSys.	487	43,966
Ennis, Inc.	333	6,600
EnPro Industries, Inc.	402	32,297
ESCO Technologies, Inc.	135	14,265
Evoqua Water Technologies Corp.(b)	448	10,998
Exponent, Inc.	135	13,023
Federal Signal Corp.	400	14,564
Flowserve Corp.	1,658	61,346
Forrester Research, Inc.(b)	76	3,434
Forward Air Corp.	354	30,363
Franklin Electric Co., Inc.	272	20,416
FTI Consulting, Inc.(b)	216	24,743
GATX Corp.	647	61,743
Genco Shipping & Trading Ltd.	1,674	17,577
Generac Holdings, Inc.(b)	180	59,321
Gibraltar Industries, Inc.(b)	255	22,274
GMS, Inc.(b)	1,091	39,931
Gorman-Rupp Co. (The)	157	5,022
Graco, Inc.	634	43,968
GrafTech International Ltd.	1,723	20,383
Granite Construction, Inc.	1,652	56,796
Great Lakes Dredge & Dock Corp.(b)	1,088	16,527
Greenbrier Cos., Inc. (The)	1,104	51,943
Griffon Corp.	809	19,901
H&E Equipment Services, Inc.	992	30,683
Harsco Corp.(b)	1,384	22,642
Hawaiian Holdings, Inc.	733	19,659
Healthcare Services Group, Inc.	577	16,416
Heartland Express, Inc.	363	6,607
HEICO Corp.	286	35,973
Heidrick & Struggles International, Inc.	352	12,633
Helios Technologies, Inc.	230	15,042
Herc Holdings, Inc.(b)	1,151	101,012
Heritage-Crystal Clean, Inc.(b)	213	5,585
Herman Miller, Inc.	1,110	42,574
Hexcel Corp.	1,374	73,866
Hillenbrand, Inc.	854	39,677
HNI Corp.	994	35,376
Hub Group, Inc., Class A(b)	633	36,448
Huron Consulting Group, Inc.(b)	242	12,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Hyster-Yale Materials Handling, Inc.	233	$19,933
ICF International, Inc.	205	17,107
Ingersoll Rand, Inc.(b)	1,033	47,869
Insperity, Inc.	622	55,171
Insteel Industries, Inc.	233	7,195
Interface, Inc.	1,482	18,406
ITT, Inc.	704	58,418
JELD-WEN Holding, Inc.(b)	1,643	48,715
JetBlue Airways Corp.(b)	3,486	64,247
John Bean Technologies Corp.	216	31,875
Kadant, Inc.	79	13,746
Kaman Corp.	282	13,722
KBR, Inc.	2,058	63,798
Kelly Services, Inc., Class A	2,446	50,926
Kennametal, Inc.	1,101	41,133
Kforce, Inc.	370	19,000
Kimball International, Inc., Class B	581	7,518
Kirby Corp.(b)	783	48,984
Knoll, Inc.	1,195	19,490
Korn Ferry	910	56,011
Kratos Defense & Security Solutions, Inc.(b)	395	10,863
Landstar System, Inc.	356	57,010
Lawson Products, Inc.(b)	73	3,869
LB Foster Co., Class A(b)	328	5,560
Lennox International, Inc.	222	62,109
Lincoln Electric Holdings, Inc.	555	65,551
Lindsay Corp.	49	7,852
Luxfer Holdings PLC (United Kingdom)	227	4,349
Lydall, Inc.(b)	722	25,147
Manitowoc Co., Inc. (The)(b)	527	8,585
ManTech International Corp., Class A	329	25,715
Marten Transport Ltd.	496	8,025
Masonite International Corp.(b)	353	38,731
Matrix Service Co.(b)	1,083	14,696
Matson, Inc.	833	57,702
Matthews International Corp., Class A	738	26,347
Maxar Technologies, Inc.	1,539	73,641
McGrath RentCorp.	219	17,008
Mercury Systems, Inc.(b)	136	8,889
Meritor, Inc.(b)	1,730	52,540
Middleby Corp. (The)(b)	502	73,498
Moog, Inc., Class A	717	55,682
MRC Global, Inc.(b)	6,272	54,817
MSA Safety, Inc.	134	21,573
MSC Industrial Direct Co., Inc., Class A	644	55,468
Mueller Industries, Inc.	799	32,471
Mueller Water Products, Inc., Class A	1,317	16,976
MYR Group, Inc.(b)	409	24,111
National Presto Industries, Inc.	48	4,912
Navistar International Corp.(b)	1,033	45,514
NN, Inc.(b)	2,083	12,727
Nordson Corp.	194	37,328
NOW, Inc.(b)	3,662	38,927
NV5 Global, Inc.(b)	84	8,674
nVent Electric PLC.	2,279	59,847
Omega Flex, Inc.	16	2,760
Park Aerospace Corp.	351	4,875
Park-Ohio Holdings Corp.	576	18,622
PGT Innovations, Inc.(b)	624	14,720
Pitney Bowes, Inc.	11,937	101,226

	Shares	Value
Industrials-(continued)
Powell Industries, Inc.	165	$5,136
Primoris Services Corp.	1,362	45,586
Proto Labs, Inc.(b)	81	11,800
Quanex Building Products Corp.	853	20,753
Raven Industries, Inc.	285	11,172
RBC Bearings, Inc.(b)	112	22,295
Regal Beloit Corp.	623	85,145
Resideo Technologies, Inc.(b)	4,544	109,147
Resources Connection, Inc.	646	8,243
REV Group, Inc.	1,180	14,656
Rexnord Corp.	870	39,107
Rollins, Inc.	410	13,600
Rush Enterprises, Inc., Class A	1,558	66,106
Saia, Inc.(b)	174	34,892
Schneider National, Inc., Class B	1,926	44,548
SEACOR Holdings, Inc.(b)	374	15,899
Shyft Group, Inc. (The)	255	8,387
Simpson Manufacturing Co., Inc.	274	26,704
SiteOne Landscape Supply, Inc.(b)	138	21,874
SkyWest, Inc.	526	29,651
SP Plus Corp.(b)	653	21,647
Spirit Airlines, Inc.(b)	1,289	46,249
SPX Corp.(b)	329	18,289
SPX FLOW, Inc.(b)	518	31,888
Standex International Corp.	178	17,455
Steelcase, Inc., Class A	2,551	35,561
Stericycle, Inc.(b)	670	43,463
Sunrun, Inc.(b)	385	24,093
Systemax, Inc.	279	10,072
Team, Inc.(b)	2,051	22,746
Teledyne Technologies, Inc.(b)	116	43,036
Tennant Co.	155	11,811
Terex Corp.	2,008	82,689
Tetra Tech, Inc.	391	54,103
Thermon Group Holdings, Inc.(b)	335	6,844
Timken Co. (The)	1,094	85,715
Titan Machinery, Inc.(b)	702	17,199
Toro Co. (The)	448	45,145
TPI Composites, Inc.(b)	311	14,822
TransUnion	563	47,410
Trex Co., Inc.(b)	175	16,037
TriMas Corp.(b)	519	17,433
TriNet Group, Inc.(b)	378	30,342
Triton International Ltd. (Bermuda)	1,448	83,665
Triumph Group, Inc.	1,872	27,275
TrueBlue, Inc.(b)	1,175	24,475
Tutor Perini Corp.(b)	3,100	45,570
UFP Industries, Inc.	742	45,262
UniFirst Corp.	160	38,766
Universal Logistics Holdings, Inc.	253	5,923
Upwork, Inc.(b)	129	6,951
US Ecology, Inc.(b)	253	9,667
Valmont Industries, Inc.	273	64,573
Veritiv Corp.(b)	3,179	75,597
Viad Corp.	760	31,798
Vicor Corp.(b)	32	3,152
Wabash National Corp.	2,164	35,879
Watsco, Inc.	260	63,206
Watts Water Technologies, Inc., Class A	225	25,670
Werner Enterprises, Inc.	645	27,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
WillScot Mobile Mini Holdings Corp.(b)	456	$12,645
Woodward, Inc.	644	73,558

		7,521,362

Information Technology-13.61%
2U, Inc.(b)	141	5,588
3D Systems Corp.(b)	804	28,815
8x8, Inc.(b)	102	3,489
A10 Networks, Inc.(b)	164	1,532
Acacia Communications, Inc.(b)	99	11,384
ACI Worldwide, Inc.(b)	618	23,645
ACM Research, Inc., Class A(b)	14	1,360
ADTRAN, Inc.	496	8,353
Advanced Energy Industries, Inc.	161	16,816
Advanced Micro Devices, Inc.(b)	682	57,636
Agilysys, Inc.(b)	70	4,171
Alarm.com Holdings, Inc.(b)	73	6,415
Altair Engineering, Inc., Class A(b)	126	7,760
Alteryx, Inc., Class A(b)	30	2,868
Ambarella, Inc.(b)	98	11,024
Amkor Technology, Inc.	4,072	97,280
Anaplan, Inc.(b)	59	3,834
ANSYS, Inc.(b)	160	54,558
AppFolio, Inc., Class A(b)	19	3,116
Appian Corp.(b)(c)	29	4,985
Applied Optoelectronics, Inc.(b)(c)	288	2,686
Arista Networks, Inc.(b)	181	50,651
Arlo Technologies, Inc.(b)	912	6,348
Aspen Technology, Inc.(b)	225	33,865
AudioCodes Ltd. (Israel)	59	1,681
Avalara, Inc.(b)	26	4,080
Avaya Holdings Corp.(b)	2,142	63,553
Avid Technology, Inc.(b)	191	3,703
Axcelis Technologies, Inc.(b)	190	7,005
Badger Meter, Inc.	106	11,511
Belden, Inc.	996	44,033
Benchmark Electronics, Inc.	1,309	37,176
Benefitfocus, Inc.(b)	61	927
Black Knight, Inc.(b)	320	24,541
Blackbaud, Inc.	214	14,727
Blackline, Inc.(b)	51	6,325
Bottomline Technologies (DE), Inc.(b)	176	7,899
Box,Inc.,Class A(b)	323	5,927
Brightcove, Inc.(b)	135	2,940
Brooks Automation, Inc.	276	22,952
CalAmp Corp.(b)	683	7,629
Calix, Inc.(b)	196	7,744
Cardtronics PLC, Class A(b)	801	30,879
Casa Systems, Inc.(b)	361	2,964
CDK Global, Inc.	922	46,229
CEVA, Inc.(b)	72	4,409
ChannelAdvisor Corp.(b)	96	2,170
Ciena Corp.(b)	794	41,423
Cirrus Logic, Inc.(b)	341	27,887
Cloudera, Inc.(b)	1,262	20,369
CMC Materials, Inc.	136	23,188
Cognex Corp.	364	30,063
Cognyte Software Ltd. (Israel)(b)	469	13,540
Coherent, Inc.(b)	151	36,533
Cohu, Inc.	394	17,119

	Shares	Value
Information Technology-(continued)
CommVault Systems, Inc.(b)	304	$19,374
Comtech Telecommunications Corp.	488	13,117
Conduent, Inc.(b)	19,191	103,248
Cornerstone OnDemand, Inc.(b)	176	8,892
Coupa Software, Inc.(b)	23	7,964
Cree, Inc.(b)	449	50,944
CSG Systems International, Inc.	255	11,768
CTS Corp.	322	10,359
Daktronics, Inc.	953	5,156
Diebold Nixdorf, Inc.(b)	3,976	57,732
Digi International, Inc.(b)	302	7,055
Diodes, Inc.(b)	288	22,614
DocuSign, Inc.(b)	137	31,052
Dolby Laboratories, Inc., Class A	772	75,370
Dropbox, Inc., Class A(b)	1,046	23,582
DSP Group, Inc.(b)	94	1,464
Ebix, Inc.	373	9,094
Elastic N.V.(b)	19	2,553
Enphase Energy, Inc.(b)	73	12,852
Entegris, Inc.	514	54,078
Envestnet, Inc.(b)	161	10,307
EPAM Systems, Inc.(b)	104	38,855
ePlus, Inc.(b)	115	10,874
Euronet Worldwide, Inc.(b)	400	60,124
Everbridge, Inc.(b)	14	2,145
EVERTEC, Inc.	296	11,514
Evo Payments, Inc., Class A(b)	444	11,304
ExlService Holdings, Inc.(b)	215	18,193
Extreme Networks, Inc.(b)	2,321	21,284
Fabrinet (Thailand)(b)	260	22,966
Fair Isaac Corp.(b)	68	31,113
FARO Technologies, Inc.(b)	81	7,570
FireEye, Inc.(b)	693	13,389
First Solar, Inc.(b)	565	45,776
Five9, Inc.(b)	26	4,816
FLIR Systems, Inc.	858	45,817
FormFactor, Inc.(b)	343	15,562
Fortinet, Inc.(b)	304	51,330
Gartner, Inc.(b)	384	68,751
Genpact Ltd.	996	40,278
GreenSky, Inc., Class A(b)	3,799	20,211
GTT Communications, Inc.(b)(c)	976	1,835
Guidewire Software, Inc.(b)	147	16,316
Hackett Group, Inc. (The)	212	3,311
Harmonic, Inc.(b)	595	4,608
HubSpot, Inc.(b)	40	20,600
Ichor Holdings Ltd.(b)	304	12,999
II-VI, Inc.(b)	425	35,827
Impinj, Inc.(b)	48	3,071
Infinera Corp.(b)	644	6,327
Inphi Corp.(b)	70	11,521
Inseego Corp.(b)(c)	27	394
Insight Enterprises, Inc.(b)	839	70,132
InterDigital, Inc.	333	21,102
IPG Photonics Corp.(b)	169	38,422
Itron, Inc.(b)	320	37,517
j2 Global, Inc.(b)	348	38,760
Jack Henry & Associates, Inc.	168	24,938
Knowles Corp.(b)	999	20,769
Kulicke & Soffa Industries, Inc. (Singapore)	643	32,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Lattice Semiconductor Corp.(b)	263	$12,656
Limelight Networks, Inc.(b)(c)	349	1,141
Littelfuse, Inc.	176	45,799
LivePerson, Inc.(b)	28	1,837
LiveRamp Holdings, Inc.(b)	417	26,338
Lumentum Holdings, Inc.(b)	370	33,300
MACOM Technology Solutions Holdings, Inc.(b)	137	8,816
MagnaChip Semiconductor Corp. (South Korea)(b)	353	6,598
Manhattan Associates, Inc.(b)	147	18,074
MAXIMUS, Inc.	475	38,608
MaxLinear, Inc.(b)	344	13,681
Methode Electronics, Inc.	383	14,910
MicroStrategy, Inc., Class A(b)	97	72,790
Mimecast Ltd.(b)	105	4,502
MKS Instruments, Inc.	311	51,284
Model N, Inc.(b)	22	932
MongoDB, Inc.(b)	10	3,859
Monolithic Power Systems, Inc.	63	23,595
MTS Systems Corp.	584	34,082
National Instruments Corp.	693	30,769
Net 1 UEPS Technologies, Inc. (South Africa)(b)(c)	603	3,220
NETGEAR, Inc.(b)	328	13,120
NetScout Systems, Inc.(b)	953	26,894
New Relic, Inc.(b)	84	5,136
NIC, Inc.	221	7,671
nLight, Inc.(b)	76	2,897
Novanta, Inc.(b)	69	9,131
Nuance Communications, Inc.(b)	1,756	78,318
Nutanix, Inc., Class A(b)	222	6,723
Okta, Inc.(b)	28	7,321
OneSpan, Inc.(b)	99	2,313
Onto Innovation, Inc.(b)	171	10,681
Opera Ltd., ADR (Norway)(b)	1,098	13,242
OSI Systems, Inc.(b)	168	15,896
Paycom Software, Inc.(b)	45	16,841
Paylocity Holding Corp.(b)	45	8,604
PC Connection, Inc.	381	17,530
PDF Solutions, Inc.(b)	127	2,332
Pegasystems, Inc.	58	7,676
Perficient, Inc.(b)	237	13,199
Photronics, Inc.(b)	869	10,350
Plantronics, Inc.	934	37,818
Plexus Corp.(b)	442	37,119
Pluralsight, Inc., Class A(b)	108	2,224
Power Integrations, Inc.	186	16,437
Progress Software Corp.	255	10,848
Proofpoint, Inc.(b)	122	14,752
PROS Holdings, Inc.(b)	63	2,986
PTC, Inc.(b)	550	75,317
Pure Storage, Inc., Class A(b)	960	22,445
Q2 Holdings, Inc.(b)	27	3,291
QAD, Inc., Class A	64	4,109
Qualys, Inc.(b)	92	8,939
Rambus, Inc.(b)	657	13,784
Rapid7, Inc.(b)	33	2,516
RealPage, Inc.(b)	248	21,521
Ribbon Communications, Inc.(b)	1,579	13,643
RingCentral, Inc., Class A(b)	25	9,454

	Shares	Value
Information Technology-(continued)
Rogers Corp.(b)	119	$21,596
Sabre Corp.	7,903	116,095
SailPoint Technologies Holding, Inc.(b)	197	11,107
ScanSource, Inc.(b)	966	27,473
Semtech Corp.(b)	315	23,093
Silicon Laboratories, Inc.(b)	173	26,943
SMART Global Holdings, Inc.(b)	205	9,571
Smartsheet, Inc., Class A(b)	46	3,186
SolarEdge Technologies, Inc.(b)	111	33,112
Splunk, Inc.(b)	138	19,735
SPS Commerce, Inc.(b)	92	9,267
Square, Inc., Class A(b)	504	115,935
Stratasys Ltd.(b)	527	18,176
Super Micro Computer, Inc.(b)	827	26,985
SVMK, Inc.(b)	175	3,258
Switch, Inc., Class A	381	6,607
Sykes Enterprises, Inc.(b)	545	22,269
Synaptics, Inc.(b)	308	41,281
Tenable Holdings, Inc.(b)	28	1,145
Teradata Corp.(b)	1,340	53,734
Trade Desk, Inc. (The), Class A(b)	26	20,940
TTEC Holdings, Inc.	142	11,948
TTM Technologies, Inc.(b)	2,360	33,323
Tucows, Inc., Class A(b)	33	2,608
Twilio,Inc.,Class A(b)	104	40,860
Tyler Technologies, Inc.(b)	60	27,805
Ultra Clean Holdings, Inc.(b)	456	21,149
Unisys Corp.(b)	396	9,722
Universal Display Corp.	70	14,818
Upland Software, Inc.(b)	62	3,065
Varonis Systems, Inc.(b)	21	3,854
Veeco Instruments, Inc.(b)	363	7,804
Verint Systems, Inc.(b)	447	22,033
Verra Mobility Corp.(b)	455	6,484
ViaSat, Inc.(b)(c)	799	40,861
Viavi Solutions, Inc.(b)	1,184	19,163
Vishay Intertechnology, Inc.	2,002	47,788
WEX, Inc.(b)	271	56,463
Workiva, Inc.(b)	37	3,743
Xperi Holding Corp.	744	15,698
Yext, Inc.(b)	97	1,641
Zendesk, Inc.(b)	99	14,468
Zscaler, Inc.(b)	29	5,946
Zuora, Inc., Class A(b)	137	2,045

		4,544,927

Materials-7.38%
AdvanSix, Inc.(b)	1,232	34,250
Allegheny Technologies, Inc.(b)	4,907	96,472
American Vanguard Corp.	267	5,212
AptarGroup, Inc.	355	46,175
Avient Corp.	1,266	54,716
Balchem Corp.	120	14,323
Cabot Corp.	1,330	65,476
Carpenter Technology Corp.	1,321	53,712
Century Aluminum Co.(b)	1,370	18,810
Chase Corp.	40	4,307
Clearwater Paper Corp.(b)	369	12,919
Cleveland-Cliffs, Inc.	8,600	114,724
Coeur Mining, Inc.(b)	1,522	13,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Commercial Metals Co.	2,352	$59,153
Compass Minerals International, Inc.	372	23,469
Eagle Materials, Inc.	683	85,634
Element Solutions, Inc.	3,094	55,847
Ferro Corp.(b)	888	14,093
Ferroglobe PLC(b)	8,989	33,619
Forterra, Inc.(b)	302	7,028
FutureFuel Corp.	243	3,567
GCP Applied Technologies, Inc.(b)	409	10,139
Glatfelter Corp.	928	14,894
Gold Resource Corp.	368	990
Greif, Inc., Class A	1,267	61,196
H.B. Fuller Co.	787	44,127
Hawkins, Inc.	154	9,640
Haynes International, Inc.	215	6,005
Hecla Mining Co.	4,485	29,287
Ingevity Corp.(b)	334	23,206
Innospec, Inc.	224	22,501
Intrepid Potash, Inc.(b)	352	10,451
Kaiser Aluminum Corp.	313	35,713
Koppers Holdings, Inc.(b)	781	26,093
Kraton Corp.(b)	1,661	61,773
Livent Corp.(b)	1,081	20,128
Materion Corp.	202	13,833
Mercer International, Inc. (Germany)	1,239	19,043
Mesabi Trust(b)(c)	209	5,541
Minerals Technologies, Inc.	523	37,253
Myers Industries, Inc.	411	9,100
Neenah, Inc.	216	11,949
NewMarket Corp.	52	19,707
Orion Engineered Carbons S.A. (Germany)	1,845	32,656
PQ Group Holdings, Inc.	583	8,955
Quaker Chemical Corp.	49	13,837
Rayonier Advanced Materials, Inc.(b)	8,207	75,915
Resolute Forest Products, Inc.(b)	18,250	170,090
Royal Gold, Inc.	172	17,838
Schnitzer Steel Industries, Inc., Class A	1,203	41,552
Schweitzer-Mauduit International, Inc., Class A	462	21,575
Scotts Miracle-Gro Co. (The)	137	29,202
Sealed Air Corp.	1,352	56,649
Sensient Technologies Corp.	372	28,960
Silgan Holdings, Inc.	765	28,733
Stepan Co.	188	22,690
Summit Materials, Inc., Class A(b)	1,844	51,097
SunCoke Energy, Inc.	5,260	33,611
TimkenSteel Corp.(b)	2,895	23,392
Tredegar Corp.	553	8,428
Trinseo S.A.	2,142	138,609
Tronox Holdings PLC, Class A	3,381	62,008
US Concrete, Inc.(b)	498	25,627
Valvoline, Inc.	1,280	31,949
Venator Materials PLC(b)	5,172	19,809
Verso Corp., Class A	1,165	14,562
W.R. Grace & Co.	470	27,852
Warrior Met Coal, Inc.	2,595	49,746
Westlake Chemical Corp.	714	61,111
Worthington Industries, Inc.	903	57,693

		2,463,934

	Shares	Value
Real Estate-5.45%
Alexander & Baldwin, Inc.	996	$17,400
Alexander’s, Inc.	19	5,151
Altisource Portfolio Solutions S.A.(b)	369	3,753
American Assets Trust, Inc.	360	11,189
Americold Realty Trust	580	20,323
Apple Hospitality REIT, Inc.	3,875	55,219
Armada Hoffler Properties, Inc.	969	12,510
Brandywine Realty Trust.	2,386	29,181
Camden Property Trust	395	41,139
Centerspace	111	7,618
Chatham Lodging Trust	1,471	20,491
CorePoint Lodging, Inc.	2,361	21,509
CoreSite Realty Corp.	149	18,135
Corporate Office Properties Trust	721	18,746
CubeSmart	838	30,972
Cushman & Wakefield PLC(b)	4,061	62,864
CyrusOne, Inc.	401	26,318
DiamondRock Hospitality Co.(b)	3,804	38,496
Diversified Healthcare Trust	13,326	59,967
Easterly Government Properties, Inc.	338	7,429
EastGroup Properties, Inc.	123	16,741
Empire State Realty Trust, Inc., Class A	2,601	28,637
Equity LifeStyle Properties, Inc.	440	27,126
eXp World Holdings, Inc.(b)	410	24,760
Extra Space Storage, Inc.	465	58,450
Federal Realty Investment Trust	506	51,192
Forestar Group, Inc.(b)	109	2,321
Franklin Street Properties Corp.	1,347	6,681
GEO Group, Inc. (The)(c)	2,963	21,334
Healthcare Realty Trust, Inc.	581	16,768
Hersha Hospitality Trust	2,346	26,087
Highwoods Properties, Inc.	818	32,687
Howard Hughes Corp. (The)(b)	526	49,902
Lamar Advertising Co., Class A	745	64,509
Life Storage, Inc.	320	26,848
Marcus & Millichap, Inc.(b)	148	5,605
New Senior Investment Group, Inc.	3,120	19,063
Newmark Group, Inc., Class A	6,492	65,050
NexPoint Residential Trust, Inc.	212	8,700
Office Properties Income Trust	853	21,572
Outfront Media, Inc.	2,348	47,617
Pebblebrook Hotel Trust	2,577	58,395
Piedmont Office Realty Trust, Inc., Class A	1,443	24,618
PotlatchDeltic Corp.	485	24,614
PS Business Parks, Inc.	150	21,729
QTS Realty Trust, Inc., Class A(c)	220	13,666
Rayonier, Inc.	795	25,949
RE/MAX Holdings, Inc., Class A	176	7,343
Redfin Corp.(b)	90	6,817
RLJ Lodging Trust	4,271	67,055
RMR Group, Inc. (The), Class A	282	11,334
Ryman Hospitality Properties, Inc.	1,033	79,841
Saul Centers, Inc.	194	6,871
St. Joe Co. (The)	177	8,908
Summit Hotel Properties, Inc.	2,713	28,079
Sun Communities, Inc.	185	28,111
Sunstone Hotel Investors, Inc.	3,520	46,499
Tanger Factory Outlet Centers, Inc.(c)	2,835	44,623
UDR, Inc.	987	40,635
Uniti Group, Inc.	3,336	39,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Universal Health Realty Income Trust	29	$1,797
Urban Edge Properties	1,716	28,314
Washington Prime Group, Inc.(c)	2,989	18,621
Xenia Hotels & Resorts, Inc.	2,781	55,537

		1,819,148

Utilities-1.93%
ALLETE, Inc.	594	36,905
American States Water Co.	125	9,131
Atlantic Power Corp.(b)	2,198	6,308
Avangrid, Inc.	769	35,189
Avista Corp.	773	31,082
Black Hills Corp.	636	37,626
California Water Service Group	285	15,661
Chesapeake Utilities Corp.	98	10,362
Hawaiian Electric Industries, Inc.	1,120	39,155
IDACORP, Inc.	398	34,324
MGE Energy, Inc.	201	12,804
Middlesex Water Co.	59	4,052
National Fuel Gas Co.	987	44,849
New Jersey Resources Corp.	915	35,950
Northwest Natural Holding Co.	226	10,846
NorthWestern Corp.	476	27,836
ONE Gas, Inc.	390	26,118
Ormat Technologies, Inc.	234	20,047
Otter Tail Corp.	351	14,223
PNM Resources, Inc.	808	38,792
Portland General Electric Co.	1,040	43,846

	Shares	Value
Utilities-(continued)
SJW Group	182	$11,408
South Jersey Industries, Inc.	828	20,791
Southwest Gas Holdings, Inc.	579	36,101
Spire, Inc.	519	34,472
Unitil Corp.	137	5,732

		643,610

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $24,293,337)		33,380,827

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.34%
Invesco Private Government Fund, 0.01%(e)(f)(g) .	845,664	845,664
Invesco Private Prime Fund, 0.11%(e)(f)(g)	1,271,163	1,271,672

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,117,336)		2,117,336

TOTAL INVESTMENTS IN SECURITIES-106.31% (Cost $26,410,673)		35,498,163
OTHER ASSETS LESS LIABILITIES-(6.31)%		(2,107,530)

NET ASSETS-100.00%		$33,390,633

Investment Abbreviations:

ADR -American Depositary Receipt

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Restricted security. The aggregate value of these securities at February 28, 2021 was $36,541, which represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$347,320	$(347,320)	$-	$-	$-	$2

Invesco Premier U.S. Government Money Portfolio, Institutional Class	63,744	60,572	(124,316)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$943,582	$4,822,564	$(4,920,482)	$ -	$-	$845,664	$104	*

Invesco Private Prime Fund	317,504	6,134,991	(5,180,951)	-	128	1,271,672	484	*

Total	$1,324,830	$11,365,447	$(10,573,069)	$ -	$128	$2,117,336	$590

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Industrials	22.52

Consumer Discretionary	21.54

Information Technology	13.61

Health Care	7.88

Materials	7.38

Energy	6.80

Real Estate	5.45

Financials	4.64

Communication Services	4.59

Consumer Staples	3.63

Utilities	1.93

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco Defensive Equity ETF (DEF)	Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	Invesco RAFITM Strategic US ETF (IUS)	Invesco RAFITM Strategic US Small Company ETF (IUSS)
Assets:
Unaffiliated investments in securities, at value(a)	$243,885,590	$295,491,710	$24,443,335	$160,317,463	$33,380,827
Affiliated investments in securities, at value	124,995	12,263,455	243,557	721,860	2,117,336
Cash	277	-	-	84	-
Foreign currencies, at value	-	149,480	2,527	-	-
Receivable for:
Dividends	374,691	702,420	10,223	293,382	15,478
Securities lending	-	4,964	159	12,771	2,357
Investments sold.	-	152,399	4	-	90,095
Foreign tax reclaims.	3,497	101,812	266	-	-

Total assets	244,389,050	308,866,240	24,700,071	161,345,560	35,606,093

Liabilities:
Due to custodian	-	69,146	-	-	2,677
Payable for:
Investments purchased	-	185	1	-	1,743
Investments purchased - affiliated broker	-	-	-	-	87,903
Collateral upon return of securities loaned	-	12,263,332	225,807	629,490	2,117,336
Accrued unitary management fees	-	52,301	6,666	23,417	5,801
Accrued advisory fees	92,366	-	-	-	-
Accrued trustees’ and officer’s fees	14,336	-	-	-	-
Accrued expenses.	77,191	-	-	-	-

Total liabilities	183,893	12,384,964	232,474	652,907	2,215,460

Net Assets	$244,205,157	$296,481,276	$24,467,597	$160,692,653	$33,390,633

Net assets consist of:
Shares of beneficial interest	$251,241,398	$257,162,997	$22,644,840	$128,554,010	$22,381,176
Distributable earnings (loss)	(7,036,241)	39,318,279	1,822,757	32,138,643	11,009,457

Net Assets	$244,205,157	$296,481,276	$24,467,597	$160,692,653	$33,390,633

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,220,000	10,350,001	850,001	4,850,001	975,001
Net asset value	$57.87	$28.65	$28.79	$33.13	$34.25

Market price	$57.84	$28.70	$29.01	$33.12	$34.24

Unaffiliated investments in securities, at cost	$223,767,201	$255,391,596	$21,989,710	$129,010,680	$24,293,337

Affiliated investments in securities, at cost	$124,995	$12,263,332	$243,557	$721,860	$2,117,336

Foreign currencies, at cost	$-	$149,437	$1,292	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$11,246,323	$210,588	$607,584	$2,036,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco Defensive Equity ETF (DEF)	Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	Invesco RAFITM Strategic US ETF (IUS)	Invesco RAFITM Strategic US Small Company ETF (IUSS)
Investment income:
Unaffiliated dividend income	$2,276,442	$3,369,652	$183,009	$1,457,313	$176,038
Affiliated dividend income	40	28	4	12	2
Non-cash dividend income	-	317,213	-	40,249	-
Securities lending income	5,921	43,881	919	22,958	30,618
Foreign withholding tax	-	(334,419)	(14,937)	(26)	(199)

Total investment income	2,282,403	3,396,355	168,995	1,520,506	206,459

Expenses:
Unitary management fees	-	307,002	38,070	141,399	36,147
Advisory fees	663,337	-	-	-	-
Accounting & administration fees	15,410	-	-	-	-
Custodian & transfer agent fees	2,472	-	-	-	-
Trustees’ and officer’s fees	6,749	-	-	-	-
Tax expenses	1,650	-	541	-	-
Other expenses	36,526	-	-	-	-

Total expenses	726,144	307,002	38,611	141,399	36,147

Less: Waivers	(5,010)	(194)	(23)	(76)	(9)

Net expenses	721,134	306,808	38,588	141,323	36,138

Net investment income	1,561,269	3,089,547	130,407	1,379,183	170,321

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,583,912)	(35,855)	(510,836)	41,796	(12,379)
Affiliated investment securities	72	751	17	151	128
In-kind redemptions	27,043,846	1,761,829	-	2,101,462	3,498,999
Foreign currencies	-	8,716	(944)	-	-

Net realized gain (loss)	23,460,006	1,735,441	(511,763)	2,143,409	3,486,748

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(19,198,136)	53,336,728	4,880,444	23,098,251	9,079,336
Affiliated investment securities	(23)	123	-	-	-
Foreign currencies	-	(13,007)	114	-	-

Change in net unrealized appreciation (depreciation)	(19,198,159)	53,323,844	4,880,558	23,098,251	9,079,336

Net realized and unrealized gain	4,261,847	55,059,285	4,368,795	25,241,660	12,566,084

Net increase in net assets resulting from operations	$5,823,116	$58,148,832	$4,499,202	$26,620,843	$12,736,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

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43

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Defensive Equity ETF (DEF)		Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$1,561,269	$3,873,136	$3,089,547	$5,916,837
Net realized gain (loss)	23,460,006	(1,001,701)	1,735,441	(1,760,890)
Change in net unrealized appreciation (depreciation)	(19,198,159)	15,395,389	53,323,844	(2,427,464)

Net increase (decrease) in net assets resulting from operations	5,823,116	18,266,824	58,148,832	1,728,483

Distributions to Shareholders from:
Distributable earnings	(3,462,014)	(3,269,976)	(2,549,381)	(6,252,168)

Shareholder Transactions:
Proceeds from shares sold	115,078,381	266,472,439	-	36,888,443
Value of shares repurchased	(180,969,274)	(218,786,765)	(9,150,610)	(17,278,105)

Net increase (decrease) in net assets resulting from share transactions	(65,890,893)	47,685,674	(9,150,610)	19,610,338

Net increase (decrease) in net assets	(63,529,791)	62,682,522	46,448,841	15,086,653

Net assets:
Beginning of period	307,734,948	245,052,426	250,032,435	234,945,782

End of period	$244,205,157	$307,734,948	$296,481,276	$250,032,435

Changes in Shares Outstanding:
Shares sold	2,010,000	4,950,000	-	1,750,000
Shares repurchased	(3,190,000)	(4,150,000)	(350,000)	(850,000)
Shares outstanding, beginning of period	5,400,000	4,600,000	10,700,001	9,800,001

Shares outstanding, end of period	4,220,000	5,400,000	10,350,001	10,700,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)		Invesco RAFITM Strategic US ETF (IUS)		Invesco RAFITM Strategic US Small Company ETF (IUSS)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$130,407	$670,048	$1,379,183	$2,654,781	$170,321	$276,408

(511,763)	(535,107)	2,143,409	4,531,351	3,486,748	105,646

4,880,558	(205,952)	23,098,251	11,519,964	9,079,336	1,360,895

4,499,202	(71,011)	26,620,843	18,706,096	12,736,405	1,742,949

(407,363)	(569,630)	(1,371,327)	(2,563,760)	(145,439)	(296,297)

-	-	-	31,758,289	809,964	8,272,407

-	(4,269,423)	(7,770,041)	(21,875,480)	(9,177,250)	(5,276,381)

-	(4,269,423)	(7,770,041)	9,882,809	(8,367,286)	2,996,026

4,091,839	(4,910,064)	17,479,475	26,025,145	4,223,680	4,442,678

20,375,758	25,285,822	143,213,178	117,188,033	29,166,953	24,724,275

$24,467,597	$20,375,758	$160,692,653	$143,213,178	$33,390,633	$29,166,953

-	-	-	1,250,000	25,000	400,000

-	(200,000)	(250,000)	(850,000)	(300,000)	(250,000)

850,001	1,050,001	5,100,001	4,700,001	1,250,001	1,100,001

850,001	850,001	4,850,001	5,100,001	975,001	1,250,001

45

Financial Highlights

Invesco Defensive Equity ETF (DEF)

	Six Months Ended
	February 28,
	2021		Years Ended August 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$56.99		$53.27	$49.47	$43.25	$39.08	$35.61

Net investment income(a)	0.34		0.75	0.68	0.58	0.67	1.14
Net realized and unrealized gain on investments	1.33		3.62	3.73	6.40	4.35	3.48

Total from investment operations	1.67		4.37	4.41	6.98	5.02	4.62

Distributions to shareholders from:
Net investment income	(0.79)		(0.65)	(0.61)	(0.76)	(0.85)	(1.15)

Net asset value at end of period	$57.87		$56.99	$53.27	$49.47	$43.25	$39.08

Market price at end of period	$57.84	(b)	$57.08 (b)	$53.30 (b)	$49.53 (b)	$43.25	$39.00

Net Asset Value Total Return(c)	2.92%		8.22%	9.27%	16.25%	13.08%	13.37%

Market Price Total Return(c)	2.71%		8.34%	9.20%	16.39%

Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$244,205		$307,735	$245,052	$190,471	$175,171	$168,040
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(d)	0.53%	0.55%	0.59%	0.61%	0.65%
Expenses, prior to Waivers	0.55	%(d)	0.53%	0.55%	0.59%	0.63%	0.74%
Net investment income	1.18	%(d)	1.42%	1.37%	1.25%	1.67%	3.12%
Portfolio turnover rate(e)	50%		136%	145%	136%	194%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period September 10, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.37		$23.97	$25.00

Net investment income(b)	0.29		0.59	0.70
Net realized and unrealized gain (loss) on investments	5.23		(0.56)	(1.24)

Total from investment operations	5.52		0.03	(0.54)

Distributions to shareholders from:
Net investment income	(0.24)		(0.63)	(0.49)

Net asset value at end of period	$28.65		$23.37	$23.97

Market price at end of period(c)	$28.70		$23.34	$23.94

Net Asset Value Total Return(d)	23.83%		0.43%	(2.10	)%(e)

Market Price Total Return(d)	24.20%		0.41%	(2.22	)%(e)

Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$296,481		$250,032	$234,946
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23%	0.24	%(g)
Net investment income	2.31	%(f)	2.56%	2.97	%(g)
Portfolio turnover rate(h)	3%		26%	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (2.10)%. The market price total return from Fund Inception to August 31, 2019 was (2.22)%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		For the Period September 10, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.97		$24.08		$25.00

Net investment income(b)	0.15		0.67		1.06
Net realized and unrealized gain (loss) on investments	5.15		(0.20	)(c)	(1.60)

Total from investment operations	5.30		0.47		(0.54)

Distributions to shareholders from:
Net investment income	(0.48)		(0.58)		(0.38)

Net asset value at end of period	$28.79		$23.97		$24.08

Market price at end of period(d)	$29.01		$24.09		$24.09

Net Asset Value Total Return(e)	22.51%		2.03	%(c)	(2.22	)%(f)

Market Price Total Return(e)	22.82%		2.48%		(2.19	)%(f)

Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,468		$20,376		$25,286
Ratio to average net assets of:
Expenses	0.35	%(g)	0.35%		0.39	%(h)
Net investment income	1.20	%(g)	2.84%		4.35	%(h)
Portfolio turnover rate(i)	6%		19	%(c)	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Amount includes the effect of the Adviser pay-in for an economic loss of $0.07 per share. Had the pay-in not been made, the net asset value total return would have been 1.73%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (1.95)%. The market price total return from Fund Inception to August 31, 2019 was (2.19)%.

(g)	Annualized.
(h)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.04%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)

Invesco RAFITM Strategic US ETF (IUS)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period September 10, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$28.08		$24.93	$25.00

Net investment income(b)	0.28		0.54	0.58
Net realized and unrealized gain (loss) on investments	5.04		3.13	(0.26)

Total from investment operations	5.32		3.67	0.32

Distributions to shareholders from:
Net investment income	(0.27)		(0.52)	(0.39)

Net asset value at end of period	$33.13		$28.08	$24.93

Market price at end of period(c)	$33.12		$28.14	$24.94

Net Asset Value Total Return(d)	19.11%		15.17%	1.45	%(e)

Market Price Total Return(d)	18.82%		15.38%	1.50	%(e)

Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$160,693		$143,213	$117,188
Ratio to average net assets of:
Expenses	0.19	%(f)	0.19%	0.20	%(g)
Net investment income	1.85	%(f)	2.09%	2.41	%(g)
Portfolio turnover rate(h)	1%		15%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was 0.92%. The market price total return from Fund Inception to August 31, 2019 was 0.97%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	For the Period September 10, 2018(a) Through August 31, 2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.33		$22.48	$25.00

Net investment income(b)	0.15		0.24	0.23
Net realized and unrealized gain (loss) on investments	10.89		0.87	(2.55)

Total from investment operations	11.04		1.11	(2.32)

Distributions to shareholders from:
Net investment income	(0.12)		(0.26)	(0.20)

Net asset value at end of period	$34.25		$23.33	$22.48

Market price at end of period(c)	$34.24		$23.38	$22.48

Net Asset Value Total Return(d)	47.51%		5.13%	(9.20	)%(e)

Market Price Total Return(d)	47.15%		5.36%	(9.20	)%(e)

Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,391		$29,167	$24,724
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23%	0.28	%(g)
Net investment income	1.08	%(f)	1.07%	1.05	%(g)
Portfolio turnover rate(h)	4%		28%	20%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (9.34)%. The market price total return from Fund Inception to August 31, 2019 was (9.31)%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.05%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Defensive Equity ETF (DEF)	“Defensive Equity ETF”

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	“RAFITM Strategic Developed ex-US ETF”

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	“RAFITM Strategic Emerging Markets ETF”

Invesco RAFITM Strategic US ETF (IUS)	“RAFITM Strategic US ETF”

Invesco RAFITM Strategic US Small Company ETF (IUSS)	“RAFITM Strategic US Small Company ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Defensive Equity ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Defensive Equity ETF	Invesco Defensive Equity Index

RAFITM Strategic Developed ex-US ETF	Invesco Strategic Developed ex-US Index

RAFITM Strategic Emerging Markets ETF	Invesco Strategic Emerging Markets Index

RAFITM Strategic US ETF	Invesco Strategic US Index

RAFITM Strategic US Small Company ETF	Invesco Strategic US Small Company Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

51

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain

52

an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

China Exposure Risk. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

From time to time, certain companies in which a Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a

53

company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal

54

tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except Defensive Equity ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Defensive Equity ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except Defensive Equity ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of each Fund (except Defensive Equity ETF), including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Defensive Equity ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

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NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall res ponsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Defensive Equity ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Defensive Equity ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expense, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least August 31, 2023.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

RAFITM Strategic Developed ex-US ETF	0.23%

RAFITM Strategic Emerging Markets ETF	0.35%

RAFITM Strategic US ETF	0.19%

RAFITM Strategic US Small Company ETF	0.23%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 28, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Defensive Equity ETF	$5,010

RAFITM Strategic Developed ex-US ETF	194

RAFITM Strategic Emerging Markets ETF	23

RAFITM Strategic US ETF	76

RAFITM Strategic US Small Company ETF	9

The offering costs excluded from the Expense Cap for Defensive Equity ETF, as applicable, are: (a) initial legal fees pertaining to the Fund’s Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

The fees waived and/or expenses borne by the Adviser for Defensive Equity ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For the six months ended February 28, 2021, there were no amounts available for potential recapture by the Adviser.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Defensive Equity ETF	$5,970

RAFITM Strategic US ETF	304

RAFITM Strategic US Small Company ETF	384

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021, for each Fund (except for Defensive Equity ETF). As of February 28, 2021, all of the securities in Defensive Equity ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

RAFITM Strategic Developed ex-US ETF

Investments in Securities

Common Stocks & Other Equity Interests	$295,491,704	$6	$-	$295,491,710

Money Market Funds	-	12,263,455	-	12,263,455

Total Investments	$295,491,704	$12,263,461	$-	$307,755,165

RAFITM Strategic Emerging Markets ETF

Investments in Securities

Common Stocks & Other Equity Interests	$24,443,335	$-	$0	$24,443,335

Money Market Funds	17,750	225,807	-	243,557

Total Investments	$24,461,085	$225,807	$0	$24,686,892

RAFITM Strategic US ETF

Investments in Securities

Common Stocks & Other Equity Interests	$160,317,463	$-	$-	$160,317,463

Money Market Funds	92,370	629,490	-	721,860

Total Investments	$160,409,833	$629,490	$-	$161,039,323

RAFITM Strategic US Small Company ETF

Investments in Securities

Common Stocks & Other Equity Interests	$33,380,827	$-	$-	$33,380,827

Money Market Funds	-	2,117,336	-	2,117,336

Total Investments	$33,380,827	$2,117,336	$-	$35,498,163

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NOTE 5—Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*

Defensive Equity ETF	$49,245,495	$-	$49,245,495

RAFITM Strategic Developed ex-US ETF	2,378,841	861,872	3,240,713

RAFITM Strategic Emerging Markets ETF	-	98,242	98,242

RAFITM Strategic US ETF	1,620,615	36,134	1,656,749

RAFITM Strategic US Small Company ETF	1,390,577	177,534	1,568,111

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Defensive Equity ETF	$131,505,937	$133,439,051

RAFITM Strategic Developed ex-US ETF	8,258,088	8,707,129

RAFITM Strategic Emerging Markets ETF	1,189,137	1,428,153

RAFITM Strategic US ETF	2,062,988	2,085,813

RAFITM Strategic US Small Company ETF	1,175,130	1,136,564

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

Defensive Equity ETF	$114,517,604	$180,403,546

RAFITM Strategic Developed ex-US ETF	-	8,474,561

RAFITM Strategic Emerging Markets ETF	-	-

RAFITM Strategic US ETF	-	7,773,550

RAFITM Strategic US Small Company ETF	807,004	9,159,834

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

Defensive Equity ETF	$26,432,242	$(8,278,069)	$18,154,173	$225,856,412

RAFITM Strategic Developed ex-US ETF	52,600,208	(12,999,487)	39,600,721	268,154,444

RAFITM Strategic Emerging Markets ETF	5,291,614	(2,878,160)	2,413,454	22,273,438

RAFITM Strategic US ETF	35,475,178	(4,338,281)	31,136,897	129,902,426

RAFITM Strategic US Small Company ETF	9,917,252	(868,939)	9,048,313	26,449,850

NOTE 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for each Fund (except Defensive Equity ETF). The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

59

Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

60

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust (excluding Invesco Defensive Equity ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). As a shareholder of Invesco Defensive Equity ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Defensive Equity ETF (DEF)

Actual	$1,000.00	$1,029.20	0.54%	$2.72

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.54	2.71

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

Actual	1,000.00	1,238.30	0.23	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

Actual	1,000.00	1,225.10	0.35	1.93

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco RAFITM Strategic US ETF (IUS)

Actual	1,000.00	1,191.10	0.19	1.03

Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95

61

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

Actual	$1,000.00	$1,475.10	0.23%	$1.41

Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

62

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2021
IIGD	Invesco Investment Grade Defensive ETF
IIGV	Invesco Investment Grade Value ETF

2

Invesco Investment Grade Defensive ETF (IIGD)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.12%
Aerospace & Defense-0.66%
Precision Castparts Corp., 3.25%, 06/15/2025	$550,000	$599,174

Air Freight & Logistics-0.83%
United Parcel Service, Inc., 2.50%, 04/01/2023	725,000	754,900

Banks-15.73%
Citibank N.A., 3.65%, 01/23/2024	700,000	761,116
Comerica, Inc., 3.70%, 07/31/2023	710,000	763,863
Fifth Third Bancorp, 3.65%, 01/25/2024	695,000	753,304
Fifth Third Bank, 3.95%, 07/28/2025	700,000	787,439
Huntington National Bank (The), 3.55%, 10/06/2023	650,000	701,965
JPMorgan Chase & Co., 3.88%, 09/10/2024	660,000	727,308
KeyBank N.A., 3.30%, 06/01/2025	600,000	658,262
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	646,000	696,754
Regions Financial Corp., 3.80%, 08/14/2023	670,000	722,032
Truist Bank 1.25%, 03/09/2023	500,000	508,911
3.20%, 04/01/2024	679,000	731,656
2.15%, 12/06/2024	700,000	735,098
Truist Financial Corp. 2.20%, 03/16/2023	706,000	730,858
4.00%, 05/01/2025	650,000	724,737
1.20%, 08/05/2025(b)	716,000	722,832
U.S. Bank N.A. 3.40%, 07/24/2023	700,000	749,128
2.05%, 01/21/2025	700,000	729,878
US Bancorp, 1.45%, 05/12/2025	706,000	720,945
Wells Fargo & Co., 3.00%, 04/22/2026	700,000	756,161
Wells Fargo Bank N.A., 3.55%, 08/14/2023	550,000	592,138

		14,274,385

Beverages-1.65%
Coca-Cola Co. (The), 2.88%, 10/27/2025	693,000	753,578
PepsiCo, Inc., 2.25%, 03/19/2025	709,000	746,573

		1,500,151

Biotechnology-1.44%
Biogen, Inc., 4.05%, 09/15/2025	500,000	561,673
Gilead Sciences, Inc., 3.65%, 03/01/2026	672,000	744,758

		1,306,431

Capital Markets-9.01%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	670,000	732,939
Bank of New York Mellon Corp. (The), 2.20%, 08/16/2023	723,000	754,281
Charles Schwab Corp. (The), 0.90%, 03/11/2026	710,000	703,165
CME Group, Inc., 3.00%, 03/15/2025	670,000	722,251
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	678,000	740,731
Morgan Stanley 3.88%, 01/27/2026	700,000	786,748
Series F, 3.88%, 04/29/2024	667,000	733,605
National Securities Clearing Corp., 1.20%, 04/23/2023(c)	760,000	773,136
S&P Global, Inc., 4.00%, 06/15/2025	630,000	705,656

	Principal Amount	Value
Capital Markets-(continued)
State Street Corp., 3.55%, 08/18/2025	$676,000	$750,746
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	700,000	772,478

		8,175,736

Chemicals-2.44%
DuPont de Nemours, Inc., 4.21%, 11/15/2023	660,000	723,242
Linde, Inc., 3.20%, 01/30/2026	674,000	741,671
LYB International Finance B.V., 4.00%, 07/15/2023	691,000	747,251

		2,212,164

Communications Equipment-0.78%
Cisco Systems, Inc., 2.50%, 09/20/2026	665,000	711,168

Consumer Finance-1.63%
American Express Co., 3.70%, 08/03/2023	691,000	744,039
Capital One Bank USA N.A., 3.38%, 02/15/2023	700,000	738,586

		1,482,625

Diversified Financial Services-5.63%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(c)	640,000	712,799
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	683,000	748,530
ERAC USA Finance LLC 2.70%, 11/01/2023(c)	693,000	730,351
3.80%, 11/01/2025(c)	700,000	777,819
MidAmerican Energy Co., 3.65%, 04/15/2029	622,000	711,892
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	629,000	699,155
Nuveen LLC, 4.00%, 11/01/2028(c)	634,000	730,122

		5,110,668

Electric Utilities-5.63%
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	652,000	754,370
Entergy Arkansas LLC, 3.50%, 04/01/2026	647,000	715,738
Entergy Louisiana LLC, 0.62%, 11/17/2023	650,000	651,399
Florida Power & Light Co., 2.85%, 04/01/2025	677,000	725,987
Georgia Power Co., Series A, 2.10%, 07/30/2023	729,000	758,082
NSTAR Electric Co., 3.20%, 05/15/2027	692,000	765,264
Southern California Edison Co., Series E, 3.70%, 08/01/2025	675,000	741,739

		5,112,579

Electrical Equipment-0.82%
Emerson Electric Co., 0.88%, 10/15/2026	755,000	743,225

Energy Equipment & Services-0.83%
Schlumberger Investment S.A., 3.65%, 12/01/2023	702,000	756,139

Equity REITs-0.83%
Federal Realty Investment Trust, 3.95%, 01/15/2024	694,000	756,036

Food & Staples Retailing-0.82%
Walmart, Inc., 3.40%, 06/26/2023	693,000	740,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Food Products-1.61%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	$669,000	$712,544
Cargill, Inc., 1.38%, 07/23/2023(c)	734,000	751,646

		1,464,190

Gas Utilities-0.80%
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	700,000	726,185

Health Care Equipment & Supplies-3.22%
Abbott Laboratories, 3.75%, 11/30/2026	655,000	744,607
Ascension Health, Series B, 2.53%, 11/15/2029	704,000	735,892
Medtronic, Inc., 3.50%, 03/15/2025	633,000	696,055
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	715,000	745,642

		2,922,196

Health Care Providers & Services-1.41%
McKesson Corp., 3.80%, 03/15/2024	500,000	543,862
UnitedHealth Group, Inc., 3.75%, 07/15/2025	662,000	737,951

		1,281,813

Industrial Conglomerates-0.82%
Honeywell International, Inc., 2.50%, 11/01/2026	695,000	747,448

Insurance-11.26%
Athene Global Funding, 0.95%, 01/08/2024(c)	700,000	700,925
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	667,000	735,545
Equitable Financial Life Global Funding, 1.40%, 07/07/2025(c)	734,000	740,697
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	728,000	803,315
MassMutual Global Funding II, 0.85%, 06/09/2023(c)	650,000	656,766
MetLife, Inc., Series D, 4.37%, 09/15/2023	737,000	810,299
Metropolitan Life Global Funding I 0.90%, 06/08/2023(c)	720,000	727,963
3.45%, 12/18/2026(c)	600,000	673,892
New York Life Global Funding, 0.85%, 01/15/2026(c)	700,000	691,472
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	700,000	690,866
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	679,000	759,374
Pacific Life Global Funding II, 0.50%, 09/23/2023(c)	730,000	731,448
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	707,000	765,490
Prudential Financial, Inc., 3.50%, 05/15/2024	668,000	731,612

		10,219,664

Interactive Media & Services-0.79%
Alphabet, Inc., 1.10%, 08/15/2030	765,000	719,093

Internet & Direct Marketing Retail-0.79%
Amazon.com, Inc., 3.15%, 08/22/2027	647,000	715,150

IT Services-1.61%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	648,000	717,722
Visa, Inc., 3.15%, 12/14/2025	674,000	739,132

		1,456,854

Life Sciences Tools & Services-0.79%
Agilent Technologies, Inc., 3.88%, 07/15/2023	672,000	720,208

	Principal Amount	Value
Machinery-4.22%
Caterpillar Financial Services Corp., 0.65%, 07/07/2023	$751,000	$756,441
Caterpillar, Inc., 3.40%, 05/15/2024	779,000	844,886
Deere & Co., 2.75%, 04/15/2025(b)	701,000	751,677
Illinois Tool Works, Inc., 2.65%, 11/15/2026	690,000	744,529
John Deere Capital Corp., 2.80%, 03/06/2023	693,000	728,636

		3,826,169

Media-0.79%
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	650,000	719,602

Multiline Retail-0.82%
Target Corp., 2.25%, 04/15/2025	709,000	746,061

Multi-Utilities-4.07%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	720,000	720,781
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	690,000	731,066
PSEG Power LLC, 3.85%, 06/01/2023	687,000	736,546
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	700,000	747,632
WEC Energy Group, Inc., 0.55%, 09/15/2023	755,000	757,029

		3,693,054

Oil, Gas & Consumable Fuels-5.58%
Chevron Corp., 1.55%, 05/11/2025	724,000	740,814
Chevron USA, Inc., 0.69%, 08/12/2025	736,000	725,887
ConocoPhillips, 4.95%, 03/15/2026	634,000	742,956
Enterprise Products Operating LLC, 3.35%, 03/15/2023	739,000	775,642
EOG Resources, Inc., 2.63%, 03/15/2023	703,000	732,402
Exxon Mobil Corp., 1.57%, 04/15/2023	714,000	732,452
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	600,000	615,203

		5,065,356

Paper & Forest Products-0.55%
Georgia-Pacific LLC, 0.63%, 05/15/2024(c)	500,000	499,295

Pharmaceuticals-2.52%
Johnson & Johnson, 2.45%, 03/01/2026	733,000	784,542
Merck & Co., Inc., 2.75%, 02/10/2025	693,000	740,951
Pfizer, Inc., 3.00%, 12/15/2026	685,000	756,570

		2,282,063

Road & Rail-0.82%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	693,000	743,332

Semiconductors & Semiconductor Equipment-2.49%
Intel Corp., 3.70%, 07/29/2025	643,000	713,112
Texas Instruments, Inc., 1.38%, 03/12/2025	761,000	778,402
Xilinx, Inc., 2.95%, 06/01/2024	719,000	767,358

		2,258,872

Software-1.63%
Microsoft Corp., 2.40%, 08/08/2026	670,000	714,163
Oracle Corp., 2.50%, 04/01/2025	719,000	760,135

		1,474,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Specialty Retail-1.34%
Ross Stores, Inc., 4.60%, 04/15/2025	$400,000	$453,552
TJX Cos., Inc. (The), 3.50%, 04/15/2025	692,000	758,032

		1,211,584

Technology Hardware, Storage & Peripherals-0.80%
Apple, Inc., 2.40%, 05/03/2023	695,000	726,238

Textiles, Apparel & Luxury Goods-0.86%
VF Corp., 2.40%, 04/23/2025	739,000	775,822

Tobacco-0.80%
Philip Morris International, Inc., 2.88%, 05/01/2024	678,000	722,360

Total U.S. Dollar Denominated Bonds & Notes (Cost $88,864,733)		89,952,607

	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $286,480)	286,480	286,480

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $89,151,213)		90,239,087

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.83%
Invesco Private Government Fund, 0.01%(d)(e)(f)	303,160	$303,160
Invesco Private Prime Fund, 0.11%(d)(e)(f)	454,559	454,741

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $757,901)		757,901

TOTAL INVESTMENTS IN SECURITIES-100.27% (Cost $89,909,114)		90,996,988
OTHER ASSETS LESS LIABILITIES-(0.27)%		(241,574)

NET ASSETS-100.00%		$90,755,414

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $14,252,181, which represented 15.70% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,636,174	$(3,349,694)	$-	$-	$286,480	$27
Invesco Premier U.S. Government Money Portfolio, Institutional Class	648,673	934,288	(1,582,961)	-	-	-	2
Investments Purchased with
Cash Collateral from Securities on Loan:
Invesco Private Government Fund	810,727	2,885,335	(3,392,902)	-	-	303,160	48	*
Invesco Private Prime Fund	270,242	3,863,794	(3,679,351)	-	56	454,741	237	*

Total	$1,729,642	$11,319,591	$(12,004,908)	$-	$56	$1,044,381	$314

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	43.26
Utilities	10.50
Health Care	9.38
Industrials	8.17
Information Technology	7.31
Energy	6.41
Consumer Staples	4.88
Consumer Discretionary	3.81
Sector Types Each Less Than 3%	5.40
Money Market Funds Plus Other Assets Less Liabilities	0.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Investment Grade Value ETF (IIGV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-2.59%
General Dynamics Corp., 3.75%, 05/15/2028	$200,000	$226,784
L3Harris Technologies, Inc., 4.40%, 06/15/2028	230,000	267,291
Raytheon Technologies Corp., 4.13%, 11/16/2028	230,000	264,175
Textron, Inc., 3.00%, 06/01/2030	260,000	270,136

		1,028,386

Air Freight & Logistics-0.58%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	200,000	228,466

Airlines-1.15%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	200,000	221,313
Southwest Airlines Co., 5.13%, 06/15/2027	200,000	233,720

		455,033

Auto Components-0.57%
Lear Corp., 3.80%, 09/15/2027	206,000	227,130

Automobiles-0.56%
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	210,000	222,087

Banks-2.33%
Citigroup, Inc., 4.45%, 09/29/2027	100,000	115,021
PNC Bank N.A., 4.05%, 07/26/2028	250,000	287,408
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	250,000	261,488
U.S. Bank N.A., 2.05%, 01/21/2025	250,000	260,671

		924,588

Beverages-0.68%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	230,000	270,886

Biotechnology-1.01%
Gilead Sciences, Inc., 3.65%, 03/01/2026	150,000	166,241
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	250,000	235,970

		402,211

Building Products-0.66%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	246,000	262,891

Capital Markets-7.62%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	233,000	271,377
Ares Capital Corp., 4.25%, 03/01/2025	250,000	269,995
Cboe Global Markets, Inc., 3.65%, 01/12/2027	195,000	218,433
FMR LLC, 7.57%, 06/15/2029(c)	250,000	355,760
Franklin Resources, Inc., 1.60%, 10/30/2030	200,000	190,001
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	200,000	218,505
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	240,000	270,993
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(c)	190,000	216,191
Morgan Stanley, 3.88%, 01/27/2026	240,000	269,742
National Securities Clearing Corp., 1.20%, 04/23/2023(c)	250,000	254,321

	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 1.95%, 05/01/2030	$270,000	$270,201
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	195,000	215,190

		3,020,709

Chemicals-1.97%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	250,000	252,954
Dow Chemical Co. (The), 7.38%, 11/01/2029	200,000	278,373
Nutrition & Biosciences, Inc., 2.30%, 11/01/2030(c)	250,000	249,675

		781,002

Commercial Services & Supplies-0.54%
Cintas Corp. No. 2, 3.70%, 04/01/2027	190,000	214,466

Communications Equipment-0.67%
Cisco Systems, Inc., 2.50%, 09/20/2026	250,000	267,356

Construction Materials-0.67%
Vulcan Materials Co., 3.50%, 06/01/2030	240,000	264,387

Consumer Finance-0.58%
GE Capital Funding LLC, 4.40%, 05/15/2030(c)	200,000	228,526

Containers & Packaging-1.39%
Sonoco Products Co., 3.13%, 05/01/2030	260,000	276,053
WRKCo, Inc., 4.90%, 03/15/2029	229,000	274,380

		550,433

Diversified Consumer Services-0.66%
Block Financial LLC, 3.88%, 08/15/2030	250,000	261,830

Diversified Financial Services-3.92%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	310,000	339,743
Equitable Holdings, Inc., 4.35%, 04/20/2028	194,000	220,789
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	207,000	230,012
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	240,000	266,768
Nuveen LLC, 4.00%, 11/01/2028(c)	230,000	264,871
Pine Street Trust I, 4.57%, 02/15/2029(c)	200,000	233,169

		1,555,352

Diversified Telecommunication Services-1.33%
AT&T, Inc., 4.30%, 02/15/2030	230,000	262,289
Verizon Communications, Inc., 4.33%, 09/21/2028	230,000	266,618

		528,907

Electric Utilities-5.66%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	270,000	270,746
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	190,000	218,413
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	240,000	264,309
DTE Electric Co., 2.25%, 03/01/2030(b)	260,000	266,817
Duke Energy Progress LLC, 3.45%, 03/15/2029	250,000	277,667
Eversource Energy, Series R, 1.65%, 08/15/2030	200,000	192,071
Exelon Corp., 4.05%, 04/15/2030	190,000	216,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	$250,000	$276,101
Xcel Energy, Inc., 4.00%, 06/15/2028	230,000	260,808

		2,243,630

Electronic Equipment, Instruments & Components-0.71%
Amphenol Corp., 2.80%, 02/15/2030	270,000	282,702

Energy Equipment & Services-0.73%
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	259,000	288,696

Entertainment-0.66%
Walt Disney Co. (The), 2.65%, 01/13/2031	250,000	260,681

Equity REITs-7.22%
American Tower Corp., 3.80%, 08/15/2029	250,000	277,996
AvalonBay Communities, Inc., 2.30%, 03/01/2030	260,000	265,321
Boston Properties L.P., 3.25%, 01/30/2031	250,000	263,218
Camden Property Trust, 2.80%, 05/15/2030	250,000	263,216
ERP Operating L.P., 3.00%, 07/01/2029	250,000	267,695
Healthcare Trust of America Holdings L.P., 3.10%, 02/15/2030	260,000	274,591
Prologis L.P., 2.25%, 04/15/2030	250,000	254,795
Realty Income Corp., 3.25%, 01/15/2031	200,000	216,682
Regency Centers L.P., 3.70%, 06/15/2030	250,000	274,397
Simon Property Group L.P., 2.45%, 09/13/2029 .	231,000	233,667
Ventas Realty L.P., 4.40%, 01/15/2029	240,000	272,752

		2,864,330

Food & Staples Retailing-2.01%
Costco Wholesale Corp., 1.60%, 04/20/2030	270,000	262,776
Mars, Inc., 3.20%, 04/01/2030(c)	240,000	264,142
Sysco Corp., 5.95%, 04/01/2030	210,000	268,581

		795,499

Food Products-2.56%
Campbell Soup Co., 4.15%, 03/15/2028	240,000	275,086
Hormel Foods Corp., 1.80%, 06/11/2030	220,000	216,383
Ingredion, Inc., 2.90%, 06/01/2030	250,000	262,479
Mondelez International, Inc., 2.75%, 04/13/2030(b)	250,000	260,664

		1,014,612

Gas Utilities-1.48%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	277,000	307,000
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	270,000	280,100

		587,100

Health Care Equipment & Supplies-3.30%
Ascension Health, Series B, 2.53%, 11/15/2029	210,000	219,513
Boston Scientific Corp., 2.65%, 06/01/2030	260,000	268,015
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	250,000	265,561
Edwards Lifesciences Corp., 4.30%, 06/15/2028	250,000	285,883
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	260,000	271,142

		1,310,114

Health Care Providers & Services-4.05%
Cigna Corp., 4.38%, 10/15/2028	230,000	267,290

	Principal Amount	Value
Health Care Providers & Services-(continued)
CommonSpirit Health, 3.35%, 10/01/2029	$260,000	$279,672
CVS Health Corp., 4.30%, 03/25/2028	234,000	268,806
Health Care Service Corp., 2.20%, 06/01/2030(c)	270,000	270,480
Quest Diagnostics, Inc., 2.95%, 06/30/2030	250,000	265,496
Sutter Health, Series 20A, 2.29%, 08/15/2030	250,000	253,635

		1,605,379

Household Durables-0.67%
NVR, Inc., 3.00%, 05/15/2030	250,000	264,680

Household Products-1.33%
Kimberly-Clark Corp., 3.10%, 03/26/2030	240,000	263,199
Procter & Gamble Co. (The), 3.00%, 03/25/2030	240,000	262,274

		525,473

Industrial Conglomerates-2.77%
3M Co., 2.38%, 08/26/2029	210,000	218,458
Carlisle Cos., Inc., 2.75%, 03/01/2030	290,000	298,809
General Electric Co., 3.63%, 05/01/2030	270,000	293,407
Roper Technologies, Inc., 4.20%, 09/15/2028	250,000	287,602

		1,098,276

Insurance-6.42%
Aflac, Inc., 3.60%, 04/01/2030	290,000	325,490
Athene Global Funding, 0.95%, 01/08/2024(c)	200,000	200,264
Athene Holding Ltd., 4.13%, 01/12/2028	256,000	282,708
Berkshire Hathaway Finance Corp., 1.45%, 10/15/2030	200,000	193,562
Brighthouse Financial, Inc., 3.70%, 06/22/2027	264,000	287,079
Fidelity National Financial, Inc., 3.40%, 06/15/2030	260,000	278,511
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	223,000	261,456
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	200,000	224,631
Principal Financial Group, Inc., 2.13%, 06/15/2030	230,000	227,829
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	240,000	266,140

		2,547,670

Interactive Media & Services-0.59%
Alphabet, Inc., 1.10%, 08/15/2030	250,000	234,998

Internet & Direct Marketing Retail-0.69%
Booking Holdings, Inc., 4.63%, 04/13/2030	230,000	273,540

IT Services-3.41%
Amdocs Ltd., 2.54%, 06/15/2030	270,000	271,613
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	250,000	262,411
Fiserv, Inc., 3.50%, 07/01/2029	240,000	263,585
International Business Machines Corp., 3.50%, 05/15/2029	250,000	274,925
Mastercard, Inc., 3.35%, 03/26/2030	250,000	279,194

		1,351,728

Life Sciences Tools & Services-0.55%
PerkinElmer, Inc., 3.30%, 09/15/2029	201,000	216,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Machinery-1.25%
Cummins, Inc., 1.50%, 09/01/2030	$250,000	$239,083
Otis Worldwide Corp., 2.57%, 02/15/2030	250,000	256,401

		495,484

Media-2.34%
Comcast Corp., 4.15%, 10/15/2028	100,000	115,874
Fox Corp., 4.71%, 01/25/2029	230,000	268,958
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	230,000	272,964
ViacomCBS, Inc., 7.88%, 07/30/2030	190,000	269,085

		926,881

Multiline Retail-0.59%
Nordstrom, Inc., 8.75%, 05/15/2025(c)	210,000	234,213

Multi-Utilities-2.53%
Ameren Corp., 3.50%, 01/15/2031	250,000	276,698
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	240,000	261,454
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	250,000	240,872
Sempra Energy, 3.40%, 02/01/2028	206,000	226,231

		1,005,255

Oil, Gas & Consumable Fuels-7.52%
Chevron Corp., 1.55%, 05/11/2025	270,000	276,270
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	250,000	275,296
Colonial Enterprises, Inc., 3.25%, 05/15/2030(c) .	242,000	263,304
ConocoPhillips, 6.95%, 04/15/2029	200,000	272,659
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	250,000	255,297
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	250,000	256,334
ONEOK, Inc., 4.55%, 07/15/2028	250,000	280,115
Phillips 66, 2.15%, 12/15/2030	150,000	145,422
Phillips 66 Partners L.P., 3.15%, 12/15/2029	240,000	243,142
Pioneer Natural Resources Co., 1.90%, 08/15/2030	290,000	277,096
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(c)	270,000	276,590
Valero Energy Corp., 3.40%, 09/15/2026	150,000	160,714

		2,982,239

Paper & Forest Products-0.67%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	260,000	266,810

Personal Products-0.53%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	200,000	211,015

Pharmaceuticals-1.35%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	240,000	267,675
Eli Lilly and Co., 3.38%, 03/15/2029	240,000	267,737

		535,412

Road & Rail-0.53%
Union Pacific Corp., 3.95%, 09/10/2028	184,000	210,483

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-1.21%
Lam Research Corp., 4.00%, 03/15/2029	$231,000	$266,587
NVIDIA Corp., 2.85%, 04/01/2030	200,000	214,138

		480,725

Software-2.16%
Adobe, Inc., 2.30%, 02/01/2030	260,000	267,699
Citrix Systems, Inc., 4.50%, 12/01/2027	250,000	289,158
salesforce.com, inc., 3.70%, 04/11/2028	100,000	113,514
ServiceNow, Inc., 1.40%, 09/01/2030	200,000	185,098

		855,469

Technology Hardware, Storage & Peripherals-0.68%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	236,000	271,568

Textiles, Apparel & Luxury Goods-1.37%
NIKE, Inc., 2.85%, 03/27/2030	250,000	269,358
Ralph Lauren Corp., 2.95%, 06/15/2030	260,000	275,072

		544,430

Tobacco-0.69%
Altria Group, Inc., 4.80%, 02/14/2029	233,000	272,183

Trading Companies & Distributors-0.65%
Air Lease Corp., 2.88%, 01/15/2026	250,000	259,628

Water Utilities-0.67%
American Water Capital Corp., 3.75%, 09/01/2028	237,000	267,406

Total U.S. Dollar Denominated Bonds & Notes (Cost $39,292,930)		39,279,033

	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $79,322)	79,322	79,322

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $39,372,252)		39,358,355

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.36%
Invesco Private Government Fund, 0.01%(d)(e)(f)	216,204	216,204
Invesco Private Prime Fund, 0.11%(d)(e)(f)	324,176	324,306

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $540,510)		540,510

TOTAL INVESTMENTS IN SECURITIES-100.59% (Cost $39,912,762)		39,898,865
OTHER ASSETS LESS LIABILITIES-(0.59)%		(235,497)

NET ASSETS-100.00%		$39,663,368

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $6,099,460, which represented 15.38% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2020	at Cost	from Sales	Appreciation	Gain	February 28, 2021	Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency
Portfolio, Institutional Class	$-	$1,919,909	$(1,840,587)	$-	$-	$79,322	$15

Invesco Premier U.S. Government
Money Portfolio, Institutional Class	65,733	354,393	(420,126)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	2,251,302	(2,035,098)	-	-	216,204	25	*
Invesco Private Prime Fund	-	1,632,243	(1,307,946)	-	9	324,306	61	*

Total	$65,733	$6,157,847	$(5,603,757)	$-	$9	$619,832	$103

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	21.56

Industrials	10.72

Utilities	10.34

Health Care	10.26

Information Technology	8.84

Energy	8.25

Consumer Staples	7.80

Real Estate	6.53

Consumer Discretionary	5.11

Communication Services	4.92

Materials	4.70

Money Market Funds Plus Other Assets Less Liabilities	0.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)
Assets:
Unaffiliated investments in securities, at value(a)	$89,952,607	$39,279,033
Affiliated investments in securities, at value	1,044,381	619,832
Receivable for:
Dividends and interest	651,817	340,514
Securities lending	457	26
Investments sold	4,470,661	1,011,833

Total assets	96,119,923	41,251,238

Liabilities:
Payable for:
Investments purchased	4,597,509	1,043,435
Collateral upon return of securities loaned	757,901	540,510
Accrued unitary management fees	9,099	3,925

Total liabilities	5,364,509	1,587,870

Net Assets	$90,755,414	$39,663,368

Net assets consist of:
Shares of beneficial interest	$89,096,052	$38,868,249
Distributable earnings	1,659,362	795,119

Net Assets	$90,755,414	$39,663,368

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,400,001	1,450,001
Net asset value	$26.69	$27.35

Market price	$26.70	$27.37

Unaffiliated investments in securities, at cost	$88,864,733	$39,292,930

Affiliated investments in securities, at cost	$1,044,381	$619,832

(a) Includes securities on loan with an aggregate value of:	$742,411	$523,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)
Investment income:
Unaffiliated interest income	$610,887	$460,447
Affiliated dividend income	29	17
Securities lending income	2,051	252

Total investment income	612,967	460,716

Expenses:
Unitary management fees	55,250	28,160

Less: Waivers	(209)	(115)

Net expenses	55,041	28,045

Net investment income	557,926	432,671

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	637,585	442,530
Affiliated investment securities	56	9
In-kind redemptions	162,303	447,208

Net realized gain	799,944	889,747

Change in net unrealized appreciation (depreciation) on investment securities	(1,868,763)	(1,506,159)

Net realized and unrealized gain (loss)	(1,068,819)	(616,412)

Net increase (decrease) in net assets resulting from operations	$(510,893)	$(183,741)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Investment Grade		Invesco Investment Grade
	Defensive ETF (IIGD)		Value ETF (IIGV)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,
	2021	2020	2021	2020
Operations:
Net investment income	$ 557,926	$ 1,500,778	$ 432,671	$ 1,108,446
Net realized gain	799,944	1,306,254	889,747	1,355,267
Change in net unrealized appreciation (depreciation)	(1,868,763)	1,920,469	(1,506,159)	309,388

Net increase (decrease) in net assets resulting from operations	(510,893)	4,727,501	(183,741)	2,773,101

Distributions to Shareholders from:
Distributable earnings	(1,901,350)	(1,567,509)	(1,160,144)	(1,350,305)

Shareholder Transactions:
Proceeds from shares sold	13,638,283	21,277,639	9,895,434	13,794,077
Value of shares repurchased	(4,117,543)	(6,571,405)	(9,897,484)	(16,446,175)
Transaction fees	-	36,426	-	6,776

Net increase (decrease) in net assets resulting from share transactions	9,520,740	14,742,660	(2,050)	(2,645,322)

Net increase (decrease) in net assets.	7,108,497	17,902,652	(1,345,935)	(1,222,526)

Net assets:
Beginning of period	83,646,917	65,744,265	41,009,303	42,231,829

End of period	$90,755,414	$83,646,917	$39,663,368	$41,009,303

Changes in Shares Outstanding:
Shares sold	500,000	800,000	350,000	500,000
Shares repurchased	(150,000)	(250,000)	(350,000)	(600,000)
Shares outstanding, beginning of period	3,050,001	2,500,001	1,450,001	1,550,001

Shares outstanding, end of period	3,400,001	3,050,001	1,450,001	1,450,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Financial Highlights

Invesco Investment Grade Defensive ETF (IIGD)

	Six Months Ended February 28, 2021		Years Ended August 31,			For the Period July 23, 2018(a) Through August 31,
	(Unaudited)		2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$27.43		$26.30	$25.16		$25.00

Net investment income(b)	0.18		0.53	0.66		0.08
Net realized and unrealized gain (loss) on investments	(0.33)		1.14	1.03		0.13

Total from investment operations	(0.15)		1.67	1.69		0.21

Distributions to shareholders from:
Net investment income	(0.18)		(0.53)	(0.78)		(0.05)
Net realized gains	(0.41)		(0.02)	(0.01)		-

Total distributions	(0.59)		(0.55)	(0.79)		(0.05)

Transaction fees(b)	-		0.01	0.24		-

Net asset value at end of period	$26.69		$27.43	$26.30		$25.16

Market price at end of period(c)	$26.70		$27.41	$26.37		$25.17

Net Asset Value Total Return(d)	(0.58)%		6.50%	7.81%		0.83	%(e)
Market Price Total Return(d)	(0.47)%		6.13%	8.05%		0.87	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$90,755		$83,647	$65,744		$6,291
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(f)	0.13%	0.15	%(g)	0.12	%(f)
Expenses, prior to Waivers	0.13	%(f)	0.13%	0.15	%(g)	0.13	%(f)
Net investment income	1.31	%(f)	1.98%	2.57	%(g)	3.16	%(f)
Portfolio turnover rate(h)	29%		74%	71%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.67%. The market price total return from Fund Inception to August 31, 2018 was 0.83%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights–(continued)

Invesco Investment Grade Value ETF (IIGV)

	Six Months Ended February 28, 2021		Years Ended August 31,			For the Period July 23, 2018(a) Through August 31,
	(Unaudited)		2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$28.28		$27.25	$25.23		$25.00

Net investment income(b)	0.28		0.73	0.86		0.10
Net realized and unrealized gain (loss) on investments	(0.45)		1.19	1.95		0.19

Total from investment operations	(0.17)		1.92	2.81		0.29

Distributions to shareholders from:
Net investment income	(0.28)		(0.73)	(0.95)		(0.06)
Net realized gains	(0.48)		(0.16)	(0.02)		-

Total distributions	(0.76)		(0.89)	(0.97)		(0.06)

Transaction fees(b)	-		0.00 (c)	0.18		-

Net asset value at end of period	$27.35		$28.28	$27.25		$25.23

Market price at end of period(d)	$27.37		$28.32	$27.32		$25.23

Net Asset Value Total Return(e)	(0.65)%		7.25%	12.23%		1.14	%(f)
Market Price Total Return(e)	(0.71)%		7.13%	12.51%		1.14	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,663		$41,009	$42,232		$6,307
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(g)	0.13%	0.15	%(h)	0.13	%(g)
Expenses, prior to Waivers.	0.13	%(g)	0.13%	0.16	%(h)	0.13	%(g)
Net investment income	2.00	%(g)	2.69%	3.31	%(h)	3.76	%(g)
Portfolio turnover rate(i)	34%		178%	112%		16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.78%. The market price total return from Fund Inception to August 31, 2018 was 0.78%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	“Investment Grade Defensive ETF”
Invesco Investment Grade Value ETF (IIGV)	“Investment Grade Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Investment Grade Defensive ETF	Invesco Investment Grade Defensive Index
Investment Grade Value ETF	Invesco Investment Grade Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the

17

Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and a Fund’s transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because each Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

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Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

19

benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K. Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

20

respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Investment Grade Defensive ETF	0.13%
Investment Grade Value ETF	0.13%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

Investment Grade Defensive ETF	$209
Investment Grade Value ETF	115

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

21

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$89,952,607	$-	$89,952,607
Money Market Funds	286,480	757,901	-	1,044,381

Total Investments	$286,480	$90,710,508	$-	$90,996,988

Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$39,279,033	$-	$39,279,033
Money Market Funds	79,322	540,510	-	619,832

Total Investments	$79,322	$39,819,543	$-	$39,898,865

NOTE 5–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have any capital loss carryforwards as of August 31, 2020.

NOTE 6–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Investment Grade Defensive ETF	$ 24,436,253	$ 25,160,472
Investment Grade Value ETF	14,321,193	14,586,348

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:
	Cost of Securities Received	Value of Securities Delivered
Investment Grade Defensive ETF	$13,458,281	$3,880,985
Investment Grade Value ETF	9,805,298	9,821,446

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Investment Grade Defensive ETF	$1,508,806	$(420,932)	$1,087,874	$89,909,114
Investment Grade Value ETF	596,463	(611,011)	(14,548)	39,913,413

22

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally in exchange for the deposit or delivery of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”).

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

23

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Investment Grade Defensive ETF (IIGD)
Actual	$1,000.00	$994.20	0.13%	$0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco Investment Grade Value ETF (IIGV)
Actual	1,000.00	993.50	0.13	0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

24

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2021

IMFL Invesco International Developed Dynamic Multifactor ETF

OMFL  Invesco Russell 1000® Dynamic Multifactor ETF

OMFS  Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)

February 28, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Australia-5.27%
Adbri Ltd.	1,221	$3,072
AGL Energy Ltd.	2,218	16,090
Alumina Ltd.	4,422	5,546
Ampol Ltd.	938	17,850
Ansell Ltd.	420	11,729
Aurizon Holdings Ltd.	2,394	7,062
Bank of Queensland Ltd.	803	5,465
Beach Energy Ltd.	8,293	10,594
Bendigo & Adelaide Bank Ltd.	1,235	9,341
BlueScope Steel Ltd.	1,100	14,205
Coca-Cola Amatil Ltd.	753	7,806
CSR Ltd.	2,281	9,660
Downer EDI Ltd.	2,731	10,889
GPT Group (The)	2,640	8,727
Harvey Norman Holdings Ltd.	1,822	7,391
Incitec Pivot Ltd.(a)	4,267	8,787
JB Hi-Fi Ltd.	312	10,486
Metcash Ltd.(a)	4,779	12,469
Mineral Resources Ltd.	653	19,170
Nufarm Ltd.	1,498	5,567
Oil Search Ltd.	2,605	8,551
Orora Ltd.	2,180	4,928
Perpetual Ltd.	84	1,994
Platinum Asset Management Ltd.	480	1,721
Santos Ltd.	1,981	11,088
Suncorp Group Ltd.	1,365	10,504
Whitehaven Coal Ltd.	4,032	4,745
Worley Ltd.	1,509	12,968

		258,405

Austria-1.55%
ANDRITZ AG	329	15,862
Erste Group Bank AG(a)	366	12,124
OMV AG	276	13,353
Raiffeisen Bank International AG(a)	607	12,393
Telekom Austria AG	306	2,336
Vienna Insurance Group AG Wiener Versicherung Gruppe	181	4,888
voestalpine AG	381	15,187

		76,143

Belgium-1.28%
Ackermans & van Haaren N.V.	65	10,541
Ageas S.A./N.V.	440	24,813
Galapagos N.V.(a)	156	12,925
Proximus SADP	349	6,863
Telenet Group Holding N.V.	185	7,419

		62,561

Cambodia-0.05%
NagaCorp.Ltd.	2,000	2,650

Canada-3.17%
Canadian Tire Corp. Ltd., Class A	169	21,951
Canadian Utilities Ltd., Class A	279	6,638
Cenovus Energy, Inc.	4,697	34,949
Fairfax Financial Holdings Ltd.	85	34,807
George Weston Ltd.	114	8,417
IGM Financial, Inc.	109	2,989

	Shares	Value
Canada-(continued)
Imperial Oil Ltd.	311	$6,851
Power Corp. of Canada	842	20,405
Teck Resources Ltd., Class B	893	18,692

		155,699

China-1.63%
China Travel International Investment Hong Kong Ltd.	6,000	1,044
Kerry Logistics Network Ltd.	2,730	7,954
Lee & Man Paper Manufacturing Ltd.	6,189	5,736
Lenovo Group Ltd.	32,000	40,467
Minth Group Ltd.	992	4,361
MMG Ltd.(a)	4,000	2,522
Nexteer Automotive Group Ltd.	3,510	4,642
Shangri-La Asia Ltd.	2,000	2,047
Shui On Land Ltd.	13,000	1,994
SITC International Holdings Co. Ltd.	1,707	4,489
Towngas China Co. Ltd.	5,000	2,224
Uni-President China Holdings Ltd.	2,000	2,403

		79,883

Denmark-0.56%
ISS A/S(a)	869	15,745
Pandora A/S	119	11,647

		27,392

Finland-1.16%
Kesko OYJ, Class B	372	9,500
Kojamo OYJ	258	4,973
Neles OYJ	503	6,252
Nokian Renkaat OYJ	365	12,990
Stora Enso OYJ, Class R	802	15,892
Wartsila OYJ Abp	618	7,128

		56,735

France-6.74%
ALD S.A.(b)	124	1,824
Carrefour S.A.	889	15,587
Casino Guichard Perrachon S.A.(a)	207	6,678
Cie Plastic Omnium S.A.	261	9,415
CNP Assurances(a)	407	7,366
Eiffage S.A.(a)	186	19,226
Eurazeo SE(a)	47	3,500
Faurecia SE(a)	344	17,875
Imerys S.A.	126	6,537
JCDecaux S.A.(a)	341	8,117
Klepierre S.A.	341	8,092
Natixis S.A.(a)	2,510	12,296
Publicis Groupe S.A.	547	32,228
Renault S.A.(a)	658	29,651
Rexel S.A.(a)	1,422	26,857
Rubis S.C.A.	129	5,944
SCOR SE(a)	737	24,583
Sodexo S.A.(a)	103	9,904
Technip Energies N.V.(a)	114	1,479
Unibail-Rodamco-Westfield	479	35,361
Valeo S.A.	933	33,114
Wendel SE	128	14,713

		330,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Germany-4.31%
1&1 Drillisch AG	55	$1,564
Aroundtown S.A.	2,206	16,103
Covestro AG(b)	295	21,470
Deutsche Lufthansa AG(a)	1,405	20,951
Fraport AG Frankfurt Airport Services Worldwide(a)	167	10,601
HOCHTIEF AG	87	7,799
LANXESS AG	209	15,556
METRO AG	616	6,826
Porsche Automobil Holding SE, Preference Shares .	288	23,205
ProSiebenSat.1 Media SE(a)	734	15,128
Rheinmetall AG	203	20,358
Talanx AG	134	5,605
thyssenkrupp AG(a)	1,177	15,936
Traton SE	116	3,245
TUI AG	3,259	19,675
Uniper SE	208	7,322

		211,344

Hong Kong-2.36%
Bank of East Asia Ltd. (The)	3,800	8,974
Cafe de Coral Holdings Ltd.	535	1,186
Cathay Pacific Airways Ltd.	4,159	3,860
Dah Sing Banking Group Ltd.	1,600	1,757
Dah Sing Financial Holdings Ltd.	591	1,912
Dairy Farm International Holdings Ltd.	1,000	4,330
Hang Lung Group Ltd.	4,000	10,003
Huabao International Holdings Ltd.	1,000	1,092
Hutchison Port Holdings Trust, Class U	23,700	5,688
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	1,036
Hysan Development Co. Ltd.	2,824	12,032
Kerry Properties Ltd.	2,813	9,048
Lifestyle International Holdings Ltd.	2,000	1,787
Melco International Development Ltd.	3,286	6,812
NWS Holdings Ltd.	6,233	7,047
PCCW Ltd.	8,000	4,589
Shun Tak Holdings Ltd.	8,000	2,712
Swire Pacific Ltd., Class A	1,384	10,143
Swire Pacific Ltd., Class B	3,176	3,685
VTech Holdings Ltd.	693	5,811
Wharf Holdings Ltd. (The)	2,223	5,244
Yue Yuen Industrial Holdings Ltd.	3,205	6,834

		115,582

Indonesia-0.15%
First Pacific Co. Ltd.(a)	9,702	3,177
Golden Agri-Resources Ltd.	29,800	4,303

		7,480

Ireland-0.60%
AIB Group PLC(a)	3,687	8,337
Glanbia PLC	506	6,603
Smurfit Kappa Group PLC	302	14,339

		29,279

Israel-2.82%
Airport City Ltd.(a)	322	4,413
Alony Hetz Properties & Investments Ltd.	433	5,205
Amot Investments Ltd.	600	3,170
Bank Leumi Le-Israel BM	5,295	32,367

	Shares	Value
Israel-(continued)
Electra Ltd.	4	$2,091
First International Bank of Israel Ltd.	173	4,540
Gazit-Globe Ltd.	317	1,990
Harel Insurance Investments & Financial Services Ltd.	524	4,761
ICL Group Ltd.	3,251	18,862
Israel Discount Bank Ltd., Class A	5,475	20,345
Melisron Ltd.	80	4,226
Mivne Real Estate KD Ltd.	2,061	4,791
Mizrahi Tefahot Bank Ltd.	400	9,583
Paz Oil Co. Ltd.	39	3,637
Phoenix Holdings Ltd. (The)	568	4,424
Shufersal Ltd.	523	4,201
Tower Semiconductor Ltd.(a)	318	9,695

		138,301

Italy-2.08%
A2A S.p.A.	7,256	12,282
Banca Mediolanum S.p.A.(a)	471	4,131
Buzzi Unicem S.p.A.	279	7,095
Hera S.p.A.	1,520	5,450
Italgas S.p.A.	808	4,788
Leonardo S.p.A.	1,852	14,904
Mediobanca Banca di Credito Finanziario S.p.A.	1,773	18,546
Pirelli & C S.p.A.(a)(b)	1,843	10,682
Poste Italiane S.p.A.(b)	541	6,175
Telecom Italia S.p.A.	20,807	9,923
Telecom Italia S.p.A., RSP	11,828	6,377
UnipolSai Assicurazioni S.p.A.	541	1,579

		101,932

Japan-30.72%
77 Bank Ltd. (The)	300	3,948
AEON Financial Service Co. Ltd.	100	1,280
Aeon Mall Co. Ltd.	400	6,728
AGC, Inc.	327	11,970
Aica Kogyo Co. Ltd.	37	1,280
Ain Holdings, Inc.	18	1,161
Air Water, Inc.	531	8,732
Aisin Seiki Co. Ltd.	218	7,417
Alfresa Holdings Corp.	800	15,423
Alps Alpine Co. Ltd.	349	4,593
Amada Co. Ltd.	300	3,635
Amano Corp.	100	2,241
ASKUL Corp.	42	1,390
Bank of Kyoto Ltd. (The)	39	2,339
Benesse Holdings, Inc.	100	2,017
Bic Camera, Inc.	600	6,499
Brother Industries Ltd.	531	10,432
Canon Marketing Japan, Inc.	149	3,257
Chubu Electric Power Co., Inc.	1,100	13,500
Chugoku Bank Ltd. (The)	100	795
Chugoku Electric Power Co., Inc. (The)	1,300	15,509
COMSYS Holdings Corp.	135	4,074
Concordia Financial Group Ltd.	1,800	6,944
Cosmo Energy Holdings Co. Ltd.	300	7,186
Dai Nippon Printing Co. Ltd.	400	7,186
Daicel Corp.	600	4,393
Daido Steel Co. Ltd.	159	6,544
Daiichikosho Co. Ltd.	55	2,184
Daito Trust Construction Co. Ltd.	110	12,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Daiwa Securities Group, Inc.	1,100	$5,344
Denka Co. Ltd.	236	8,861
DIC Corp.	361	8,840
DMG Mori Co. Ltd.	442	6,634
Dowa Holdings Co. Ltd.	200	7,875
Ebara Corp.	234	8,763
Electric Power Development Co. Ltd.	763	12,433
Ezaki Glico Co. Ltd.	41	1,668
Fuji Electric Co. Ltd.	139	5,767
Fuji Media Holdings, Inc.	200	2,418
Fuji Oil Holdings, Inc.	70	1,943
Fuji Seal International, Inc.	135	2,775
Fukuoka Financial Group, Inc.	700	12,582
Fukuyama Transporting Co. Ltd.	34	1,329
Furukawa Electric Co. Ltd.	270	7,048
Fuyo General Lease Co. Ltd.	22	1,456
Glory Ltd.	148	3,231
GS Yuasa Corp.	351	10,328
GungHo Online Entertainment, Inc.	100	2,045
Gunma Bank Ltd. (The)	1,100	3,531
Hachijuni Bank Ltd. (The)	300	988
Hakuhodo DY Holdings, Inc.	400	6,585
Haseko Corp.	437	5,406
Heiwa Corp.	61	921
Hino Motors Ltd.	1,100	10,325
Hirogin Holdings, Inc.	300	1,763
Hitachi Capital Corp.	153	4,132
Hitachi Transport System Ltd.	60	1,881
Hokuhoku Financial Group, Inc.	600	5,418
Hokuriku Electric Power Co.	800	4,956
Horiba Ltd.	35	2,083
Hulic Co. Ltd.	432	4,817
Idemitsu Kosan Co. Ltd.	220	5,749
IHI Corp.	558	10,255
Iida Group Holdings Co. Ltd.	144	3,260
INPEX Corp.	800	5,887
Isetan Mitsukoshi Holdings Ltd.	800	5,834
Isuzu Motors Ltd.	731	7,643
Itoham Yonekyu Holdings, Inc.	600	3,998
Iyo Bank Ltd. (The)	300	1,735
Izumi Co. Ltd.	100	3,693
J Front Retailing Co. Ltd.	1,136	10,844
Japan Airlines Co. Ltd.(a)	69	1,639
Japan Aviation Electronics Industry Ltd.	200	3,173
Japan Post Insurance Co. Ltd.	146	2,986
JFE Holdings, Inc.(a)	2,000	20,987
JGC Holdings Corp.	500	6,415
JTEKT Corp.	1,000	10,484
Kajima Corp.	900	11,472
Kaken Pharmaceutical Co. Ltd.	146	5,804
Kamigumi Co. Ltd.	144	2,692
Kandenko Co. Ltd.	500	4,102
Kaneka Corp.	261	10,118
Kansai Electric Power Co., Inc. (The)	1,400	13,962
Kawasaki Heavy Industries Ltd.(a)	655	14,681
Kewpie Corp.	233	5,037
Kinden Corp.	230	3,754
Kissei Pharmaceutical Co. Ltd.	40	797
Kobe Steel Ltd.(a)	774	4,766
KOKUYO Co. Ltd.	340	4,851

	Shares	Value
Japan-(continued)
Konica Minolta, Inc.	2,100	$10,624
K’s Holdings Corp.	400	5,365
Kuraray Co. Ltd.	426	4,766
Kyoritsu Maintenance Co. Ltd.	24	875
Kyowa Exeo Corp.	100	2,555
Kyudenko Corp.	160	5,256
Kyushu Electric Power Co., Inc.	2,100	18,035
Kyushu Railway Co.	232	6,036
Lawson, Inc.	80	3,736
Lintec Corp.	66	1,439
Lixil Corp.	500	14,018
Mabuchi Motor Co. Ltd.	36	1,592
Maeda Corp.	600	5,294
Maeda Road Construction Co. Ltd.	58	1,178
Marubeni Corp.	1,000	7,431
Matsumotokiyoshi Holdings Co. Ltd.	64	2,511
Mazda Motor Corp.	1,900	14,962
Mebuki Financial Group, Inc.	1,700	3,622
Medipal Holdings Corp.	657	13,012
Megmilk Snow Brand Co. Ltd.	200	4,010
Mitsubishi Chemical Holdings Corp.	2,600	18,054
Mitsubishi Gas Chemical Co., Inc.	300	6,980
Mitsubishi Heavy Industries Ltd.	538	15,493
Mitsubishi Materials Corp.	228	5,357
Mitsubishi Motors Corp.(a)	1,300	3,685
Mitsubishi Shokuhin Co. Ltd.	59	1,583
Mitsui Chemicals, Inc.	500	15,393
Mitsui Mining & Smelting Co. Ltd.	251	8,740
Mitsui OSK Lines Ltd.	518	16,361
Morinaga & Co. Ltd.	46	1,658
Morinaga Milk Industry Co. Ltd.	100	4,552
Nagase & Co. Ltd.	500	7,809
Nankai Electric Railway Co. Ltd.	200	4,824
NGK Insulators Ltd.	150	2,647
NGK Spark Plug Co. Ltd.	316	5,345
NH Foods Ltd.	133	5,599
NHK Spring Co. Ltd.	696	5,200
Nichirei Corp.	111	2,889
Nifco, Inc.	100	3,431
Nihon Unisys Ltd.	55	1,590
Nikon Corp.	213	1,889
Nippo Corp.	68	1,775
Nippon Express Co. Ltd.	128	9,515
Nippon Kayaku Co. Ltd.	300	2,906
Nippon Paper Industries Co. Ltd.	442	5,775
Nippon Shokubai Co. Ltd.	57	3,028
Nippon Steel Corp.(a)	1,141	16,787
Nippon Yusen KK	746	21,391
Nipro Corp.	237	2,943
Nishi-Nippon Railroad Co. Ltd.	52	1,457
Nissan Shatai Co. Ltd.	300	2,157
Nisshinbo Holdings, Inc.	500	3,717
NOK Corp.	500	6,828
Nomura Real Estate Holdings, Inc.	264	5,945
NS Solutions Corp.	30	880
NSK Ltd.	700	6,853
Obayashi Corp.	1,500	12,854
Oji Holdings Corp.	3,365	21,193
OKUMA Corp.	37	2,032
Open House Co. Ltd.	39	1,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Osaka Gas Co. Ltd.	300	$5,367
OSG Corp.	145	2,598
Paltac Corp.	58	3,141
Park24 Co. Ltd.(a)	100	2,150
Penta-Ocean Construction Co. Ltd.	1,100	8,177
Persol Holdings Co. Ltd.	163	3,224
Pilot Corp.	76	2,283
Rengo Co. Ltd.	1,000	8,100
Resona Holdings, Inc.	2,000	8,029
Resorttrust, Inc.	49	841
Ricoh Co. Ltd.	1,713	14,824
Sankyo Co. Ltd.	38	1,054
Sankyu, Inc.	123	5,126
Sanwa Holdings Corp.	543	6,702
Sapporo Holdings Ltd.	300	6,153
Sawai Pharmaceutical Co. Ltd.	138	6,191
Sega Sammy Holdings, Inc.	230	3,862
Seibu Holdings, Inc.	329	3,953
Seiko Epson Corp.	500	8,185
Seino Holdings Co. Ltd.	300	4,196
Sekisui Chemical Co. Ltd.	231	4,109
Seven Bank Ltd.	1,600	3,604
Sharp Corp.	146	2,759
Shikoku Electric Power Co., Inc.	700	4,882
Shimamura Co. Ltd.	17	1,693
Shimizu Corp.	1,500	11,334
Ship Healthcare Holdings, Inc.	181	10,040
Shizuoka Bank Ltd. (The)	400	2,921
Showa Denko K.K.	665	16,191
SKY Perfect JSAT Holdings, Inc.	400	1,690
Skylark Holdings Co. Ltd.(a)	200	3,094
Sojitz Corp.	5,600	14,717
Sotetsu Holdings, Inc.	51	1,181
SUMCO Corp.	300	6,842
Sumitomo Bakelite Co. Ltd.	100	3,975
Sumitomo Chemical Co. Ltd.	4,100	19,819
Sumitomo Electric Industries Ltd.	934	13,558
Sumitomo Forestry Co. Ltd.	545	9,771
Sumitomo Heavy Industries Ltd.	428	11,751
Sumitomo Osaka Cement Co. Ltd.	151	4,989
Sumitomo Rubber Industries Ltd.	827	9,198
Suzuken Co. Ltd.	349	13,300
T&D Holdings, Inc.	1,200	16,174
Taiheiyo Cement Corp.	543	13,516
Taisei Corp.	300	10,573
Taiyo Yuden Co. Ltd.	100	4,937
Takara Holdings, Inc.	152	2,036
Takashimaya Co. Ltd.	614	6,236
TechnoPro Holdings, Inc.	31	2,252
Teijin Ltd.	849	14,583
Toda Corp.	1,100	7,516
Tohoku Electric Power Co., Inc.	1,900	16,710
Tokai Carbon Co. Ltd.	900	12,173
Tokai Rika Co. Ltd.	231	3,753
Tokuyama Corp.	300	7,479
Tokyo Electric Power Co. Holdings, Inc.(a)	6,587	21,145
Tokyo Gas Co. Ltd.	332	6,862
Tokyo Tatemono Co. Ltd.	300	4,255
Tokyu Fudosan Holdings Corp.	1,200	7,501
Toppan Printing Co. Ltd.	735	11,535

	Shares	Value
Japan-(continued)
Toray Industries, Inc.	2,467	$16,130
Toshiba TEC Corp.	24	879
Tosoh Corp.	635	11,622
Toyo Seikan Group Holdings Ltd.	700	8,752
Toyo Tire Corp.	134	2,336
Toyobo Co. Ltd.	400	5,038
Toyoda Gosei Co. Ltd.	200	5,183
Toyota Boshoku Corp.	300	4,652
Toyota Tsusho Corp.	282	11,805
TS Tech Co. Ltd.	147	4,080
Tsumura & Co.	100	3,140
TV Asahi Holdings Corp.	60	1,151
Ube Industries Ltd.	463	9,291
Ulvac, Inc.	49	2,201
Wacoal Holdings Corp.	66	1,407
West Japan Railway Co.	100	6,114
Yamada Holdings Co. Ltd.	1,500	7,166
Yamaguchi Financial Group, Inc.	300	1,847
Yamaha Motor Co. Ltd.	665	14,475
Yamato Kogyo Co. Ltd.	69	1,719
Yamazaki Baking Co. Ltd.	262	4,409
Yaoko Co. Ltd.	16	981
Yokohama Rubber Co. Ltd. (The)	500	8,635
Zenkoku Hosho Co. Ltd.	41	1,880
Zensho Holdings Co. Ltd.	69	1,837
Zeon Corp.	300	4,393

		1,506,474

Kazakhstan-0.25%
KAZ Minerals PLC.	1,041	12,147

Luxembourg-0.27%
L’Occitane International S.A.	1,250	3,279
RTL Group S.A.(a)	180	10,195

		13,474

Malaysia-0.02%
Wing Tai Holdings Ltd.	700	1,006

Netherlands-3.02%
Aalberts N.V.	173	8,114
ABN AMRO Bank N.V., CVA(a)(b)	1,132	13,081
Aegon N.V.	7,947	38,160
ASR Nederland N.V.	401	16,841
EXOR N.V.	133	10,735
NN Group N.V.	513	23,786
Randstad N.V.(a)	220	14,778
Signify N.V.(a)(b)	520	22,754

		148,249

New Zealand-0.31%
Fletcher Building Ltd.	1,923	9,032
SKYCITY Entertainment Group Ltd.	2,874	6,353

		15,385

Norway-0.34%
Leroy Seafood Group ASA	360	2,914
Norsk Hydro ASA	2,431	13,549

		16,463

Poland-1.69%
Bank Polska Kasa Opieki S.A.(a)	736	13,397
Grupa Lotos S.A.	463	5,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Poland-(continued)
PGE Polska Grupa Energetyczna S.A.(a)	3,430	$6,120
Polski Koncern Naftowy ORLEN S.A.	1,458	23,032
Powszechna Kasa Oszczednosci Bank Polski S.A.(a) .	1,761	14,249
Powszechny Zaklad Ubezpieczen S.A.(a)	1,686	13,249
Santander Bank Polska S.A.(a)	139	7,852

		83,128

Portugal-0.22%
Galp Energia SGPS S.A.	968	10,908

Russia-0.44%
Evraz PLC	2,709	21,626

Singapore-1.65%
Ascott Residence Trust	2,500	1,861
BOC Aviation Ltd.(b)	800	7,735
CapitaLand Ltd.	2,600	6,218
City Developments Ltd.	600	3,321
ComfortDelGro Corp. Ltd.	9,600	11,624
Frasers Property Ltd.	1,700	1,483
Genting Singapore Ltd.	6,700	4,308
Jardine Cycle & Carriage Ltd.	453	7,168
Olam International Ltd.	2,900	3,489
SATS Ltd.(a)	1,000	3,309
Sembcorp Industries Ltd.	4,300	5,594
SIA Engineering Co. Ltd.	900	1,381
Singapore Post Ltd.	4,800	2,509
Singapore Press Holdings Ltd.	7,500	7,896
StarHub Ltd.	2,700	2,579
Suntec REIT	3,400	3,708
UOL Group Ltd.	1,200	6,669

		80,852

South Korea-9.56%
Amorepacific Corp., Preference Shares	23	1,552
Amorepacific Group	38	2,188
BGF retail Co. Ltd.	27	3,821
BNK Financial Group, Inc.	886	4,653
Cheil Worldwide, Inc.	130	2,251
CJ CheilJedang Corp.	20	7,236
CJ CheilJedang Corp., Preference Shares	6	985
CJ Corp.	60	4,951
CJ ENM Co. Ltd.	29	3,570
CJ Logistics Corp.(a)	35	5,109
Daewoo Engineering & Construction Co. Ltd.	829	4,331
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	223	5,052
DB Insurance Co. Ltd.	209	7,701
DGB Financial Group, Inc.	719	4,525
DL E&C Co. Ltd.(a)	71	7,015
DL Holdings Co. Ltd.	57	4,389
Doosan Bobcat, Inc.(a)	81	2,332
Doosan Infracore Co. Ltd.	623	4,359
E-MART, Inc.	91	13,688
Fila Holdings Corp.	175	6,231
GS Engineering & Construction Corp.	274	8,865
GS Holdings Corp.	239	8,296
GS Retail Co. Ltd.	124	3,995
Hana Financial Group, Inc.	773	25,491
Hankook Tire & Technology Co. Ltd.	265	11,239
Hanwha Aerospace Co. Ltd.	162	5,321
Hanwha Corp.	198	5,173

	Shares	Value
South Korea-(continued)
Hanwha Corp., Preference Shares	106	$1,288
Hanwha Life Insurance Co. Ltd.	1,287	3,671
HDC Hyundai Development Co.-Engineering & Construction, Class E	216	5,152
Hotel Shilla Co. Ltd.	67	4,866
Hyundai Department Store Co. Ltd.	70	5,109
Hyundai Engineering & Construction Co. Ltd.	340	12,045
Hyundai Glovis Co. Ltd.	53	9,105
Hyundai Heavy Industries Holdings Co. Ltd.	47	11,316
Hyundai Marine & Fire Insurance Co. Ltd.	283	5,516
Hyundai Steel Co.	351	12,481
Hyundai Wia Corp.	74	5,078
Industrial Bank of Korea(a)	996	7,385
KB Financial Group, Inc.	385	15,009
KEPCO Plant Service & Engineering Co. Ltd.	58	1,386
Korea Aerospace Industries Ltd.	138	4,066
Korea Electric Power Corp.(a)	274	5,536
Korea Gas Corp.(a)	124	3,515
Korean Air Lines Co. Ltd.(a)	378	9,471
Kumho Petrochemical Co. Ltd.(a)	82	15,400
LG Display Co. Ltd.(a)	657	13,216
LG Innotek Co. Ltd.	33	5,845
LG Uplus Corp.	573	6,018
Lotte Chemical Corp.	40	11,322
LOTTE Fine Chemical Co. Ltd.	82	3,897
Lotte Shopping Co. Ltd.	53	5,590
LS Corp.	81	5,040
Mando Corp.(a)	154	8,567
NH Investment & Securities Co. Ltd.(a)	404	3,902
POSCO.	92	23,051
Posco International Corp.	230	4,575
Samsung Card Co. Ltd.	119	3,490
Samsung Engineering Co. Ltd.(a)	737	8,462
Samsung Fire & Marine Insurance Co. Ltd.	42	6,467
Samsung Life Insurance Co. Ltd.	104	6,943
Shinhan Financial Group Co. Ltd.	505	14,811
Shinsegae, Inc.	32	7,605
SK Holdings Co. Ltd.	72	16,822
SK Networks Co. Ltd.	626	3,098
S-Oil Corp.(a)	42	3,178
Woori Financial Group, Inc.	631	5,381

		468,994

Spain-2.09%
Acciona S.A.	36	5,829
ACS Actividades de Construccion y Servicios S.A.	1,088	33,464
Bankia S.A.	5,643	11,195
Bankinter S.A.	3,218	21,452
Inmobiliaria Colonial SOCIMI S.A.	1,238	12,142
Mapfre S.A.	4,638	8,850
Merlin Properties SOCIMI S.A.	912	9,504

		102,436

Sweden-3.35%
Castellum AB	358	8,396
Electrolux AB, Series B	654	15,528
Fastighets AB Balder, Class B(a)	125	6,024
Holmen AB, Class B	434	19,189
Husqvarna AB, Class B	526	6,468
Industrivarden AB, Class A(a)	251	8,964
Industrivarden AB, Class C(a)	202	6,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Sweden-(continued)
Kinnevik AB, Class B	330	$15,415
L E Lundbergforetagen AB, Class B(a)	79	3,952
Lundin Energy AB	372	12,094
Saab AB, Class B(a)	145	3,856
Securitas AB, Class B.	1,327	20,450
Skanska AB, Class B.	766	18,676
Svenska Cellulosa AB S.C.A., Class B(a)	1,076	18,606

		164,325

Switzerland-2.01%
Adecco Group AG	467	29,445
Baloise Holding AG.	115	20,185
DKSH Holding AG	144	10,808
Flughafen Zurich AG(a)	32	5,677
Georg Fischer AG	7	9,039
Helvetia Holding AG	150	16,519
Sulzer AG	62	6,972

		98,645

Taiwan-0.04%
FIT Hon Teng Ltd.(b)	5,000	1,850

United Kingdom-9.77%
Aviva PLC	4,191	21,205
Bellway PLC	580	22,770
BT Group PLC(a)	9,563	16,519
Centrica PLC(a)	27,426	20,230
CNH Industrial N.V.(a)	1,336	19,849
Direct Line Insurance Group PLC	2,299	10,305
DS Smith PLC(a)	5,869	32,608
easyJet PLC(a)	1,053	14,510
IMI PLC	392	7,174

	Shares	Value
United Kingdom-(continued)
International Consolidated Airlines Group S.A.(a)	3,213	$8,623
ITV PLC(a)	17,507	26,887
J Sainsbury PLC	7,672	24,263
Johnson Matthey PLC	673	28,745
M&G PLC	12,216	31,409
Meggitt PLC(a)	3,557	21,046
Melrose Industries PLC(a)	6,983	16,197
Pearson PLC	897	9,418
Phoenix Group Holdings PLC	586	5,817
Rolls-Royce Holdings PLC(a)	12,200	18,370
RSA Insurance Group PLC.	1,455	13,739
St James’s Place PLC	824	13,525
Tate & Lyle PLC	1,118	11,364
Taylor Wimpey PLC(a)	11,198	24,674
TechnipFMC PLC	571	4,669
Travis Perkins PLC(a)	780	15,676
WM Morrison Supermarkets PLC	9,050	21,617
WPP PLC	1,509	18,013

		479,222

United States-0.50%
Samsonite International S.A.(a)(b)	6,000	11,679
Tenaris S.A.	1,249	13,108

		24,787

TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $4,997,866)		4,903,704
OTHER ASSETS LESS LIABILITIES-0.02%		811

NET ASSETS-100.00%		$4,904,515

Investment Abbreviations:

CVA-Dutch Certificates

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $97,250, which represented 1.98% of the Fund’s Net Assets.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,554,143	$(1,554,143)	$-	$-	$-	$1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Industrials	22.92
Financials	18.75
Materials	16.38
Consumer Discretionary	12.96
Real Estate	5.12
Consumer Staples	4.96
Utilities	4.91
Energy	4.60
Communication Services	4.31
Information Technology	3.13
Health Care	1.94
Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

February 28, 2021

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-4.92%
Activision Blizzard, Inc.	24,931	$2,383,653
Alphabet, Inc., Class A(b)	140	283,067
Alphabet, Inc., Class C(b)	143	291,271
Altice USA, Inc., Class A(b)	75,397	2,534,093
Cable One, Inc.	914	1,750,173
Charter Communications, Inc., Class A(b)	2,466	1,512,694
Comcast Corp., Class A	17,251	909,473
Discovery, Inc., Class C(b)	10,547	474,615
DISH Network Corp., Class A(b)	31,376	988,658
Electronic Arts, Inc.	18,814	2,520,512
Facebook, Inc., Class A(b)	1,064	274,108
Fox Corp., Class A	10,932	364,145
IAC/InterActiveCorp.(b)	50,653	12,401,374
Interpublic Group of Cos., Inc. (The)	79,466	2,075,652
Liberty Broadband Corp., Class C(b)	41,341	6,180,893
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,730	473,408
Live Nation Entertainment, Inc.(b)	6,645	590,475
Lumen Technologies, Inc.	60,055	738,076
Madison Square Garden Entertainment Corp.(b)	3,685	397,132
Match Group, Inc.(b)	14,404	2,201,651
Netflix, Inc.(b)	980	528,073
New York Times Co. (The), Class A	34,089	1,744,334
News Corp., Class A	45,554	1,068,241
Nexstar Media Group, Inc., Class A	4,754	653,913
Omnicom Group, Inc.	7,202	494,993
Pinterest, Inc., Class A(b)	20,720	1,669,618
Roku, Inc.(b)	8,425	3,331,919
Spotify Technology S.A.(b)	6,054	1,860,878
Take-Two Interactive Software, Inc.(b)	15,924	2,937,341
T-Mobile US, Inc.(b)	6,397	767,448
Twitter, Inc.(b)	73,508	5,664,526
Verizon Communications, Inc.	8,425	465,902
ViacomCBS, Inc., Class B	24,393	1,573,105
Zillow Group, Inc., Class A(b)(c)	10,751	1,825,735
Zillow Group, Inc., Class C(b)	15,684	2,530,300
Zynga, Inc., Class A(b)	168,035	1,873,590

		68,335,039

Consumer Discretionary-15.05%
Advance Auto Parts, Inc.	6,442	1,032,975
Amazon.com, Inc.(b)	268	828,905
Aptiv PLC	23,333	3,496,217
AutoNation, Inc.(b)	38,876	2,916,478
AutoZone, Inc.(b)	871	1,010,290
Best Buy Co., Inc.	84,775	8,507,171
Booking Holdings, Inc.(b)	356	828,950
BorgWarner, Inc.	20,100	904,500
Bright Horizons Family Solutions, Inc.(b)	5,656	903,037
Brunswick Corp.	22,420	1,981,255
Burlington Stores, Inc.(b)	6,145	1,590,449
Capri Holdings Ltd.(b)	15,011	700,563
CarMax, Inc.(b)	20,510	2,451,150
Carvana Co.(b)	7,120	2,018,520
Chegg, Inc.(b)	26,410	2,549,357
Chipotle Mexican Grill, Inc.(b)	2,442	3,521,364

	Shares	Value
Consumer Discretionary-(continued)
Choice Hotels International, Inc.	2,893	$303,389
D.R. Horton, Inc.	103,721	7,973,033
Darden Restaurants, Inc.	7,842	1,076,942
Dick’s Sporting Goods, Inc.	46,705	3,333,336
Dollar General Corp.	17,407	3,289,749
Dollar Tree, Inc.(b)	16,720	1,641,904
Domino’s Pizza, Inc.	7,407	2,566,600
eBay, Inc.	107,155	6,045,685
Etsy, Inc.(b)	17,115	3,769,921
Expedia Group, Inc.	23,977	3,860,297
Extended Stay America, Inc.	20,365	327,673
Five Below, Inc.(b)	9,549	1,777,260
Floor & Decor Holdings, Inc., Class A(b)	33,093	3,146,813
Foot Locker, Inc.	37,389	1,798,037
Ford Motor Co.(b)	219,129	2,563,809
frontdoor, inc.(b)	9,681	506,994
Gap, Inc. (The)	138,357	3,452,007
Garmin Ltd.	14,145	1,754,263
General Motors Co.(b)	105,391	5,409,720
Gentex Corp.	43,547	1,540,693
Genuine Parts Co.	13,736	1,447,088
Grand Canyon Education, Inc.(b)	3,468	363,065
Grubhub, Inc.(b)	24,988	1,600,981
Hanesbrands, Inc.	92,664	1,639,226
Harley-Davidson, Inc.	37,127	1,324,320
Hasbro, Inc.	6,790	636,291
Hilton Worldwide Holdings, Inc.	5,034	622,605
Home Depot, Inc. (The)	2,016	520,813
L Brands, Inc.(b)	173,898	9,505,265
Lear Corp.	14,298	2,374,755
Leggett & Platt, Inc.	13,010	562,943
Lennar Corp., Class A	94,088	7,806,481
Lennar Corp., Class B	6,378	421,968
LKQ Corp.(b)	46,012	1,812,413
Lowe’s Cos., Inc.	13,400	2,140,650
lululemon athletica, inc.(b)	6,247	1,947,065
Mattel, Inc.(b)	53,333	1,077,327
McDonald’s Corp.	2,799	576,986
MGM Resorts International	20,560	776,962
Mohawk Industries, Inc.(b)	8,609	1,506,489
Newell Brands, Inc.	93,625	2,169,291
NIKE, Inc., Class B	5,829	785,633
NVR, Inc.(b)	466	2,097,391
Ollie’s Bargain Outlet Holdings, Inc.(b)	15,450	1,277,406
O’Reilly Automotive, Inc.(b)	2,799	1,252,077
Peloton Interactive, Inc., Class A(b)	24,696	2,975,127
Penske Automotive Group, Inc.	17,087	1,161,574
Polaris, Inc.	9,843	1,159,112
Pool Corp.	10,186	3,409,967
PulteGroup, Inc.	77,624	3,501,619
Qurate Retail, Inc., Class A	288,655	3,585,095
Ross Stores, Inc.	8,524	994,239
Service Corp. International	29,533	1,410,496
Starbucks Corp.	5,905	637,917
Tapestry, Inc.	17,860	752,620
Target Corp.	25,209	4,624,339
Tempur Sealy International, Inc.	56,689	1,893,980
Terminix Global Holdings, Inc.(b)	39,418	1,774,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.	40,232	$4,709,558
TJX Cos., Inc. (The)	17,164	1,132,652
Toll Brothers, Inc.	69,007	3,686,354
Tractor Supply Co.	37,283	5,926,506
Travel + Leisure Co.	10,545	637,234
Ulta Beauty, Inc.(b)	7,493	2,415,219
Vail Resorts, Inc.	3,769	1,165,299
VF Corp.	4,088	323,483
Wayfair, Inc., Class A(b)	8,562	2,474,247
Wendy’s Co. (The)	23,701	484,211
Whirlpool Corp.	46,233	8,787,969
Williams-Sonoma, Inc.	55,426	7,276,880
Yum China Holdings, Inc. (China)	52,278	3,128,316
Yum! Brands, Inc.	12,283	1,271,659

		208,924,673

Consumer Staples-4.49%
Albertsons Cos., Inc., Class A(c)	19,722	318,905
Archer-Daniels-Midland Co.	53,601	3,032,745
Beyond Meat, Inc.(b)(c)	10,235	1,488,988
Boston Beer Co., Inc. (The), Class A(b)	2,585	2,659,215
Brown-Forman Corp., Class B	7,354	526,399
Bunge Ltd.	8,910	682,328
Campbell Soup Co.	22,661	1,030,622
Casey’s General Stores, Inc.	14,143	2,856,320
Church & Dwight Co., Inc.	27,515	2,166,806
Clorox Co. (The)	21,440	3,881,712
Colgate-Palmolive Co.	24,036	1,807,507
Conagra Brands, Inc.	61,943	2,101,726
Constellation Brands, Inc., Class A	5,446	1,166,207
Costco Wholesale Corp.	5,259	1,740,729
Estee Lauder Cos., Inc. (The), Class A	6,093	1,741,745
Flowers Foods, Inc.	45,061	980,077
General Mills, Inc.	67,065	3,689,246
Grocery Outlet Holding Corp.(b)	19,679	708,247
Hain Celestial Group, Inc. (The)	39,985	1,686,567
Herbalife Nutrition Ltd.(b)	16,769	754,270
Hershey Co. (The)	8,714	1,269,194
Hormel Foods Corp.	23,766	1,102,029
Ingredion, Inc.	7,907	713,211
JM Smucker Co. (The)	28,080	3,144,960
Kellogg Co.	14,164	817,404
Keurig Dr Pepper, Inc.	13,467	411,013
Kimberly-Clark Corp.	10,098	1,295,876
Kraft Heinz Co. (The)	33,642	1,223,896
Kroger Co. (The)	175,678	5,658,588
Lamb Weston Holdings, Inc.	3,929	313,416
McCormick & Co., Inc.	15,734	1,326,062
Molson Coors Beverage Co., Class B	10,516	467,436
Mondelez International, Inc., Class A	18,645	991,168
Monster Beverage Corp.(b)	17,883	1,569,054
Nu Skin Enterprises, Inc., Class A	38,298	1,960,092
PepsiCo, Inc.	3,111	401,910
Philip Morris International, Inc.	7,275	611,246
Post Holdings, Inc.(b)	3,365	323,242
Reynolds Consumer Products, Inc.	10,125	279,551
Spectrum Brands Holdings, Inc.	15,829	1,227,539
Sprouts Farmers Market, Inc.(b)	44,795	945,623
Sysco Corp.	8,959	713,405

	Shares	Value
Consumer Staples-(continued)
US Foods Holding Corp.(b)	8,401	$306,301
Walmart, Inc.	1,829	237,624

		62,330,201

Energy-0.60%
Antero Midstream Corp.	45,803	403,983
Baker Hughes Co., Class A	16,010	391,925
Cabot Oil & Gas Corp.	91,893	1,700,939
Cheniere Energy, Inc.(b)	14,483	976,009
EQT Corp.	208,486	3,708,966
Williams Cos., Inc. (The)	47,992	1,096,137

		8,277,959

Financials-10.59%
Affiliated Managers Group, Inc.	11,371	1,591,599
Aflac, Inc.	22,148	1,060,668
AGNC Investment Corp.	64,704	1,037,205
Alleghany Corp.	502	324,508
Allstate Corp. (The)	16,608	1,770,413
Ally Financial, Inc.	71,476	2,966,254
American Express Co.	5,013	678,058
American Financial Group, Inc.	6,258	667,729
American International Group, Inc.	12,078	530,828
Ameriprise Financial, Inc.	18,799	4,159,091
Aon PLC, Class A	3,159	719,336
Apollo Global Management, Inc.	17,291	855,213
Arch Capital Group Ltd.(b)	16,939	606,755
Arthur J. Gallagher & Co.	24,155	2,893,769
Assurant, Inc.	17,333	2,135,772
Athene Holding Ltd., Class A(b)	15,829	721,644
AXIS Capital Holdings Ltd.	8,999	454,719
Bank of New York Mellon Corp. (The)	8,635	364,052
Bank OZK	21,921	903,584
Berkshire Hathaway, Inc., Class B(b)	2,213	532,249
BlackRock, Inc.	2,715	1,885,567
Brighthouse Financial, Inc.(b)	8,730	348,240
Brown & Brown, Inc.	35,582	1,633,214
Capital One Financial Corp.	9,471	1,138,319
Charles Schwab Corp. (The)	12,428	767,056
Chubb Ltd.	8,469	1,376,890
Cincinnati Financial Corp.	5,263	515,090
Citizens Financial Group, Inc.	24,472	1,063,064
Comerica, Inc.	5,798	394,844
Commerce Bancshares, Inc.	13,691	1,013,545
Cullen/Frost Bankers, Inc.	4,796	500,702
Discover Financial Services	18,845	1,772,749
East West Bancorp, Inc.	17,565	1,267,490
Eaton Vance Corp.	40,713	2,974,899
Erie Indemnity Co., Class A	7,432	1,799,287
Evercore, Inc., Class A	23,368	2,798,785
Everest Re Group Ltd.	3,499	846,093
FactSet Research Systems, Inc.	5,636	1,712,837
Fidelity National Financial, Inc.	15,337	587,100
Fifth Third Bancorp	35,650	1,236,698
First American Financial Corp.	15,046	790,517
First Citizens BancShares, Inc., Class A	1,474	1,087,650
First Republic Bank	13,063	2,152,129
Franklin Resources, Inc.	13,510	353,557
Globe Life, Inc.	8,596	802,866
Goldman Sachs Group, Inc. (The)	8,052	2,572,453
Hanover Insurance Group, Inc. (The)	4,272	492,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The).	12,461	$631,648
Huntington Bancshares, Inc.	47,088	722,330
Interactive Brokers Group, Inc., Class A	39,445	2,855,424
Intercontinental Exchange, Inc.	10,597	1,168,955
Invesco Ltd., (Acquired 06/04/2020 - 02/24/2021; Cost $561,671)(d)(e)	55,081	1,234,916
Jefferies Financial Group, Inc.	117,809	3,421,173
Kemper Corp.	13,618	1,029,793
KeyCorp.	34,804	700,953
KKR & Co., Inc., Class A	31,957	1,455,961
Lazard Ltd., Class A	27,993	1,083,049
Lincoln National Corp.	5,561	316,254
Loews Corp.	14,315	684,400
LPL Financial Holdings, Inc.	13,803	1,815,647
M&T Bank Corp.	2,568	387,614
Markel Corp.(b)	944	1,027,827
MarketAxess Holdings, Inc.	4,089	2,273,239
Marsh & McLennan Cos., Inc.	7,900	910,238
Mercury General Corp.	8,606	502,590
MetLife, Inc.	35,049	2,018,822
MGIC Investment Corp.	36,359	442,853
Moody’s Corp.	4,050	1,113,304
Morgan Stanley	33,585	2,581,679
Morningstar, Inc.	5,063	1,135,378
MSCI, Inc.	7,147	2,962,574
Nasdaq, Inc.	12,559	1,736,784
New York Community Bancorp, Inc.	27,579	336,740
Northern Trust Corp.	9,165	871,866
Old Republic International Corp.	30,205	583,863
OneMain Holdings, Inc.	21,007	985,438
Pinnacle Financial Partners, Inc.	6,421	521,193
PNC Financial Services Group, Inc. (The)	4,304	724,621
Popular, Inc.	10,583	707,156
Primerica, Inc.	6,461	912,487
Principal Financial Group, Inc.	34,015	1,924,569
Progressive Corp. (The)	86,418	7,427,627
Prosperity Bancshares, Inc.	4,504	330,909
Prudential Financial, Inc.	13,669	1,185,376
Raymond James Financial, Inc.	23,753	2,772,925
Regions Financial Corp.	84,967	1,752,869
Reinsurance Group of America, Inc.	2,356	287,974
RenaissanceRe Holdings Ltd. (Bermuda)	5,397	901,191
Rocket Cos., Inc., Class A(b)(c)	58,525	1,278,771
S&P Global, Inc.	3,981	1,311,182
Santander Consumer USA Holdings, Inc.	17,304	432,600
Signature Bank.	2,640	576,418
SLM Corp.	202,165	3,192,185
State Street Corp.	18,144	1,320,339
SVB Financial Group(b)	16,283	8,228,777
Synchrony Financial	29,829	1,153,786
Synovus Financial Corp.	13,812	584,386
T. Rowe Price Group, Inc.	16,409	2,660,555
Tradeweb Markets, Inc., Class A	25,521	1,857,674
Travelers Cos., Inc. (The)	20,302	2,953,941
Truist Financial Corp.	6,772	385,733
Unum Group	13,735	363,703
Virtu Financial, Inc., Class A	19,855	541,446
Voya Financial, Inc.(c)	15,021	905,466
W.R. Berkley Corp.	15,137	1,049,448
Western Alliance Bancorporation	16,689	1,527,210

	Shares	Value
Financials-(continued)
Willis Towers Watson PLC	4,648	$1,025,535
Zions Bancorporation N.A	7,421	394,575

		147,041,801

Health Care-13.70%
10X Genomics, Inc., Class A(b)	9,993	1,778,654
Abbott Laboratories	6,842	819,535
AbbVie, Inc.	8,629	929,688
ABIOMED, Inc.(b)	10,952	3,554,472
Acadia Healthcare Co., Inc.	59,144	3,267,115
ACADIA Pharmaceuticals, Inc.(b)	5,389	263,899
Acceleron Pharma, Inc.(b)	8,553	1,164,576
Adaptive Biotechnologies Corp.(b)	14,502	820,378
Agilent Technologies, Inc.	20,011	2,442,743
Alexion Pharmaceuticals, Inc.(b)	21,719	3,317,577
Align Technology, Inc.(b)	6,305	3,575,628
Amedisys, Inc.(b)	10,176	2,581,041
AmerisourceBergen Corp.	27,250	2,758,245
Amgen, Inc.	2,057	462,660
Anthem, Inc.	6,076	1,842,182
Avantor, Inc.(b)	76,744	2,138,855
Baxter International, Inc.	8,695	675,514
Becton, Dickinson and Co.	1,037	250,072
Biogen, Inc.(b)	3,110	848,657
Bio-Rad Laboratories, Inc., Class A(b)	10,663	6,232,523
Bio-Techne Corp.	6,723	2,431,642
Bristol-Myers Squibb Co.	6,406	392,880
Bruker Corp.	7,341	447,654
Cardinal Health, Inc.	37,857	1,950,393
Catalent, Inc.(b)	41,310	4,697,360
Centene Corp.(b)	43,627	2,553,925
Cerner Corp.	13,639	943,000
Change Healthcare, Inc.(b)	52,175	1,193,242
Charles River Laboratories International, Inc.(b)	15,709	4,494,973
Chemed Corp.	2,516	1,120,148
Cigna Corp.	9,740	2,044,426
Cooper Cos., Inc. (The)	2,644	1,020,928
CVS Health Corp.	17,025	1,159,913
Danaher Corp.	4,784	1,050,901
DaVita, Inc.(b)	57,866	5,909,855
DENTSPLY SIRONA, Inc.	7,944	421,588
DexCom, Inc.(b)	6,661	2,649,613
Edwards Lifesciences Corp.(b)	9,678	804,242
Elanco Animal Health, Inc.(b)	19,246	632,424
Eli Lilly and Co.	5,219	1,069,321
Encompass Health Corp.	28,999	2,332,680
Envista Holdings Corp.(b)	31,947	1,231,237
Exact Sciences Corp.(b)	6,351	864,498
Exelixis, Inc.(b)	46,307	1,003,010
Gilead Sciences, Inc.	13,786	846,460
Globus Medical, Inc., Class A(b)	5,476	342,250
Guardant Health, Inc.(b)	7,998	1,177,146
Haemonetics Corp.(b)	3,224	407,836
HCA Healthcare, Inc.	11,851	2,038,727
Henry Schein, Inc.(b)	20,467	1,265,884
Hill-Rom Holdings, Inc.	3,771	402,253
Hologic, Inc.(b)	61,334	4,421,568
Horizon Therapeutics PLC(b)	59,003	5,363,963
Humana, Inc.	8,720	3,310,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
ICU Medical, Inc.(b)	2,012	$417,490
IDEXX Laboratories, Inc.(b)	6,534	3,398,791
Illumina, Inc.(b)	989	434,576
Incyte Corp.(b)	4,197	330,136
Insulet Corp.(b)	8,304	2,151,566
Intuitive Surgical, Inc.(b)	1,400	1,031,520
Iovance Biotherapeutics, Inc.(b)	7,129	265,912
IQVIA Holdings, Inc.(b)	7,578	1,460,963
Jazz Pharmaceuticals PLC(b)	5,751	966,398
Laboratory Corp. of America Holdings(b)	19,381	4,649,696
Masimo Corp.(b)	9,468	2,373,912
McKesson Corp.	45,129	7,650,268
Medtronic PLC	3,102	362,841
Mettler-Toledo International, Inc.(b)	2,498	2,787,893
Moderna, Inc.(b)	7,985	1,236,158
Molina Healthcare, Inc.(b)	44,630	9,673,999
Novocure Ltd.(b)	14,138	2,107,976
Penumbra, Inc.(b)(c)	7,583	2,156,833
PerkinElmer, Inc.	18,417	2,322,199
Perrigo Co. PLC	9,431	380,635
Pfizer, Inc.	11,843	396,622
PPD, Inc.(b)	14,040	492,242
PRA Health Sciences, Inc.(b)	7,234	1,066,364
Premier, Inc., Class A	8,104	274,077
QIAGEN N.V.(b)(c)	18,950	947,500
Quest Diagnostics, Inc.	27,788	3,212,015
Quidel Corp.(b)	11,071	1,818,522
Regeneron Pharmaceuticals, Inc.(b)	5,877	2,648,000
Repligen Corp.(b)	11,653	2,474,981
ResMed, Inc.	12,374	2,385,460
Royalty Pharma PLC, Class A	21,639	1,007,728
Seagen, Inc.(b)	7,027	1,061,850
STERIS PLC	13,792	2,410,842
Stryker Corp.	3,482	845,047
Syneos Health, Inc.(b)	15,575	1,204,726
Tandem Diabetes Care, Inc.(b)	13,154	1,262,652
Teladoc Health, Inc.(b)	9,165	2,026,290
Teleflex, Inc.	1,889	752,049
Thermo Fisher Scientific, Inc.	2,046	920,864
United Therapeutics Corp.(b)	6,784	1,134,149
UnitedHealth Group, Inc.	1,468	487,699
Universal Health Services, Inc., Class B	8,326	1,043,498
Varian Medical Systems, Inc.(b)	10,610	1,859,615
Veeva Systems, Inc., Class A(b)	10,434	2,922,668
Vertex Pharmaceuticals, Inc.(b)	2,091	444,442
Viatris, Inc.(b)	30,862	458,301
Waters Corp.(b)	2,989	818,627
West Pharmaceutical Services, Inc.	12,858	3,608,598
Zimmer Biomet Holdings, Inc.	6,248	1,018,799
Zoetis, Inc.	8,667	1,345,465

		190,229,956

Industrials-18.14%
3M Co.	4,731	828,209
A.O. Smith Corp.	38,974	2,313,886
ADT, Inc.	34,146	259,851
AECOM(b)	44,951	2,602,213
AGCO Corp.	28,641	3,708,437
Air Lease Corp.	7,750	355,415
Allegion PLC	4,320	469,930

	Shares	Value
Industrials-(continued)
Allison Transmission Holdings, Inc.	9,929	$376,508
AMERCO	2,202	1,265,533
AMETEK, Inc.	16,847	1,987,441
Axon Enterprise, Inc.(b)	14,407	2,384,214
Booz Allen Hamilton Holding Corp.	35,697	2,753,667
BWX Technologies, Inc.	5,747	333,383
C.H. Robinson Worldwide, Inc.	50,108	4,552,312
CACI International, Inc., Class A(b)	3,816	844,633
Carlisle Cos., Inc.	5,212	757,043
Carrier Global Corp.	66,026	2,411,930
Caterpillar, Inc.	14,622	3,156,597
Cintas Corp.	6,673	2,164,321
Clean Harbors, Inc.(b)	3,632	309,265
Copart, Inc.(b)	16,497	1,800,812
CoreLogic, Inc.	41,677	3,528,375
CoStar Group, Inc.(b)	2,554	2,103,883
CSX Corp.	29,294	2,681,866
Cummins, Inc.	27,557	6,977,432
Deere & Co.	16,172	5,645,969
Donaldson Co., Inc.	10,251	603,886
Dover Corp.	14,388	1,773,465
Eaton Corp. PLC	32,687	4,255,521
Emerson Electric Co.	17,015	1,461,588
Equifax, Inc.	6,936	1,122,800
Expeditors International of Washington, Inc.	29,429	2,702,759
Fastenal Co.	56,319	2,611,512
FedEx Corp.	22,794	5,801,073
Fortive Corp.	23,586	1,552,431
Fortune Brands Home & Security, Inc.	45,299	3,766,159
FTI Consulting, Inc.(b)	4,027	461,293
Generac Holdings, Inc.(b)	17,088	5,631,521
General Dynamics Corp.	4,457	728,586
General Electric Co.	54,421	682,439
Graco, Inc.	35,223	2,442,715
HEICO Corp.	2,865	360,360
HEICO Corp., Class A.	9,534	1,103,656
Honeywell International, Inc.	4,716	954,283
Howmet Aerospace, Inc.(b)	43,511	1,223,094
Hubbell, Inc.	9,879	1,753,621
IAA, Inc.(b)	31,368	1,839,106
IDEX Corp.	7,570	1,477,437
IHS Markit Ltd.	15,434	1,391,529
Illinois Tool Works, Inc.	7,335	1,482,990
Ingersoll Rand, Inc.(b)	25,657	1,188,964
ITT, Inc.	10,527	873,530
J.B. Hunt Transport Services, Inc.	16,874	2,478,284
Jacobs Engineering Group, Inc.	29,092	3,347,907
JetBlue Airways Corp.(b)	17,573	323,870
Johnson Controls International PLC	51,178	2,855,221
Kansas City Southern	13,200	2,802,888
Knight-Swift Transportation Holdings, Inc.	50,121	2,165,227
L3Harris Technologies, Inc.	4,569	831,147
Landstar System, Inc.	14,634	2,343,489
Leidos Holdings, Inc.	18,585	1,643,843
Lennox International, Inc.	6,997	1,957,551
Lincoln Electric Holdings, Inc.	16,077	1,898,854
Lockheed Martin Corp.	1,989	656,867
ManpowerGroup, Inc.	9,518	898,880
Masco Corp.	52,375	2,787,397
Middleby Corp. (The)(b)	15,748	2,305,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
MSA Safety, Inc.	5,669	$912,652
MSC Industrial Direct Co., Inc., Class A	19,828	1,707,786
Nordson Corp.	9,233	1,776,522
Norfolk Southern Corp.	11,189	2,820,299
Northrop Grumman Corp.	2,422	706,401
nVent Electric PLC.	13,322	349,836
Old Dominion Freight Line, Inc.	18,613	3,997,514
Oshkosh Corp.	6,268	664,408
Otis Worldwide Corp.	26,967	1,718,068
Owens Corning	34,953	2,831,892
PACCAR, Inc.	43,929	3,997,100
Parker-Hannifin Corp.	15,031	4,313,296
Pentair PLC	35,530	1,987,193
Quanta Services, Inc.	103,735	8,698,180
Regal Beloit Corp.	30,637	4,187,159
Republic Services, Inc.	16,023	1,427,489
Robert Half International, Inc.	19,113	1,486,800
Rockwell Automation, Inc.	9,578	2,330,136
Rollins, Inc.	39,702	1,316,915
Roper Technologies, Inc.	3,941	1,488,200
Ryder System, Inc.	29,038	1,967,905
Schneider National, Inc., Class B	29,612	684,926
Science Applications International Corp.	16,934	1,458,525
Sensata Technologies Holding PLC(b)	10,172	582,754
Snap-on, Inc.	9,028	1,833,677
Southwest Airlines Co.	18,302	1,063,895
Stanley Black & Decker, Inc.	12,077	2,111,543
Stericycle, Inc.(b)	7,963	516,560
Teledyne Technologies, Inc.(b)	3,497	1,297,387
Textron, Inc.	42,031	2,115,841
Timken Co. (The)	44,158	3,459,779
Toro Co. (The)	15,868	1,599,018
Trane Technologies PLC	37,215	5,702,827
TransDigm Group, Inc.(b)	1,282	739,291
TransUnion	13,807	1,162,687
Trex Co., Inc.(b)	33,515	3,071,315
Trinity Industries, Inc.	24,069	772,615
Union Pacific Corp.	4,451	916,728
United Parcel Service, Inc., Class B	15,484	2,443,840
United Rentals, Inc.(b)	33,087	9,839,412
Valmont Industries, Inc.	6,404	1,514,738
Verisk Analytics, Inc.	11,737	1,923,107
Vertiv Holdings Co.	166,360	3,481,915
W.W. Grainger, Inc.	6,674	2,487,467
Wabtec Corp.	10,453	757,111
Waste Management, Inc.	13,631	1,511,542
Watsco, Inc.	12,323	2,995,721
Woodward, Inc.	3,373	385,264
XPO Logistics, Inc.(b)	61,739	7,198,767
Xylem, Inc.	23,893	2,378,787

		251,809,323

Information Technology-19.13%
Accenture PLC, Class A	3,313	831,232
Adobe, Inc.(b)	1,184	544,249
Advanced Micro Devices, Inc.(b)	16,874	1,426,022
Akamai Technologies, Inc.(b)	20,625	1,949,063
Alteryx, Inc., Class A(b)	5,068	484,501
Amdocs Ltd.	10,342	784,027
Amphenol Corp., Class A	15,895	1,997,684

	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	9,887	$1,540,592
Anaplan, Inc.(b)	7,929	515,306
ANSYS, Inc.(b)	4,593	1,566,167
Apple, Inc.	14,049	1,703,582
Applied Materials, Inc.	29,843	3,527,144
Arista Networks, Inc.(b)	9,340	2,613,706
Arrow Electronics, Inc.(b)	23,808	2,386,990
Aspen Technology, Inc.(b)	6,060	912,091
Atlassian Corp. PLC, Class A(b)	10,726	2,549,570
Autodesk, Inc.(b)	6,420	1,771,920
Automatic Data Processing, Inc.	4,054	705,477
Avalara, Inc.(b)	13,298	2,086,988
Bill.com Holdings, Inc.(b)	13,466	2,222,025
Black Knight, Inc.(b)	25,659	1,967,789
Broadcom, Inc.	2,284	1,073,183
Broadridge Financial Solutions, Inc.	13,761	1,960,805
Cadence Design Systems, Inc.(b)	33,548	4,733,287
CDK Global, Inc.	6,357	318,740
CDW Corp.	8,710	1,366,512
Ceridian HCM Holding, Inc.(b)	16,299	1,461,368
Ciena Corp.(b)	18,811	981,370
Cirrus Logic, Inc.(b)	5,527	451,998
Citrix Systems, Inc.	13,169	1,759,115
Cloudflare, Inc., Class A(b)	14,008	1,036,172
Cognex Corp.	21,190	1,750,082
Cognizant Technology Solutions Corp., Class A	42,538	3,125,692
Concentrix Corp.(b)	12,814	1,582,657
Corning, Inc.	113,546	4,341,999
Coupa Software, Inc.(b)	7,356	2,547,089
Cree, Inc.(b)	17,618	1,998,938
Crowdstrike Holdings, Inc., Class A(b)	13,435	2,901,960
Datadog, Inc., Class A(b)	18,996	1,812,408
Dell Technologies, Inc., Class C(b)	163,293	13,238,164
DocuSign, Inc.(b)	10,067	2,281,786
Dolby Laboratories, Inc., Class A	16,978	1,657,562
Dropbox, Inc., Class A(b)	22,546	508,300
Dynatrace, Inc.(b)	13,853	689,325
Elastic N.V.(b)	10,276	1,380,992
Enphase Energy, Inc.(b)	18,384	3,236,687
Entegris, Inc.	41,492	4,365,373
EPAM Systems, Inc.(b)	9,857	3,682,674
Everbridge, Inc.(b)	7,174	1,099,272
F5 Networks, Inc.(b)	11,713	2,225,236
Fair Isaac Corp.(b)	3,706	1,695,680
Fastly, Inc., Class A(b)(c)	15,871	1,167,788
Fidelity National Information Services, Inc.	2,969	409,722
First Solar, Inc.(b)	19,878	1,610,516
Fiserv, Inc.(b)	2,818	325,113
Five9, Inc.(b)	13,353	2,473,510
FleetCor Technologies, Inc.(b)	1,473	408,478
Fortinet, Inc.(b)	8,022	1,354,515
Gartner, Inc.(b)	5,186	928,501
Genpact Ltd.	16,834	680,767
Global Payments, Inc.	2,884	571,003
Globant S.A. (Argentina)(b)	11,217	2,408,514
GoDaddy, Inc., Class A(b)	15,147	1,228,725
Guidewire Software, Inc.(b)	4,691	520,654
HP, Inc.	152,389	4,414,709
HubSpot, Inc.(b)	6,057	3,119,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Inphi Corp.(b)	11,101	$1,827,114
International Business Machines Corp.	6,131	729,160
Intuit, Inc.	4,004	1,562,121
IPG Photonics Corp.(b)	7,753	1,762,645
Jabil, Inc.	26,084	1,126,046
Jack Henry & Associates, Inc.	6,746	1,001,376
Juniper Networks, Inc.	27,712	645,135
Keysight Technologies, Inc.(b)	13,038	1,845,138
KLA Corp.	14,225	4,427,247
Lam Research Corp.	7,143	4,051,438
Littelfuse, Inc.	5,628	1,464,518
Lumentum Holdings, Inc.(b)	10,785	970,650
Manhattan Associates, Inc.(b)	9,407	1,156,591
Marvell Technology Group Ltd.	105,312	5,084,463
Maxim Integrated Products, Inc.	35,102	3,270,453
Microchip Technology, Inc.	16,776	2,560,521
Micron Technology, Inc.(b)	31,834	2,913,766
Microsoft Corp.	3,897	905,585
MKS Instruments, Inc.	8,869	1,462,498
MongoDB, Inc.(b)	6,640	2,562,575
Monolithic Power Systems, Inc.	8,728	3,268,811
Motorola Solutions, Inc.	8,303	1,457,010
NetApp, Inc.	12,894	807,164
NortonLifeLock, Inc.	222,468	4,340,351
Nuance Communications, Inc.(b)	71,284	3,179,266
NVIDIA Corp.	809	443,801
Okta, Inc.(b)	9,438	2,467,565
ON Semiconductor Corp.(b)	66,059	2,660,196
Oracle Corp.	7,096	457,763
PagerDuty, Inc.(b)	8,566	383,243
Palo Alto Networks, Inc.(b)	5,707	2,044,875
Paychex, Inc.	12,616	1,148,939
Paycom Software, Inc.(b)	4,692	1,755,934
Paylocity Holding Corp.(b)	7,429	1,420,351
PayPal Holdings, Inc.(b)	3,212	834,638
Pegasystems, Inc.	6,767	895,612
PTC, Inc.(b)	16,995	2,327,295
Pure Storage, Inc., Class A(b)	22,309	521,584
Qorvo, Inc.(b)	16,237	2,837,091
QUALCOMM, Inc.	12,225	1,664,923
RealPage, Inc.(b)	15,381	1,334,763
RingCentral, Inc., Class A(b)	8,320	3,146,291
salesforce.com, inc.(b)	2,744	594,076
ServiceNow, Inc.(b)	3,240	1,728,410
Skyworks Solutions, Inc.	16,618	2,955,013
Slack Technologies, Inc., Class A(b)	19,993	818,313
Smartsheet, Inc., Class A(b)	9,563	662,238
SolarEdge Technologies, Inc.(b)	11,318	3,376,273
Splunk, Inc.(b)	6,021	861,063
Square, Inc., Class A(b)	8,679	1,996,430
SS&C Technologies Holdings, Inc.	25,694	1,702,998
StoneCo.Ltd., Class A (Brazil)(b)	24,948	2,140,788
SYNNEX Corp.	31,549	2,812,909
Synopsys, Inc.(b)	15,910	3,901,291
Teradyne, Inc.	35,136	4,518,841
Texas Instruments, Inc.	6,601	1,137,154
Trade Desk, Inc. (The), Class A(b)	2,799	2,254,287
Trimble, Inc.(b)	56,680	4,202,255
Twilio, Inc., Class A(b)	6,941	2,726,980
Tyler Technologies, Inc.(b)	4,707	2,181,318

	Shares	Value
Information Technology-(continued)
Ubiquiti, Inc.	1,220	$389,082
Universal Display Corp.	3,058	647,348
VeriSign, Inc.(b)	3,951	766,613
VMware, Inc., Class A(b)(c)	4,193	579,515
Vontier Corp.(b)	36,160	1,135,424
Western Union Co. (The)	17,006	394,879
Workday, Inc., Class A(b)	5,467	1,340,399
Xilinx, Inc.	19,573	2,550,362
Zebra Technologies Corp., Class A(b)	8,968	4,478,888
Zendesk, Inc.(b)	15,214	2,223,374
Zoom Video Communications, Inc., Class A(b)	2,870	1,072,261
Zscaler, Inc.(b)	8,707	1,785,196

		265,632,905

Materials-8.02%
Air Products and Chemicals, Inc.	5,992	1,531,675
Albemarle Corp.	43,346	6,814,425
Amcor PLC	286,303	3,132,155
AptarGroup, Inc.	11,630	1,512,714
Avery Dennison Corp.	14,290	2,503,751
Axalta Coating Systems Ltd.(b)	21,880	598,199
Ball Corp.	47,128	4,024,260
Berry Global Group, Inc.(b)	66,613	3,690,360
Celanese Corp.	19,282	2,678,463
Chemours Co. (The)	123,854	2,914,285
Corteva, Inc.	61,060	2,756,859
Crown Holdings, Inc.(b)	61,765	5,902,263
Dow, Inc.	43,240	2,564,564
DuPont de Nemours, Inc.	12,384	870,843
Eagle Materials, Inc.	6,544	820,487
Eastman Chemical Co.	56,694	6,194,386
Ecolab, Inc.	4,652	973,943
Element Solutions, Inc.	43,064	777,305
FMC Corp.	16,718	1,700,053
Freeport-McMoRan, Inc.	195,506	6,629,608
Graphic Packaging Holding Co.	57,634	914,652
Huntsman Corp.	70,805	1,932,976
International Flavors & Fragrances, Inc.	6,623	897,483
International Paper Co.	98,420	4,886,553
Linde PLC (United Kingdom)	3,640	889,143
LyondellBasell Industries N.V., Class A	14,955	1,541,711
Martin Marietta Materials, Inc.	3,410	1,148,727
Mosaic Co. (The)	14,640	430,416
Newmont Corp.	97,921	5,324,944
Nucor Corp.	38,557	2,306,480
Olin Corp.	108,096	3,344,490
Packaging Corp. of America	26,476	3,495,362
PPG Industries, Inc.	13,307	1,794,050
Reliance Steel & Aluminum Co.	16,337	2,159,751
Royal Gold, Inc.	3,646	378,127
RPM International, Inc.	27,613	2,199,099
Scotts Miracle-Gro Co. (The)	23,894	5,093,006
Sealed Air Corp.	40,619	1,701,936
Sherwin-Williams Co. (The)	2,309	1,570,905
Silgan Holdings, Inc.	38,741	1,455,112
Sonoco Products Co.	14,132	841,843
Southern Copper Corp. (Peru)	6,052	431,689
Steel Dynamics, Inc.	65,853	2,738,168
Valvoline, Inc.	54,449	1,359,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Vulcan Materials Co.	6,700	$1,118,833
Westlake Chemical Corp.	8,960	766,886
Westrock Co.	47,028	2,049,951

		111,361,938

Real Estate-2.54%
Alexandria Real Estate Equities, Inc.	5,287	844,281
American Campus Communities, Inc.	7,744	317,194
American Homes 4 Rent, Class A	29,091	905,894
American Tower Corp.	2,169	468,786
Americold Realty Trust	16,051	562,427
Apartment Income REIT Corp.	6,725	274,918
Apartment Investment & Management Co.	6,769	32,221
AvalonBay Communities, Inc.	2,270	398,953
Camden Property Trust	5,527	575,637
CBRE Group, Inc., Class A(b)	27,754	2,102,921
CoreSite Realty Corp.	6,800	827,628
Corporate Office Properties Trust	14,316	372,216
Crown Castle International Corp.	6,788	1,057,231
CubeSmart	25,943	958,853
CyrusOne, Inc.	12,899	846,561
Digital Realty Trust, Inc.	13,537	1,823,840
Duke Realty Corp.	38,336	1,504,688
Equinix, Inc.	2,263	1,467,194
Equity Commonwealth	16,360	461,516
Equity LifeStyle Properties, Inc.	5,238	322,923
Equity Residential	4,322	282,702
Essex Property Trust, Inc.	1,852	471,871
Extra Space Storage, Inc.	11,402	1,433,231
First Industrial Realty Trust, Inc.	15,846	676,783
Gaming and Leisure Properties, Inc.	23,288	1,033,987
Healthcare Trust of America, Inc., Class A	10,452	283,876
Healthpeak Properties, Inc.	17,499	509,046
Host Hotels & Resorts, Inc.	27,498	456,192
Invitation Homes, Inc.	19,671	573,213
Iron Mountain, Inc.	17,480	608,129
Jones Lang LaSalle, Inc.(b)	2,403	418,074
Lamar Advertising Co., Class A	5,139	444,986
Life Storage, Inc.	11,128	933,639
Medical Properties Trust, Inc.	32,213	695,479
Mid-America Apartment Communities, Inc.	6,254	842,601
Omega Healthcare Investors, Inc.	10,016	371,994
Prologis, Inc.	10,427	1,033,003
Public Storage	5,062	1,184,204
Realty Income Corp.	5,553	334,624
Rexford Industrial Realty, Inc.	11,138	531,505
SBA Communications Corp., Class A	4,785	1,220,797
STORE Capital Corp.	10,105	337,911
Sun Communities, Inc.	3,207	487,304
UDR, Inc.	8,284	341,052
Ventas, Inc.	12,231	647,020
VICI Properties, Inc.	49,425	1,408,613
Welltower, Inc.	4,817	327,074
Weyerhaeuser Co.	20,552	696,096
WP Carey, Inc.	7,639	523,577

		35,234,465

Utilities-2.67%
AES Corp. (The)	131,241	3,485,761
Alliant Energy Corp.	17,676	815,924
Ameren Corp.	24,226	1,702,361

	Shares	Value
Utilities-(continued)
American Electric Power Co., Inc.	9,114	$682,183
American Water Works Co., Inc.	18,310	2,597,823
Atmos Energy Corp.	5,214	441,156
CenterPoint Energy, Inc.	45,514	884,792
CMS Energy Corp.	22,670	1,226,674
Consolidated Edison, Inc.	12,149	797,582
Dominion Energy, Inc.	10,321	705,131
DTE Energy Co.	16,362	1,926,135
Duke Energy Corp.	20,400	1,746,036
Edison International.	7,816	421,986
Entergy Corp.	12,278	1,065,853
Essential Utilities, Inc.	8,920	375,175
Evergy, Inc.	13,952	748,246
Eversource Energy	18,248	1,450,351
Exelon Corp.	44,897	1,733,024
IDACORP, Inc.	3,089	266,395
MDU Resources Group, Inc.	17,954	504,507
National Fuel Gas Co.	8,047	365,656
NextEra Energy, Inc.	15,680	1,152,166
NiSource, Inc.	32,518	702,389
NRG Energy, Inc.	13,861	506,065
OGE Energy Corp.	8,366	244,873
PG&E Corp.(b)	83,568	878,300
Pinnacle West Capital Corp.	11,370	795,104
PPL Corp.	25,174	659,307
Public Service Enterprise Group, Inc.	32,524	1,750,767
Sempra Energy	5,691	660,042
Southern Co. (The)	22,425	1,271,946
UGI Corp.	14,404	551,817
Vistra Corp.	25,595	441,514
WEC Energy Group, Inc.	17,699	1,427,247
Xcel Energy, Inc.	34,559	2,024,812

		37,009,100

Total Common Stocks & Other Equity Interests (Cost $1,299,486,153)		1,386,187,360

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f) (Cost $948,230)	948,230	948,230

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateralfrom securities on loan)-99.92% (Cost $1,300,434,383)		1,387,135,590

Investments Purchased with Cash Collateral from Securitieson Loan

Money Market Funds-0.65%
Invesco Private Government Fund, 0.01%(d)(f)(g)	3,605,704	3,605,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(f)(g)	5,406,394	$5,408,556

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,014,260)		9,014,260

TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $1,309,448,643)		1,396,149,850
OTHER ASSETS LESS LIABILITIES-(0.57)%		(7,922,154)

NET ASSETS-100.00%		$1,388,227,696

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2020	at Cost	from Sales	Appreciation	Gain	February 28, 2021	Income
Invesco Ltd.	$2,584,435	$3,629,638	$(7,444,614)	$543,438	$1,922,019	$1,234,916	$48,193
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	21,221,723	(20,273,493)	-	-	948,230	98
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	4,272,083	(4,272,083)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,933,477	38,946,426	(46,274,199)	-	-	3,605,704	1,006	*
Invesco Private Prime Fund	3,647,831	47,387,970	(45,628,609)	-	1,364	5,408,556	3,825	*

Total	$17,165,743	$115,457,840	$(123,892,998)	$543,438	$1,923,383	$11,197,406	$53,126

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Information Technology	19.13
Industrials	18.14
Consumer Discretionary	15.05
Health Care	13.70
Financials	10.59
Materials	8.02
Communication Services	4.92
Consumer Staples	4.49
Sector Types Each Less Than 3%	5.81
Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.92%
Alaska Communications Systems Group, Inc.	27,392	$89,572
AMC Networks, Inc., Class A(b)(c)	876	57,457
ATN International, Inc.	301	14,653
Bandwidth, Inc., Class A(b)	481	76,171
Boingo Wireless, Inc.(b)	4,183	47,686
Cardlytics, Inc.(b)	641	84,888
Cincinnati Bell, Inc.(b)	18,667	285,232
Cogent Communications Holdings, Inc.	296	17,716
Consolidated Communications Holdings, Inc.(b)	28,653	150,715
E.W. Scripps Co. (The), Class A	1,306	24,579
Entravision Communications Corp., Class A	6,834	21,390
EverQuote, Inc., Class A(b)	750	36,735
Fluent, Inc.(b)	7,283	46,101
Glu Mobile, Inc.(b)	8,276	103,284
Gogo, Inc.(b)(c)	5,484	64,985
Gray Television, Inc.(b)	1,752	31,799
IDT Corp., Class B(b)	5,870	105,367
iHeartMedia, Inc., Class A(b)	1,601	22,526
Iridium Communications, Inc.(b)	945	36,203
Ooma, Inc.(b)	1,509	23,842
ORBCOMM, Inc.(b)	11,576	88,325
QuinStreet, Inc.(b)	2,800	66,892
Shenandoah Telecommunications Co.	1,156	51,269
Sinclair Broadcast Group, Inc., Class A	1,185	36,652
TechTarget, Inc.(b)	2,098	175,456
TEGNA, Inc.	1,632	29,751
Tribune Publishing Co.	1,289	21,887
Vonage Holdings Corp.(b)	6,709	88,693
WideOpenWest, Inc.(b)	6,820	95,821
Yelp, Inc.(b)	854	32,204

		2,027,851

Consumer Discretionary-21.95%
1-800-Flowers.com, Inc., Class A(b)	4,886	138,176
Aaron’s Co., Inc. (The)(b)	4,300	94,428
Abercrombie & Fitch Co., Class A	7,894	216,059
Academy Sports & Outdoors, Inc.(b)	1,136	27,219
Acushnet Holdings Corp.	661	27,907
Adient PLC(b)	3,433	127,296
Adtalem Global Education, Inc.(b)	522	20,515
American Axle & Manufacturing Holdings, Inc.(b) .	3,164	30,912
American Eagle Outfitters, Inc.(c)	4,095	105,242
American Public Education, Inc.(b)	1,504	44,278
America’s Car-Mart, Inc.(b)	312	42,120
Asbury Automotive Group, Inc.(b)	609	103,195
Aspen Group, Inc.(b)	2,643	23,470
At Home Group, Inc.(b)	6,021	151,669
Bally’s Corp.	2,271	135,170
Beazer Homes USA, Inc.(b)	3,391	59,919
Bed Bath & Beyond, Inc.(c)	5,503	147,811
Big Lots, Inc.	5,588	355,062
Biglari Holdings, Inc., Class B(b)	211	24,717
BJ’s Restaurants, Inc.(b)	1,569	87,127
Bloomin’ Brands, Inc.	1,897	47,121
Boot Barn Holdings, Inc.(b)	698	42,173
Boyd Gaming Corp.(b)	1,123	65,920
Brinker International, Inc.	1,591	109,127

	Shares	Value
Consumer Discretionary-(continued)
Buckle, Inc. (The)	1,734	$66,655
Callaway Golf Co.	1,275	35,636
Camping World Holdings, Inc., Class A	5,815	182,009
CarParts.com, Inc.(b)	5,339	94,660
Carriage Services, Inc.	1,621	53,428
Carrols Restaurant Group, Inc.(b)	3,133	19,362
Cavco Industries, Inc.(b)	274	57,789
Century Communities, Inc.(b)	3,536	195,647
Cheesecake Factory, Inc. (The)(c)	1,016	55,829
Children’s Place, Inc. (The)(b)	267	18,490
Churchill Downs, Inc.	198	45,665
Chuy’s Holdings, Inc.(b)	1,002	41,082
Citi Trends, Inc.	3,930	306,108
Clarus Corp.	1,844	32,012
Conn’s, Inc.(b)	1,334	18,929
Container Store Group, Inc. (The)(b)	9,307	142,676
Cooper Tire & Rubber Co.	3,904	223,465
Cooper-Standard Holdings, Inc.(b)	2,516	90,123
Core-Mark Holding Co., Inc.	4,932	160,685
Cracker Barrel Old Country Store, Inc.	216	33,452
Crocs, Inc.(b)	1,157	88,765
Dana, Inc.	2,686	63,954
Deckers Outdoor Corp.(b)	158	51,525
Del Taco Restaurants, Inc.	1,575	15,813
Dine Brands Global, Inc.	310	24,524
Dorman Products, Inc.(b)	476	47,462
Duluth Holdings, Inc., Class B(b)	2,152	30,085
El Pollo Loco Holdings, Inc.(b)	1,198	21,959
Envela Corp.(b)(c)	3,015	15,829
Escalade, Inc.	4,104	81,095
Ethan Allen Interiors, Inc.	2,272	58,209
Everi Holdings, Inc.(b)	1,585	23,949
Fiesta Restaurant Group, Inc.(b)	2,285	34,869
Fossil Group, Inc.(b)	13,379	202,558
Fox Factory Holding Corp.(b)	436	55,437
Franchise Group, Inc.	1,004	35,220
GameStop Corp., Class A(b)	2,071	210,704
GAN, Ltd. (United Kingdom)(b)	1,288	32,896
Genesco, Inc.(b)	351	15,774
Gentherm, Inc.(b)	1,068	75,604
G-III Apparel Group Ltd.(b)	706	20,326
Golden Entertainment, Inc.(b)	919	21,716
Goodyear Tire & Rubber Co. (The)	1,738	29,216
GoPro, Inc., Class A(b)	16,056	120,741
Green Brick Partners, Inc.(b)	3,741	73,810
Group 1 Automotive, Inc.	952	145,123
GrowGeneration Corp.(b)	2,428	110,790
Guess?, Inc.	988	24,907
Hamilton Beach Brands Holding Co., Class A	907	15,936
Haverty Furniture Cos., Inc., (Acquired 06/02/2020 - 02/26/2021; Cost $101,497)(d)	5,412	195,752
Helen of Troy Ltd.(b)	130	28,184
Hibbett Sports, Inc.(b)	4,650	298,809
Hilton Grand Vacations, Inc.(b)	683	26,985
Hooker Furniture Corp.	2,416	81,685
Installed Building Products, Inc.(b)	648	70,865
International Game Technology PLC	1,669	30,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
iRobot Corp.(b)	1,564	$194,108
Jack in the Box, Inc.	718	73,487
Johnson Outdoors, Inc., Class A	431	52,013
KB Home.	1,358	54,836
Kontoor Brands, Inc.	1,489	62,910
Lakeland Industries, Inc.(b)	2,864	89,901
Lands’ End, Inc.(b)	1,462	48,304
Laureate Education, Inc., Class A(b)	1,649	22,674
La-Z-Boy, Inc.	2,732	116,411
LCI Industries	499	70,329
LGI Homes, Inc.(b)	883	96,468
Lifetime Brands, Inc.	5,878	76,238
Liquidity Services, Inc.(b)	5,185	80,938
Lithia Motors, Inc., Class A	257	96,105
Lovesac Co. (The)(b)	1,938	111,803
Lumber Liquidators Holdings, Inc.(b)	6,845	169,551
M.D.C. Holdings, Inc.	1,304	73,767
M/I Homes, Inc.(b)	1,677	83,682
Magnite, Inc.(b)	4,564	223,043
Malibu Boats, Inc., Class A(b)	2,134	159,068
MarineMax, Inc.(b)	9,557	426,720
Marriott Vacations Worldwide Corp.	235	39,882
MasterCraft Boat Holdings, Inc.(b)	3,373	86,450
Meritage Homes Corp.(b)	1,238	104,376
Michaels Cos., Inc. (The)(b)	12,146	182,190
Modine Manufacturing Co.(b)	15,206	210,907
Monarch Casino & Resort, Inc.(b)	467	31,597
Motorcar Parts of America, Inc.(b)	806	17,152
Movado Group, Inc.	845	19,266
Murphy USA, Inc.	494	61,577
National Vision Holdings, Inc.(b)	1,385	65,774
Nautilus, Inc.(b)	2,936	54,052
Noodles & Co.(b)	7,707	72,754
ODP Corp. (The)	4,646	177,802
OneWater Marine, Inc., Class A(b)	1,186	42,233
Overstock.com, Inc.(b)	1,367	91,821
Oxford Industries, Inc.	276	21,042
Papa John’s International, Inc.	734	66,199
Patrick Industries, Inc.	1,686	133,076
Penn National Gaming, Inc.(b)	496	57,427
PetMed Express, Inc.(c)	2,414	83,790
Purple Innovation, Inc.(b)	1,063	39,108
RCI Hospitality Holdings, Inc.	2,353	151,180
Red Rock Resorts, Inc., Class A	1,450	43,747
Rent-A-Center, Inc.	3,283	189,626
RH(b)	73	35,797
Rocky Brands, Inc.	1,247	54,357
Sally Beauty Holdings, Inc.(b)	1,157	18,628
Scientific Games Corp.(b)	1,514	70,901
SeaWorld Entertainment, Inc.(b)	487	24,184
Shake Shack, Inc., Class A(b)	471	55,804
Shoe Carnival, Inc.	923	45,190
Shutterstock, Inc.	862	76,054
Signet Jewelers Ltd.	7,927	394,606
Skyline Champion Corp.(b)	1,297	57,392
Sleep Number Corp.(b)	1,806	247,657
Smith & Wesson Brands, Inc.	10,433	179,552
Sonic Automotive, Inc., Class A	3,263	150,457
Sonos, Inc.(b)	2,815	109,616
Sportsman’s Warehouse Holdings, Inc.(b)	14,176	240,141

	Shares	Value
Consumer Discretionary-(continued)
Stamps.com, Inc.(b)	508	$92,420
Standard Motor Products, Inc.	646	27,138
Steven Madden Ltd.	390	14,426
Stitch Fix, Inc., Class A(b)	1,436	109,581
Stoneridge, Inc.(b)	1,075	32,960
Stride, Inc.(b)	3,537	85,065
Sturm Ruger & Co., Inc.	1,643	112,053
Superior Group of Cos., Inc.	4,489	106,928
Taylor Morrison Home Corp., Class A(b)	2,817	77,496
Tenneco, Inc., Class A(b)	2,097	23,361
Texas Roadhouse, Inc.	613	55,709
TopBuild Corp.(b)	399	75,974
Tri Pointe Homes, Inc.(b)	4,681	88,939
Tupperware Brands Corp.(b)	6,158	188,250
Turtle Beach Corp.(b)	7,001	209,330
Universal Electronics, Inc.(b)	740	43,061
Urban Outfitters, Inc.(b)	1,738	58,918
Vista Outdoor, Inc.(b)	8,547	270,171
Visteon Corp.(b)	572	72,741
Vivint Smart Home, Inc.(b)	1,938	32,946
VOXX International Corp.(b)	6,211	128,754
Waitr Holdings, Inc.(b)	29,952	95,247
Wingstop, Inc.	449	61,131
Winmark Corp.	127	22,414
Winnebago Industries, Inc.	907	63,127
Wolverine World Wide, Inc.	849	29,673
Workhorse Group, Inc.(b)(c)	2,467	39,891
XPEL, Inc.(b)(e)	2,095	101,293
YETI Holdings, Inc.(b)	814	55,979
Zumiez, Inc.(b)	1,643	74,066

		15,216,699

Consumer Staples-3.92%
Alico, Inc.	491	14,553
Andersons, Inc. (The)	1,795	46,921
B&G Foods, Inc.(c)	5,397	163,691
BellRing Brands, Inc., Class A(b)	2,288	51,983
BJ’s Wholesale Club Holdings, Inc.(b)	3,048	122,469
Calavo Growers, Inc.	246	18,512
Cal-Maine Foods, Inc.(b)	544	20,726
Celsius Holdings, Inc.(b)	1,611	95,903
Central Garden & Pet Co.(b)	616	28,090
Central Garden & Pet Co., Class A(b)	2,279	94,601
Coca-Cola Consolidated, Inc.	143	36,702
Darling Ingredients, Inc.(b)	983	61,968
Edgewell Personal Care Co.	2,116	64,728
elf Beauty, Inc.(b)	3,383	86,774
Fresh Del Monte Produce, Inc.	545	14,028
Freshpet, Inc.(b)	395	61,573
Hostess Brands, Inc.(b)	2,148	30,910
Ingles Markets, Inc., Class A	788	40,944
John B. Sanfilippo & Son, Inc.	329	28,445
Lancaster Colony Corp.	98	17,118
Medifast, Inc.	574	145,216
MGP Ingredients, Inc.	385	24,594
National Beverage Corp.(c)	468	22,305
Natural Grocers by Vitamin Cottage, Inc.	3,596	50,632
Nature’s Sunshine Products, Inc.(b)	2,209	36,404
NewAge, Inc.(b)(c)	4,215	11,085
Oil-Dri Corp.of America	640	21,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Performance Food Group Co.(b)	518	$28,096
PriceSmart, Inc.	584	56,327
Primo Water Corp.	3,792	54,188
Rite Aid Corp.(b)	2,062	40,374
Sanderson Farms, Inc.	181	27,603
Seneca Foods Corp., Class A(b)	1,373	74,774
Simply Good Foods Co. (The)(b)	708	20,652
SpartanNash Co.	9,176	167,279
Turning Point Brands, Inc.	1,604	78,917
United Natural Foods, Inc.(b)	19,204	507,946
Universal Corp.	645	32,779
USANA Health Sciences, Inc.(b)	276	26,789
Vector Group Ltd.	2,619	35,749
Village Super Market, Inc., Class A	1,594	36,742
WD-40 Co.	187	58,297
Weis Markets, Inc.	1,134	60,612

		2,719,490

Energy-2.74%
Antero Resources Corp.(b)	49,484	445,356
Archrock, Inc.	4,035	41,601
Aspen Aerogels, Inc.(b)	2,526	56,204
Bonanza Creek Energy, Inc.(b)	2,798	89,340
Cactus, Inc., Class A	581	18,516
Clean Energy Fuels Corp.(b)	15,454	201,520
CNX Resources Corp.(b)	8,540	107,689
DHT Holdings, Inc.	3,945	22,013
DMC Global, Inc.	739	46,550
Goodrich Petroleum Corp.(b)	2,579	25,042
Green Plains, Inc.(b)	2,048	51,855
Liberty Oilfield Services, Inc., Class A	3,477	40,646
Overseas Shipholding Group, Inc., Class A(b)	6,176	13,587
PDC Energy, Inc.(b)	778	27,191
Range Resources Corp.(b)	11,925	114,957
Renewable Energy Group, Inc.(b)	3,915	304,470
REX American Resources Corp.(b)	364	34,242
Southwestern Energy Co.(b)	49,224	199,357
US Silica Holdings, Inc.	3,090	41,128
World Fuel Services Corp.	599	18,617

		1,899,881

Financials-12.20%
Alerus Financial Corp.	1,518	41,760
Allegiance Bancshares, Inc.	642	24,171
Altabancorp	784	26,985
A-Mark Precious Metals, Inc.	2,595	73,802
American Equity Investment Life Holding Co.	1,808	49,955
AMERISAFE, Inc.	615	35,990
Apollo Commercial Real Estate Finance, Inc.	1,191	15,828
Arbor Realty Trust, Inc.	1,859	30,990
Ares Commercial Real Estate Corp.	1,128	15,578
Arrow Financial Corp.	548	17,459
Artisan Partners Asset Management, Inc., Class A	2,028	96,330
Atlantic Capital Bancshares, Inc.(b)	1,256	25,560
Atlantic Union Bankshares Corp.	608	22,332
Atlanticus Holdings Corp.(b)	2,659	69,878
Axos Financial, Inc.(b)	1,864	86,247
B. Riley Financial, Inc.	1,854	122,030
Banc of California, Inc.	1,111	20,620
BancFirst Corp.	285	18,206

	Shares	Value
Financials-(continued)
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	964	$14,711
BancorpSouth Bank.	770	23,146
Bank First Corp.	273	19,083
Bank of Marin Bancorp	390	14,430
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,339	48,860
BankUnited, Inc.	969	38,944
Banner Corp.	510	26,408
Bar Harbor Bankshares	1,031	28,858
BGC Partners, Inc., Class A	3,665	16,419
Bridgewater Bancshares, Inc.(b)	1,108	16,011
Brightsphere Investment Group, Inc.	7,291	131,967
Broadmark Realty Capital, Inc.	2,174	22,305
Brookline Bancorp, Inc.	1,380	19,637
BRP Group, Inc., Class A(b)	3,835	101,743
Bryn Mawr Bank Corp.	605	22,887
Cadence BanCorp.	2,040	41,861
Cambridge Bancorp	290	22,104
Camden National Corp.	479	19,414
Cannae Holdings, Inc.(b)	513	19,161
Capitol Federal Financial, Inc.	2,038	27,126
Capstead Mortgage Corp.	2,857	16,371
Cathay General Bancorp	696	26,197
Century Bancorp, Inc., Class A	215	19,490
ChoiceOne Financial Services, Inc.	439	11,142
CIT Group, Inc.	671	30,430
Citizens, Inc.(b)	2,800	16,996
City Holding Co.	364	27,376
CNO Financial Group, Inc.	4,056	97,587
Coastal Financial Corp.(b)	1,242	34,776
Cohen & Steers, Inc.	261	16,803
Columbia Banking System, Inc.	692	30,649
Community Bank System, Inc.	323	22,994
Community Trust Bancorp, Inc.	445	18,183
Cowen, Inc., Class A(c)	3,004	101,685
Customers Bancorp, Inc.(b)	662	17,728
CVB Financial Corp.	1,456	31,173
Diamond Hill Investment Group, Inc.	415	58,868
Donegal Group, Inc., Class A	1,559	21,358
Donnelley Financial Solutions, Inc.(b)	7,343	190,845
Dynex Capital, Inc.	1,102	20,740
Eagle Bancorp, Inc.	569	27,818
Eastern Bankshares, Inc.(b)	2,244	39,517
Ellington Financial, Inc.	1,733	27,243
Ellington Residential Mortgage REIT	1,824	22,344
Employers Holdings, Inc.	865	28,796
Encore Capital Group, Inc.(b)	1,368	45,719
Enova International, Inc.(b)	2,133	65,483
Enstar Group Ltd.(b)	139	29,550
Essent Group Ltd.	342	14,101
EZCORP, Inc., Class A(b)	3,190	15,312
Farmers National Banc Corp.	1,181	16,345
FB Financial Corp.	393	16,667
FBL Financial Group, Inc., Class A	360	20,534
Federal Agricultural Mortgage Corp., Class C	290	25,012
Federated Hermes, Inc., Class B	943	25,197
Fidelity D&D Bancorp, Inc.	224	11,357
First Bancorp	2,367	24,830
First Bancorp, Inc. (The)	575	14,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
First Bancorp/Southern Pines NC	676	$27,223
First Bancshares, Inc. (The)	636	20,397
First Busey Corp.	853	19,525
First Capital, Inc.	249	11,964
First Commonwealth Financial Corp.	1,521	20,397
First Financial Bancorp	817	18,325
First Financial Bankshares, Inc.	404	18,043
First Financial Corp.	500	21,190
First Foundation, Inc.	2,457	56,142
First Internet Bancorp	748	24,497
First Interstate BancSystem, Inc., Class A	920	41,786
First Merchants Corp.	635	26,702
First Mid Bancshares, Inc.	700	25,473
First Savings Financial Group, Inc.	249	15,565
FirstCash, Inc.	277	17,540
Focus Financial Partners, Inc., Class A(b)	1,116	52,463
Fulton Financial Corp.	1,197	18,494
Genworth Financial, Inc., Class A(b)	17,027	53,124
German American Bancorp, Inc.	943	37,154
Glacier Bancorp, Inc.	450	24,390
Goosehead Insurance, Inc., Class A	635	82,258
Great Southern Bancorp, Inc.	301	15,890
Green Dot Corp., Class A(b)	2,632	124,388
Guaranty Bancshares, Inc.	515	15,707
Hamilton Lane, Inc., Class A	550	49,170
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,149	64,608
HarborOne Bancorp, Inc.	1,614	19,287
HCI Group, Inc.	830	48,032
Heartland Financial USA, Inc.	574	26,829
Heritage Financial Corp.	1,162	30,084
Heritage Insurance Holdings, Inc.	2,087	20,265
Hilltop Holdings, Inc.	819	27,060
Hingham Institution for Savings (The)	147	35,630
Home BancShares, Inc.	1,562	38,175
HomeStreet, Inc.	1,761	75,653
Hope Bancorp, Inc.	1,430	18,819
Horace Mann Educators Corp.	1,178	45,400
Horizon Bancorp, Inc.	1,512	27,004
Houlihan Lokey, Inc.	859	54,598
Independent Bank Corp.	292	24,969
Independent Bank Corp.	817	16,887
Independent Bank Group, Inc.	620	43,208
International Bancshares Corp.	469	20,439
Investors Bancorp, Inc.	1,943	25,920
Investors Title Co.	214	32,479
James River Group Holdings Ltd.	2,466	113,214
Kinsale Capital Group, Inc.	252	44,367
KKR Real Estate Finance Trust, Inc.	1,112	20,494
Lakeland Bancorp, Inc.	1,183	18,549
Lakeland Financial Corp.	1,074	74,052
Live Oak Bancshares, Inc.	790	43,537
Meridian Corp.	753	18,403
Meta Financial Group, Inc.	1,910	84,594
Metrocity Bankshares, Inc.	938	13,404
MFA Financial, Inc.	80,986	325,564
Moelis & Co., Class A	1,685	87,013
Mr. Cooper Group, Inc.(b)	8,356	262,796
National Bank Holdings Corp., Class A	920	35,650
Navient Corp.	2,676	33,129

	Shares	Value
Financials-(continued)
NBT Bancorp, Inc.	600	$21,738
Nelnet, Inc., Class A	743	53,942
NI Holdings, Inc.(b)	816	14,549
Nicolet Bankshares, Inc.(b)	388	28,731
Northeast Bank	890	23,113
Northwest Bancshares, Inc.	1,274	17,989
OFG Bancorp	895	17,282
Old National Bancorp	1,662	30,132
Oportun Financial Corp.(b)	1,050	17,136
Oppenheimer Holdings, Inc., Class A	1,607	60,905
Orchid Island Capital, Inc.	7,911	45,330
Pacific Premier Bancorp, Inc.	702	28,291
Palomar Holdings, Inc.(b)	661	56,271
Park National Corp.	388	48,112
PennyMac Financial Services, Inc.	237	14,033
Peoples Bancorp, Inc.	655	20,397
Piper Sandler Cos	713	75,806
PJT Partners, Inc., Class A	1,954	136,233
PRA Group, Inc.(b)	1,211	44,637
PROG Holdings, Inc.	794	39,700
Protective Insurance Corp., Class B	1,190	27,263
QCR Holdings, Inc.	654	27,076
Radian Group, Inc.	895	18,258
Ready Capital Corp.	1,833	24,049
Red River Bancshares, Inc.	273	14,169
Regional Management Corp.	874	28,291
Renasant Corp.	1,023	40,183
RLI Corp.	294	30,676
Safety Insurance Group, Inc.	333	26,334
Sandy Spring Bancorp, Inc.	650	24,427
SB Financial Group, Inc.	822	14,212
Seacoast Banking Corp. of Florida(b)	753	27,070
Selective Insurance Group, Inc.	469	31,812
ServisFirst Bancshares, Inc.	996	49,362
Silvercrest Asset Management Group, Inc., Class A	1,316	18,477
Silvergate Capital Corp., Class A(b)	1,429	182,283
Simmons First National Corp., Class A	896	26,235
SiriusPoint Ltd. (Bermuda)(b)	3,882	39,635
Southside Bancshares, Inc.	751	25,970
Standard AVB Financial Corp.	543	17,740
StepStone Group, Inc., Class A(b)	1,721	61,973
Stewart Information Services Corp.	2,143	101,150
Stifel Financial Corp.	890	54,361
Stock Yards Bancorp, Inc.	943	46,462
StoneX Group, Inc.(b)	1,478	85,266
Texas Capital Bancshares, Inc.(b)	373	28,423
Tompkins Financial Corp.	254	19,642
Towne Bank	659	19,006
TriCo.Bancshares.	631	27,177
Triumph Bancorp, Inc.(b)	1,489	114,206
Trupanion, Inc.(b)	702	67,926
TrustCo.Bank Corp.	1,985	13,657
Trustmark Corp.	635	19,152
UMB Financial Corp.	464	39,148
United Community Banks, Inc.	801	26,481
Univest Financial Corp.	763	19,189
Valley National Bancorp	2,543	31,152
Veritex Holdings, Inc.	835	24,282
Virtus Investment Partners, Inc.	565	141,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Waddell & Reed Financial, Inc., Class A	3,911	$98,127
Walker & Dunlop, Inc.	918	91,488
Washington Trust Bancorp, Inc.	427	20,304
Waterstone Financial, Inc.	1,138	22,111
Watford Holdings Ltd., Class A (Bermuda)(b)	3,756	130,070
WesBanco, Inc.	603	19,465
West Bancorporation, Inc.	633	14,451
Westamerica Bancorporation	387	23,263
WisdomTree Investments, Inc.	4,647	24,629
World Acceptance Corp.(b)	744	94,153
WSFS Financial Corp.	646	34,328

		8,459,277

Health Care-15.98%
Accuray, Inc.(b)	16,686	83,096
AdaptHealth Corp.(b)	1,734	53,355
Addus HomeCare Corp.(b)	341	36,681
Adverum Biotechnologies, Inc.(b)	2,147	27,546
Affimed N.V. (Germany)(b)	7,794	44,192
Akero Therapeutics, Inc.(b)	641	19,486
Albireo Pharma, Inc.(b)	764	26,633
Allscripts Healthcare Solutions, Inc.(b)	4,547	70,160
Alphatec Holdings, Inc.(b)	3,511	56,352
Amicus Therapeutics, Inc.(b)	1,420	17,438
AMN Healthcare Services, Inc.(b)	451	32,864
Amphastar Pharmaceuticals, Inc.(b)	1,305	22,877
AnaptysBio, Inc.(b)	843	24,194
Anavex Life Sciences Corp.(b)	6,218	80,958
Apellis Pharmaceuticals, Inc.(b)	480	23,122
Apollo Medical Holdings, Inc.(b)	1,032	25,542
Aratana Therapeutics, Inc., CVR(f)	540	135
Arcturus Therapeutics Holdings, Inc.(b)(c)	958	50,458
Arcus Biosciences, Inc.(b)	1,854	65,372
Arena Pharmaceuticals, Inc.(b)	1,397	112,249
Aspira Women’s Health, Inc.(b)(c)	11,727	81,268
Atara Biotherapeutics, Inc.(b)	760	12,753
Athersys, Inc.(b)	7,655	15,616
AtriCure, Inc.(b)	1,228	80,152
Atrion Corp.	38	23,746
Avanos Medical, Inc.(b)	1,153	53,015
Avid Bioservices, Inc.(b)	3,726	76,681
Axonics Modulation Technologies, Inc.(b)	1,155	58,108
Beam Therapeutics, Inc.(b)(c)	259	23,085
BioCryst Pharmaceuticals, Inc.(b)	4,380	47,216
Biohaven Pharmaceutical Holding Co. Ltd.(b)	220	18,696
BioLife Solutions, Inc.(b)	1,338	52,490
Bioxcel Therapeutics, Inc.(b)	1,097	58,810
Blueprint Medicines Corp.(b)	206	20,233
Cabaletta Bio, Inc.(b)	948	10,305
CareDx, Inc.(b)	1,556	123,049
Cassava Sciences, Inc.(b)	6,889	334,668
Castle Biosciences, Inc.(b)	1,162	88,405
Catalyst Pharmaceuticals, Inc.(b)	5,022	19,536
CEL-SCI Corp.(b)(c)	2,418	42,920
Cerus Corp.(b)	7,074	43,434
Champions Oncology, Inc.(b)	1,638	19,132
ChemoCentryx, Inc.(b)	619	41,993
Codexis, Inc.(b)	1,246	27,549
Co-Diagnostics, Inc.(b)(c)	5,093	70,080
Coherus Biosciences, Inc.(b)	1,547	25,123

	Shares	Value
Health Care-(continued)
Collegium Pharmaceutical, Inc.(b)	1,177	$27,765
Community Health Systems, Inc.(b)	27,384	234,407
Computer Programs & Systems, Inc.	1,341	42,174
CONMED Corp.	216	26,581
Corcept Therapeutics, Inc.(b)	4,483	112,747
CorVel Corp.(b)	279	28,319
Covetrus, Inc.(b)	1,500	55,740
CryoPort, Inc.(b)	1,898	112,817
Cymabay Therapeutics, Inc.(b)	1,715	8,232
Cytokinetics, Inc.(b)	2,035	38,116
CytoSorbents Corp.(b)	6,028	56,784
Denali Therapeutics, Inc.(b)	275	19,745
Dicerna Pharmaceuticals, Inc.(b)	562	15,163
Emergent BioSolutions, Inc.(b)	632	60,672
Endo International PLC(b)	6,266	49,689
Ensign Group, Inc. (The)	1,090	89,402
Evolent Health, Inc., Class A(b)	2,603	52,450
Fate Therapeutics, Inc.(b)	729	65,406
Fennec Pharmaceuticals, Inc. (Canada)(b)	1,769	12,949
Five Prime Therapeutics, Inc.(b)	952	21,163
Five Star Senior Living, Inc.(b)	5,888	39,332
Fluidigm Corp.(b)(c)	5,690	26,174
FONAR Corp.(b)	815	15,803
Frequency Therapeutics, Inc.(b)(c)	2,064	101,569
Fulgent Genetics, Inc.(b)	1,468	148,650
GenMark Diagnostics, Inc.(b)	6,187	120,956
Genprex, Inc.(b)	4,331	22,348
Geron Corp.(b)	9,702	17,367
Glaukos Corp.(b)	463	43,781
Halozyme Therapeutics, Inc.(b)	1,274	57,649
Hanger, Inc.(b)	1,015	22,310
Harvard Bioscience, Inc.(b)	7,267	31,902
Heska Corp.(b)	348	65,563
HMS Holdings Corp.(b)	930	34,210
iBio, Inc.(b)	17,503	30,805
iCAD, Inc.(b)	1,529	28,271
IGM Biosciences, Inc.(b)	260	22,732
ImmunoGen, Inc.(b)	2,935	25,681
Immunovant, Inc.(b)	449	7,085
InfuSystem Holdings, Inc.(b)	3,488	59,505
Innoviva, Inc.(b)	1,479	16,905
Inovalon Holdings, Inc., Class A(b)	1,631	40,057
Inovio Pharmaceuticals, Inc.(b)(c)	5,284	58,652
Insmed, Inc.(b)	868	31,048
Inspire Medical Systems, Inc.(b)	300	69,837
Integer Holdings Corp.(b)	295	26,016
Intellia Therapeutics, Inc.(b)	1,520	91,899
Intra-Cellular Therapies, Inc.(b)	1,935	68,557
Invacare Corp.	2,864	26,062
Invitae Corp.(b)(c)	349	14,005
iRhythm Technologies, Inc.(b)	200	32,180
Ironwood Pharmaceuticals, Inc.(b)	1,373	12,673
Joint Corp. (The)(b)	2,633	104,820
Karuna Therapeutics, Inc.(b)	184	22,993
Keros Therapeutics, Inc.(b)	201	13,159
Kezar Life Sciences, Inc.(b)	2,068	11,333
Kiniksa Pharmaceuticals Ltd., Class A(b)	718	14,769
Kodiak Sciences, Inc.(b)	189	24,383
Kura Oncology, Inc.(b)	2,216	62,048
LeMaitre Vascular, Inc.	753	38,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
LHC Group, Inc.(b)	216	$39,249
Ligand Pharmaceuticals, Inc.(b)	279	41,353
Luminex Corp.	1,022	33,235
MacroGenics, Inc.(b)	1,793	44,843
Madrigal Pharmaceuticals, Inc.(b)	219	26,541
Magellan Health, Inc.(b)	917	85,574
MannKind Corp.(b)	14,755	84,251
Marinus Pharmaceuticals, Inc.(b)	1,554	23,481
Medpace Holdings, Inc.(b)	343	55,714
MEI Pharma, Inc.(b)	13,167	49,376
Meridian Bioscience, Inc.(b)	8,548	180,192
Merit Medical Systems, Inc.(b)	1,555	86,645
Mersana Therapeutics, Inc.(b)	2,809	51,068
Mesa Laboratories, Inc.	162	44,049
Mirati Therapeutics, Inc.(b)	100	20,092
ModivCare, Inc.(b)	1,072	137,495
Morphic Holding, Inc.(b)	1,017	36,775
NanoString Technologies, Inc.(b)	1,439	100,428
NantKwest, Inc.(b)(c)	2,088	67,881
Natera, Inc.(b)	350	40,632
National HealthCare Corp.	275	19,126
Neogen Corp.(b)	290	23,757
NeoGenomics, Inc.(b)	846	43,121
Nevro Corp.(b)	204	33,697
NextGen Healthcare, Inc.(b)	2,010	37,587
NGM Biopharmaceuticals, Inc.(b)	550	14,696
Nkarta, Inc.(b)	377	18,383
Novavax, Inc.(b)	191	44,165
Ocular Therapeutix, Inc.(b)	3,681	67,510
Omnicell, Inc.(b)	363	46,065
Ontrak, Inc.(b)(c)	865	50,983
OPKO Health, Inc.(b)(c)	6,871	30,920
OptimizeRx Corp.(b)	2,881	153,212
OraSure Technologies, Inc.(b)	6,638	70,363
ORIC Pharmaceuticals, Inc.(b)	461	14,936
OrthoPediatrics Corp.(b)	395	21,512
Owens & Minor, Inc.	12,906	438,933
Pacific Biosciences of California, Inc.(b)	4,418	135,058
Pacira BioSciences, Inc.(b)	1,098	80,703
Patterson Cos., Inc.	1,581	49,106
Pennant Group, Inc. (The)(b)	1,232	65,025
Personalis, Inc.(b)	2,281	70,323
PetIQ, Inc.(b)(c)	1,326	45,707
Phathom Pharmaceuticals, Inc.(b)	267	11,761
Phibro Animal Health Corp., Class A	810	17,472
Phreesia, Inc.(b)	1,190	72,888
Prestige Consumer Healthcare, Inc.(b)	963	40,167
Progyny, Inc.(b)	368	15,489
Protagonist Therapeutics, Inc.(b)	2,222	52,373
Protara Therapeutics, Inc.(b)	526	9,047
Provention Bio, Inc.(b)	1,649	20,975
PTC Therapeutics, Inc.(b)	353	20,156
Puma Biotechnology, Inc.(b)	2,539	25,288
Quanterix Corp.(b)	1,389	105,217
R1 RCM, Inc.(b)	5,242	144,889
RadNet, Inc.(b)	1,878	34,630
Replimune Group, Inc.(b)	829	28,708
Retractable Technologies, Inc.(b)(c)	3,073	48,246
Revance Therapeutics, Inc.(b)	1,365	35,845
Rigel Pharmaceuticals, Inc.(b)	6,072	25,199

	Shares	Value
Health Care-(continued)
Rocket Pharmaceuticals, Inc.(b)	878	$48,799
Sangamo Therapeutics, Inc.(b)	1,907	21,911
Scholar Rock Holding Corp.(b)	1,326	71,737
SeaSpine Holdings Corp.(b)	1,436	27,169
Select Medical Holdings Corp.(b)	2,180	68,997
Seres Therapeutics, Inc.(b)	1,733	32,996
Sharps Compliance Corp.(b)	4,808	61,158
Shockwave Medical, Inc.(b)	635	74,143
SI-BONE, Inc.(b)	818	25,677
SIGA Technologies, Inc.(b)	5,468	34,558
Silk Road Medical, Inc.(b)	881	48,252
Simulations Plus, Inc.	1,247	89,435
Sorrento Therapeutics, Inc.(b)(c)	4,466	43,186
Spero Therapeutics, Inc.(b)	747	13,573
SpringWorks Therapeutics, Inc.(b)	497	42,767
STAAR Surgical Co.(b)	1,242	129,180
Stoke Therapeutics, Inc.(b)(c)	483	28,927
Supernus Pharmaceuticals, Inc.(b)	1,472	39,553
Surgery Partners, Inc.(b)	2,544	100,412
SurModics, Inc.(b)	412	21,486
Sutro Biopharma, Inc.(b)	1,656	36,763
Syndax Pharmaceuticals, Inc.(b)	2,034	49,650
TCR2 Therapeutics, Inc.(b)	1,365	36,118
Tenet Healthcare Corp.(b)	886	45,204
TG Therapeutics, Inc.(b)	1,635	71,564
Translate Bio, Inc.(b)	2,774	64,745
Travere Therapeutics, Inc.(b)	2,028	62,503
Triple-S Management Corp., Class B(b)	4,860	122,958
Turning Point Therapeutics, Inc.(b)	286	33,722
Twist Bioscience Corp.(b)	316	43,494
Ultragenyx Pharmaceutical, Inc.(b)	202	28,591
US Physical Therapy, Inc.	289	33,882
Vanda Pharmaceuticals, Inc.(b)	1,319	24,599
Vapotherm, Inc.(b)	1,772	43,060
Vaxart, Inc.(b)(c)	5,848	41,813
VBI Vaccines, Inc.(b)	14,145	47,669
Veracyte, Inc.(b)	1,368	79,426
Vericel Corp.(b)	2,408	116,258
Viemed Healthcare, Inc.(b)	6,194	58,409
Vir Biotechnology, Inc.(b)	702	43,966
Vocera Communications, Inc.(b)	2,714	116,268
XBiotech, Inc.(b)	842	15,998
Xencor, Inc.(b)	645	31,779
XOMA Corp.(b)	637	23,059
Y-mAbs Therapeutics, Inc.(b)	537	18,886
Zentalis Pharmaceuticals, Inc.(b)	309	12,990
Zynex, Inc.(b)	3,445	50,021

		11,082,303

Industrials-18.91%
AAON, Inc.	608	46,877
ABM Industries, Inc.	1,581	68,268
Acacia Research Corp.(b)	4,218	29,948
ACCO Brands Corp.	4,616	37,390
Advanced Drainage Systems, Inc.	709	78,004
Aegion Corp.(b)	997	25,772
Aerojet Rocketdyne Holdings, Inc.(b)(c)	448	22,969
AeroVironment, Inc.(b)	654	71,992
Air Transport Services Group, Inc.(b)	3,340	88,644
Alamo Group, Inc.	388	59,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Albany International Corp., Class A	401	$31,699
Allegiant Travel Co.	129	32,533
Allied Motion Technologies, Inc.	407	19,756
Alpha Pro Tech Ltd.(b)(c)	4,081	57,052
Altra Industrial Motion Corp.	1,579	91,456
Ameresco, Inc., Class A(b)	2,125	121,380
American Superconductor Corp.(b)	3,802	90,450
American Woodmark Corp.(b)	496	46,331
API Group Corp.(b)(e)	8,346	154,401
Apogee Enterprises, Inc.	1,465	54,791
Applied Industrial Technologies, Inc.	804	68,637
ArcBest Corp.	4,494	265,101
Arcosa, Inc.	1,423	80,727
Argan, Inc.	962	48,119
ASGN, Inc.(b)	570	52,993
Astec Industries, Inc.	1,873	127,214
Atkore, Inc.(b)	750	50,737
Atlas Air Worldwide Holdings, Inc.(b)	3,352	184,796
Avis Budget Group, Inc.(b)	1,805	100,268
AZZ, Inc.	790	40,361
Barnes Group, Inc.	313	16,386
Barrett Business Services, Inc.	277	19,722
Beacon Roofing Supply, Inc.(b)	2,216	105,991
Bloom Energy Corp., Class A(b)	2,052	58,544
Boise Cascade Co.	3,056	152,617
Brady Corp., Class A	404	21,174
BrightView Holdings, Inc.(b)	923	14,685
Builders FirstSource, Inc.(b)	6,275	271,488
Caesarstone Ltd.	1,164	14,678
CAI International, Inc.	2,417	106,348
Casella Waste Systems, Inc., Class A(b)	926	53,634
CBIZ, Inc.(b)	1,063	32,049
CECO Environmental Corp.(b)	2,423	19,869
Chart Industries, Inc.(b)	728	104,170
Columbus McKinnon Corp.	975	49,081
Comfort Systems USA, Inc.	1,013	62,745
Construction Partners, Inc.(b)	3,034	87,804
Cornerstone Building Brands, Inc.(b)	3,501	39,876
Covanta Holding Corp.	1,902	26,723
Covenant Logistics Group, Inc., Class A(b)	4,383	79,683
CRA International, Inc.	389	21,461
CSW Industrials, Inc.	819	102,842
Cubic Corp.	490	34,031
Daseke, Inc.(b)	20,450	112,884
Ducommun, Inc.(b)	568	30,899
Dycom Industries, Inc.(b)	2,647	202,707
Echo Global Logistics, Inc.(b)	6,701	186,690
EMCOR Group, Inc.	362	35,248
Encore Wire Corp.	747	48,951
Energy Recovery, Inc.(b)	2,391	42,082
EnerSys.	479	43,244
Ennis, Inc.	1,180	23,388
EnPro Industries, Inc.	820	65,879
ESCO Technologies, Inc.	333	35,188
EVI Industries, Inc.(b)	539	19,727
Evoqua Water Technologies Corp.(b)	1,919	47,111
ExOne Co. (The)(b)	1,650	56,265
Exponent, Inc.	360	34,729
Federal Signal Corp.	1,296	47,187
Fluor Corp.	1,231	21,124

	Shares	Value
Industrials-(continued)
Forrester Research, Inc.(b)	443	$20,015
Forward Air Corp.	759	65,099
Franklin Electric Co., Inc.	749	56,220
FuelCell Energy, Inc.(b)	7,220	122,307
GATX Corp.	455	43,421
Gibraltar Industries, Inc.(b)	1,176	102,724
GMS, Inc.(b)	3,458	126,563
Gorman-Rupp Co. (The)	550	17,595
GP Strategies Corp.(b)	1,218	15,992
Granite Construction, Inc.	1,167	40,121
Great Lakes Dredge & Dock Corp.(b)	4,342	65,955
Greenbrier Cos., Inc. (The)	2,681	126,141
Griffon Corp.	2,644	65,042
H&E Equipment Services, Inc.	1,500	46,395
Harsco Corp.(b)	1,334	21,824
Hawaiian Holdings, Inc.	684	18,345
HC2 Holdings, Inc.(b)(c)	12,376	43,316
Healthcare Services Group, Inc.	1,707	48,564
Heartland Express, Inc.	1,022	18,600
Heidrick & Struggles International, Inc.	879	31,547
Helios Technologies, Inc.	913	59,710
Herc Holdings, Inc.(b)	1,566	137,432
Herman Miller, Inc.	690	26,465
Hillenbrand, Inc.	1,412	65,602
HNI Corp.	1,913	68,084
Hub Group, Inc., Class A(b)	1,486	85,564
Hyster-Yale Materials Handling, Inc.	798	68,269
ICF International, Inc.	288	24,034
IES Holdings, Inc.(b)	1,556	71,327
Insperity, Inc.	452	40,092
Insteel Industries, Inc.	2,859	88,286
JELD-WEN Holding, Inc.(b)	1,614	47,855
John Bean Technologies Corp.	197	29,071
Kadant, Inc.	656	114,144
Kaman Corp.	281	13,673
KAR Auction Services, Inc.	1,471	20,462
KBR, Inc.	831	25,761
Kelly Services, Inc., Class A	2,230	46,429
Kennametal, Inc.	674	25,181
Kforce, Inc.	1,328	68,193
Korn Ferry	821	50,533
Kratos Defense & Security Solutions, Inc.(b)	1,594	43,835
Lawson Products, Inc.(b)	267	14,151
Lindsay Corp.	556	89,099
LSI Industries, Inc.	8,620	77,752
Luxfer Holdings PLC (United Kingdom)	936	17,934
Lydall, Inc.(b)	2,377	82,791
ManTech International Corp., Class A	463	36,188
Marten Transport Ltd.	4,031	65,222
Masonite International Corp.(b)	1,043	114,438
MasTec, Inc.(b)	330	28,628
Mastech Digital, Inc.(b)	1,566	25,056
Matson, Inc.	2,106	145,883
Matthews International Corp., Class A	743	26,525
Maxar Technologies, Inc.	9,318	445,866
Mayville Engineering Co., Inc.(b)	1,972	27,628
McGrath RentCorp.	418	32,462
Meritor, Inc.(b)	3,100	94,147
Miller Industries, Inc.	1,024	40,417
Moog, Inc., Class A	351	27,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	2,021	$82,133
Mueller Water Products, Inc., Class A	3,553	45,798
MYR Group, Inc.(b)	3,474	204,792
National Presto Industries, Inc.	373	38,169
Navistar International Corp.(b)	1,408	62,036
NN, Inc.(b)	2,343	14,316
Northwest Pipe Co.(b)	759	25,829
NV5 Global, Inc.(b)	1,282	132,379
Omega Flex, Inc.	114	19,665
Orion Energy Systems, Inc.(b)	10,139	85,168
PAE, Inc.(b)	1,287	10,515
Park-Ohio Holdings Corp.	477	15,421
PGT Innovations, Inc.(b)	4,251	100,281
Pitney Bowes, Inc.	43,537	369,194
Plug Power, Inc.(b)	600	29,028
Preformed Line Products Co.	343	25,162
Primoris Services Corp.	3,720	124,508
Proto Labs, Inc.(b)	371	54,047
Quanex Building Products Corp.	3,003	73,063
Radiant Logistics, Inc.(b)	6,734	45,589
RBC Bearings, Inc.(b)	145	28,864
Red Violet, Inc.(b)(c)	533	12,366
Resideo Technologies, Inc.(b)	7,577	182,000
Resources Connection, Inc.	1,317	16,805
Rexnord Corp.	996	44,770
Rush Enterprises, Inc., Class A	2,826	119,907
Saia, Inc.(b)	523	104,877
SEACOR Holdings, Inc.(b)	825	35,071
Shyft Group, Inc. (The)	3,890	127,942
Simpson Manufacturing Co., Inc.	442	43,077
SiteOne Landscape Supply, Inc.(b)	316	50,089
SPX Corp.(b)	625	34,744
SPX FLOW, Inc.(b)	717	44,139
Standex International Corp.	418	40,989
Steelcase, Inc., Class A	1,017	14,177
Sterling Construction Co., Inc.(b)	3,730	84,969
Sunrun, Inc.(b)	215	13,455
Systemax, Inc.	1,006	36,317
Tennant Co.	396	30,175
Terex Corp.	1,775	73,094
Tetra Tech, Inc.	322	44,555
Textainer Group Holdings Ltd. (China)(b)	13,746	357,946
Titan Machinery, Inc.(b)	5,194	127,253
TPI Composites, Inc.(b)	3,950	188,257
Transcat, Inc.(b)	534	23,939
TriMas Corp.(b)	992	33,321
TriNet Group, Inc.(b)	463	37,165
Triton International Ltd. (Bermuda)	1,554	89,790
TrueBlue, Inc.(b)	1,241	25,850
Tutor Perini Corp.(b)	3,341	49,113
UFP Industries, Inc.	1,125	68,625
UniFirst Corp.	147	35,617
Universal Logistics Holdings, Inc.	1,418	33,195
Upwork, Inc.(b)	1,727	93,051
US Xpress Enterprises, Inc., Class A(b)	11,707	108,290
Vectrus, Inc.(b)	904	49,358
Veritiv Corp.(b)	1,505	35,789
Vicor Corp.(b)	676	66,579
VSE Corp.	765	29,498
Wabash National Corp.	7,779	128,976

	Shares	Value
Industrials-(continued)
Watts Water Technologies, Inc., Class A	402	$45,864
Werner Enterprises, Inc.	1,523	65,367
WESCO International, Inc.(b)	1,072	86,060
Willdan Group, Inc.(b)	1,230	53,948
WillScot Mobile Mini Holdings Corp.(b)	1,183	32,805

		13,109,155

Information Technology-12.22%
3D Systems Corp.(b)(c)	1,539	55,158
8x8, Inc.(b)	816	27,915
A10 Networks, Inc.(b)	3,193	29,823
ACI Worldwide, Inc.(b)	376	14,386
ADTRAN, Inc.	4,362	73,456
Advanced Energy Industries, Inc.	454	47,420
Agilysys, Inc.(b)	1,659	98,860
Alarm.com Holdings, Inc.(b)	892	78,389
Alpha & Omega Semiconductor Ltd.(b)	4,066	143,083
Altair Engineering, Inc., Class A(b)	1,152	70,952
Ambarella, Inc.(b)	392	44,096
American Software, Inc., Class A	2,706	54,661
Amkor Technology, Inc.	1,198	28,620
AppFolio, Inc., Class A(b)	279	45,762
Appian Corp.(b)(c)	384	66,010
Arlo Technologies, Inc.(b)	4,347	30,255
Atomera, Inc.(b)(c)	2,670	74,707
Avaya Holdings Corp.(b)	2,042	60,586
Avid Technology, Inc.(b)	5,828	113,005
Axcelis Technologies, Inc.(b)	1,314	48,447
AXT, Inc.(b)	9,554	123,533
Badger Meter, Inc.	628	68,195
Benchmark Electronics, Inc.	824	23,402
Blackline, Inc.(b)	289	35,842
BM Technologies, Inc.(b)(f)	1,417	17,854
Bottomline Technologies (DE), Inc.(b)	313	14,047
Box, Inc., Class A(b)	898	16,478
Brightcove, Inc.(b)	4,424	96,355
Brooks Automation, Inc.	634	52,723
Calix, Inc.(b)	4,635	183,129
Cambium Networks Corp.(b)	953	40,302
Cerence, Inc.(b)	975	108,439
CEVA, Inc.(b)	1,814	111,071
ChannelAdvisor Corp.(b)	4,953	111,938
Clearfield, Inc.(b)	2,535	82,159
CMC Materials, Inc.	146	24,893
Cognyte Software Ltd. (Israel)(b)	588	16,976
Cohu, Inc.	1,720	74,734
CommVault Systems, Inc.(b)	631	40,214
CSG Systems International, Inc.	600	27,690
CTS Corp.	1,572	50,571
CyberOptics Corp.(b)	1,382	36,969
Diebold Nixdorf, Inc.(b)	1,733	25,163
Digi International, Inc.(b)	1,391	32,494
Digimarc Corp.(b)(c)	320	11,709
Digital Turbine, Inc.(b)	1,632	134,754
Diodes, Inc.(b)	563	44,207
Domo,Inc.,Class B(b)	1,145	72,971
DSP Group, Inc.(b)	1,372	21,362
DZS, Inc.(b)	2,106	35,044
Eastman Kodak Co.(b)(c)	7,362	63,460
Ebix, Inc.	1,026	25,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
eGain Corp.(b)	3,065	$35,615
Envestnet, Inc.(b)	273	17,477
ePlus, Inc.(b)	399	37,729
EVERTEC, Inc.	918	35,710
Evo Payments, Inc., Class A(b)	979	24,925
ExlService Holdings, Inc.(b)	529	44,764
Fabrinet (Thailand)(b)	722	63,774
FARO Technologies, Inc.(b)	897	83,834
FormFactor, Inc.(b)	1,855	84,161
Genasys, Inc.(b)	9,940	68,288
Hackett Group, Inc. (The)	1,715	26,788
Harmonic, Inc.(b)	2,314	17,922
I3 Verticals, Inc., Class A(b)	447	14,840
Ichor Holdings Ltd.(b)	734	31,386
II-VI, Inc.(b)	720	60,696
Impinj, Inc.(b)	978	62,563
Information Services Group, Inc.(b)	7,383	26,874
Inseego Corp.(b)(c)	3,378	49,285
Insight Enterprises, Inc.(b)	892	74,562
Intellicheck, Inc.(b)	2,743	33,382
InterDigital, Inc.	750	47,528
International Money Express, Inc.(b)	4,275	62,971
Itron, Inc.(b)	289	33,882
j2 Global, Inc.(b)	207	23,056
Kimball Electronics, Inc.(b)	2,019	47,406
Knowles Corp.(b)	993	20,644
Lattice Semiconductor Corp.(b)	1,360	65,443
Limelight Networks, Inc.(b)(c)	5,821	19,035
LivePerson, Inc.(b)	612	40,159
LiveRamp Holdings, Inc.(b)	413	26,085
Luna Innovations, Inc.(b)	2,665	31,287
MACOM Technology Solutions Holdings, Inc.(b)	1,271	81,789
MAXIMUS, Inc.	336	27,310
MaxLinear, Inc.(b)	1,903	75,682
Methode Electronics, Inc.	1,075	41,850
MicroStrategy, Inc., Class A(b)	251	188,353
Mimecast Ltd.(b)	383	16,423
Mitek Systems, Inc.(b)	6,397	97,746
Model N, Inc.(b)	511	21,641
MoneyGram International, Inc.(b)	28,526	190,268
MTS Systems Corp.	638	37,234
Napco Security Technologies, Inc.(b)	478	14,880
NeoPhotonics Corp.(b)	2,411	23,170
NETGEAR, Inc.(b)	2,813	112,520
NetScout Systems, Inc.(b)	1,337	37,730
NIC, Inc.	1,878	65,185
nLight, Inc.(b)	2,611	99,531
Novanta, Inc.(b)	286	37,846
OneSpan, Inc.(b)	1,534	35,834
Onto Innovation, Inc.(b)	833	52,029
OSI Systems, Inc.(b)	269	25,453
PAR Technology Corp.(b)	1,542	133,969
PC Connection, Inc.	368	16,932
PDF Solutions, Inc.(b)	2,105	38,648
Perficient, Inc.(b)	820	45,666
PFSweb, Inc.(b)	8,408	59,024
Photronics, Inc.(b)	1,019	12,136
Plexus Corp.(b)	621	52,152
Power Integrations, Inc.	810	71,580
Powerfleet, Inc.(b)	2,202	17,330

	Shares	Value
Information Technology-(continued)
Progress Software Corp.	696	$29,608
Q2 Holdings, Inc.(b)	220	26,814
QAD, Inc., Class A	283	18,169
Qualys, Inc.(b)	245	23,804
Rambus, Inc.(b)	2,582	54,170
Rapid7, Inc.(b)	412	31,411
Repay Holdings Corp.(b)	2,161	47,110
Ribbon Communications, Inc.(b)	7,120	61,517
Rogers Corp.(b)	282	51,177
SailPoint Technologies Holding, Inc.(b)	1,379	77,748
Sanmina Corp.(b)	1,684	59,984
Sapiens International Corp. N.V. (Israel)	1,286	40,355
ScanSource, Inc.(b)	542	15,414
Semtech Corp.(b)	602	44,133
ShotSpotter, Inc.(b)	772	32,409
Silicon Laboratories, Inc.(b)	192	29,902
SiTime Corp.(b)	735	71,611
SMART Global Holdings, Inc.(b)	483	22,551
Smith Micro Software, Inc.(b)	5,565	36,729
Sprout Social, Inc., Class A(b)	1,190	80,884
SPS Commerce, Inc.(b)	695	70,007
StarTek, Inc.(b)	1,834	14,874
SunPower Corp.(b)(c)	1,639	56,988
Super Micro Computer, Inc.(b)	3,359	109,604
SVMK, Inc.(b)	1,237	23,033
Sykes Enterprises, Inc.(b)	1,350	55,161
Synaptics, Inc.(b)	786	105,348
Tenable Holdings, Inc.(b)	935	38,251
TTEC Holdings, Inc.	692	58,225
TTM Technologies, Inc.(b)	2,792	39,423
Tucows, Inc., Class A(b)	804	63,532
Ultra Clean Holdings, Inc.(b)	2,524	117,063
Unisys Corp.(b)	8,658	212,554
Upland Software, Inc.(b)	836	41,323
Varonis Systems, Inc.(b)	469	86,080
Veeco Instruments, Inc.(b)	1,529	32,874
Verint Systems, Inc.(b)	477	23,511
Veritone, Inc.(b)(c)	2,091	75,381
Verra Mobility Corp.(b)	1,332	18,981
Viavi Solutions, Inc.(b)	1,291	20,895
VirnetX Holding Corp.	6,405	44,579
Vishay Intertechnology, Inc.	1,451	34,635
Vishay Precision Group, Inc.(b)	577	18,649
Workiva, Inc.(b)	975	98,621
Xperi Holding Corp.	1,686	35,575
Yext, Inc.(b)	1,761	29,796
Zix Corp.(b)	3,094	22,834

		8,474,562

Materials-4.95%
AdvanSix, Inc.(b)	1,895	52,681
Alcoa Corp.(b)	1,062	26,072
Allegheny Technologies, Inc.(b)	1,241	24,398
American Vanguard Corp.	916	17,880
Arconic Corp.(b)	2,250	49,320
Avient Corp.	913	39,460
Balchem Corp.	249	29,721
Caledonia Mining Corp. PLC (South Africa)	6,206	87,877
Century Aluminum Co.(b)	5,156	70,792
Chase Corp.	196	21,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Clearwater Paper Corp.(b)	6,965	$243,845
Cleveland-Cliffs, Inc.	4,053	54,067
Coeur Mining, Inc.(b)	2,819	25,399
Commercial Metals Co.	3,185	80,103
Compass Minerals International, Inc.	823	51,923
Domtar Corp.	1,003	37,161
Ferro Corp.(b)	2,284	36,247
Forterra, Inc.(b)	3,859	89,799
FutureFuel Corp.	4,570	67,088
GCP Applied Technologies, Inc.(b)	1,198	29,698
Glatfelter Corp.	1,838	29,500
Greif, Inc., Class A	906	43,760
H.B. Fuller Co.	930	52,145
Hawkins, Inc.	1,354	84,760
Hecla Mining Co.	19,021	124,207
Ingevity Corp.(b)	227	15,772
Innospec, Inc.	246	24,711
Kaiser Aluminum Corp.	226	25,787
Koppers Holdings, Inc.(b)	564	18,843
Kraton Corp.(b)	3,128	116,330
Livent Corp.(b)	7,563	140,823
Louisiana-Pacific Corp.	1,186	56,466
Materion Corp.	946	64,782
Minerals Technologies, Inc.	877	62,469
Myers Industries, Inc.	3,068	67,926
Neenah, Inc.	251	13,885
Novagold Resources, Inc. (Canada)(b)	3,437	28,699
O-I Glass, Inc.	5,842	68,235
Olympic Steel, Inc.	812	14,486
Orion Engineered Carbons S.A. (Germany)	1,562	27,647
Pactiv Evergreen, Inc.	1,002	14,008
Quaker Chemical Corp.	209	59,017
Ranpak Holdings Corp.(b)	3,250	58,533
Rayonier Advanced Materials, Inc.(b)	15,756	145,743
Ryerson Holding Corp.(b)	1,548	19,706
Schnitzer Steel Industries, Inc., Class A	3,982	137,538
Schweitzer-Mauduit International, Inc., Class A	962	44,925
Sensient Technologies Corp.	575	44,764
Stepan Co.	639	77,121
Summit Materials, Inc., Class A(b)	892	24,717
SunCoke Energy, Inc.	4,676	29,880
Trecora Resources(b)	2,190	15,549
Tredegar Corp.	1,285	19,583
Trinseo S.A.	2,788	180,412
Tronox Holdings PLC, Class A	3,610	66,207
UFP Technologies, Inc.(b)	419	20,749
United States Lime & Minerals, Inc.	223	31,251
United States Steel Corp.(c)	2,817	46,790
US Concrete, Inc.(b)	1,044	53,724
Verso Corp., Class A	1,941	24,263
Warrior Met Coal, Inc.	2,089	40,046
Worthington Industries, Inc.	1,021	65,232

		3,435,627

Real Estate-3.07%
Agree Realty Corp.	273	17,625
Alexander & Baldwin, Inc.	881	15,391
Alexander’s, Inc.	83	22,502
Bluerock Residential Growth REIT, Inc.	1,371	14,697
Broadstone Net Lease, Inc., Class A	4,079	73,789

	Shares	Value
Real Estate-(continued)
CareTrust REIT, Inc.	1,558	$34,556
Centerspace	660	45,296
Community Healthcare Trust, Inc.	728	31,908
CTO Realty Growth, Inc.	588	30,429
DiamondRock Hospitality Co.(b)	1,542	15,605
Easterly Government Properties, Inc.	1,349	29,651
EastGroup Properties, Inc.	221	30,080
Essential Properties Realty Trust, Inc.	713	16,542
eXp World Holdings, Inc.(b)	1,175	70,958
Farmland Partners, Inc.(c)	3,959	47,350
Four Corners Property Trust, Inc.	1,375	37,249
FRP Holdings, Inc.(b)	300	13,542
GEO Group, Inc. (The)(c)	1,741	12,535
Getty Realty Corp.	764	21,377
Gladstone Commercial Corp.	1,075	20,081
Gladstone Land Corp.	2,224	39,787
Global Medical REIT, Inc.	2,704	36,423
Global Net Lease, Inc.	1,625	30,193
Healthcare Realty Trust, Inc.	608	17,547
Independence Realty Trust, Inc.	2,502	35,128
Indus Realty Trust, Inc.	486	29,490
Industrial Logistics Properties Trust	2,220	47,219
Innovative Industrial Properties, Inc.	554	108,030
iStar, Inc.(c)	5,195	92,055
Kite Realty Group Trust	1,243	23,828
Lexington Realty Trust	3,290	35,269
LTC Properties, Inc.	655	26,796
Marcus & Millichap, Inc.(b)	495	18,746
Monmouth Real Estate Investment Corp.	2,035	35,246
National Health Investors, Inc.	265	18,092
National Storage Affiliates Trust	1,044	40,246
NexPoint Residential Trust, Inc.	840	34,474
Office Properties Income Trust	1,063	26,883
Physicians Realty Trust	1,297	22,049
Piedmont Office Realty Trust, Inc., Class A	1,066	18,186
PotlatchDeltic Corp.	630	31,973
QTS Realty Trust, Inc., Class A(c)	603	37,458
Rafael Holdings, Inc., Class B(b)	612	21,897
RE/MAX Holdings, Inc., Class A	605	25,241
Realogy Holdings Corp.(b)	9,602	144,798
Redfin Corp.(b)	1,127	85,359
Retail Opportunity Investments Corp.	1,189	18,798
RLJ Lodging Trust	1,041	16,344
Sabra Health Care REIT, Inc.	965	16,617
Safehold, Inc.	332	25,315
SITE Centers Corp.	1,293	17,249
St. Joe Co. (The)	1,533	77,156
STAG Industrial, Inc.	595	18,772
Summit Hotel Properties, Inc.	1,553	16,074
Sunstone Hotel Investors, Inc.	1,454	19,207
Tanger Factory Outlet Centers, Inc.(c)	1,551	24,413
Terreno Realty Corp.	455	25,498
UMH Properties, Inc.	1,478	25,229
Uniti Group, Inc.	9,031	107,559
Urban Edge Properties	1,011	16,682
Washington REIT	828	18,647

		2,127,136

Utilities-1.09%
American States Water Co.	230	16,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Utilities-(continued)
Artesian Resources Corp., Class A	630	$23,310
Atlantic Power Corp.(b)	7,056	20,251
Avista Corp.	527	21,191
Black Hills Corp.	257	15,204
Brookfield Infrastructure Corp., Class A (Canada)(c)	653	43,242
California Water Service Group	553	30,387
Chesapeake Utilities Corp.	447	47,261
Clearway Energy, Inc., Class A	3,743	97,879
Clearway Energy, Inc., Class C	3,061	84,055
Genie Energy Ltd., Class B	2,200	16,610
MGE Energy, Inc.	281	17,900
Middlesex Water Co.	647	44,429
New Jersey Resources Corp.	484	19,016
NorthWestern Corp.	327	19,123
ONE Gas, Inc.	201	13,461
Ormat Technologies, Inc.	218	18,676
Otter Tail Corp.	509	20,625
PNM Resources, Inc.	527	25,301
Portland General Electric Co.	325	13,702
SJW Group	364	22,816
Southwest Gas Holdings, Inc.	422	26,312
Spark Energy, Inc., Class A(c)	2,534	25,264
Spire, Inc.	214	14,214
Sunnova Energy International, Inc.(b)	767	34,392
York Water Co. (The)	586	24,383

		755,806

Total Common Stocks & Other Equity Interests (Cost $65,050,101)		69,307,787

	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $20,513)	20,513	$20,513

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $65,070,614)		69,328,300

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.60%
Invesco Private Government Fund, 0.01%(g)(h)(i)	998,232	998,232
Invesco Private Prime Fund, 0.11%(g)(h)(i)	1,496,750	1,497,348

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,495,580)		2,495,580

TOTAL INVESTMENTS IN SECURITIES-103.58% (Cost $67,566,194)		71,823,880
OTHER ASSETS LESS LIABILITIES-(3.58)%		(2,482,863)

NET ASSETS-100.00%		$69,341,017

Investment Abbreviations:

CVR - Contingent Value Rights

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $255,694, which represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	August 31, 2020	at Cost	from Sales	Appreciation	(Loss)	February 28, 2021	Income
Invesco Mortgage Capital, Inc.	$153,018	$149,148	$(330,901)	$33,781	$(5,046)	$-	$2,550
Investments in Affiliated Money Market Funds:
Invesco Government & Agency
Portfolio, Institutional Class	-	692,468	(671,955)	-	-	20,513	4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	77,818	(77,818)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2021

(Unaudited)

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	August 31, 2020	at Cost	from Sales	Appreciation	(Loss)	February 28, 2021	Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,107,189	$7,826,395	$(8,935,352)	$-	$-	$998,232	$206	*
Invesco Private Prime Fund	702,405	8,278,089	(7,483,409)	-	263	1,497,348	944	*

Total	$2,962,612	$17,023,918	$(17,499,435)	$33,781	$(4,783)	$2,516,093	$3,704

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Consumer Discretionary	21.95
Industrials	18.91
Health Care	15.98
Information Technology	12.22
Financials	12.20
Materials	4.95
Consumer Staples	3.92
Real Estate	3.07
Sector Types Each Less Than 3%	6.75
Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$4,903,704	$1,384,952,444	$69,307,787
Affiliated investments in securities, at value	-	11,197,406	2,516,093
Cash	204,922	-	-
Receivable for:
Dividends	2,407	1,371,576	33,264
Securities lending	-	31,403	4,612
Investments sold	25,102	-	38,522

Total assets	5,136,135	1,397,552,829	71,900,278

Liabilities:
Due to custodian	-	153	-
Due to foreign custodian	124	-	-
Payable for:
Investments purchased	231,265	-	37,834
Collateral upon return of securities loaned	-	9,014,260	2,495,580
Accrued unitary management fees	231	310,720	25,847

Total liabilities	231,620	9,325,133	2,559,261

Net Assets	$4,904,515	$1,388,227,696	$69,341,017

Net assets consist of:
Shares of beneficial interest	$5,000,025	$1,132,159,808	$52,417,562
Distributable earnings (loss)	(95,510)	256,067,888	16,923,455

Net Assets	$4,904,515	$1,388,227,696	$69,341,017

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,001	32,810,001	1,820,001
Net asset value	$24.52	$42.31	$38.10

Market price	$24.52	$42.54	$38.39

Unaffiliated investments in securities, at cost	$4,997,866	$1,298,924,482	$65,050,101

Affiliated investments in securities, at cost	$-	$10,524,161	$2,516,093

Foreign currencies (due to foreign custodian), at cost	$(124)	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$9,031,357	$2,406,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)(a)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$2,545	$12,864,810	$513,194
Affiliated dividend income	1	48,295	2,554
Securities lending income	1	72,332	38,388
Foreign withholding tax	(103)	(4,701)	(675)

Total investment income	2,444	12,980,736	553,461

Expenses:
Unitary management fees	235	1,701,721	118,142

Less: Waivers	(4)	(559)	(16)

Net expenses	231	1,701,162	118,126

Net investment income	2,213	11,279,574	435,335

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(551)	88,861,268	4,438,014
Affiliated investment securities	-	1,791,078	(4,783)
Unaffiliated in-kind redemptions	-	212,343,222	22,662,886
Affiliated in-kind redemptions	-	132,305	-
Foreign currencies	(2,963)	-	-

Net realized gain (loss)	(3,514)	303,127,873	27,096,117

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(94,162)	53,145,956	1,238,580
Affiliated investment securities	-	543,438	33,781
Foreign currencies	(47)	-	-

Change in net unrealized appreciation (depreciation)	(94,209)	53,689,394	1,272,361

Net realized and unrealized gain (loss)	(97,723)	356,817,267	28,368,478

Net increase (decrease) in net assets resulting from operations	$(95,510)	$368,096,841	$28,803,813

(a)	For the period February 22, 2021 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Period Ended February 28, 2021(a)	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$2,213	$11,279,574	$19,606,018	$435,335	$563,526
Net realized gain (loss)	(3,514)	303,127,873	50,003,481	27,096,117	(7,738,749)
Change in net unrealized appreciation (depreciation)	(94,209)	53,689,394	40,149,833	1,272,361	3,320,847

Net increase (decrease) in net assets resulting from operations	(95,510)	368,096,841	109,759,332	28,803,813	(3,854,376)

Distributions to Shareholders from:
Distributable earnings	-	(11,450,203)	(19,330,423)	(335,468)	(605,377)

Shareholder Transactions:
Proceeds from shares sold	5,000,025	1,006,079,402	1,926,522,814	79,951,882	91,550,548
Value of shares repurchased	-	(965,231,780)	(2,078,760,160)	(82,681,206)	(56,295,368)

Net increase (decrease) in net assets resulting from share transactions	5,000,025	40,847,622	(152,237,346)	(2,729,324)	35,255,180

Net increase (decrease) in net assets	4,904,515	397,494,260	(61,808,437)	25,739,021	30,795,427

Net assets:
Beginning of period	-	990,733,436	1,052,541,873	43,601,996	12,806,569

End of period	$4,904,515	$1,388,227,696	$990,733,436	$69,341,017	$43,601,996

Changes in Shares Outstanding:
Shares sold	200,001	25,440,000	61,100,001	2,290,000	3,450,001
Shares repurchased	-	(23,380,000)	(65,700,000)	(2,220,000)	(2,200,000)
Shares outstanding, beginning of period	-	30,750,001	35,350,000	1,750,001	500,000

Shares outstanding, end of period	200,001	32,810,001	30,750,001	1,820,001	1,750,001

(a)	For the period February 22, 2021 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights

Invesco International Developed Dynamic Multifactor ETF (IMFL)

	For the Period February 22, 2021(a) Through February 28, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments	(0.49)

Total from investment operations.	(0.48)

Net asset value at end of period	$24.52

Market price at end of period(c)	$24.52

Net Asset Value Total Return(d)	(1.92	)%(e)
Market Price Total Return(d)	(1.92	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,905
Ratio to average net assets of:
Expenses, after Waivers	0.33	%(f)
Expenses, prior to Waivers	0.34	%(f)
Net investment income(g)	3.21	%(f)
Portfolio turnover rate(g)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to February 28, 2021 was (1.88)%. The market price total return from Fund Inception to February 28, 2021 was (1.88)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Two Months Ended August 31, 2019		Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating Performance:
Net asset value at beginning of period	$32.22		$29.77	$29.71		$26.65	$25.00

Net investment income(b)	0.36		0.55	0.07		0.54	0.22
Net realized and unrealized gain (loss) on investments	10.10		2.44	(0.01)		2.99	1.59

Total from investment operations	10.46		2.99	0.06		3.53	1.81

Distributions to shareholders from:
Net investment income	(0.37)		(0.54)	-		(0.47)	(0.16)

Net asset value at end of period	$42.31		$32.22	$29.77		$29.71	$26.65

Market price at end of period(c)	$42.54		$32.26	$29.79		$29.71

Net Asset Value Total Return(d)	32.73%		10.23%	0.20%		13.37%	7.26%
Market Price Total Return(d)	33.29%		10.29%	0.27%		13.32%	7.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,388,228		$990,733	$1,052,542		$998,325	$150,592
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(e)	0.29%	0.29	%(f)	0.29%	0.29	%(e)
Expenses, prior to Waivers	0.29	%(e)	0.29%	0.29	%(f)	0.29%	0.29	%(e)
Net investment income	1.92	%(e)	1.76%	1.48	%(f)	1.92%	1.42	%(e)
Portfolio turnover rate(g)	87%		321%	83%		138%	213%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Two Months Ended August 31, 2019		Year Ended June 30, 2019	For the Period November 08, 2017(a) Through June 30, 2018
Per Share Operating
Performance:
Net asset value at beginning of period	$24.92		$25.61	$26.82		$27.12	$25.00

Net investment income(b)	0.23		0.31	0.03		0.43	0.22
Net realized and unrealized gain (loss) on investments	13.13		(0.64)	(1.24)		(0.29)	2.08

Total from investment operations	13.36		(0.33)	(1.21)		0.14	2.30

Distributions to shareholders from:
Net investment income	(0.18)		(0.36)	-		(0.44)	(0.18)

Net asset value at end of period	$38.10		$24.92	$25.61		$26.82	$27.12

Market price at end of period(c)	$38.39		$24.94	$25.65		$26.82

Net Asset Value Total Return(d)	53.87%		(1.13)%	(4.51)%		0.63%	9.22%
Market Price Total Return(d)	54.92%		(1.20)%	(4.36)%		0.59%	9.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$69,341		$43,602	$12,807		$12,071	$13,561
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.41	%(f)	0.39%	0.39	%(e)
Expenses, prior to Waivers	0.39	%(e)	0.39%	0.41	%(f)	0.39%	0.39	%(e)
Net investment income	1.44	%(e)	1.27%	0.87	%(f)	1.62%	1.30	%(e)
Portfolio turnover rate(g)	88%		282%	64%		189%	173%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco International Developed Dynamic Multifactor ETF (IMFL)	“International Developed Dynamic Multifactor ETF”

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	“Russell 1000® Dynamic Multifactor ETF”

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	“Russell 2000® Dynamic Multifactor ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc. The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below ( each, an “Underlying Index”):

Fund	Underlying Index

International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index

Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index

Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.  Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

37

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, wide spread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company

38

or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable

39

capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

40

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extra ordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax with holding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign with holding taxes recorded on a Fund’s books

41

and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extra ordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
International Developed Dynamic Multifactor ETF	0.34%

Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%

With respect to Russell 1000® Dynamic Multifactor ETF and Russell 2000® Dynamic Multifactor ETF, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extra ordinary expenses, as set forth in the Investment Advisory Agreement) from exceeding the Fund’s unitary management fee through at least May 24, 2021.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

International Developed Dynamic Multifactor ETF*	$4

Russell 1000® Dynamic Multifactor ETF	559
Russell 2000® Dynamic Multifactor ETF	16

*	For the period February 22, 2021 (commencement of investment operations) through February 28, 2021.

The Trust has entered in a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

International Developed Dynamic Multifactor ETF	FTSE International Ltd.

Russell 1000® Dynamic Multifactor ETF	Frank Russell Company

Russell 2000® Dynamic Multifactor ETF	Frank Russell Company

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements where by The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

42

For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Russell 1000® Dynamic Multifactor ETF	$81,811

Russell 2000® Dynamic Multifactor ETF	21,200

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/ or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021, for each Fund (except for International Developed Dynamic Multifactor ETF). As of February 28, 2021, all of the securities in International Developed Dynamic Multifactor ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Russell 1000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,386,187,360	$-	$-	$1,386,187,360

Money Market Funds	948,230	9,014,260	-	9,962,490

Total Investments	$1,387,135,590	$9,014,260	$-	$1,396,149,850

Russell 2000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$69,289,798	$-	$17,989	$69,307,787

Money Market Funds	20,513	2,495,580	-	2,516,093

Total Investments	$69,310,311	$2,495,580	$17,989	$71,823,880

NOTE 5–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

43

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
Russell 1000® Dynamic Multifactor ETF	$133,302,042	$712,256	$134,014,298
Russell 2000® Dynamic Multifactor ETF	13,395,418	314,981	13,710,399

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
International Developed Dynamic Multifactor ETF*	$5,023,524	$25,107
Russell 1000® Dynamic Multifactor ETF	987,193,024	1,025,811,153
Russell 2000® Dynamic Multifactor ETF	49,969,554	52,275,989

*	For the period February 22, 2021 (commencement of investment operations) through February 28, 2021.

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
International Developed Dynamic Multifactor ETF*	$-	$-
Russell 1000® Dynamic Multifactor ETF	1,000,032,872	921,821,006
Russell 2000® Dynamic Multifactor ETF	79,477,195	79,782,688

*	For the period February 22, 2021 (commencement of investment operations) through February 28, 2021.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
International Developed Dynamic Multifactor ETF*	$40,513	$(134,675)	$(94,162)	$4,997,866
Russell 1000® Dynamic Multifactor ETF	127,717,935	(44,320,338)	83,397,597	1,312,752,253
Russell 2000® Dynamic Multifactor ETF	6,727,907	(3,307,401)	3,420,506	68,403,374

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the

44

value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

45

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extra ordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period“ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2020	February 28, 2021	Six-Month Period	Six-Month Period(1)
Invesco International Developed Dynamic Multifactor ETF (IMFL)
Actual	$1,000.00	$980.80 (2)	0.33%	$0.06 (3)
Hypothetical (5% return before expenses)	1,000.00	1,023.16 (2)	0.33	1.66 (3)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
Actual	1,000.00	1,327.30	0.29	1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

46

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2020	February 28, 2021	Six-Month Period	Six-Month Period(1)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Actual	$1,000.00	$1,538.70	0.39%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period February 22, 2021 (commencement of investment operations) through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 22, 2021 (commencement of investment operations) to February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 7/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

47

Approval of Investment Advisory Contracts

Invesco International Developed Dynamic Multifactor ETF

At a meeting held on December 15, 2020, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco International Developed Dynamic Multifactor ETF (the “Fund”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the Fund’s portfolio managers also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Fund’s portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the role of Invesco Indexing LLC (“Invesco Indexing”) which will provide certain data to FTSE International Limited, the Fund’s index provider. The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases representing two comparable Lipper peer groups on the median net expense ratios of passive ETFs, open-end (non- ETF) index funds and open-end (non- ETF) actively managed funds from each Lipper peer group. The Trustees also considered fee and expense data on three Adviser-identified select peers.

The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, costs incurred in connection with proxies (except certain proxies) and other extra ordinary expenses. The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratios for the various types of funds in the comparable Lipper peer groups as shown below:

Large-Cap Core Peers
	Passive ETF Peer Group	Open-End Index Fund Peer Group	Open-End Active Fund Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)
Invesco International Developed Dynamic Multifactor ETF	Higher than median (7)	Lower than median (4)	Lower than median (21)

48

Approval of Investment Advisory Contracts–(continued)

Multi-Cap Core Peers
	Passive ETF Peer Group	Open-End Index Fund Peer Group	Open-End Active Fund Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)
Invesco International Developed Dynamic Multifactor ETF	Higher than median (31)	Higher than median (31)	Lower than median (76)

The Trustees also noted that the Fund’s proposed unitary advisory fee was lower than the median net expense ratio of its Adviser-identified select peers.

Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services, including the licensing fees payable by the Adviser to the Fund’s index provider.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed unitary advisory fee rate for the Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.

49

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-FAC-SAR-1	invesco.com/ETFs

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Anna Paglia
Name: Anna Paglia
Title: President

Date: May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Anna Paglia
Name: Anna Paglia
Title: President

Date: May 7, 2021

By:	/s/ Kelli Gallegos
Name: Kelli Gallegos
Title: Treasurer

Date: May 7, 2021